Quarterly Report
March 31, 2025
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Balanced Index Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.8%
COMMUNICATION SERVICES — 8.9%
Alphabet, Inc. Class A	1,819,940	$281,435,522
Alphabet, Inc. Class C	1,475,340	230,492,368
AT&T, Inc.	2,247,740	63,566,087
Charter Communications, Inc. Class A (a)(b)	28,600	10,539,958
Comcast Corp. Class A	1,183,566	43,673,585
Electronic Arts, Inc.	70,779	10,228,981
Fox Corp. Class A	70,066	3,965,736
Fox Corp. Class B	38,800	2,045,148
Interpublic Group of Cos., Inc.	110,466	3,000,257
Live Nation Entertainment, Inc. (a)(b)	45,600	5,954,448
Match Group, Inc.	75,900	2,368,080
Meta Platforms, Inc. Class A	683,093	393,707,481
Netflix, Inc. (a)	133,604	124,589,738
News Corp. Class A	111,288	3,029,259
News Corp. Class B (b)	30,121	914,775
Omnicom Group, Inc.	57,591	4,774,870
Paramount Global Class B	196,181	2,346,325
Take-Two Interactive Software, Inc. (a)	52,600	10,901,350
TKO Group Holdings, Inc.	19,700	3,010,357
T-Mobile U.S., Inc.	150,575	40,159,858
Verizon Communications, Inc.	1,318,615	59,812,376
Walt Disney Co.	566,464	55,909,997
Warner Bros Discovery, Inc. (a)(b)	656,478	7,044,009
		1,363,470,565
CONSUMER DISCRETIONARY — 10.0%
Airbnb, Inc. Class A (a)	137,400	16,413,804
Amazon.com, Inc. (a)	2,941,300	559,611,738
Aptiv PLC (a)	68,019	4,047,130
AutoZone, Inc. (a)	5,276	20,116,227
Best Buy Co., Inc.	57,806	4,255,100
Booking Holdings, Inc.	10,424	48,022,430
Caesars Entertainment, Inc. (a)	63,700	1,592,500
CarMax, Inc. (a)	45,903	3,576,762
Carnival Corp. (a)	341,401	6,667,562
Chipotle Mexican Grill, Inc. (a)	428,300	21,504,943
Darden Restaurants, Inc.	34,371	7,140,919
Deckers Outdoor Corp. (a)	44,900	5,020,269
Domino's Pizza, Inc.	10,300	4,732,335
DoorDash, Inc. Class A (a)	107,400	19,629,498
DR Horton, Inc.	86,297	10,970,938
eBay, Inc.	143,845	9,742,622
Security Description	Shares	Value
Expedia Group, Inc.	36,634	$6,158,175
Ford Motor Co.	1,243,538	12,472,686
Garmin Ltd.	49,240	10,691,481
General Motors Co.	316,423	14,881,374
Genuine Parts Co.	40,989	4,883,429
Hasbro, Inc.	38,597	2,373,330
Hilton Worldwide Holdings, Inc.	76,300	17,362,065
Home Depot, Inc.	310,402	113,759,229
Las Vegas Sands Corp. (b)	104,000	4,017,520
Lennar Corp. Class A	71,106	8,161,547
LKQ Corp.	77,500	3,296,850
Lowe's Cos., Inc.	177,250	41,340,017
Lululemon Athletica, Inc. (a)	33,800	9,567,428
Marriott International, Inc. Class A	72,555	17,282,601
McDonald's Corp.	224,310	70,067,715
MGM Resorts International (a)(b)	71,300	2,113,332
Mohawk Industries, Inc. (a)	15,431	1,761,912
NIKE, Inc. Class B	372,806	23,665,725
Norwegian Cruise Line Holdings Ltd. (a)	129,400	2,453,424
NVR, Inc. (a)	910	6,592,395
O'Reilly Automotive, Inc. (a)	18,080	25,901,046
Pool Corp. (b)	11,300	3,597,355
PulteGroup, Inc.	61,062	6,277,174
Ralph Lauren Corp.	11,779	2,600,096
Ross Stores, Inc.	105,156	13,437,885
Royal Caribbean Cruises Ltd.	78,600	16,147,584
Starbucks Corp.	357,030	35,021,073
Tapestry, Inc.	67,728	4,768,728
Tesla, Inc. (a)	873,300	226,324,428
TJX Cos., Inc.	352,874	42,980,053
Tractor Supply Co.	158,630	8,740,513
Ulta Beauty, Inc. (a)	14,000	5,131,560
Williams-Sonoma, Inc.	36,500	5,770,650
Wynn Resorts Ltd. (b)	27,541	2,299,673
Yum! Brands, Inc.	88,902	13,989,619
		1,528,934,449
CONSUMER STAPLES — 5.8%
Altria Group, Inc.	533,329	32,010,406
Archer-Daniels-Midland Co.	140,732	6,756,543
Brown-Forman Corp. Class B	53,952	1,831,131
Bunge Global SA	41,700	3,186,714
Campbell's Co. (b)	57,982	2,314,641
Church & Dwight Co., Inc.	72,000	7,926,480
Clorox Co.	36,464	5,369,324
Coca-Cola Co.	1,210,900	86,724,658
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	256,123	$23,998,725
Conagra Brands, Inc.	140,924	3,758,443
Constellation Brands, Inc. Class A	46,150	8,469,448
Costco Wholesale Corp.	138,655	131,137,126
Dollar General Corp.	64,713	5,690,214
Dollar Tree, Inc. (a)	59,426	4,461,110
Estee Lauder Cos., Inc. Class A	68,541	4,523,706
General Mills, Inc.	163,742	9,790,134
Hershey Co.	43,467	7,434,161
Hormel Foods Corp.	85,502	2,645,432
J.M. Smucker Co.	31,305	3,706,825
Kellanova	78,928	6,510,771
Kenvue, Inc.	610,002	14,627,848
Keurig Dr. Pepper, Inc.	375,300	12,842,766
Kimberly-Clark Corp.	105,427	14,993,828
Kraft Heinz Co.	259,718	7,903,219
Kroger Co.	211,942	14,346,354
Lamb Weston Holdings, Inc.	42,300	2,254,590
McCormick & Co., Inc.	74,184	6,106,085
Molson Coors Beverage Co. Class B (b)	51,653	3,144,118
Mondelez International, Inc. Class A	407,515	27,649,893
Monster Beverage Corp. (a)	223,370	13,071,612
PepsiCo, Inc.	429,416	64,386,635
Philip Morris International, Inc.	486,512	77,224,050
Procter & Gamble Co.	732,626	124,854,123
Sysco Corp.	156,474	11,741,809
Target Corp.	145,672	15,202,330
Tyson Foods, Inc. Class A	84,144	5,369,229
Walgreens Boots Alliance, Inc. (b)	210,805	2,354,692
Walmart, Inc.	1,355,509	119,000,135
		895,319,308
ENERGY — 3.6%
APA Corp.	108,855	2,288,132
Baker Hughes Co.	315,479	13,865,302
Chevron Corp.	522,710	87,444,156
ConocoPhillips	400,504	42,060,930
Coterra Energy, Inc.	218,678	6,319,794
Devon Energy Corp.	207,173	7,748,270
Diamondback Energy, Inc.	55,100	8,809,388
EOG Resources, Inc.	177,671	22,784,529
EQT Corp.	191,500	10,231,845
Expand Energy Corp.	62,300	6,935,236
Exxon Mobil Corp.	1,359,252	161,655,840
Halliburton Co.	259,767	6,590,289
Hess Corp.	87,957	14,049,372
Kinder Morgan, Inc.	612,850	17,484,611
Marathon Petroleum Corp.	100,541	14,647,818
Occidental Petroleum Corp.	216,573	10,690,043
ONEOK, Inc.	188,696	18,722,417
Phillips 66 Co.	131,173	16,197,242
Schlumberger NV	443,650	18,544,570
Security Description	Shares	Value
Targa Resources Corp.	69,500	$13,932,665
Texas Pacific Land Corp.	5,500	7,287,445
Valero Energy Corp.	100,923	13,328,901
Williams Cos., Inc.	384,958	23,005,090
		544,623,885
FINANCIALS — 14.2%
Aflac, Inc.	156,906	17,446,378
Allstate Corp.	84,039	17,401,956
American Express Co.	174,112	46,844,834
American International Group, Inc.	188,501	16,388,277
Ameriprise Financial, Inc.	28,844	13,963,669
Aon PLC Class A	68,198	27,217,140
Apollo Global Management, Inc.	141,500	19,377,010
Arch Capital Group Ltd.	119,900	11,531,982
Arthur J Gallagher & Co.	80,100	27,653,724
Assurant, Inc.	15,285	3,206,029
Bank of America Corp.	2,070,905	86,418,866
Bank of New York Mellon Corp.	217,094	18,207,674
Berkshire Hathaway, Inc. Class B (a)	571,884	304,573,981
Blackrock, Inc.	45,716	43,269,280
Blackstone, Inc.	230,300	32,191,334
Brown & Brown, Inc.	69,700	8,670,680
Capital One Financial Corp.	120,495	21,604,753
Cboe Global Markets, Inc.	30,800	6,969,732
Charles Schwab Corp.	534,894	41,871,502
Chubb Ltd.	117,153	35,379,034
Cincinnati Financial Corp.	46,009	6,796,449
Citigroup, Inc.	589,227	41,829,225
Citizens Financial Group, Inc.	131,900	5,403,943
CME Group, Inc.	113,463	30,100,599
Corpay, Inc. (a)	20,400	7,113,888
Discover Financial Services	80,128	13,677,850
Erie Indemnity Co. Class A (b)	7,300	3,059,065
Everest Group Ltd.	12,700	4,614,291
FactSet Research Systems, Inc.	11,200	5,091,968
Fidelity National Information Services, Inc.	160,491	11,985,468
Fifth Third Bancorp	199,162	7,807,150
Fiserv, Inc. (a)	178,724	39,467,621
Franklin Resources, Inc. (b)	90,789	1,747,688
Global Payments, Inc.	74,868	7,331,075
Globe Life, Inc.	26,412	3,478,989
Goldman Sachs Group, Inc.	97,846	53,452,291
Hartford Insurance Group, Inc.	86,167	10,661,443
Huntington Bancshares, Inc.	427,391	6,415,139
Intercontinental Exchange, Inc.	180,785	31,185,412
Invesco Ltd.	132,411	2,008,675
Jack Henry & Associates, Inc.	21,400	3,907,640
JPMorgan Chase & Co.	872,743	214,083,858
KeyCorp	329,096	5,262,245

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
KKR & Co., Inc.	213,000	$24,624,930
Loews Corp.	53,619	4,928,122
M&T Bank Corp.	49,145	8,784,669
MarketAxess Holdings, Inc.	11,100	2,401,485
Marsh & McLennan Cos., Inc.	154,319	37,658,466
Mastercard, Inc. Class A	254,351	139,414,870
MetLife, Inc.	184,170	14,787,009
Moody's Corp.	48,932	22,787,143
Morgan Stanley	388,227	45,294,444
MSCI, Inc.	24,700	13,967,850
Nasdaq, Inc.	121,725	9,234,059
Northern Trust Corp.	59,296	5,849,550
PayPal Holdings, Inc. (a)	300,845	19,630,136
PNC Financial Services Group, Inc.	125,075	21,984,433
Principal Financial Group, Inc.	62,665	5,287,046
Progressive Corp.	183,649	51,974,503
Prudential Financial, Inc.	113,002	12,620,063
Raymond James Financial, Inc.	54,000	7,501,140
Regions Financial Corp.	266,246	5,785,526
S&P Global, Inc.	98,788	50,194,183
State Street Corp. (c)	87,878	7,867,717
Synchrony Financial	116,276	6,155,651
T. Rowe Price Group, Inc.	65,455	6,013,351
Travelers Cos., Inc.	71,806	18,989,815
Truist Financial Corp.	417,415	17,176,627
U.S. Bancorp	493,222	20,823,833
Visa, Inc. Class A	537,960	188,533,462
W.R. Berkley Corp.	88,450	6,294,102
Wells Fargo & Co.	1,029,203	73,886,483
Willis Towers Watson PLC	29,845	10,086,118
		2,177,206,593
HEALTH CARE — 10.8%
Abbott Laboratories	542,849	72,008,920
AbbVie, Inc.	551,680	115,587,994
Agilent Technologies, Inc.	85,893	10,047,763
Align Technology, Inc. (a)	20,700	3,288,402
Amgen, Inc.	168,354	52,450,689
Baxter International, Inc.	150,079	5,137,204
Becton Dickinson & Co.	90,756	20,788,569
Biogen, Inc. (a)	42,884	5,868,247
Bio-Techne Corp.	46,400	2,720,432
Boston Scientific Corp. (a)	462,357	46,642,574
Bristol-Myers Squibb Co.	637,375	38,873,501
Cardinal Health, Inc.	71,733	9,882,655
Cencora, Inc.	54,834	15,248,787
Centene Corp. (a)	154,804	9,398,151
Charles River Laboratories International, Inc. (a)(b)	15,200	2,287,904
Cigna Group	86,241	28,373,289
Cooper Cos., Inc. (a)	58,600	4,942,910
CVS Health Corp.	397,394	26,923,443
Danaher Corp.	200,894	41,183,270
DaVita, Inc. (a)	13,828	2,115,269
Dexcom, Inc. (a)	117,900	8,051,391
Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	177,230	$12,845,630
Elevance Health, Inc.	72,919	31,716,848
Eli Lilly & Co.	245,972	203,150,735
GE HealthCare Technologies, Inc.	146,207	11,800,367
Gilead Sciences, Inc.	391,052	43,817,377
HCA Healthcare, Inc.	54,700	18,901,585
Henry Schein, Inc. (a)	37,300	2,554,677
Hologic, Inc. (a)	68,300	4,218,891
Humana, Inc.	38,690	10,237,374
IDEXX Laboratories, Inc. (a)	26,200	11,002,690
Incyte Corp. (a)	47,000	2,845,850
Insulet Corp. (a)	21,300	5,593,593
Intuitive Surgical, Inc. (a)	111,732	55,337,508
IQVIA Holdings, Inc. (a)	51,000	8,991,300
Johnson & Johnson	752,245	124,752,311
Labcorp Holdings, Inc.	24,675	5,742,860
McKesson Corp.	39,552	26,618,100
Medtronic PLC	402,993	36,212,951
Merck & Co., Inc.	791,772	71,069,455
Mettler-Toledo International, Inc. (a)	6,200	7,321,642
Moderna, Inc. (a)	99,500	2,820,825
Molina Healthcare, Inc. (a)	17,200	5,665,508
Pfizer, Inc.	1,777,933	45,052,822
Quest Diagnostics, Inc.	32,742	5,539,946
Regeneron Pharmaceuticals, Inc.	33,242	21,083,074
ResMed, Inc.	47,100	10,543,335
Revvity, Inc. (b)	36,286	3,839,059
Solventum Corp. (a)	40,689	3,093,992
STERIS PLC	29,000	6,572,850
Stryker Corp.	107,894	40,163,541
Thermo Fisher Scientific, Inc.	119,812	59,618,451
UnitedHealth Group, Inc.	287,374	150,512,132
Universal Health Services, Inc. Class B	17,500	3,288,250
Vertex Pharmaceuticals, Inc. (a)	80,652	39,101,703
Viatris, Inc.	351,214	3,059,074
Waters Corp. (a)	17,450	6,431,547
West Pharmaceutical Services, Inc.	21,300	4,768,644
Zimmer Biomet Holdings, Inc.	59,925	6,782,311
Zoetis, Inc.	141,420	23,284,803
		1,657,774,975
INDUSTRIALS — 8.2%
3M Co.	171,258	25,150,950
A.O. Smith Corp.	35,300	2,307,208
Allegion PLC	25,496	3,326,208
AMETEK, Inc.	73,799	12,703,760
Automatic Data Processing, Inc.	127,752	39,032,069
Axon Enterprise, Inc. (a)	23,100	12,149,445
Boeing Co. (a)	235,490	40,162,820

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	34,300	$8,316,378
Builders FirstSource, Inc. (a)	34,300	4,285,442
Carrier Global Corp.	246,979	15,658,469
Caterpillar, Inc.	149,824	49,411,955
CH Robinson Worldwide, Inc.	34,479	3,530,650
Cintas Corp.	108,364	22,272,053
Copart, Inc. (a)	278,600	15,765,974
CSX Corp.	611,165	17,986,586
Cummins, Inc.	43,770	13,719,269
Dayforce, Inc. (a)(b)	45,700	2,665,681
Deere & Co.	79,583	37,352,281
Delta Air Lines, Inc.	188,634	8,224,442
Dover Corp.	40,450	7,106,256
Eaton Corp. PLC	124,225	33,768,082
Emerson Electric Co.	178,479	19,568,438
Equifax, Inc.	36,388	8,862,661
Expeditors International of Washington, Inc.	41,476	4,987,489
Fastenal Co.	182,616	14,161,871
FedEx Corp.	70,250	17,125,545
Fortive Corp.	103,049	7,541,126
GE Vernova, Inc.	86,980	26,553,254
Generac Holdings, Inc. (a)	17,700	2,241,705
General Dynamics Corp.	80,172	21,853,284
General Electric Co.	336,023	67,255,003
Honeywell International, Inc.	204,078	43,213,516
Howmet Aerospace, Inc.	128,486	16,668,489
Hubbell, Inc.	15,800	5,228,378
Huntington Ingalls Industries, Inc.	11,500	2,346,460
IDEX Corp.	22,300	4,035,631
Illinois Tool Works, Inc.	84,400	20,932,044
Ingersoll Rand, Inc.	118,687	9,498,521
Jacobs Solutions, Inc.	36,143	4,369,327
JB Hunt Transport Services, Inc.	23,700	3,506,415
Johnson Controls International PLC	209,408	16,775,675
L3Harris Technologies, Inc.	60,121	12,583,927
Leidos Holdings, Inc.	39,600	5,343,624
Lennox International, Inc.	9,500	5,327,885
Lockheed Martin Corp.	65,971	29,469,905
Masco Corp.	64,184	4,463,355
Nordson Corp.	16,000	3,227,520
Norfolk Southern Corp.	71,887	17,026,436
Northrop Grumman Corp.	43,025	22,029,230
Old Dominion Freight Line, Inc.	55,500	9,182,475
Otis Worldwide Corp.	126,489	13,053,665
PACCAR, Inc.	166,508	16,212,884
Parker-Hannifin Corp.	40,589	24,672,024
Paychex, Inc.	101,807	15,706,784
Paycom Software, Inc.	14,300	3,124,264
Pentair PLC	48,704	4,260,626
Quanta Services, Inc.	47,207	11,999,075
Republic Services, Inc.	64,489	15,616,656
Security Description	Shares	Value
Rockwell Automation, Inc.	33,426	$8,636,610
Rollins, Inc.	82,625	4,464,229
RTX Corp.	417,401	55,288,936
Snap-on, Inc.	15,540	5,237,135
Southwest Airlines Co. (b)	176,259	5,918,777
Stanley Black & Decker, Inc. (b)	45,357	3,487,046
Textron, Inc.	55,133	3,983,359
Trane Technologies PLC	70,784	23,848,545
TransDigm Group, Inc.	17,700	24,484,233
Uber Technologies, Inc. (a)	655,100	47,730,586
Union Pacific Corp.	189,598	44,790,632
United Airlines Holdings, Inc. (a)	96,800	6,684,040
United Parcel Service, Inc. Class B	230,591	25,362,704
United Rentals, Inc.	19,600	12,283,320
Veralto Corp.	72,664	7,081,107
Verisk Analytics, Inc.	45,000	13,392,900
Waste Management, Inc.	115,135	26,654,904
Westinghouse Air Brake Technologies Corp.	51,566	9,351,494
WW Grainger, Inc.	14,157	13,984,709
Xylem, Inc.	71,458	8,536,373
		1,256,122,784
INFORMATION TECHNOLOGY — 28.7%
Accenture PLC Class A	195,918	61,134,253
Adobe, Inc. (a)	136,444	52,330,367
Advanced Micro Devices, Inc. (a)	507,894	52,181,030
Akamai Technologies, Inc. (a)	44,590	3,589,495
Amphenol Corp. Class A	381,880	25,047,509
Analog Devices, Inc.	156,061	31,472,822
ANSYS, Inc. (a)	25,700	8,135,592
Apple, Inc.	4,683,396	1,040,322,753
Applied Materials, Inc.	255,354	37,056,972
Arista Networks, Inc. (a)	325,700	25,235,236
Autodesk, Inc. (a)	68,106	17,830,151
Broadcom, Inc.	1,462,710	244,901,535
Cadence Design Systems, Inc. (a)	86,600	22,024,978
CDW Corp.	39,300	6,298,218
Cisco Systems, Inc.	1,246,190	76,902,385
Cognizant Technology Solutions Corp. Class A	158,041	12,090,136
Corning, Inc.	246,726	11,295,116
Crowdstrike Holdings, Inc. Class A (a)	77,600	27,360,208
Dell Technologies, Inc. Class C	97,100	8,850,665
Enphase Energy, Inc. (a)	39,800	2,469,590
EPAM Systems, Inc. (a)	16,800	2,836,512
F5, Inc. (a)	17,141	4,564,134
Fair Isaac Corp. (a)	7,800	14,384,448
First Solar, Inc. (a)	31,500	3,982,545
Fortinet, Inc. (a)	201,300	19,377,138

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Gartner, Inc. (a)	22,700	$9,528,098
Gen Digital, Inc.	159,360	4,229,414
GoDaddy, Inc. Class A (a)	41,500	7,475,810
Hewlett Packard Enterprise Co.	382,453	5,901,250
HP, Inc.	287,953	7,973,419
Intel Corp.	1,362,536	30,943,193
International Business Machines Corp.	289,395	71,960,961
Intuit, Inc.	87,737	53,869,641
Jabil, Inc.	33,400	4,544,738
Juniper Networks, Inc.	98,949	3,580,964
Keysight Technologies, Inc. (a)	51,400	7,698,178
KLA Corp.	41,832	28,437,394
Lam Research Corp.	404,170	29,383,159
Microchip Technology, Inc.	157,866	7,642,293
Micron Technology, Inc.	350,634	30,466,588
Microsoft Corp.	2,317,758	870,063,176
Monolithic Power Systems, Inc.	14,300	8,293,714
Motorola Solutions, Inc.	52,772	23,104,109
NetApp, Inc.	60,514	5,315,550
NVIDIA Corp.	7,635,660	827,552,831
NXP Semiconductors NV	80,800	15,356,848
ON Semiconductor Corp. (a)	126,000	5,126,940
Oracle Corp.	507,735	70,986,430
Palantir Technologies, Inc. Class A (a)	642,300	54,210,120
Palo Alto Networks, Inc. (a)	208,100	35,510,184
PTC, Inc. (a)	35,300	5,469,735
QUALCOMM, Inc.	346,626	53,245,220
Roper Technologies, Inc.	33,965	20,025,085
Salesforce, Inc.	299,395	80,345,642
Seagate Technology Holdings PLC	61,824	5,251,949
ServiceNow, Inc. (a)	64,600	51,430,644
Skyworks Solutions, Inc.	47,000	3,037,610
Super Micro Computer, Inc. (a)(b)	144,800	4,957,952
Synopsys, Inc. (a)	48,900	20,970,765
TE Connectivity PLC	89,451	12,641,215
Teledyne Technologies, Inc. (a)	13,790	6,863,421
Teradyne, Inc.	48,000	3,964,800
Texas Instruments, Inc.	285,393	51,285,122
Trimble, Inc. (a)	71,900	4,720,235
Tyler Technologies, Inc. (a)	12,600	7,325,514
VeriSign, Inc. (a)	24,653	6,258,657
Western Digital Corp. (a)	110,253	4,457,529
Workday, Inc. Class A (a)	67,900	15,856,687
Zebra Technologies Corp. Class A (a)	15,200	4,294,912
		4,393,231,484
MATERIALS — 1.9%
Air Products & Chemicals, Inc.	70,302	20,733,466
Albemarle Corp. (b)	34,600	2,491,892
Security Description	Shares	Value
Amcor PLC	425,226	$4,124,692
Avery Dennison Corp.	23,670	4,212,550
Ball Corp.	89,332	4,651,517
CF Industries Holdings, Inc.	54,020	4,221,663
Corteva, Inc.	218,482	13,749,072
Dow, Inc.	206,248	7,202,180
DuPont de Nemours, Inc.	122,873	9,176,156
Eastman Chemical Co.	34,436	3,034,156
Ecolab, Inc.	79,700	20,205,544
Freeport-McMoRan, Inc.	455,540	17,246,745
International Flavors & Fragrances, Inc.	75,176	5,834,410
International Paper Co.	155,203	8,280,080
Linde PLC	149,063	69,409,695
LyondellBasell Industries NV Class A	76,558	5,389,683
Martin Marietta Materials, Inc.	17,945	8,580,043
Mosaic Co.	93,784	2,533,106
Newmont Corp.	360,933	17,425,845
Nucor Corp.	69,848	8,405,508
Packaging Corp. of America	26,200	5,188,124
PPG Industries, Inc.	68,654	7,507,315
Sherwin-Williams Co.	73,127	25,535,217
Smurfit WestRock PLC	145,136	6,539,828
Steel Dynamics, Inc.	42,200	5,278,376
Vulcan Materials Co.	38,871	9,068,604
		296,025,467
REAL ESTATE — 2.2%
Alexandria Real Estate Equities, Inc. REIT	45,800	4,236,958
American Tower Corp. REIT	147,018	31,991,117
AvalonBay Communities, Inc. REIT	41,769	8,964,463
BXP, Inc. REIT	42,746	2,872,104
Camden Property Trust REIT	31,400	3,840,220
CBRE Group, Inc. Class A (a)	88,667	11,595,870
CoStar Group, Inc. (a)	135,100	10,703,973
Crown Castle, Inc. REIT	138,258	14,410,631
Digital Realty Trust, Inc. REIT	95,300	13,655,537
Equinix, Inc. REIT	29,743	24,250,955
Equity Residential REIT	100,419	7,187,992
Essex Property Trust, Inc. REIT	19,245	5,899,940
Extra Space Storage, Inc. REIT	62,400	9,265,776
Federal Realty Investment Trust REIT	22,100	2,161,822
Healthpeak Properties, Inc. REIT	204,323	4,131,411
Host Hotels & Resorts, Inc. REIT	206,662	2,936,667
Invitation Homes, Inc. REIT	167,600	5,840,860
Iron Mountain, Inc. REIT	86,281	7,423,617
Kimco Realty Corp. REIT	198,353	4,213,018
Mid-America Apartment Communities, Inc. REIT	34,400	5,764,752

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	291,522	$32,589,244
Public Storage REIT	50,135	15,004,904
Realty Income Corp. REIT	278,000	16,126,780
Regency Centers Corp. REIT	48,100	3,547,856
SBA Communications Corp. REIT	31,600	6,952,316
Simon Property Group, Inc. REIT	97,380	16,172,871
UDR, Inc. REIT	88,300	3,988,511
Ventas, Inc. REIT	136,397	9,378,658
VICI Properties, Inc. REIT	337,800	11,019,036
Welltower, Inc. REIT	191,819	29,388,589
Weyerhaeuser Co. REIT	213,987	6,265,539
		331,781,987
UTILITIES — 2.5%
AES Corp.	210,936	2,619,825
Alliant Energy Corp.	75,500	4,858,425
Ameren Corp.	87,104	8,745,242
American Electric Power Co., Inc. (b)	168,909	18,456,686
American Water Works Co., Inc.	57,300	8,452,896
Atmos Energy Corp. (b)	51,400	7,945,412
CenterPoint Energy, Inc.	191,776	6,948,045
CMS Energy Corp.	87,855	6,598,789
Consolidated Edison, Inc.	110,652	12,237,005
Constellation Energy Corp.	98,894	19,939,997
Dominion Energy, Inc.	267,166	14,979,998
DTE Energy Co.	60,945	8,426,865
Duke Energy Corp.	244,292	29,796,295
Edison International	113,614	6,694,137
Entergy Corp.	137,096	11,720,337
Evergy, Inc.	71,599	4,936,751
Eversource Energy	119,117	7,398,357
Exelon Corp.	319,884	14,740,255
FirstEnergy Corp.	150,793	6,095,053
NextEra Energy, Inc.	645,156	45,735,109
NiSource, Inc.	153,804	6,166,002
NRG Energy, Inc.	60,702	5,794,613
PG&E Corp.	668,300	11,481,394
Pinnacle West Capital Corp. (b)	33,404	3,181,731
PPL Corp.	217,019	7,836,556
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	158,888	$13,076,482
Sempra	201,624	14,387,889
Southern Co.	344,759	31,700,590
Vistra Corp.	108,500	12,742,240
WEC Energy Group, Inc. (b)	101,782	11,092,202
Xcel Energy, Inc.	177,051	12,533,440
		377,318,618
TOTAL COMMON STOCKS (Cost $9,656,150,301)		14,821,810,115

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	459,128,727	459,128,727
State Street Navigator Securities Lending Portfolio II (c) (f)	8,475,604	8,475,604
TOTAL SHORT-TERM INVESTMENTS (Cost $467,604,331)		467,604,331
TOTAL INVESTMENTS — 99.8% (Cost $10,123,754,632)		15,289,414,446
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		26,130,473
NET ASSETS — 100.0%		$15,315,544,919
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,620	06/20/2025	$459,290,078	$457,913,250	$(1,376,828)
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,821,810,115	$—	$—	$14,821,810,115
Short-Term Investments	467,604,331	—	—	467,604,331
TOTAL INVESTMENTS	$15,289,414,446	$—	$—	$15,289,414,446
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,376,828)	$—	$—	$(1,376,828)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,376,828)	$—	$—	$(1,376,828)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	87,878	$8,625,226	$—	$—	$—	$(757,509)	87,878	$7,867,717	$66,787
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,330,006	512,330,006	542,843,956	596,045,235	—	—	459,128,727	459,128,727	3,911,298
State Street Navigator Securities Lending Portfolio II	10,688,113	10,688,113	93,055,732	95,268,241	—	—	8,475,604	8,475,604	7,885
Total		$531,643,345	$635,899,688	$691,313,476	$—	$(757,509)		$475,472,048	$3,985,970
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$87,149
3.38%, 3/1/2041	70,000	52,327
4.65%, 10/1/2028	10,000	9,979
5.38%, 6/15/2033	140,000	140,986
5.40%, 10/1/2048	25,000	23,271
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	89,663
2.60%, 8/1/2031 (b)	200,000	174,788
5.30%, 11/1/2034 (b)	200,000	199,668
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	99,009
		876,840
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030	50,000	45,504
3.25%, 2/1/2028	50,000	47,931
3.25%, 3/1/2028	25,000	23,882
3.38%, 6/15/2046	25,000	16,768
3.50%, 3/1/2039	250,000	191,430
3.55%, 3/1/2038	165,000	129,139
3.63%, 2/1/2031	30,000	27,838
3.65%, 3/1/2047	100,000	69,201
3.75%, 2/1/2050	50,000	35,085
3.83%, 3/1/2059	250,000	165,137
5.04%, 5/1/2027	150,000	150,666
5.15%, 5/1/2030	1,200,000	1,207,164
5.71%, 5/1/2040	150,000	145,802
5.81%, 5/1/2050	200,000	190,276
5.93%, 5/1/2060	900,000	846,000
6.26%, 5/1/2027	385,000	396,180
6.30%, 5/1/2029	125,000	130,970
6.39%, 5/1/2031	55,000	58,606
6.53%, 5/1/2034	430,000	460,483
6.86%, 5/1/2054	695,000	755,361
7.01%, 5/1/2064	1,075,000	1,167,622
Embraer Netherlands Finance BV 5.98%, 2/11/2035	80,000	81,601
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	195,144
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	473,700
Security Description	Principal Amount	Value
General Dynamics Corp.:
1.15%, 6/1/2026	$35,000	$33,785
2.25%, 6/1/2031 (b)	45,000	39,298
2.85%, 6/1/2041	790,000	569,021
3.63%, 4/1/2030	100,000	96,092
4.25%, 4/1/2050	60,000	49,819
Hexcel Corp. 5.88%, 2/26/2035	70,000	71,278
Howmet Aerospace, Inc. 4.85%, 10/15/2031 (b)	500,000	498,655
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,814
3.85%, 12/15/2026	50,000	49,403
4.40%, 6/15/2028	100,000	99,287
5.35%, 6/1/2034	800,000	807,576
5.40%, 1/15/2027	1,000,000	1,014,530
5.40%, 7/31/2033	250,000	253,057
5.50%, 8/15/2054	100,000	96,510
5.60%, 7/31/2053	75,000	73,417
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	345,345
3.60%, 3/1/2035	50,000	44,549
3.90%, 6/15/2032	70,000	66,092
4.15%, 6/15/2053	500,000	399,825
4.70%, 12/15/2031 (b)	40,000	39,906
4.70%, 5/15/2046	110,000	98,533
5.20%, 2/15/2055	75,000	70,941
5.25%, 1/15/2033	500,000	513,375
5.70%, 11/15/2054	500,000	507,420
5.90%, 11/15/2063	500,000	517,300
Northrop Grumman Corp.:
3.25%, 1/15/2028	550,000	532,537
4.03%, 10/15/2047	100,000	79,759
4.70%, 3/15/2033	205,000	201,921
4.75%, 6/1/2043	25,000	22,579
4.95%, 3/15/2053	515,000	464,206
5.20%, 6/1/2054	750,000	703,020
RTX Corp.:
1.90%, 9/1/2031	125,000	104,681
2.25%, 7/1/2030	700,000	621,544
2.38%, 3/15/2032	750,000	638,152
2.82%, 9/1/2051	200,000	122,196
3.13%, 5/4/2027	200,000	194,556
3.13%, 7/1/2050	200,000	131,836
3.50%, 3/15/2027	136,000	133,575
4.13%, 11/16/2028	60,000	59,188
4.35%, 4/15/2047	450,000	373,851
4.45%, 11/16/2038	20,000	18,217
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2042	$100,000	$88,015
4.63%, 11/16/2048	35,000	30,087
5.38%, 2/27/2053	600,000	572,742
5.75%, 11/8/2026	350,000	356,370
6.00%, 3/15/2031	350,000	371,199
6.40%, 3/15/2054	750,000	820,305
		20,020,854
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	210,867
3.40%, 2/4/2041	550,000	403,045
3.88%, 9/16/2046	100,000	73,033
4.45%, 5/6/2050	500,000	389,425
4.50%, 5/2/2043	25,000	20,606
4.80%, 2/14/2029	1,040,000	1,041,955
5.80%, 2/14/2039	285,000	285,556
5.95%, 2/14/2049 (b)	75,000	73,820
6.20%, 11/1/2028	500,000	524,915
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	101,897
3.25%, 3/27/2030	250,000	235,145
4.50%, 8/15/2033	500,000	482,505
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	490,586
2.73%, 3/25/2031	50,000	44,244
3.22%, 9/6/2026	100,000	98,082
3.46%, 9/6/2029	100,000	94,591
3.56%, 8/15/2027	100,000	97,585
3.98%, 9/25/2050	250,000	177,773
4.39%, 8/15/2037	100,000	87,700
4.54%, 8/15/2047	105,000	83,920
4.70%, 4/2/2027	250,000	250,302
4.76%, 9/6/2049	100,000	81,478
5.35%, 8/15/2032	250,000	251,320
5.63%, 8/15/2035	250,000	251,057
6.25%, 8/15/2055	180,000	179,552
6.42%, 8/2/2033	250,000	266,682
7.08%, 8/2/2043	200,000	218,258
7.08%, 8/2/2053 (b)	125,000	137,340
BAT International Finance PLC:
4.45%, 3/16/2028	250,000	248,775
5.93%, 2/2/2029	355,000	369,782
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	177,226
3.75%, 9/25/2027	30,000	29,487
4.20%, 9/17/2029	350,000	344,225
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	144,500
1.75%, 11/1/2030	150,000	128,702
2.10%, 5/1/2030	550,000	486,656
3.13%, 3/2/2028	200,000	192,798
4.13%, 3/4/2043	25,000	20,594
4.25%, 11/10/2044	250,000	208,980
4.38%, 11/1/2027	750,000	749,422
4.50%, 3/20/2042	50,000	43,853
Security Description	Principal Amount	Value
4.63%, 11/1/2029	$150,000	$150,359
4.88%, 2/15/2028	100,000	101,268
4.90%, 11/1/2034 (b)	150,000	147,333
5.13%, 2/15/2030	100,000	101,993
5.25%, 2/13/2034	750,000	756,750
5.38%, 2/15/2033	100,000	101,946
5.63%, 9/7/2033	400,000	414,472
5.75%, 11/17/2032	750,000	784,642
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	25,130
5.85%, 8/15/2045	1,175,000	1,119,176
		13,501,308
AIRLINES — 0.0% (a)
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	54,653	49,740
Series 2017-2, Class AA, 3.35%, 4/15/2031	64,821	61,139
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	73,093	68,715
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	18,456	17,162
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	89,697
5.13%, 6/15/2027	100,000	100,689
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	50,857	45,048
Series 2016-1, Class AA, 3.10%, 1/7/2030	30,213	28,609
Series 2018-1, Class AA, 3.50%, 9/1/2031	78,233	73,853
Series 2019-1, Class AA, 4.15%, 2/25/2033	52,607	50,123
Series 2023-1, Class A, 5.80%, 7/15/2037	716,485	726,559
Series 2020-1, Class A, 5.88%, 4/15/2029	251,467	255,241
		1,566,575
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	48,657
2.85%, 3/27/2030 (b)	500,000	462,730
3.25%, 3/27/2040	200,000	157,686
3.38%, 3/27/2050	150,000	107,163
3.88%, 11/1/2045	30,000	23,936
Ralph Lauren Corp. 2.95%, 6/15/2030	15,000	13,813
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	399,980

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 3/11/2035	$35,000	$34,583
		1,248,548
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	81,319
Series MTN, 2.00%, 3/24/2028	115,000	107,004
Series MTN, 2.25%, 1/12/2029 (b)	100,000	91,622
Series GMTN, 4.40%, 10/5/2026	300,000	299,853
4.55%, 3/3/2028	500,000	499,720
Series GMTN, 4.85%, 10/23/2031	250,000	248,627
4.90%, 3/12/2027	100,000	100,784
4.90%, 3/13/2029 (b)	100,000	100,717
Series GMTN, 4.90%, 1/10/2034 (b)	125,000	122,108
Series GMTN, 5.05%, 7/10/2031	250,000	251,530
Series GMTN, 5.25%, 7/7/2026	90,000	90,815
5.65%, 11/15/2028	100,000	103,389
Series GMTN, 5.85%, 10/4/2030	175,000	184,060
Cummins, Inc.:
1.50%, 9/1/2030 (b)	200,000	171,386
5.15%, 2/20/2034 (b)	60,000	60,927
5.45%, 2/20/2054 (b)	500,000	489,210
Ford Motor Co. 3.25%, 2/12/2032	750,000	617,985
Ford Motor Credit Co. LLC:
5.13%, 11/5/2026	500,000	496,560
5.30%, 9/6/2029	1,000,000	968,700
5.80%, 3/8/2029	500,000	495,310
5.85%, 5/17/2027	300,000	301,623
5.92%, 3/20/2028	200,000	200,872
6.13%, 3/8/2034	750,000	719,722
6.53%, 3/19/2032	200,000	200,028
6.80%, 5/12/2028	1,000,000	1,027,150
6.80%, 11/7/2028	200,000	205,722
7.12%, 11/7/2033	200,000	204,498
7.35%, 3/6/2030	1,000,000	1,047,270
General Motors Co.:
5.15%, 4/1/2038	200,000	180,894
5.20%, 4/1/2045	200,000	167,640
6.60%, 4/1/2036	100,000	103,310
6.75%, 4/1/2046	25,000	25,223
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	500,000	480,840
2.40%, 4/10/2028	100,000	92,539
2.40%, 10/15/2028	250,000	228,510
Security Description	Principal Amount	Value
2.70%, 6/10/2031 (b)	$500,000	$426,380
4.30%, 4/6/2029 (b)	150,000	144,641
4.35%, 1/17/2027	185,000	183,242
5.00%, 4/9/2027	500,000	500,650
5.05%, 4/4/2028	210,000	210,229
5.35%, 7/15/2027	135,000	136,193
5.40%, 5/8/2027	1,500,000	1,514,655
5.45%, 9/6/2034 (b)	110,000	105,655
5.55%, 7/15/2029	545,000	549,703
5.60%, 6/18/2031	65,000	65,046
5.80%, 6/23/2028	750,000	765,442
5.90%, 1/7/2035 (b)	250,000	247,402
5.95%, 4/4/2034	545,000	542,684
6.00%, 1/9/2028	100,000	102,509
6.10%, 1/7/2034	300,000	301,338
Honda Motor Co. Ltd. 2.53%, 3/10/2027 (b)	750,000	723,120
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (b)	70,000	67,587
Series MTN, 2.00%, 2/4/2027	105,000	100,836
4.45%, 8/6/2027	165,000	165,987
Series R, 4.50%, 11/25/2026	60,000	60,344
4.55%, 3/3/2028	200,000	201,368
4.60%, 1/10/2028 (b)	100,000	101,006
Series MTN, 5.05%, 8/10/2026 (b)	200,000	202,018
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	60,000	55,781
Series MTN, 1.90%, 4/6/2028	100,000	92,918
Series GMTN, 3.05%, 1/11/2028	50,000	48,302
Series MTN, 4.35%, 10/8/2027	100,000	99,981
4.45%, 5/18/2026	750,000	750,825
4.55%, 8/9/2029	750,000	749,325
4.60%, 1/8/2027 (b)	100,000	100,539
Series MTN, 4.60%, 10/10/2031	100,000	98,882
4.63%, 1/12/2028	125,000	125,799
Series MTN, 4.65%, 1/5/2029	1,000,000	1,004,410
4.95%, 1/9/2030 (b)	100,000	101,481
Series B, 5.00%, 3/19/2027	350,000	354,466
5.05%, 5/16/2029	400,000	407,088
5.10%, 3/21/2031	250,000	253,940
5.35%, 1/9/2035	100,000	101,489
5.45%, 11/10/2027	200,000	205,686
5.55%, 11/20/2030 (b)	250,000	260,057
		22,996,471

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	$250,000	$146,227
4.15%, 5/1/2052	500,000	351,520
4.35%, 3/15/2029	45,000	44,115
4.40%, 10/1/2046	30,000	22,946
BorgWarner, Inc.:
2.65%, 7/1/2027	50,000	47,912
4.95%, 8/15/2029 (b)	100,000	100,143
5.40%, 8/15/2034 (b)	75,000	74,087
Lear Corp.:
3.50%, 5/30/2030	25,000	23,165
4.25%, 5/15/2029	25,000	24,286
5.25%, 5/15/2049 (b)	30,000	25,815
Magna International, Inc. 5.50%, 3/21/2033 (b)	200,000	201,762
		1,061,978
BANKS — 5.4%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	198,170
Series MTN, 4.42%, 12/16/2026	350,000	350,917
4.62%, 12/16/2029 (b)	250,000	251,332
4.75%, 1/18/2027	300,000	302,301
Banco Bilbao Vizcaya Argentaria SA 5.38%, 3/13/2029 (b)	250,000	255,902
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	191,462
2.75%, 12/3/2030	200,000	173,760
2.96%, 3/25/2031	200,000	179,202
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	346,324
4.38%, 4/12/2028	200,000	198,046
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	600,000	608,460
5.44%, 7/15/2031	250,000	256,052
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	204,248
5.59%, 8/8/2028	300,000	308,256
6.03%, 1/17/2035	200,000	206,934
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,000,000	1,029,250
6.92%, 8/8/2033	200,000	212,140
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	3,770,000	3,633,337
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	429,680
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	85,544
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	646,800
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	$200,000	$170,844
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	166,528
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	224,440
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	192,928
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	172,496
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	659,839
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	132,057
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	3,350,000	2,372,436
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	132,032
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	170,899
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	69,035
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	200,000	128,020
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	767,200
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	100,000	93,778
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	529,837
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	726,697
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	247,768
Series GMTN, 3.50%, 4/19/2026	130,000	128,773
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	250,000	247,265
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	244,625
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	179,302
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	77,830
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	145,887
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	129,624

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	$600,000	$471,222
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	179,746
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	494,075
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	248,897
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	126,780
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	482,885
Series MTN, 4.88%, 4/1/2044	50,000	45,899
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	251,972
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	500,000	504,855
Series MTN, 5.00%, 1/21/2044	100,000	93,703
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	497,865
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	375,000	380,111
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,450,000	1,472,736
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	703,150
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	600,000	586,260
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,200,000	1,217,124
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	190,000	193,380
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	350,000	342,503
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	505,000	503,758
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	310,929
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,094,761
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	300,000	305,826
6.11%, 1/29/2037	75,000	77,849
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	337,711
Bank of America NA 5.53%, 8/18/2026	750,000	761,977
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	95,530
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	169,972
Security Description	Principal Amount	Value
SOFR + 1.25%, 4.64%, 9/10/2030 (b) (c)	$500,000	$496,625
SOFR + 0.67%, 5.00%, 1/27/2029 (b) (c)	350,000	353,538
5.20%, 2/1/2028	100,000	101,785
5.27%, 12/11/2026	400,000	405,248
5.30%, 6/5/2026	250,000	252,312
5.37%, 6/4/2027 (b)	350,000	356,195
5.51%, 6/4/2031	300,000	309,195
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	100,000	92,131
Series J, 1.90%, 1/25/2029	150,000	137,076
Series MTN, 3.25%, 5/16/2027	100,000	97,938
Series MTN, 3.30%, 8/23/2029 (b)	250,000	236,720
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	245,938
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	100,000	100,921
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	750,000	756,105
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	230,000	231,166
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b) (c)	350,000	346,720
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (b) (c)	500,000	506,765
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	100,000	101,099
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	335,000	337,110
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	65,000	65,660
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	149,718
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	120,917
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	272,945
Bank of Nova Scotia:
1.30%, 9/15/2026	200,000	191,200
1.35%, 6/24/2026	100,000	96,327
2.15%, 8/1/2031 (b)	100,000	85,256
2.95%, 3/11/2027	100,000	97,163
SOFR + 1.00%, 4.40%, 9/8/2028 (b) (c)	500,000	497,345
SOFR + 1.44%, 4.74%, 11/10/2032 (b) (c)	200,000	196,810
4.85%, 2/1/2030	85,000	85,386
5.35%, 12/7/2026	500,000	506,905
Series GMTN, 5.45%, 8/1/2029	145,000	148,843

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	$200,000	$192,256
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	174,018
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	173,376
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	182,043
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	225,683
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	429,577
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	500,000	500,055
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	200,000	199,252
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	200,480
5.25%, 8/17/2045 (b)	25,000	23,568
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	200,000	195,088
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	1,000,000	1,017,330
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	800,000	819,240
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	200,000	200,938
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	200,000	202,378
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	350,000	353,335
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	208,210
SOFR + 2.22%, 6.49%, 9/13/2029 (b) (c)	250,000	262,450
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	700,000	717,101
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	214,532
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	212,270
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026 (b)	100,000	96,244
3.60%, 4/7/2032	90,000	82,266
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	500,000	499,440
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	160,000	158,376
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	100,000	100,443
SOFR + 1.03%, 4.86%, 3/30/2029 (b) (c)	150,000	150,501
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	100,000	101,269
Security Description	Principal Amount	Value
5.26%, 4/8/2029	$65,000	$66,180
5.62%, 7/17/2026	600,000	608,238
6.09%, 10/3/2033	125,000	132,253
Citibank NA:
4.84%, 8/6/2029 (b)	455,000	459,727
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	350,000	351,648
5.44%, 4/30/2026	750,000	757,672
5.49%, 12/4/2026	1,020,000	1,037,075
5.57%, 4/30/2034	250,000	257,087
5.80%, 9/29/2028	350,000	364,343
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	123,849
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	747,056
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	133,580
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	3,000,000	2,109,450
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	92,063
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	118,171
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	680,057
3.20%, 10/21/2026	300,000	294,108
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	242,973
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	97,771
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	457,290
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	247,013
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	245,873
4.13%, 7/25/2028	70,000	68,858
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	123,204
4.30%, 11/20/2026	50,000	49,805
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	243,525
4.45%, 9/29/2027	150,000	149,205
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,050,000	1,035,657
4.65%, 7/30/2045	25,000	21,823
4.65%, 7/23/2048	250,000	212,908
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	500,330
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	350,000	350,658

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	$500,000	$489,785
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	550,000	556,501
5.30%, 5/6/2044	50,000	46,608
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	241,700
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	500,000	497,815
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	500,000	478,150
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	300,000	301,848
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (b) (c)	750,000	752,002
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	350,000	341,610
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	248,445
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	320,000	322,595
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	291,301
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	938,958
6.68%, 9/13/2043	175,000	189,074
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	66,778
2.85%, 7/27/2026	25,000	24,438
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	155,000	155,804
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	300,000	305,418
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	125,000	128,331
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	190,000	202,033
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	250,000	240,898
Comerica, Inc. 4.00%, 2/1/2029 (b)	50,000	48,049
Commonwealth Bank of Australia 4.42%, 3/14/2028 (b)	250,000	251,017
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	493,465
4.88%, 1/21/2028	250,000	253,655
5.50%, 10/5/2026	200,000	203,466
5.75%, 12/1/2043	50,000	50,152
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	480,430
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	480,905
SOFR + 1.70%, 5.00%, 9/11/2030 (b) (c)	150,000	149,178
Security Description	Principal Amount	Value
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	$165,000	$166,749
SOFR + 2.05%, 5.40%, 9/11/2035 (c)	505,000	492,355
5.41%, 5/10/2029	1,000,000	1,027,010
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	150,000	152,241
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	156,836
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	210,370
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	330,000	339,319
Discover Bank 3.45%, 7/27/2026	25,000	24,577
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	479,830
3.95%, 3/14/2028 (b)	100,000	98,151
SOFR + 1.36%, 4.06%, 4/25/2028 (b) (c)	60,000	59,247
SOFR + 1.49%, 4.90%, 9/6/2030 (b) (c)	90,000	89,782
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	435,000	444,944
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	250,000	251,462
First Citizens BancShares, Inc. SOFR + 1.41%, 5.23%, 3/12/2031 (b) (c)	250,000	250,305
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (b) (c)	160,000	160,800
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	350,000	349,716
Goldman Sachs Bank USA SOFR + 0.75%, 5.41%, 5/21/2027 (c)	820,000	827,741
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	143,453
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	220,655
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	76,229
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	449,552
2.60%, 2/7/2030	750,000	679,185
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	157,091
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	568,984
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	99,376
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	176,212

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	$655,000	$483,501
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,018,332
3.50%, 11/16/2026	250,000	246,050
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	490,555
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	245,125
3.80%, 3/15/2030	250,000	239,173
3.85%, 1/26/2027	2,000,000	1,980,440
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	171,398
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	493,040
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	311,640
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	383,964
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	85,000	84,454
4.75%, 10/21/2045	50,000	44,172
Series MTN, 4.80%, 7/8/2044	50,000	44,476
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	1,195,000	1,162,161
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	1,140,000	1,149,394
5.15%, 5/22/2045	250,000	226,790
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	205,000	207,778
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	120,000	119,429
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	265,000	268,548
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	400,000	389,700
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	150,000	154,839
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	285,000	284,062
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	60,000	61,955
5.95%, 1/15/2027	50,000	51,283
6.25%, 2/1/2041	200,000	210,828
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,056,460
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	750,000	817,680
6.75%, 10/1/2037	150,000	162,168
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	187,026
Security Description	Principal Amount	Value
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	$200,000	$183,220
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	174,760
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	200,000	179,624
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	246,893
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	247,752
SOFR + 2.53%, 4.76%, 3/29/2033 (b) (c)	500,000	477,010
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	205,000	205,422
4.95%, 3/31/2030	250,000	250,920
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	250,000	250,780
5.25%, 3/14/2044	250,000	233,448
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	1,000,000	1,010,730
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	250,000	252,172
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	200,000	198,940
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	250,000	255,410
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	500,000	507,980
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	250,000	255,895
SOFR + 1.52%, 5.73%, 5/17/2032 (b) (c)	1,000,000	1,030,060
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	500,000	495,945
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	2,000,000	2,031,200
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	777,345
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	211,402
SOFR + 2.65%, 6.33%, 3/9/2044 (b) (c)	1,000,000	1,064,810
6.50%, 9/15/2037	200,000	206,864
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	531,365
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	568,625
HSBC USA, Inc. 5.29%, 3/4/2027	500,000	508,695
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	145,000	146,380
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	202,106

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	$500,000	$504,090
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	312,261
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	249,515
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	485,560
SOFR + 1.83%, 4.02%, 3/28/2028 (b) (c)	200,000	197,726
4.55%, 10/2/2028 (b)	200,000	198,962
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	200,000	200,740
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	300,000	301,125
SOFR + 1.44%, 5.34%, 3/19/2030 (b) (c)	210,000	213,877
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	250,000	250,400
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	200,000	204,048
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	209,638
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	109,985
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	130,884
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	84,791
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	552,740
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	190,214
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	448,445
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	69,033
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	134,072
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	795,052
2.95%, 10/1/2026	350,000	343,070
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	601,964
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	513,088
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	88,298
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	124,686
Security Description	Principal Amount	Value
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	$250,000	$166,243
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,700,000	1,267,843
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	336,347
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	179,729
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	195,990
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	120,154
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	246,585
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	173,526
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	100,000	78,710
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	39,876
4.13%, 12/15/2026	50,000	49,823
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	197,312
4.25%, 10/1/2027	80,000	79,926
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	83,170
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	497,550
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	246,778
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	140,000	139,769
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	139,189
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	265,000	263,010
4.85%, 2/1/2044 (b)	50,000	46,204
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	502,885
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	991,880
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	225,000	227,068
4.95%, 6/1/2045	50,000	45,531
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	130,000	127,247
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	95,000	95,823

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	$200,000	$201,802
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	101,075
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	625,000	630,337
SOFR + 0.90%, 5.14%, 1/24/2031 (c)	915,000	929,640
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,085,000	1,090,338
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	933,364
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,095,000	1,104,548
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,082,913
5.40%, 1/6/2042	50,000	49,877
5.50%, 10/15/2040	150,000	151,397
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	235,000	240,118
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	500,000	494,845
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	600,000	611,976
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	4,085,000	4,213,065
5.63%, 8/16/2043	250,000	249,750
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	770,625
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	395,000	410,243
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	500,000	511,770
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	303,531
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	214,590
JPMorgan Chase Bank NA 5.11%, 12/8/2026	400,000	405,140
KeyBank NA:
3.40%, 5/20/2026	25,000	24,618
4.39%, 12/14/2027	300,000	297,822
5.00%, 1/26/2033	500,000	486,910
5.85%, 11/15/2027	250,000	256,735
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	95,353
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (c)	250,000	250,880
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	478,345
3.00%, 5/20/2027	225,000	220,491
3.63%, 4/1/2026	955,000	950,387
3.75%, 2/15/2028 (b)	425,000	422,573
3.88%, 6/15/2028	795,000	792,949
Security Description	Principal Amount	Value
4.00%, 3/15/2029 (b)	$580,000	$580,226
4.13%, 7/15/2033 (b)	1,000,000	989,430
4.38%, 3/1/2027	1,510,000	1,520,540
4.38%, 2/28/2034	260,000	261,667
4.63%, 8/7/2026	250,000	251,880
4.75%, 10/29/2030	400,000	413,388
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	48,512
Series 44, 3.88%, 6/14/2028	750,000	747,825
Series MTN, 5.00%, 10/24/2033 (b)	250,000	262,070
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	193,404
3.75%, 1/11/2027	100,000	98,608
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	196,418
4.34%, 1/9/2048	200,000	157,076
4.55%, 8/16/2028	250,000	248,967
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b) (c)	250,000	244,610
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	500,000	504,470
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	500,000	506,205
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (c)	200,000	200,394
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (b) (c)	500,000	505,390
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	500,000	515,570
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	283,995
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	163,819
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b) (c)	60,000	59,971
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	65,000	63,737
Manufacturers & Traders Trust Co. 4.70%, 1/27/2028	500,000	500,655
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	96,222
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	478,335
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	428,325
2.76%, 9/13/2026	25,000	24,411
3.29%, 7/25/2027	50,000	48,829
3.68%, 2/22/2027	50,000	49,362

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.74%, 3/7/2029	$250,000	$242,518
3.96%, 3/2/2028	50,000	49,335
4.05%, 9/11/2028	100,000	98,670
4.29%, 7/26/2038 (b)	35,000	32,280
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	200,000	203,150
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	700,000	711,732
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	950,000	967,594
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	200,000	203,624
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	510,940
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	700,000	708,547
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	200,000	204,014
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	200,000	203,962
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (b) (c)	200,000	205,690
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	250,000	255,360
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	436,690
2.56%, 9/13/2031	215,000	184,365
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	184,098
4.02%, 3/5/2028 (b)	200,000	197,390
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (b) (c)	200,000	201,836
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	204,148
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	306,069
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	203,912
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	250,000	251,575
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (b) (c)	500,000	510,970
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	250,000	255,632
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	359,705
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	206,730
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	247,702
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	672,749
Security Description	Principal Amount	Value
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	$245,000	$237,234
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	54,370
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	439,593
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	3,700,000	3,142,669
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	646,121
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	165,640
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	94,388
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	226,655
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	154,153
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	118,326
Series MTN, 3.13%, 7/27/2026	225,000	221,117
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	645,000	481,196
3.59%, 7/22/2028 (c)	100,000	97,464
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	471,665
3.63%, 1/20/2027	100,000	98,893
3.95%, 4/23/2027	25,000	24,718
3.97%, 7/22/2038 (c)	100,000	86,629
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	173,709
4.30%, 1/27/2045	50,000	42,098
Series GMTN, 4.35%, 9/8/2026	50,000	49,772
Series MTN, 4.38%, 1/22/2047	100,000	83,998
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	246,775
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	228,983
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	920,000	912,603
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	135,000	136,004
SOFR + 1.73%, 5.12%, 2/1/2029 (b) (c)	635,000	643,585
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	157,055
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	172,236
SOFR + 1.11%, 5.23%, 1/15/2031 (b) (c)	265,000	269,200

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	$180,000	$179,939
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	156,779
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	200,000	199,684
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	192,100
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	296,490
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	140,000	141,691
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	220,000	214,938
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	250,000	255,180
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	500,000	492,185
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	75,000	76,515
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	915,000	943,173
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	115,000	119,172
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	1,008,560
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	136,251
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	260,007
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,050,099
6.38%, 7/24/2042	65,000	70,780
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,097,231
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	250,790
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	250,000	249,697
4.75%, 4/21/2026	500,000	501,645
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	500,000	503,225
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	300,000	302,556
SOFR + 0.91%, 5.02%, 1/12/2029 (b) (c)	250,000	252,932
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	250,000	254,600
National Australia Bank Ltd.:
2.50%, 7/12/2026	50,000	48,948
4.50%, 10/26/2027	250,000	251,132
4.79%, 1/10/2029 (b)	250,000	253,150
4.90%, 1/14/2030	250,000	254,577
4.94%, 1/12/2028	300,000	304,902
5.09%, 6/11/2027	250,000	254,092
Security Description	Principal Amount	Value
National Bank of Canada:
4.50%, 10/10/2029	$350,000	$346,164
SOFR + 1.04%, 5.60%, 7/2/2027 (b) (c)	250,000	253,042
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	483,525
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	195,930
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	550,000	550,297
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	773,115
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	66,104
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	60,894
3.65%, 8/3/2028	100,000	97,812
4.00%, 5/10/2027	100,000	99,444
PNC Bank NA 3.25%, 1/22/2028	250,000	242,213
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	116,250
2.55%, 1/22/2030	500,000	452,995
3.15%, 5/19/2027	100,000	97,340
3.45%, 4/23/2029	100,000	96,037
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	95,255
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	135,000	133,487
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	100,000	100,553
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,040,000	2,047,936
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	500,000	513,430
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	125,000	127,981
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	175,000	180,320
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	221,116
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	115,000	113,430
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	180,000	184,325
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	96,134
1.20%, 4/27/2026	100,000	96,716
2.05%, 1/21/2027 (b)	100,000	96,183

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.30%, 11/3/2031 (b)	$100,000	$85,764
3.63%, 5/4/2027	250,000	246,393
3.88%, 5/4/2032	500,000	468,505
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	160,000	159,930
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	160,000	159,592
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	200,000	198,380
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (b) (c)	210,000	210,613
Series GMTN, 4.88%, 1/19/2027	500,000	504,570
Series GMTN, 4.90%, 1/12/2028	500,000	505,670
Series GMTN, 4.95%, 2/1/2029 (b)	500,000	506,115
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	210,000	211,588
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	70,000	70,445
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (c)	250,000	251,267
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	90,000	90,576
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	250,000	253,060
Series GMTN, 5.20%, 8/1/2028 (b)	500,000	509,565
Series MTN, 6.00%, 11/1/2027	200,000	207,662
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	49,597
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (c)	200,000	199,242
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	155,000	155,848
SOFR + 1.88%, 5.74%, 3/20/2031 (c)	30,000	30,219
SOFR + 1.23%, 6.12%, 5/31/2027 (c)	75,000	75,941
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (c)	675,000	698,983
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	240,790
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	$200,000	$194,554
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	200,000	198,112
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	510,185
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	2,000,000	1,915,000
1.90%, 9/17/2028	550,000	503,063
2.30%, 1/12/2041 (b)	750,000	504,660
3.01%, 10/19/2026	50,000	48,928
3.04%, 7/16/2029	200,000	186,984
3.36%, 7/12/2027	50,000	48,926
3.94%, 7/19/2028 (b)	50,000	49,163
4.31%, 10/16/2028 (b)	100,000	99,434
5.42%, 7/9/2031	500,000	513,100
5.52%, 1/13/2028	1,150,000	1,180,222
5.56%, 7/9/2034	200,000	205,156
5.71%, 1/13/2030	350,000	363,566
5.77%, 1/13/2033	200,000	207,872
5.80%, 7/13/2028	500,000	517,985
5.88%, 7/13/2026	250,000	254,260
Synovus Bank 5.63%, 2/15/2028	250,000	251,235
Toronto-Dominion Bank:
Series MTN, 1.20%, 6/3/2026	100,000	96,344
Series MTN, 1.25%, 9/10/2026	100,000	95,634
Series MTN, 2.00%, 9/10/2031 (b)	100,000	85,474
Series GMTN, 2.45%, 1/12/2032	150,000	127,860
Series MTN, 3.20%, 3/10/2032	200,000	178,366
4.11%, 6/8/2027	200,000	198,544
4.57%, 12/17/2026	400,000	400,544
4.78%, 12/17/2029	400,000	400,264
Series GMTN, 4.98%, 4/5/2027	100,000	100,999
Series GMTN, 4.99%, 4/5/2029 (b)	100,000	101,267
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	760,000	753,350
5.16%, 1/10/2028	500,000	508,215
5.26%, 12/11/2026	130,000	131,762
Series MTN, 5.52%, 7/17/2028	200,000	205,558
Series MTN, 5.53%, 7/17/2026	200,000	202,682
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	92,729
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	45,779

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/19/2029	$100,000	$96,659
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	178,742
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	105,557
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	250,000	250,257
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	112,262
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	97,005
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	771,000
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	750,000	762,652
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	367,496
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	150,000	126,527
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (c)	200,000	191,772
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b) (c)	200,000	171,446
Series DMTN, 3.00%, 7/30/2029	100,000	93,156
Series MTN, 3.10%, 4/27/2026	50,000	49,256
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	200,000	200,078
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	388,208
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	115,000	116,105
SOFR + 1.25%, 5.10%, 7/23/2030 (b) (c)	915,000	924,827
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	130,000	132,539
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	75,000	75,511
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	500,000	511,030
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	773,400
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	258,140
SOFR + 2.09%, 5.85%, 10/21/2033 (b) (c)	155,000	160,489
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (c)	350,000	349,653
UBS AG:
1.25%, 6/1/2026	350,000	337,599
4.50%, 6/26/2048 (b)	1,000,000	854,410
5.65%, 9/11/2028	450,000	465,003
7.50%, 2/15/2028	500,000	538,390
Security Description	Principal Amount	Value
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$200,000	$190,816
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	225,403
3.00%, 4/22/2026	250,000	246,458
3.00%, 10/23/2026	250,000	244,450
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	681,712
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	110,000	108,204
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	623,206
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	651,467
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	342,590
Series MTN, 4.15%, 1/24/2029	250,000	246,338
Series GMTN, 4.30%, 7/22/2027	50,000	49,750
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	147,344
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,060,975
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	165,528
Series GMTN, 4.90%, 11/17/2045	150,000	130,016
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	492,835
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	260,000	261,492
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,349,580
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	650,701
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	150,000	148,880
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	1,215,000	1,235,084
5.38%, 11/2/2043	150,000	140,340
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	765,024
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	530,000	536,906
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	609,984
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	446,680
5.61%, 1/15/2044	325,000	310,843

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	$3,100,000	$3,167,084
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	283,824
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	269,752
Wells Fargo Bank NA:
5.25%, 12/11/2026	780,000	790,897
5.45%, 8/7/2026	470,000	476,481
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	96,470
2.15%, 6/3/2031	600,000	522,702
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	34,717
2.85%, 5/13/2026	50,000	49,243
2.96%, 11/16/2040	530,000	389,460
3.35%, 3/8/2027	150,000	147,602
3.40%, 1/25/2028 (b)	100,000	97,719
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	28,649
4.42%, 7/24/2039	25,000	22,538
Series GMTN, 4.60%, 10/20/2026	125,000	125,661
5.20%, 4/16/2026	350,000	353,136
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	250,000	248,565
5.46%, 11/18/2027	250,000	257,152
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	200,000	198,564
6.82%, 11/17/2033	750,000	817,395
Zions Bancorp NA 3.25%, 10/29/2029	250,000	225,308
		229,991,138
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	892,033
4.90%, 2/1/2046	2,750,000	2,535,775
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	476,515
4.00%, 4/13/2028	80,000	79,505
4.38%, 4/15/2038	215,000	197,929
4.75%, 1/23/2029 (b)	750,000	757,545
4.90%, 1/23/2031 (b)	65,000	66,102
4.95%, 1/15/2042	250,000	235,387
5.00%, 6/15/2034 (b)	250,000	251,382
5.45%, 1/23/2039	350,000	355,232
5.55%, 1/23/2049	350,000	350,070
5.80%, 1/23/2059	45,000	46,341
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	43,809
4.75%, 4/15/2033 (b)	200,000	197,356
Security Description	Principal Amount	Value
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	$250,000	$228,715
1.38%, 3/15/2031	200,000	168,540
1.45%, 6/1/2027	790,000	747,253
1.50%, 3/5/2028	60,000	55,780
2.00%, 3/5/2031	65,000	56,827
2.13%, 9/6/2029 (b)	150,000	137,310
2.25%, 1/5/2032 (b)	100,000	87,258
2.50%, 3/15/2051	250,000	149,430
2.60%, 6/1/2050	350,000	215,621
2.88%, 5/5/2041	100,000	74,037
3.00%, 3/5/2051	90,000	59,997
4.65%, 8/14/2034	110,000	109,261
5.00%, 5/13/2034	1,100,000	1,120,735
5.20%, 1/14/2055	100,000	96,322
5.30%, 5/13/2054	350,000	342,548
5.40%, 5/13/2064	90,000	87,986
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	203,570
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	211,975
2.88%, 5/1/2030	25,000	22,686
3.15%, 8/1/2029	100,000	93,301
3.75%, 5/1/2050	20,000	14,397
4.50%, 5/9/2047	50,000	41,032
4.65%, 11/15/2028	30,000	29,948
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	417,665
3.88%, 5/18/2028	200,000	197,102
5.30%, 10/24/2027	550,000	561,896
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	21,318
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031	40,000	34,750
3.20%, 5/1/2030	45,000	41,812
3.35%, 3/15/2051	280,000	188,930
3.80%, 5/1/2050	70,000	52,109
3.95%, 4/15/2029	200,000	194,686
4.50%, 4/15/2052 (b)	500,000	416,265
5.05%, 3/15/2029	665,000	673,838
5.30%, 3/15/2034	200,000	203,756
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	49,073
4.20%, 7/15/2046	530,000	426,072
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	245,457
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	40,000	33,595
1.63%, 5/1/2030	75,000	65,385
2.63%, 7/29/2029 (b)	50,000	46,689
2.75%, 3/19/2030	1,000,000	924,390
2.75%, 10/21/2051	200,000	125,698
2.88%, 10/15/2049	100,000	65,782
3.38%, 7/29/2049	35,000	25,321

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 10/6/2046	$150,000	$112,485
3.60%, 2/18/2028	550,000	542,118
4.45%, 2/7/2028	250,000	251,585
4.45%, 5/15/2028	100,000	100,726
4.45%, 2/15/2033 (b)	100,000	99,819
4.50%, 7/17/2029	100,000	100,918
4.60%, 2/7/2030	180,000	181,552
4.65%, 2/15/2053	850,000	751,349
4.80%, 7/17/2034	100,000	99,869
5.13%, 11/10/2026	65,000	65,898
5.25%, 7/17/2054 (b)	100,000	97,599
		18,255,017
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	228,320
2.20%, 2/21/2027	820,000	787,643
2.30%, 2/25/2031 (b)	100,000	87,393
2.77%, 9/1/2053	65,000	38,520
3.15%, 2/21/2040	850,000	649,340
3.20%, 11/2/2027	250,000	242,745
3.38%, 2/21/2050	100,000	70,105
4.05%, 8/18/2029	500,000	488,855
4.20%, 2/22/2052	500,000	392,900
4.40%, 5/1/2045	50,000	42,263
4.56%, 6/15/2048	200,000	168,334
4.66%, 6/15/2051	150,000	128,128
4.88%, 3/1/2053	500,000	436,935
5.25%, 3/2/2030	1,000,000	1,022,840
5.25%, 3/2/2033	680,000	689,758
5.65%, 3/2/2053	910,000	892,382
5.75%, 3/2/2063	795,000	774,553
Biogen, Inc.:
2.25%, 5/1/2030 (b)	35,000	30,878
3.25%, 2/15/2051	308,000	196,843
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	273,332
1.65%, 10/1/2030	290,000	248,011
2.60%, 10/1/2040	350,000	249,298
2.80%, 10/1/2050	150,000	93,813
2.95%, 3/1/2027	25,000	24,354
4.15%, 3/1/2047	120,000	98,302
4.50%, 2/1/2045	25,000	21,780
4.60%, 9/1/2035	100,000	96,473
4.75%, 3/1/2046	175,000	157,157
4.80%, 11/15/2029	695,000	701,630
4.80%, 4/1/2044	25,000	22,765
5.10%, 6/15/2035	50,000	50,185
5.50%, 11/15/2054	150,000	148,317
5.55%, 10/15/2053	850,000	845,639
5.60%, 11/15/2064	100,000	98,835
Illumina, Inc. 5.75%, 12/13/2027	100,000	102,268
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	29,850
Security Description	Principal Amount	Value
2.80%, 9/15/2050	$30,000	$17,728
Royalty Pharma PLC:
2.20%, 9/2/2030	40,000	34,604
3.30%, 9/2/2040	65,000	47,982
3.55%, 9/2/2050	315,000	210,480
5.40%, 9/2/2034 (b)	250,000	246,845
5.90%, 9/2/2054	210,000	200,794
		11,389,177
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	17,730
2.70%, 5/15/2040	50,000	36,382
2.80%, 5/15/2050	35,000	22,317
4.60%, 2/8/2029	750,000	755,745
4.80%, 3/3/2033 (b)	250,000	249,817
Cabot Corp. 4.00%, 7/1/2029	25,000	24,021
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	431,890
3.60%, 11/15/2050	750,000	510,307
4.25%, 10/1/2034	36,000	32,841
4.38%, 11/15/2042	50,000	41,087
4.80%, 11/30/2028 (b)	100,000	100,593
4.80%, 5/15/2049	65,000	54,083
5.95%, 3/15/2055	250,000	241,807
6.90%, 5/15/2053 (b)	500,000	546,030
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	150,000	150,642
5.42%, 11/15/2048	610,000	613,776
Eastman Chemical Co.:
4.50%, 12/1/2028	100,000	99,412
5.00%, 8/1/2029	65,000	65,367
5.75%, 3/8/2033	250,000	257,565
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	477,315
2.70%, 11/1/2026	150,000	146,508
2.75%, 8/18/2055	500,000	299,435
FMC Corp.:
4.50%, 10/1/2049	100,000	75,500
5.65%, 5/18/2033 (b)	350,000	346,356
Huntsman International LLC:
4.50%, 5/1/2029	20,000	19,163
5.70%, 10/15/2034	85,000	80,418
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	44,571
Linde, Inc.:
1.10%, 8/10/2030	500,000	423,400
3.55%, 11/7/2042	25,000	19,859
LYB International Finance BV 4.88%, 3/15/2044	25,000	21,572
LYB International Finance III LLC:
2.25%, 10/1/2030	25,000	21,759
3.38%, 10/1/2040	280,000	206,595

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/1/2051	$40,000	$26,823
3.80%, 10/1/2060	30,000	19,746
4.20%, 10/15/2049	50,000	37,383
4.20%, 5/1/2050	50,000	37,331
5.50%, 3/1/2034 (b)	500,000	496,660
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	25,000	19,691
Mosaic Co.:
4.05%, 11/15/2027	250,000	246,710
5.63%, 11/15/2043	25,000	24,088
NewMarket Corp. 2.70%, 3/18/2031	750,000	657,277
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	91,570
4.00%, 12/15/2026	50,000	49,565
4.13%, 3/15/2035	25,000	22,482
4.20%, 4/1/2029	85,000	83,337
4.90%, 3/27/2028	140,000	141,250
5.00%, 4/1/2049	150,000	132,909
5.80%, 3/27/2053	750,000	738,292
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	92,904
RPM International, Inc.:
2.95%, 1/15/2032	500,000	436,960
3.75%, 3/15/2027	50,000	49,177
4.25%, 1/15/2048	200,000	167,718
5.25%, 6/1/2045 (b)	25,000	23,903
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	130,189
2.30%, 5/15/2030	60,000	53,245
2.95%, 8/15/2029	50,000	46,519
3.30%, 5/15/2050	100,000	67,614
3.45%, 6/1/2027	30,000	29,357
3.80%, 8/15/2049	50,000	37,226
4.50%, 6/1/2047	500,000	423,315
4.55%, 3/1/2028	100,000	100,128
Westlake Corp.:
3.13%, 8/15/2051	350,000	216,738
4.38%, 11/15/2047	150,000	118,629
5.00%, 8/15/2046	100,000	88,078
		11,340,677
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	75,000	63,711
1.70%, 5/15/2028	60,000	55,627
Block Financial LLC 3.88%, 8/15/2030	30,000	28,136
California Institute of Technology 3.65%, 9/1/2119	45,000	28,841
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	148,088
Equifax, Inc.:
4.80%, 9/15/2029	350,000	350,343
Security Description	Principal Amount	Value
5.10%, 12/15/2027	$115,000	$116,510
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	82,175
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	16,200
Global Payments, Inc.:
2.15%, 1/15/2027	100,000	95,819
2.90%, 5/15/2030	1,000,000	906,550
3.20%, 8/15/2029	500,000	468,265
4.45%, 6/1/2028	100,000	99,347
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	720,405
Leland Stanford Junior University 4.68%, 3/1/2035 (b)	250,000	246,752
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	68,040
3.96%, 7/1/2038	50,000	45,788
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	84,991
2.75%, 8/19/2041	350,000	243,897
5.00%, 8/5/2034	70,000	69,581
Northwestern University:
Series 2017, 3.66%, 12/1/2057	150,000	111,950
4.94%, 12/1/2035 (b)	320,000	319,059
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	49,169
2.65%, 10/1/2026	270,000	263,795
2.85%, 10/1/2029 (b)	30,000	27,967
3.25%, 6/1/2050	65,000	43,644
3.90%, 6/1/2027 (b)	70,000	69,437
4.45%, 3/6/2028	125,000	125,415
5.05%, 6/1/2052 (b)	500,000	454,175
5.15%, 6/1/2034	250,000	250,707
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	163,357
4.61%, 2/15/2035 (b)	350,000	345,509
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	46,180
3.05%, 10/1/2041	250,000	174,772
5.25%, 8/9/2034	350,000	345,331
RELX Capital, Inc.:
4.00%, 3/18/2029	100,000	97,957
4.75%, 3/27/2030	110,000	110,729
5.25%, 3/27/2035	110,000	110,879
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	527,811
2.50%, 12/1/2029 (b)	55,000	50,443
2.90%, 3/1/2032	70,000	62,411
3.25%, 12/1/2049	65,000	45,382
3.70%, 3/1/2052	525,000	396,254

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/1/2062	$30,000	$22,622
5.25%, 9/15/2033	250,000	255,845
TR Finance LLC 3.35%, 5/15/2026	50,000	49,081
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	12,566
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	16,370
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,656
University of Southern California:
2.81%, 10/1/2050	50,000	32,328
3.03%, 10/1/2039	25,000	19,983
Series A, 3.23%, 10/1/2120	35,000	20,207
4.98%, 10/1/2053 (b)	490,000	458,135
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	117,708
5.25%, 6/5/2034	180,000	181,040
5.25%, 3/15/2035	140,000	139,877
5.75%, 4/1/2033	115,000	119,516
		9,584,333
COMPUTERS — 0.3%
Apple, Inc.:
1.20%, 2/8/2028	500,000	461,085
1.25%, 8/20/2030	200,000	171,150
1.40%, 8/5/2028	500,000	457,185
1.65%, 5/11/2030	90,000	78,998
1.65%, 2/8/2031	200,000	172,846
2.05%, 9/11/2026	750,000	728,512
2.38%, 2/8/2041	50,000	34,973
2.40%, 8/20/2050	110,000	65,548
2.65%, 5/11/2050	300,000	188,922
2.65%, 2/8/2051	200,000	125,172
2.70%, 8/5/2051	350,000	220,203
2.80%, 2/8/2061	100,000	60,115
3.00%, 11/13/2027	100,000	97,349
3.20%, 5/11/2027	250,000	245,653
3.25%, 8/8/2029 (b)	750,000	722,392
3.45%, 2/9/2045	350,000	271,390
3.85%, 5/4/2043	25,000	20,948
3.85%, 8/4/2046	150,000	122,136
3.95%, 8/8/2052	500,000	402,170
4.10%, 8/8/2062	750,000	601,372
4.38%, 5/13/2045	75,000	66,572
4.50%, 2/23/2036	350,000	347,686
4.65%, 2/23/2046	75,000	69,131
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	100,374
5.25%, 2/1/2028	500,000	509,185
Security Description	Principal Amount	Value
5.75%, 2/1/2033 (b)	$65,000	$67,558
6.02%, 6/15/2026	371,000	375,778
6.20%, 7/15/2030	250,000	264,617
8.35%, 7/15/2046	252,000	315,927
DXC Technology Co.:
1.80%, 9/15/2026	100,000	95,753
2.38%, 9/15/2028	100,000	91,217
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026 (b)	150,000	145,902
6.20%, 10/15/2035	10,000	10,569
6.35%, 10/15/2045	10,000	10,249
HP, Inc.:
1.45%, 6/17/2026	200,000	192,608
4.00%, 4/15/2029	500,000	484,935
4.20%, 4/15/2032 (b)	200,000	188,748
6.00%, 9/15/2041 (b)	250,000	251,970
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	804,618
1.95%, 5/15/2030	350,000	307,405
2.72%, 2/9/2032 (b)	100,000	87,963
2.85%, 5/15/2040	100,000	73,040
2.95%, 5/15/2050	100,000	63,794
3.30%, 5/15/2026	250,000	247,273
3.50%, 5/15/2029	215,000	206,348
4.15%, 7/27/2027	250,000	248,695
4.15%, 5/15/2039	100,000	87,696
4.25%, 5/15/2049	1,000,000	813,650
4.70%, 2/19/2046	325,000	285,012
5.88%, 11/29/2032	25,000	26,585
Leidos, Inc.:
2.30%, 2/15/2031	55,000	47,290
5.75%, 3/15/2033	95,000	97,518
Western Digital Corp.:
2.85%, 2/1/2029	30,000	27,138
3.10%, 2/1/2032 (b)	55,000	46,114
		12,307,037
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	33,804
2.70%, 2/15/2031	250,000	223,085
2.72%, 2/15/2030	300,000	274,257
3.38%, 4/5/2040	515,000	404,687
3.58%, 4/5/2050	550,000	399,096
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	508,530
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	186,002
5.88%, 6/1/2033	65,000	67,412
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	270,205

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	$15,000	$12,900
4.90%, 12/1/2032	125,000	123,690
5.50%, 4/19/2029	200,000	205,986
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	43,238
3.20%, 7/15/2051	70,000	45,797
4.25%, 12/15/2047	100,000	81,257
5.15%, 12/1/2034	645,000	640,846
5.50%, 12/1/2054 (b)	70,000	66,438
Masco Corp.:
2.00%, 2/15/2031	100,000	84,937
3.13%, 2/15/2051	500,000	317,850
4.50%, 5/15/2047 (b)	100,000	81,719
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	93,831
Owens Corning:
3.95%, 8/15/2029	70,000	67,748
4.30%, 7/15/2047 (b)	100,000	80,467
5.70%, 6/15/2034 (b)	610,000	626,525
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	97,362
5.10%, 6/13/2034	650,000	652,145
5.25%, 3/3/2033	90,000	91,641
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	25,392
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	86,566
5.70%, 12/1/2054	350,000	342,101
		6,235,514
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	150,207
5.05%, 3/22/2053	1,000,000	936,760
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	204,214
5.00%, 12/8/2033	200,000	202,926
		1,494,107
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	139,099
4.60%, 6/15/2045	50,000	44,629
		183,728
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	150,000	144,968
3.00%, 10/29/2028	500,000	469,620
3.30%, 1/30/2032	900,000	796,716
Security Description	Principal Amount	Value
3.40%, 10/29/2033	$150,000	$129,483
3.65%, 7/21/2027	150,000	146,445
4.63%, 9/10/2029	300,000	296,850
4.88%, 4/1/2028	220,000	220,722
4.95%, 9/10/2034	1,500,000	1,443,720
5.38%, 12/15/2031	235,000	236,791
6.45%, 4/15/2027	750,000	774,210
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	64,755
5.50%, 8/20/2034	250,000	247,032
Air Lease Corp.:
1.88%, 8/15/2026	100,000	96,288
3.13%, 12/1/2030	100,000	90,499
3.63%, 4/1/2027	70,000	68,852
Series GMTN, 3.75%, 6/1/2026	150,000	148,371
5.10%, 3/1/2029 (b)	300,000	303,354
Series MTN, 5.20%, 7/15/2031	100,000	100,451
5.30%, 2/1/2028	150,000	152,560
5.85%, 12/15/2027	250,000	257,455
Aircastle Ltd. 4.25%, 6/15/2026	65,000	64,453
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	90,614
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	165,000	163,947
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	250,000	248,377
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	208,956
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	130,321
7.10%, 11/15/2027	200,000	210,538
American Express Co.:
1.65%, 11/4/2026	550,000	526,801
2.55%, 3/4/2027	165,000	159,514
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	250,000	241,302
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	103,460
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	1,575,000	1,593,868
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	845,000	855,115
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	254,882
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	420,000	419,483
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	257,732
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	91,707
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	68,326

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 5/15/2033	$60,000	$60,436
5.20%, 4/15/2035	150,000	149,526
5.70%, 12/15/2028	350,000	363,902
Apollo Global Management, Inc. 5.80%, 5/21/2054	135,000	133,314
Ares Management Corp. 5.60%, 10/11/2054	200,000	185,930
BGC Group, Inc. 8.00%, 5/25/2028	200,000	213,724
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,436
4.70%, 3/14/2029	115,000	116,765
4.90%, 1/8/2035	45,000	44,919
5.00%, 3/14/2034	495,000	499,237
5.25%, 3/14/2054	85,000	81,810
5.35%, 1/8/2055 (b)	390,000	379,427
Blackrock, Inc.:
1.90%, 1/28/2031	25,000	21,637
2.40%, 4/30/2030 (b)	45,000	40,752
3.20%, 3/15/2027	56,000	55,068
3.25%, 4/30/2029 (b)	60,000	57,652
4.75%, 5/25/2033	235,000	234,579
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	350,000	344,505
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	367,136
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	70,958
3.50%, 3/30/2051	50,000	34,233
3.90%, 1/25/2028	50,000	49,118
4.35%, 4/15/2030	100,000	97,572
4.70%, 9/20/2047	50,000	42,443
4.85%, 3/29/2029	100,000	100,292
5.68%, 1/15/2035 (b)	250,000	255,505
5.81%, 3/3/2055	165,000	160,702
6.35%, 1/5/2034	100,000	106,365
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	287,028
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	255,354
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	187,408
3.75%, 7/28/2026	125,000	123,253
3.80%, 1/31/2028	250,000	244,677
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	250,925
SOFR + 1.56%, 5.46%, 7/26/2030 (b) (c)	750,000	758,977
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	157,513
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	85,000	86,807
Security Description	Principal Amount	Value
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	$500,000	$503,650
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	779,340
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	172,278
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	85,050
Charles Schwab Corp.:
1.15%, 5/13/2026	50,000	48,253
1.65%, 3/11/2031	250,000	210,490
2.00%, 3/20/2028	500,000	466,865
2.30%, 5/13/2031	100,000	87,193
3.20%, 1/25/2028	50,000	48,416
4.00%, 2/1/2029	50,000	49,178
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	206,456
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	500,000	521,830
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	265,895
SOFR + 1.88%, 6.20%, 11/17/2029 (b) (c)	140,000	147,638
CI Financial Corp. 3.20%, 12/17/2030	250,000	218,282
CME Group, Inc.:
2.65%, 3/15/2032	145,000	127,533
3.75%, 6/15/2028	100,000	98,703
4.40%, 3/15/2030	250,000	249,495
Credit Suisse USA LLC 7.13%, 7/15/2032	50,000	56,365
Discover Financial Services:
4.10%, 2/9/2027	75,000	74,234
6.70%, 11/29/2032 (b)	400,000	429,604
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	147,166
Enact Holdings, Inc. 6.25%, 5/28/2029	1,000,000	1,026,280
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	84,894
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	26,546
2.65%, 9/15/2040	50,000	35,909
3.00%, 6/15/2050	25,000	16,289
3.00%, 9/15/2060	50,000	30,312
3.10%, 9/15/2027	100,000	97,125
3.63%, 9/1/2028	800,000	780,272
4.00%, 9/15/2027	200,000	198,286
4.25%, 9/21/2048	150,000	123,594
4.35%, 6/15/2029	85,000	84,368
4.60%, 3/15/2033	55,000	53,892
4.95%, 6/15/2052	95,000	86,045
5.20%, 6/15/2062	145,000	134,042
5.25%, 6/15/2031	780,000	800,654

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	$250,000	$211,285
2.75%, 10/15/2032 (b)	40,000	33,085
4.15%, 1/23/2030	50,000	47,923
4.85%, 1/15/2027	90,000	90,073
5.88%, 7/21/2028	110,000	112,927
6.20%, 4/14/2034	190,000	193,604
6.50%, 1/20/2043	50,000	50,353
Lazard Group LLC:
4.50%, 9/19/2028	100,000	98,873
6.00%, 3/15/2031	70,000	72,673
LPL Holdings, Inc. 5.70%, 5/20/2027	500,000	508,330
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	94,783
3.30%, 3/26/2027	30,000	29,515
3.35%, 3/26/2030	50,000	47,569
3.50%, 2/26/2028	30,000	29,462
3.65%, 6/1/2049	100,000	76,959
3.85%, 3/26/2050	515,000	407,731
3.95%, 2/26/2048	30,000	24,451
4.10%, 1/15/2028	1,610,000	1,606,587
4.35%, 1/15/2032	200,000	196,488
4.55%, 1/15/2035	90,000	87,648
4.88%, 3/9/2028 (b)	215,000	218,911
4.88%, 5/9/2034	235,000	235,672
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	169,182
2.50%, 12/21/2040	250,000	170,587
3.25%, 4/28/2050	40,000	26,839
3.95%, 3/7/2052	500,000	382,725
5.95%, 8/15/2053	500,000	507,250
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	144,333
2.33%, 1/22/2027	500,000	479,590
5.78%, 7/3/2034	1,000,000	1,023,240
6.07%, 7/12/2028	400,000	415,156
ORIX Corp.:
2.25%, 3/9/2031	100,000	86,469
3.70%, 7/18/2027	50,000	49,070
4.00%, 4/13/2032	100,000	94,000
4.65%, 9/10/2029	250,000	249,507
5.40%, 2/25/2035 (b)	100,000	100,586
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	119,788
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	95,616
Synchrony Financial:
2.88%, 10/28/2031	150,000	126,887
SOFR + 1.68%, 5.45%, 3/6/2031 (b) (c)	190,000	188,636
SOFR + 2.13%, 5.94%, 8/2/2030 (b) (c)	400,000	405,544
Visa, Inc.:
0.75%, 8/15/2027	45,000	41,599
1.10%, 2/15/2031 (b)	500,000	417,260
Security Description	Principal Amount	Value
1.90%, 4/15/2027	$500,000	$478,455
2.05%, 4/15/2030	150,000	134,399
2.70%, 4/15/2040	350,000	262,906
2.75%, 9/15/2027	250,000	241,987
3.65%, 9/15/2047	100,000	77,866
4.15%, 12/14/2035	50,000	47,281
4.30%, 12/14/2045	200,000	174,362
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	49,417
5.00%, 9/20/2034	110,000	105,901
		38,467,185
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	33,727
Series H, 3.45%, 1/15/2050	100,000	68,630
3.80%, 10/1/2047	25,000	18,047
4.70%, 5/15/2032	200,000	194,814
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	75,396
3.80%, 6/15/2049	50,000	37,593
4.25%, 9/15/2048	20,000	16,353
5.15%, 4/1/2034	500,000	500,030
5.40%, 3/15/2053	1,000,000	958,980
AES Corp.:
2.45%, 1/15/2031 (b)	500,000	427,395
5.80%, 3/15/2032	250,000	252,330
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	42,407
3.13%, 7/15/2051	50,000	32,945
3.85%, 12/1/2042	75,000	60,045
Series A, 4.30%, 7/15/2048	65,000	53,680
Ameren Corp.:
1.75%, 3/15/2028	50,000	46,052
5.00%, 1/15/2029	200,000	201,838
5.38%, 3/15/2035	500,000	498,805
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	37,736
3.80%, 5/15/2028	25,000	24,602
4.15%, 3/15/2046	50,000	41,267
4.50%, 3/15/2049	50,000	42,438
4.95%, 6/1/2033 (b)	400,000	397,760
5.55%, 7/1/2054	250,000	247,280
5.63%, 3/1/2055	115,000	114,525
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	236,635
Series J, 4.30%, 12/1/2028 (b)	100,000	98,936
5.20%, 1/15/2029 (b)	500,000	508,280
5.63%, 3/1/2033 (b)	190,000	194,837
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,515
Series BB, 4.50%, 8/1/2032	85,000	81,426

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 4/1/2038	$25,000	$27,763
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	50,136
3.75%, 5/15/2046	25,000	18,903
4.20%, 8/15/2048	25,000	19,748
4.25%, 3/1/2049	50,000	39,488
4.35%, 11/15/2045	50,000	40,864
5.55%, 8/1/2033	350,000	354,259
5.70%, 8/15/2034	55,000	56,089
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	348,232
5.40%, 6/1/2053	500,000	475,405
6.35%, 10/1/2036	50,000	54,176
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	25,058
2.85%, 5/15/2051	300,000	183,981
3.25%, 4/15/2028	30,000	29,051
3.70%, 7/15/2030	250,000	239,897
4.25%, 10/15/2050	500,000	397,900
4.50%, 2/1/2045	50,000	43,091
4.60%, 5/1/2053	500,000	417,485
5.15%, 11/15/2043	150,000	142,633
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,320
3.88%, 10/15/2049	100,000	73,483
4.35%, 5/1/2033	30,000	28,041
5.95%, 3/15/2028	200,000	207,186
6.00%, 1/15/2035 (b)	40,000	41,381
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	48,139
Series Z, 2.40%, 9/1/2026	50,000	48,680
Series AA, 3.00%, 2/1/2027	100,000	97,640
Series AF, 3.35%, 4/1/2051	350,000	244,345
3.95%, 3/1/2048	50,000	39,306
Series AC, 4.25%, 2/1/2049	200,000	161,912
4.80%, 3/15/2030	240,000	241,363
4.95%, 4/1/2033	500,000	496,375
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	35,071
5.40%, 6/1/2029	500,000	511,105
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,229
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	48,816
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	47,018
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	172,573
Series 130, 3.13%, 3/15/2051	150,000	98,239
Series 132, 3.15%, 3/15/2032	100,000	89,197
Security Description	Principal Amount	Value
Series 123, 3.75%, 8/15/2047	$150,000	$113,356
4.00%, 3/1/2048	125,000	98,036
5.30%, 6/1/2034	55,000	55,871
5.65%, 6/1/2054	65,000	64,364
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	146,889
Series A, 4.15%, 6/1/2045	100,000	82,586
4.90%, 7/1/2033	350,000	346,017
5.25%, 1/15/2053	1,000,000	948,850
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (b)	200,000	175,996
Series C, 3.00%, 12/1/2060	150,000	88,944
3.20%, 12/1/2051	500,000	329,185
3.60%, 6/15/2061	250,000	170,250
3.70%, 11/15/2059	85,000	58,965
3.85%, 6/15/2046	50,000	38,749
Series 20B, 3.95%, 4/1/2050	250,000	193,477
Series D, 4.00%, 12/1/2028	100,000	98,685
Series A, 4.13%, 5/15/2049	100,000	78,889
4.45%, 3/15/2044	75,000	64,562
4.50%, 5/15/2058	100,000	81,101
5.13%, 3/15/2035 (b)	100,000	100,076
5.38%, 5/15/2034	160,000	163,536
5.50%, 3/15/2034	200,000	206,406
5.50%, 3/15/2055	1,100,000	1,066,923
5.70%, 5/15/2054 (b)	200,000	199,240
5.90%, 11/15/2053	100,000	101,995
Series 06-B, 6.20%, 6/15/2036	25,000	26,688
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	128,356
5.75%, 3/15/2054	120,000	115,537
5.80%, 3/1/2033	145,000	150,103
6.50%, 10/1/2053	250,000	262,372
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,293
3.75%, 2/15/2050	50,000	38,309
4.05%, 5/15/2048 (b)	100,000	80,579
4.63%, 5/15/2033	100,000	97,577
4.65%, 3/1/2028	300,000	302,319
4.70%, 1/15/2030	175,000	175,698
4.90%, 2/15/2029	100,000	101,254
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,494
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	129,207
6.25%, 10/15/2053	205,000	220,035
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	72,611
Series C, 2.25%, 8/15/2031	45,000	38,300
Series D, 2.85%, 8/15/2026	25,000	24,418

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.30%, 4/15/2041	$565,000	$416,721
Series C, 3.38%, 4/1/2030	350,000	326,910
4.70%, 12/1/2044	130,000	111,714
5.38%, 11/15/2032 (b)	350,000	353,545
5.45%, 3/15/2035	200,000	200,000
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (c)	1,500,000	1,492,905
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	350,000	368,749
DTE Electric Co.:
2.25%, 3/1/2030	500,000	448,245
Series A, 3.00%, 3/1/2032	100,000	89,225
3.70%, 6/1/2046	75,000	57,575
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	155,546
4.88%, 6/1/2028	290,000	291,740
4.95%, 7/1/2027	65,000	65,508
5.10%, 3/1/2029	200,000	202,502
5.20%, 4/1/2030	355,000	359,537
5.85%, 6/1/2034	250,000	258,315
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	137,616
2.55%, 4/15/2031	75,000	66,432
2.85%, 3/15/2032	155,000	136,378
3.20%, 8/15/2049	100,000	67,443
3.45%, 4/15/2051	90,000	62,908
3.88%, 3/15/2046	150,000	117,247
3.95%, 11/15/2028	100,000	98,573
4.25%, 12/15/2041	130,000	111,125
4.85%, 3/15/2030	500,000	504,985
4.95%, 1/15/2033	250,000	249,952
5.35%, 1/15/2053	500,000	477,480
5.40%, 1/15/2054 (b)	750,000	722,790
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	87,343
2.65%, 9/1/2026	50,000	48,699
3.15%, 8/15/2027	100,000	96,979
3.30%, 6/15/2041	850,000	628,677
3.50%, 6/15/2051	100,000	68,052
3.75%, 9/1/2046	250,000	184,180
3.95%, 8/15/2047	150,000	112,335
4.50%, 8/15/2032 (b)	2,000,000	1,929,600
4.85%, 1/5/2027	250,000	251,582
5.00%, 8/15/2052	500,000	436,105
5.45%, 6/15/2034 (b)	145,000	146,831
5.80%, 6/15/2054	125,000	122,177
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (c)	300,000	300,492
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	137,226
3.20%, 1/15/2027	250,000	245,577
6.40%, 6/15/2038	50,000	54,475
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	39,670
Security Description	Principal Amount	Value
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	$28,000	$20,943
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	58,463
3.40%, 4/1/2032	145,000	131,833
3.60%, 9/15/2047	50,000	36,844
3.70%, 9/1/2028	50,000	48,885
4.20%, 8/15/2045	150,000	123,493
5.05%, 3/15/2035 (b)	115,000	114,388
5.10%, 3/15/2034	50,000	50,317
Edison International:
4.13%, 3/15/2028	50,000	48,022
5.25%, 11/15/2028	285,000	281,095
6.95%, 11/15/2029 (b)	300,000	311,697
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	107,154
Enel Chile SA 4.88%, 6/12/2028	50,000	49,810
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	58,755
3.35%, 6/15/2052	100,000	67,432
4.20%, 4/1/2049	25,000	20,008
Entergy Corp.:
1.90%, 6/15/2028	125,000	114,834
2.40%, 6/15/2031	150,000	129,150
2.95%, 9/1/2026	50,000	48,874
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,750,000	1,777,527
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	22,747
3.10%, 6/15/2041	250,000	182,295
3.25%, 4/1/2028	200,000	193,210
4.20%, 4/1/2050	50,000	39,873
5.35%, 3/15/2034	500,000	505,760
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	23,797
3.50%, 6/1/2051	145,000	100,895
3.85%, 6/1/2049	125,000	93,449
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	71,913
3.55%, 9/30/2049	25,000	17,681
5.80%, 9/1/2053	640,000	639,571
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,854
4.13%, 3/1/2042	30,000	25,171
4.70%, 3/13/2028	25,000	25,086
5.70%, 3/15/2053	135,000	134,218
5.90%, 11/15/2033	150,000	157,063
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030 (b)	50,000	44,347
Series 2019, 4.13%, 4/1/2049	100,000	78,799
4.20%, 6/15/2047	25,000	20,112
4.20%, 3/15/2048	50,000	40,124
5.40%, 4/1/2034	100,000	101,426

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	$350,000	$344,645
Eversource Energy:
2.90%, 3/1/2027	100,000	96,864
3.38%, 3/1/2032	100,000	89,639
Series O, 4.25%, 4/1/2029	25,000	24,517
5.45%, 3/1/2028	360,000	367,960
5.95%, 2/1/2029	250,000	259,755
5.95%, 7/15/2034	500,000	519,070
Exelon Corp.:
2.75%, 3/15/2027	100,000	96,773
3.35%, 3/15/2032	100,000	90,232
3.40%, 4/15/2026	100,000	98,773
4.10%, 3/15/2052	350,000	269,132
4.70%, 4/15/2050	250,000	210,267
5.10%, 6/15/2045	330,000	299,099
5.13%, 3/15/2031	140,000	141,481
5.15%, 3/15/2028	550,000	558,849
5.30%, 3/15/2033	100,000	101,410
5.45%, 3/15/2034	1,000,000	1,016,480
5.60%, 3/15/2053	100,000	96,285
5.88%, 3/15/2055	85,000	84,776
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	491,690
FirstEnergy Transmission LLC 4.55%, 1/15/2030	350,000	345,597
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	431,910
2.88%, 12/4/2051	750,000	474,720
3.15%, 10/1/2049	30,000	20,381
3.95%, 3/1/2048	85,000	67,394
3.99%, 3/1/2049	25,000	19,807
4.05%, 10/1/2044	50,000	41,240
4.13%, 6/1/2048	100,000	81,153
5.10%, 4/1/2033	500,000	506,060
5.30%, 6/15/2034	250,000	255,842
5.70%, 3/15/2055	110,000	112,339
5.80%, 3/15/2065	155,000	158,656
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,864
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	386,124
4.55%, 3/15/2030	100,000	99,890
5.13%, 5/15/2052 (b)	500,000	463,815
Idaho Power Co.:
Series MTN, 5.70%, 3/15/2055	100,000	98,092
Series MTN, 5.80%, 4/1/2054	250,000	250,967
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	29,897
4.25%, 8/15/2048	15,000	11,963
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	35,374
3.70%, 9/15/2046	50,000	37,524
Security Description	Principal Amount	Value
4.10%, 9/26/2028	$50,000	$49,252
4.95%, 9/30/2034	300,000	292,587
5.45%, 9/30/2054	55,000	52,511
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	95,215
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	48,448
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (d)	350,000	345,919
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	117,868
National Grid PLC 5.42%, 1/11/2034	350,000	353,136
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	100,000	96,034
1.35%, 3/15/2031	50,000	41,060
Series MTN, 1.65%, 6/15/2031	200,000	166,270
3.40%, 2/7/2028	50,000	48,693
3.90%, 11/1/2028	100,000	97,791
4.02%, 11/1/2032	50,000	47,078
4.12%, 9/16/2027	60,000	59,667
4.75%, 2/7/2028	135,000	136,296
Series GMTN, 4.85%, 2/7/2029	250,000	252,630
4.95%, 2/7/2030	175,000	177,299
Series GMTN, 5.00%, 2/7/2031 (b)	250,000	254,407
Series MTN, 5.05%, 9/15/2028	500,000	508,620
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	221,260
2.44%, 1/15/2032 (b)	500,000	427,290
2.75%, 11/1/2029	165,000	152,376
3.50%, 4/1/2029	100,000	95,784
3.55%, 5/1/2027	100,000	98,112
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	23,852
4.90%, 2/28/2028	1,500,000	1,514,100
4.90%, 3/15/2029	200,000	201,680
5.05%, 2/28/2033	500,000	497,290
5.25%, 3/15/2034	200,000	200,232
5.25%, 2/28/2053	500,000	459,345
5.55%, 3/15/2054	200,000	191,238
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	1,000,000	1,012,900
Northern States Power Co.:
2.60%, 6/1/2051	50,000	29,833
2.90%, 3/1/2050	30,000	19,331
3.60%, 9/15/2047	50,000	37,266
5.10%, 5/15/2053	350,000	323,963

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NSTAR Electric Co.:
3.20%, 5/15/2027	$50,000	$48,813
4.85%, 3/1/2030	100,000	100,861
5.20%, 3/1/2035	85,000	84,926
OGE Energy Corp. 5.45%, 5/15/2029 (b)	85,000	86,992
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	88,355
5.80%, 6/1/2054 (d)	50,000	49,027
5.90%, 2/1/2055 (d)	70,000	69,935
6.20%, 12/1/2053	150,000	153,283
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	83,602
4.00%, 6/1/2049	20,000	15,209
5.00%, 6/1/2033	350,000	344,778
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	48,872
5.40%, 1/15/2033	105,000	106,898
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	75,000	68,535
3.70%, 11/15/2028	200,000	194,932
3.80%, 9/30/2047	100,000	75,821
4.15%, 6/1/2032	75,000	71,285
4.65%, 11/1/2029	110,000	110,108
5.35%, 4/1/2035 (d)	700,000	708,057
5.35%, 10/1/2052	100,000	93,964
5.55%, 6/15/2054	245,000	238,799
5.65%, 11/15/2033	355,000	368,653
7.50%, 9/1/2038 (b)	50,000	59,006
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	300,944
3.25%, 6/1/2031	790,000	703,242
3.30%, 8/1/2040	350,000	256,767
3.50%, 8/1/2050	295,000	195,794
4.20%, 3/1/2029	70,000	67,681
4.20%, 6/1/2041	55,000	43,687
4.50%, 7/1/2040	250,000	212,152
4.55%, 7/1/2030	250,000	241,670
4.95%, 7/1/2050	250,000	208,457
5.25%, 3/1/2052	500,000	430,910
5.90%, 10/1/2054	555,000	524,747
6.15%, 1/15/2033	250,000	257,350
6.75%, 1/15/2053	1,000,000	1,044,700
PacifiCorp:
2.70%, 9/15/2030	320,000	286,493
2.90%, 6/15/2052	200,000	120,014
3.30%, 3/15/2051	65,000	42,554
5.10%, 2/15/2029	1,000,000	1,017,070
5.35%, 12/1/2053	1,100,000	1,007,578
5.45%, 2/15/2034	550,000	554,108
5.50%, 5/15/2054	350,000	328,009
5.80%, 1/15/2055	250,000	243,762
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,289
Security Description	Principal Amount	Value
3.90%, 3/1/2048	$125,000	$97,753
5.25%, 9/15/2054	210,000	198,885
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	281,509	274,812
Series A-2, 4.26%, 6/1/2038	500,000	470,485
Series A-4, 4.45%, 12/1/2049	500,000	435,460
Series A-2, 4.72%, 6/1/2039	300,000	290,394
Series A-4, 5.21%, 12/1/2049	500,000	479,445
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	114,430
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	46,622
3.95%, 6/1/2047	50,000	39,894
5.00%, 5/15/2033	145,000	144,797
5.25%, 5/15/2053	585,000	559,324
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	428,075
Series 34, 3.20%, 3/1/2050	30,000	20,064
3.80%, 6/15/2047	150,000	113,197
5.35%, 5/15/2034	325,000	326,742
5.75%, 5/15/2054	600,000	592,848
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	65,000	64,195
5.25%, 1/15/2033	200,000	200,568
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	26,510
Series MTN, 3.00%, 3/1/2051	150,000	97,976
Series MTN, 3.20%, 5/15/2029	50,000	47,668
Series MTN, 3.20%, 8/1/2049	30,000	20,624
Series MTN, 3.60%, 12/1/2047	100,000	75,210
Series MTN, 3.65%, 9/1/2042	50,000	39,359
Series MTN, 3.70%, 5/1/2028	50,000	49,015
4.85%, 8/1/2034	200,000	197,986
Series MTN, 4.90%, 12/15/2032	625,000	628,906
Series Q, 5.05%, 3/1/2035 (b)	140,000	140,724
Series MTN, 5.20%, 3/1/2034	250,000	254,267
Series Q, 5.50%, 3/1/2055	90,000	88,746
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	84,845
2.45%, 11/15/2031	100,000	86,127

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/15/2030	$90,000	$90,419
5.20%, 4/1/2029	55,000	56,026
5.40%, 3/15/2035	85,000	85,483
5.45%, 4/1/2034	55,000	55,537
Puget Energy, Inc.:
4.22%, 3/15/2032	180,000	167,261
5.73%, 3/15/2035 (d)	125,000	124,786
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	43,804
4.22%, 6/15/2048	65,000	52,472
5.33%, 6/15/2034	195,000	197,759
5.80%, 3/15/2040	50,000	51,237
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	127,632
Series WWW, 2.95%, 8/15/2051	350,000	219,709
Series RRR, 3.75%, 6/1/2047	50,000	37,178
5.35%, 4/1/2053	300,000	281,139
5.40%, 4/15/2035	130,000	131,015
5.55%, 4/15/2054	250,000	241,300
Sempra:
3.25%, 6/15/2027	300,000	290,679
3.40%, 2/1/2028	30,000	28,985
3.80%, 2/1/2038	100,000	82,126
4.00%, 2/1/2048	30,000	22,264
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	400,000	376,504
5.40%, 8/1/2026	200,000	201,554
5.50%, 8/1/2033	200,000	201,408
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (c)	300,000	283,929
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	496,890
Sierra Pacific Power Co. 2.60%, 5/1/2026 (b)	50,000	49,034
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	87,254
2.75%, 2/1/2032	125,000	106,390
2.85%, 8/1/2029	115,000	105,542
Series 20A, 2.95%, 2/1/2051	500,000	303,115
Series C, 3.60%, 2/1/2045	50,000	35,693
3.65%, 2/1/2050	250,000	173,617
Series B, 3.65%, 3/1/2028	100,000	96,786
Series 2013-A, 3.90%, 3/15/2043	50,000	37,971
4.00%, 4/1/2047	191,000	142,188
Series A, 4.20%, 3/1/2029	100,000	97,199
4.40%, 9/6/2026	350,000	348,379
4.50%, 9/1/2040	25,000	21,381
4.88%, 2/1/2027	350,000	351,456
5.15%, 6/1/2029	250,000	251,595
5.25%, 3/15/2030 (b)	500,000	502,850
5.30%, 3/1/2028	250,000	252,937
Security Description	Principal Amount	Value
5.45%, 6/1/2031	$85,000	$86,090
5.45%, 3/1/2035	250,000	247,790
5.88%, 12/1/2053	350,000	335,366
5.90%, 3/1/2055	125,000	120,255
Southern Co.:
3.25%, 7/1/2026	250,000	246,110
4.25%, 7/1/2036	250,000	226,957
4.40%, 7/1/2046	2,000,000	1,656,820
4.85%, 6/15/2028	500,000	505,600
5.50%, 3/15/2029 (b)	250,000	257,715
5.70%, 3/15/2034	250,000	258,475
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	131,584
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	48,655
3.25%, 11/1/2051	250,000	162,520
Series M, 4.10%, 9/15/2028	25,000	24,573
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	73,194
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	109,317
4.30%, 6/15/2048	50,000	40,549
4.45%, 6/15/2049	25,000	20,783
5.15%, 3/1/2035 (b)	350,000	347,333
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,206
4.85%, 12/1/2048	50,000	43,802
5.50%, 4/15/2053	200,000	191,412
Union Electric Co.:
2.15%, 3/15/2032	250,000	209,477
3.50%, 3/15/2029	250,000	240,312
4.00%, 4/1/2048	50,000	39,281
5.20%, 4/1/2034	50,000	50,400
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	211,755
Series B, 2.95%, 11/15/2026	30,000	29,339
3.30%, 12/1/2049	50,000	34,290
Series B, 3.75%, 5/15/2027	155,000	152,948
4.60%, 12/1/2048	250,000	213,712
5.05%, 8/15/2034 (b)	105,000	103,942
5.35%, 1/15/2054 (b)	350,000	328,674
5.45%, 4/1/2053	500,000	477,845
8.88%, 11/15/2038	50,000	65,997
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	73,684
2.20%, 12/15/2028 (b)	100,000	91,737
5.60%, 9/12/2026	65,000	65,958
Wisconsin Electric Power Co. 4.30%, 10/15/2048 (b)	25,000	20,910
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	231,806
4.95%, 4/1/2033	90,000	89,287

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp. 4.55%, 12/1/2029	$400,000	$400,064
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	473,505
2.60%, 12/1/2029 (b)	100,000	90,759
4.00%, 6/15/2028 (b)	50,000	49,002
5.45%, 8/15/2033	500,000	502,295
5.50%, 3/15/2034 (b)	100,000	100,365
		89,893,075
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	61,794
1.95%, 10/15/2030	50,000	43,805
2.00%, 12/21/2028 (b)	200,000	183,888
2.20%, 12/21/2031	700,000	603,575
		893,062
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	46,078
Allegion PLC 3.50%, 10/1/2029	50,000	47,469
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	48,628
5.60%, 5/29/2034	200,000	202,132
Amphenol Corp.:
2.20%, 9/15/2031	60,000	51,505
2.80%, 2/15/2030 (b)	100,000	92,315
4.35%, 6/1/2029	50,000	49,698
5.00%, 1/15/2035	185,000	184,654
5.05%, 4/5/2027	55,000	55,805
5.05%, 4/5/2029	100,000	102,064
5.25%, 4/5/2034	100,000	101,796
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,358
5.15%, 8/21/2029 (b)	160,000	160,786
5.88%, 4/10/2034	65,000	65,777
Avnet, Inc. 3.00%, 5/15/2031	100,000	87,352
Flex Ltd.:
4.88%, 6/15/2029	75,000	74,591
5.25%, 1/15/2032	65,000	64,553
6.00%, 1/15/2028	355,000	364,709
Fortive Corp. 3.15%, 6/15/2026	50,000	49,075
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	188,436
1.75%, 9/1/2031	160,000	133,758
1.95%, 6/1/2030	250,000	220,282
2.50%, 11/1/2026	150,000	145,821
2.70%, 8/15/2029	60,000	55,895
4.25%, 1/15/2029	160,000	159,104
4.50%, 1/15/2034	175,000	168,782
4.88%, 9/1/2029	150,000	152,707
4.95%, 9/1/2031 (b)	250,000	253,882
Security Description	Principal Amount	Value
5.00%, 3/1/2035	$150,000	$149,412
5.25%, 3/1/2054	1,650,000	1,567,731
5.35%, 3/1/2064	150,000	141,669
Hubbell, Inc. 2.30%, 3/15/2031	60,000	52,058
Jabil, Inc.:
1.70%, 4/15/2026	65,000	63,119
3.60%, 1/15/2030	25,000	23,572
3.95%, 1/12/2028	25,000	24,470
5.45%, 2/1/2029	155,000	157,807
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	46,179
4.60%, 4/6/2027	30,000	29,956
4.95%, 10/15/2034	85,000	83,135
TD SYNNEX Corp. 6.10%, 4/12/2034	85,000	87,381
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,101
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	38,830
4.63%, 2/1/2030	200,000	199,622
		6,067,054
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	365,540
MasTec, Inc. 5.90%, 6/15/2029	500,000	512,805
		878,345
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	685,000	668,135
4.05%, 3/15/2029	500,000	470,980
4.28%, 3/15/2032	645,000	568,374
5.05%, 3/15/2042	1,550,000	1,238,930
5.14%, 3/15/2052	1,250,000	911,138
5.39%, 3/15/2062	500,000	360,890
		4,218,447
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	83,212
2.90%, 7/1/2026	45,000	44,262
3.38%, 11/15/2027	60,000	58,531
3.95%, 5/15/2028	150,000	147,885
4.75%, 7/15/2030	90,000	90,438
4.88%, 4/1/2029	220,000	222,803
5.00%, 12/15/2033	350,000	349,240
5.15%, 3/15/2035	145,000	145,854
5.20%, 11/15/2034	100,000	100,932
Veralto Corp. 5.35%, 9/18/2028	500,000	512,010
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	97,199
2.95%, 1/15/2052	115,000	72,769

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 4/1/2050	$20,000	$13,141
3.50%, 5/1/2029	50,000	48,126
5.00%, 3/1/2034	300,000	298,656
Waste Management, Inc.:
1.15%, 3/15/2028	30,000	27,422
1.50%, 3/15/2031	30,000	25,199
2.00%, 6/1/2029	75,000	68,012
2.50%, 11/15/2050	20,000	11,896
2.95%, 6/1/2041	55,000	40,966
4.50%, 3/15/2028	200,000	201,014
4.63%, 2/15/2030	250,000	251,277
4.63%, 2/15/2033 (b)	250,000	247,335
4.65%, 3/15/2030	200,000	200,932
4.80%, 3/15/2032	200,000	200,274
4.88%, 2/15/2029	200,000	203,468
4.95%, 7/3/2031	360,000	366,473
4.95%, 3/15/2035	135,000	134,310
5.35%, 10/15/2054	100,000	97,649
		4,361,285
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	15,000	13,387
4.15%, 3/15/2028	50,000	49,466
4.75%, 3/23/2035	210,000	201,338
4.80%, 3/15/2048 (b)	20,000	17,502
5.20%, 3/19/2027	50,000	50,659
5.20%, 3/21/2029	550,000	558,475
5.40%, 3/21/2034	40,000	40,315
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	1,002,220
5.30%, 10/1/2026	205,000	207,034
5.30%, 11/1/2038	265,000	251,941
5.40%, 11/1/2048 (b)	40,000	36,342
Flowers Foods, Inc.:
2.40%, 3/15/2031	45,000	38,709
5.75%, 3/15/2035	195,000	196,753
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	325,645
3.20%, 2/10/2027	100,000	97,766
4.20%, 4/17/2028	25,000	24,754
4.70%, 1/30/2027	60,000	60,206
4.95%, 3/29/2033 (b)	145,000	143,475
5.25%, 1/30/2035 (b)	250,000	250,013
5.50%, 10/17/2028	115,000	118,437
Hershey Co.:
4.25%, 5/4/2028	175,000	175,257
4.50%, 5/4/2033	180,000	176,090
4.55%, 2/24/2028 (b)	40,000	40,351
4.75%, 2/24/2030 (b)	100,000	101,191
4.95%, 2/24/2032	100,000	100,941
5.10%, 2/24/2035	100,000	100,764
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	525,819
3.05%, 6/3/2051	45,000	29,623
Security Description	Principal Amount	Value
Ingredion, Inc. 2.90%, 6/1/2030	$100,000	$91,675
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	97,450
4.25%, 3/15/2035	50,000	46,215
6.20%, 11/15/2033 (b)	125,000	133,076
6.50%, 11/15/2043	95,000	101,959
6.50%, 11/15/2053 (b)	1,145,000	1,237,779
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	182,000	185,096
6.50%, 12/1/2052	500,000	520,445
6.75%, 3/15/2034	233,000	251,763
7.25%, 11/15/2053	500,000	564,640
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (d)	500,000	514,910
Kellanova:
4.30%, 5/15/2028	100,000	99,583
4.50%, 4/1/2046	100,000	85,704
5.25%, 3/1/2033	70,000	70,827
5.75%, 5/16/2054	140,000	140,850
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	740,407
4.38%, 6/1/2046	500,000	408,795
4.88%, 10/1/2049	750,000	649,410
5.20%, 3/15/2032	125,000	126,320
5.40%, 3/15/2035 (b)	200,000	201,580
Kroger Co.:
2.65%, 10/15/2026	50,000	48,608
3.70%, 8/1/2027	35,000	34,400
3.95%, 1/15/2050	550,000	416,223
4.45%, 2/1/2047	100,000	82,983
4.65%, 1/15/2048	100,000	85,061
5.00%, 9/15/2034	515,000	503,531
5.50%, 9/15/2054	360,000	339,710
5.65%, 9/15/2064	90,000	84,870
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	97,747
4.70%, 10/15/2034	235,000	224,721
Mondelez International, Inc.:
1.50%, 2/4/2031	40,000	33,499
1.88%, 10/15/2032	75,000	61,655
2.63%, 3/17/2027	200,000	193,166
2.63%, 9/4/2050	35,000	20,772
2.75%, 4/13/2030	35,000	31,949
3.00%, 3/17/2032	200,000	177,476
4.75%, 8/28/2034 (b)	100,000	97,774
Pilgrim's Pride Corp. 6.25%, 7/1/2033	645,000	668,646
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	8,989
2.45%, 12/14/2031	145,000	124,810
3.15%, 12/14/2051	500,000	320,865

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$50,000	$48,665
3.30%, 7/15/2026	100,000	98,477
3.30%, 2/15/2050	10,000	6,687
4.45%, 3/15/2048	50,000	40,884
4.85%, 10/1/2045	5,000	4,436
5.40%, 3/23/2035	180,000	181,136
6.00%, 1/17/2034	350,000	371,364
6.60%, 4/1/2050	250,000	271,365
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	147,008
4.55%, 6/2/2047	285,000	238,574
5.40%, 3/15/2029	395,000	403,931
5.70%, 3/15/2034 (b)	90,000	92,077
		16,765,016
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	194,414
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,325
International Paper Co.:
4.35%, 8/15/2048	27,000	21,792
4.80%, 6/15/2044	500,000	436,955
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	113,991
3.13%, 1/15/2032	80,000	68,073
3.75%, 1/15/2031	150,000	135,561
5.00%, 1/15/2030	300,000	293,352
Suzano International Finance BV 5.50%, 1/17/2027	25,000	25,258
		1,317,721
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	83,958
2.63%, 9/15/2029	200,000	184,910
3.00%, 6/15/2027	150,000	145,773
4.15%, 1/15/2043	25,000	21,044
5.00%, 12/15/2054 (b)	140,000	126,580
6.20%, 11/15/2053	1,000,000	1,069,460
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	254,995
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,072
5.95%, 3/15/2035	115,000	117,116
NiSource, Inc.:
1.70%, 2/15/2031	100,000	83,724
2.95%, 9/1/2029	100,000	92,940
3.49%, 5/15/2027	50,000	48,980
4.38%, 5/15/2047	1,150,000	946,392
4.80%, 2/15/2044	30,000	26,564
5.20%, 7/1/2029	245,000	249,498
5.35%, 4/1/2034	500,000	501,395
Security Description	Principal Amount	Value
ONE Gas, Inc. 4.50%, 11/1/2048	$90,000	$75,080
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	165,705
5.05%, 5/15/2052	750,000	669,240
5.10%, 2/15/2035	550,000	544,082
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	106,830
3.75%, 9/15/2042	30,000	23,312
Series VV, 4.30%, 1/15/2049	50,000	40,079
Series MM, 5.13%, 11/15/2040	25,000	23,881
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	421,255
4.40%, 5/30/2047	150,000	122,478
4.95%, 9/15/2034	350,000	340,567
5.75%, 9/15/2033	300,000	309,543
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,350
4.05%, 3/15/2032	90,000	84,151
5.45%, 3/23/2028	165,000	168,267
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	156,159
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	36,909
		7,314,289
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	49,908
Regal Rexnord Corp. 6.05%, 4/15/2028	500,000	512,350
Snap-on, Inc. 3.10%, 5/1/2050	70,000	46,933
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	57,266
4.25%, 11/15/2028	100,000	99,034
		765,491
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	432,630
3.75%, 11/30/2026	85,000	84,527
4.75%, 11/30/2036	250,000	245,890
4.75%, 4/15/2043	25,000	23,640
4.90%, 11/30/2046	650,000	614,952
Agilent Technologies, Inc.:
4.20%, 9/9/2027	200,000	198,806
4.75%, 9/9/2034	200,000	193,400
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	37,625

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.92%, 2/1/2027	$600,000	$572,328
2.27%, 12/1/2028	500,000	459,340
3.13%, 12/1/2051	250,000	158,910
3.50%, 8/15/2046	50,000	35,573
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	1,002,364
4.55%, 3/1/2039	50,000	46,759
4.70%, 3/1/2049 (b)	35,000	31,380
Danaher Corp. 2.60%, 10/1/2050	565,000	342,311
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	27,644
3.25%, 11/15/2039	50,000	39,587
3.40%, 11/15/2049	50,000	35,802
GE HealthCare Technologies, Inc.:
5.65%, 11/15/2027	500,000	513,260
6.38%, 11/22/2052 (b)	500,000	541,950
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	154,879
Medtronic, Inc.:
4.38%, 3/15/2035	554,000	532,372
4.63%, 3/15/2045	1,345,000	1,206,586
Revvity, Inc.:
2.25%, 9/15/2031	105,000	88,474
2.55%, 3/15/2031	85,000	73,695
3.30%, 9/15/2029	65,000	60,836
Smith & Nephew PLC:
2.03%, 10/14/2030	50,000	43,084
5.40%, 3/20/2034	55,000	55,074
Solventum Corp.:
5.45%, 2/25/2027	250,000	253,670
5.60%, 3/23/2034	300,000	304,341
5.90%, 4/30/2054	900,000	889,812
Stryker Corp.:
1.95%, 6/15/2030	50,000	43,811
2.90%, 6/15/2050	25,000	16,442
3.65%, 3/7/2028	50,000	48,892
4.63%, 9/11/2034 (b)	250,000	243,572
4.63%, 3/15/2046	375,000	333,686
4.70%, 2/10/2028	120,000	120,742
4.85%, 12/8/2028	115,000	116,490
4.85%, 2/10/2030	145,000	146,414
5.20%, 2/10/2035	95,000	95,838
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	82,360
5.00%, 12/5/2026	700,000	707,273
5.00%, 1/31/2029 (b)	500,000	510,795
5.09%, 8/10/2033	150,000	151,689
5.20%, 1/31/2034 (b)	175,000	177,705
5.40%, 8/10/2043 (b)	65,000	64,998
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (b)	100,000	87,305
5.05%, 2/19/2030	105,000	106,094
Security Description	Principal Amount	Value
5.20%, 9/15/2034	$200,000	$199,068
5.35%, 12/1/2028	100,000	102,262
5.50%, 2/19/2035 (b)	500,000	508,530
		13,165,467
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	156,953
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	36,027
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	46,851
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	392,350
3.95%, 11/15/2046	150,000	121,733
Banner Health 2.34%, 1/1/2030	40,000	36,220
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	21,473
Series 2021, 2.84%, 11/15/2050	500,000	319,770
Centene Corp.:
2.50%, 3/1/2031	500,000	421,905
3.38%, 2/15/2030	500,000	452,545
4.63%, 12/15/2029	1,000,000	958,140
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,097
Cigna Group:
2.40%, 3/15/2030	120,000	107,755
3.05%, 10/15/2027	50,000	48,365
3.40%, 3/15/2050	415,000	279,851
3.40%, 3/15/2051	290,000	194,204
4.38%, 10/15/2028	810,000	803,933
4.80%, 8/15/2038	60,000	56,014
4.90%, 12/15/2048	295,000	257,334
5.00%, 5/15/2029	250,000	253,355
5.25%, 2/15/2034	250,000	251,100
5.60%, 2/15/2054	85,000	81,002
CommonSpirit Health:
4.19%, 10/1/2049	250,000	194,972
4.35%, 11/1/2042	25,000	20,935
5.32%, 12/1/2034	195,000	193,142
5.55%, 12/1/2054	625,000	591,194
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	39,884
Elevance Health, Inc.:
2.25%, 5/15/2030	265,000	236,086
2.55%, 3/15/2031 (b)	100,000	88,381
3.13%, 5/15/2050	270,000	175,632
3.60%, 3/15/2051	305,000	216,007

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 12/1/2027	$130,000	$127,475
4.10%, 3/1/2028	100,000	98,927
4.10%, 5/15/2032	200,000	189,274
4.38%, 12/1/2047	130,000	106,412
4.50%, 10/30/2026	350,000	350,154
4.55%, 3/1/2048	50,000	41,827
4.65%, 1/15/2043	50,000	43,974
4.75%, 2/15/2030	145,000	145,770
4.75%, 2/15/2033	250,000	244,605
5.13%, 2/15/2053	500,000	448,510
5.20%, 2/15/2035 (b)	115,000	115,271
5.65%, 6/15/2054	500,000	482,200
5.70%, 2/15/2055 (b)	115,000	112,080
HCA, Inc.:
2.38%, 7/15/2031	650,000	552,955
3.13%, 3/15/2027	45,000	43,728
3.50%, 7/15/2051	650,000	428,766
3.63%, 3/15/2032	650,000	587,632
4.13%, 6/15/2029	1,035,000	1,005,161
4.50%, 2/15/2027	50,000	49,834
4.63%, 3/15/2052	500,000	396,955
5.00%, 3/1/2028 (b)	60,000	60,485
5.13%, 6/15/2039	275,000	254,801
5.25%, 6/15/2026	65,000	65,190
5.25%, 3/1/2030	110,000	111,277
5.25%, 6/15/2049	100,000	87,812
5.45%, 9/15/2034	65,000	64,345
5.50%, 3/1/2032	125,000	126,075
5.50%, 6/1/2033	550,000	551,639
5.50%, 6/15/2047	65,000	59,899
5.75%, 3/1/2035	200,000	201,778
5.90%, 6/1/2053	750,000	715,410
6.00%, 4/1/2054	500,000	483,920
6.20%, 3/1/2055	125,000	124,059
Humana, Inc.:
2.15%, 2/3/2032	350,000	286,986
3.70%, 3/23/2029	105,000	100,622
4.80%, 3/15/2047	100,000	82,552
4.95%, 10/1/2044	50,000	43,035
5.38%, 4/15/2031	110,000	110,836
5.55%, 5/1/2035	180,000	177,964
5.75%, 12/1/2028	750,000	773,925
5.95%, 3/15/2034	250,000	255,707
Icon Investments Six DAC 5.85%, 5/8/2029	250,000	257,862
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,842
IQVIA, Inc. 6.25%, 2/1/2029	440,000	458,814
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,689
Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	$135,000	$96,841
Series 2021, 3.00%, 6/1/2051	135,000	87,712
Series 2019, 3.27%, 11/1/2049	105,000	73,106
4.15%, 5/1/2047	500,000	415,065
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	67,626
2.70%, 6/1/2031	100,000	88,211
2.95%, 12/1/2029	100,000	92,488
4.70%, 2/1/2045	25,000	21,656
4.80%, 10/1/2034	850,000	818,329
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	77,111
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	64,062
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	36,202
4.13%, 7/1/2052 (b)	25,000	20,214
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,275
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	35,407
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	23,630
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,815
Series 2019, 3.95%, 8/1/2119 (b)	35,000	24,422
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,370
Novant Health, Inc. 3.17%, 11/1/2051	85,000	56,353
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (b)	100,000	68,821
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	17,870
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (b)	80,000	72,842
5.40%, 10/1/2033	250,000	252,177
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	32,132
4.20%, 6/30/2029	100,000	98,440

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 12/15/2029	$250,000	$249,015
4.70%, 3/30/2045	25,000	21,939
6.40%, 11/30/2033	500,000	541,235
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	48,815
Series 20A, 3.36%, 8/15/2050	55,000	38,630
5.16%, 8/15/2033	180,000	181,337
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	36,226
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	96,591
2.00%, 5/15/2030	305,000	269,501
2.30%, 5/15/2031	100,000	87,506
2.75%, 5/15/2040	300,000	216,342
2.90%, 5/15/2050	200,000	125,794
3.05%, 5/15/2041	350,000	257,621
3.13%, 5/15/2060	100,000	60,470
3.25%, 5/15/2051	100,000	66,798
3.38%, 4/15/2027	100,000	98,290
3.50%, 8/15/2039	200,000	162,654
3.75%, 10/15/2047	50,000	37,680
3.88%, 12/15/2028	15,000	14,729
4.25%, 4/15/2047	100,000	82,281
4.60%, 4/15/2027	350,000	352,303
4.63%, 7/15/2035 (b)	200,000	193,534
4.75%, 7/15/2026 (b)	85,000	85,560
4.75%, 7/15/2045	230,000	205,539
4.75%, 5/15/2052	500,000	431,770
4.80%, 1/15/2030	200,000	202,246
4.90%, 4/15/2031	1,500,000	1,517,100
4.95%, 1/15/2032	150,000	150,933
5.00%, 4/15/2034	350,000	348,089
5.15%, 7/15/2034 (b)	150,000	150,921
5.20%, 4/15/2063	750,000	676,185
5.25%, 2/15/2028	145,000	148,631
5.35%, 2/15/2033 (b)	700,000	717,584
5.38%, 4/15/2054	750,000	710,400
5.50%, 7/15/2044	200,000	196,962
5.63%, 7/15/2054	1,150,000	1,128,621
5.75%, 7/15/2064	855,000	841,568
5.88%, 2/15/2053	500,000	506,080
6.88%, 2/15/2038	25,000	28,712
Universal Health Services, Inc.:
4.63%, 10/15/2029	140,000	136,378
5.05%, 10/15/2034 (b)	140,000	132,633
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	350,212
		32,805,836
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
5.00%, 10/15/2034	105,000	102,279
Security Description	Principal Amount	Value
5.50%, 10/15/2035	$90,000	$90,477
Lennar Corp. 4.75%, 11/29/2027	250,000	250,430
MDC Holdings, Inc. 3.97%, 8/6/2061 (b)	200,000	151,354
Meritage Homes Corp. 5.65%, 3/15/2035 (b)	105,000	103,613
NVR, Inc. 3.00%, 5/15/2030	130,000	119,168
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	106,630
		923,951
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (b)	100,000	94,816
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,981
4.50%, 6/1/2046	25,000	18,713
4.60%, 5/15/2050	50,000	37,366
4.75%, 2/26/2029 (b)	60,000	59,114
5.50%, 3/1/2033 (b)	100,000	98,122
		329,112
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	42,825
4.60%, 3/1/2028	145,000	147,540
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	80,988
2.38%, 12/1/2029	40,000	36,205
3.13%, 12/1/2049	60,000	38,620
4.38%, 5/15/2028 (b)	115,000	114,803
4.65%, 5/15/2033	125,000	121,446
5.00%, 2/14/2034 (b)	350,000	346,892
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	245,055
3.38%, 3/24/2029	750,000	716,542
3.63%, 3/24/2032	250,000	229,908
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	483,610
1.20%, 10/29/2030	300,000	254,298
1.90%, 2/1/2027	500,000	482,005
2.45%, 11/3/2026	150,000	146,226
3.00%, 3/25/2030	100,000	94,122
3.95%, 1/26/2028	500,000	499,720
4.05%, 1/26/2033 (b)	200,000	195,092
4.15%, 10/24/2029	185,000	185,209
4.55%, 10/24/2034	250,000	249,173
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	85,103
1.75%, 8/12/2031 (b)	140,000	118,863
2.00%, 7/28/2026	100,000	97,277
2.90%, 5/5/2027	150,000	146,226

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 8/12/2034	$500,000	$491,800
		5,649,548
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	255,610
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	34,335
5.60%, 11/15/2032	95,000	99,094
Clorox Co.:
3.10%, 10/1/2027	50,000	48,483
3.90%, 5/15/2028	50,000	49,265
4.40%, 5/1/2029	200,000	199,146
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,906
2.00%, 11/2/2031	250,000	215,665
3.10%, 3/26/2030	40,000	37,495
3.20%, 4/25/2029	100,000	95,948
3.90%, 5/4/2047	50,000	40,018
3.95%, 11/1/2028	55,000	54,430
4.50%, 2/16/2033	100,000	99,081
		1,242,476
INSURANCE — 0.7%
Aflac, Inc. 4.75%, 1/15/2049	75,000	65,540
Alleghany Corp. 4.90%, 9/15/2044	50,000	45,989
Allstate Corp.:
1.45%, 12/15/2030	250,000	208,497
3.85%, 8/10/2049	125,000	93,778
4.20%, 12/15/2046	50,000	40,399
5.05%, 6/24/2029	350,000	355,169
5.25%, 3/30/2033	195,000	197,406
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	82,915
American International Group, Inc.:
4.38%, 6/30/2050	315,000	260,845
5.13%, 3/27/2033	500,000	499,905
American National Group, Inc. 5.75%, 10/1/2029	100,000	100,870
Aon Corp. 3.75%, 5/2/2029	100,000	96,612
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	560,789
Aon North America, Inc.:
5.13%, 3/1/2027	1,095,000	1,107,144
5.15%, 3/1/2029	250,000	254,170
5.45%, 3/1/2034	250,000	254,470
5.75%, 3/1/2054	250,000	246,542
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	76,322
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	55,000	55,109
4.85%, 12/15/2029	85,000	85,484
Security Description	Principal Amount	Value
5.00%, 2/15/2032	$85,000	$84,978
5.15%, 2/15/2035	140,000	138,813
5.45%, 7/15/2034	200,000	202,892
5.55%, 2/15/2055	130,000	124,745
5.75%, 3/2/2053	350,000	341,446
Assurant, Inc.:
2.65%, 1/15/2032	600,000	507,030
4.90%, 3/27/2028	50,000	50,264
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	27,653
6.13%, 9/15/2028	40,000	41,908
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	320,380
3.50%, 1/15/2031	150,000	138,889
4.13%, 1/12/2028	100,000	98,594
6.25%, 4/1/2054	65,000	64,944
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,047
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	68,856
1.85%, 3/12/2030	10,000	8,933
2.30%, 3/15/2027	200,000	193,398
2.50%, 1/15/2051	110,000	65,208
2.85%, 10/15/2050	340,000	217,797
2.88%, 3/15/2032	200,000	180,672
3.85%, 3/15/2052	550,000	423,599
4.20%, 8/15/2048	850,000	708,067
4.25%, 1/15/2049	150,000	126,419
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	180,000	168,125
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	146,857
4.70%, 6/22/2047	150,000	116,858
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	128,766
4.20%, 3/17/2032	65,000	60,895
4.50%, 3/15/2029 (b)	50,000	49,541
5.65%, 6/11/2034	75,000	76,219
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	127,585
3.05%, 12/15/2061	500,000	306,425
3.35%, 5/3/2026	250,000	247,320
4.15%, 3/13/2043	25,000	21,037
4.35%, 11/3/2045	125,000	107,099
4.65%, 8/15/2029	100,000	100,825
5.00%, 3/15/2034	195,000	195,300
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	87,024
3.45%, 8/15/2027	100,000	97,501
5.13%, 2/15/2034	55,000	54,582
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	491,235
4.40%, 4/5/2052 (b)	500,000	400,360

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	$1,000,000	$993,960
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	49,762
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	148,663
5.00%, 4/20/2048	100,000	89,514
5.59%, 1/11/2033	100,000	102,694
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	336,175
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	155,000	150,272
6.50%, 6/4/2029	50,000	50,874
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	63,790
4.85%, 4/17/2028	100,000	100,179
6.00%, 12/7/2033	200,000	207,702
6.10%, 3/15/2055 (d)	350,000	344,267
6.35%, 3/22/2054	80,000	81,473
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	86,165
3.20%, 9/17/2051	250,000	153,607
4.50%, 8/15/2028	50,000	49,611
First American Financial Corp. 5.45%, 9/30/2034	200,000	195,458
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	86,643
4.55%, 9/15/2028	25,000	24,959
5.85%, 9/15/2034 (b)	350,000	357,980
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	13,155
Hartford Insurance Group, Inc.:
2.80%, 8/19/2029	70,000	64,716
2.90%, 9/15/2051	325,000	205,088
4.40%, 3/15/2048	100,000	84,417
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	304,591
Kemper Corp. 2.40%, 9/30/2030	100,000	86,829
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	92,202
3.40%, 3/1/2032	250,000	223,557
3.80%, 3/1/2028 (b)	35,000	34,174
4.35%, 3/1/2048	50,000	39,594
6.30%, 10/9/2037	50,000	52,174
Loews Corp.:
3.20%, 5/15/2030	15,000	14,030
3.75%, 4/1/2026	50,000	49,752
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	67,334
3.70%, 3/16/2032	200,000	185,292
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	50,000	49,107
Security Description	Principal Amount	Value
Markel Group, Inc.:
3.45%, 5/7/2052	$135,000	$91,279
3.50%, 11/1/2027	50,000	48,764
4.15%, 9/17/2050	50,000	38,353
5.00%, 5/20/2049	30,000	26,443
6.00%, 5/16/2054	300,000	301,878
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	250,000	249,147
4.55%, 11/8/2027	40,000	40,195
4.85%, 11/15/2031	1,000,000	1,003,070
5.00%, 3/15/2035	400,000	395,752
5.15%, 3/15/2034	145,000	146,377
5.35%, 11/15/2044	250,000	244,355
5.40%, 9/15/2033	250,000	257,065
5.40%, 3/15/2055	140,000	134,894
5.70%, 9/15/2053	400,000	406,036
Mercury General Corp. 4.40%, 3/15/2027 (b)	50,000	49,183
MetLife, Inc.:
4.05%, 3/1/2045	150,000	121,713
4.88%, 11/13/2043	200,000	182,612
5.25%, 1/15/2054	500,000	474,495
5.30%, 12/15/2034 (b)	1,250,000	1,268,550
5.38%, 7/15/2033	400,000	412,068
6.40%, 12/15/2066	100,000	101,465
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	60,417
5.75%, 3/28/2034	100,000	102,238
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	131,500
3.70%, 5/15/2029	50,000	48,311
5.38%, 3/15/2033	140,000	142,373
Progressive Corp.:
2.50%, 3/15/2027	40,000	38,674
3.00%, 3/15/2032	50,000	44,709
4.00%, 3/1/2029	50,000	49,213
4.13%, 4/15/2047	500,000	408,930
4.20%, 3/15/2048	100,000	82,712
4.95%, 6/15/2033 (b)	400,000	401,492
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	73,311
3.94%, 12/7/2049	100,000	76,213
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	165,517
Series MTN, 4.60%, 5/15/2044	75,000	65,994
5.20%, 3/14/2035	110,000	110,054
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	350,346
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	500,000	509,810
Series MTN, 6.63%, 6/21/2040	25,000	27,961

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	$510,000	$530,762
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	138,258
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	32,138
3.90%, 5/15/2029 (b)	50,000	48,426
5.75%, 9/15/2034	300,000	304,890
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,270
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033 (b)	250,000	254,385
Selective Insurance Group, Inc. 5.90%, 4/15/2035	65,000	65,571
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	5,989
3.05%, 6/8/2051	250,000	164,250
3.75%, 5/15/2046	10,000	7,773
4.00%, 5/30/2047	80,000	64,227
4.05%, 3/7/2048	100,000	80,773
4.10%, 3/4/2049	100,000	80,376
5.45%, 5/25/2053	515,000	506,631
Series MTN, 6.25%, 6/15/2037	25,000	27,130
Unum Group:
4.00%, 6/15/2029	70,000	67,979
4.13%, 6/15/2051	100,000	74,818
4.50%, 12/15/2049	15,000	11,971
6.00%, 6/15/2054 (b)	315,000	315,369
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	70,388
4.00%, 5/12/2050	45,000	34,762
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	51,240
4.50%, 9/15/2028	50,000	49,631
4.65%, 6/15/2027	100,000	100,029
5.35%, 5/15/2033	250,000	251,977
5.90%, 3/5/2054	150,000	147,291
		29,470,574
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (b)	400,000	349,164
2.70%, 2/9/2041 (b)	500,000	349,400
3.15%, 2/9/2051	100,000	66,210
3.40%, 12/6/2027	200,000	194,836
4.20%, 12/6/2047 (b)	260,000	212,079
4.88%, 5/26/2030 (b) (d)	200,000	202,744
5.25%, 5/26/2035 (b) (d)	200,000	201,182
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	566,048
2.00%, 8/15/2026	250,000	242,943
2.05%, 8/15/2050	250,000	141,565
Amazon.com, Inc.:
1.00%, 5/12/2026	150,000	145,034
Security Description	Principal Amount	Value
1.50%, 6/3/2030	$235,000	$204,020
1.65%, 5/12/2028	150,000	139,131
2.10%, 5/12/2031	150,000	130,793
2.50%, 6/3/2050	390,000	236,609
2.70%, 6/3/2060	280,000	162,495
2.88%, 5/12/2041	900,000	672,543
3.10%, 5/12/2051	150,000	101,916
3.15%, 8/22/2027	100,000	97,778
3.25%, 5/12/2061	150,000	98,825
3.30%, 4/13/2027	250,000	245,827
3.45%, 4/13/2029 (b)	200,000	195,006
3.60%, 4/13/2032	250,000	235,515
3.88%, 8/22/2037	125,000	112,480
3.95%, 4/13/2052	1,000,000	796,040
4.05%, 8/22/2047	625,000	518,887
4.25%, 8/22/2057	150,000	123,482
4.55%, 12/1/2027	250,000	252,635
4.65%, 12/1/2029 (b)	500,000	509,410
4.70%, 12/1/2032	1,500,000	1,512,495
4.95%, 12/5/2044	125,000	121,334
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	190,038
2.38%, 8/23/2031 (b)	200,000	174,970
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	247,767
4.63%, 4/13/2030	100,000	100,177
eBay, Inc.:
1.40%, 5/10/2026	100,000	96,680
2.60%, 5/10/2031	100,000	88,074
2.70%, 3/11/2030	100,000	91,083
3.65%, 5/10/2051	550,000	396,253
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	497,036
3.25%, 2/15/2030	35,000	32,640
3.80%, 2/15/2028 (b)	50,000	48,779
4.63%, 8/1/2027	590,000	589,581
5.40%, 2/15/2035	555,000	552,913
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	472,750
4.30%, 8/15/2029	145,000	144,906
4.45%, 8/15/2052	750,000	638,475
4.55%, 8/15/2031	1,675,000	1,678,986
4.60%, 5/15/2028 (b)	250,000	252,995
4.75%, 8/15/2034	135,000	134,021
4.95%, 5/15/2033	250,000	252,652
5.40%, 8/15/2054	105,000	102,897
5.55%, 8/15/2064	645,000	634,499
5.60%, 5/15/2053	500,000	503,885
Netflix, Inc.:
4.90%, 8/15/2034	60,000	60,020
5.40%, 8/15/2054	30,000	29,412
5.88%, 11/15/2028	750,000	784,425
Uber Technologies, Inc.:
4.80%, 9/15/2034	500,000	486,820
5.35%, 9/15/2054	300,000	280,809

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031	$80,000	$70,387
5.25%, 6/1/2032 (b)	250,000	252,132
		19,024,488
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (d)	100,000	101,327
6.70%, 7/29/2031	315,000	325,215
ARES Capital Corp.:
2.15%, 7/15/2026	250,000	241,147
2.88%, 6/15/2028	500,000	465,070
5.80%, 3/8/2032	350,000	347,903
5.95%, 7/15/2029	65,000	66,083
Ares Strategic Income Fund 5.70%, 3/15/2028 (d)	600,000	600,132
ARES Strategic Income Fund 6.35%, 8/15/2029 (b) (d)	250,000	253,940
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	100,000	95,914
5.95%, 3/15/2030	100,000	98,333
Barings BDC, Inc. 7.00%, 2/15/2029 (b)	65,000	67,041
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	45,000	45,037
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	191,438
4.95%, 9/26/2027 (d)	45,000	44,554
5.60%, 11/22/2029 (b) (d)	250,000	247,880
6.25%, 1/25/2031	350,000	355,796
7.30%, 11/27/2028	250,000	264,180
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	91,556
5.30%, 6/30/2030	145,000	142,328
5.35%, 4/13/2028	395,000	394,668
Blue Owl Capital Corp.:
3.40%, 7/15/2026	250,000	244,140
5.95%, 3/15/2029 (b)	165,000	165,454
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030 (d)	200,000	196,132
6.60%, 9/15/2029 (d)	250,000	253,905
6.65%, 3/15/2031	145,000	148,059
7.95%, 6/13/2028	200,000	211,804
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	473,665
FS KKR Capital Corp.:
6.13%, 1/15/2030	250,000	248,517
6.88%, 8/15/2029	200,000	205,090
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	160,000	153,944
6.00%, 7/15/2029	200,000	200,886
Security Description	Principal Amount	Value
Golub Capital Private Credit Fund 5.88%, 5/1/2030 (d)	$70,000	$69,299
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (d)	125,000	123,606
HPS Corporate Lending Fund:
5.95%, 4/14/2032 (b) (d)	175,000	172,853
6.25%, 9/30/2029	150,000	151,953
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	82,412
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	94,980
Oaktree Strategic Credit Fund 6.50%, 7/23/2029	40,000	40,869
Sixth Street Lending Partners:
5.75%, 1/15/2030 (b)	100,000	99,027
6.13%, 7/15/2030 (d)	125,000	125,703
6.50%, 3/11/2029 (b)	350,000	357,658
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	200,000	197,898
6.95%, 8/14/2028	70,000	72,638
		8,530,034
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034 (b)	95,000	97,154
6.35%, 6/17/2054 (b)	350,000	348,145
6.55%, 11/29/2027	200,000	208,260
6.80%, 11/29/2032 (b)	175,000	188,351
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,669
2.98%, 12/15/2055	50,000	30,183
3.13%, 4/1/2032	90,000	80,429
4.30%, 5/23/2027	500,000	499,045
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,297
3.25%, 10/15/2050	20,000	13,199
3.45%, 4/15/2030	40,000	37,521
5.25%, 5/15/2035 (b)	90,000	89,100
5.38%, 8/15/2034 (b)	105,000	104,968
5.75%, 5/15/2055 (b)	90,000	87,214
Vale Overseas Ltd.:
6.13%, 6/12/2033 (b)	375,000	384,611
6.40%, 6/28/2054	420,000	417,572
6.88%, 11/10/2039 (b)	300,000	325,050
		2,933,768
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	739,185
Apple, Inc.:
4.00%, 5/10/2028	925,000	924,870
4.30%, 5/10/2033 (b)	700,000	694,862
4.85%, 5/10/2053 (b)	2,000,000	1,913,500

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033	$350,000	$350,455
5.95%, 4/15/2035	350,000	347,553
CGI, Inc. 4.95%, 3/14/2030 (d)	250,000	250,015
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	184,133
3.45%, 12/15/2051 (b)	250,000	168,545
4.85%, 2/1/2035 (b)	250,000	238,530
5.00%, 4/1/2030 (e)	180,000	180,659
5.50%, 4/1/2035 (e)	250,000	250,145
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	103,635
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	90,000	89,735
4.45%, 9/25/2026	90,000	89,818
4.55%, 10/15/2029	200,000	197,854
4.85%, 10/15/2031 (b)	200,000	197,856
5.00%, 10/15/2034	145,000	141,187
5.25%, 7/1/2028	250,000	254,600
5.60%, 10/15/2054 (b)	600,000	570,174
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	491,865
5.30%, 2/5/2054	605,000	565,197
International Business Machines Corp.:
4.65%, 2/10/2028	500,000	503,160
4.80%, 2/10/2030	250,000	251,710
5.20%, 2/10/2035	250,000	250,678
5.70%, 2/10/2055	250,000	247,750
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	90,000	93,430
Leidos, Inc. 5.50%, 3/15/2035	235,000	234,210
NetApp, Inc.:
5.50%, 3/17/2032	140,000	141,112
5.70%, 3/17/2035	200,000	199,734
		10,866,157
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	228,670
Polaris, Inc. 6.95%, 3/15/2029 (b)	350,000	367,245
		595,915
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	47,094
5.85%, 8/1/2034	125,000	125,096
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	49,214
Security Description	Principal Amount	Value
5.05%, 3/30/2028 (b)	$300,000	$301,446
5.25%, 6/30/2029	110,000	111,063
5.38%, 12/15/2031	200,000	199,478
5.75%, 1/30/2027	190,000	193,325
5.75%, 3/30/2032	125,000	125,727
Las Vegas Sands Corp.:
6.00%, 8/15/2029	125,000	127,636
6.20%, 8/15/2034	125,000	125,590
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	445,780
4.80%, 3/15/2030	200,000	199,552
5.00%, 10/15/2027	55,000	55,697
5.10%, 4/15/2032 (b)	160,000	159,205
5.35%, 3/15/2035	400,000	395,336
5.50%, 4/15/2037	250,000	246,920
5.55%, 10/15/2028	155,000	159,498
Sands China Ltd. 5.40%, 8/8/2028	750,000	749,715
		3,817,372
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series DMTN, 4.35%, 5/15/2026	750,000	751,335
4.50%, 1/7/2027	100,000	100,466
4.60%, 11/15/2027	750,000	755,347
4.80%, 1/8/2030 (b)	100,000	101,374
5.00%, 5/14/2027	750,000	761,407
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	92,871
2.60%, 4/9/2030 (b)	95,000	87,425
3.25%, 4/9/2050	125,000	88,064
3.80%, 8/15/2042	125,000	102,918
4.75%, 5/15/2064	25,000	21,676
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,217
		2,872,100
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	144,306
4.55%, 4/10/2028	125,000	124,659
5.10%, 4/20/2029	125,000	126,538
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,747
Deere & Co.:
2.88%, 9/7/2049	35,000	23,198
3.90%, 6/9/2042	225,000	190,114
5.45%, 1/16/2035	250,000	259,027
5.70%, 1/19/2055	500,000	520,065
Flowserve Corp.:
2.80%, 1/15/2032	75,000	64,154
3.50%, 10/1/2030	35,000	32,256

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
IDEX Corp.:
2.63%, 6/15/2031	$100,000	$87,172
3.00%, 5/1/2030	25,000	22,812
4.95%, 9/1/2029	35,000	35,075
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	750,000	762,757
5.45%, 6/15/2034	105,000	106,527
5.70%, 6/15/2054	285,000	282,210
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026	300,000	287,292
1.45%, 1/15/2031 (b)	70,000	59,397
Series MTN, 1.50%, 3/6/2028	100,000	92,584
Series MTN, 2.25%, 9/14/2026	100,000	97,201
Series MTN, 2.80%, 7/18/2029 (b)	50,000	46,894
Series MTN, 3.35%, 4/18/2029 (b)	100,000	96,389
4.40%, 9/8/2031	1,000,000	989,650
4.50%, 1/8/2027	100,000	100,533
4.65%, 1/7/2028	85,000	86,097
Series MTN, 4.70%, 6/10/2030	750,000	757,080
Series MTN, 4.85%, 3/5/2027	250,000	253,192
Series MTN, 4.85%, 6/11/2029	200,000	203,172
Series MTN, 4.90%, 3/7/2031	350,000	355,764
Series MTN, 4.95%, 7/14/2028	55,000	56,113
Series MTN, 5.05%, 6/12/2034	200,000	201,032
Series MTN, 5.10%, 4/11/2034	250,000	252,862
Series I, 5.15%, 9/8/2033	100,000	101,826
Series MTN, 5.15%, 9/8/2026	100,000	101,349
Nordson Corp. 4.50%, 12/15/2029	250,000	245,950
nVent Finance SARL:
2.75%, 11/15/2031	50,000	42,966
4.55%, 4/15/2028	50,000	49,699
Otis Worldwide Corp.:
2.57%, 2/15/2030	250,000	226,440
3.11%, 2/15/2040	250,000	189,873
5.13%, 11/19/2031	100,000	101,131
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	82,279
4.20%, 3/1/2049	250,000	207,890
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	300,570
Security Description	Principal Amount	Value
Xylem, Inc. 1.95%, 1/30/2028	$45,000	$41,999
		8,422,841
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (b)	350,000	283,332
2.80%, 4/1/2031	290,000	250,508
3.50%, 6/1/2041	500,000	346,540
3.50%, 3/1/2042	500,000	341,870
3.70%, 4/1/2051	730,000	460,126
3.85%, 4/1/2061	100,000	60,587
3.90%, 6/1/2052	100,000	64,661
4.20%, 3/15/2028	250,000	245,195
4.40%, 4/1/2033	315,000	284,530
4.40%, 12/1/2061	100,000	66,400
4.80%, 3/1/2050	155,000	116,802
5.05%, 3/30/2029	100,000	99,423
5.25%, 4/1/2053	750,000	604,972
5.38%, 5/1/2047	150,000	123,998
6.10%, 6/1/2029	1,615,000	1,668,327
6.15%, 11/10/2026	500,000	509,800
6.48%, 10/23/2045	185,000	175,212
6.55%, 6/1/2034	180,000	185,143
Comcast Corp.:
1.50%, 2/15/2031	150,000	125,334
1.95%, 1/15/2031	70,000	60,078
2.45%, 8/15/2052 (b)	115,000	62,973
2.65%, 8/15/2062	75,000	39,362
2.80%, 1/15/2051	805,000	485,246
2.89%, 11/1/2051	350,000	213,136
2.94%, 11/1/2056	500,000	293,615
2.99%, 11/1/2063	550,000	311,234
3.15%, 2/15/2028	200,000	193,440
3.20%, 7/15/2036	250,000	206,235
3.30%, 2/1/2027	150,000	147,385
3.30%, 4/1/2027	100,000	98,073
3.40%, 4/1/2030	550,000	520,349
3.40%, 7/15/2046	100,000	71,570
3.75%, 4/1/2040	250,000	205,035
3.90%, 3/1/2038	150,000	128,781
4.00%, 11/1/2049	69,000	52,723
4.15%, 10/15/2028	750,000	741,712
4.20%, 8/15/2034	100,000	93,199
4.25%, 10/15/2030	50,000	49,042
4.25%, 1/15/2033	50,000	47,514
4.55%, 1/15/2029 (b)	500,000	501,855
4.60%, 10/15/2038	305,000	280,264
4.65%, 2/15/2033	500,000	489,200
4.65%, 7/15/2042	75,000	66,681
4.70%, 10/15/2048	500,000	432,220
4.95%, 10/15/2058	105,000	90,872
5.30%, 6/1/2034 (b)	200,000	203,178

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 5/15/2053	$500,000	$466,085
5.50%, 11/15/2032	605,000	627,821
5.50%, 5/15/2064	750,000	702,112
5.65%, 6/1/2054 (b)	1,110,000	1,087,389
Discovery Communications LLC 3.95%, 3/20/2028	30,000	28,815
Fox Corp.:
4.71%, 1/25/2029	40,000	39,857
5.48%, 1/25/2039	275,000	264,872
5.58%, 1/25/2049	25,000	23,414
6.50%, 10/13/2033	240,000	256,649
Grupo Televisa SAB 6.13%, 1/31/2046 (b)	58,000	48,698
Paramount Global:
2.90%, 1/15/2027	66,000	63,840
3.70%, 6/1/2028	50,000	48,187
4.20%, 6/1/2029	200,000	192,534
4.38%, 3/15/2043	25,000	18,525
4.95%, 1/15/2031	250,000	239,992
4.95%, 5/19/2050	700,000	535,724
5.85%, 9/1/2043	200,000	175,146
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	75,975
5.50%, 9/1/2041	425,000	367,340
5.88%, 11/15/2040	50,000	45,764
6.75%, 6/15/2039	50,000	49,923
TWDC Enterprises 18 Corp. Series MTN, 3.00%, 7/30/2046	75,000	51,108
Walt Disney Co.:
2.00%, 9/1/2029	185,000	167,101
2.20%, 1/13/2028	570,000	540,360
2.65%, 1/13/2031	440,000	397,377
3.38%, 11/15/2026 (b)	100,000	98,723
3.50%, 5/13/2040	1,650,000	1,338,909
3.60%, 1/13/2051	575,000	422,843
3.80%, 5/13/2060	90,000	65,683
4.70%, 3/23/2050 (b)	700,000	624,575
5.40%, 10/1/2043	75,000	74,273
6.65%, 11/15/2037	250,000	283,615
		21,520,961
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	51,033
4.50%, 12/15/2028	20,000	19,840
		70,873
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028 (b)	200,000	188,482
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	249,925
Security Description	Principal Amount	Value
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	$125,000	$105,431
4.75%, 2/28/2028	350,000	353,507
5.00%, 2/21/2030	200,000	203,080
5.00%, 9/30/2043	50,000	46,635
5.10%, 9/8/2028	250,000	255,147
5.13%, 2/21/2032	200,000	202,228
5.25%, 9/8/2026	250,000	253,060
5.25%, 9/8/2033	250,000	252,845
5.30%, 2/21/2035	200,000	201,876
5.50%, 9/8/2053 (b)	95,000	93,473
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	1,000,000	977,870
5.45%, 3/15/2043	350,000	328,720
Newmont Corp.:
2.25%, 10/1/2030	65,000	57,493
2.60%, 7/15/2032 (b)	500,000	431,565
2.80%, 10/1/2029	80,000	74,346
4.88%, 3/15/2042	50,000	46,029
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	965,000	974,360
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	152,260
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,031
4.38%, 3/12/2027	55,000	55,139
4.50%, 3/14/2028	55,000	55,311
4.75%, 3/22/2042	150,000	136,251
4.88%, 3/14/2030	115,000	116,152
5.00%, 3/14/2032	1,000,000	1,004,450
5.00%, 3/9/2033 (b)	250,000	250,868
5.13%, 3/9/2053	400,000	369,228
5.25%, 3/14/2035	85,000	85,663
5.75%, 3/14/2055	110,000	110,221
5.88%, 3/14/2065	105,000	106,153
Southern Copper Corp. 5.88%, 4/23/2045	607,000	600,208
		8,359,007
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029 (b)	100,000	91,282
2.88%, 10/15/2027	225,000	216,695
3.05%, 4/15/2030 (b)	500,000	465,875
3.25%, 8/26/2049	310,000	213,478
Series MTN, 3.38%, 3/1/2029	50,000	47,894
Series MTN, 3.63%, 10/15/2047	25,000	18,623
Series MTN, 4.00%, 9/14/2048	30,000	23,804
4.80%, 3/15/2030	250,000	250,828
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	59,012

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eaton Corp.:
3.10%, 9/15/2027	$100,000	$97,238
4.15%, 3/15/2033	500,000	477,315
4.15%, 11/2/2042	25,000	21,425
4.35%, 5/18/2028 (b)	205,000	205,510
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	269,844
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	31,766
4.25%, 9/15/2027	750,000	748,297
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	222,880
Textron, Inc.:
2.45%, 3/15/2031	30,000	26,145
3.90%, 9/17/2029	50,000	47,956
5.50%, 5/15/2035	200,000	200,344
6.10%, 11/15/2033	200,000	210,468
		3,946,679
MULTI-NATIONAL — 0.0% (a)
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	205,830
4.25%, 3/13/2034	150,000	149,257
Corp. Andina de Fomento 2.25%, 2/8/2027 (b)	150,000	144,492
International Finance Corp. Series GMTN, 4.38%, 1/15/2027	50,000	50,315
		549,894
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	207,703
3.57%, 12/1/2031	500,000	452,460
5.55%, 8/22/2034	140,000	138,841
		799,004
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	431,600
2.72%, 1/12/2032	500,000	438,705
2.94%, 6/4/2051	105,000	66,114
3.00%, 2/24/2050	250,000	161,323
3.02%, 1/16/2027	200,000	195,434
3.06%, 6/17/2041	500,000	367,095
3.38%, 2/8/2061	150,000	96,720
3.59%, 4/14/2027	250,000	246,400
3.63%, 4/6/2030	200,000	190,774
3.94%, 9/21/2028	100,000	98,311
4.81%, 2/13/2033	535,000	526,253
4.87%, 11/25/2029	500,000	507,325
4.89%, 9/11/2033	500,000	492,710
5.02%, 11/17/2027	750,000	762,135
Security Description	Principal Amount	Value
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	$350,000	$344,389
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	86,177
5.00%, 12/15/2029 (d)	200,000	199,832
5.40%, 12/15/2034 (b) (d)	125,000	123,546
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	29,552
Chevron Corp.:
2.00%, 5/11/2027	350,000	334,768
2.24%, 5/11/2030	100,000	89,827
2.95%, 5/16/2026	550,000	542,305
3.08%, 5/11/2050	100,000	67,803
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	37,228
2.34%, 8/12/2050	65,000	37,512
4.48%, 2/26/2028	250,000	251,775
4.69%, 4/15/2030	250,000	252,112
4.98%, 4/15/2035 (b)	250,000	250,672
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	98,554
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	249,897
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	369,095
4.03%, 3/15/2062	215,000	156,370
4.70%, 1/15/2030	250,000	251,470
5.00%, 1/15/2035	250,000	247,480
5.05%, 9/15/2033 (b)	500,000	501,480
5.30%, 5/15/2053	750,000	701,250
5.50%, 1/15/2055 (b)	145,000	140,221
5.65%, 1/15/2065	145,000	139,783
6.50%, 2/1/2039	75,000	83,096
6.95%, 4/15/2029	50,000	54,479
Coterra Energy, Inc.:
3.90%, 5/15/2027	250,000	246,053
5.40%, 2/15/2035	40,000	39,389
5.90%, 2/15/2055	385,000	365,665
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	21,212
5.20%, 9/15/2034	300,000	289,275
5.75%, 9/15/2054 (b)	300,000	274,578
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	44,132
3.50%, 12/1/2029	100,000	94,625
4.40%, 3/24/2051	35,000	27,337
5.20%, 4/18/2027	500,000	506,185
5.55%, 4/1/2035	145,000	145,544
5.75%, 4/18/2054	350,000	329,514
6.25%, 3/15/2033	550,000	581,036
6.25%, 3/15/2053	250,000	250,512
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,769
4.38%, 4/15/2030	30,000	29,690

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 4/15/2050	$35,000	$31,541
5.65%, 12/1/2054	335,000	331,050
EQT Corp. 5.70%, 4/1/2028	500,000	513,925
Equinor ASA:
3.13%, 4/6/2030	1,000,000	937,560
3.25%, 11/18/2049	305,000	212,719
3.63%, 9/10/2028	50,000	48,943
3.63%, 4/6/2040	100,000	83,262
3.70%, 4/6/2050	250,000	189,060
3.95%, 5/15/2043	50,000	41,842
4.80%, 11/8/2043	30,000	27,784
Expand Energy Corp.:
5.38%, 3/15/2030	500,000	496,870
5.70%, 1/15/2035	85,000	85,360
Exxon Mobil Corp.:
2.44%, 8/16/2029 (b)	50,000	46,604
2.61%, 10/15/2030	300,000	272,355
3.00%, 8/16/2039	50,000	38,842
3.10%, 8/16/2049	50,000	33,930
3.29%, 3/19/2027	350,000	345,450
3.45%, 4/15/2051	545,000	389,953
3.48%, 3/19/2030 (b)	250,000	239,893
4.11%, 3/1/2046	625,000	514,537
4.23%, 3/19/2040	1,105,000	987,395
4.33%, 3/19/2050	250,000	209,365
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (b) (d)	500,000	472,955
Hess Corp.:
5.60%, 2/15/2041	75,000	75,218
5.80%, 4/1/2047	750,000	758,655
HF Sinclair Corp.:
5.75%, 1/15/2031	160,000	162,006
6.25%, 1/15/2035	250,000	251,152
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	29,314
4.50%, 4/1/2048	25,000	19,724
5.13%, 12/15/2026 (b)	150,000	151,158
5.15%, 3/1/2030	500,000	503,015
6.50%, 3/1/2041	750,000	776,842
Occidental Petroleum Corp.:
5.00%, 8/1/2027	490,000	491,872
5.20%, 8/1/2029	160,000	159,870
5.55%, 10/1/2034 (b)	145,000	141,848
6.05%, 10/1/2054	125,000	117,296
6.45%, 9/15/2036	500,000	514,425
6.63%, 9/1/2030	750,000	788,482
Ovintiv, Inc. 5.65%, 5/15/2028 (b)	675,000	691,396
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	250,000	243,160
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	130,235
3.15%, 12/15/2029	100,000	93,366
3.30%, 3/15/2052	500,000	319,235
Security Description	Principal Amount	Value
3.55%, 10/1/2026	$10,000	$9,863
3.75%, 3/1/2028	25,000	24,452
3.90%, 3/15/2028	50,000	49,111
4.88%, 11/15/2044	95,000	82,362
4.90%, 10/1/2046	10,000	8,595
4.95%, 3/15/2035 (b)	200,000	192,598
5.50%, 3/15/2055	200,000	182,022
5.65%, 6/15/2054	500,000	464,340
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70,000	61,026
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	91,536
2.75%, 4/6/2030	1,600,000	1,472,224
3.25%, 4/6/2050	500,000	344,805
4.00%, 5/10/2046	100,000	79,864
4.13%, 5/11/2035	75,000	70,216
4.38%, 5/11/2045	750,000	638,340
4.55%, 8/12/2043	250,000	221,888
Shell International Finance BV:
2.50%, 9/12/2026	150,000	146,546
2.88%, 11/26/2041	350,000	251,923
3.13%, 11/7/2049	100,000	66,993
5.50%, 3/25/2040	25,000	25,402
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	200,788
4.00%, 11/15/2047	70,000	52,472
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	364,055
3.13%, 5/29/2050	200,000	132,916
3.46%, 2/19/2029 (b)	500,000	484,660
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,681
4.72%, 9/10/2034 (b)	125,000	122,641
5.15%, 4/5/2034 (b)	125,000	126,444
5.28%, 9/10/2054	250,000	235,633
5.43%, 9/10/2064	250,000	235,055
5.49%, 4/5/2054	200,000	193,388
5.64%, 4/5/2064	200,000	195,318
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	236,080
3.65%, 12/1/2051	750,000	506,250
6.63%, 6/15/2037	250,000	267,795
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	485,105
5.70%, 9/12/2054	350,000	326,053
		35,131,992
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026	600,000	577,872
3.34%, 12/15/2027	50,000	48,858
4.08%, 12/15/2047	150,000	118,315

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Halliburton Co.:
2.92%, 3/1/2030	$500,000	$458,545
4.85%, 11/15/2035	150,000	143,809
5.00%, 11/15/2045	385,000	346,342
7.45%, 9/15/2039	25,000	29,420
NOV, Inc. 3.60%, 12/1/2029 (b)	100,000	94,483
		1,817,644
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	160,000	164,016
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (b)	130,000	114,362
4.80%, 3/17/2028 (d)	60,000	60,344
5.10%, 3/17/2030 (d)	110,000	110,993
5.50%, 3/17/2035 (d)	140,000	140,511
Berry Global, Inc.:
5.65%, 1/15/2034	40,000	40,514
5.80%, 6/15/2031	250,000	260,740
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	23,155
3.40%, 12/15/2027	35,000	34,001
4.05%, 12/15/2049	10,000	7,681
Smurfit Kappa Treasury ULC 5.20%, 1/15/2030 (d)	400,000	405,540
Sonoco Products Co.:
4.45%, 9/1/2026	350,000	349,006
4.60%, 9/1/2029	125,000	123,214
5.00%, 9/1/2034 (b)	145,000	138,958
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	429,150
3.38%, 9/15/2027	100,000	97,028
4.20%, 6/1/2032	50,000	47,470
		2,546,683
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	592,301
3.20%, 5/14/2026	200,000	197,480
3.20%, 11/21/2029	1,245,000	1,176,139
4.05%, 11/21/2039	1,450,000	1,272,114
4.25%, 11/14/2028 (b)	35,000	34,903
4.25%, 11/21/2049	340,000	281,870
4.30%, 5/14/2036	50,000	46,731
4.40%, 11/6/2042	50,000	44,155
4.45%, 5/14/2046	150,000	130,125
4.50%, 5/14/2035	50,000	47,951
4.55%, 3/15/2035	350,000	337,834
4.65%, 3/15/2028 (b)	120,000	120,966
4.75%, 3/15/2045	75,000	68,270
4.80%, 3/15/2027	160,000	161,635
4.80%, 3/15/2029	150,000	151,881
4.88%, 3/15/2030	100,000	101,423
4.88%, 11/14/2048	25,000	22,854
Security Description	Principal Amount	Value
4.95%, 3/15/2031	$80,000	$81,262
5.05%, 3/15/2034	250,000	251,805
5.20%, 3/15/2035	110,000	111,786
5.35%, 3/15/2044	790,000	782,132
5.40%, 3/15/2054	2,155,000	2,117,029
5.50%, 3/15/2064	110,000	108,221
5.60%, 3/15/2055	65,000	65,597
Astrazeneca Finance LLC:
1.20%, 5/28/2026	785,000	758,428
1.75%, 5/28/2028	55,000	50,872
2.25%, 5/28/2031 (b)	20,000	17,501
4.85%, 2/26/2029	165,000	167,341
4.88%, 3/3/2028	250,000	254,007
5.00%, 2/26/2034	1,085,000	1,094,309
AstraZeneca PLC:
3.00%, 5/28/2051 (b)	780,000	519,503
4.00%, 1/17/2029	35,000	34,575
4.00%, 9/18/2042	25,000	21,132
4.38%, 8/17/2048	40,000	34,346
6.45%, 9/15/2037	25,000	27,948
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	55,450
3.70%, 6/6/2027	163,000	160,133
4.67%, 6/6/2047	210,000	181,203
4.69%, 2/13/2028	265,000	265,980
4.69%, 12/15/2044	20,000	17,478
4.87%, 2/8/2029	250,000	251,672
5.08%, 6/7/2029	140,000	142,038
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	50,000	46,247
1.45%, 11/13/2030 (b)	30,000	25,517
2.35%, 11/13/2040	520,000	354,333
2.55%, 11/13/2050	30,000	17,660
2.95%, 3/15/2032	95,000	84,742
3.25%, 8/1/2042	50,000	37,477
3.40%, 7/26/2029	155,000	148,671
3.55%, 3/15/2042	550,000	432,371
3.70%, 3/15/2052	500,000	368,305
3.90%, 2/20/2028 (b)	100,000	99,074
4.13%, 6/15/2039	535,000	472,790
4.25%, 10/26/2049	1,150,000	938,722
4.35%, 11/15/2047	225,000	188,170
4.55%, 2/20/2048	100,000	86,294
4.90%, 2/22/2027	385,000	389,832
4.90%, 2/22/2029	115,000	116,908
5.10%, 2/22/2031	500,000	512,105
5.20%, 2/22/2034	95,000	96,648
5.50%, 2/22/2044	35,000	34,837
5.55%, 2/22/2054	120,000	118,248
5.65%, 2/22/2064	645,000	632,087
5.90%, 11/15/2033	135,000	144,285
6.25%, 11/15/2053	125,000	134,593
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	293,448
4.70%, 11/15/2026	500,000	501,895

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 9/15/2045	$25,000	$22,255
5.13%, 2/15/2029	250,000	253,817
5.35%, 11/15/2034	350,000	351,074
Cencora, Inc.:
2.70%, 3/15/2031	200,000	177,982
2.80%, 5/15/2030 (b)	100,000	91,488
3.45%, 12/15/2027	50,000	48,669
4.63%, 12/15/2027	540,000	541,701
4.85%, 12/15/2029	65,000	65,324
5.13%, 2/15/2034	145,000	144,704
5.15%, 2/15/2035	405,000	404,915
Cigna Group:
3.20%, 3/15/2040	585,000	443,202
6.13%, 11/15/2041	25,000	25,793
CVS Health Corp.:
1.30%, 8/21/2027	300,000	277,092
1.88%, 2/28/2031	250,000	209,080
2.88%, 6/1/2026	210,000	205,777
3.75%, 4/1/2030	250,000	235,792
4.13%, 4/1/2040	350,000	284,459
4.30%, 3/25/2028	179,000	176,777
4.88%, 7/20/2035	45,000	42,235
5.00%, 1/30/2029	820,000	823,985
5.05%, 3/25/2048	1,800,000	1,535,868
5.13%, 2/21/2030	100,000	100,618
5.13%, 7/20/2045	185,000	161,339
5.25%, 2/21/2033	100,000	98,697
5.30%, 6/1/2033	80,000	79,143
5.40%, 6/1/2029	750,000	764,190
5.55%, 6/1/2031	1,000,000	1,020,990
5.70%, 6/1/2034 (b)	250,000	253,710
5.88%, 6/1/2053	860,000	811,745
6.00%, 6/1/2044	250,000	243,595
6.05%, 6/1/2054	250,000	242,620
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	57,392
2.50%, 9/15/2060 (b)	250,000	137,605
4.15%, 8/14/2027	140,000	140,066
4.20%, 8/14/2029	90,000	89,443
4.50%, 2/9/2029	165,000	166,277
4.55%, 2/12/2028	170,000	171,598
4.60%, 8/14/2034	145,000	142,457
4.70%, 2/27/2033	725,000	725,391
4.70%, 2/9/2034	250,000	247,130
4.75%, 2/12/2030	145,000	147,171
4.88%, 2/27/2053	140,000	128,698
5.00%, 2/9/2054	1,090,000	1,023,793
5.05%, 8/14/2054	100,000	94,442
5.10%, 2/12/2035	250,000	254,642
5.10%, 2/9/2064	300,000	279,285
5.20%, 8/14/2064	90,000	85,199
5.50%, 2/12/2055	105,000	106,045
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	803,312
Security Description	Principal Amount	Value
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	$100,000	$98,707
4.20%, 3/18/2043	25,000	21,534
4.88%, 4/15/2035	350,000	346,699
6.38%, 5/15/2038	50,000	55,144
Johnson & Johnson:
0.95%, 9/1/2027	815,000	757,657
1.30%, 9/1/2030	1,070,000	917,397
2.10%, 9/1/2040	565,000	388,822
2.25%, 9/1/2050 (b)	100,000	58,603
2.45%, 9/1/2060 (b)	65,000	36,156
2.90%, 1/15/2028	250,000	242,200
3.40%, 1/15/2038	100,000	85,469
3.55%, 3/1/2036	150,000	134,250
3.63%, 3/3/2037	200,000	177,834
3.75%, 3/3/2047	100,000	80,385
4.50%, 3/1/2027	135,000	136,126
4.50%, 12/5/2043	50,000	46,438
4.55%, 3/1/2028	135,000	136,472
4.70%, 3/1/2030 (b)	125,000	127,116
4.80%, 6/1/2029	165,000	168,358
4.85%, 3/1/2032	200,000	202,958
4.95%, 6/1/2034 (b)	105,000	107,554
5.00%, 3/1/2035	200,000	203,556
5.25%, 6/1/2054 (b)	460,000	461,868
McKesson Corp. 4.25%, 9/15/2029	100,000	98,996
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,004
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	47,287
1.70%, 6/10/2027 (b)	850,000	806,879
1.90%, 12/10/2028	100,000	91,914
2.15%, 12/10/2031	195,000	167,893
2.35%, 6/24/2040	570,000	398,367
2.75%, 12/10/2051	150,000	93,083
3.40%, 3/7/2029	100,000	96,584
3.60%, 9/15/2042	25,000	19,788
3.70%, 2/10/2045	50,000	39,453
3.90%, 3/7/2039	100,000	86,748
4.00%, 3/7/2049	65,000	52,007
4.05%, 5/17/2028	100,000	99,699
4.30%, 5/17/2030 (b)	200,000	198,938
4.50%, 5/17/2033 (b)	120,000	117,876
5.00%, 5/17/2053 (b)	750,000	692,677
Novartis Capital Corp.:
2.00%, 2/14/2027	100,000	96,313
2.20%, 8/14/2030	100,000	89,363
2.75%, 8/14/2050	815,000	527,916
3.10%, 5/17/2027	30,000	29,379
3.80%, 9/18/2029	595,000	582,172
4.00%, 9/18/2031	125,000	121,296
4.00%, 11/20/2045	50,000	41,728
4.20%, 9/18/2034	125,000	119,193
4.70%, 9/18/2054 (b)	95,000	85,531

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	$945,000	$946,436
4.45%, 5/19/2028	1,000,000	1,001,860
4.65%, 5/19/2030	250,000	251,085
4.75%, 5/19/2033	750,000	741,772
5.11%, 5/19/2043	1,000,000	953,000
5.30%, 5/19/2053	660,000	626,465
5.34%, 5/19/2063	1,250,000	1,160,912
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	130,899
1.75%, 8/18/2031 (b)	65,000	55,078
2.55%, 5/28/2040	900,000	639,180
2.70%, 5/28/2050	250,000	154,093
3.00%, 12/15/2026	150,000	146,967
3.45%, 3/15/2029 (b)	100,000	96,766
3.60%, 9/15/2028 (b)	100,000	98,121
3.90%, 3/15/2039	25,000	21,559
4.00%, 12/15/2036 (b)	150,000	136,488
4.00%, 3/15/2049	100,000	79,121
4.10%, 9/15/2038	200,000	177,838
4.20%, 9/15/2048	35,000	28,692
7.20%, 3/15/2039	75,000	88,485
Sanofi SA 3.63%, 6/19/2028	100,000	98,177
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	530,000	520,200
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	220,733
3.03%, 7/9/2040	200,000	149,294
3.18%, 7/9/2050	500,000	327,850
5.00%, 11/26/2028	100,000	101,301
5.30%, 7/5/2034	250,000	252,650
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	199,208
Viatris, Inc.:
2.70%, 6/22/2030	150,000	130,520
3.85%, 6/22/2040	500,000	363,250
4.00%, 6/22/2050	900,000	587,583
Wyeth LLC 6.00%, 2/15/2036	25,000	26,826
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	48,329
3.00%, 5/15/2050	105,000	69,158
3.90%, 8/20/2028	50,000	49,084
4.45%, 8/20/2048	25,000	21,298
4.70%, 2/1/2043	25,000	22,672
5.60%, 11/16/2032	500,000	520,780
		54,632,338
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	40,995
4.80%, 5/3/2029 (b)	40,000	40,010
Security Description	Principal Amount	Value
5.63%, 8/1/2034	$250,000	$251,447
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	601,057
3.70%, 11/15/2029	90,000	85,888
Cheniere Energy Partners LP:
5.75%, 8/15/2034	750,000	761,137
5.95%, 6/30/2033	250,000	256,847
Cheniere Energy, Inc. 5.65%, 4/15/2034	115,000	116,242
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	261,789
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	163,458
3.40%, 8/1/2051	145,000	97,610
3.70%, 7/15/2027	50,000	49,087
4.00%, 11/15/2049	100,000	76,706
4.25%, 12/1/2026	50,000	49,737
5.25%, 4/5/2027	350,000	354,501
5.63%, 4/5/2034 (b)	155,000	157,451
5.70%, 3/8/2033	610,000	625,945
6.00%, 11/15/2028	150,000	156,143
6.70%, 11/15/2053	500,000	541,315
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	500,000	508,935
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,257
4.15%, 9/15/2029	100,000	97,285
4.20%, 4/15/2027	50,000	49,573
4.40%, 3/15/2027	50,000	49,832
4.95%, 5/15/2028	30,000	30,208
5.00%, 5/15/2050	250,000	210,342
5.15%, 2/1/2043	25,000	22,195
5.15%, 3/15/2045	225,000	196,848
5.20%, 4/1/2030 (b)	80,000	80,898
5.25%, 4/15/2029	275,000	278,366
5.30%, 4/1/2044	25,000	22,425
5.35%, 5/15/2045	25,000	22,459
5.40%, 10/1/2047	150,000	134,307
5.55%, 2/15/2028	550,000	562,991
5.55%, 5/15/2034	175,000	174,865
5.60%, 9/1/2034	250,000	250,425
5.70%, 4/1/2035	125,000	125,894
5.75%, 2/15/2033	500,000	511,590
5.95%, 5/15/2054	750,000	716,992
6.05%, 12/1/2026	500,000	510,865
6.10%, 12/1/2028	250,000	261,015
6.20%, 4/1/2055	85,000	84,326
6.25%, 4/15/2049	1,275,000	1,264,558
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	94,709
3.20%, 2/15/2052	200,000	131,472
3.30%, 2/15/2053 (b)	250,000	166,658
3.70%, 1/31/2051	1,250,000	908,175
3.95%, 2/15/2027	200,000	198,826

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 10/16/2028	$25,000	$24,744
4.20%, 1/31/2050	65,000	51,633
4.60%, 1/11/2027	1,000,000	1,005,270
4.80%, 2/1/2049	25,000	21,882
4.85%, 3/15/2044	50,000	45,239
4.90%, 5/15/2046	50,000	45,082
4.95%, 2/15/2035	640,000	631,315
5.10%, 2/15/2045	200,000	185,770
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	147,521
5.35%, 1/31/2033	500,000	512,720
5.55%, 2/16/2055	125,000	121,446
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,073
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	93,971
3.25%, 8/1/2050	650,000	416,539
3.60%, 2/15/2051	600,000	410,838
5.00%, 2/1/2029	1,200,000	1,209,708
5.05%, 2/15/2046	50,000	43,810
5.10%, 8/1/2029	115,000	116,229
5.20%, 6/1/2033	675,000	669,235
5.30%, 12/1/2034	200,000	197,144
5.40%, 2/1/2034	500,000	499,155
5.55%, 6/1/2045	150,000	140,369
5.95%, 8/1/2054 (b)	180,000	176,058
MPLX LP:
2.65%, 8/15/2030	500,000	445,410
4.00%, 3/15/2028	35,000	34,361
4.50%, 4/15/2038	180,000	158,004
4.70%, 4/15/2048	100,000	81,804
4.80%, 2/15/2029 (b)	105,000	105,151
4.90%, 4/15/2058	25,000	20,451
4.95%, 3/14/2052	1,000,000	840,720
5.00%, 3/1/2033	145,000	141,414
5.20%, 3/1/2047	100,000	88,032
5.20%, 12/1/2047	100,000	87,866
5.50%, 6/1/2034	1,360,000	1,355,349
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	483,462
3.40%, 9/1/2029	100,000	94,294
4.00%, 7/13/2027	30,000	29,633
4.20%, 10/3/2047	50,000	38,180
4.25%, 9/24/2027	1,200,000	1,189,788
4.40%, 10/15/2029	100,000	98,236
4.45%, 9/1/2049	40,000	31,237
4.50%, 3/15/2050	25,000	19,661
4.55%, 7/15/2028	50,000	49,812
4.75%, 10/15/2031	100,000	98,046
4.85%, 2/1/2049	275,000	228,522
4.95%, 7/13/2047	150,000	127,946
5.05%, 11/1/2034	700,000	676,375
5.20%, 7/15/2048	25,000	22,017
Security Description	Principal Amount	Value
5.55%, 11/1/2026	$145,000	$146,937
5.65%, 9/1/2034	100,000	100,890
5.70%, 11/1/2054	200,000	187,144
5.85%, 11/1/2064	200,000	187,362
6.05%, 9/1/2033	145,000	150,783
6.63%, 9/1/2053	500,000	523,090
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,000,000	942,140
4.50%, 12/15/2026	50,000	49,960
4.70%, 6/15/2044	25,000	20,895
5.70%, 9/15/2034	250,000	252,487
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	98,881
4.50%, 5/15/2030	250,000	245,262
5.00%, 3/15/2027	500,000	502,395
5.88%, 6/30/2026	250,000	252,160
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034 (d)	750,000	734,407
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	85,967
5.50%, 2/15/2035	155,000	154,050
5.55%, 8/15/2035	250,000	249,430
6.13%, 5/15/2055	210,000	208,805
6.15%, 3/1/2029	200,000	209,144
6.50%, 2/15/2053	500,000	519,285
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	461,425
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	673,610
4.63%, 3/1/2034	250,000	235,955
5.10%, 3/15/2049	500,000	462,450
7.63%, 1/15/2039	25,000	29,049
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030	750,000	694,387
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	49,895
Western Midstream Operating LP 6.15%, 4/1/2033 (b)	605,000	623,374
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	658,875
3.50%, 11/15/2030	100,000	93,448
3.75%, 6/15/2027	200,000	196,588
5.10%, 9/15/2045	125,000	112,825
5.60%, 3/15/2035 (b)	160,000	162,942
5.65%, 3/15/2033	500,000	512,285
5.75%, 6/24/2044	25,000	24,536
6.00%, 3/15/2055	590,000	594,519
		37,145,815

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 5.50%, 4/1/2029	$115,000	$117,919
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	59,841
4.80%, 10/1/2032	250,000	243,427
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,000,000	786,310
2.00%, 5/18/2032	125,000	101,831
3.00%, 5/18/2051	250,000	154,045
3.38%, 8/15/2031	60,000	54,645
4.00%, 2/1/2050	100,000	74,491
4.70%, 7/1/2030	35,000	34,558
5.15%, 4/15/2053	500,000	443,140
5.25%, 5/15/2036	115,000	112,207
American Homes 4 Rent LP:
5.25%, 3/15/2035	120,000	117,721
5.50%, 2/1/2034 (b)	300,000	300,015
American Tower Corp.:
1.45%, 9/15/2026	200,000	191,280
2.30%, 9/15/2031	145,000	123,727
2.75%, 1/15/2027	200,000	193,726
3.10%, 6/15/2050	100,000	65,305
3.13%, 1/15/2027	100,000	97,416
3.38%, 10/15/2026	75,000	73,681
3.65%, 3/15/2027	160,000	157,350
4.90%, 3/15/2030	250,000	251,240
5.20%, 2/15/2029	500,000	507,935
5.35%, 3/15/2035	250,000	250,582
5.45%, 2/15/2034	100,000	101,490
5.50%, 3/15/2028	750,000	767,362
5.80%, 11/15/2028	250,000	259,162
5.90%, 11/15/2033	250,000	261,505
Americold Realty Operating Partnership LP 5.60%, 5/15/2032 (e)	65,000	65,297
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	118,530
Series MTN, 2.45%, 1/15/2031	70,000	61,874
Series GMTN, 2.95%, 5/11/2026	50,000	49,161
Series MTN, 3.20%, 1/15/2028	40,000	38,684
Series MTN, 3.30%, 6/1/2029	65,000	61,808
Series MTN, 3.90%, 10/15/2046	50,000	39,376
5.00%, 2/15/2033	500,000	497,110
5.30%, 12/7/2033	250,000	253,482
Boston Properties LP:
2.45%, 10/1/2033	50,000	39,096
2.55%, 4/1/2032	200,000	164,668
2.75%, 10/1/2026	150,000	145,393
Security Description	Principal Amount	Value
2.90%, 3/15/2030	$35,000	$31,526
3.40%, 6/21/2029	100,000	93,394
5.75%, 1/15/2035 (b)	200,000	197,838
6.50%, 1/15/2034 (b)	500,000	526,290
6.75%, 12/1/2027	100,000	104,522
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	46,420
2.50%, 8/16/2031	50,000	42,942
4.05%, 7/1/2030 (b)	25,000	23,918
4.13%, 6/15/2026	50,000	49,633
4.13%, 5/15/2029	100,000	97,039
5.20%, 4/1/2032	85,000	84,845
5.50%, 2/15/2034	175,000	175,532
Camden Property Trust:
3.15%, 7/1/2029	65,000	61,253
4.10%, 10/15/2028	20,000	19,642
5.85%, 11/3/2026	250,000	255,095
CBRE Services, Inc. 5.95%, 8/15/2034	155,000	161,986
COPT Defense Properties LP 2.75%, 4/15/2031 (b)	40,000	34,651
Cousins Properties LP 5.38%, 2/15/2032	65,000	64,591
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	420,280
2.50%, 7/15/2031	500,000	427,070
2.90%, 4/1/2041	500,000	350,135
3.65%, 9/1/2027	150,000	146,148
3.70%, 6/15/2026	15,000	14,820
4.00%, 3/1/2027	20,000	19,741
4.75%, 5/15/2047	100,000	85,101
4.90%, 9/1/2029	85,000	84,589
5.00%, 1/11/2028	785,000	788,140
5.20%, 9/1/2034	200,000	195,462
5.80%, 3/1/2034	110,000	112,044
CubeSmart LP:
3.00%, 2/15/2030	100,000	91,627
4.38%, 2/15/2029	30,000	29,412
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	147,238
5.55%, 1/15/2028	140,000	143,202
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	21,634
3.95%, 1/15/2028	100,000	97,980
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,195,000	1,217,263
Equinix, Inc.:
1.45%, 5/15/2026	70,000	67,624
1.55%, 3/15/2028	75,000	68,818
2.00%, 5/15/2028 (b)	70,000	64,810
2.50%, 5/15/2031	100,000	87,246
2.95%, 9/15/2051	150,000	92,694
3.20%, 11/18/2029	45,000	42,071
3.40%, 2/15/2052	50,000	33,895

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 4/15/2032	$100,000	$93,221
ERP Operating LP:
1.85%, 8/1/2031	200,000	168,682
3.00%, 7/1/2029	25,000	23,389
3.50%, 3/1/2028	100,000	97,308
4.00%, 8/1/2047	50,000	39,285
4.15%, 12/1/2028	100,000	98,708
4.65%, 9/15/2034	110,000	105,382
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	151,892
2.55%, 6/15/2031	30,000	26,224
3.00%, 1/15/2030	25,000	23,016
3.63%, 5/1/2027	50,000	49,016
4.00%, 3/1/2029	65,000	63,222
4.50%, 3/15/2048	50,000	42,150
5.38%, 4/1/2035 (b)	105,000	104,982
5.50%, 4/1/2034	200,000	201,746
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	58,524
2.40%, 10/15/2031	70,000	59,451
3.50%, 7/1/2026	350,000	345,488
3.90%, 4/1/2029	520,000	502,148
4.00%, 6/15/2029	100,000	96,630
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	70,473
3.25%, 7/15/2027	50,000	48,482
5.38%, 5/1/2028	250,000	254,625
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	86,612
4.00%, 1/15/2030	65,000	61,445
4.00%, 1/15/2031	50,000	46,648
5.38%, 4/15/2026	40,000	40,111
5.63%, 9/15/2034	200,000	197,178
5.75%, 6/1/2028	20,000	20,344
6.75%, 12/1/2033	490,000	520,752
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	55,000	46,225
3.50%, 8/1/2026	25,000	24,572
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	94,240
2.13%, 12/1/2028	125,000	114,066
2.88%, 1/15/2031	125,000	111,787
5.25%, 12/15/2032	300,000	300,588
5.38%, 2/15/2035	360,000	358,614
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	22,316
3.88%, 3/1/2027	50,000	49,013
7.65%, 2/1/2034 (b)	200,000	223,120
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	139,332
5.50%, 4/15/2035	250,000	244,510
5.70%, 7/1/2034	1,000,000	997,210
Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030	$500,000	$511,805
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	44,482
4.75%, 12/15/2028	25,000	24,597
6.25%, 1/15/2036	60,000	59,483
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	152,899
2.80%, 10/1/2026	50,000	48,748
3.70%, 10/1/2049	100,000	72,735
3.80%, 4/1/2027	25,000	24,634
4.60%, 2/1/2033	250,000	241,475
4.85%, 3/1/2035	45,000	43,286
Kite Realty Group LP 5.50%, 3/1/2034 (b)	75,000	74,999
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	49,123
3.95%, 3/15/2029	100,000	97,450
5.30%, 2/15/2032	300,000	304,764
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	150,812
3.10%, 4/15/2050	100,000	62,597
3.50%, 4/15/2051	45,000	30,234
3.60%, 12/15/2026	50,000	49,238
4.30%, 10/15/2028	35,000	34,507
5.50%, 6/15/2034	100,000	100,550
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (b)	200,000	169,460
3.63%, 10/1/2029	50,000	46,756
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	189,720
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	87,757
6.88%, 7/15/2029 (b)	105,000	108,958
Prologis LP:
1.25%, 10/15/2030	30,000	25,098
1.63%, 3/15/2031	250,000	208,975
1.75%, 2/1/2031	70,000	59,363
2.13%, 4/15/2027	50,000	47,819
2.25%, 4/15/2030	65,000	58,059
2.25%, 1/15/2032	100,000	84,951
3.00%, 4/15/2050	50,000	32,349
3.05%, 3/1/2050	10,000	6,547
4.00%, 9/15/2028	100,000	98,578
4.38%, 2/1/2029	65,000	64,722
4.75%, 6/15/2033	200,000	196,126
4.88%, 6/15/2028	500,000	505,245
5.00%, 3/15/2034	1,000,000	993,300
5.25%, 6/15/2053	350,000	331,299
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	47,820
1.85%, 5/1/2028	250,000	231,800

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 11/9/2031	$65,000	$55,628
5.10%, 8/1/2033 (b)	400,000	402,576
Realty Income Corp.:
1.80%, 3/15/2033	300,000	234,804
2.10%, 3/15/2028	50,000	46,615
2.70%, 2/15/2032	60,000	51,832
2.85%, 12/15/2032	250,000	215,160
3.10%, 12/15/2029	150,000	139,773
3.40%, 1/15/2030	600,000	565,374
3.65%, 1/15/2028	100,000	97,780
3.95%, 8/15/2027	40,000	39,524
4.13%, 10/15/2026 (b)	50,000	49,782
4.70%, 12/15/2028	140,000	140,482
4.75%, 2/15/2029	250,000	250,552
4.88%, 6/1/2026	10,000	10,035
5.38%, 9/1/2054	290,000	276,532
Regency Centers LP:
4.13%, 3/15/2028	50,000	49,434
4.40%, 2/1/2047	150,000	124,657
5.10%, 1/15/2035 (b)	375,000	370,016
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	129,970
5.13%, 8/15/2026	25,000	24,988
Simon Property Group LP:
1.38%, 1/15/2027	200,000	189,588
1.75%, 2/1/2028	250,000	232,032
2.20%, 2/1/2031 (b)	250,000	216,655
2.65%, 7/15/2030	350,000	316,610
2.65%, 2/1/2032	500,000	432,625
4.25%, 11/30/2046	50,000	41,118
4.75%, 9/26/2034	40,000	38,354
5.50%, 3/8/2033	200,000	204,620
6.65%, 1/15/2054	250,000	279,360
Store Capital LLC:
2.70%, 12/1/2031	100,000	84,616
4.50%, 3/15/2028	50,000	49,191
5.40%, 4/30/2030 (d)	140,000	140,168
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	60,010
2.70%, 7/15/2031 (b)	40,000	34,805
4.20%, 4/15/2032	50,000	46,865
5.50%, 1/15/2029	375,000	383,261
Tanger Properties LP 3.88%, 7/15/2027	50,000	49,085
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	195,572
Series MTN, 2.95%, 9/1/2026	25,000	24,449
Series GMTN, 3.50%, 1/15/2028	150,000	145,477
Series MTN, 3.50%, 7/1/2027	50,000	48,825
Ventas Realty LP:
3.00%, 1/15/2030	50,000	45,944
Security Description	Principal Amount	Value
3.85%, 4/1/2027	$100,000	$98,601
4.00%, 3/1/2028	100,000	98,232
4.38%, 2/1/2045	75,000	62,132
5.00%, 1/15/2035	1,190,000	1,150,064
5.63%, 7/1/2034	205,000	208,456
VICI Properties LP:
5.13%, 11/15/2031	215,000	212,325
5.13%, 5/15/2032	750,000	735,007
Welltower OP LLC:
2.05%, 1/15/2029	560,000	508,654
2.70%, 2/15/2027	50,000	48,409
2.80%, 6/1/2031	200,000	177,806
3.10%, 1/15/2030	55,000	51,111
4.13%, 3/15/2029	100,000	97,883
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	52,927
4.00%, 11/15/2029	200,000	193,854
4.75%, 5/15/2026	200,000	200,286
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	40,158
3.85%, 7/15/2029	100,000	96,139
		37,001,267
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	180,348
4.75%, 6/1/2030	50,000	49,067
5.89%, 3/15/2035	645,000	643,555
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	33,624
3.75%, 6/1/2027	100,000	98,506
4.50%, 2/1/2028	105,000	104,972
4.75%, 2/1/2033	95,000	92,748
5.20%, 8/1/2033	250,000	249,227
5.40%, 7/15/2034	180,000	181,483
6.55%, 11/1/2033	140,000	152,195
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	49,861
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	94,238
1.60%, 4/20/2030	65,000	56,976
1.75%, 4/20/2032 (b)	530,000	444,050
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,769
4.55%, 10/15/2029	70,000	69,164
4.55%, 2/15/2048	15,000	12,321
6.30%, 10/10/2033	115,000	121,882
Dollar General Corp.:
4.13%, 5/1/2028	70,000	68,884
4.63%, 11/1/2027	100,000	100,169
5.00%, 11/1/2032	60,000	58,840
5.45%, 7/5/2033 (b)	750,000	752,340
5.50%, 11/1/2052	100,000	91,581
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	172,320
4.20%, 5/15/2028	45,000	44,169

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Genuine Parts Co. 4.95%, 8/15/2029	$125,000	$125,507
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	91,199
1.88%, 9/15/2031 (b)	40,000	33,838
2.13%, 9/15/2026	150,000	145,632
2.38%, 3/15/2051	500,000	284,540
2.50%, 4/15/2027	350,000	338,425
2.70%, 4/15/2030	250,000	229,267
2.75%, 9/15/2051	100,000	61,602
2.80%, 9/14/2027	250,000	241,580
2.88%, 4/15/2027	100,000	97,409
3.00%, 4/1/2026	350,000	345,933
3.13%, 12/15/2049	100,000	67,794
3.25%, 4/15/2032	130,000	118,553
3.30%, 4/15/2040	750,000	593,947
3.35%, 4/15/2050	150,000	105,617
3.63%, 4/15/2052	500,000	366,730
4.25%, 4/1/2046	35,000	29,423
4.75%, 6/25/2029	90,000	91,025
4.85%, 6/25/2031	1,095,000	1,109,958
4.88%, 6/25/2027	50,000	50,696
4.90%, 4/15/2029 (b)	500,000	509,650
4.95%, 6/25/2034	130,000	130,330
4.95%, 9/15/2052	250,000	229,280
5.15%, 6/25/2026	70,000	70,767
5.30%, 6/25/2054	550,000	530,332
5.40%, 6/25/2064	105,000	100,979
5.95%, 4/1/2041	50,000	52,774
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	18,202
1.70%, 9/15/2028	25,000	22,761
1.70%, 10/15/2030	520,000	443,763
2.50%, 4/15/2026	50,000	49,044
2.63%, 4/1/2031	100,000	88,586
3.00%, 10/15/2050	265,000	165,675
3.10%, 5/3/2027	200,000	194,490
3.35%, 4/1/2027	90,000	88,132
3.50%, 4/1/2051 (b)	50,000	34,410
3.70%, 4/15/2046	50,000	37,129
3.75%, 4/1/2032	250,000	231,762
4.05%, 5/3/2047	300,000	233,715
4.80%, 4/1/2026 (b)	765,000	766,844
5.00%, 4/15/2033	210,000	209,525
5.15%, 7/1/2033 (b)	350,000	352,481
5.63%, 4/15/2053 (b)	1,000,000	965,300
5.80%, 9/15/2062	250,000	242,707
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,375
Series MTN, 2.63%, 9/1/2029 (b)	75,000	69,621
Series MTN, 3.50%, 3/1/2027 (b)	50,000	49,206
Series MTN, 3.60%, 7/1/2030 (b)	250,000	238,540
Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049	$160,000	$116,659
Series MTN, 3.80%, 4/1/2028 (b)	100,000	98,382
Series MTN, 4.20%, 4/1/2050 (b)	750,000	602,640
Series MTN, 4.45%, 3/1/2047	125,000	105,946
Series MTN, 4.45%, 9/1/2048	20,000	16,819
Series MTN, 4.70%, 12/9/2035	150,000	145,363
4.80%, 8/14/2028	500,000	505,790
Series MTN, 4.88%, 12/9/2045	100,000	90,593
4.95%, 8/14/2033 (b)	200,000	200,832
4.95%, 3/3/2035 (b)	250,000	248,765
Series GMTN, 5.00%, 5/17/2029	125,000	127,315
5.45%, 8/14/2053 (b)	700,000	676,466
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	37,831
3.60%, 9/1/2027	50,000	48,980
4.35%, 6/1/2028	100,000	99,610
5.00%, 8/19/2034	200,000	196,608
5.75%, 11/20/2026	175,000	178,199
Starbucks Corp.:
2.00%, 3/12/2027	100,000	95,469
2.25%, 3/12/2030	100,000	89,167
2.55%, 11/15/2030	100,000	89,196
3.00%, 2/14/2032	220,000	195,710
3.35%, 3/12/2050	25,000	16,883
3.50%, 11/15/2050	150,000	104,462
4.00%, 11/15/2028	50,000	49,209
4.45%, 8/15/2049	100,000	82,306
4.50%, 11/15/2048	30,000	25,054
4.80%, 2/15/2033	145,000	143,886
4.85%, 2/8/2027	200,000	201,604
5.00%, 2/15/2034 (b)	200,000	199,154
Target Corp.:
1.95%, 1/15/2027	200,000	192,544
2.50%, 4/15/2026	50,000	49,095
3.38%, 4/15/2029 (b)	100,000	96,421
4.40%, 1/15/2033	65,000	63,109
4.50%, 9/15/2032 (b)	1,000,000	982,150
4.50%, 9/15/2034 (b)	265,000	254,797
4.80%, 1/15/2053 (b)	565,000	508,167
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	210,595
2.25%, 9/15/2026	50,000	48,624
Walmart, Inc.:
1.05%, 9/17/2026	1,665,000	1,594,554
1.50%, 9/22/2028	500,000	458,040
1.80%, 9/22/2031 (b)	570,000	488,467
2.50%, 9/22/2041	750,000	525,592
2.65%, 9/22/2051 (b)	400,000	249,944

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/8/2029 (b)	$80,000	$77,162
3.90%, 4/15/2028	125,000	124,419
4.10%, 4/15/2033	135,000	130,671
4.50%, 9/9/2052	250,000	220,425
4.50%, 4/15/2053 (b)	1,000,000	883,130
		26,552,148
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028 (b)	370,000	371,998
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	428,725
5.05%, 4/1/2034	65,000	65,887
5.30%, 4/1/2054	100,000	96,556
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	26,217
4.35%, 4/1/2047	100,000	85,849
4.80%, 6/15/2029 (b)	635,000	644,652
5.10%, 10/1/2035	50,000	50,964
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	346,269
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	74,416
2.45%, 2/15/2031 (d)	700,000	615,398
2.60%, 2/15/2033 (d)	200,000	168,532
3.14%, 11/15/2035 (d)	750,000	621,810
3.42%, 4/15/2033 (d)	315,000	280,552
3.47%, 4/15/2034 (d)	250,000	220,067
3.50%, 2/15/2041 (d)	315,000	246,746
3.75%, 2/15/2051 (d)	40,000	29,885
4.11%, 9/15/2028 (b)	159,000	156,763
4.15%, 2/15/2028	110,000	109,023
4.15%, 11/15/2030	100,000	96,796
4.30%, 11/15/2032	55,000	52,446
4.35%, 2/15/2030	125,000	123,013
4.55%, 2/15/2032	145,000	141,429
4.75%, 4/15/2029	150,000	150,576
4.80%, 4/15/2028	250,000	251,835
4.80%, 10/15/2034	1,700,000	1,659,574
4.93%, 5/15/2037 (d)	500,000	481,650
5.00%, 4/15/2030 (b)	200,000	202,472
5.05%, 7/12/2027	75,000	75,929
5.05%, 7/12/2029	590,000	598,160
5.05%, 4/15/2030	165,000	167,133
5.15%, 11/15/2031	75,000	76,049
5.20%, 4/15/2032	145,000	147,049
Intel Corp.:
1.60%, 8/12/2028	55,000	49,660
2.00%, 8/12/2031 (b)	100,000	83,565
2.45%, 11/15/2029	150,000	134,616
3.05%, 8/12/2051	350,000	205,751
3.10%, 2/15/2060	150,000	82,994
3.15%, 5/11/2027	200,000	193,842
3.25%, 11/15/2049	150,000	93,807
3.75%, 3/25/2027	300,000	295,143
Security Description	Principal Amount	Value
3.75%, 8/5/2027	$250,000	$244,807
4.10%, 5/19/2046	370,000	275,524
4.10%, 5/11/2047	50,000	36,927
4.75%, 3/25/2050 (b)	150,000	120,797
4.88%, 2/10/2028	150,000	150,772
4.90%, 8/5/2052	500,000	408,510
5.13%, 2/10/2030 (b)	1,000,000	1,007,480
5.20%, 2/10/2033 (b)	635,000	626,574
5.63%, 2/10/2043	100,000	94,477
5.70%, 2/10/2053	570,000	524,257
5.90%, 2/10/2063	500,000	467,725
KLA Corp.:
3.30%, 3/1/2050	50,000	34,701
4.10%, 3/15/2029	65,000	64,184
4.95%, 7/15/2052	750,000	686,220
Lam Research Corp.:
4.00%, 3/15/2029	280,000	275,542
4.88%, 3/15/2049	25,000	22,778
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	63,073
2.45%, 4/15/2028	65,000	60,889
2.95%, 4/15/2031	60,000	53,567
5.75%, 2/15/2029	250,000	257,717
5.95%, 9/15/2033 (b)	125,000	130,386
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	501,620
5.05%, 3/15/2029	90,000	90,625
5.05%, 2/15/2030	200,000	199,652
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	94,089
4.66%, 2/15/2030	200,000	197,578
5.30%, 1/15/2031	1,070,000	1,081,609
5.38%, 4/15/2028	500,000	508,585
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	92,341
2.00%, 6/15/2031	100,000	87,156
2.85%, 4/1/2030	500,000	466,460
3.20%, 9/16/2026	50,000	49,373
3.50%, 4/1/2040	300,000	251,475
3.50%, 4/1/2050	150,000	113,861
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,570
3.25%, 5/11/2041	350,000	256,536
3.40%, 5/1/2030	570,000	531,394
4.30%, 6/18/2029	500,000	490,125
4.40%, 6/1/2027	75,000	74,761
5.00%, 1/15/2033	100,000	98,510
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	228,540
2.15%, 5/20/2030	100,000	89,593
3.25%, 5/20/2027	1,050,000	1,029,840
3.25%, 5/20/2050	45,000	31,229
4.25%, 5/20/2032 (b)	90,000	87,747
4.30%, 5/20/2047	50,000	42,108

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 5/20/2045	$25,000	$22,849
5.40%, 5/20/2033 (b)	250,000	260,802
6.00%, 5/20/2053	500,000	527,470
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	67,824
3.88%, 3/15/2039	250,000	220,212
4.15%, 5/15/2048	150,000	124,065
4.60%, 2/15/2028	115,000	116,203
4.85%, 2/8/2034	105,000	105,155
5.05%, 5/18/2063	500,000	457,565
5.15%, 2/8/2054	350,000	331,978
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	720,150
3.13%, 10/25/2041	750,000	586,792
3.88%, 4/22/2027	200,000	198,070
		26,059,217
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	91,214
5.35%, 1/15/2030	100,000	101,360
		192,574
SOFTWARE — 0.6%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	27,234
4.80%, 4/4/2029	100,000	101,617
4.85%, 4/4/2027 (b)	45,000	45,602
4.95%, 4/4/2034	450,000	453,154
5.30%, 1/17/2035 (b)	350,000	360,174
AppLovin Corp. 5.38%, 12/1/2031	750,000	754,170
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	137,160
3.50%, 6/15/2027	50,000	49,022
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	131,468
2.90%, 12/1/2029 (b)	50,000	46,138
Concentrix Corp. 6.65%, 8/2/2026	200,000	204,026
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	76,490
2.95%, 2/15/2051	65,000	41,217
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	35,000	32,220
3.10%, 3/1/2041	15,000	10,959
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	47,690
2.65%, 6/1/2030	50,000	44,972
3.20%, 7/1/2026	275,000	270,649
3.50%, 7/1/2029	565,000	537,264
4.20%, 10/1/2028	65,000	64,078
4.40%, 7/1/2049	60,000	49,282
Security Description	Principal Amount	Value
4.75%, 3/15/2030	$250,000	$249,455
5.45%, 3/2/2028	750,000	767,280
5.60%, 3/2/2033 (b)	500,000	513,180
Intuit, Inc.:
1.65%, 7/15/2030	15,000	12,987
5.20%, 9/15/2033	150,000	153,059
5.25%, 9/15/2026	250,000	253,065
5.50%, 9/15/2053 (b)	310,000	307,833
Microsoft Corp.:
2.40%, 8/8/2026	200,000	195,618
2.53%, 6/1/2050	1,668,000	1,046,420
2.68%, 6/1/2060	288,000	171,878
2.92%, 3/17/2052	1,860,000	1,247,762
3.04%, 3/17/2062	312,000	202,794
3.30%, 2/6/2027	1,280,000	1,263,693
3.45%, 8/8/2036	1,062,000	947,230
4.50%, 6/15/2047	150,000	136,494
Oracle Corp.:
2.30%, 3/25/2028	105,000	98,664
2.65%, 7/15/2026	45,000	43,938
2.80%, 4/1/2027	250,000	241,950
2.88%, 3/25/2031	370,000	331,342
2.95%, 4/1/2030	300,000	275,538
3.60%, 4/1/2040	750,000	589,380
3.60%, 4/1/2050	525,000	363,835
3.65%, 3/25/2041	910,000	706,060
3.80%, 11/15/2037	180,000	151,610
3.85%, 7/15/2036	150,000	129,975
3.85%, 4/1/2060	250,000	170,910
3.90%, 5/15/2035	5,000	4,449
3.95%, 3/25/2051	370,000	271,617
4.00%, 7/15/2046	180,000	137,651
4.10%, 3/25/2061	145,000	103,323
4.20%, 9/27/2029	1,000,000	980,360
4.30%, 7/8/2034	200,000	185,852
4.38%, 5/15/2055	10,000	7,761
4.50%, 5/6/2028	90,000	89,987
4.70%, 9/27/2034	250,000	238,610
4.90%, 2/6/2033	590,000	580,058
5.38%, 9/27/2054	2,250,000	2,046,172
5.50%, 8/3/2035	1,000,000	1,007,300
5.50%, 9/27/2064	200,000	181,276
5.55%, 2/6/2053	500,000	466,340
6.15%, 11/9/2029	295,000	312,346
6.25%, 11/9/2032	350,000	372,792
6.90%, 11/9/2052	500,000	550,925
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	210,105
2.00%, 6/30/2030	30,000	26,198
2.95%, 9/15/2029	40,000	37,210
3.80%, 12/15/2026	30,000	29,653
4.20%, 9/15/2028	65,000	64,210
4.50%, 10/15/2029	200,000	198,546
4.75%, 2/15/2032	165,000	163,149
4.90%, 10/15/2034	200,000	195,370

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Salesforce, Inc.:
1.50%, 7/15/2028	$65,000	$59,527
1.95%, 7/15/2031	120,000	103,247
2.70%, 7/15/2041	60,000	42,780
2.90%, 7/15/2051	500,000	322,945
3.05%, 7/15/2061	50,000	30,732
3.70%, 4/11/2028	775,000	763,421
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	54,851
Synopsys, Inc.:
4.85%, 4/1/2030	500,000	503,315
5.15%, 4/1/2035	500,000	502,540
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	500,000	504,755
VMware LLC:
1.40%, 8/15/2026	500,000	478,825
3.90%, 8/21/2027	150,000	147,401
Workday, Inc. 3.50%, 4/1/2027	550,000	539,220
		26,571,355
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	182,378
4.38%, 7/16/2042	50,000	42,303
4.38%, 4/22/2049 (b)	200,000	165,732
4.70%, 7/21/2032	200,000	195,824
6.13%, 3/30/2040	100,000	103,162
AT&T, Inc.:
1.65%, 2/1/2028	530,000	490,197
2.25%, 2/1/2032	125,000	105,396
2.30%, 6/1/2027	550,000	525,607
2.55%, 12/1/2033	350,000	287,056
2.75%, 6/1/2031	350,000	311,097
3.10%, 2/1/2043	150,000	107,055
3.50%, 6/1/2041	600,000	462,450
3.50%, 9/15/2053	1,900,000	1,295,268
3.55%, 9/15/2055	1,579,000	1,068,604
3.65%, 6/1/2051	100,000	70,782
3.65%, 9/15/2059	1,294,000	872,467
3.80%, 2/15/2027	150,000	148,095
3.80%, 12/1/2057	471,000	330,463
3.85%, 6/1/2060	45,000	31,309
4.10%, 2/15/2028	184,000	181,996
4.30%, 2/15/2030	1,500,000	1,474,920
4.35%, 3/1/2029	500,000	495,115
4.50%, 5/15/2035	300,000	281,973
4.55%, 3/9/2049	208,000	174,034
4.65%, 6/1/2044	25,000	21,517
4.75%, 5/15/2046	30,000	26,056
4.85%, 3/1/2039	570,000	534,409
5.40%, 2/15/2034	1,130,000	1,147,560
Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	$450,000	$321,628
4.30%, 7/29/2049	55,000	43,398
4.46%, 4/1/2048	30,000	24,415
5.20%, 2/15/2034 (b)	250,000	249,447
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	202,836
Cisco Systems, Inc.:
2.50%, 9/20/2026	500,000	488,520
4.55%, 2/24/2028	65,000	65,558
4.75%, 2/24/2030	200,000	203,168
4.80%, 2/26/2027	155,000	156,863
4.85%, 2/26/2029	125,000	127,173
4.95%, 2/26/2031	500,000	509,670
4.95%, 2/24/2032	200,000	202,618
5.10%, 2/24/2035	200,000	202,590
5.30%, 2/26/2054	200,000	195,702
5.35%, 2/26/2064	200,000	193,580
5.50%, 1/15/2040	300,000	308,157
5.50%, 2/24/2055	620,000	623,267
Corning, Inc.:
4.38%, 11/15/2057	25,000	19,846
5.35%, 11/15/2048	100,000	94,863
5.45%, 11/15/2079	500,000	455,270
5.75%, 8/15/2040	25,000	25,270
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	644,930
Juniper Networks, Inc.:
2.00%, 12/10/2030	250,000	212,875
3.75%, 8/15/2029	100,000	96,157
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	88,521
4.60%, 2/23/2028	125,000	125,338
4.60%, 5/23/2029	50,000	49,759
5.00%, 4/15/2029	125,000	126,189
Orange SA:
5.50%, 2/6/2044	50,000	49,224
9.00%, 3/1/2031	750,000	906,270
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	131,386
3.70%, 11/15/2049	50,000	34,825
3.80%, 3/15/2032	125,000	113,343
4.30%, 2/15/2048	40,000	31,361
4.35%, 5/1/2049	155,000	121,057
4.55%, 3/15/2052	500,000	398,830
5.00%, 2/15/2029	525,000	525,630
5.00%, 3/15/2044	50,000	44,300
5.30%, 2/15/2034	300,000	294,498
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	800,715
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	495,795

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.21%, 3/8/2047	$300,000	$264,756
5.52%, 3/1/2049	150,000	136,841
7.05%, 6/20/2036	775,000	858,266
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,720
TELUS Corp. 4.60%, 11/16/2048	150,000	123,102
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	42,032
2.25%, 11/15/2031	50,000	42,478
2.55%, 2/15/2031	165,000	145,457
2.70%, 3/15/2032	500,000	432,435
3.00%, 2/15/2041	555,000	402,497
3.30%, 2/15/2051	350,000	233,545
3.40%, 10/15/2052	500,000	337,110
3.60%, 11/15/2060	20,000	13,366
3.75%, 4/15/2027	150,000	147,824
3.88%, 4/15/2030	1,880,000	1,801,679
4.20%, 10/1/2029	105,000	103,062
4.38%, 4/15/2040	350,000	308,077
4.50%, 4/15/2050	545,000	452,775
4.70%, 1/15/2035	300,000	288,696
4.80%, 7/15/2028	250,000	251,765
4.85%, 1/15/2029	750,000	754,185
5.05%, 7/15/2033	500,000	496,340
5.13%, 5/15/2032 (b)	100,000	100,637
5.15%, 4/15/2034 (b)	85,000	85,120
5.20%, 1/15/2033	250,000	251,852
5.25%, 6/15/2055	200,000	183,626
5.30%, 5/15/2035 (b)	145,000	145,776
5.65%, 1/15/2053	250,000	243,635
5.75%, 1/15/2034	250,000	260,170
5.75%, 1/15/2054	500,000	493,910
5.88%, 11/15/2055 (b)	565,000	569,497
6.00%, 6/15/2054 (b)	250,000	255,212
Verizon Communications, Inc.:
1.50%, 9/18/2030 (b)	60,000	50,906
1.68%, 10/30/2030	55,000	46,791
1.75%, 1/20/2031	200,000	168,984
2.10%, 3/22/2028	500,000	467,310
2.55%, 3/21/2031	500,000	440,570
2.65%, 11/20/2040	200,000	140,416
2.88%, 11/20/2050	200,000	124,310
2.99%, 10/30/2056	337,000	202,257
3.00%, 11/20/2060	175,000	103,458
3.15%, 3/22/2030	500,000	465,935
3.40%, 3/22/2041	1,500,000	1,153,725
3.55%, 3/22/2051	3,000,000	2,139,000
3.70%, 3/22/2061	500,000	344,140
3.88%, 2/8/2029	10,000	9,762
4.00%, 3/22/2050	500,000	384,715
4.02%, 12/3/2029	350,000	340,536
4.27%, 1/15/2036	28,000	25,682
4.33%, 9/21/2028	285,000	283,575
4.40%, 11/1/2034	250,000	236,053
Security Description	Principal Amount	Value
4.50%, 8/10/2033	$250,000	$239,897
4.78%, 2/15/2035 (d)	1,000,000	970,640
5.05%, 5/9/2033 (b)	990,000	993,455
5.25%, 4/2/2035 (e)	210,000	210,519
5.50%, 2/23/2054	350,000	339,178
Vodafone Group PLC:
4.25%, 9/17/2050	750,000	577,770
4.38%, 2/19/2043	75,000	64,508
5.63%, 2/10/2053 (b)	640,000	599,635
5.75%, 6/28/2054	250,000	238,228
5.88%, 6/28/2064	250,000	239,197
		42,993,262
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,147
3.90%, 11/19/2029	100,000	95,069
6.05%, 5/14/2034	250,000	256,700
		380,916
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,927
3.30%, 9/15/2051	350,000	242,067
3.55%, 2/15/2050	250,000	182,977
3.90%, 8/1/2046	100,000	79,424
4.05%, 6/15/2048	155,000	124,719
4.13%, 6/15/2047	150,000	122,979
4.15%, 12/15/2048	30,000	24,409
4.45%, 3/15/2043	50,000	43,999
4.45%, 1/15/2053	500,000	423,355
4.55%, 9/1/2044	50,000	44,300
4.90%, 4/1/2044	125,000	116,186
5.20%, 4/15/2054	895,000	851,279
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,788
3.20%, 8/2/2046	25,000	17,783
3.65%, 2/3/2048	50,000	37,929
4.38%, 9/18/2034	540,000	513,027
5.85%, 11/1/2033	250,000	263,967
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	76,554
2.05%, 3/5/2030 (b)	35,000	30,948
2.45%, 12/2/2031 (b)	565,000	487,375
2.88%, 11/15/2029	65,000	60,214
3.00%, 12/2/2041	350,000	252,367
3.50%, 5/1/2050	25,000	17,600
4.00%, 6/1/2028	100,000	98,318
4.70%, 5/1/2048	50,000	43,861
4.80%, 3/30/2030 (b)	160,000	160,539
4.80%, 9/15/2035	30,000	29,089
5.20%, 3/30/2035	250,000	250,107
CSX Corp.:
2.40%, 2/15/2030	50,000	45,292

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 5/15/2051	$610,000	$354,648
3.25%, 6/1/2027	50,000	48,856
3.35%, 9/15/2049	65,000	45,675
3.80%, 3/1/2028	50,000	49,235
3.80%, 11/1/2046	100,000	78,067
4.10%, 3/15/2044	75,000	62,503
4.25%, 3/15/2029	95,000	94,183
4.30%, 3/1/2048	50,000	41,717
4.50%, 3/15/2049	125,000	107,159
4.50%, 11/15/2052	1,000,000	852,820
4.65%, 3/1/2068	50,000	41,322
4.90%, 3/15/2055 (b)	105,000	94,960
5.05%, 6/15/2035	200,000	199,070
5.20%, 11/15/2033 (b)	650,000	662,798
FedEx Corp.:
2.40%, 5/15/2031 (b) (d)	65,000	55,812
3.25%, 4/1/2026	750,000	740,992
3.25%, 5/15/2041 (d)	415,000	294,916
4.05%, 2/15/2048 (d)	50,000	36,699
4.55%, 4/1/2046 (d)	100,000	81,289
4.75%, 11/15/2045 (d)	25,000	20,863
4.95%, 10/17/2048 (d)	100,000	85,254
5.25%, 5/15/2050 (b) (d)	650,000	574,606
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	147,405
2.90%, 8/25/2051	150,000	93,612
3.00%, 3/15/2032 (b)	150,000	133,368
3.05%, 5/15/2050	350,000	228,182
3.15%, 6/1/2027	50,000	48,734
3.16%, 5/15/2055	68,000	43,521
3.40%, 11/1/2049	100,000	70,144
3.94%, 11/1/2047	100,000	78,071
4.45%, 3/1/2033	200,000	193,120
4.45%, 6/15/2045	19,000	16,257
5.05%, 8/1/2030	145,000	148,086
5.35%, 8/1/2054 (b)	500,000	479,530
5.55%, 3/15/2034	95,000	98,509
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	120,065
Series MTN, 2.85%, 3/1/2027	145,000	140,279
Series MTN, 4.90%, 12/1/2029	125,000	125,573
5.00%, 3/15/2030	200,000	201,124
Series MTN, 5.38%, 3/15/2029	100,000	102,180
Series MTN, 5.65%, 3/1/2028 (b)	250,000	256,847
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	240,695
2.38%, 5/20/2031	40,000	35,369
2.40%, 2/5/2030	500,000	455,030
2.80%, 2/14/2032	570,000	506,394
2.97%, 9/16/2062	110,000	64,186
3.20%, 5/20/2041	70,000	53,320
Security Description	Principal Amount	Value
3.25%, 2/5/2050	$700,000	$484,477
3.38%, 2/14/2042	40,000	30,905
3.50%, 2/14/2053	575,000	409,595
3.55%, 5/20/2061	100,000	67,803
3.80%, 10/1/2051	52,000	39,312
3.80%, 4/6/2071	175,000	120,185
3.84%, 3/20/2060	130,000	94,201
4.10%, 9/15/2067	15,000	11,124
4.50%, 1/20/2033 (b)	250,000	245,405
4.95%, 9/9/2052	250,000	229,687
5.10%, 2/20/2035	500,000	504,125
5.60%, 12/1/2054	155,000	155,471
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	29,130
3.05%, 11/15/2027	50,000	48,554
3.75%, 11/15/2047	175,000	133,607
4.88%, 3/3/2033	175,000	175,383
5.05%, 3/3/2053 (b)	600,000	549,384
5.15%, 5/22/2034 (b)	1,210,000	1,227,218
5.30%, 4/1/2050	200,000	190,770
5.50%, 5/22/2054 (b)	235,000	229,776
		18,338,536
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	166,778
3.10%, 6/1/2051	250,000	156,902
3.85%, 3/30/2027	50,000	49,221
4.55%, 11/7/2028	50,000	49,954
4.70%, 4/1/2029	25,000	24,908
5.40%, 3/15/2027	30,000	30,368
6.05%, 3/15/2034 (b)	155,000	162,727
6.05%, 6/5/2054	350,000	352,079
		992,937
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	62,632
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	86,517
2.95%, 9/1/2027 (b)	121,000	116,910
3.25%, 6/1/2051	100,000	67,172
3.45%, 5/1/2050	50,000	35,173
3.75%, 9/1/2028	100,000	97,657
3.75%, 9/1/2047	100,000	75,538
4.30%, 12/1/2042	25,000	21,622
5.15%, 3/1/2034	250,000	250,938
5.25%, 3/1/2035	235,000	236,222
5.45%, 3/1/2054	250,000	240,665
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	91,610
2.70%, 4/15/2030	60,000	54,290
4.80%, 8/15/2027	250,000	250,963

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 1/15/2034 (b)	$250,000	$251,188
		1,876,465
TOTAL CORPORATE BONDS & NOTES (Cost $1,084,114,359)		1,021,304,029
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	250,000	253,032
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	150,000	150,657
Series 2024-1, Class A4, 5.00%, 6/25/2027	500,000	503,433
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	300,000	301,384
CarMax Auto Owner Trust Series 2023-1, Class A4, 4.65%, 1/16/2029	1,000,000	1,002,960
Carvana Auto Receivables Trust Series 2025-P1, Class A3, 4.55%, 5/10/2030	300,000	299,814
Ford Credit Auto Owner Trust:
Series 2024-A, Class A3, 5.09%, 12/15/2028	207,000	209,178
Series 2024-B, Class A3, 5.10%, 4/15/2029	523,000	529,782
GM Financial Automobile Leasing Trust Series 2024-2, Class B, 5.56%, 5/22/2028	85,000	85,990
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2, Class A4, 3.25%, 4/17/2028	725,000	715,645
Series 2024-4, Class A3, 4.40%, 8/16/2029	92,000	92,133
Series 2025-1, Class A3, 4.62%, 12/17/2029	100,000	100,636
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	304,000	305,162
Series 2024-4, Class A4, 4.35%, 12/16/2030	500,000	499,301
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	300,000	302,496
Security Description	Principal Amount	Value
Series 2025-A, Class A3, 4.32%, 10/15/2029	$278,000	$277,650
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A3, 4.23%, 2/15/2028	210,000	209,404
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3, 4.78%, 12/17/2029	150,000	151,380
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	181,000	182,320
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	402,670
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	250,000	251,032
Series 2025-2, Class A3, 4.67%, 8/15/2029	263,000	263,510
Series 2024-4, Class B, 4.93%, 9/17/2029	500,000	503,706
Toyota Auto Receivables Owner Trust:
Series 2024-C, Class A3, 4.88%, 3/15/2029	350,000	352,910
Series 2024-B, Class A3, 5.33%, 1/16/2029	180,000	182,567
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	300,000	304,480
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	188,000	188,334
Series 2024-A, Class A3, 4.86%, 3/15/2029	400,000	401,836
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	250,000	250,001
		9,273,403
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	252,009
Series 2023-1, Class A, 4.87%, 5/15/2028	887,000	891,852
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	250,736

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	$286,000	$286,160
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	318,340
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	175,000	176,006
Series 2024-A2, Class A, 4.63%, 1/15/2031	1,609,000	1,626,264
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	197,617
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	258,246
Series 2023-A2, Class A, 4.93%, 6/15/2028	453,000	456,185
Synchrony Card Funding LLC Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	379,798
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/18/2031	50,000	50,579
		5,143,792
OTHER ABS — 0.1%
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	249,197	249,620
John Deere Owner Trust Series 2025-A, Class A3, 4.23%, 9/17/2029	250,000	249,709
Verizon Master Trust:
Series 2023-1, Class A, 4.49%, 1/22/2029	1,150,000	1,149,912
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	206,779
		1,856,020
TOTAL ASSET-BACKED SECURITIES (Cost $16,264,845)		16,273,215
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	145,000	143,135
4.25%, 03/01/2028	750,000	755,115
4.50%, 01/24/2030	210,000	213,656
		1,111,906
Security Description	Principal Amount	Value
CANADA — 0.4%
Canada Government International Bonds:
0.75%, 05/19/2026	$500,000	$482,018
3.75%, 04/26/2028 (b)	760,000	755,888
4.00%, 03/18/2030	355,000	354,436
4.63%, 04/30/2029 (b)	235,000	240,525
Export Development Canada:
3.00%, 05/25/2027	1,500,000	1,468,036
3.75%, 09/07/2027	250,000	248,701
3.88%, 02/14/2028	500,000	498,466
4.13%, 02/13/2029	445,000	446,294
4.75%, 06/05/2034	265,000	273,341
Province of Alberta:
1.30%, 07/22/2030	400,000	344,016
3.30%, 03/15/2028	650,000	635,414
4.50%, 01/24/2034	200,000	198,460
Province of British Columbia:
0.90%, 07/20/2026	500,000	479,636
1.30%, 01/29/2031	200,000	169,186
2.25%, 06/02/2026	150,000	146,753
4.20%, 07/06/2033 (b)	550,000	536,220
4.70%, 01/24/2028	385,000	390,842
4.75%, 06/12/2034	500,000	504,032
4.90%, 04/24/2029	650,000	666,792
Province of Manitoba:
2.13%, 06/22/2026	250,000	243,808
4.90%, 05/31/2034	120,000	122,308
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,156
Province of Ontario:
1.05%, 04/14/2026	500,000	484,404
1.13%, 10/07/2030	500,000	423,540
1.60%, 02/25/2031	250,000	214,943
1.80%, 10/14/2031	500,000	426,989
2.00%, 10/02/2029	350,000	318,388
2.50%, 04/27/2026	350,000	343,881
3.10%, 05/19/2027	750,000	734,368
3.70%, 09/17/2029	700,000	685,318
4.20%, 01/18/2029 (b)	300,000	300,099
4.70%, 01/15/2030	500,000	509,683
5.05%, 04/24/2034	200,000	206,116
Series MTN, 2.13%, 01/21/2032	1,250,000	1,084,103
Province of Quebec:
1.35%, 05/28/2030	300,000	260,064
1.90%, 04/21/2031	250,000	218,051
2.50%, 04/20/2026	250,000	245,647
2.75%, 04/12/2027	200,000	194,591
3.63%, 04/13/2028	1,750,000	1,725,294
4.25%, 09/05/2034	500,000	485,009
4.50%, 04/03/2029	1,150,000	1,163,020
		19,277,836

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	$200,000	$175,335
2.55%, 07/27/2033	250,000	207,393
3.10%, 05/07/2041	1,000,000	735,981
3.10%, 01/22/2061 (b)	250,000	150,154
3.24%, 02/06/2028	200,000	192,711
3.25%, 09/21/2071	250,000	150,550
3.86%, 06/21/2047	300,000	228,981
4.34%, 03/07/2042	250,000	214,934
4.85%, 01/22/2029	700,000	703,987
4.95%, 01/05/2036	335,000	325,543
5.33%, 01/05/2054	500,000	469,841
5.65%, 01/13/2037	200,000	203,270
		3,758,680
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	58,262
0.75%, 09/30/2030	500,000	419,515
1.75%, 09/14/2029	250,000	227,113
2.88%, 04/03/2028	290,000	281,169
3.50%, 08/27/2027 (b)	220,000	217,683
3.88%, 05/15/2028 (b)	325,000	324,311
4.63%, 03/18/2030	600,000	615,126
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	169,058
Series 37, 2.50%, 11/15/2027	50,000	48,181
		2,360,418
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	420,396
2.15%, 07/28/2031	500,000	423,618
3.05%, 03/12/2051	250,000	160,887
3.55%, 03/31/2032 (b)	350,000	318,701
4.45%, 04/15/2070	200,000	157,889
4.55%, 01/11/2028	200,000	199,551
4.70%, 02/10/2034	200,000	192,954
4.75%, 02/11/2029	150,000	149,930
4.75%, 09/10/2034	350,000	337,569
4.85%, 01/11/2033	200,000	196,108
5.10%, 02/10/2054	500,000	456,191
5.15%, 09/10/2054	300,000	276,197
5.25%, 01/15/2030	265,000	268,769
5.35%, 02/11/2049 (b)	100,000	96,107
5.60%, 01/15/2035	350,000	359,035
5.65%, 01/11/2053	300,000	294,456
		4,308,358
Security Description	Principal Amount	Value
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	$200,000	$176,407
3.25%, 01/17/2028	100,000	95,477
3.88%, 07/03/2050	200,000	141,400
4.13%, 01/17/2048 (b)	100,000	76,044
4.50%, 01/17/2033	400,000	373,509
5.38%, 02/19/2030	200,000	201,347
5.50%, 03/12/2034	500,000	495,614
5.63%, 02/19/2035	235,000	233,627
5.75%, 03/12/2054	1,500,000	1,380,295
State of Israel 3.38%, 1/15/2050	300,000	194,584
		3,368,304
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	500,000	463,677
3.88%, 05/06/2051	200,000	139,518
4.00%, 10/17/2049 (b)	200,000	146,916
5.38%, 06/15/2033 (b)	50,000	51,557
		801,668
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	250,000	211,072
1.88%, 04/15/2031	200,000	174,226
2.13%, 02/16/2029	250,000	231,246
2.38%, 04/20/2026	200,000	196,171
2.75%, 11/16/2027 (b)	200,000	193,077
2.88%, 07/21/2027	100,000	97,201
3.25%, 07/20/2028	250,000	243,173
4.25%, 04/27/2026	450,000	450,007
4.38%, 01/24/2031	200,000	200,691
4.63%, 07/22/2027	1,200,000	1,212,250
4.63%, 04/17/2034	500,000	506,141
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	171,956
4.75%, 05/21/2029	200,000	203,494
		4,090,705
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	379,603
3.25%, 04/16/2030	350,000	316,318
3.50%, 02/12/2034	250,000	205,564
3.75%, 01/11/2028	100,000	96,944
3.77%, 05/24/2061	200,000	116,997
4.15%, 03/28/2027	200,000	197,369
4.28%, 08/14/2041	1,025,000	779,288
4.40%, 02/12/2052	400,000	278,111
4.50%, 04/22/2029	250,000	242,763

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 01/31/2050	$250,000	$180,424
4.60%, 02/10/2048	200,000	147,167
4.75%, 04/27/2032	200,000	186,713
5.00%, 04/27/2051	200,000	153,883
5.40%, 02/09/2028	850,000	858,310
5.55%, 01/21/2045 (b)	450,000	399,164
6.00%, 05/07/2036	2,000,000	1,938,593
6.05%, 01/11/2040	30,000	28,369
6.34%, 05/04/2053	500,000	455,802
6.35%, 02/09/2035	500,000	501,578
6.40%, 05/07/2054	1,250,000	1,144,721
6.88%, 05/13/2037	1,200,000	1,232,324
Series MTN, 4.75%, 03/08/2044	100,000	77,877
		9,917,882
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	145,489
3.16%, 01/23/2030	200,000	174,488
3.30%, 01/19/2033	500,000	390,389
3.87%, 07/23/2060	200,000	107,563
3.88%, 03/17/2028	200,000	190,102
4.50%, 05/15/2047	50,000	32,985
4.50%, 04/16/2050	700,000	447,424
6.40%, 02/14/2035	200,000	188,067
6.70%, 01/26/2036	50,000	47,959
6.85%, 03/28/2054	850,000	745,088
8.00%, 03/01/2038	700,000	723,898
		3,193,452
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	1,820,000	1,601,055
2.78%, 12/01/2060	150,000	81,834
3.00%, 01/15/2034	250,000	206,862
3.23%, 07/28/2121 (b)	150,000	80,619
3.30%, 03/11/2041	815,000	600,248
3.55%, 03/10/2051	70,000	48,203
3.60%, 01/15/2072	250,000	155,241
5.38%, 02/08/2035	100,000	98,181
5.63%, 11/18/2050	150,000	142,789
5.88%, 08/08/2054	550,000	533,175
6.55%, 03/14/2037	25,000	26,621
		3,574,828
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	207,964
1.95%, 01/06/2032 (b)	200,000	165,945
2.46%, 05/05/2030	200,000	179,999
2.65%, 12/10/2045	600,000	384,244
2.95%, 05/05/2045	250,000	170,194
3.00%, 02/01/2028	1,500,000	1,437,811
Security Description	Principal Amount	Value
3.20%, 07/06/2046	$200,000	$139,986
3.70%, 03/01/2041	200,000	161,101
3.70%, 02/02/2042	100,000	79,690
3.95%, 01/20/2040	200,000	170,045
4.63%, 07/17/2028 (b)	500,000	500,299
4.75%, 03/05/2035	350,000	338,983
5.00%, 07/17/2033	200,000	198,258
5.00%, 01/13/2037	150,000	147,122
5.50%, 01/17/2048	500,000	490,391
5.60%, 05/14/2049	250,000	247,006
5.61%, 04/13/2033 (b)	500,000	514,305
7.75%, 01/14/2031	100,000	115,103
		5,648,446
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	172,931
4.63%, 03/18/2029	250,000	250,005
4.88%, 02/12/2030	925,000	933,470
4.88%, 10/04/2033	500,000	492,132
5.13%, 09/18/2034	250,000	247,909
5.38%, 02/12/2035	245,000	246,483
5.50%, 11/16/2027	350,000	359,049
5.50%, 03/18/2054	895,000	841,383
5.75%, 11/16/2032	250,000	262,084
		3,805,446
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.13%, 12/29/2026	200,000	189,310
2.38%, 04/21/2027	25,000	24,068
2.50%, 06/29/2041	250,000	178,096
4.13%, 10/17/2027	285,000	283,884
4.25%, 09/15/2027	250,000	249,584
4.50%, 01/11/2029	200,000	200,767
5.00%, 01/11/2028	250,000	254,391
5.13%, 09/18/2028	200,000	205,034
5.13%, 01/11/2033 (b)	200,000	204,970
5.25%, 01/14/2035	1,000,000	1,033,742
Korea Development Bank:
0.80%, 07/19/2026	250,000	238,921
1.63%, 01/19/2031	250,000	213,249
4.38%, 02/15/2028	200,000	200,322
4.38%, 02/15/2033	750,000	731,093
4.50%, 02/15/2029	200,000	200,579
4.63%, 02/15/2027	200,000	201,199
4.63%, 02/03/2028	250,000	252,271
4.88%, 02/03/2030	250,000	254,934
Korea International Bonds:
1.00%, 09/16/2030	200,000	169,011
3.50%, 09/20/2028	200,000	195,626
4.50%, 07/03/2029	350,000	354,552
		5,835,603

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SUPRANATIONAL — 1.3%
African Development Bank:
3.50%, 09/18/2029	$400,000	$391,260
4.00%, 03/18/2030	300,000	298,962
4.13%, 02/25/2027	850,000	851,674
4.38%, 03/14/2028 (b)	400,000	404,412
4.63%, 01/04/2027	175,000	176,754
Series GMTN, 4.38%, 11/03/2027	405,000	408,989
Asian Development Bank:
3.13%, 04/27/2032	250,000	233,905
4.38%, 03/22/2035	195,000	195,277
Series GMTN, 0.75%, 10/08/2030	200,000	167,382
Series GMTN, 1.00%, 04/14/2026	100,000	96,883
Series GMTN, 1.25%, 06/09/2028	100,000	91,922
Series GMTN, 1.50%, 01/20/2027	500,000	478,420
Series GMTN, 1.50%, 03/04/2031	250,000	215,815
Series GMTN, 1.88%, 03/15/2029	250,000	230,635
Series GMTN, 1.88%, 01/24/2030	500,000	452,795
Series GMTN, 2.00%, 04/24/2026	100,000	97,838
Series GMTN, 2.38%, 08/10/2027	50,000	48,238
Series GMTN, 2.50%, 11/02/2027	100,000	96,434
Series GMTN, 2.63%, 01/12/2027	50,000	48,818
Series GMTN, 3.13%, 08/20/2027	1,000,000	980,960
Series GMTN, 3.13%, 09/26/2028	50,000	48,641
Series GMTN, 3.63%, 08/28/2029	750,000	737,647
Series GMTN, 3.75%, 04/25/2028	175,000	173,901
Series GMTN, 3.88%, 09/28/2032 (b)	200,000	195,968
Series GMTN, 4.00%, 01/12/2033	170,000	167,391
Series GMTN, 4.13%, 01/12/2027	2,215,000	2,219,607
Series GMTN, 4.13%, 01/12/2034	500,000	493,170
Series GMTN, 4.38%, 01/14/2028 (b)	1,240,000	1,253,355
Series GMTN, 4.38%, 03/06/2029 (b)	360,000	364,824
Series GMTN, 4.50%, 08/25/2028	383,000	389,235
Security Description	Principal Amount	Value
Series GMTN, 4.88%, 05/21/2026	$789,000	$795,880
Asian Infrastructure Investment Bank:
3.75%, 09/14/2027	200,000	199,022
4.00%, 01/18/2028	500,000	500,525
4.50%, 01/16/2030	250,000	254,605
Corp. Andina de Fomento:
4.75%, 04/01/2026	45,000	45,158
5.00%, 01/24/2029	470,000	479,409
5.00%, 01/22/2030	200,000	204,758
6.00%, 04/26/2027	175,000	180,787
Council of Europe Development Bank:
0.88%, 09/22/2026 (b)	100,000	95,547
3.63%, 01/26/2028	150,000	148,532
4.13%, 01/24/2029	550,000	551,771
4.50%, 01/15/2030 (b)	200,000	203,844
4.63%, 06/11/2027	80,000	81,030
European Bank for Reconstruction & Development:
Series GMTN, 4.38%, 03/09/2028	660,000	667,300
Series MTN, 4.25%, 03/13/2034	400,000	397,612
European Investment Bank:
0.75%, 10/26/2026	250,000	237,745
0.75%, 09/23/2030	200,000	167,868
1.25%, 02/14/2031	390,000	332,810
1.63%, 05/13/2031	100,000	86,713
1.75%, 03/15/2029	133,000	122,150
2.13%, 04/13/2026	100,000	98,027
2.38%, 05/24/2027	100,000	96,719
3.63%, 07/15/2030	1,120,000	1,096,178
3.75%, 11/15/2029	750,000	740,865
3.75%, 02/14/2033	990,000	959,914
3.88%, 03/15/2028	300,000	299,322
3.88%, 06/15/2028	370,000	369,086
4.00%, 02/15/2029	1,180,000	1,179,870
4.13%, 02/13/2034	286,000	281,893
4.38%, 03/19/2027 (b)	1,260,000	1,269,286
4.38%, 10/10/2031	2,175,000	2,202,405
4.50%, 10/16/2028	500,000	508,425
4.50%, 03/14/2030	1,190,000	1,213,241
4.63%, 02/12/2035 (b)	285,000	291,147
4.75%, 06/15/2029	417,000	428,693
Series GMTN, 1.38%, 03/15/2027	350,000	332,994
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	461,260
1.13%, 07/20/2028	200,000	182,496
1.50%, 01/13/2027	350,000	335,024
2.00%, 07/23/2026	100,000	97,422
2.38%, 07/07/2027	100,000	96,573

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 09/18/2028	$100,000	$97,283
3.50%, 09/14/2029	200,000	195,644
4.00%, 01/12/2028	200,000	200,192
4.13%, 02/15/2029	2,280,000	2,289,895
4.38%, 02/01/2027	250,000	251,585
4.38%, 07/17/2034 (b)	250,000	250,688
4.38%, 01/24/2044	75,000	71,109
4.50%, 02/15/2030	350,000	356,706
Series GMTN, 0.88%, 04/20/2026	250,000	241,805
Series GMTN, 1.13%, 01/13/2031	750,000	635,302
Series GMTN, 3.63%, 09/17/2031	1,000,000	968,700
Series GMTN, 4.50%, 05/15/2026	1,315,000	1,320,983
Series GMTN, 4.50%, 09/13/2033	200,000	202,598
Inter-American Investment Corp.:
4.13%, 02/15/2028	200,000	200,430
4.25%, 02/14/2029	175,000	175,809
4.25%, 04/01/2030 (e)	250,000	251,130
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	390,000	358,823
0.75%, 08/26/2030	170,000	142,786
0.88%, 07/15/2026	1,000,000	960,870
0.88%, 05/14/2030	250,000	213,365
1.13%, 09/13/2028	500,000	454,265
1.25%, 02/10/2031	500,000	425,460
1.38%, 04/20/2028	250,000	231,495
1.63%, 11/03/2031	1,000,000	853,310
1.75%, 10/23/2029	250,000	226,213
2.50%, 11/22/2027	250,000	240,923
3.13%, 06/15/2027	700,000	687,414
3.50%, 07/12/2028	2,100,000	2,069,277
3.88%, 10/16/2029	2,325,000	2,308,237
3.88%, 02/14/2030	825,000	817,963
3.88%, 08/28/2034	435,000	419,897
4.00%, 08/27/2026	1,081,000	1,080,622
4.00%, 07/25/2030	500,000	497,880
4.00%, 01/10/2031	500,000	496,625
4.13%, 03/20/2030	1,180,000	1,182,454
4.50%, 04/10/2031	455,000	463,668
Series GMTN, 4.63%, 01/15/2032	1,140,000	1,166,710
Series GMTN, 4.75%, 02/15/2035	25,000	25,769
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	500,000	476,185
Series GMTN, 2.13%, 04/07/2026	100,000	98,037
Security Description	Principal Amount	Value
Series GMTN, 4.25%, 07/02/2029	$280,000	$282,360
Series GMTN, 4.50%, 01/21/2028	275,000	278,946
Series GMTN, 4.50%, 07/13/2028	135,000	137,221
Nordic Investment Bank:
4.25%, 02/28/2029	200,000	201,524
4.38%, 03/14/2028	200,000	202,216
		55,015,392
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	200,000	200,432
Series GMTN, 2.25%, 03/22/2027	250,000	241,216
Series GMTN, 3.75%, 09/13/2027	200,000	198,739
		640,387
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	232,937
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	535,059
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	224,440
4.38%, 01/23/2031	280,000	275,035
4.98%, 04/20/2055	400,000	358,145
5.10%, 06/18/2050	175,000	162,425
5.44%, 02/14/2037	687,500	695,317
5.75%, 10/28/2034	350,000	364,278
		2,614,699
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $135,492,469)		129,556,947
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Federal Farm Credit Banks Funding Corp.:
0.68%, 1/13/2027	250,000	235,155
0.70%, 1/27/2027	100,000	94,124
0.79%, 6/21/2027	125,000	116,059
0.90%, 8/19/2027	100,000	92,650
1.00%, 8/3/2027	100,000	93,328
1.04%, 1/25/2029	150,000	133,417
1.10%, 8/10/2029	150,000	132,157
1.14%, 8/20/2029	150,000	131,293
1.15%, 8/12/2030	100,000	84,682
1.32%, 9/9/2030	100,000	85,267
1.38%, 1/14/2031	250,000	211,336

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 7/23/2035	$100,000	$74,666
1.69%, 8/20/2035	100,000	74,497
1.95%, 8/13/2040	100,000	66,368
1.99%, 3/17/2031	500,000	435,770
4.38%, 6/23/2026	2,000,000	2,009,146
Federal Home Loan Banks:
0.83%, 2/10/2027	100,000	94,030
0.90%, 2/26/2027	150,000	141,026
1.00%, 8/16/2028	250,000	224,962
1.25%, 12/21/2026	1,000,000	954,003
3.25%, 6/9/2028	500,000	489,357
3.25%, 11/16/2028	280,000	273,728
3.63%, 9/4/2026	2,500,000	2,487,093
4.00%, 6/30/2028	500,000	501,149
4.13%, 1/15/2027 (b)	500,000	501,284
4.63%, 11/17/2026	1,000,000	1,009,659
4.75%, 4/9/2027	2,160,000	2,194,065
Series 677, 5.50%, 7/15/2036	135,000	147,379
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025 (b)	1,000,000	987,977
0.75%, 6/23/2026	150,000	143,720
1.50%, 4/1/2037	8,899,876	7,814,547
1.50%, 12/1/2040	2,016,381	1,665,462
1.50%, 2/1/2051	1,915,538	1,449,267
1.50%, 10/1/2051	1,667,499	1,261,900
1.50%, 11/1/2051	4,871,987	3,686,557
2.00%, 2/1/2036	1,802,090	1,632,960
2.00%, 3/1/2036	7,551,371	6,874,530
2.00%, 6/1/2036	1,489,904	1,353,383
2.00%, 1/1/2037	2,131,130	1,926,707
2.00%, 4/1/2037	1,268,251	1,146,445
2.00%, 9/1/2050	5,369,034	4,332,076
2.00%, 10/1/2050	1,113,347	893,277
2.00%, 12/1/2050	846,285	679,060
2.00%, 1/1/2051	5,818,663	4,659,427
2.00%, 2/1/2051	2,659,212	2,130,040
2.00%, 6/1/2051	955,564	771,473
2.00%, 7/1/2051	11,186,260	8,954,017
2.00%, 9/1/2051	6,386,853	5,102,860
2.00%, 11/1/2051	6,421,312	5,126,403
2.00%, 12/1/2051	1,726,189	1,397,405
2.00%, 2/1/2052	7,523,329	6,015,441
2.00%, 3/1/2052	4,608,274	3,669,296
2.22%, 7/13/2040	150,000	103,486
2.50%, 10/1/2029	7,599	7,350
2.50%, 1/1/2031	19,033	18,262
2.50%, 5/1/2031	30,560	29,250
2.50%, 6/1/2031	56,713	54,252
2.50%, 10/1/2031	55,414	52,916
2.50%, 12/1/2031	72,287	69,097
2.50%, 12/1/2032	266,819	253,138
2.50%, 2/1/2033	278,584	264,135
2.50%, 9/1/2035	385,736	359,143
Security Description	Principal Amount	Value
2.50%, 1/1/2037	$1,377,525	$1,275,625
2.50%, 1/1/2042	891,815	785,130
2.50%, 7/1/2042	2,711,028	2,380,767
2.50%, 9/1/2046	548,208	469,113
2.50%, 7/1/2050	2,406,106	2,019,748
2.50%, 10/1/2050	1,565,163	1,312,382
2.50%, 1/1/2051	643,828	537,457
2.50%, 2/1/2051	6,096,982	5,111,022
2.50%, 6/1/2051	4,910,418	4,086,814
2.50%, 9/1/2051	4,319,731	3,607,852
2.50%, 10/1/2051	3,595,062	3,001,491
2.50%, 11/1/2051	4,424,246	3,692,398
2.50%, 12/1/2051	7,241,154	6,056,821
2.50%, 3/1/2052	3,233,997	2,695,447
2.50%, 4/1/2052	27,006,646	22,594,741
2.50%, 1/1/2054	9,588,842	8,011,604
3.00%, 10/1/2030	122,084	118,778
3.00%, 12/1/2030	23,030	22,347
3.00%, 5/1/2031	17,440	16,890
3.00%, 12/1/2031	104,011	100,417
3.00%, 2/1/2032	136,276	131,502
3.00%, 5/1/2032	137,305	132,470
3.00%, 7/1/2032	38,740	37,354
3.00%, 1/1/2033	167,703	161,342
3.00%, 3/1/2035	729,209	693,631
3.00%, 5/1/2035	344,644	328,600
3.00%, 4/1/2036	104,195	98,255
3.00%, 6/1/2036	67,331	63,391
3.00%, 2/1/2038	198,084	185,026
3.00%, 5/1/2042	417,261	378,147
3.00%, 1/1/2043	1,052,787	957,402
3.00%, 7/1/2043	1,087,211	986,323
3.00%, 6/1/2045	25,014	22,238
3.00%, 8/1/2045	162,284	146,498
3.00%, 4/1/2046	94,672	84,157
3.00%, 6/1/2046	1,221,955	1,106,573
3.00%, 7/1/2046	1,592,105	1,413,629
3.00%, 8/1/2046	181,380	161,234
3.00%, 9/1/2046	58,841	52,305
3.00%, 10/1/2046	101,106	89,876
3.00%, 11/1/2046	367,150	326,370
3.00%, 12/1/2046	332,294	295,385
3.00%, 1/1/2047	241,134	214,351
3.00%, 2/1/2047	662,369	582,937
3.00%, 4/1/2047	1,572,670	1,396,372
3.00%, 9/1/2049	159,143	139,790
3.00%, 12/1/2049	154,435	135,654
3.00%, 2/1/2050	11,089,525	9,754,242
3.00%, 5/1/2050	1,386,438	1,220,231
3.00%, 8/1/2050	2,931,392	2,598,839
3.00%, 6/1/2051	1,273,453	1,113,263
3.00%, 12/1/2051	2,131,515	1,854,204
3.00%, 3/1/2052	4,078,977	3,544,159
3.00%, 4/1/2052	865,990	752,445
3.00%, 5/1/2052	1,948,573	1,691,190

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2052	$1,379,553	$1,197,105
3.50%, 4/1/2032	69,294	67,736
3.50%, 6/1/2033	133,057	129,695
3.50%, 9/1/2033	89,637	87,301
3.50%, 11/1/2034	66,711	64,353
3.50%, 3/1/2037	84,021	80,497
3.50%, 10/1/2037	1,153,841	1,110,161
3.50%, 7/1/2038	1,027,105	988,223
3.50%, 4/1/2042	98,305	91,956
3.50%, 12/1/2042	70,094	65,422
3.50%, 8/1/2043	175,511	163,543
3.50%, 5/1/2044	758,409	706,787
3.50%, 11/1/2044	10,622	9,834
3.50%, 1/1/2045	14,493	13,417
3.50%, 7/1/2045	89,787	82,945
3.50%, 10/1/2045	13,809	12,757
3.50%, 12/1/2045	169,934	156,983
3.50%, 1/1/2046	20,538	18,972
3.50%, 3/1/2046	41,460	38,067
3.50%, 4/1/2046	59,201	54,357
3.50%, 6/1/2046	70,631	64,851
3.50%, 8/1/2046	804,379	743,076
3.50%, 12/1/2046	235,563	216,286
3.50%, 2/1/2047	154,716	142,055
3.50%, 3/1/2047	148,466	136,316
3.50%, 4/1/2047	83,341	76,480
3.50%, 6/1/2047	79,330	72,799
3.50%, 10/1/2047	144,727	132,814
3.50%, 11/1/2047	51,970	47,692
3.50%, 12/1/2047	115,752	106,223
3.50%, 4/1/2049	116,808	106,690
3.50%, 7/1/2049	312,205	284,784
3.50%, 8/1/2049	928,014	851,129
3.50%, 9/1/2049	1,524,680	1,400,298
3.50%, 10/1/2049	33,863	30,889
3.50%, 3/1/2050	800,761	730,429
3.50%, 9/1/2052	5,664,520	5,134,687
3.50%, 10/1/2052	5,960,819	5,385,632
3.50%, 11/1/2052	1,247,726	1,127,230
4.00%, 11/1/2033	97,178	96,012
4.00%, 4/1/2042	9,382	9,030
4.00%, 6/1/2042	28,167	27,061
4.00%, 7/1/2042	465,241	447,776
4.00%, 12/1/2044	10,657	10,166
4.00%, 4/1/2045	7,721	7,349
4.00%, 10/1/2045	18,714	17,812
4.00%, 12/1/2045	35,946	34,212
4.00%, 1/1/2046	127,794	121,631
4.00%, 2/1/2046	50,966	48,508
4.00%, 1/1/2047	161,317	152,851
4.00%, 2/1/2047	63,729	60,384
4.00%, 6/1/2047	112,706	106,667
4.00%, 9/1/2047	137,384	130,022
4.00%, 11/1/2047	102,847	97,336
4.00%, 1/1/2048	269,249	254,821
Security Description	Principal Amount	Value
4.00%, 10/1/2048	$513,642	$485,856
4.00%, 4/1/2049	40,531	38,324
4.00%, 2/1/2051	2,009,802	1,898,121
4.00%, 8/1/2052	2,273,588	2,122,400
4.00%, 10/1/2052	326,630	305,092
4.00%, 11/1/2052	708,763	661,303
4.00%, 1/1/2053	4,784,819	4,463,673
4.50%, 5/1/2042	246,776	244,667
4.50%, 5/1/2044	98,643	97,090
4.50%, 12/1/2045	151,538	149,151
4.50%, 9/1/2046	112,917	110,741
4.50%, 4/1/2047	56,265	54,739
4.50%, 10/1/2047	85,028	82,723
4.50%, 11/1/2047	72,071	70,117
4.50%, 12/1/2047	38,590	37,544
4.50%, 7/1/2048	203,505	197,771
4.50%, 9/1/2048	322,161	312,693
4.50%, 11/1/2048	109,130	106,055
4.50%, 6/1/2049	148,867	144,444
4.50%, 11/1/2049	308,152	298,996
4.50%, 6/1/2052	892,416	856,202
4.50%, 10/1/2052	930,971	892,641
4.50%, 11/1/2052	930,912	892,441
4.50%, 12/1/2052	1,979,322	1,909,837
4.50%, 5/1/2053	201,075	192,519
5.00%, 7/1/2041	49,910	50,556
5.00%, 11/1/2048	109,323	109,042
5.00%, 9/1/2052	2,666,964	2,624,580
5.00%, 10/1/2052	650,666	643,203
5.00%, 12/1/2052	1,140,473	1,129,687
5.00%, 2/1/2053	5,019,853	4,936,796
5.00%, 7/1/2053	5,796,063	5,694,035
5.00%, 12/1/2053	585,812	574,954
5.00%, 11/1/2054	9,251,762	9,069,119
5.00%, 1/1/2055	6,945,812	6,808,692
5.50%, 8/1/2038	140,188	144,545
5.50%, 12/1/2052	375,448	380,259
5.50%, 2/1/2053	1,833,969	1,838,016
5.50%, 7/1/2053	5,678,722	5,687,677
5.50%, 3/1/2054	6,131,433	6,126,374
5.50%, 11/1/2054	18,909,766	18,895,374
6.00%, 7/1/2040	55,209	58,038
6.00%, 9/1/2053	1,204,450	1,238,909
6.00%, 11/1/2053	4,233,255	4,305,694
6.00%, 12/1/2053	1,106,607	1,125,458
6.00%, 6/1/2054	5,039,270	5,122,320
6.00%, 8/1/2054	8,279,717	8,410,243
6.00%, 9/1/2054	3,882,892	3,945,983
6.25%, 7/15/2032 (b)	3,960,000	4,471,238
6.50%, 6/1/2053	1,072,944	1,107,593
6.50%, 10/1/2053	1,654,511	1,707,941
6.50%, 12/1/2053	2,551,047	2,665,175
6.50%, 1/1/2054	4,837,927	4,994,163
6.50%, 2/1/2055	1,999,803	2,063,122
6.75%, 3/15/2031	1,300,000	1,479,173

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 1/1/2054	$2,485,057	$2,599,163
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K062, Class A2, 3.41%, 12/25/2026	400,000	394,005
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	988,904
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	247,927
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	157,697
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,579,718
Series K090, Class A2, 3.42%, 2/25/2029	163,934	158,920
Series K091, Class A2, 3.51%, 3/25/2029	2,500,000	2,430,204
Series K092, Class A2, 3.30%, 4/25/2029	350,000	337,290
Series K093, Class A2, 2.98%, 5/25/2029	100,000	95,226
Series K094, Class A2, 2.90%, 6/25/2029	352,767	334,110
Series K098, Class A2, 2.43%, 8/25/2029	100,000	92,684
Series K099, Class A2, 2.60%, 9/25/2029	100,000	93,180
Series K101, Class A2, 2.52%, 10/25/2029	200,000	185,350
Series K109, Class A2, 1.56%, 4/25/2030	100,000	87,584
Series K114, Class A2, 1.37%, 6/25/2030	85,000	73,177
Series K115, Class A2, 1.38%, 6/25/2030	400,000	344,767
Series K118, Class A2, 1.49%, 9/25/2030	750,000	646,098
Series K121, Class A2, 1.55%, 10/25/2030	320,000	275,289
Series K123, Class A2, 1.62%, 12/25/2030	233,333	201,098
Series K124, Class A2, 1.66%, 12/25/2030	500,000	431,034
Series K126, Class A2, 2.07%, 1/25/2031	500,000	441,082
Series K127, Class A2, 2.11%, 1/25/2031	450,000	397,198
Series K131, Class A2, 1.85%, 7/25/2031	500,000	430,757
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	869,870
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	231,888
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	194,822
Security Description	Principal Amount	Value
Series K-1520, Class A2, 2.44%, 2/25/2036	$520,000	$420,872
Series K1522, Class A2, 2.36%, 10/25/2036	1,250,000	988,911
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	489,900
Series K515, Class A2, 5.40%, 1/25/2029	1,500,000	1,550,155
Series K528, Class A2, 4.51%, 7/25/2029	750,000	754,128
Series K735, Class A2, 2.86%, 5/25/2026	192,010	189,028
Series K736, Class A2, 2.28%, 7/25/2026	270,221	263,717
Series K743, Class A2, 1.77%, 5/25/2028	300,000	278,437
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	465,078
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,594,223
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	386,608
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	154,378
Federal National Mortgage Association:
0.75%, 10/8/2027	1,700,000	1,572,393
0.88%, 12/18/2026	125,000	118,425
0.88%, 8/5/2030	1,900,000	1,613,499
1.50%, 7/1/2036	2,950,402	2,594,482
1.50%, 10/1/2036	2,946,010	2,590,877
1.50%, 3/1/2037	3,972,799	3,488,321
1.50%, 4/1/2037	1,174,319	1,031,112
1.50%, 1/1/2042	716,344	587,362
1.50%, 12/1/2050	2,338,767	1,771,664
1.50%, 3/1/2051	2,446,505	1,852,752
1.50%, 11/1/2051	7,011,422	5,305,434
1.88%, 9/24/2026	1,000,000	969,889
2.00%, 11/1/2031	37,922	35,672
2.00%, 8/1/2035	587,928	535,639
2.00%, 11/1/2035	1,481,470	1,348,683
2.00%, 12/1/2035	791,259	719,971
2.00%, 2/1/2036	1,753,669	1,594,167
2.00%, 6/1/2036	2,759,175	2,504,244
2.00%, 7/1/2036	2,444,163	2,217,785
2.00%, 10/1/2036	824,921	748,135
2.00%, 12/1/2036	5,602,935	5,079,668
2.00%, 5/1/2037	3,837,956	3,469,350
2.00%, 6/1/2041	6,453,872	5,516,469
2.00%, 11/1/2041	1,895,854	1,616,963
2.00%, 1/1/2042	3,870,177	3,297,972
2.00%, 7/1/2050	668,262	537,251
2.00%, 8/1/2050	1,177,249	946,087
2.00%, 9/1/2050	1,808,198	1,470,038

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 10/1/2050	$15,421,114	$12,372,892
2.00%, 11/1/2050	3,357,460	2,689,814
2.00%, 1/1/2051	14,611,160	11,708,527
2.00%, 2/1/2051	2,512,339	2,011,618
2.00%, 3/1/2051	12,690,876	10,132,980
2.00%, 4/1/2051	4,127,881	3,299,499
2.00%, 5/1/2051	7,878,038	6,312,728
2.00%, 7/1/2051	10,655,784	8,532,815
2.00%, 9/1/2051	5,457,027	4,362,645
2.00%, 11/1/2051	18,437,980	14,731,891
2.00%, 1/1/2052	4,162,668	3,320,648
2.00%, 2/1/2052	7,225,973	5,786,645
2.00%, 3/1/2052	2,678,908	2,133,057
2.00%, 4/1/2052	7,809,234	6,256,850
2.00%, 6/1/2052	11,863,566	9,437,001
2.00%, 10/1/2052	3,915,876	3,127,424
2.13%, 4/24/2026	950,000	931,320
2.50%, 3/1/2029	34,478	33,649
2.50%, 7/1/2030	187,689	183,359
2.50%, 2/1/2031	29,493	28,285
2.50%, 10/1/2031	55,234	52,623
2.50%, 12/1/2031	100,328	95,618
2.50%, 1/1/2032	37,567	35,785
2.50%, 4/1/2032	359,166	342,040
2.50%, 6/1/2032	890,846	852,334
2.50%, 10/1/2032	122,427	116,110
2.50%, 12/1/2032	242,592	229,777
2.50%, 1/1/2033	137,344	130,118
2.50%, 2/1/2035	1,481,399	1,412,509
2.50%, 8/1/2035	1,746,679	1,626,921
2.50%, 9/1/2035	2,319,091	2,159,209
2.50%, 2/1/2036	653,222	606,884
2.50%, 3/1/2037	807,188	746,852
2.50%, 6/1/2040	223,762	199,304
2.50%, 8/1/2040	131,121	116,708
2.50%, 4/1/2042	4,539,193	3,989,037
2.50%, 11/1/2049	1,295,737	1,089,598
2.50%, 12/1/2049	576,947	485,161
2.50%, 7/1/2050	1,039,369	872,474
2.50%, 8/1/2050	2,526,711	2,120,203
2.50%, 10/1/2050	1,610,316	1,350,243
2.50%, 11/1/2050	1,970,126	1,651,329
2.50%, 12/1/2050	1,119,551	938,044
2.50%, 4/1/2051	6,628,471	5,553,393
2.50%, 7/1/2051	6,279,576	5,248,617
2.50%, 8/1/2051	10,856,521	9,091,914
2.50%, 9/1/2051	3,772,135	3,157,846
2.50%, 10/1/2051	9,383,250	7,848,192
2.50%, 12/1/2051	3,361,348	2,840,465
2.50%, 1/1/2052	6,313,999	5,265,438
2.50%, 2/1/2052	1,060,076	884,825
2.50%, 3/1/2052	5,340,909	4,451,500
2.50%, 4/1/2052	5,042,963	4,197,829
3.00%, 10/1/2028	13,147	12,893
3.00%, 8/1/2029	7,908	7,716
Security Description	Principal Amount	Value
3.00%, 5/1/2030	$26,497	$26,061
3.00%, 6/1/2030	7,771	7,559
3.00%, 8/1/2030	162,357	158,016
3.00%, 9/1/2030	9,319	9,047
3.00%, 11/1/2030	19,943	19,354
3.00%, 12/1/2030	123,527	119,892
3.00%, 4/1/2031	62,650	60,652
3.00%, 12/1/2031	108,850	105,056
3.00%, 2/1/2032	327,761	316,325
3.00%, 5/1/2032	120,128	115,798
3.00%, 8/1/2032	39,421	37,949
3.00%, 10/1/2032	68,675	66,071
3.00%, 2/1/2034	314,462	302,840
3.00%, 7/1/2034	88,083	84,079
3.00%, 6/1/2035	1,129,317	1,075,553
3.00%, 6/1/2036	19,474	18,323
3.00%, 8/1/2036	97,695	91,849
3.00%, 9/1/2036	174,936	164,360
3.00%, 10/1/2036	54,015	50,716
3.00%, 12/1/2036	104,984	98,285
3.00%, 4/1/2037	497,191	467,997
3.00%, 6/1/2037	1,156,435	1,094,731
3.00%, 11/1/2037	218,004	198,007
3.00%, 2/1/2038	1,566,257	1,482,686
3.00%, 5/1/2042	1,691,174	1,536,268
3.00%, 6/1/2042	416,254	378,073
3.00%, 6/1/2043	123,751	112,416
3.00%, 7/1/2043	27,236	24,677
3.00%, 2/1/2044	226,932	205,613
3.00%, 1/1/2045	403,175	365,299
3.00%, 5/1/2045	374,033	338,895
3.00%, 9/1/2045	21,423	19,021
3.00%, 11/1/2045	143,894	127,764
3.00%, 12/1/2045	27,993	24,855
3.00%, 5/1/2046	195,832	173,859
3.00%, 7/1/2046	219,722	195,068
3.00%, 10/1/2046	145,598	129,261
3.00%, 11/1/2046	305,715	271,413
3.00%, 12/1/2046	275,201	244,322
3.00%, 1/1/2047	771,613	685,036
3.00%, 2/1/2047	247,088	219,364
3.00%, 5/1/2047	282,701	250,924
3.00%, 11/1/2047	152,621	135,465
3.00%, 9/1/2049	1,352,667	1,188,332
3.00%, 11/1/2049	456,596	401,070
3.00%, 12/1/2049	3,707,777	3,266,563
3.00%, 1/1/2050	1,328,581	1,167,016
3.00%, 2/1/2050	3,232,093	2,869,443
3.00%, 3/1/2050	854,601	749,080
3.00%, 5/1/2050	958,581	838,754
3.00%, 7/1/2050	838,777	735,981
3.00%, 8/1/2050	346,932	304,306
3.00%, 9/1/2050	2,237,827	1,966,781
3.00%, 10/1/2050	160,684	140,842
3.00%, 1/1/2051	3,136,602	2,772,991

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2051	$668,749	$591,610
3.00%, 1/1/2052	2,299,423	2,005,191
3.00%, 2/1/2052	3,800,953	3,314,071
3.00%, 5/1/2052	5,788,438	5,023,192
3.00%, 6/1/2052	5,526,382	4,838,237
3.50%, 11/1/2025	958	952
3.50%, 1/1/2027	1,464	1,450
3.50%, 5/1/2029	8,212	8,083
3.50%, 10/1/2029	8,228	8,090
3.50%, 2/1/2031	18,282	18,111
3.50%, 3/1/2032	54,009	52,764
3.50%, 4/1/2032	82,082	80,199
3.50%, 2/1/2033	171,666	167,385
3.50%, 4/1/2033	52,544	51,162
3.50%, 11/1/2034	380,080	368,777
3.50%, 12/1/2035	12,195	11,698
3.50%, 1/1/2037	96,323	92,200
3.50%, 2/1/2037	132,541	126,821
3.50%, 7/1/2037	55,786	53,331
3.50%, 4/1/2038	123,815	117,937
3.50%, 2/1/2041	43,310	40,453
3.50%, 10/1/2044	9,731	8,997
3.50%, 1/1/2045	26,551	24,546
3.50%, 2/1/2045	1,186,294	1,105,818
3.50%, 5/1/2045	10,743	9,911
3.50%, 8/1/2045	35,710	32,946
3.50%, 11/1/2045	12,448	11,485
3.50%, 12/1/2045	193,250	178,291
3.50%, 1/1/2046	127,854	117,957
3.50%, 2/1/2046	165,020	152,247
3.50%, 4/1/2046	91,098	83,535
3.50%, 5/1/2046	137,871	126,423
3.50%, 6/1/2046	34,080	31,251
3.50%, 7/1/2046	102,367	93,868
3.50%, 8/1/2046	1,059,859	986,288
3.50%, 1/1/2047	160,528	147,200
3.50%, 2/1/2047	720,131	659,643
3.50%, 3/1/2047	153,228	140,506
3.50%, 4/1/2047	306,087	280,541
3.50%, 5/1/2047	1,165,564	1,069,972
3.50%, 6/1/2047	120,705	110,631
3.50%, 7/1/2047	1,582,699	1,475,332
3.50%, 9/1/2047	112,160	102,799
3.50%, 10/1/2047	1,005,302	921,400
3.50%, 11/1/2047	29,510	27,047
3.50%, 12/1/2047	2,656,466	2,454,277
3.50%, 1/1/2048	62,576	57,353
3.50%, 2/1/2048	102,171	93,706
3.50%, 6/1/2048	168,016	153,854
3.50%, 10/1/2048	534,935	490,290
3.50%, 11/1/2048	1,029,080	943,428
3.50%, 3/1/2049	1,185,332	1,086,406
3.50%, 5/1/2049	1,050,275	958,029
3.50%, 6/1/2049	2,794,234	2,561,031
3.50%, 7/1/2049	156,287	142,560
Security Description	Principal Amount	Value
3.50%, 8/1/2049	$438,865	$400,319
3.50%, 2/1/2050	3,091,356	2,839,264
3.50%, 6/1/2050	252,941	230,693
3.50%, 8/1/2050	2,413,165	2,226,367
3.50%, 7/1/2051	665,328	606,891
3.50%, 12/1/2051	288,126	261,654
3.50%, 5/1/2052	2,892,040	2,628,260
3.50%, 6/1/2052	4,307,367	3,892,731
3.50%, 7/1/2052	2,066,167	1,876,998
3.50%, 2/1/2053	2,107,900	1,919,236
4.00%, 3/1/2031	61,315	60,919
4.00%, 10/1/2033	35,755	35,380
4.00%, 10/1/2037	337,586	329,083
4.00%, 1/1/2038	1,094,012	1,069,762
4.00%, 1/1/2039	38,650	37,569
4.00%, 2/1/2039	32,749	31,843
4.00%, 12/1/2040	18,595	17,901
4.00%, 2/1/2043	98,647	94,966
4.00%, 10/1/2043	218,628	210,028
4.00%, 11/1/2043	70,345	67,228
4.00%, 12/1/2043	74,683	71,374
4.00%, 10/1/2044	11,764	11,208
4.00%, 1/1/2045	219,377	210,512
4.00%, 3/1/2045	12,159	11,558
4.00%, 5/1/2045	629,191	599,426
4.00%, 7/1/2045	11,735	11,155
4.00%, 9/1/2045	46,635	44,331
4.00%, 12/1/2045	19,830	18,850
4.00%, 2/1/2046	1,120,740	1,078,808
4.00%, 4/1/2046	40,558	38,376
4.00%, 7/1/2046	66,805	63,213
4.00%, 10/1/2046	1,141,613	1,097,337
4.00%, 11/1/2046	608,847	580,054
4.00%, 12/1/2046	148,909	140,896
4.00%, 4/1/2047	231,877	219,168
4.00%, 7/1/2047	1,238,711	1,170,826
4.00%, 8/1/2047	108,060	102,138
4.00%, 9/1/2047	110,048	104,017
4.00%, 12/1/2047	151,679	143,366
4.00%, 2/1/2048	331,836	313,650
4.00%, 6/1/2048	258,488	244,193
4.00%, 7/1/2048	99,693	94,180
4.00%, 9/1/2048	586,815	554,363
4.00%, 11/1/2048	1,073,295	1,013,986
4.00%, 1/1/2049	653,103	618,780
4.00%, 6/1/2049	505,029	477,352
4.00%, 7/1/2049	367,748	347,313
4.00%, 8/1/2049	638,094	602,806
4.00%, 9/1/2049	133,131	125,733
4.00%, 2/1/2050	411,548	388,679
4.00%, 7/1/2050	1,149,446	1,085,879
4.00%, 3/1/2051	1,855,863	1,752,736
4.00%, 7/1/2052	990,118	931,188
4.00%, 8/1/2052	2,135,297	2,005,352
4.00%, 10/1/2052	4,531,328	4,234,094

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/1/2053	$2,011,617	$1,874,647
4.00%, 10/1/2053	3,455,134	3,261,800
4.00%, 11/1/2054	5,288,366	4,928,366
4.50%, 5/1/2038	820,365	814,727
4.50%, 9/1/2039	129,294	128,029
4.50%, 12/1/2040	17,539	17,342
4.50%, 1/1/2042	23,450	23,174
4.50%, 9/1/2043	40,420	39,916
4.50%, 11/1/2043	4,289	4,218
4.50%, 5/1/2044	63,197	62,123
4.50%, 6/1/2044	15,300	15,040
4.50%, 2/1/2046	74,437	73,603
4.50%, 3/1/2046	247,003	242,928
4.50%, 5/1/2046	190,685	188,818
4.50%, 7/1/2046	62,802	61,228
4.50%, 11/1/2047	210,600	204,630
4.50%, 4/1/2048	88,416	85,818
4.50%, 7/1/2048	419,015	406,701
4.50%, 8/1/2048	266,631	258,788
4.50%, 12/1/2048	103,739	100,690
4.50%, 1/1/2049	35,145	34,112
4.50%, 4/1/2049	51,981	50,436
4.50%, 3/1/2050	359,528	348,845
4.50%, 7/1/2052	1,131,632	1,087,541
4.50%, 8/1/2052	11,339,941	10,852,730
4.50%, 2/1/2053	735,430	704,810
4.50%, 3/1/2053	1,724,215	1,654,429
4.50%, 3/1/2054	7,430,773	7,114,557
5.00%, 1/1/2039	195,690	197,972
5.00%, 6/1/2040	67,671	68,108
5.00%, 7/1/2041	12,885	12,968
5.00%, 5/1/2042	17,190	17,301
5.00%, 11/1/2044	201,470	202,780
5.00%, 1/1/2045	10,620	10,676
5.00%, 6/1/2048	125,742	125,376
5.00%, 9/1/2048	136,621	136,270
5.00%, 3/1/2050	183,629	183,289
5.00%, 9/1/2052	1,396,512	1,376,136
5.00%, 10/1/2052	492,940	485,529
5.00%, 6/1/2053	4,016,197	3,947,369
5.00%, 10/1/2053	1,418,563	1,392,602
5.00%, 11/1/2054	2,032,607	1,992,480
5.50%, 2/1/2037	9,543	9,828
5.50%, 4/1/2038	44,800	46,110
5.50%, 9/1/2040	14,328	14,770
5.50%, 9/1/2041	22,705	23,370
5.50%, 5/1/2044	259,906	267,711
5.50%, 12/1/2052	475,737	480,581
5.50%, 2/1/2053	2,099,027	2,107,889
5.50%, 5/1/2053	2,940,306	2,940,497
5.50%, 9/1/2053	4,357,588	4,361,749
5.50%, 10/1/2053	3,213,876	3,213,088
5.50%, 8/1/2054	1,921,394	1,919,332
5.50%, 2/1/2055	3,502,449	3,498,968
5.63%, 7/15/2037	80,000	88,056
Security Description	Principal Amount	Value
6.00%, 2/1/2053	$3,028,314	$3,087,048
6.00%, 5/1/2053	1,196,112	1,217,135
6.00%, 7/1/2053	940,180	964,775
6.00%, 8/1/2053	1,433,792	1,459,761
6.00%, 5/1/2054	4,042,682	4,109,621
6.00%, 8/1/2054	5,345,885	5,430,161
6.00%, 9/1/2054	7,541,208	7,663,742
6.50%, 7/1/2053	906,302	935,570
6.50%, 10/1/2053	1,637,742	1,690,631
6.50%, 12/1/2053	2,138,349	2,207,405
6.50%, 6/1/2054	2,487,660	2,566,198
6.50%, 8/1/2054	2,529,446	2,609,303
6.50%, 9/1/2054	2,610,511	2,692,928
6.63%, 11/15/2030	365,000	411,219
7.25%, 5/15/2030	75,000	86,010
2.00%, 10/1/2051	10,272,182	8,203,904
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	235,288	229,706
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	221,046	214,699
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	220,151	213,166
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (c)	832,164	814,218
Series 2020-M14, Class A2, 1.78%, 5/25/2030	482,605	428,260
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	171,144
Series 2020-M8, Class A2, 1.82%, 2/25/2030	136,326	122,012
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	613,103
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	254,594
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	1,000,000	1,015,781
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	235,955
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	298,989
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	550,000	452,969
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	52,106
Series 2021-M4, Class A2, VRN, 1.46%, 2/25/2031 (c)	280,000	238,059
FREMF Mortgage Trust:
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	300,000	298,227

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K760, Class A2, VRN, 4.55%, 1/25/2032 (c)	$800,000	$802,679
Government National Mortgage Association:
2.00%, 9/20/2050	578,490	473,818
2.00%, 12/20/2050	8,207,723	6,720,711
2.00%, 1/20/2051	1,576,604	1,290,845
2.00%, 4/20/2051	3,347,807	2,740,751
2.00%, 5/20/2051	1,783,135	1,459,765
2.00%, 6/20/2051	5,082,168	4,160,419
2.00%, 9/20/2051	5,823,345	4,766,822
2.00%, 12/20/2051	3,226,492	2,640,922
2.00%, 1/20/2052	5,627,988	4,606,462
2.00%, 3/20/2052	4,573,779	3,743,614
2.00%, 4/20/2052	2,515,152	2,058,638
2.00%, 5/20/2052	3,218,354	2,634,205
2.50%, 12/20/2046	2,811,764	2,431,202
2.50%, 8/20/2050	2,830,341	2,421,021
2.50%, 9/20/2050	1,999,849	1,710,324
2.50%, 10/20/2050	1,669,342	1,427,407
2.50%, 12/20/2050	1,298,365	1,108,981
2.50%, 1/20/2051	3,165,377	2,702,022
2.50%, 4/20/2051	3,132,937	2,674,027
2.50%, 7/20/2051	2,098,450	1,792,097
2.50%, 8/20/2051	2,897,320	2,474,116
2.50%, 9/20/2051	16,629,440	14,199,134
2.50%, 10/20/2051	2,302,769	1,966,053
2.50%, 1/20/2052	2,724,072	2,325,331
2.50%, 3/20/2052	824,740	703,884
2.50%, 4/20/2052	877,855	749,216
2.50%, 5/20/2052	4,429,341	3,780,278
3.00%, 1/20/2043	188,927	172,318
3.00%, 5/20/2043	93,077	84,713
3.00%, 12/20/2044	14,231	12,849
3.00%, 3/20/2045	7,116	6,414
3.00%, 4/20/2045	21,932	19,769
3.00%, 6/20/2045	337,334	304,068
3.00%, 7/20/2045	22,408	20,198
3.00%, 8/20/2045	22,273	20,076
3.00%, 2/20/2046	641,183	583,569
3.00%, 3/20/2046	199,003	179,411
3.00%, 4/20/2046	1,105,861	994,418
3.00%, 5/20/2046	32,616	29,329
3.00%, 7/20/2046	20,925	18,817
3.00%, 8/20/2046	67,999	61,146
3.00%, 9/20/2046	48,226	43,366
3.00%, 10/20/2046	1,322,626	1,189,339
3.00%, 11/20/2046	89,455	80,339
3.00%, 12/20/2046	359,356	323,636
3.00%, 2/20/2047	187,323	168,445
3.00%, 4/20/2047	266,964	239,291
3.00%, 6/20/2047	80,197	71,884
3.00%, 7/20/2047	151,207	135,534
3.00%, 8/20/2047	75,249	67,449
Security Description	Principal Amount	Value
3.00%, 10/20/2047	$109,726	$98,352
3.00%, 1/20/2048	412,165	369,441
3.00%, 2/20/2048	245,384	219,949
3.00%, 3/20/2048	414,674	371,690
3.00%, 11/20/2049	667,331	594,454
3.00%, 12/20/2049	405,994	361,466
3.00%, 2/20/2050	1,375,484	1,225,742
3.00%, 6/20/2050	1,136,887	1,011,402
3.00%, 7/20/2050	1,403,378	1,249,615
3.00%, 12/20/2050	1,677,019	1,492,029
3.00%, 8/20/2051	3,445,363	3,060,730
3.00%, 9/20/2051	2,902,646	2,575,145
3.00%, 12/20/2051	2,351,994	2,085,590
3.00%, 3/20/2052	2,097,169	1,859,129
3.00%, 4/20/2052	7,515,847	6,662,757
3.00%, 5/20/2052	1,496,230	1,326,399
3.00%, 6/20/2052	1,129,458	1,001,258
3.50%, 10/20/2042	146,099	137,132
3.50%, 1/20/2043	637,053	597,950
3.50%, 5/20/2043	22,622	21,238
3.50%, 9/20/2043	14,696	13,797
3.50%, 11/20/2043	121,825	114,374
3.50%, 6/20/2044	553,038	515,705
3.50%, 10/20/2044	12,509	11,665
3.50%, 12/20/2044	8,184	7,631
3.50%, 3/20/2045	7,184	6,684
3.50%, 4/20/2045	24,185	22,501
3.50%, 6/20/2045	319,216	297,011
3.50%, 10/20/2045	628,797	585,057
3.50%, 1/20/2046	2,189,873	2,037,540
3.50%, 3/20/2046	49,996	46,518
3.50%, 4/20/2046	26,884	24,981
3.50%, 5/20/2046	26,924	25,019
3.50%, 6/20/2046	411,753	382,618
3.50%, 7/20/2046	65,219	60,663
3.50%, 10/20/2046	132,904	123,500
3.50%, 11/20/2046	458,475	426,033
3.50%, 12/20/2046	299,710	278,503
3.50%, 5/20/2047	197,958	183,618
3.50%, 6/20/2047	133,796	123,984
3.50%, 7/20/2047	104,032	96,625
3.50%, 8/20/2047	167,136	154,879
3.50%, 9/20/2047	66,771	61,874
3.50%, 10/20/2047	65,234	60,451
3.50%, 11/20/2047	831,979	770,968
3.50%, 12/20/2047	3,796,717	3,518,293
3.50%, 6/20/2048	97,473	90,230
3.50%, 8/20/2048	70,091	64,883
3.50%, 8/20/2049	246,275	227,834
3.50%, 9/20/2049	724,106	669,887
3.50%, 12/20/2049	148,631	137,502
3.50%, 2/20/2050	246,113	227,684
3.50%, 7/20/2050	350,856	324,584
3.50%, 10/20/2050	1,361,522	1,259,575
3.50%, 6/20/2052	3,016,795	2,771,057

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/20/2052	$624,718	$573,734
3.50%, 10/20/2052	3,375,070	3,098,844
3.50%, 12/20/2052	2,319,264	2,129,986
3.50%, 6/20/2053	937,927	867,797
4.00%, 4/15/2040	16,439	15,827
4.00%, 2/20/2042	6,855	6,596
4.00%, 7/20/2042	4,970	4,783
4.00%, 7/15/2044	15,007	14,350
4.00%, 8/20/2044	8,873	8,488
4.00%, 10/20/2044	79,266	75,829
4.00%, 5/15/2045	7,920	7,572
4.00%, 6/15/2045	21,255	20,319
4.00%, 8/20/2045	7,706	7,367
4.00%, 11/20/2045	97,666	93,395
4.00%, 2/20/2046	75,414	72,117
4.00%, 5/20/2046	77,625	74,231
4.00%, 6/20/2046	52,913	50,432
4.00%, 1/20/2047	155,560	148,266
4.00%, 3/20/2047	63,308	60,339
4.00%, 4/20/2047	118,409	112,487
4.00%, 5/20/2047	81,653	77,569
4.00%, 7/20/2047	80,906	76,896
4.00%, 8/20/2047	36,011	34,226
4.00%, 1/20/2048	56,842	53,999
4.00%, 5/20/2048	992,090	941,109
4.00%, 6/20/2048	1,462,692	1,387,528
4.00%, 8/20/2048	302,017	286,619
4.00%, 10/20/2048	127,508	121,007
4.00%, 11/20/2048	102,263	97,049
4.00%, 4/20/2049	87,044	82,341
4.00%, 6/20/2049	192,962	182,536
4.00%, 7/20/2049	105,837	100,119
4.00%, 1/20/2050	160,558	151,960
4.00%, 3/20/2050	294,802	278,874
4.00%, 9/20/2052	2,971,044	2,793,715
4.00%, 10/20/2052	3,270,538	3,075,333
4.00%, 11/20/2052	3,670,741	3,451,650
4.00%, 4/20/2053	900,310	846,574
4.50%, 1/20/2044	43,866	43,071
4.50%, 11/20/2044	12,119	11,889
4.50%, 12/20/2044	10,134	9,942
4.50%, 4/20/2046	51,459	50,483
4.50%, 6/20/2046	36,405	35,745
4.50%, 7/20/2046	45,683	44,816
4.50%, 4/20/2047	128,339	125,551
4.50%, 8/20/2047	37,989	37,163
4.50%, 11/20/2047	342,608	334,607
4.50%, 12/20/2047	21,062	20,570
4.50%, 11/20/2048	115,772	112,970
4.50%, 7/20/2049	122,292	119,332
4.50%, 10/20/2052	1,344,595	1,296,869
4.50%, 12/20/2052	2,587,037	2,495,213
4.50%, 1/20/2053	2,084,799	2,010,801
4.50%, 3/20/2053	3,027,738	2,920,271
4.50%, 6/20/2053	913,998	881,124
Security Description	Principal Amount	Value
4.50%, 2/20/2054	$968,063	$933,245
4.50%, 10/20/2054	4,977,371	4,776,604
5.00%, 6/15/2040	7,353	7,456
5.00%, 10/15/2041	43,978	44,584
5.00%, 3/20/2044	18,589	18,840
5.00%, 12/20/2045	74,781	75,810
5.00%, 1/20/2048	83,780	84,000
5.00%, 5/20/2048	61,867	61,878
5.00%, 9/20/2048	106,164	105,913
5.00%, 3/20/2050	127,182	127,516
5.00%, 11/20/2052	1,328,335	1,312,811
5.00%, 1/20/2053	871,193	861,011
5.00%, 4/20/2053	948,251	936,479
5.00%, 5/20/2053	2,212,749	2,185,278
5.00%, 7/20/2053	4,242,404	4,189,735
5.00%, 5/20/2054	1,462,342	1,438,841
5.00%, 7/20/2054	1,574,648	1,549,342
5.00%, 1/20/2055	7,481,408	7,361,173
5.50%, 10/20/2043	14,890	15,355
5.50%, 5/20/2045	194,153	200,504
5.50%, 5/20/2053	2,812,935	2,830,036
5.50%, 7/20/2053	1,008,366	1,014,496
5.50%, 8/20/2053	2,123,091	2,135,998
5.50%, 5/20/2054	2,890,336	2,897,806
5.50%, 8/20/2054	1,966,559	1,971,642
5.50%, 9/20/2054	5,575,724	5,590,135
5.50%, 12/20/2054	4,556,418	4,568,194
5.50%, 3/20/2055	1,525,000	1,529,533
6.00%, 12/20/2052	726,975	741,614
6.00%, 8/20/2053	717,290	731,876
6.00%, 9/20/2053	910,582	929,099
6.00%, 2/20/2054	3,783,934	3,860,880
6.00%, 6/20/2054	934,615	951,062
6.00%, 9/20/2054	4,325,243	4,392,245
6.00%, 3/20/2055	3,125,000	3,174,901
6.50%, 1/20/2054	1,478,684	1,521,893
6.50%, 6/20/2054	3,715,989	3,807,406
6.50%, 8/20/2054	1,477,067	1,513,404
Government National Mortgage Association, TBA:
3.50%, 3/20/2052	2,200,000	2,009,086
6.50%, 4/20/2055	2,900,000	2,968,092
TBA, 3.00%, 4/20/2055	500,000	443,098
TBA, 4.00%, 4/20/2055	3,100,000	2,901,860
TBA, 4.50%, 4/20/2055	3,500,000	3,358,166
TBA, 5.00%, 4/20/2055	4,325,000	4,254,044
TBA, 5.50%, 4/20/2055	3,075,000	3,080,904
TBA, 6.00%, 4/20/2055	2,550,000	2,587,740
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	63,138
3.50%, 12/15/2042	525,000	435,304
3.88%, 3/15/2028	412,000	411,106
4.25%, 9/15/2065	350,000	286,251
4.38%, 8/1/2034 (b)	180,000	178,330
5.25%, 9/15/2039	150,000	156,925

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 2.88%, 2/1/2027	$150,000	$147,018
Uniform Mortgage-Backed Security, TBA:
5.00%, 4/1/2040	1,750,000	1,759,135
5.50%, 4/1/2040	1,750,000	1,777,773
7.00%, 4/1/2055	2,750,000	2,875,070
TBA, 2.00%, 4/1/2055	1,750,000	1,391,621
TBA, 2.50%, 4/1/2040	2,225,000	2,058,699
TBA, 2.50%, 4/1/2055	2,350,000	1,954,570
TBA, 3.00%, 4/1/2055	6,100,000	5,289,822
TBA, 3.50%, 4/1/2055	2,500,000	2,255,872
TBA, 4.00%, 4/1/2055	3,500,000	3,260,943
TBA, 4.50%, 4/1/2040	500,000	495,473
TBA, 4.50%, 4/1/2055	4,625,000	4,423,627
TBA, 5.00%, 4/1/2055	3,675,000	3,601,636
TBA, 5.50%, 4/1/2055	5,675,000	5,667,310
TBA, 6.00%, 4/1/2055	4,500,000	4,569,615
TBA, 6.50%, 4/1/2055	3,475,000	3,584,289
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,177,418,530)		1,105,544,472
U.S. TREASURY OBLIGATIONS — 44.5%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,803,070
1.13%, 8/15/2040	8,500,000	5,325,781
1.25%, 5/15/2050	7,750,000	3,848,359
1.38%, 11/15/2040	3,750,000	2,437,500
1.38%, 8/15/2050	10,350,000	5,273,648
1.63%, 11/15/2050	4,000,000	2,176,875
1.75%, 8/15/2041	5,000,000	3,387,500
1.88%, 2/15/2041	11,850,000	8,313,516
1.88%, 2/15/2051	10,500,000	6,088,359
1.88%, 11/15/2051	5,250,000	3,018,750
2.00%, 11/15/2041	11,750,000	8,252,539
2.00%, 2/15/2050	9,550,000	5,779,242
2.00%, 8/15/2051	4,750,000	2,828,477
2.25%, 5/15/2041	5,000,000	3,705,469
2.25%, 8/15/2046	3,425,000	2,302,777
2.25%, 8/15/2049 (b)	9,500,000	6,126,016
2.25%, 2/15/2052	8,650,000	5,454,906
2.38%, 2/15/2042	8,250,000	6,124,336
2.38%, 11/15/2049	2,500,000	1,653,516
2.38%, 5/15/2051	5,900,000	3,858,047
2.50%, 2/15/2045	3,340,000	2,406,888
2.50%, 2/15/2046	3,400,000	2,417,188
2.50%, 5/15/2046	1,850,000	1,310,609
2.75%, 8/15/2042	900,000	702,422
2.75%, 11/15/2042	1,500,000	1,166,250
2.75%, 8/15/2047	1,700,000	1,242,859
2.75%, 11/15/2047	3,400,000	2,479,875
2.88%, 5/15/2043	1,850,000	1,456,297
2.88%, 8/15/2045	4,480,000	3,430,700
2.88%, 11/15/2046	2,500,000	1,888,672
2.88%, 5/15/2049	2,450,000	1,805,727
Security Description	Principal Amount	Value
2.88%, 5/15/2052	$5,750,000	$4,175,039
3.00%, 5/15/2042	325,000	264,520
3.00%, 11/15/2044	3,075,000	2,422,043
3.00%, 5/15/2045	1,875,000	1,470,410
3.00%, 11/15/2045	1,900,000	1,482,891
3.00%, 2/15/2047	2,200,000	1,694,344
3.00%, 5/15/2047	3,300,000	2,534,813
3.00%, 2/15/2048	3,200,000	2,439,000
3.00%, 8/15/2048	2,950,000	2,239,695
3.00%, 2/15/2049	10,150,000	7,674,352
3.00%, 8/15/2052	5,600,000	4,169,375
3.13%, 11/15/2041	350,000	292,469
3.13%, 2/15/2042	725,000	603,676
3.13%, 2/15/2043	1,075,000	882,004
3.13%, 8/15/2044	2,500,000	2,016,016
3.13%, 5/15/2048	2,375,000	1,848,418
3.25%, 5/15/2042	3,500,000	2,957,500
3.38%, 8/15/2042 (b)	8,000,000	6,858,750
3.38%, 5/15/2044	1,900,000	1,597,781
3.38%, 11/15/2048	10,600,000	8,602,562
3.50%, 2/15/2039	1,000,000	911,250
3.63%, 8/15/2043	1,600,000	1,406,000
3.63%, 2/15/2044	2,725,000	2,383,523
3.63%, 2/15/2053	7,500,000	6,317,578
3.63%, 5/15/2053	9,250,000	7,793,125
3.75%, 8/15/2041	2,000,000	1,822,500
3.75%, 11/15/2043	1,425,000	1,272,035
3.88%, 8/15/2040	750,000	701,133
3.88%, 2/15/2043	12,500,000	11,441,406
3.88%, 5/15/2043	13,500,000	12,325,078
4.00%, 11/15/2042	19,500,000	18,189,844
4.00%, 11/15/2052	9,250,000	8,342,344
4.13%, 8/15/2044	6,750,000	6,324,961
4.13%, 8/15/2053	13,250,000	12,210,703
4.25%, 5/15/2039	1,500,000	1,477,031
4.25%, 11/15/2040	1,500,000	1,462,266
4.25%, 2/15/2054	11,000,000	10,365,781
4.25%, 8/15/2054	11,500,000	10,854,922
4.38%, 2/15/2038	650,000	653,961
4.38%, 11/15/2039	1,250,000	1,243,359
4.38%, 5/15/2040	575,000	570,508
4.38%, 5/15/2041	300,000	295,641
4.38%, 8/15/2043	4,750,000	4,629,766
4.50%, 2/15/2036 (b)	1,500,000	1,543,828
4.50%, 5/15/2038	200,000	203,750
4.50%, 8/15/2039	650,000	656,195
4.50%, 2/15/2044	11,500,000	11,363,437
4.50%, 11/15/2054	9,750,000	9,606,797
4.63%, 2/15/2040	5,400,000	5,513,906
4.63%, 5/15/2044	12,000,000	12,037,500
4.63%, 11/15/2044	15,000,000	15,021,094
4.63%, 5/15/2054	11,750,000	11,790,391
4.63%, 2/15/2055	6,500,000	6,542,656
4.75%, 2/15/2037	350,000	366,898
4.75%, 2/15/2041	650,000	669,906

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/15/2043	$7,000,000	$7,152,031
4.75%, 2/15/2045	6,500,000	6,618,828
4.75%, 11/15/2053	8,125,000	8,305,273
5.00%, 5/15/2037	300,000	320,953
5.25%, 11/15/2028	450,000	469,266
6.25%, 5/15/2030	5,000,000	5,515,234
6.50%, 11/15/2026	1,500,000	1,563,516
U.S. Treasury Notes:
0.38%, 7/31/2027	2,000,000	1,844,219
0.38%, 9/30/2027	6,000,000	5,502,656
0.50%, 4/30/2027	3,000,000	2,797,500
0.50%, 6/30/2027	4,500,000	4,174,102
0.50%, 8/31/2027	4,000,000	3,689,375
0.50%, 10/31/2027	9,750,000	8,943,340
0.63%, 7/31/2026 (b)	11,500,000	11,002,715
0.63%, 11/30/2027	4,550,000	4,177,113
0.63%, 12/31/2027	6,000,000	5,492,813
0.63%, 5/15/2030 (b)	10,900,000	9,221,570
0.63%, 8/15/2030	13,750,000	11,529,590
0.75%, 4/30/2026	11,000,000	10,618,867
0.75%, 8/31/2026	5,000,000	4,780,469
0.75%, 1/31/2028	6,500,000	5,956,641
0.88%, 6/30/2026	10,500,000	10,103,379
0.88%, 9/30/2026	11,500,000	10,988,340
0.88%, 11/15/2030	8,000,000	6,750,000
1.00%, 7/31/2028	7,000,000	6,370,547
1.13%, 10/31/2026	9,500,000	9,091,797
1.13%, 2/28/2027	1,250,000	1,186,279
1.13%, 2/29/2028	9,500,000	8,785,273
1.13%, 8/31/2028 (b)	5,000,000	4,559,375
1.13%, 2/15/2031	15,500,000	13,190,742
1.25%, 11/30/2026	21,500,000	20,577,012
1.25%, 12/31/2026	7,500,000	7,162,793
1.25%, 3/31/2028	6,000,000	5,556,563
1.25%, 4/30/2028	4,000,000	3,695,938
1.25%, 5/31/2028	5,500,000	5,070,313
1.25%, 6/30/2028	11,000,000	10,119,141
1.25%, 9/30/2028	14,000,000	12,791,406
1.25%, 8/15/2031	8,500,000	7,169,219
1.38%, 8/31/2026	3,000,000	2,893,828
1.38%, 10/31/2028	5,500,000	5,037,656
1.38%, 12/31/2028	13,500,000	12,315,586
1.38%, 11/15/2031 (b)	11,000,000	9,288,125
1.50%, 8/15/2026	1,650,000	1,595,602
1.50%, 1/31/2027	16,050,000	15,367,248
1.50%, 11/30/2028	5,000,000	4,591,406
1.50%, 2/15/2030	2,850,000	2,542,289
1.63%, 5/15/2026	10,250,000	9,980,137
1.63%, 9/30/2026	1,250,000	1,208,154
1.63%, 10/31/2026	1,250,000	1,205,811
1.63%, 8/15/2029	2,250,000	2,045,215
1.63%, 5/15/2031	16,250,000	14,138,770
1.75%, 1/31/2029	5,000,000	4,617,578
1.75%, 11/15/2029	3,000,000	2,727,422
1.88%, 6/30/2026 (b)	6,250,000	6,089,356
Security Description	Principal Amount	Value
1.88%, 7/31/2026	$1,000,000	$972,734
1.88%, 2/28/2027	9,000,000	8,664,258
1.88%, 2/28/2029	10,750,000	9,958,867
1.88%, 2/15/2032	8,500,000	7,380,391
2.00%, 11/15/2026	2,250,000	2,181,533
2.13%, 5/31/2026	2,500,000	2,445,898
2.25%, 2/15/2027	3,000,000	2,910,000
2.25%, 8/15/2027	2,000,000	1,925,938
2.25%, 11/15/2027	4,750,000	4,556,289
2.38%, 5/15/2027	7,900,000	7,653,742
2.38%, 3/31/2029	3,750,000	3,536,426
2.38%, 5/15/2029	4,350,000	4,094,777
2.50%, 3/31/2027	2,500,000	2,433,398
2.63%, 5/31/2027	6,000,000	5,841,094
2.63%, 2/15/2029	4,450,000	4,244,188
2.63%, 7/31/2029	4,000,000	3,792,500
2.75%, 4/30/2027	5,000,000	4,885,547
2.75%, 7/31/2027	5,500,000	5,360,352
2.75%, 2/15/2028	10,250,000	9,935,293
2.75%, 5/31/2029	4,000,000	3,820,000
2.75%, 8/15/2032	15,500,000	14,172,812
2.88%, 5/15/2028	14,000,000	13,577,812
2.88%, 8/15/2028	7,750,000	7,499,336
2.88%, 4/30/2029	5,250,000	5,042,871
2.88%, 5/15/2032	16,500,000	15,265,078
3.13%, 8/31/2027	10,000,000	9,821,875
3.13%, 11/15/2028	5,500,000	5,353,477
3.13%, 8/31/2029	8,000,000	7,738,750
3.25%, 6/30/2027	8,500,000	8,385,117
3.25%, 6/30/2029	8,000,000	7,787,500
3.38%, 9/15/2027	19,500,000	19,266,914
3.38%, 5/15/2033	11,500,000	10,892,656
3.50%, 9/30/2026	10,500,000	10,430,273
3.50%, 1/31/2028	5,000,000	4,947,266
3.50%, 4/30/2028	5,250,000	5,189,297
3.50%, 9/30/2029	15,000,000	14,728,125
3.50%, 1/31/2030	8,500,000	8,331,328
3.50%, 4/30/2030	4,000,000	3,913,750
3.50%, 2/15/2033	11,500,000	11,014,844
3.63%, 5/15/2026	8,000,000	7,963,750
3.63%, 3/31/2028	7,500,000	7,445,508
3.63%, 5/31/2028	5,000,000	4,958,984
3.63%, 8/31/2029	11,500,000	11,356,250
3.63%, 3/31/2030	9,000,000	8,861,484
3.63%, 9/30/2031	7,000,000	6,825,547
3.75%, 4/15/2026	6,000,000	5,981,016
3.75%, 8/31/2026	12,250,000	12,212,676
3.75%, 8/15/2027	10,000,000	9,967,187
3.75%, 12/31/2028	10,000,000	9,941,406
3.75%, 5/31/2030	3,500,000	3,462,813
3.75%, 6/30/2030	10,000,000	9,889,062
3.75%, 12/31/2030	2,500,000	2,465,820
3.75%, 8/31/2031	6,500,000	6,386,250
3.88%, 3/31/2027	10,000,000	9,996,000
3.88%, 10/15/2027	9,500,000	9,495,547

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 11/30/2027	$3,500,000	$3,498,086
3.88%, 12/31/2027	11,000,000	10,996,562
3.88%, 3/15/2028	10,000,000	9,998,437
3.88%, 9/30/2029	6,500,000	6,481,719
3.88%, 11/30/2029	3,500,000	3,489,063
3.88%, 12/31/2029	6,500,000	6,478,164
3.88%, 8/15/2033	13,250,000	12,987,070
3.88%, 8/15/2034	18,000,000	17,544,375
4.00%, 1/15/2027	8,000,000	8,008,750
4.00%, 12/15/2027	12,500,000	12,537,109
4.00%, 2/29/2028	5,000,000	5,014,453
4.00%, 6/30/2028	7,000,000	7,023,516
4.00%, 1/31/2029	9,500,000	9,526,719
4.00%, 7/31/2029	9,000,000	9,023,203
4.00%, 10/31/2029	5,000,000	5,010,938
4.00%, 2/28/2030	5,000,000	5,011,719
4.00%, 3/31/2030	10,000,000	10,019,000
4.00%, 7/31/2030	5,000,000	5,004,297
4.00%, 1/31/2031	6,000,000	5,992,500
4.00%, 2/15/2034 (b)	17,500,000	17,264,844
4.13%, 6/15/2026	7,500,000	7,511,426
4.13%, 10/31/2026	11,500,000	11,529,648
4.13%, 1/31/2027	10,250,000	10,284,834
4.13%, 2/15/2027	8,000,000	8,028,438
4.13%, 2/28/2027	10,000,000	10,037,891
4.13%, 9/30/2027	3,000,000	3,017,344
4.13%, 10/31/2027	4,350,000	4,374,129
4.13%, 11/15/2027	7,500,000	7,543,359
4.13%, 7/31/2028	7,850,000	7,904,582
4.13%, 3/31/2029	12,500,000	12,592,773
4.13%, 10/31/2029	12,000,000	12,088,125
4.13%, 11/30/2029	11,500,000	11,589,844
4.13%, 8/31/2030	3,600,000	3,622,500
4.13%, 3/31/2031	6,000,000	6,030,000
4.13%, 7/31/2031	5,500,000	5,522,344
4.13%, 10/31/2031	7,500,000	7,523,438
4.13%, 11/30/2031	7,500,000	7,523,437
4.13%, 2/29/2032	7,500,000	7,519,922
4.13%, 3/31/2032	7,500,000	7,519,500
4.13%, 11/15/2032	12,500,000	12,519,531
4.25%, 11/30/2026	13,000,000	13,063,477
4.25%, 12/31/2026	12,500,000	12,564,941
4.25%, 3/15/2027	11,000,000	11,069,609
4.25%, 1/15/2028	9,000,000	9,084,375
4.25%, 2/15/2028	8,500,000	8,583,672
4.25%, 2/28/2029	10,500,000	10,623,047
4.25%, 6/30/2029	13,000,000	13,158,437
4.25%, 1/31/2030	20,000,000	20,257,813
4.25%, 2/28/2031 (b)	5,500,000	5,563,594
4.25%, 6/30/2031	12,500,000	12,637,695
4.25%, 11/15/2034	19,000,000	19,059,375
4.38%, 7/31/2026	10,000,000	10,050,000
4.38%, 8/15/2026	5,000,000	5,025,977
4.38%, 12/15/2026	10,000,000	10,070,703
4.38%, 7/15/2027	9,500,000	9,598,711
Security Description	Principal Amount	Value
4.38%, 8/31/2028	$6,000,000	$6,088,125
4.38%, 11/30/2028	8,000,000	8,125,000
4.38%, 12/31/2029	15,000,000	15,271,875
4.38%, 11/30/2030	4,750,000	4,836,094
4.38%, 1/31/2032	8,500,000	8,650,078
4.38%, 5/15/2034	18,000,000	18,244,687
4.50%, 7/15/2026	5,000,000	5,031,250
4.50%, 4/15/2027	9,500,000	9,609,102
4.50%, 5/15/2027	10,500,000	10,624,687
4.50%, 5/31/2029	9,500,000	9,705,586
4.50%, 12/31/2031	6,500,000	6,663,516
4.50%, 11/15/2033 (b)	13,500,000	13,824,844
4.63%, 6/30/2026 (b)	14,000,000	14,103,359
4.63%, 9/15/2026	7,700,000	7,772,488
4.63%, 10/15/2026	7,000,000	7,069,453
4.63%, 11/15/2026	15,000,000	15,155,859
4.63%, 6/15/2027	9,500,000	9,646,211
4.63%, 9/30/2028	8,500,000	8,697,891
4.63%, 4/30/2029	10,500,000	10,773,984
4.63%, 9/30/2030	5,750,000	5,927,441
4.63%, 4/30/2031	7,500,000	7,734,961
4.63%, 5/31/2031	6,000,000	6,187,500
4.63%, 2/15/2035	11,500,000	11,879,141
4.88%, 4/30/2026	10,000,000	10,085,937
4.88%, 5/31/2026	8,500,000	8,579,687
4.88%, 10/31/2028	8,000,000	8,255,000
4.88%, 10/31/2030	5,500,000	5,736,758
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,968,690,053)		1,888,138,407
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	337,602
Series S3, 6.91%, 10/1/2050	25,000	28,885
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	82,299
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	484,142
Series H, 6.55%, 5/15/2048	50,000	54,186
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	251,624
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	245,390
5.20%, 3/1/2043	1,250,000	1,209,004
7.30%, 10/1/2039	1,375,000	1,597,014
7.50%, 4/1/2034	100,000	115,692
7.55%, 4/1/2039	100,000	120,959

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.60%, 11/1/2040	$250,000	$304,546
		4,831,343
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	112,199
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	47,103
Series A, 2.15%, 7/1/2030	50,000	44,269
Series A, 5.53%, 7/1/2034	350,000	359,026
		562,597
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	154,000	168,924
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	44,169
Series C, 4.57%, 1/1/2054	50,000	44,161
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	231,311
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	611,765	610,586
6.63%, 2/1/2035	153,846	160,632
7.35%, 7/1/2035	78,571	85,214
		1,176,073
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	474,796
MARYLAND — 0.0% (a)
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	600,000	585,582
MASSACHUSETTS — 0.0% (a)
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	76,855
Series B, 3.40%, 10/15/2040	20,000	16,899
		93,754
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	568,861
Security Description	Principal Amount	Value
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	$650,000	$524,669
		1,093,530
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	213,096
Series A, 3.65%, 8/15/2057	100,000	74,068
		287,164
NEW JERSEY — 0.1%
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	100,000	114,550
Series F, 7.41%, 1/1/2040	1,000,000	1,201,824
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,575
		1,339,949
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	484,860
Series B-1, 5.83%, 10/1/2053	300,000	316,353
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	24,704
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	363,265
3.18%, 7/15/2060	1,000,000	661,024
Series 210, 4.03%, 9/1/2048	125,000	104,090
4.46%, 10/1/2062	190,000	161,417
Series 192, 4.81%, 10/15/2065	25,000	22,685
5.65%, 11/1/2040	100,000	105,253
		2,243,651
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	179,652
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	560,104
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	559,774
Series A, 4.14%, 6/1/2038	125,000	114,121

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	$100,000	$64,553
		738,448
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	336,921
5.02%, 12/1/2048	100,000	92,789
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	209,501
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	44,792
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	116,153
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	404,412
		1,204,568
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	86,364
Series C, 4.18%, 9/1/2117	50,000	37,558
		123,922
TOTAL MUNICIPAL BONDS & NOTES (Cost $18,066,734)		15,664,057
MORTGAGE-BACKED SECURITIES — 0.6%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	85,439
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	50,000	44,275
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	140,403
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	98,773
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	93,872
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	92,103
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	45,976
Security Description	Principal Amount	Value
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	$200,000	$184,229
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	80,277
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	422,698
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	199,971
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	300,000	264,806
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	428,412
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,149,192	1,190,182
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	143,504
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	215,208
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	216,099
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	397,160
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	205,228
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	103,816
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	857,455
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	410,756
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	126,152
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	97,604
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	97,751
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	109,938
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	185,750
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	679,226
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	67,662
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	368,697
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	433,761
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	257,327

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-B39, Class A5, 5.75%, 7/15/2056	$229,000	$239,124
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	307,723
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	255,094
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	286,150
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	181,707
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	293,518
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	242,312
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	91,617
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	135,493
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	671,299
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	255,607	245,589
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	96,563
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	238,646
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	48,988
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	359,275	350,961
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	182,853
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	995,000	972,282
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	246,636
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,468,891
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	248,847
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	194,000
Security Description	Principal Amount	Value
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	$150,000	$153,166
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,369,008
Series K512, Class A2, 5.00%, 11/25/2028	174,962	178,532
Series K751, Class A2, 4.41%, 3/25/2030	500,000	501,015
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.18%, 7/25/2028 (c)	477,602	476,126
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	194,026
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	241,806
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	138,300
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	426,125
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	198,089
Series 2016-C1, Class B, 4.70%, 3/17/2049 (c)	300,000	292,622
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	478,256
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	832,190
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	410,543
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	146,337
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	187,056
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	308,406
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	389,859
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	95,164
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (c)	750,000	733,452

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	$300,000	$289,086
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	241,746
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	148,374
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	183,913
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	92,726
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	302,938
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,036,998
TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,338,221)		25,388,662
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,319,649
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,326,923
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	313,514
Bank5 Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	454,540
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	196,242
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	66,667	68,635
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	312,609
Series 2025-C32, Class A5, 5.72%, 2/15/2062	111,111	116,567
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	728,693
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (c)	2,500,000	2,613,664
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (c)	400,000	415,966
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	523,725
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	520,033
Security Description	Principal Amount	Value
Series 2025-C11, Class A5, 5.69%, 2/15/2058	$500,000	$520,271
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	125,000	128,743
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	388,845
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	265,898
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, 3.79%, 4/15/2055 (c)	675,000	618,578
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	500,000	497,908
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	500,000	524,300
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,572,101)		11,855,303
	Shares
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	102,029,779	102,029,779
State Street Navigator Securities Lending Portfolio II (h) (i)	105,167,115	105,167,115
TOTAL SHORT-TERM INVESTMENTS (Cost $207,196,894)		207,196,894
TOTAL INVESTMENTS — 104.3% (Cost $4,646,154,206)		4,420,921,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(181,660,913)
NET ASSETS — 100.0%		$4,239,261,073
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

(e)	When-issued security.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,021,304,029	$—	$1,021,304,029
Asset-Backed Securities	—	16,273,215	—	16,273,215
Foreign Government Obligations	—	129,556,947	—	129,556,947
U.S. Government Agency Obligations	—	1,105,544,472	—	1,105,544,472
U.S. Treasury Obligations	—	1,888,138,407	—	1,888,138,407
Municipal Bonds & Notes	—	15,664,057	—	15,664,057
Mortgage-Backed Securities	—	25,388,662	—	25,388,662
Commercial Mortgage Backed Securities	—	11,855,303	—	11,855,303
Short-Term Investments	207,196,894	—	—	207,196,894
TOTAL INVESTMENTS	$207,196,894	$4,213,725,092	$—	$4,420,921,986

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	173,828,902	$173,828,902	$205,347,084	$277,146,207	$—	$—	102,029,779	$102,029,779	$1,199,753
State Street Navigator Securities Lending Portfolio II	116,852,580	116,852,580	467,587,679	479,273,144	—	—	105,167,115	105,167,115	72,465
Total		$290,681,482	$672,934,763	$756,419,351	$—	$—		$207,196,894	$1,272,218
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex-U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex-U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 4.5%
Abacus Group REIT	78,325	$53,329
Abacus Storage King REIT	92,312	67,894
Accent Group Ltd. (a)	80,316	90,107
AGL Energy Ltd.	165,148	1,087,114
Alpha HPA Ltd. (b)	216,023	112,665
ALS Ltd.	129,259	1,251,326
Amotiv Ltd. (a)	43,623	243,622
AMP Ltd.	623,206	483,903
Ampol Ltd.	62,969	923,787
Ansell Ltd.	38,906	826,339
ANZ Group Holdings Ltd.	787,357	14,376,554
APA Group Stapled Security	342,180	1,690,471
ARB Corp. Ltd. (a)	17,978	361,645
Arena REIT (a)	105,930	228,674
Aristocrat Leisure Ltd.	149,191	6,017,334
ASX Ltd.	51,233	2,094,005
Atlas Arteria Ltd. Stapled Security	286,236	868,582
AUB Group Ltd.	27,891	539,209
Aurizon Holdings Ltd.	468,563	908,418
Aussie Broadband Ltd.	39,567	98,724
Austal Ltd. (b)	60,258	157,816
AVZ Minerals Ltd. (a) (b) (c)	378,780	18,411
Bank of Queensland Ltd. (a)	176,337	746,269
Bapcor Ltd. (a)	67,346	191,096
Beach Energy Ltd. (a)	349,938	315,594
Bega Cheese Ltd.	66,288	220,371
Bellevue Gold Ltd. (b)	251,703	179,494
Bendigo & Adelaide Bank Ltd.	160,354	1,070,052
BHP Group Ltd.	1,341,190	32,452,943
BlueScope Steel Ltd.	122,389	1,634,811
Boss Energy Ltd. (a) (b)	90,668	143,390
Brambles Ltd.	365,402	4,603,644
Breville Group Ltd. (a)	28,855	567,830
Brickworks Ltd.	17,916	272,238
BWP Trust REIT	131,715	284,642
Capricorn Metals Ltd. (b)	98,068	497,262
CAR Group Ltd.	102,414	2,035,618
Centuria Capital Group REIT	122,999	123,085
Centuria Industrial REIT	143,873	259,283
Centuria Office REIT (a)	90,435	63,551
Challenger Ltd.	126,043	477,770
Champion Iron Ltd. (a)	90,243	275,097
Charter Hall Group REIT	133,944	1,360,827
Charter Hall Long Wale REIT (a)	147,960	342,523
Charter Hall Retail REIT	124,404	279,243
Security Description	Shares	Value
Charter Hall Social Infrastructure REIT	90,496	$153,948
Clarity Pharmaceuticals Ltd. (b)	51,881	69,228
Cleanaway Waste Management Ltd.	637,258	1,042,516
Cochlear Ltd.	17,273	2,839,000
Codan Ltd.	37,031	362,000
Coles Group Ltd.	361,901	4,417,887
Collins Foods Ltd. (a)	27,699	149,150
Commonwealth Bank of Australia	442,199	41,935,991
Computershare Ltd.	141,530	3,479,084
Coronado Global Resources, Inc. CDI (d)	190,613	39,524
Corporate Travel Management Ltd. (a)	32,318	281,945
Credit Corp. Group Ltd. (a)	15,386	133,569
Cromwell Property Group REIT	314,615	72,765
Data#3 Ltd.	30,074	136,715
De Grey Mining Ltd. (b)	495,192	663,920
Deep Yellow Ltd. (a) (b)	198,773	133,588
Deterra Royalties Ltd. (a)	98,307	221,750
Dexus REIT (a)	286,728	1,271,581
Dexus Industria REIT	67,069	108,303
Dicker Data Ltd.	20,356	106,702
Domain Holdings Australia Ltd. (a)	51,929	139,151
Domino's Pizza Enterprises Ltd. (a)	15,836	254,712
Downer EDI Ltd.	202,709	689,845
Eagers Automotive Ltd. (a)	30,682	289,013
EBOS Group Ltd.	37,018	798,772
Elders Ltd.	44,953	188,916
Emerald Resources NL (b)	118,672	277,200
Endeavour Group Ltd.	433,685	1,045,978
Evolution Mining Ltd.	534,339	2,384,334
EVT Ltd. (a)	18,245	153,084
Firefinch Ltd. (a) (b) (c)	180,320	6,742
Flight Centre Travel Group Ltd. (a)	43,452	377,740
Fortescue Ltd.	455,791	4,399,611
G8 Education Ltd.	123,292	99,862
Genesis Minerals Ltd. (a) (b)	252,836	592,187
Glencore PLC (b)	2,740,348	10,022,266
Gold Road Resources Ltd.	236,196	428,956
Goodman Group REIT	536,675	9,605,301
GPT Group REIT	506,176	1,384,564
GrainCorp Ltd. Class A	50,653	215,621
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties Australia Ltd. REIT (a)	38,972	$55,103
Guzman y Gomez Ltd. (a) (b)	3,699	74,822
Hansen Technologies Ltd.	29,249	91,498
Harvey Norman Holdings Ltd. (a)	138,827	435,451
Healius Ltd. (a) (b)	128,559	113,040
Helia Group Ltd.	67,284	168,807
HMC Capital Ltd. REIT	79,560	312,619
HomeCo Daily Needs REIT	371,426	274,982
HUB24 Ltd.	21,802	937,355
IDP Education Ltd. (a)	61,180	361,483
IGO Ltd. (a)	157,267	391,087
Iluka Resources Ltd.	95,630	232,485
Imdex Ltd.	101,204	187,891
Incitec Pivot Ltd.	462,247	739,333
Ingenia Communities Group REIT	82,745	281,669
Inghams Group Ltd. (a)	99,084	194,235
Insignia Financial Ltd. (b)	115,870	304,334
Insurance Australia Group Ltd.	622,596	3,020,404
IperionX Ltd. (a) (b)	110,016	206,157
IPH Ltd.	47,437	135,364
IRESS Ltd.	44,456	226,512
JB Hi-Fi Ltd.	30,286	1,765,406
Johns Lyng Group Ltd. (a)	59,264	79,682
Judo Capital Holdings Ltd. (b)	161,120	185,699
Jumbo Interactive Ltd. (a)	11,565	76,484
Kelsian Group Ltd. (a)	35,773	60,010
Lendlease Corp. Ltd. Stapled Security	194,317	719,919
Leo Lithium Ltd. (a) (c)	203,060	26,162
Lifestyle Communities Ltd. (a)	28,492	139,088
Liontown Resources Ltd. (a) (b)	319,135	125,623
Lottery Corp. Ltd.	593,354	1,770,489
Lovisa Holdings Ltd. (a)	18,279	276,960
Lynas Rare Earths Ltd. (a) (b)	219,604	958,896
MA Financial Group Ltd. (a)	13,806	59,642
Maas Group Holdings Ltd. (a)	26,100	59,127
MAC Copper Ltd. CDI (b)	15,921	157,381
Macquarie Group Ltd.	95,677	11,874,280
Macquarie Technology Group Ltd. (b)	5,620	221,132
Mader Group Ltd. (a)	34,029	129,140
Magellan Financial Group Ltd. (a)	41,167	198,013
McMillan Shakespeare Ltd.	10,424	95,640
Medibank Pvt Ltd.	734,172	2,046,312
Megaport Ltd. (b)	34,556	210,371
Mesoblast Ltd. (a) (b)	279,136	344,738
Metcash Ltd.	245,642	486,702
Mineral Resources Ltd. (b)	47,938	721,848
Mirvac Group REIT	1,051,901	1,381,483
Monadelphous Group Ltd.	31,670	306,077
Nanosonics Ltd. (a) (b)	64,592	184,219
National Australia Bank Ltd.	812,630	17,431,046
Security Description	Shares	Value
National Storage REIT	326,097	$454,024
Netwealth Group Ltd.	30,520	494,421
Neuren Pharmaceuticals Ltd. (b)	24,487	183,797
New Hope Corp. Ltd.	140,723	326,581
NEXTDC Ltd. (a) (b)	177,905	1,270,773
nib holdings Ltd.	127,242	547,337
Nick Scali Ltd. (a)	16,577	163,827
Nine Entertainment Co. Holdings Ltd.	290,057	274,786
Northern Star Resources Ltd.	302,001	3,477,168
NRW Holdings Ltd.	104,835	181,636
Nufarm Ltd.	72,045	178,947
Nuix Ltd. (b)	50,018	96,715
Objective Corp. Ltd. (a)	2,964	27,872
OceanaGold Corp.	187,100	623,992
Ora Banda Mining Ltd. (b)	247,491	169,253
Orica Ltd.	129,922	1,384,850
Origin Energy Ltd.	455,222	3,004,175
Orora Ltd. (a)	319,509	376,093
Paladin Energy Ltd. (b)	105,409	340,387
Perenti Ltd.	177,128	148,091
Perpetual Ltd. (a)	29,508	359,112
Perseus Mining Ltd.	363,043	761,591
PEXA Group Ltd. (a) (b)	33,424	234,259
Pilbara Minerals Ltd. (a) (b)	775,551	823,515
Pinnacle Investment Management Group Ltd.	51,790	571,364
PolyNovo Ltd. (b)	146,523	105,943
Premier Investments Ltd.	22,778	285,877
Pro Medicus Ltd.	15,544	1,962,135
PWR Holdings Ltd. (a)	18,280	78,018
Qantas Airways Ltd.	195,927	1,113,968
QBE Insurance Group Ltd.	401,317	5,529,974
Qube Holdings Ltd.	447,959	1,106,115
Ramelius Resources Ltd.	362,866	542,389
Ramsay Health Care Ltd.	51,716	1,107,787
REA Group Ltd. (a)	13,802	1,909,742
Redox Ltd. (a)	39,694	70,203
Reece Ltd. (a)	65,641	649,526
Region RE Ltd. REIT	259,615	337,081
Regis Healthcare Ltd.	36,361	154,342
Regis Resources Ltd. (b)	163,146	402,417
Resolute Mining Ltd. (b)	419,081	122,113
Rio Tinto Ltd. (a)	98,091	7,098,101
Rio Tinto PLC	296,915	17,804,146
Sandfire Resources Ltd. (a) (b)	134,852	878,555
Santos Ltd.	878,427	3,670,981
Scentre Group REIT	1,360,005	2,869,662
SEEK Ltd.	100,465	1,354,637
SG Fleet Group Ltd.	31,651	68,440
SGH Ltd.	53,773	1,683,386
Sigma Healthcare Ltd. (a)	369,916	668,068
Silex Systems Ltd. (b)	87,668	199,980
SiteMinder Ltd. (a) (b)	47,530	130,676
SmartGroup Corp. Ltd.	25,202	116,977

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sonic Healthcare Ltd.	120,596	$1,952,774
South32 Ltd. (a) (e)	10,757	21,694
South32 Ltd. (e)	1,194,386	2,399,592
Spartan Resources Ltd. (b)	317,011	376,412
Stanmore Resources Ltd.	75,085	99,801
Steadfast Group Ltd.	301,126	1,091,979
Stockland REIT	660,351	2,032,006
Suncorp Group Ltd.	292,575	3,533,930
Super Retail Group Ltd.	47,823	387,978
Tabcorp Holdings Ltd.	559,156	206,887
Technology One Ltd.	72,109	1,264,892
Telix Pharmaceuticals Ltd. (b)	71,791	1,198,710
Telstra Group Ltd.	1,102,924	2,905,761
Temple & Webster Group Ltd. (a) (b)	17,447	180,770
Transurban Group Stapled Security	818,319	6,873,688
Treasury Wine Estates Ltd.	225,054	1,376,104
Tuas Ltd. (b)	71,703	248,403
Vault Minerals Ltd. (b)	1,707,623	479,638
Ventia Services Group Pty. Ltd.	184,895	466,044
Vicinity Ltd. REIT	1,085,703	1,499,273
Viva Energy Group Ltd. (d)	291,189	312,099
Vulcan Energy Resources Ltd. (a) (b)	37,135	119,112
Vulcan Steel Ltd.	8,527	41,970
WA1 Resources Ltd. (b)	9,274	75,986
Washington H Soul Pattinson & Co. Ltd. (a)	63,162	1,372,448
Waypoint REIT Ltd.	137,853	204,811
WEB Travel Group Ltd. (a) (b)	83,369	238,924
Wesfarmers Ltd.	300,864	13,602,246
West African Resources Ltd. (b)	221,720	324,296
Westgold Resources Ltd. (e)	97,183	175,623
Westgold Resources Ltd. (e)	118,628	215,125
Westpac Banking Corp.	907,073	18,026,474
Whitehaven Coal Ltd.	237,807	815,887
WiseTech Global Ltd.	49,793	2,560,740
Woodside Energy Group Ltd.	508,069	7,361,106
Woolworths Group Ltd.	322,796	5,977,154
Worley Ltd.	137,958	1,251,657
Yancoal Australia Ltd.	85,872	271,701
Zip Co. Ltd. (b)	371,770	381,921
		373,127,204
AUSTRIA — 0.2%
ams-OSRAM AG (b)	21,918	193,078
ANDRITZ AG	18,871	1,057,699
BAWAG Group AG (d)	20,915	2,155,481
CA Immobilien Anlagen AG	10,087	244,070
CPI Europe AG (b)	8,587	156,202
DO & Co. AG (b)	1,862	327,847
Erste Group Bank AG	82,206	5,680,496
EVN AG	8,519	198,080
Kontron AG	10,338	249,632
Security Description	Shares	Value
Lenzing AG (b)	5,138	$150,402
Mondi PLC (e)	107,269	1,598,918
Mondi PLC (a) (e)	9,256	136,989
Oesterreichische Post AG	13,014	440,439
OMV AG	41,591	2,139,608
Palfinger AG	2,748	83,461
Porr AG	3,398	96,784
Raiffeisen Bank International AG	33,934	874,589
Schoeller-Bleckmann Oilfield Equipment AG	1,927	73,999
UNIQA Insurance Group AG	29,267	310,844
Verbund AG	18,101	1,279,725
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	410,095
voestalpine AG	28,506	696,681
Wienerberger AG	29,731	990,077
		19,545,196
BELGIUM — 0.6%
Ackermans & van Haaren NV	5,746	1,244,314
Aedifica SA REIT	12,552	846,783
Ageas SA	40,088	2,400,565
Anheuser-Busch InBev SA	237,215	14,569,489
Azelis Group NV	41,854	734,687
Barco NV (a)	14,654	187,227
Bekaert SA	8,197	294,238
Cofinimmo SA REIT (a)	10,156	669,301
Colruyt Group NV (a)	8,297	340,572
Deme Group NV	1,771	249,811
D'ieteren Group	5,718	983,987
Elia Group SA (a)	7,840	679,303
Fagron	17,398	356,266
Galapagos NV (a) (b)	10,952	275,876
Groupe Bruxelles Lambert NV	21,921	1,634,052
KBC Ancora	10,265	623,978
KBC Group NV	61,084	5,561,752
Kinepolis Group NV (a)	2,953	103,257
Lotus Bakeries NV	115	1,021,316
Melexis NV (a)	4,796	269,780
Montea NV REIT	4,885	348,671
Ontex Group NV (a) (b)	20,660	189,734
Proximus SADP (a)	32,097	236,924
Recticel SA (a)	8,030	88,101
Retail Estates NV REIT	2,749	179,238
Shurgard Self Storage Ltd. REIT	9,100	328,885
Sofina SA	4,102	1,049,449
Solvay SA (a)	19,757	702,076
Syensqo SA	19,635	1,338,580
Tessenderlo Group SA (a)	5,115	136,361
UCB SA	33,375	5,870,183
Umicore SA	52,036	538,528
Vastned NV REIT (a)	2,014	63,960
VGP NV	3,602	312,743

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Warehouses De Pauw CVA REIT	47,630	$1,127,976
X-Fab Silicon Foundries SE (b) (d)	15,689	63,685
Xior Student Housing NV REIT	8,943	266,304
		45,887,952
BERMUDA — 0.0% (f)
Conduit Holdings Ltd.	37,895	163,174
Cool Co. Ltd.	4,767	26,132
		189,306
BRAZIL — 1.4%
Afya Ltd. Class A (a)	3,000	53,790
Allos SA	94,822	316,700
Alpargatas SA Preference Shares	41,207	49,282
Alupar Investimento SA	46,483	235,838
Ambev SA	1,357,867	3,200,476
Atacadao SA	149,400	189,109
Auren Energia SA (b)	243,430	316,206
Azzas 2154 SA	33,090	141,542
B3 SA - Brasil Bolsa Balcao	1,435,203	3,041,974
Banco ABC Brasil SA Preference Shares	17,795	63,691
Banco Bradesco SA	474,940	941,148
Banco Bradesco SA Preference Shares	1,431,082	3,165,663
Banco BTG Pactual SA	312,808	1,840,481
Banco do Brasil SA	446,400	2,197,064
Banco do Estado do Rio Grande do Sul SA Preference Shares	55,500	104,069
Banco Pan SA Preference Shares	88,800	113,022
BB Seguridade Participacoes SA	189,000	1,329,812
Bradespar SA Preference Shares	58,036	181,475
Braskem SA Preference Shares (b)	89,100	171,117
Brava Energia	158,370	638,717
BRF SA	163,886	563,106
Caixa Seguridade Participacoes SA	135,300	352,208
CCR SA	234,500	476,562
Centrais Eletricas Brasileiras SA	329,119	2,343,852
Centrais Eletricas Brasileiras SA Preference Shares	57,300	444,382
Cia Brasileira de Aluminio (b)	30,268	25,419
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	53,743
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	125,500	2,234,948
Security Description	Shares	Value
Cia de Saneamento de Minas Gerais Copasa MG	49,600	$171,030
Cia De Sanena Do Parana	38,500	181,354
Cia De Sanena Do Parana Preference Shares	132,600	124,552
Cia Energetica de Minas Gerais Preference Shares	495,373	887,367
Cia Paranaense de Energia - Copel Class B, Preference Shares	246,200	447,468
Cia Siderurgica Nacional SA	149,200	246,685
Cosan SA	268,780	346,789
CPFL Energia SA	77,500	510,113
Cury Construtora e Incorporadora SA	24,600	105,441
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	281,660
Dexco SA	93,038	87,391
Direcional Engenharia SA	35,629	195,511
EcoRodovias Infraestrutura e Logistica SA	81,929	77,528
Embraer SA (b)	186,200	2,137,465
Energisa SA	75,111	524,550
Engie Brasil Energia SA	72,666	489,713
Equatorial Energia SA	308,828	1,725,401
ERO Copper Corp. (a) (b)	22,300	270,064
Fleury SA	57,402	117,256
Fras-Le SA	14,100	66,689
Gerdau SA Preference Shares	380,502	1,074,877
GPS Participacoes e Empreendimentos SA (d)	99,500	226,703
Grendene SA	87,800	84,310
Grupo Mateus SA	120,500	142,640
Hapvida Participacoes e Investimentos SA (b) (d)	1,136,902	438,671
Hypera SA	80,800	273,253
Iguatemi SA	42,713	137,961
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	34,192
Inter & Co., Inc. Class A	58,300	319,484
IRB-Brasil Resseguros SA (b)	14,017	125,446
Itau Unibanco Holding SA Preference Shares	1,412,863	7,748,036
Itausa SA Preference Shares	1,555,224	2,565,951
Karoon Energy Ltd. (a)	208,007	206,415
Klabin SA	222,380	724,487
Localiza Rent a Car SA	243,510	1,428,073
Lojas Renner SA	240,953	514,496
M Dias Branco SA	20,700	82,220
Magazine Luiza SA (b)	76,023	134,721
Mahle Metal Leve SA	37,700	186,800
Marcopolo SA	46,200	39,927
Marcopolo SA Preference Shares	154,920	165,532
Marfrig Global Foods SA	86,192	271,774

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Metalurgica Gerdau SA Preference Shares	208,100	$325,176
Minerva SA (b)	66,635	73,526
MRV Engenharia e Participacoes SA (b)	105,116	93,781
Multiplan Empreendimentos Imobiliarios SA	90,914	358,726
Natura & Co. Holding SA	368,637	642,966
NU Holdings Ltd. Class A (b)	855,000	8,755,200
Odontoprev SA	78,060	142,283
Orizon Valorizacao de Residuos SA (b)	6,923	51,128
Pagseguro Digital Ltd. Class A (b)	48,000	366,240
Petroleo Brasileiro SA	1,002,700	7,146,075
Petroleo Brasileiro SA Preference Shares	1,207,400	7,833,402
Petroreconcavo SA	43,700	125,813
Pluxee NV	23,290	475,035
PRIO SA (b)	222,410	1,545,471
Raia Drogasil SA	348,376	1,158,689
Rede D'Or Sao Luiz SA (d)	215,853	1,062,749
Rumo SA	370,171	1,048,279
Santos Brasil Participacoes SA	104,381	242,562
Sao Martinho SA	33,600	121,432
Sendas Distribuidora SA	324,200	426,784
Serena Energia SA (b)	53,037	71,208
Sigma Lithium Corp. (a) (b)	14,500	150,800
Simpar SA (b)	66,400	47,067
SLC Agricola SA	49,764	161,604
Smartfit Escola de Ginastica e Danca SA	56,134	200,127
StoneCo Ltd. Class A (b)	60,600	635,088
Suzano SA	179,209	1,656,408
Telefonica Brasil SA	98,385	855,940
TIM SA	195,300	613,760
TOTVS SA	145,301	846,542
Transmissora Alianca de Energia Eletrica SA	43,800	257,402
Tres Tentos Agroindustrial SA	17,015	43,045
Tupy SA	20,800	66,093
Ultrapar Participacoes SA	163,500	488,418
Unipar Carbocloro SA Preference Shares	9,317	89,239
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares	105,900	105,019
Vale SA	979,118	9,692,630
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	71,389
Vibra Energia SA	264,900	822,313
Vinci Partners Investments Ltd. Class A (a)	6,700	67,804
Vivara Participacoes SA	27,900	96,886
VTEX Class A (b)	12,100	61,347
Security Description	Shares	Value
Vulcabras SA	18,434	$50,851
WEG SA	456,240	3,606,810
Wheaton Precious Metals Corp.	119,556	9,276,233
Wilson Sons SA	45,000	133,798
XP, Inc. Class A	99,900	1,373,625
Yara International ASA	43,708	1,316,728
		115,558,883
BURKINA FASO — 0.0% (f)
IAMGOLD Corp. (b)	150,800	940,896
CANADA — 7.3%
ADENTRA, Inc. (a)	5,200	99,682
Advantage Energy Ltd. (a) (b)	44,100	332,148
Aecon Group, Inc.	16,500	194,205
Africa Oil Corp. (a)	73,600	105,344
Ag Growth International, Inc. (a)	4,900	118,921
Agnico Eagle Mines Ltd.	132,540	14,357,694
Air Canada (a) (b)	47,200	464,703
Alamos Gold, Inc. Class A	110,870	2,961,926
Algoma Steel Group, Inc. (a)	22,600	122,637
Algonquin Power & Utilities Corp. (a)	192,130	986,514
Alimentation Couche-Tard, Inc.	200,200	9,871,943
Allied Gold Corp. (b)	50,100	170,568
Allied Properties Real Estate Investment Trust	13,900	158,291
AltaGas Ltd. (a)	78,600	2,155,527
Altius Minerals Corp. (a)	8,500	146,229
Altus Group Ltd. (a)	13,400	479,020
Andlauer Healthcare Group, Inc. (a)	3,660	99,177
ARC Resources Ltd.	156,385	3,143,455
Aritzia, Inc. (a) (b)	22,500	790,724
Artis Real Estate Investment Trust	14,000	75,095
Atco Ltd. Class I	20,000	696,474
Athabasca Oil Corp. (b)	126,600	490,831
AtkinsRealis Group, Inc.	46,600	2,213,682
ATS Corp. (a) (b)	22,000	548,299
AutoCanada, Inc. (a) (b)	3,300	37,397
Aya Gold & Silver, Inc. (b)	31,100	240,286
B2Gold Corp.	345,685	982,353
Badger Infrastructure Solutions Ltd. (a)	7,200	194,401
Ballard Power Systems, Inc. (a) (b)	46,200	51,039
Bank of Montreal	192,690	18,398,096
Bank of Nova Scotia (a)	328,492	15,572,700
Barrick Gold Corp. (e)	431,617	8,378,933
Barrick Gold Corp. (a) (e)	25,306	492,270
Baytex Energy Corp. (a)	175,300	388,541
BCE, Inc. (a)	19,273	442,305
Birchcliff Energy Ltd.	71,100	329,997
Bird Construction, Inc. (a)	12,000	181,511
Bitfarms Ltd. (a) (b)	72,000	56,529

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BlackBerry Ltd. (a) (b)	148,500	$559,229
Boardwalk Real Estate Investment Trust	5,500	256,418
Bombardier, Inc. Class B (a) (b)	23,172	1,303,782
Boralex, Inc. Class A (a)	24,900	500,336
Boyd Group Services, Inc. (a)	5,700	819,366
Brookfield Asset Management Ltd. Class A (a)	92,708	4,487,087
Brookfield Business Corp. Class A (a)	7,700	204,691
Brookfield Corp.	361,725	18,927,573
Brookfield Infrastructure Corp. Class A (a)	28,550	1,030,914
Brookfield Renewable Corp. (a)	36,300	1,013,146
Brookfield Wealth Solutions Ltd.	4,707	245,938
BSR Real Estate Investment Trust	5,000	65,868
CAE, Inc. (b)	84,100	2,067,367
Calibre Mining Corp. (b)	197,700	439,562
Cameco Corp.	115,000	4,733,438
Canaccord Genuity Group, Inc.	20,300	118,619
Canada Goose Holdings, Inc. (a) (b)	10,500	83,241
Canadian Apartment Properties REIT	21,500	644,440
Canadian Imperial Bank of Commerce (a)	248,916	14,000,174
Canadian National Railway Co. (a)	141,300	13,748,586
Canadian Natural Resources Ltd.	557,500	17,152,058
Canadian Pacific Kansas City Ltd.	246,600	17,303,550
Canadian Tire Corp. Ltd. Class A (a)	13,800	1,432,880
Canadian Utilities Ltd. Class A (a)	35,500	912,628
Canfor Corp. (a) (b)	11,300	118,555
Capital Power Corp. (a)	37,000	1,229,606
Capstone Copper Corp. (a) (b)	154,100	793,386
Cardinal Energy Ltd. (a)	26,000	116,880
Cargojet, Inc. (a)	1,600	91,870
Cascades, Inc. (a)	17,800	119,965
CCL Industries, Inc. Class B	40,100	1,958,401
Celestica, Inc. (a) (b)	30,700	2,421,445
Cenovus Energy, Inc.	361,984	5,030,175
Centerra Gold, Inc.	49,500	314,007
CES Energy Solutions Corp.	60,500	311,065
CGI, Inc.	53,300	5,320,186
Choice Properties Real Estate Investment Trust	42,400	410,964
CI Financial Corp.	31,163	674,901
Cogeco Communications, Inc. (a)	2,900	141,408
Security Description	Shares	Value
Colliers International Group, Inc. (a)	11,000	$1,331,006
Computer Modelling Group Ltd. (a)	17,200	96,322
Constellation Software, Inc.	5,300	16,782,394
Converge Technology Solutions Corp.	46,800	177,542
Crombie Real Estate Investment Trust	10,260	101,584
Cronos Group, Inc. (a) (b)	33,600	60,465
CT Real Estate Investment Trust	10,200	102,833
Defi Technologies, Inc. (a) (b)	78,300	164,298
Definity Financial Corp. (a)	21,400	950,715
Denison Mines Corp. (b)	235,400	307,488
dentalcorp Holdings Ltd. (b)	26,200	150,729
Descartes Systems Group, Inc. (b)	22,600	2,274,839
Docebo, Inc. (a) (b)	3,100	89,150
Dollarama, Inc. (a)	73,600	7,869,076
Dream Industrial Real Estate Investment Trust	40,600	318,763
DREAM Unlimited Corp. Class A	4,365	59,838
Dundee Precious Metals, Inc.	47,500	629,703
Dye & Durham Ltd. (a)	16,098	121,133
Element Fleet Management Corp. (a)	106,900	2,125,002
Emera, Inc.	78,100	3,288,964
Empire Co. Ltd. Class A	35,000	1,173,354
Enbridge, Inc. (a)	575,500	25,467,150
Endeavour Silver Corp. (a) (b)	60,000	255,967
Enerflex Ltd.	28,400	219,425
Enghouse Systems Ltd.	11,700	208,677
EQB, Inc. (a)	7,600	515,063
Equinox Gold Corp. (b)	102,218	702,405
Evertz Technologies Ltd.	3,400	24,308
Exchange Income Corp. (a)	6,300	217,638
Extendicare, Inc. (a)	19,700	176,571
Fairfax Financial Holdings Ltd.	5,300	7,658,956
Fiera Capital Corp. (a)	16,100	68,573
Finning International, Inc.	36,500	1,026,844
First Capital Real Estate Investment Trust	27,500	315,077
First Majestic Silver Corp.	107,600	719,202
First National Financial Corp. (a)	3,500	93,747
FirstService Corp.	10,800	1,790,583
Foran Mining Corp. (b)	67,200	169,955
Fortis, Inc.	131,229	5,976,766
Fortuna Mining Corp. (b)	82,663	502,554
Franco-Nevada Corp.	50,783	7,985,907
Freehold Royalties Ltd. (a)	29,100	257,588
G Mining Ventures Corp. (b)	35,900	468,190
GDI Integrated Facility Services, Inc. (a) (b)	3,100	69,937
George Weston Ltd.	15,627	2,663,729

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Gibson Energy, Inc. (a)	42,900	$665,297
Gildan Activewear, Inc. (a)	36,500	1,613,431
goeasy Ltd. (a)	3,900	408,955
Granite Real Estate Investment Trust	8,100	377,353
Great-West Lifeco, Inc.	73,700	2,887,063
H&R Real Estate Investment Trust	29,600	206,691
Hammond Power Solutions, Inc.	1,800	95,175
Headwater Exploration, Inc. (a)	62,700	280,990
Hudbay Minerals, Inc.	104,000	788,355
Hydro One Ltd. (d)	87,000	2,925,086
iA Financial Corp., Inc.	24,700	2,345,320
IGM Financial, Inc. (a)	20,700	636,569
Imperial Oil Ltd. (a)	47,000	3,394,581
Innergex Renewable Energy, Inc. (a)	38,000	357,228
Intact Financial Corp.	47,100	9,621,588
Interfor Corp. (a) (b)	9,800	101,796
International Petroleum Corp. (b)	20,800	309,561
InterRent Real Estate Investment Trust	14,697	115,187
Jamieson Wellness, Inc. (d)	9,300	197,340
K92 Mining, Inc. (b)	63,000	543,220
Kelt Exploration Ltd. (a) (b)	39,900	188,515
Keyera Corp.	61,100	1,898,908
Killam Apartment Real Estate Investment Trust	11,000	133,827
Kinaxis, Inc. (b)	7,200	793,713
Kinross Gold Corp.	324,800	4,091,453
Labrador Iron Ore Royalty Corp. (a)	17,300	353,633
Lassonde Industries, Inc. Class A	400	58,583
Laurentian Bank of Canada (a)	10,000	189,474
Leon's Furniture Ltd.	3,900	64,058
Lightspeed Commerce, Inc. (a) (b)	34,200	299,168
Linamar Corp.	11,400	394,852
Lithium Americas Corp. (a) (b)	44,500	120,274
Lithium Argentina AG (a) (b)	30,200	64,208
Loblaw Cos. Ltd.	39,800	5,576,563
Lundin Gold, Inc.	28,500	882,376
MAG Silver Corp. (b)	25,900	393,921
Magna International, Inc. (a)	70,900	2,409,393
Major Drilling Group International, Inc. (b)	12,200	67,983
Manulife Financial Corp.	456,400	14,219,195
Maple Leaf Foods, Inc.	18,200	317,022
Martinrea International, Inc. (a)	17,800	86,820
Mattr Corp. (b)	13,200	93,916
MEG Energy Corp. (a)	69,400	1,216,579
Methanex Corp. (a)	17,800	624,067
Metro, Inc.	55,457	3,855,885
Security Description	Shares	Value
Morguard Corp.	1,200	$100,644
MTY Food Group, Inc.	4,300	122,733
Mullen Group Ltd. (a)	18,900	164,148
National Bank of Canada (a)	103,790	8,564,974
New Gold, Inc. (b)	208,500	770,693
NexGen Energy Ltd. (a) (b)	141,500	634,132
NFI Group, Inc. (a) (b)	25,100	206,311
NGEx Minerals Ltd. (b)	35,500	321,886
North American Construction Group Ltd. (a)	4,900	77,249
North West Co., Inc.	12,600	445,082
Northland Power, Inc. (a)	69,269	946,688
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	70,870
Novagold Resources, Inc. (a) (b)	66,200	193,184
Nutrien Ltd. (a)	129,618	6,432,043
NuVista Energy Ltd. (b)	38,100	360,021
Onex Corp. (a)	16,300	1,090,744
Open Text Corp.	71,100	1,794,235
Orla Mining Ltd. (b)	60,000	560,292
Osisko Gold Royalties Ltd.	44,335	935,525
Pan American Silver Corp.	97,404	2,515,551
Paramount Resources Ltd. Class A (a)	23,500	304,516
Parex Resources, Inc.	29,800	277,864
Parkland Corp. (a)	37,073	927,823
Pason Systems, Inc. (a)	15,300	139,792
Pembina Pipeline Corp.	153,448	6,136,854
Pet Valu Holdings Ltd. (a)	12,100	222,706
Peyto Exploration & Development Corp. (a)	53,400	676,381
Pollard Banknote Ltd. (a)	1,300	17,884
Power Corp. of Canada (a)	148,053	5,233,932
PrairieSky Royalty Ltd.	57,294	1,033,024
Precision Drilling Corp. (a) (b)	3,300	153,392
Premium Brands Holdings Corp. (a)	11,400	613,069
Primaris Real Estate Investment Trust	13,425	138,891
Propel Holdings, Inc. (a)	5,000	80,667
Quebecor, Inc. Class B	41,800	1,054,548
RB Global, Inc. (a)	48,700	4,887,088
Restaurant Brands International, Inc. (a)	81,246	5,415,271
Richelieu Hardware Ltd. (a)	15,300	357,080
RioCan Real Estate Investment Trust	38,600	459,955
Rogers Communications, Inc. Class B (a)	95,032	2,537,488
Rogers Sugar, Inc. (a)	17,400	64,921
Royal Bank of Canada	373,400	42,055,334
Russel Metals, Inc. (a)	15,100	412,424
Sandstorm Gold Ltd.	58,000	436,839
Saputo, Inc.	67,700	1,167,963
Savaria Corp. (a)	13,700	152,682

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Seabridge Gold, Inc. (b)	20,400	$237,415
Secure Waste Infrastructure Corp. (a)	52,600	573,054
Shopify, Inc. Class A (b)	320,500	30,485,635
Sienna Senior Living, Inc. (a)	21,800	251,437
Skeena Resources Ltd. (b)	21,300	214,739
Slate Grocery REIT Class U,	5,300	52,070
SmartCentres Real Estate Investment Trust	16,600	291,689
South Bow Corp. (a)	54,762	1,398,681
Spin Master Corp. (a) (d)	8,900	148,782
Sprott, Inc.	4,870	218,148
SSR Mining, Inc. (b)	50,304	504,001
Stantec, Inc.	30,100	2,494,583
Stella-Jones, Inc.	13,300	630,601
StorageVault Canada, Inc. (a)	51,900	140,996
Sun Life Financial, Inc.	152,000	8,698,086
Suncor Energy, Inc.	332,164	12,859,599
SunOpta, Inc. (a) (b)	20,000	96,995
Superior Plus Corp. (a)	65,600	293,075
Tamarack Valley Energy Ltd. (a)	150,400	456,660
Taseko Mines Ltd. (b)	72,200	161,531
TC Energy Corp. (a)	274,010	12,938,489
Teck Resources Ltd. Class B	125,800	4,581,856
TELUS Corp.	130,853	1,876,537
TerraVest Industries, Inc. (a)	3,700	365,437
TFI International, Inc. (a)	21,200	1,641,205
Thomson Reuters Corp.	41,604	7,178,406
TMX Group Ltd.	73,300	2,675,826
Topaz Energy Corp. (a)	31,000	521,890
Torex Gold Resources, Inc. (b)	22,700	628,518
Toromont Industries Ltd. (a)	21,900	1,713,807
Toronto-Dominion Bank	462,498	27,709,712
Tourmaline Oil Corp. (a)	94,163	4,540,498
TransAlta Corp. (a)	66,900	624,261
Transcontinental, Inc. Class A (a)	18,800	243,744
Trican Well Service Ltd. (a)	40,500	131,131
Triple Flag Precious Metals Corp.	15,967	305,417
Trisura Group Ltd. (b)	10,700	248,533
Veren, Inc. (a)	166,100	1,098,678
Vermilion Energy, Inc. (a)	45,900	371,537
Well Health Technologies Corp. (a) (b)	42,100	121,101
Wesdome Gold Mines Ltd. (b)	39,500	470,405
West Fraser Timber Co. Ltd.	14,400	1,105,876
Westshore Terminals Investment Corp. (a)	8,200	140,498
Whitecap Resources, Inc. (a)	155,100	997,899
Winpak Ltd. (a)	6,400	174,313
WSP Global, Inc. (a)	34,500	5,853,914
		609,360,992
Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% (f)
Patria Investments Ltd. Class A (a)	14,400	$162,576
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	282,936
Antofagasta PLC	105,649	2,298,362
Banco de Chile	10,442,656	1,377,494
Banco de Credito e Inversiones SA	19,569	721,317
Banco Itau Chile SA	8,665	117,467
Banco Santander Chile	15,151,615	859,905
CAP SA (b)	31,134	168,429
Cencosud SA	345,997	1,054,010
Cia Cervecerias Unidas SA	52,608	397,683
Colbun SA	2,338,950	328,002
Embotelladora Andina SA Preference Shares	111,561	416,254
Empresa Nacional de Telecomunicaciones SA	36,914	112,839
Empresas CMPC SA	281,711	461,639
Empresas Copec SA	110,962	763,426
Enel Americas SA	5,048,946	490,058
Enel Chile SA	5,627,525	369,109
Engie Energia Chile SA (b)	71,134	73,004
Falabella SA	236,684	984,552
Inversiones Aguas Metropolitanas SA	443,727	392,029
Latam Airlines Group SA	41,655,906	650,803
Lundin Mining Corp.	194,701	1,577,359
Parque Arauco SA	130,868	260,030
Plaza SA	94,837	195,763
SMU SA	1,137,230	210,250
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	38,288	1,520,864
Vina Concha y Toro SA	73,303	93,556
		16,177,140
CHINA — 8.5%
360 Security Technology, Inc. Class A	223,600	319,887
361 Degrees International Ltd.	183,000	104,265
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	23,597
3SBio, Inc. (d)	367,000	564,347
AAC Technologies Holdings, Inc.	225,000	1,372,969
Accelink Technologies Co. Ltd. Class A	13,200	84,167
ACM Research Shanghai, Inc. Class A	3,220	45,310
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	165,650
AECC Aero-Engine Control Co. Ltd. Class A	99,703	262,666

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
AECC Aviation Power Co. Ltd. Class A	35,700	$178,221
Agricultural Bank of China Ltd. Class A	1,563,200	1,115,211
Agricultural Bank of China Ltd. Class H	7,363,000	4,434,850
Aier Eye Hospital Group Co. Ltd. Class A	114,544	209,493
AIM Vaccine Co. Ltd. (b)	49,000	26,141
Air China Ltd. Class A (b)	120,700	118,276
Airtac International Group	39,743	1,009,336
AK Medical Holdings Ltd. (d)	142,000	108,364
Akeso, Inc. (b) (d)	162,000	1,596,539
Alibaba Group Holding Ltd.	4,274,200	70,731,226
Alibaba Health Information Technology Ltd. (a) (b)	1,595,500	970,910
A-Living Smart City Services Co. Ltd. (a) (d)	135,250	45,600
Aluminum Corp. of China Ltd. Class A	193,400	199,193
Aluminum Corp. of China Ltd. Class H	862,000	540,798
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	62,700
ANE Cayman, Inc. (b)	171,000	191,229
Angel Yeast Co. Ltd. Class A	28,900	137,444
Angelalign Technology, Inc. (a) (d)	8,400	59,636
Anhui Conch Cement Co. Ltd. Class A	41,600	138,970
Anhui Conch Cement Co. Ltd. Class H	406,500	1,149,844
Anhui Expressway Co. Ltd. Class H	114,000	160,297
Anhui Gujing Distillery Co. Ltd. Class A	6,000	140,527
Anhui Gujing Distillery Co. Ltd. Class B	31,664	498,828
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	32,100	159,836
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	103,673
Anker Innovations Technology Co. Ltd. Class A	10,140	144,077
ANTA Sports Products Ltd.	350,200	3,851,018
Ascentage Pharma Group International (b) (d)	52,200	284,354
AsiaInfo Technologies Ltd. (d)	76,000	87,291
Atour Lifestyle Holdings Ltd. ADR	15,900	450,765
Autohome, Inc. ADR	21,000	582,120
Avary Holding Shenzhen Co. Ltd. Class A	70,000	351,301
AviChina Industry & Technology Co. Ltd. Class H	509,000	256,526
Avicopter PLC Class A	35,500	178,989
Security Description	Shares	Value
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	197,500	$234,566
BAIC Motor Corp. Ltd. Class H (d)	821,500	213,894
Baidu, Inc. Class A (b)	612,300	7,068,300
Bairong, Inc. (a) (b) (d)	139,500	150,034
Bank of Beijing Co. Ltd. Class A	342,600	284,903
Bank of Chengdu Co. Ltd. Class A	77,900	184,535
Bank of China Ltd. Class A	418,700	322,795
Bank of China Ltd. Class H	18,744,000	11,322,163
Bank of Communications Co. Ltd. Class A	557,200	571,758
Bank of Communications Co. Ltd. Class H	2,381,000	2,128,013
Bank of Hangzhou Co. Ltd. Class A	58,900	117,171
Bank of Jiangsu Co. Ltd. Class A	407,780	534,075
Bank of Nanjing Co. Ltd. Class A	176,700	251,345
Bank of Ningbo Co. Ltd. Class A	72,840	258,997
Bank of Shanghai Co. Ltd. Class A	271,500	368,474
Baoshan Iron & Steel Co. Ltd. Class A	340,800	337,445
BeiGene Ltd. (b)	202,500	4,283,717
Beijing Capital International Airport Co. Ltd. Class H (b)	326,000	117,947
Beijing Enterprises Holdings Ltd.	156,000	590,750
Beijing Enterprises Water Group Ltd.	820,000	236,745
Beijing Fourth Paradigm Technology Co. Ltd. (b)	32,500	192,572
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	38,097
Beijing Kingsoft Office Software, Inc. Class A	5,556	230,316
Beijing New Building Materials PLC Class A	10,400	41,696
Beijing Roborock Technology Co. Ltd. Class A	2,665	89,376
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	234,723
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	30,000	32,873
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	113,742
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	108,443
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	169,890

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	$492,554
Bilibili, Inc. Class Z (a) (b)	62,260	1,194,127
BOC Aviation Ltd. (d)	44,500	347,711
BOC Hong Kong Holdings Ltd.	1,005,500	4,071,792
BOE Technology Group Co. Ltd. Class A	738,800	422,165
BOE Varitronix Ltd.	80,000	58,603
Bosideng International Holdings Ltd.	850,000	436,198
Brilliance China Automotive Holdings Ltd. (a)	660,000	220,392
BYD Co. Ltd. Class A	33,100	1,716,936
BYD Co. Ltd. Class H	279,000	14,129,677
BYD Electronic International Co. Ltd. (a)	229,000	1,194,173
C&D International Investment Group Ltd. (a)	218,044	455,886
Caitong Securities Co. Ltd. Class A	30,160	32,432
Cambricon Technologies Corp. Ltd. Class A (b)	7,449	643,430
Canggang Railway Ltd. (a)	448,000	78,886
CanSino Biologics, Inc. Class H (b) (d)	40,200	172,808
CARsgen Therapeutics Holdings Ltd. (a) (b) (d)	118,500	236,455
CGN Mining Co. Ltd. (a)	1,135,000	203,273
CGN New Energy Holdings Co. Ltd.	158,000	46,808
CGN Power Co. Ltd. Class A	432,300	216,233
CGN Power Co. Ltd. Class H (d)	2,791,600	874,180
Changchun High-Tech Industry Group Co. Ltd. Class A	6,200	83,567
Changjiang Securities Co. Ltd. Class A	35,800	31,314
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	87,366
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	135,946
Chervon Holdings Ltd.	18,200	40,554
Chifeng Jilong Gold Mining Co. Ltd. Class A	86,400	274,245
China BlueChemical Ltd. Class H	204,000	50,045
China CITIC Bank Corp. Ltd. Class H	2,390,000	1,875,004
China Coal Energy Co. Ltd. Class H	588,000	600,320
China Communications Services Corp. Ltd. Class H	458,000	250,710
China Conch Venture Holdings Ltd.	351,500	350,029
China Construction Bank Corp. Class A	243,900	296,393
Security Description	Shares	Value
China Construction Bank Corp. Class H	25,598,000	$22,687,393
China CSSC Holdings Ltd. Class A	54,200	227,836
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	556,000	160,054
China East Education Holdings Ltd. (d)	63,000	40,907
China Eastern Airlines Corp. Ltd. Class A (b)	269,200	134,603
China Education Group Holdings Ltd. (a)	297,376	91,518
China Energy Engineering Corp. Ltd. Class A	587,300	183,611
China Everbright Bank Co. Ltd. Class A	708,700	369,162
China Everbright Bank Co. Ltd. Class H	1,095,300	446,511
China Everbright Environment Group Ltd.	731,518	323,743
China Everbright Ltd.	208,000	116,323
China Feihe Ltd. (d)	849,000	640,717
China Foods Ltd.	362,000	140,633
China Galaxy Securities Co. Ltd. Class A	115,800	264,379
China Galaxy Securities Co. Ltd. Class H	808,800	811,728
China Gas Holdings Ltd.	632,611	576,923
China Gold International Resources Corp. Ltd. (b)	79,700	574,127
China Greatwall Technology Group Co. Ltd. Class A (b)	33,600	65,156
China Hongqiao Group Ltd. (a)	794,000	1,642,735
China International Capital Corp. Ltd. Class A	23,600	111,959
China International Capital Corp. Ltd. Class H (d)	439,600	826,674
China Jinmao Holdings Group Ltd.	843,394	137,194
China Jushi Co. Ltd. Class A	25,717	45,656
China Lesso Group Holdings Ltd.	209,000	94,219
China Life Insurance Co. Ltd. Class A	28,900	149,582
China Life Insurance Co. Ltd. Class H	1,942,000	3,754,409
China Lilang Ltd.	100,000	46,774
China Literature Ltd. (a) (b) (d)	86,400	287,922
China Longyuan Power Group Corp. Ltd. Class H	756,000	606,694
China Medical System Holdings Ltd.	358,000	343,287
China Mengniu Dairy Co. Ltd.	863,000	2,131,859
China Merchants Bank Co. Ltd. Class A	344,700	2,054,868
China Merchants Bank Co. Ltd. Class H	1,050,000	6,226,325

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Merchants Energy Shipping Co. Ltd. Class A	83,300	$74,733
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	509,490
China Merchants Port Holdings Co. Ltd.	391,740	673,671
China Merchants Securities Co. Ltd. Class A	119,000	290,846
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	104,595
China Minsheng Banking Corp. Ltd. Class A	896,900	482,387
China Minsheng Banking Corp. Ltd. Class H	1,745,600	787,236
China Modern Dairy Holdings Ltd. (a)	574,000	80,618
China National Building Material Co. Ltd. Class H	768,954	396,903
China National Chemical Engineering Co. Ltd. Class A	71,900	71,170
China National Nuclear Power Co. Ltd. Class A	302,600	383,892
China National Software & Service Co. Ltd. Class A (b)	26,370	157,395
China Nonferrous Mining Corp. Ltd.	285,000	206,799
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	101,800	317,846
China Oilfield Services Ltd. Class H	424,000	350,860
China Overseas Grand Oceans Group Ltd.	216,135	52,194
China Overseas Land & Investment Ltd.	1,039,000	1,860,039
China Overseas Property Holdings Ltd.	280,000	192,699
China Pacific Insurance Group Co. Ltd. Class A	90,000	398,710
China Pacific Insurance Group Co. Ltd. Class H	709,600	2,235,936
China Petroleum & Chemical Corp. Class A	714,000	563,486
China Petroleum & Chemical Corp. Class H	6,478,000	3,418,315
China Power International Development Ltd. (a)	1,100,000	414,939
China Railway Group Ltd. Class A	272,800	207,759
China Railway Group Ltd. Class H	1,020,000	451,298
China Railway Signal & Communication Corp. Ltd. Class A	171,778	133,096
China Rare Earth Resources & Technology Co. Ltd. Class A	64,200	279,937
Security Description	Shares	Value
China Resources Beer Holdings Co. Ltd.	470,221	$1,699,376
China Resources Building Materials Technology Holdings Ltd.	430,000	95,763
China Resources Gas Group Ltd.	233,900	697,895
China Resources Land Ltd.	867,333	2,877,550
China Resources Medical Holdings Co. Ltd.	322,000	154,107
China Resources Microelectronics Ltd. Class A	31,302	193,342
China Resources Mixc Lifestyle Services Ltd. (d)	178,800	790,904
China Resources Pharmaceutical Group Ltd. (d)	768,000	499,364
China Resources Power Holdings Co. Ltd.	544,055	1,294,430
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	22,490	130,329
China Risun Group Ltd. (a)	122,000	39,097
China Ruyi Holdings Ltd. (a) (b)	1,643,200	505,273
China Shenhua Energy Co. Ltd. Class A	135,200	713,968
China Shenhua Energy Co. Ltd. Class H	915,000	3,712,473
China Southern Airlines Co. Ltd. Class A (b)	172,600	134,732
China State Construction Engineering Corp. Ltd. Class A	539,600	391,045
China State Construction International Holdings Ltd.	510,750	661,207
China Taiping Insurance Holdings Co. Ltd.	318,600	485,120
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	230,834
China Tobacco International HK Co. Ltd.	93,000	278,186
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	201,474
China Tower Corp. Ltd. Class H (d)	1,181,100	1,591,235
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	1,126,000	282,348
China Travel International Investment Hong Kong Ltd.	266,000	36,250
China United Network Communications Ltd. Class A	421,500	322,967
China Vanke Co. Ltd. Class A (b)	111,100	107,816

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Vanke Co. Ltd. Class H (a) (b)	500,600	$356,827
China Water Affairs Group Ltd. (a)	126,000	108,620
China XD Electric Co. Ltd. Class A	175,800	160,644
China XLX Fertiliser Ltd.	86,000	46,170
China Yangtze Power Co. Ltd. Class A	363,000	1,389,371
China Zheshang Bank Co. Ltd. Class A	206,180	83,534
Chinasoft International Ltd.	636,000	431,879
Chongqing Brewery Co. Ltd. Class A	7,200	58,026
Chongqing Changan Automobile Co. Ltd. Class A	119,280	214,744
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (c)	71,700	8,018
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	158,036
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	103,371
Chow Tai Fook Jewellery Group Ltd. (a)	461,000	522,395
CIMC Enric Holdings Ltd.	78,000	66,321
CITIC Ltd.	1,085,000	1,339,359
CITIC Securities Co. Ltd. Class A	150,285	547,828
CITIC Securities Co. Ltd. Class H	443,275	1,161,998
CITIC Telecom International Holdings Ltd.	395,000	115,829
CMOC Group Ltd. Class A	183,600	193,218
CMOC Group Ltd. Class H	915,000	756,462
CNGR Advanced Material Co. Ltd. Class A	4,480	21,717
CNOOC Energy Technology & Services Ltd. Class A	301,000	166,685
CNPC Capital Co. Ltd. Class A	102,900	90,396
COFCO Joycome Foods Ltd. (a) (b)	478,000	91,135
Consun Pharmaceutical Group Ltd.	144,000	170,783
Contemporary Amperex Technology Co. Ltd. Class A	71,220	2,487,844
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	56,182
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	258,000	208,912
COSCO SHIPPING Holdings Co. Ltd. Class A	301,500	604,754
COSCO SHIPPING Holdings Co. Ltd. Class H	691,900	1,091,860
COSCO SHIPPING Ports Ltd. (a)	346,504	208,766
Security Description	Shares	Value
Country Garden Services Holdings Co. Ltd.	469,000	$417,226
CRRC Corp. Ltd. Class A	331,200	322,055
CRRC Corp. Ltd. Class H	1,279,000	798,072
CSC Financial Co. Ltd. Class A	53,200	176,916
CSG Holding Co. Ltd. Class B	137,900	35,841
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	59,907
CSPC Pharmaceutical Group Ltd.	1,991,280	1,265,753
Dalipal Holdings Ltd.	144,000	164,724
Daqin Railway Co. Ltd. Class A	189,500	170,514
Daqo New Energy Corp. ADR (a) (b)	12,000	217,320
Dong-E-E-Jiao Co. Ltd. Class A	26,900	223,793
Dongfang Electric Corp. Ltd. Class A	54,100	111,628
Dongyue Group Ltd. (a)	444,000	520,385
DPC Dash Ltd. (a) (b)	15,600	197,599
East Buy Holding Ltd. (a) (b) (d)	116,000	190,476
East Money Information Co. Ltd. Class A	268,840	836,701
Eastroc Beverage Group Co. Ltd. Class A	9,570	328,147
E-Commodities Holdings Ltd.	236,000	24,873
Ecovacs Robotics Co. Ltd. Class A	3,400	28,815
Empyrean Technology Co. Ltd. Class A	4,200	66,930
ENN Energy Holdings Ltd.	216,700	1,791,350
ENN Natural Gas Co. Ltd. Class A	24,700	66,620
Eoptolink Technology, Inc. Ltd. Class A	8,400	116,072
ESR Group Ltd. (d)	395,800	622,674
Eve Energy Co. Ltd. Class A	21,906	142,375
Everbright Securities Co. Ltd. Class A	35,500	83,398
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	1,180,046	355,815
Everest Medicines Ltd. (a) (b) (d)	73,000	504,536
Far East Horizon Ltd. (a)	401,000	328,313
FAW Jiefang Group Co. Ltd. Class A	253,201	282,097
FIH Mobile Ltd. (b)	297,000	34,528
FinVolution Group ADR	34,800	335,124
First Tractor Co. Ltd. Class H	108,000	84,796
Flat Glass Group Co. Ltd. Class A	16,900	41,372
Focus Media Information Technology Co. Ltd. Class A	239,900	231,992

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	$584,937
Fosun International Ltd.	1,139,000	610,956
Founder Securities Co. Ltd. Class A	100,200	107,713
Foxconn Industrial Internet Co. Ltd. Class A	192,600	536,772
Fu Shou Yuan International Group Ltd. (a)	276,000	133,508
Fufeng Group Ltd. (a)	357,000	280,161
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	284,334
Fuyao Glass Industry Group Co. Ltd. Class H (d)	161,600	1,156,283
GalaxyCore, Inc. Class A	18,062	37,332
Ganfeng Lithium Group Co. Ltd. Class A	22,280	103,979
GCL Technology Holdings Ltd. (a) (b)	7,080,000	894,958
GD Power Development Co. Ltd. Class A	239,700	146,541
GDS Holdings Ltd. Class A (a) (b)	287,100	908,194
Geely Automobile Holdings Ltd.	1,604,000	3,443,666
GEM Co. Ltd. Class A	32,900	29,504
Gemdale Properties & Investment Corp. Ltd. (a)	808,000	25,954
Genertec Universal Medical Group Co. Ltd. (d)	93,000	62,613
Genscript Biotech Corp. (b)	354,000	562,629
GF Securities Co. Ltd. Class A	104,500	231,648
Giant Biogene Holding Co. Ltd. (d)	94,200	856,701
GigaDevice Semiconductor, Inc. Class A (b)	6,928	111,922
GoerTek, Inc. Class A	48,100	173,569
Goldwind Science & Technology Co. Ltd. Class A	22,900	28,001
Goneo Group Co. Ltd. Class A	8,120	80,496
Gotion High-tech Co. Ltd. Class A	8,500	25,535
Great Wall Motor Co. Ltd. Class A	14,400	51,806
Great Wall Motor Co. Ltd. Class H	572,500	1,004,163
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	298,337
Greentown China Holdings Ltd.	261,000	370,225
Greentown Management Holdings Co. Ltd. (a) (d)	153,000	56,855
Greentown Service Group Co. Ltd.	280,000	153,407
Guangdong Haid Group Co. Ltd. Class A	22,500	154,872
Guangdong Investment Ltd.	908,000	668,600
Security Description	Shares	Value
Guanghui Energy Co. Ltd. Class A	204,300	$171,129
Guangzhou Automobile Group Co. Ltd. Class A	198,200	232,162
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	36,813
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	78,642
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	652,400	87,431
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	68,927
Guosen Securities Co. Ltd. Class A	90,800	128,335
Guotai Junan Securities Co. Ltd. Class A	284,970	674,840
Guotai Junan Securities Co. Ltd. Class H (d)	577,880	840,454
H World Group Ltd. ADR	54,800	2,028,148
Haichang Ocean Park Holdings Ltd. (a) (b) (d)	486,000	40,762
Haidilao International Holding Ltd. (d)	466,000	1,051,152
Haier Smart Home Co. Ltd. Class A	74,500	280,701
Haier Smart Home Co. Ltd. Class H	670,600	2,162,009
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	97,734
Hainan Airport Infrastructure Co. Ltd. Class A (b)	139,100	69,350
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	25,000	29,199
Haitian International Holdings Ltd.	158,000	419,738
Hangzhou First Applied Material Co. Ltd. Class A	30,951	59,980
Hangzhou GreatStar Industrial Co. Ltd.	35,000	143,224
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	35,900	119,807
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	240,491
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	55,232
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	963,228
Harbin Electric Co. Ltd. Class H	36,000	19,607
Health & Happiness H&H International Holdings Ltd.	69,000	82,649
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	66,360
Hello Group, Inc. ADR	33,300	210,123

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	$64,194
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	379,054
Hengan International Group Co. Ltd.	154,000	430,508
Hengli Petrochemical Co. Ltd. Class A	99,100	209,648
Hengtong Optic-electric Co. Ltd. Class A	52,500	120,557
Hisense Home Appliances Group Co. Ltd. Class H (a)	112,000	375,785
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	278,847
Hopson Development Holdings Ltd. (b)	253,204	100,677
Hoshine Silicon Industry Co. Ltd. Class A	3,500	26,427
Hua Hong Semiconductor Ltd. (a) (d)	150,000	605,170
Huadian Power International Corp. Ltd. Class A	84,700	67,003
Huadong Medicine Co. Ltd. Class A	20,060	101,228
Huafon Chemical Co. Ltd. Class A	33,800	36,174
Huaibei Mining Holdings Co. Ltd. Class A	25,800	46,371
Hualan Biological Engineering, Inc. Class A	77,160	164,967
Huaneng Lancang River Hydropower, Inc. Class A	326,400	411,554
Huaneng Power International, Inc. Class A	155,200	147,898
Huaneng Power International, Inc. Class H	1,170,000	678,828
Huangshan Tourism Development Co. Ltd. Class B	20,400	15,291
Huatai Securities Co. Ltd. Class A	90,300	205,735
Huatai Securities Co. Ltd. Class H (d)	360,000	580,573
Huaxia Bank Co. Ltd. Class A	152,200	164,179
Huayu Automotive Systems Co. Ltd. Class A	62,800	156,646
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,400	43,656
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	106,068
Humanwell Healthcare Group Co. Ltd. Class A	11,800	33,454
Hunan Valin Steel Co. Ltd. Class A	44,000	30,133
Hundsun Technologies, Inc. Class A	19,510	75,628
Security Description	Shares	Value
HUTCHMED China Ltd. (b)	20,000	$61,475
HUTCHMED China Ltd. ADR (a) (b)	21,100	317,344
HUYA, Inc. ADR	25,100	80,571
Hwatsing Technology Co. Ltd. Class A	3,121	71,263
Hygeia Healthcare Holdings Co. Ltd. (b) (d)	73,600	127,430
Hygon Information Technology Co. Ltd. Class A	39,948	782,013
IEIT Systems Co. Ltd. Class A	7,900	58,607
Iflytek Co. Ltd. Class A	35,600	234,135
Imeik Technology Development Co. Ltd. Class A	2,660	65,387
Industrial & Commercial Bank of China Ltd. Class A	997,400	946,299
Industrial & Commercial Bank of China Ltd. Class H	18,100,000	12,917,718
Industrial Bank Co. Ltd. Class A	381,600	1,136,509
Industrial Securities Co. Ltd. Class A	42,900	34,776
Ingenic Semiconductor Co. Ltd. Class A	8,200	81,277
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	892,200	219,841
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	70,600	187,189
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	165,396
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	350,150
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	756,805
InnoCare Pharma Ltd. (b) (d)	228,000	267,942
Innovent Biologics, Inc. (b) (d)	333,500	2,006,918
iQIYI, Inc. ADR (a) (b)	104,500	236,170
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	67,410
JA Solar Technology Co. Ltd. Class A	34,160	54,238
JCET Group Co. Ltd. Class A	57,900	280,440
JCHX Mining Management Co. Ltd. Class A	31,400	172,037
JD Health International, Inc. (b) (d)	315,350	1,346,776
JD Logistics, Inc. (b) (d)	525,400	849,175
JD.com, Inc. Class A	645,004	13,270,686
JF SmartInvest Holdings Ltd. (a)	39,500	194,192
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	85,920
Jiangsu Expressway Co. Ltd. Class H	224,000	266,026
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	148,044

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	$905,696
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	142,639
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	52,442
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	191,035
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	349,819
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	49,997
Jiangxi Copper Co. Ltd. Class A	32,700	104,084
Jiangxi Copper Co. Ltd. Class H	230,000	404,790
Jinan Acetate Chemical Co. Ltd.	15,081	394,818
Jinchuan Group International Resources Co. Ltd. (a)	832,000	67,608
Jinko Solar Co. Ltd. Class A	79,291	70,815
JinkoSolar Holding Co. Ltd. ADR (a)	9,100	169,624
Jinxin Fertility Group Ltd. (a) (d)	455,500	176,307
Jiumaojiu International Holdings Ltd. (a) (d)	188,000	69,695
JNBY Design Ltd.	41,500	79,139
JOYY, Inc. ADR (a) (b)	11,700	491,166
Kangji Medical Holdings Ltd. (a)	92,000	83,750
Kanzhun Ltd. ADR (b)	74,100	1,420,497
KE Holdings, Inc. ADR	191,800	3,853,262
Kerry Logistics Network Ltd.	101,500	89,364
Keymed Biosciences, Inc. (a) (b) (d)	72,500	414,989
Kinetic Development Group Ltd.	998,000	146,772
Kingboard Holdings Ltd.	162,000	463,199
Kingdee International Software Group Co. Ltd. (b)	960,000	1,634,545
Kingsoft Cloud Holdings Ltd. (a) (b)	124,000	119,544
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	462,392
Kingsoft Corp. Ltd.	266,400	1,297,595
Kuaishou Technology (b) (d)	701,400	4,919,337
Kuang-Chi Technologies Co. Ltd. Class A	76,900	401,653
Kunlun Energy Co. Ltd.	1,042,000	1,018,360
Kunlun Tech Co. Ltd. Class A	14,200	67,375
Kweichow Moutai Co. Ltd. Class A	19,900	4,277,852
LB Group Co. Ltd. Class A	11,000	26,964
Lee & Man Paper Manufacturing Ltd.	156,000	43,707
Security Description	Shares	Value
Legend Holdings Corp. Class H (b) (d)	129,200	$137,805
Lenovo Group Ltd.	2,146,000	2,916,761
Lens Technology Co. Ltd. Class A	158,300	553,854
Lepu Biopharma Co. Ltd. Class H (a) (b) (d)	112,000	62,764
Li Auto, Inc. Class A (b)	340,300	4,289,226
Li Ning Co. Ltd.	657,500	1,349,731
Lifetech Scientific Corp. (a) (b)	1,054,000	222,432
Lingyi iTech Guangdong Co. Class A	50,400	63,166
Longfor Group Holdings Ltd. (d)	561,775	710,907
LONGi Green Energy Technology Co. Ltd. Class A	86,492	188,788
Lonking Holdings Ltd.	174,000	43,986
Loongson Technology Corp. Ltd. Class A (b)	8,995	154,793
Lufax Holding Ltd. ADR	97,650	290,021
Luxshare Precision Industry Co. Ltd. Class A	142,268	803,362
Luye Pharma Group Ltd. (a) (b) (d)	416,000	114,977
Luzhou Laojiao Co. Ltd. Class A	18,500	330,646
Mango Excellent Media Co. Ltd. Class A	9,700	36,945
Maoyan Entertainment (a) (b) (d)	41,600	40,522
Maxscend Microelectronics Co. Ltd. Class A	4,000	44,331
Medlive Technology Co. Ltd. (d)	94,000	158,777
Meihua Holdings Group Co. Ltd. Class A	81,900	116,615
Meitu, Inc. (d)	814,000	572,928
Meituan Class B (b) (d)	1,300,010	26,163,273
Metallurgical Corp. of China Ltd. Class A	364,100	151,389
Microport Scientific Corp. (a) (b)	220,108	225,772
Midea Group Co. Ltd. (b)	77,400	784,817
Midea Group Co. Ltd. Class A	47,200	510,141
Midea Real Estate Holding Ltd. (a) (d)	42,400	19,455
Ming Yuan Cloud Group Holdings Ltd.	94,000	36,517
MINISO Group Holding Ltd.	81,800	377,098
MINISO Group Holding Ltd. ADR (a)	21,700	401,233
Minth Group Ltd. (b)	152,000	405,432
MMG Ltd. (b)	1,282,400	442,578
Mobvista, Inc. (b) (d)	168,000	149,424
Montage Technology Co. Ltd. Class A	9,953	107,750
Muyuan Foods Co. Ltd. Class A	66,023	352,110

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NARI Technology Co. Ltd. Class A	168,028	$506,522
National Silicon Industry Group Co. Ltd. Class A	75,121	192,729
NAURA Technology Group Co. Ltd. Class A	9,800	563,764
NetDragon Websoft Holdings Ltd.	53,500	70,103
NetEase Cloud Music, Inc. (b) (d)	25,650	490,237
NetEase, Inc.	524,200	10,770,027
New China Life Insurance Co. Ltd. Class A	25,600	181,670
New China Life Insurance Co. Ltd. Class H	266,600	1,019,472
New Hope Liuhe Co. Ltd. Class A (b)	192,400	245,323
New Horizon Health Ltd. (a) (b) (c) (d)	46,000	41,800
New Oriental Education & Technology Group, Inc.	395,500	1,881,585
Newborn Town, Inc. (b)	264,000	200,261
Nexteer Automotive Group Ltd.	160,000	104,236
Ninestar Corp. Class A (b)	16,800	56,143
Ningbo Deye Technology Co. Ltd. Class A	7,560	95,242
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	71,341
Ningbo Tuopu Group Co. Ltd. Class A	23,925	193,057
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	214,040
NIO, Inc. Class A (a) (b)	445,790	1,687,905
Noah Holdings Ltd. ADR	9,000	85,050
Nongfu Spring Co. Ltd. Class H (a) (d)	547,600	2,375,886
OFILM Group Co. Ltd. Class A (b)	35,200	59,339
Oppein Home Group, Inc. Class A	6,300	54,168
Orient Securities Co. Ltd. Class A	104,928	136,520
OSL Group Ltd. (a) (b)	82,000	93,108
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	780,600	304,255
PDD Holdings, Inc. ADR (b)	183,500	21,717,225
People's Insurance Co. Group of China Ltd. Class A	77,000	72,308
People's Insurance Co. Group of China Ltd. Class H	2,128,000	1,102,478
PetroChina Co. Ltd. Class A	298,300	338,106
PetroChina Co. Ltd. Class H	5,480,000	4,443,609
Pharmaron Beijing Co. Ltd. Class A	54,800	203,075
PICC Property & Casualty Co. Ltd. Class H	1,807,700	3,347,831
Security Description	Shares	Value
Ping An Bank Co. Ltd. Class A	278,300	$431,527
Ping An Healthcare & Technology Co. Ltd. (a) (d)	193,100	173,280
Ping An Insurance Group Co. of China Ltd. Class A	174,590	1,241,475
Ping An Insurance Group Co. of China Ltd. Class H	1,771,000	10,572,575
Piotech, Inc. Class A	4,559	99,185
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	154,562
Poly Property Group Co. Ltd.	196,120	36,661
Poly Property Services Co. Ltd. Class H	13,800	55,544
Pop Mart International Group Ltd. (d)	154,800	3,129,082
Postal Savings Bank of China Co. Ltd. Class A	334,800	240,189
Postal Savings Bank of China Co. Ltd. Class H (d)	2,243,000	1,388,148
Power Construction Corp. of China Ltd. Class A	262,500	173,189
Prosus NV	361,138	16,761,103
Q Technology Group Co. Ltd. (b)	47,000	45,136
Qifu Technology, Inc. ADR	30,800	1,383,228
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	211,317
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	28,230
Range Intelligent Computing Technology Group Co. Ltd. Class A	24,800	194,771
Remegen Co. Ltd. Class H (a) (b) (d)	76,500	233,580
RLX Technology, Inc. ADR (a)	89,100	167,508
RoboSense Technology Co. Ltd. (b)	62,000	310,019
Rockchip Electronics Co. Ltd. Class A	5,500	132,267
Rongsheng Petrochemical Co. Ltd. Class A	157,550	186,724
SAIC Motor Corp. Ltd. Class A	168,400	367,304
Sailun Group Co. Ltd. Class A	11,700	23,283
Sanan Optoelectronics Co. Ltd. Class A	59,300	97,325
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	152,191
Sany Heavy Industry Co. Ltd. Class A	99,800	262,517
Sasseur Real Estate Investment Trust	189,800	95,317
Satellite Chemical Co. Ltd. Class A	24,680	78,074
SDIC Capital Co. Ltd. Class A	78,900	76,884
SDIC Power Holdings Co. Ltd. Class A	88,700	176,157
Seazen Group Ltd. (b)	491,333	128,169

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Seres Group Co. Ltd. Class A	18,000	$313,398
SF Holding Co. Ltd. Class A	68,300	405,266
SG Micro Corp. Class A	6,305	76,064
Shaanxi Coal Industry Co. Ltd. Class A	123,100	335,879
Shandong Gold Mining Co. Ltd. Class A	88,500	329,241
Shandong Gold Mining Co. Ltd. Class H (a) (d)	162,750	388,708
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	41,565
Shandong Linglong Tyre Co. Ltd. Class A	25,208	61,705
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	43,192
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	238,467
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	418,256
Shanghai Baosight Software Co. Ltd. Class A	52,080	219,539
Shanghai Baosight Software Co. Ltd. Class B	164,756	292,977
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	2,709	68,096
Shanghai Chicmax Cosmetic Co. Ltd. (a)	10,200	62,435
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	59,419
Shanghai Conant Optical Co. Ltd. Class H (a)	82,500	293,644
Shanghai Electric Group Co. Ltd. Class A (b)	276,000	291,852
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	76,542
Shanghai Industrial Holdings Ltd.	53,000	79,452
Shanghai International Airport Co. Ltd. Class A	18,700	83,225
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	67,728
Shanghai M&G Stationery, Inc. Class A	6,100	25,658
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	71,839
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	117,500	255,185
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	65,346
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	204,849
Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	$620,836
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	73,895
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	430,689
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	269,769
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	172,859
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	45,900	157,388
Shanjin International Gold Co. Ltd. Class A	109,000	290,217
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	122,465
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	114,028
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	497,326
Shengyi Technology Co. Ltd. Class A	55,900	211,136
Shennan Circuits Co. Ltd. Class A	9,560	167,622
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	152,560
Shenzhen Energy Group Co. Ltd. Class A	52,200	45,574
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	288,667
Shenzhen International Holdings Ltd.	269,246	272,366
Shenzhen Investment Ltd.	724,301	71,902
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	512,127
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	68,778
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	32,546
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	170,615
Shenzhou International Group Holdings Ltd.	228,500	1,718,391
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	33,633
Shoucheng Holdings Ltd.	712,000	136,394
Shougang Fushan Resources Group Ltd.	252,133	82,028
Shui On Land Ltd.	328,000	28,743
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	169,393

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sichuan Expressway Co. Ltd. Class H	20,000	$9,728
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	60,317
Sieyuan Electric Co. Ltd. Class A	11,100	116,371
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	34,023
Silergy Corp.	89,000	1,033,804
Silvercorp Metals, Inc.	52,400	202,064
Simcere Pharmaceutical Group Ltd. (d)	178,000	180,974
Sinopec Engineering Group Co. Ltd. Class H	563,000	398,805
Sinopec Kantons Holdings Ltd.	120,000	66,013
Sinopharm Group Co. Ltd. Class H	404,000	937,661
Sinotruk Hong Kong Ltd.	174,000	472,674
SITC International Holdings Co. Ltd.	387,000	1,052,022
Smoore International Holdings Ltd. (a) (d)	613,000	1,047,503
Spring Airlines Co. Ltd. Class A	11,800	84,266
Sun Art Retail Group Ltd.	1,572,000	388,431
Sunac China Holdings Ltd. (a) (b)	1,632,000	326,712
Sunac Services Holdings Ltd. (a) (d)	325,000	72,254
Sungrow Power Supply Co. Ltd. Class A	23,380	223,745
Sunny Optical Technology Group Co. Ltd.	196,600	1,815,169
Sunwoda Electronic Co. Ltd. Class A	18,900	57,692
SUPCON Technology Co. Ltd. Class A	22,030	161,450
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	47,500	215,007
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	23,150
Suzhou TFC Optical Communication Co. Ltd. Class A	7,980	94,944
SY Holdings Group Ltd. (a)	92,500	161,307
TAL Education Group ADR (b)	123,400	1,630,114
TBEA Co. Ltd. Class A	146,900	243,083
TCL Electronics Holdings Ltd.	337,000	408,560
TCL Technology Group Corp. Class A	153,890	94,240
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	99,721
Tencent Holdings Ltd.	1,706,400	109,048,085
Tencent Music Entertainment Group ADR	209,600	3,020,336
Security Description	Shares	Value
Theme International Holdings Ltd. (a)	750,000	$37,213
Tiangong International Co. Ltd.	104,000	27,670
Tianli International Holdings Ltd.	430,000	209,465
Tianneng Power International Ltd. (a)	78,000	69,417
Tianqi Lithium Corp. Class A	15,200	63,425
Tianshui Huatian Technology Co. Ltd. Class A	237,400	347,602
Tingyi Cayman Islands Holding Corp.	480,000	805,972
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	31,303
Tongcheng Travel Holdings Ltd.	306,400	823,982
TongFu Microelectronics Co. Ltd. Class A	89,900	333,133
Tongkun Group Co. Ltd. Class A	12,700	20,498
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	164,382
Tongwei Co. Ltd. Class A	46,800	123,318
Topsports International Holdings Ltd. (d)	463,000	203,806
Towngas Smart Energy Co. Ltd.	104,722	47,588
TravelSky Technology Ltd. Class H	209,000	310,381
Trina Solar Co. Ltd. Class A	19,751	45,839
Trip.com Group Ltd.	166,300	10,572,720
Tsingtao Brewery Co. Ltd. Class A	9,200	96,689
Tsingtao Brewery Co. Ltd. Class H	182,000	1,310,810
Tuhu Car, Inc. (a) (b) (d)	70,000	160,871
Tuya, Inc. ADR	50,200	152,106
UBTech Robotics Corp. Ltd. (b)	30,000	304,844
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	104,663
Unisplendour Corp. Ltd. Class A	53,180	201,893
Up Fintech Holding Ltd. ADR (b)	42,900	368,511
Victory Giant Technology Huizhou Co. Ltd. Class A	23,300	265,792
Vipshop Holdings Ltd. ADR (b)	86,000	1,348,480
Vnet Group, Inc. ADR (a) (b)	24,100	197,620
VSTECS Holdings Ltd.	136,000	116,854
Wanguo Gold Group Ltd.	92,000	185,175
Wanhua Chemical Group Co. Ltd. Class A	41,400	383,117
Want Want China Holdings Ltd.	1,098,000	691,580
Weibo Corp. ADR (a)	20,110	190,442

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Weichai Power Co. Ltd. Class A	79,100	$179,131
Weichai Power Co. Ltd. Class H	575,000	1,211,213
Weihai Guangwei Composites Co. Ltd. Class A	16,320	69,916
Weilong Delicious Global Holdings Ltd.	220,600	431,543
Weimob, Inc. (a) (b) (d)	1,059,000	244,177
Wens Foodstuff Group Co. Ltd. Class A	85,960	197,282
West China Cement Ltd.	262,000	47,224
Western Securities Co. Ltd. Class A	30,800	33,241
Western Superconducting Technologies Co. Ltd. Class A	35,591	227,566
Wharf Holdings Ltd. (a)	254,000	603,308
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	201,252
Wilmar International Ltd.	511,700	1,268,314
Wingtech Technology Co. Ltd. Class A	15,500	69,761
Wuhan Guide Infrared Co. Ltd. Class A	60,642	66,413
Wuliangye Yibin Co. Ltd. Class A	68,000	1,230,195
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	62,588
WuXi AppTec Co. Ltd. Class A	50,900	473,370
WuXi AppTec Co. Ltd. Class H (d)	80,403	718,127
Wuxi Biologics Cayman, Inc. (b) (d)	939,000	3,284,580
XCMG Construction Machinery Co. Ltd. Class A	112,400	133,496
XD, Inc. (b)	99,000	411,941
Xiamen C & D, Inc. Class A	72,000	102,501
Xiamen Tungsten Co. Ltd. Class A	89,400	238,288
Xiaomi Corp. Class B (b) (d)	4,351,800	27,541,087
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	91,524
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	56,640
Xinte Energy Co. Ltd. Class H (a) (b)	84,800	53,965
Xinyi Energy Holdings Ltd. (a)	133,882	16,361
Xinyi Glass Holdings Ltd. (a)	372,461	368,532
Xinyi Solar Holdings Ltd. (a)	1,067,811	412,677
XPeng, Inc. Class A (b)	318,900	3,296,100
Xtep International Holdings Ltd.	299,195	195,173
XXF Group Holdings Ltd. (a) (b)	240,000	209,452
Yadea Group Holdings Ltd. (a) (d)	363,870	708,927
Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (d)	59,500	$121,529
Yangzijiang Shipbuilding Holdings Ltd.	688,600	1,208,017
Yankuang Energy Group Co. Ltd. Class A	126,815	232,677
Yankuang Energy Group Co. Ltd. Class H	835,800	867,668
Yanlord Land Group Ltd. (b)	128,800	47,485
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	56,500	282,486
Yeahka Ltd. (a) (b)	28,000	28,641
Yealink Network Technology Corp. Ltd. Class A	42,460	238,912
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (d)	38,800	48,397
Yidu Tech, Inc. (a) (b) (d)	367,000	291,154
Yifeng Pharmacy Chain Co. Ltd. Class A	11,618	39,803
Yihai International Holding Ltd.	111,000	193,740
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	43,303
Yixin Group Ltd. (a) (d)	141,000	36,769
Yonyou Network Technology Co. Ltd. Class A (b)	51,830	108,386
Youngor Fashion Co. Ltd. Class A	208,500	231,615
YTO Express Group Co. Ltd. Class A	44,600	78,072
Yuexiu Property Co. Ltd. (a)	397,540	271,274
Yuexiu Transport Infrastructure Ltd.	208,000	94,972
Yum China Holdings, Inc.	104,400	5,435,064
Yunnan Aluminium Co. Ltd. Class A	41,400	99,178
Yunnan Baiyao Group Co. Ltd. Class A	12,880	100,612
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	275,000	207,274
Yunnan Energy New Material Co. Ltd. Class A	8,000	34,001
Yunnan Yuntianhua Co. Ltd. Class A	19,100	60,107
Yutong Bus Co. Ltd. Class A	34,500	126,122
Zai Lab Ltd. (b)	112,800	412,053
Zai Lab Ltd. ADR (a) (b)	17,795	643,111
Zangge Mining Co. Ltd. Class A	16,400	81,072
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	203,031
Zhaojin Mining Industry Co. Ltd. Class H	450,500	899,996
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	139,457

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	$112,687
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	116,516
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	67,227
Zhejiang Expressway Co. Ltd. Class H	452,640	369,529
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	88,805
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	90,794
Zhejiang Juhua Co. Ltd. Class A	28,100	95,870
Zhejiang Leapmotor Technology Co. Ltd. (b) (d)	118,400	768,225
Zhejiang NHU Co. Ltd. Class A	74,948	230,944
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	87,076
Zhejiang Supor Co. Ltd. Class A	3,800	30,549
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	68,627
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	105,352
Zheshang Securities Co. Ltd. Class A	21,700	34,032
ZhongAn Online P&C Insurance Co. Ltd. Class H (b) (d)	166,300	262,927
Zhongji Innolight Co. Ltd. Class A	13,300	184,733
Zhongjin Gold Corp. Ltd. Class A	58,800	114,538
Zhongsheng Group Holdings Ltd.	193,000	339,944
Zhongtai Securities Co. Ltd. Class A	72,500	64,174
Zhongyu Energy Holdings Ltd. (a) (b)	146,000	80,696
Zhou Hei Ya International Holdings Co. Ltd. (d)	202,000	50,859
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	13,602
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	505,716
Zijin Mining Group Co. Ltd. Class A	326,400	819,196
Zijin Mining Group Co. Ltd. Class H	1,514,000	3,455,299
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	90,446
ZTE Corp. Class A	55,000	260,088
ZTE Corp. Class H (a)	220,000	678,903
ZTO Express Cayman, Inc.	109,200	2,159,257
		711,340,061
Security Description	Shares	Value
COLOMBIA — 0.0% (f)
Aris Mining Corp. (b)	40,600	$187,591
Bancolombia SA	71,291	799,213
Bancolombia SA ADR	5,003	201,121
Bancolombia SA Preference Shares	89,644	901,043
Cementos Argos SA	83,670	204,362
Frontera Energy Corp. (a)	9,927	46,350
Interconexion Electrica SA ESP	116,011	528,521
		2,868,201
CONGO — 0.0% (f)
Ivanhoe Mines Ltd. Class A (b)	197,600	1,677,729
CYPRUS — 0.0% (f)
Atalaya Mining Copper SA (a)	22,612	97,139
CZECH REPUBLIC — 0.0% (f)
CEZ AS	43,421	2,145,322
Colt CZ Group SE	2,481	77,953
Komercni Banka AS	17,471	845,101
Moneta Money Bank AS (d)	76,336	483,078
Philip Morris CR AS	128	99,040
		3,650,494
DENMARK — 1.5%
ALK-Abello AS (b)	34,792	701,348
Alm Brand AS	225,793	541,008
Ambu AS Class B	49,672	852,566
AP Moller - Maersk AS Class A	727	1,244,087
AP Moller - Maersk AS Class B	1,234	2,145,496
Bavarian Nordic AS (b)	23,814	517,942
Better Collective AS (a) (b)	8,665	95,922
Cadeler AS (b)	60,220	294,052
Carlsberg AS Class B	25,707	3,250,612
cBrain AS	2,930	67,332
Cementir Holding NV	10,780	155,625
Chemometec AS	4,698	338,375
Coloplast AS Class B	32,500	3,405,237
D/S Norden AS	8,017	202,041
Danske Bank AS	183,960	6,015,121
Demant AS (b)	21,544	723,269
Dfds AS (b)	10,740	140,487
DSV AS	53,968	10,425,736
FLSmidth & Co. AS	11,518	552,552
Genmab AS (b)	16,615	3,233,634
GN Store Nord AS (b)	35,890	560,815
Gubra AS (b)	2,713	163,900
H Lundbeck AS	75,388	379,428
H Lundbeck AS Class A	11,647	48,648
ISS AS	36,452	836,178
Jyske Bank AS	11,985	959,425
Matas AS	12,409	237,895
Netcompany Group AS (b) (d)	11,321	423,460
NKT AS (b)	14,195	966,211
Novo Nordisk AS Class B	851,023	58,132,104

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Novonesis (Novozymes) B Class B	93,669	$5,448,448
NTG Nordic Transport Group AS (b)	2,507	95,283
Orsted AS (b) (d)	44,793	1,954,163
Pandora AS	21,668	3,317,474
Per Aarsleff Holding AS	4,610	326,402
Ringkjoebing Landbobank AS	7,114	1,265,731
Rockwool AS Class B	2,505	1,037,282
Royal Unibrew AS	13,372	1,063,597
Scandinavian Tobacco Group AS (d)	12,600	183,526
Schouw & Co. AS	3,570	317,604
Spar Nord Bank AS (b)	22,983	693,813
Svitzer Group AS (b)	3,782	119,685
Sydbank AS	13,825	866,403
Tryg AS	89,582	2,128,842
Vestas Wind Systems AS (b)	266,849	3,687,953
Zealand Pharma AS (b)	17,754	1,331,866
		121,448,578
EGYPT — 0.0% (f)
Commercial International Bank - Egypt (CIB)	494,266	805,858
Eastern Co. SAE	280,787	184,618
EFG Holding SAE (b)	146,048	79,421
E-Finance for Digital & Financial Investments	84,459	28,476
Talaat Moustafa Group	131,579	138,162
Telecom Egypt Co.	60,241	42,051
		1,278,586
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	14,842	698,696
FINLAND — 0.7%
Cargotec OYJ Class B	10,055	457,719
Citycon OYJ (a)	19,217	68,145
Elisa OYJ	40,904	1,991,838
Finnair OYJ	20,643	72,710
Fortum OYJ (a)	119,558	1,955,831
Harvia OYJ (a)	3,684	173,902
Huhtamaki OYJ (a)	25,806	917,837
Kalmar OYJ Class B	10,055	331,970
Kemira OYJ	29,134	633,059
Kempower OYJ (a) (b)	5,722	76,908
Kesko OYJ Class B	75,064	1,532,781
Kojamo OYJ (a) (b)	32,187	293,210
Kone OYJ Class B	92,230	5,083,676
Konecranes OYJ	17,918	1,145,547
Mandatum OYJ (a)	122,767	743,278
Marimekko OYJ	8,480	117,066
Metsa Board OYJ Class B	32,480	121,234
Metso OYJ (a)	165,435	1,713,523
Neste OYJ (a)	114,709	1,059,891
Nokia OYJ (e)	1,423,477	7,489,534
Nokia OYJ (e)	12,368	65,019
Nokian Renkaat OYJ (a)	27,502	192,760
Security Description	Shares	Value
Nordea Bank Abp (e)	668,319	$8,530,075
Nordea Bank Abp (e)	173,739	2,219,940
Orion OYJ Class B (a)	28,780	1,707,706
Outokumpu OYJ (a)	95,888	361,173
Puuilo OYJ	18,546	227,780
QT Group OYJ (b)	4,390	356,509
Revenio Group OYJ (a)	3,977	109,117
Sampo OYJ Class A (e)	593,765	5,684,365
Sampo OYJ Class A (b) (e)	64,555	616,136
Stora Enso OYJ Class R (a)	154,890	1,466,287
TietoEVRY OYJ (a)	26,003	450,075
Tokmanni Group Corp. (a)	9,924	136,020
UPM-Kymmene OYJ (a)	144,830	3,881,592
Valmet OYJ (a)	39,281	1,064,336
Wartsila OYJ Abp	132,571	2,363,118
YIT OYJ (a) (b)	22,823	54,746
		55,466,413
FRANCE — 5.6%
Accor SA	51,459	2,344,415
Aeroports de Paris SA	9,143	929,841
Air France-KLM (a) (b)	31,186	289,532
Air Liquide SA	152,800	28,994,105
Airbus SE	157,016	27,620,153
Alstom SA (b)	91,451	2,023,641
Altarea SCA REIT	1,444	156,293
Alten SA	7,893	769,532
Amundi SA (d)	16,428	1,285,750
Antin Infrastructure Partners SA	8,410	95,602
Arkema SA	15,391	1,177,308
Assystem SA	1,654	56,740
Aubay	1,140	59,153
AXA SA	468,194	19,983,599
Beneteau SACA	8,515	74,011
BioMerieux	10,936	1,350,405
BNP Paribas SA	268,927	22,453,889
Bollore SE	188,231	1,101,610
Bouygues SA	50,512	1,989,175
Bureau Veritas SA	83,870	2,542,034
Canal & SA (b)	199,610	475,250
Capgemini SE	41,111	6,170,979
Carmila SA REIT	16,368	309,413
Carrefour SA	143,047	2,043,764
Cie de Saint-Gobain SA	118,683	11,810,797
Cie des Alpes	3,159	50,296
Cie Generale des Etablissements Michelin SCA	177,163	6,220,340
Clariane SE (b)	28,166	131,053
Coface SA	27,726	531,206
Covivio SA REIT	14,878	831,975
Credit Agricole SA	279,731	5,087,896
Danone SA	170,588	13,034,197
Dassault Aviation SA	5,182	1,706,902
Dassault Systemes SE	176,392	6,708,892
Derichebourg SA	21,744	127,438

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Edenred SE	64,506	$2,094,086
Eiffage SA	18,508	2,152,673
Elior Group SA (b) (d)	27,606	75,783
Elis SA	44,696	997,161
Emeis SA (b)	17,828	212,375
Engie SA	482,628	9,394,840
Equasens	1,458	51,555
Eramet SA	1,844	99,910
EssilorLuxottica SA	78,580	22,621,261
Esso SA Francaise	598	93,984
Etablissements Maurel et Prom SA	19,383	101,312
Eurazeo SE	10,839	801,887
Eutelsat Communications SACA (a) (b)	35,649	169,724
Exosens SAS (b)	4,937	179,215
FDJ UNITED (d)	26,282	826,150
Fnac Darty SA	3,252	98,124
Forvia SE (e)	36,003	295,139
Forvia SE (a) (e)	5,581	46,970
Gaztransport Et Technigaz SA	9,300	1,408,764
Gecina SA REIT	12,422	1,164,415
Getlink SE	78,686	1,357,595
Hermes International SCA	8,369	21,997,444
ICADE REIT	9,048	205,006
ID Logistics Group SACA (b)	864	341,811
Imerys SA	7,600	247,780
Interparfums SA	6,022	258,852
Ipsen SA	10,176	1,170,886
IPSOS SA	8,842	400,384
JCDecaux SE (b)	17,112	288,554
Kaufman & Broad SA	3,405	118,549
Kering SA	19,671	4,088,199
Klepierre SA REIT	51,535	1,723,211
Legrand SA	69,858	7,390,684
LISI SA	3,302	103,967
L'Oreal SA	63,534	23,591,118
Louis Hachette Group (b)	199,610	300,750
LVMH Moet Hennessy Louis Vuitton SE	72,716	44,985,657
Manitou BF SA	1,060	20,546
Mercialys SA REIT	24,762	310,258
Mersen SA	4,122	82,196
Metropole Television SA	3,965	59,512
Nexans SA	8,078	792,236
Nexity SA (b)	9,699	103,220
Opmobility	15,366	152,492
Orange SA	492,508	6,373,529
Pernod Ricard SA	53,760	5,305,691
Peugeot Invest SA	1,682	126,920
Pierre Et Vacances SA (b)	37,390	58,240
Planisware SA (b)	4,180	105,442
Publicis Groupe SA	60,480	5,700,402
Quadient SA	7,279	122,851
Remy Cointreau SA	7,619	355,713
Renault SA	50,792	2,570,329
Security Description	Shares	Value
Rexel SA	59,628	$1,605,396
Rubis SCA	22,138	624,809
Safran SA	95,150	25,025,942
Sartorius Stedim Biotech	7,708	1,525,533
SCOR SE	40,612	1,171,674
SEB SA	6,568	620,607
Seche Environnement SACA	636	50,071
Societe BIC SA	6,132	414,649
Societe Generale SA	190,834	8,600,512
Sodexo SA	23,377	1,499,960
SOITEC (b)	7,067	377,562
Sopra Steria Group	4,064	754,626
SPIE SA	37,417	1,599,196
Technip Energies NV	36,094	1,176,456
Teleperformance SE	14,417	1,448,171
Television Francaise 1 SA	9,694	94,224
Thales SA	24,442	6,490,601
TotalEnergies SE	570,211	36,703,018
Trigano SA	2,295	257,622
Ubisoft Entertainment SA (b)	25,853	312,335
Unibail-Rodamco-Westfield CDI	34,100	141,771
Unibail-Rodamco-Westfield REIT (b)	29,465	2,481,681
Valeo SE	58,068	544,614
Vallourec SACA (a) (b)	43,266	813,771
Veolia Environnement SA	187,432	6,439,570
Verallia SA (d)	19,117	593,090
Vicat SACA	3,900	210,175
Vinci SA	130,551	16,440,545
Virbac SACA	1,106	352,728
Vivendi SE	199,610	597,760
Voltalia SA (b)	7,058	51,008
VusionGroup	1,723	368,243
Wavestone	2,248	118,241
Wendel SE	6,445	622,460
Worldline SA (b) (d)	55,280	339,264
		464,700,423
GEORGIA — 0.0% (f)
Lion Finance Group PLC	9,416	663,592
TBC Bank Group PLC	12,346	658,141
		1,321,733
GERMANY — 5.8%
1&1 AG	6,659	109,735
About You Holding SE (b)	9,925	71,938
Adesso SE	956	100,272
adidas AG	45,185	10,646,519
Adtran Networks SE	3,390	73,787
AIXTRON SE	27,546	305,506
Allianz SE	102,041	39,012,373
Aroundtown SA (b)	196,392	537,550
Atoss Software SE	2,539	344,948
Aurubis AG (b)	8,374	793,638
Auto1 Group SE (b) (d)	33,242	738,732
BASF SE	235,842	11,810,462

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bayer AG	261,898	$6,271,820
Bayerische Motoren Werke AG	77,282	6,225,475
Bayerische Motoren Werke AG Preference Shares	14,776	1,113,544
Bechtle AG	21,793	813,135
Beiersdorf AG	26,213	3,382,855
Bilfinger SE	7,505	540,462
Brenntag SE	33,111	2,143,993
CANCOM SE	8,623	209,980
Carl Zeiss Meditec AG	9,444	623,625
Ceconomy AG (b)	43,948	158,309
Cewe Stiftung & Co. KGaA	1,205	134,283
Commerzbank AG	250,079	5,717,230
CompuGroup Medical SE & Co. KGaA (b)	5,359	129,669
Continental AG	29,752	2,095,972
Covestro AG (b)	48,051	3,083,140
CTS Eventim AG & Co. KGaA	17,054	1,709,156
CureVac NV (b)	19,663	54,960
Daimler Truck Holding AG	125,547	5,080,684
Dermapharm Holding SE	4,358	172,131
Deutsche Bank AG	488,590	11,634,750
Deutsche Boerse AG	49,851	14,694,064
Deutsche Lufthansa AG	161,880	1,178,295
Deutsche Pfandbriefbank AG (b) (d)	35,822	209,273
Deutsche Post AG	253,423	10,869,215
Deutsche Telekom AG	922,342	34,018,222
Deutz AG	27,770	203,977
Douglas AG (b)	12,460	144,838
Dr. Ing hc F Porsche AG Preference Shares (d)	30,061	1,504,009
Draegerwerk AG & Co. KGaA Preference Shares	2,641	181,358
Duerr AG	13,826	348,911
E.ON SE	597,087	9,003,707
Eckert & Ziegler SE	3,948	239,201
Einhell Germany AG Preference Shares	1,161	80,890
Elmos Semiconductor SE	2,710	172,046
Energiekontor AG	1,621	83,091
Evonik Industries AG	69,149	1,497,556
Evotec SE (b)	36,261	239,686
Fielmann Group AG	6,713	304,727
flatexDEGIRO AG	22,003	508,101
Formycon AG (b)	1,736	43,287
Fraport AG Frankfurt Airport Services Worldwide (b)	9,842	617,005
Freenet AG	31,638	1,204,341
Fresenius Medical Care AG	55,252	2,746,544
Fresenius SE & Co. KGaA (b)	112,521	4,799,047
FUCHS SE Preference Shares	17,927	862,875
GEA Group AG	41,270	2,506,207
Gerresheimer AG	9,191	699,264
GFT Technologies SE	2,760	67,234
Grand City Properties SA (b)	19,669	210,021
Grenke AG	5,049	74,589
Security Description	Shares	Value
Hamborner REIT AG	19,502	$126,409
Hannover Rueck SE	16,045	4,777,471
Heidelberg Materials AG	36,402	6,268,508
HelloFresh SE (b)	46,004	389,109
Henkel AG & Co. KGaA	27,936	2,010,627
Henkel AG & Co. KGaA Preference Shares	45,037	3,579,822
Hensoldt AG	17,139	1,149,184
Hornbach Holding AG & Co. KGaA	2,806	271,952
HUGO BOSS AG	12,080	458,792
Hypoport SE (b)	1,033	176,774
Infineon Technologies AG	345,079	11,491,472
IONOS Group SE (b)	10,731	298,463
Jenoptik AG	13,599	283,595
JOST Werke SE (d)	3,047	172,645
Jungheinrich AG Preference Shares	12,950	451,487
K&S AG	49,623	677,392
KION Group AG	19,201	804,399
Kloeckner & Co. SE	12,637	101,395
Knorr-Bremse AG	19,820	1,801,882
Krones AG	3,783	515,420
Lanxess AG	21,798	662,398
LEG Immobilien SE	20,461	1,444,828
MBB SE	463	67,551
Mercedes-Benz Group AG	190,830	11,261,187
Merck KGaA	34,390	4,727,593
METRO AG (b)	29,607	170,461
Montana Aerospace AG (b) (d)	7,433	142,989
MTU Aero Engines AG	14,136	4,906,878
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,345	22,305,471
Mutares SE & Co. KGaA	2,857	97,986
Nagarro SE (b)	1,607	128,909
Nemetschek SE	15,396	1,792,979
Nordex SE (b)	32,951	508,329
Norma Group SE	5,838	80,513
Northern Data AG (b)	5,018	131,143
Patrizia SE	12,942	104,726
Pfeiffer Vacuum Technology AG	891	149,635
PNE AG	8,549	130,578
Porsche Automobil Holding SE Preference Shares	40,422	1,520,686
ProSiebenSat.1 Media SE	32,636	205,643
Puma SE	28,979	706,144
Rational AG	1,393	1,159,406
RENK Group AG	16,188	782,802
Rheinmetall AG	11,510	16,453,175
RWE AG	168,551	6,011,915
SAF-Holland SE	12,092	214,608
Salzgitter AG	5,203	133,241
SAP SE	275,929	73,859,911
Sartorius AG Preference Shares	7,167	1,669,073

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Schaeffler AG (b)	61,014	$253,436
Schott Pharma AG & Co. KGaA	8,414	213,951
Scout24 SE (d)	19,979	2,090,122
Secunet Security Networks AG	245	45,625
SGL Carbon SE (b)	9,210	33,745
Siemens AG	200,824	46,332,399
Siemens Energy AG (b)	168,969	10,006,633
Siemens Healthineers AG (d)	75,037	4,044,156
Siltronic AG	4,127	178,943
Sirius Real Estate Ltd. REIT (a)	359,467	392,065
Sixt SE	3,607	310,452
Sixt SE Preference Shares	4,376	265,462
SMA Solar Technology AG	3,081	50,587
Softwareone Holding AG (a)	27,577	169,561
Stabilus SE	6,520	171,125
STO SE & Co. KGaA Preference Shares	608	83,444
Stroeer SE & Co. KGaA	8,845	517,200
Suedzucker AG	16,363	203,585
SUSS MicroTec SE	4,539	169,989
Symrise AG	35,320	3,658,043
TAG Immobilien AG (b)	46,868	638,429
Takkt AG	5,349	47,214
Talanx AG	17,672	1,856,784
TeamViewer SE (b) (d)	38,986	508,414
thyssenkrupp AG	134,365	1,378,107
Thyssenkrupp Nucera AG & Co. KGaA (b) (d)	5,380	51,182
TUI AG (b)	123,923	853,998
United Internet AG	20,720	427,455
Verbio SE	4,111	39,010
Volkswagen AG Preference Shares	54,971	5,603,438
Vonovia SE	197,275	5,303,333
Vossloh AG	1,786	126,652
Wacker Chemie AG	4,947	409,423
Wacker Neuson SE	5,915	133,979
Wuestenrot & Wuerttembergische AG	3,780	54,551
Zalando SE (b) (d)	59,901	2,075,572
		481,187,834
GREECE — 0.2%
Aegean Airlines SA	8,153	105,997
Aktor SA Holding Company Technical & Energy Projects (b)	13,820	77,699
Alpha Services & Holdings SA	652,497	1,565,592
Athens International Airport SA	38,237	376,089
Athens Water Supply & Sewage Co. SA	4,435	28,528
Autohellas Tourist & Trading SA	3,851	50,750
Eurobank Ergasias Services & Holdings SA Class A	685,346	1,839,145
Security Description	Shares	Value
FF Group (b) (c)	122	$—
GEK Terna SA	12,845	266,884
Hellenic Telecommunications Organization SA	41,430	673,325
HELLENiQ ENERGY Holdings SA	20,706	171,163
Holding Co. ADMIE IPTO SA	31,100	98,044
Intralot SA-Integrated Information Systems & Gaming Services (b)	61,387	69,274
Jumbo SA	33,653	921,671
LAMDA Development SA (b)	12,062	87,945
Metlen Energy & Metals SA	25,870	1,138,954
Motor Oil Hellas Corinth Refineries SA	15,114	361,800
National Bank of Greece SA	248,952	2,556,120
OPAP SA	53,931	1,070,297
Optima bank SA	13,669	226,795
Piraeus Financial Holdings SA	335,231	1,840,134
Public Power Corp. SA	47,658	714,902
Sarantis SA	9,794	135,841
		14,376,949
GUATEMALA — 0.0% (f)
Millicom International Cellular SA	25,026	757,537
HONG KONG — 1.1%
AIA Group Ltd.	2,875,000	21,766,585
Alibaba Pictures Group Ltd. (a) (b)	1,680,000	114,308
ASMPT Ltd.	90,600	638,638
Bank of East Asia Ltd.	227,525	340,556
Cafe de Coral Holdings Ltd.	166,000	156,890
Canvest Environmental Protection Group Co. Ltd. (a)	88,000	53,765
China Common Rich Renewable Energy Investments Ltd. (b) (c)	68,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
CK Asset Holdings Ltd.	513,181	2,076,612
CK Infrastructure Holdings Ltd.	168,000	1,006,038
CLP Holdings Ltd.	444,500	3,619,111
Concord New Energy Group Ltd.	2,790,000	161,369
Cowell e Holdings, Inc. (a) (b)	46,000	170,545
CTF Services Ltd.	284,968	263,448
Dah Sing Banking Group Ltd.	110,000	121,291
Dah Sing Financial Holdings Ltd.	43,600	163,271
DFI Retail Group Holdings Ltd.	90,100	214,932
Digital China Holdings Ltd. (a)	68,000	24,176
Fenbi Ltd. (a) (b)	86,000	27,548

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Fortune Real Estate Investment Trust	345,000	$181,177
Futu Holdings Ltd. ADR	14,900	1,525,015
Grand Pharmaceutical Group Ltd.	130,000	101,096
Guotai Junan International Holdings Ltd.	757,000	103,660
Gushengtang Holdings Ltd. (a)	28,800	119,465
Hang Lung Properties Ltd.	389,288	333,097
Hang Seng Bank Ltd.	196,200	2,672,403
Henderson Land Development Co. Ltd.	412,466	1,186,546
HKBN Ltd.	279,500	186,087
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,418,958
Hong Kong & China Gas Co. Ltd.	2,845,101	2,448,783
Hong Kong Exchanges & Clearing Ltd.	322,261	14,337,643
Hongkong Land Holdings Ltd.	291,400	1,258,848
Huabao International Holdings Ltd.	211,000	66,715
Hutchison Port Holdings Trust Stapled Security	883,800	148,478
Hutchison Telecommunications Hong Kong Holdings Ltd. (a)	346,000	42,692
Hysan Development Co. Ltd.	164,000	265,781
J&T Global Express Ltd. (b)	532,200	387,306
Jardine Matheson Holdings Ltd.	41,500	1,752,659
Johnson Electric Holdings Ltd.	88,968	179,562
Kerry Properties Ltd.	131,500	310,291
Kingboard Laminates Holdings Ltd.	158,500	182,953
Link REIT	669,307	3,136,949
LK Technology Holdings Ltd. (a)	107,500	41,516
Luk Fook Holdings International Ltd. (a)	83,000	163,403
Man Wah Holdings Ltd.	322,000	186,236
Melco International Development Ltd. (a) (b)	139,000	68,016
Melco Resorts & Entertainment Ltd. ADR (b)	52,930	278,941
MTR Corp. Ltd.	414,692	1,358,798
New World Development Co. Ltd. (b)	356,581	226,489
Nine Dragons Paper Holdings Ltd. (a) (b)	242,000	102,291
Orient Overseas International Ltd.	33,000	488,563
Pacific Basin Shipping Ltd.	1,197,000	266,839
PAX Global Technology Ltd.	158,000	98,289
PCCW Ltd.	1,195,471	743,683
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	108,900	114,345
Security Description	Shares	Value
Power Assets Holdings Ltd.	359,500	$2,153,203
Prudential PLC	700,103	7,548,980
Realord Group Holdings Ltd. (a) (b)	116,000	106,155
Sino Biopharmaceutical Ltd.	2,997,000	1,449,334
Sino Land Co. Ltd.	923,974	925,067
Skyworth Group Ltd.	136,807	49,816
SmarTone Telecommunications Holdings Ltd.	38,500	21,427
SSY Group Ltd.	204,000	84,376
Stella International Holdings Ltd.	126,500	281,606
Sun Hung Kai Properties Ltd.	392,500	3,740,155
SUNeVision Holdings Ltd.	101,000	89,837
Super Hi International Holding Ltd. (b)	31,000	70,144
Swire Pacific Ltd. Class A	100,500	886,123
Techtronic Industries Co. Ltd.	370,500	4,440,830
United Energy Group Ltd.	1,826,000	99,034
United Laboratories International Holdings Ltd.	228,000	429,137
Vitasoy International Holdings Ltd.	190,000	245,876
Viva Goods Co. Ltd. (a)	528,000	31,248
VTech Holdings Ltd.	43,800	321,271
Wasion Holdings Ltd.	300,000	317,011
WH Group Ltd. (d)	2,221,702	2,040,276
Wharf Real Estate Investment Co. Ltd.	397,000	964,108
Yue Yuen Industrial Holdings Ltd.	191,500	307,717
Yuexiu Real Estate Investment Trust (a)	571,646	60,941
		94,066,328
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	285,622
MOL Hungarian Oil & Gas PLC	109,480	861,882
OTP Bank Nyrt	59,090	3,968,931
Richter Gedeon Nyrt	41,927	1,152,886
		6,269,321
INDIA — 5.7%
360 ONE WAM Ltd.	43,589	478,842
3M India Ltd.	571	192,156
Aadhar Housing Finance Ltd. (b)	35,851	177,100
Aarti Drugs Ltd.	780	3,099
Aarti Industries Ltd.	40,656	185,180
Aarti Pharmalabs Ltd.	7,697	67,273
ABB India Ltd.	12,843	828,871
Action Construction Equipment Ltd.	7,575	110,596
Adani Enterprises Ltd.	50,947	1,373,954
Adani Ports & Special Economic Zone Ltd.	136,147	1,874,668

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Adani Power Ltd. (b)	178,480	$1,054,860
Aditya Birla Fashion & Retail Ltd. (b)	76,383	228,182
Aditya Birla Real Estate Ltd.	10,983	250,466
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	156,115
Aditya Vision Ltd. (d)	16,722	86,754
Aegis Logistics Ltd.	34,324	322,164
Aether Industries Ltd. (b)	6,195	60,058
Afcons Infrastructure Ltd. (b)	53,692	303,528
Affle India Ltd. (b)	11,294	211,280
AGI Greenpac Ltd.	4,288	37,188
Ahluwalia Contracts India Ltd.	19,094	182,038
AIA Engineering Ltd.	9,606	376,087
Ajanta Pharma Ltd.	10,636	325,623
Akzo Nobel India Ltd.	1,862	78,183
Alembic Pharmaceuticals Ltd.	7,522	81,573
Alkem Laboratories Ltd.	12,341	702,972
Alkyl Amines Chemicals	4,612	87,095
Allcargo Logistics Ltd.	42,480	14,155
Alok Industries Ltd. (b)	359,427	63,000
Amara Raja Energy & Mobility Ltd.	23,540	275,100
Amber Enterprises India Ltd. (b)	3,821	320,169
Ambuja Cements Ltd.	201,569	1,263,143
AMI Organics Ltd.	10,284	292,491
Anand Rathi Wealth Ltd.	7,070	157,712
Anant Raj Ltd.	33,707	192,258
Angel One Ltd.	10,400	279,790
Anup Engineering Ltd.	4,040	163,505
Anupam Rasayan India Ltd.	4,390	38,882
Apar Industries Ltd.	4,746	305,541
APL Apollo Tubes Ltd.	49,903	889,053
Apollo Hospitals Enterprise Ltd.	26,875	2,075,652
Apollo Tyres Ltd.	67,212	332,944
Aptus Value Housing Finance India Ltd.	70,063	240,717
Archean Chemical Industries Ltd.	11,740	70,792
Arvind Fashions Ltd.	8,117	35,283
Arvind Ltd.	14,620	53,660
Asahi India Glass Ltd.	8,757	61,359
Ashok Leyland Ltd.	337,408	799,856
Ashoka Buildcon Ltd. (b)	35,842	80,107
Asian Paints Ltd.	101,805	2,781,512
Aster DM Healthcare Ltd. (d)	58,145	327,330
Astra Microwave Products Ltd.	18,767	146,590
Astral Ltd.	67,347	1,017,189
AstraZeneca Pharma India Ltd.	1,288	129,069
Atul Ltd.	3,871	277,257
AU Small Finance Bank Ltd. (d)	84,209	524,118
AurionPro Solutions Ltd.	5,145	95,805
Aurobindo Pharma Ltd. (b)	60,612	819,973
Security Description	Shares	Value
Avanti Feeds Ltd.	15,964	$169,853
Avenue Supermarts Ltd. (b) (d)	42,453	2,024,288
Axis Bank Ltd.	627,247	8,045,987
Azad Engineering Ltd. (b)	6,010	94,701
Bajaj Auto Ltd.	18,767	1,722,760
Bajaj Electricals Ltd.	14,427	91,822
Bajaj Finance Ltd.	75,946	7,912,719
Bajaj Finserv Ltd.	98,973	2,314,514
Bajaj Holdings & Investment Ltd.	7,352	1,069,626
Balaji Amines Ltd.	1,401	19,702
Balkrishna Industries Ltd.	16,997	506,468
Balrampur Chini Mills Ltd.	48,159	306,936
Bandhan Bank Ltd. (d)	178,088	303,084
Bank of Baroda	273,926	728,770
BASF India Ltd.	5,048	260,538
Bata India Ltd.	15,134	215,106
Bayer CropScience Ltd.	2,859	163,544
BEML Ltd.	2,700	100,967
Bharat Dynamics Ltd.	23,134	344,406
Bharat Electronics Ltd.	943,889	3,301,672
Bharat Forge Ltd.	71,849	977,353
Bharat Heavy Electricals Ltd.	235,895	592,430
Bharat Petroleum Corp. Ltd.	402,867	1,304,701
Bharti Airtel Ltd.	684,590	13,839,866
Bikaji Foods International Ltd.	20,835	160,446
Biocon Ltd.	155,067	618,432
Birla Corp. Ltd.	3,296	40,548
Birlasoft Ltd.	88,321	397,025
BLS International Services Ltd.	24,283	112,595
Blue Dart Express Ltd.	2,241	160,492
Blue Star Ltd.	39,141	972,906
Bombay Burmah Trading Co.	6,225	127,999
Borosil Renewables Ltd. (b)	17,601	97,768
Bosch Ltd.	2,000	661,941
Brigade Enterprises Ltd.	40,871	463,561
Britannia Industries Ltd.	32,006	1,844,061
Brookfield India Real Estate Trust REIT (d)	45,270	153,401
BSE Ltd.	17,669	1,124,982
Campus Activewear Ltd.	34,776	93,256
Can Fin Homes Ltd.	16,939	131,986
Canara Bank	594,342	614,965
Caplin Point Laboratories Ltd.	3,390	78,943
Carborundum Universal Ltd.	26,411	312,685
Cartrade Tech Ltd. (b)	17,377	333,114
Castrol India Ltd.	124,256	293,570
CCL Products India Ltd.	16,929	109,652
CE Info Systems Ltd.	4,160	81,774
Ceat Ltd.	4,931	166,121
Cello World Ltd.	30,000	190,622
Central Depository Services India Ltd.	30,005	425,193
Century Plyboards India Ltd.	8,003	66,026

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cera Sanitaryware Ltd.	1,151	$75,712
CESC Ltd.	147,320	263,472
CG Power & Industrial Solutions Ltd.	163,594	1,215,208
Chalet Hotels Ltd. (b)	20,715	197,801
Chambal Fertilisers & Chemicals Ltd.	42,504	309,376
Chemplast Sanmar Ltd. (b)	18,532	94,029
Chennai Petroleum Corp. Ltd.	14,824	106,306
Cholamandalam Financial Holdings Ltd.	22,915	467,642
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,180,624
CIE Automotive India Ltd.	24,860	115,253
Cipla Ltd.	139,307	2,341,037
City Union Bank Ltd.	109,083	199,888
Clean Science & Technology Ltd.	5,682	77,399
CMS Info Systems Ltd.	54,945	295,341
Coal India Ltd.	482,026	2,234,735
Coforge Ltd.	17,744	1,663,438
Colgate-Palmolive India Ltd.	40,980	1,144,079
Computer Age Management Services Ltd.	9,859	426,394
Concord Biotech Ltd.	8,583	168,012
Container Corp. of India Ltd.	73,454	592,057
Coromandel International Ltd.	24,937	576,357
Craftsman Automation Ltd.	1,513	86,063
CreditAccess Grameen Ltd.	11,804	130,671
CRISIL Ltd.	3,874	189,407
Crompton Greaves Consumer Electricals Ltd.	158,563	654,974
Cummins India Ltd.	37,300	1,324,006
Cyient Ltd.	29,605	434,885
Dabur India Ltd.	155,395	918,933
Data Patterns India Ltd.	3,976	77,906
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	195,517
Deepak Nitrite Ltd.	11,783	272,510
Delhivery Ltd. (b)	141,340	420,143
Devyani International Ltd. (b)	73,359	127,306
Divi's Laboratories Ltd.	31,164	2,099,949
Dixon Technologies India Ltd.	9,970	1,529,164
DLF Ltd.	197,744	1,563,060
Doms Industries Ltd.	4,257	142,763
Dr. Lal PathLabs Ltd. (d)	7,802	225,505
Dr. Reddy's Laboratories Ltd.	157,087	2,098,924
Easy Trip Planners Ltd. (b)	238,670	32,541
eClerx Services Ltd.	5,092	164,590
Edelweiss Financial Services Ltd.	131,214	137,051
Eicher Motors Ltd.	35,172	2,194,157
EID Parry India Ltd. (b)	22,968	210,329
EIH Ltd.	39,305	161,788
Elecon Engineering Co. Ltd.	16,652	87,143
Electrosteel Castings Ltd.	67,672	76,930
Elgi Equipments Ltd.	42,308	237,465
Security Description	Shares	Value
Emami Ltd.	51,808	$350,118
Embassy Developments Ltd. (b)	79,569	107,095
Embassy Office Parks REIT	227,754	972,302
eMudhra Ltd.	10,643	105,567
Endurance Technologies Ltd. (d)	7,581	173,646
Engineers India Ltd.	51,740	96,516
Epigral Ltd.	4,488	99,563
EPL Ltd.	55,375	130,006
Equitas Small Finance Bank Ltd. (d)	93,926	60,193
Eris Lifesciences Ltd. (d)	13,798	228,113
ESAB India Ltd.	1,292	68,169
Eureka Forbes Ltd. (b)	22,400	141,363
Exide Industries Ltd.	109,934	461,604
FDC Ltd.	14,730	67,644
Federal Bank Ltd.	416,011	934,001
Fine Organic Industries Ltd.	2,063	96,453
Finolex Cables Ltd.	12,388	131,968
Finolex Industries Ltd.	49,960	104,556
Firstsource Solutions Ltd.	73,940	292,455
Five-Star Business Finance Ltd. (b)	58,264	491,455
Force Motors Ltd.	785	82,722
Fortis Healthcare Ltd.	145,058	1,179,783
G R Infraprojects Ltd.	4,337	52,670
Gabriel India Ltd.	10,163	68,498
GAIL India Ltd.	578,434	1,232,401
GAIL India Ltd. GDR	2,133	26,340
Galaxy Surfactants Ltd.	4,286	102,585
Garden Reach Shipbuilders & Engineers Ltd.	7,578	147,980
Garware Hi-Tech Films Ltd.	2,686	122,901
Garware Technical Fibres Ltd.	12,010	120,874
Gateway Distriparks Ltd.	193,785	135,121
GE Vernova T&D India Ltd.	27,967	506,040
Genus Power Infrastructures Ltd.	13,587	41,247
GHCL Ltd.	17,282	123,838
Gillette India Ltd.	1,538	144,115
Gland Pharma Ltd. (d)	9,193	170,229
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	467,754
Glenmark Pharmaceuticals Ltd.	29,912	537,381
Global Health Ltd. (b)	18,187	253,845
GMM Pfaudler Ltd.	9,623	113,662
GMR Airports Ltd. (b)	749,882	659,792
GMR Power & Urban Infra Ltd. (b)	63,291	83,993
Go Digit General Insurance Ltd. (b)	91,903	311,065
Go Fashion India Ltd. (b)	5,755	45,307
Godawari Power & Ispat Ltd.	50,440	105,494
Godfrey Phillips India Ltd.	2,050	161,481

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Godrej Consumer Products Ltd.	113,128	$1,529,915
Godrej Industries Ltd. (b)	10,074	133,015
Godrej Properties Ltd. (b)	52,187	1,289,774
Gokaldas Exports Ltd. (b)	9,033	84,801
Granules India Ltd.	35,288	200,018
Graphite India Ltd.	21,792	121,319
Grasim Industries Ltd.	72,661	2,212,878
Gravita India Ltd.	7,983	169,515
Great Eastern Shipping Co. Ltd.	21,188	229,768
Greenpanel Industries Ltd.	9,124	24,116
Grindwell Norton Ltd.	8,986	177,749
Gujarat Alkalies & Chemicals Ltd.	5,525	37,348
Gujarat Ambuja Exports Ltd.	32,996	39,292
Gujarat Fluorochemicals Ltd.	6,008	281,596
Gujarat Gas Ltd.	56,712	272,493
Gujarat Mineral Development Corp. Ltd.	16,654	51,379
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	100,003
Gujarat Pipavav Port Ltd.	38,312	61,557
Gujarat State Fertilizers & Chemicals Ltd.	54,769	113,083
Gujarat State Petronet Ltd.	68,783	233,040
Gulf Oil Lubricants India Ltd.	6,360	85,048
Happiest Minds Technologies Ltd.	62,461	434,907
Happy Forgings Ltd.	10,380	95,135
Havells India Ltd.	67,785	1,208,419
HBL Engineering Ltd.	36,431	199,940
HCL Technologies Ltd.	259,927	4,815,230
HDFC Asset Management Co. Ltd. (d)	25,525	1,194,220
HDFC Bank Ltd.	1,523,928	32,484,363
HDFC Life Insurance Co. Ltd. (d)	257,117	2,054,880
HealthCare Global Enterprises Ltd. (b)	45,794	289,709
HEG Ltd.	18,880	106,071
HeidelbergCement India Ltd.	37,912	87,419
Hemisphere Properties India Ltd. (b)	27,192	39,063
Heritage Foods Ltd.	15,060	67,452
Hero MotoCorp Ltd.	28,665	1,243,964
HFCL Ltd.	142,338	130,820
Hikal Ltd.	25,641	119,277
Himadri Speciality Chemical Ltd.	53,420	263,899
Hindalco Industries Ltd.	352,832	2,799,773
Hinduja Global Solutions Ltd.	2,649	14,382
Hindustan Aeronautics Ltd.	51,779	2,515,951
Hindustan Construction Co. Ltd. (b)	341,621	102,584
Hindustan Copper Ltd.	78,195	200,504
Security Description	Shares	Value
Hindustan Petroleum Corp. Ltd.	256,879	$1,075,270
Hindustan Unilever Ltd.	227,410	6,005,282
Home First Finance Co. India Ltd. (d)	7,472	88,296
Honasa Consumer Ltd. (b)	41,484	112,092
Hyundai Motor India Ltd. (b)	48,043	959,848
ICICI Bank Ltd. (e)	1,275,306	20,045,281
ICICI Bank Ltd. (b) (e)	11,469	180,926
ICICI Bank Ltd. ADR	58,269	1,836,639
ICICI Lombard General Insurance Co. Ltd. (d)	65,865	1,378,774
ICICI Prudential Life Insurance Co. Ltd. (d)	84,256	554,614
ICRA Ltd.	1,500	96,284
IDFC First Bank Ltd. (b)	1,317,471	842,925
IFCI Ltd. (b)	143,583	71,841
IIFL Capital Services Ltd.	29,851	75,295
IIFL Finance Ltd. (b)	77,886	296,453
India Cements Ltd. (b)	98,891	319,422
IndiaMart InterMesh Ltd. (d)	6,304	152,038
Indian Energy Exchange Ltd. (d)	81,444	166,464
Indian Hotels Co. Ltd.	224,611	2,058,202
Indian Oil Corp. Ltd.	667,401	989,214
Indian Railway Catering & Tourism Corp. Ltd.	63,341	536,712
Indigo Paints Ltd.	8,191	90,031
Indraprastha Gas Ltd.	139,242	328,040
Indus Towers Ltd. (b)	371,243	1,443,593
IndusInd Bank Ltd.	186,122	1,408,365
Infibeam Avenues Ltd.	178,156	34,277
Info Edge India Ltd.	19,038	1,589,515
Infosys Ltd.	798,401	14,629,540
Infosys Ltd. ADR (a)	82,199	1,500,132
Ingersoll Rand India Ltd.	1,826	76,121
Inox Green Energy Services Ltd. (b)	40,650	56,188
Inox Wind Energy Ltd. (b)	704	78,988
Inox Wind Ltd. (b)	182,254	345,396
Intellect Design Arena Ltd.	15,544	125,471
InterGlobe Aviation Ltd. (b) (d)	55,856	3,328,978
ION Exchange India Ltd.	14,879	81,015
Ipca Laboratories Ltd.	33,404	584,127
IRB Infrastructure Developers Ltd.	304,187	159,400
IRCON International Ltd. (d)	48,823	88,570
ITC Hotels Ltd. (b)	256,112	591,824
ITC Ltd.	875,384	4,182,761
ITD Cementation India Ltd.	33,354	216,414
J Kumar Infraprojects Ltd.	9,945	73,423
Jai Balaji Industries Ltd. (b)	58,630	93,716
Jaiprakash Associates Ltd. (b)	283,462	10,347
Jaiprakash Power Ventures Ltd. (b)	619,202	102,879
Jammu & Kashmir Bank Ltd.	101,914	109,461

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
JB Chemicals & Pharmaceuticals Ltd.	14,130	$267,642
JBM Auto Ltd.	8,738	60,137
Jindal Saw Ltd.	45,120	141,549
Jindal Stainless Ltd.	87,428	591,476
Jindal Steel & Power Ltd.	114,554	1,212,309
Jio Financial Services Ltd. (b)	742,596	1,966,591
JK Cement Ltd.	15,980	918,964
JK Lakshmi Cement Ltd.	11,934	107,869
JK Paper Ltd.	22,191	80,515
JK Tyre & Industries Ltd.	18,272	59,047
JM Financial Ltd.	51,311	57,317
JSW Energy Ltd.	117,854	738,724
JSW Holdings Ltd. (b)	1,086	291,789
JSW Steel Ltd.	182,978	2,256,762
Jubilant Foodworks Ltd.	91,436	707,857
Jubilant Ingrevia Ltd.	24,429	184,977
Jubilant Pharmova Ltd.	16,358	170,604
Jupiter Life Line Hospitals Ltd.	10,000	185,953
Jupiter Wagons Ltd.	21,175	90,695
Just Dial Ltd. (b)	11,761	111,678
Jyothy Labs Ltd.	61,772	236,698
Jyoti CNC Automation Ltd. (b)	29,592	363,658
Kajaria Ceramics Ltd.	23,178	231,940
Kalpataru Projects International Ltd.	57,575	654,003
Kalyan Jewellers India Ltd.	112,014	608,730
Kansai Nerolac Paints Ltd.	41,371	112,352
Karnataka Bank Ltd.	32,458	66,440
Karur Vysya Bank Ltd.	105,611	257,246
Kaveri Seed Co. Ltd.	10,556	155,699
Kaynes Technology India Ltd. (b)	5,402	297,320
KEC International Ltd.	26,603	242,176
KEI Industries Ltd.	14,064	473,584
Keystone Realtors Ltd. (b)	10,000	62,114
Kfin Technologies Ltd.	32,228	385,390
Kirloskar Brothers Ltd.	9,215	183,954
Kirloskar Ferrous Industries Ltd.	9,006	49,394
Kirloskar Oil Engines Ltd.	17,620	147,981
Kirloskar Pneumatic Co. Ltd.	6,775	93,244
KNR Constructions Ltd.	18,235	48,362
Kotak Mahindra Bank Ltd.	306,172	7,750,951
KPI Green Energy Ltd. (d)	13,377	63,484
KPIT Technologies Ltd.	53,798	814,961
KPR Mill Ltd.	44,922	474,326
KRBL Ltd.	19,504	62,336
Krishna Institute of Medical Sciences Ltd. (b) (d)	73,955	553,413
KSB Ltd.	20,405	169,772
L&T Finance Ltd.	129,907	231,727
Larsen & Toubro Ltd.	187,196	7,612,563
Latent View Analytics Ltd. (b)	15,177	64,977
Laurus Labs Ltd. (d)	85,418	610,674
Laxmi Organic Industries Ltd.	11,013	22,452
Security Description	Shares	Value
Lemon Tree Hotels Ltd. (b) (d)	83,296	$124,379
LIC Housing Finance Ltd.	66,219	434,591
Lloyds Engineering Works Ltd.	266,835	178,596
LMW Ltd.	1,452	270,670
LT Foods Ltd.	25,939	115,034
LTIMindtree Ltd. (d)	22,089	1,153,937
Lupin Ltd.	68,344	1,618,252
Macrotech Developers Ltd. (d)	79,722	1,112,281
Mahanagar Gas Ltd.	7,097	114,373
Maharashtra Seamless Ltd.	4,344	34,452
Mahindra & Mahindra Financial Services Ltd.	99,854	329,262
Mahindra & Mahindra Ltd.	247,679	7,687,760
Mahindra & Mahindra Ltd. GDR	3,883	120,373
Mahindra Holidays & Resorts India Ltd. (b)	10,616	35,256
Mahindra Lifespace Developers Ltd.	26,697	93,146
Manappuram Finance Ltd.	96,454	261,398
Mankind Pharma Ltd. (b)	31,924	901,837
Marico Ltd.	140,640	1,069,875
Marksans Pharma Ltd.	38,479	99,371
Maruti Suzuki India Ltd.	32,735	4,397,496
MAS Financial Services Ltd. (d)	45,000	128,853
Mastek Ltd.	1,831	46,557
Max Estates Ltd. (b)	12,723	57,934
Max Financial Services Ltd. (b)	72,216	965,978
Max Healthcare Institute Ltd.	205,474	2,628,159
Medplus Health Services Ltd. (b)	17,531	155,344
Metropolis Healthcare Ltd. (b) (d)	6,336	115,547
Minda Corp. Ltd.	26,995	169,177
Mindspace Business Parks REIT (d)	62,000	271,829
Mishra Dhatu Nigam Ltd. (d)	17,132	54,058
MOIL Ltd.	18,522	69,323
Moschip Technologies Ltd. (b)	34,722	58,799
Motherson Sumi Wiring India Ltd.	307,234	186,305
Motilal Oswal Financial Services Ltd.	45,896	328,599
Mphasis Ltd.	34,318	999,536
MRF Ltd.	700	920,146
Mrs Bectors Food Specialities Ltd.	6,235	106,333
MTAR Technologies Ltd. (b)	3,432	51,274
Multi Commodity Exchange of India Ltd.	5,986	369,821
Muthoot Finance Ltd.	36,872	1,025,141
Narayana Hrudayalaya Ltd.	15,069	297,234
Natco Pharma Ltd.	23,303	216,586
National Aluminium Co. Ltd.	208,978	425,681
Nava Ltd.	20,041	121,016

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Navin Fluorine International Ltd.	7,281	$358,089
Nazara Technologies Ltd. (b)	7,862	86,846
NBCC India Ltd.	218,007	207,210
NCC Ltd.	72,749	177,144
Neogen Chemicals Ltd.	8,049	144,873
NESCO Ltd.	5,149	54,652
Nestle India Ltd.	95,340	2,505,166
Netweb Technologies India Ltd.	3,206	56,094
Network18 Media & Investments Ltd. (b)	187,787	94,864
Neuland Laboratories Ltd.	2,452	344,434
Newgen Software Technologies Ltd.	11,820	136,977
NHPC Ltd.	832,846	795,006
NIIT Learning Systems Ltd.	10,587	51,126
Nippon Life India Asset Management Ltd. (d)	29,174	196,278
NLC India Ltd.	80,208	227,724
NMDC Ltd.	694,878	555,552
NMDC Steel Ltd. (b)	233,438	90,525
NOCIL Ltd.	25,046	51,095
NTPC Ltd.	1,264,591	5,257,593
Nuvama Wealth Management Ltd.	1,464	103,634
Nuvoco Vistas Corp. Ltd. (b)	27,030	97,028
Oberoi Realty Ltd.	36,337	692,035
Oil & Natural Gas Corp. Ltd.	822,785	2,364,542
Oil India Ltd.	114,375	516,007
Olectra Greentech Ltd.	8,306	112,620
One 97 Communications Ltd. (b)	84,163	764,198
Onesource Specialty Pharma Ltd. (b)	13,121	268,990
Oracle Financial Services Software Ltd.	5,661	515,875
Orchid Pharma Ltd. (b)	6,192	56,227
Orient Cement Ltd.	15,432	61,147
Orient Electric Ltd.	60,256	146,147
Orissa Minerals Development Co. Ltd. (b)	1,198	69,337
Page Industries Ltd.	1,452	723,648
Paisalo Digital Ltd.	80,392	31,841
Paradeep Phosphates Ltd. (d)	95,134	114,481
Patel Engineering Ltd. (b)	93,182	42,269
PB Fintech Ltd. (b)	104,034	1,921,189
PCBL Chemical Ltd.	36,013	177,052
PDS Ltd.	7,418	37,840
Persistent Systems Ltd.	28,984	1,860,062
Petronet LNG Ltd.	222,695	762,777
PG Electroplast Ltd.	44,976	478,364
Phoenix Mills Ltd.	59,849	1,146,806
PI Industries Ltd.	17,687	707,254
Piccadily Agro Industries Ltd. (b)	11,123	73,057
Pidilite Industries Ltd.	40,708	1,354,655
Security Description	Shares	Value
Piramal Enterprises Ltd.	19,534	$224,688
Piramal Pharma Ltd.	119,525	312,132
PNB Housing Finance Ltd. (b) (d)	45,371	465,696
PNC Infratech Ltd.	33,089	97,328
Poly Medicure Ltd.	5,840	153,102
Polycab India Ltd.	14,292	856,744
Poonawalla Fincorp Ltd. (b)	45,161	184,276
Power Finance Corp. Ltd.	390,092	1,876,957
Power Grid Corp. of India Ltd.	1,293,060	4,375,920
Power Mech Projects Ltd.	1,590	50,216
Praj Industries Ltd.	25,237	162,751
Prestige Estates Projects Ltd.	56,000	773,549
Prince Pipes & Fittings Ltd.	6,821	19,502
Prism Johnson Ltd. (b)	80,004	126,137
Procter & Gamble Health Ltd.	2,760	166,186
Protean eGov Technologies Ltd.	5,427	84,555
Prudent Corporate Advisory Services Ltd.	3,900	106,614
PTC India Ltd.	38,684	73,650
PTC Industries Ltd. (b)	968	169,252
Punjab National Bank	497,300	556,000
PVR Inox Ltd. (b)	18,230	193,732
Quess Corp. Ltd. (d)	16,116	122,418
Radico Khaitan Ltd.	16,248	460,138
Rail Vikas Nigam Ltd.	158,909	647,660
Railtel Corp. of India Ltd.	24,807	87,108
Rain Industries Ltd.	24,232	38,040
Rainbow Children's Medicare Ltd.	10,076	164,432
Rajesh Exports Ltd. (b)	22,883	49,464
Rallis India Ltd.	37,687	94,135
Ramco Cements Ltd.	86,307	901,516
Ramkrishna Forgings Ltd.	19,766	177,811
Rashtriya Chemicals & Fertilizers Ltd.	31,905	46,516
Rategain Travel Technologies Ltd. (b)	8,592	44,529
Ratnamani Metals & Tubes Ltd.	8,015	241,815
RattanIndia Enterprises Ltd. (b)	74,954	35,749
RattanIndia Power Ltd. (b)	818,293	93,176
Raymond Lifestyle Ltd. (b)	7,495	91,566
Raymond Ltd.	9,369	153,324
RBL Bank Ltd. (d)	140,013	282,593
REC Ltd.	346,903	1,729,262
Redington Ltd.	131,552	372,235
Redtape Ltd.	48,720	82,898
Relaxo Footwears Ltd.	21,337	101,462
Reliance Industries Ltd.	1,571,793	23,368,346
Reliance Industries Ltd. GDR (d)	9,446	552,548
Reliance Infrastructure Ltd. (b)	43,180	129,700
Reliance Power Ltd. (b)	554,969	276,762
Religare Enterprises Ltd. (b)	19,084	52,143

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Restaurant Brands Asia Ltd. (b)	91,563	$64,479
Rhi Magnesita India Ltd.	12,401	73,462
RITES Ltd.	17,762	46,135
Rolex Rings Ltd. (b)	3,943	58,658
Rossari Biotech Ltd.	5,092	35,908
Route Mobile Ltd.	14,597	158,584
RR Kabel Ltd.	6,655	73,617
Safari Industries India Ltd.	6,074	139,914
Sammaan Capital Ltd.	83,213	103,563
Samvardhana Motherson International Ltd.	838,883	1,273,760
Sandur Manganese & Iron Ores Ltd.	16,778	85,243
Sanofi Consumer Healthcare India Ltd. (b)	1,905	107,578
Sanofi India Ltd.	1,905	127,331
Sansera Engineering Ltd. (d)	5,139	72,832
Sapphire Foods India Ltd. (b)	113,443	389,651
Sarda Energy & Minerals Ltd.	27,858	166,374
Saregama India Ltd.	20,856	124,375
SBI Cards & Payment Services Ltd.	63,641	654,177
SBI Life Insurance Co. Ltd. (d)	119,392	2,153,558
Schneider Electric Infrastructure Ltd. (b)	11,065	85,957
Senco Gold Ltd.	15,564	49,257
Shakti Pumps India Ltd.	12,552	142,744
Sheela Foam Ltd. (b)	4,012	33,230
Shilpa Medicare Ltd. (b)	14,606	112,844
Shipping Corp. of India Ltd.	34,905	67,038
Shoppers Stop Ltd. (b)	5,875	37,657
Shree Cement Ltd.	3,704	1,317,202
Shree Renuka Sugars Ltd. (b)	278,535	89,242
Shriram Finance Ltd.	370,515	2,829,560
Shyam Metalics & Energy Ltd.	10,105	100,353
Siemens Ltd.	23,128	1,419,302
SIS Ltd. (b)	23,573	89,284
SJVN Ltd.	167,486	177,810
SKF India Ltd.	5,041	226,114
Sobha Ltd.	12,486	178,680
Solar Industries India Ltd.	7,309	955,488
Sona Blw Precision Forgings Ltd. (d)	123,084	659,977
Sonata Software Ltd.	34,016	136,973
South Indian Bank Ltd.	321,753	86,510
SpiceJet Ltd. (b)	267,689	137,947
SRF Ltd.	32,038	1,098,714
Star Cement Ltd. (b)	37,879	94,727
Star Health & Allied Insurance Co. Ltd. (b)	116,108	483,916
State Bank of India	441,602	3,970,313
State Bank of India GDR	1,020	90,576
Sterling & Wilson Renewable (b)	22,078	64,228
Sterlite Technologies Ltd. (b)	54,517	51,337
Strides Pharma Science Ltd.	26,243	204,459
Security Description	Shares	Value
Sumitomo Chemical India Ltd.	23,333	$152,253
Sun Pharmaceutical Industries Ltd.	264,137	5,352,665
Sun TV Network Ltd.	29,907	226,878
Sundaram Finance Ltd.	18,427	983,544
Sundram Fasteners Ltd.	23,040	245,369
Sunteck Realty Ltd.	14,806	66,874
Suprajit Engineering Ltd.	9,636	42,233
Supreme Industries Ltd.	17,697	705,624
Supreme Petrochem Ltd.	18,536	136,365
Surya Roshni Ltd.	12,078	34,371
Suven Pharmaceuticals Ltd. (b)	27,543	370,207
Suzlon Energy Ltd. (b)	2,516,104	1,654,869
Swan Energy Ltd.	24,775	123,593
Symphony Ltd.	3,877	50,656
Syngene International Ltd. (d)	46,693	395,795
Syrma SGS Technology Ltd.	11,041	58,960
Tamilnad Mercantile Bank Ltd.	32,342	155,148
Tanla Platforms Ltd.	13,455	73,032
TARC Ltd. (b)	36,546	52,186
Tata Chemicals Ltd.	31,013	312,663
Tata Communications Ltd.	25,743	473,116
Tata Consultancy Services Ltd.	242,509	10,201,518
Tata Consumer Products Ltd.	159,481	1,861,464
Tata Elxsi Ltd.	8,660	526,154
Tata Investment Corp. Ltd.	2,223	163,703
Tata Motors Ltd.	552,608	4,332,809
Tata Power Co. Ltd.	417,419	1,822,940
Tata Steel Ltd.	1,935,769	3,458,064
Tata Steel Ltd. GDR	1,300	23,431
Tata Teleservices Maharashtra Ltd. (b)	113,291	74,074
TD Power Systems Ltd.	66,868	318,767
TeamLease Services Ltd. (b)	3,329	70,248
Tech Mahindra Ltd.	140,722	2,321,124
Techno Electric & Engineering Co. Ltd.	10,157	118,370
Tejas Networks Ltd. (b) (d)	19,541	172,542
Texmaco Rail & Engineering Ltd.	25,872	40,457
Thermax Ltd.	12,093	515,261
Thomas Cook India Ltd.	64,700	101,294
Tilaknagar Industries Ltd.	21,753	59,862
Time Technoplast Ltd.	63,531	308,481
Timken India Ltd.	10,804	346,297
Tips Music Ltd.	33,251	245,069
Titagarh Rail System Ltd.	18,197	168,100
Titan Co. Ltd.	102,423	3,655,225
Torrent Pharmaceuticals Ltd.	37,611	1,415,645
Torrent Power Ltd.	42,867	740,712
Transformers & Rectifiers India Ltd.	40,714	252,578
Transport Corp. of India Ltd.	11,771	151,283
Trent Ltd.	51,059	3,165,109
Trident Ltd.	256,336	72,408

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Triveni Engineering & Industries Ltd.	15,109	$67,556
Triveni Turbine Ltd.	38,900	254,614
TTK Prestige Ltd.	4,874	33,810
Tube Investments of India Ltd.	32,159	1,036,653
TVS Holdings Ltd.	542	54,247
TVS Motor Co. Ltd.	62,379	1,758,460
Ujjivan Small Finance Bank Ltd. (d)	112,982	45,287
UltraTech Cement Ltd.	30,265	4,059,479
Union Bank of India Ltd.	334,775	490,488
United Spirits Ltd.	74,892	1,225,378
UNO Minda Ltd.	42,727	435,439
UPL Ltd. (e)	99,079	735,813
UPL Ltd. (b) (e)	12,384	62,730
Usha Martin Ltd.	27,827	109,212
UTI Asset Management Co. Ltd.	5,427	66,743
VA Tech Wabag Ltd. (b)	9,538	161,228
Vaibhav Global Ltd.	16,144	41,021
Valor Estate Ltd. (b)	41,667	72,884
Vardhman Textiles Ltd.	26,270	120,881
Varun Beverages Ltd.	376,283	2,367,704
Vedant Fashions Ltd.	35,000	316,186
Vedanta Ltd.	352,853	1,901,427
Vesuvius India Ltd.	3,000	159,310
V-Guard Industries Ltd.	45,228	187,628
Vijaya Diagnostic Centre Ltd.	18,972	222,866
Vinati Organics Ltd.	4,690	86,616
VIP Industries Ltd. (b)	18,899	61,640
V-Mart Retail Ltd. (b)	2,562	87,248
Vodafone Idea Ltd. (b)	6,768,336	535,397
Voltamp Transformers Ltd.	1,394	115,584
Voltas Ltd.	72,140	1,227,301
VRL Logistics Ltd.	5,741	31,674
Waaree Renewable Technologies Ltd.	6,143	64,665
Welspun Corp. Ltd.	29,482	297,351
Welspun Enterprises Ltd.	15,300	86,119
Welspun Living Ltd.	34,681	54,520
Westlife Foodworld Ltd. (b)	16,453	134,502
Whirlpool of India Ltd.	14,536	167,575
Wipro Ltd.	641,494	1,956,583
Wipro Ltd. ADR	38,108	116,610
Wockhardt Ltd. (b)	21,369	354,394
Yes Bank Ltd. (b)	5,106,087	1,003,656
Zee Entertainment Enterprises Ltd.	193,655	221,562
Zen Technologies Ltd.	9,505	162,876
Zensar Technologies Ltd.	26,335	214,065
ZF Commercial Vehicle Control Systems India Ltd.	1,191	180,416
Zomato Ltd. (b)	1,975,833	4,641,407
Zydus Lifesciences Ltd.	92,274	954,424
Zydus Wellness Ltd.	7,851	153,874
		479,349,391
Security Description	Shares	Value
INDONESIA — 0.4%
AKR Corporindo Tbk. PT	3,026,000	$200,050
Alamtri Resources Indonesia Tbk. PT	3,539,500	393,208
Amman Mineral Internasional PT (b)	1,758,700	567,962
Aneka Tambang Tbk. PT	2,322,500	228,542
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	43,477
Astra Agro Lestari Tbk. PT	154,200	52,145
Astra International Tbk. PT	5,407,000	1,600,199
Bank Aladin Syariah Tbk. PT (b)	1,000,000	48,611
Bank Central Asia Tbk. PT	14,944,200	7,670,634
Bank Jago Tbk. PT (b)	937,500	82,476
Bank Mandiri Persero Tbk. PT (b)	9,749,900	3,026,731
Bank Negara Indonesia Persero Tbk. PT (b)	4,226,800	1,072,062
Bank Rakyat Indonesia Persero Tbk. PT	20,706,517	5,005,426
Bank Tabungan Negara Persero Tbk. PT (b)	1,613,762	85,604
Barito Pacific Tbk. PT	7,068,357	300,733
BFI Finance Indonesia Tbk. PT	2,268,000	111,451
Bukit Asam Tbk. PT	1,497,600	227,645
Bumi Resources Minerals Tbk. PT (b)	2,386,000	47,890
Bumi Serpong Damai Tbk. PT (b)	1,332,000	64,492
Chandra Asri Pacific Tbk. PT	2,373,400	1,031,913
Charoen Pokphand Indonesia Tbk. PT	1,758,500	465,063
Ciputra Development Tbk. PT	3,929,100	176,666
Cisarua Mountain Dairy Tbk. PT	653,000	179,023
Elang Mahkota Teknologi Tbk. PT	6,595,300	215,216
ESSA Industries Indonesia Tbk. PT	487,400	17,582
First Pacific Co. Ltd.	530,000	321,220
First Resources Ltd.	108,800	141,125
Golden Agri-Resources Ltd.	1,880,800	377,811
GoTo Gojek Tokopedia Tbk. PT (b)	170,202,400	846,442
Gudang Garam Tbk. PT (b)	100,000	61,479
Indah Kiat Pulp & Paper Tbk. PT	501,700	148,362
Indo Tambangraya Megah Tbk. PT	115,300	159,791
Indocement Tunggal Prakarsa Tbk. PT	240,300	75,198
Indofood CBP Sukses Makmur Tbk. PT	604,300	371,301
Indofood Sukses Makmur Tbk. PT	1,210,900	518,816

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	$70,188
Japfa Comfeed Indonesia Tbk. PT	2,105,200	254,424
Jasa Marga Persero Tbk. PT	371,675	89,130
Kalbe Farma Tbk. PT	4,475,800	306,765
Map Aktif Adiperkasa PT	2,008,200	80,037
MD Entertainment Tbk. PT	329,600	56,526
Medco Energi Internasional Tbk. PT	3,023,500	187,071
Medikaloka Hermina Tbk. PT	1,020,600	65,328
Merdeka Copper Gold Tbk. PT (b)	2,373,952	203,627
Mitra Adiperkasa Tbk. PT	2,793,900	227,106
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	134,886
Nickel Industries Ltd.	365,154	136,325
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	39,287
Pacific Strategic Financial Tbk. PT (b)	2,687,400	167,963
Pakuwon Jati Tbk. PT	1,357,000	27,739
Perusahaan Gas Negara Tbk. PT	2,224,000	207,824
Sarana Menara Nusantara Tbk. PT	5,005,800	152,002
Semen Indonesia Persero Tbk. PT	750,265	119,611
Sumber Alfaria Trijaya Tbk. PT	6,684,200	827,346
Summarecon Agung Tbk. PT	988,789	23,368
Telkom Indonesia Persero Tbk. PT	15,707,600	2,281,210
Transcoal Pacific Tbk. PT	285,500	99,563
United Tractors Tbk. PT	384,200	544,642
Vale Indonesia Tbk. PT (b)	926,800	126,441
Waskita Karya Persero Tbk. PT (b) (c)	3,149,800	19,211
XL Axiata Tbk. PT	848,800	116,571
		32,500,537
IRELAND — 0.3%
AerCap Holdings NV	51,623	5,274,322
AIB Group PLC	559,083	3,607,564
Bank of Ireland Group PLC	267,237	3,154,279
C&C Group PLC	84,628	141,745
Cairn Homes PLC	135,857	280,298
COSMO Pharmaceuticals NV	2,102	132,832
Dalata Hotel Group PLC	57,861	325,076
Glanbia PLC	45,690	502,971
Glenveagh Properties PLC (b) (d)	124,876	203,762
Greencore Group PLC	119,254	262,066
Irish Residential Properties REIT PLC (a)	89,200	90,669
Kerry Group PLC Class A	39,764	4,159,643
Kingspan Group PLC	42,593	3,437,088
Security Description	Shares	Value
Uniphar PLC (a)	37,380	$109,626
		21,681,941
ISRAEL — 0.7%
AFI Properties Ltd. (b)	—	19
Africa Israel Residences Ltd.	2,183	131,788
Airport City Ltd. (b)	13,375	188,864
Alony Hetz Properties & Investments Ltd.	31,251	244,952
Amot Investments Ltd.	73,272	355,443
Ashtrom Group Ltd. (b)	18,095	247,806
Aura Investments Ltd.	43,512	195,207
Azorim-Investment Development & Construction Co. Ltd.	27,782	119,205
Azrieli Group Ltd.	11,387	766,812
Bank Hapoalim BM	357,936	4,842,972
Bank Leumi Le-Israel BM	424,246	5,700,189
Bet Shemesh Engines Holdings 1997 Ltd. (b)	1,739	220,936
Bezeq The Israeli Telecommunication Corp. Ltd.	606,761	893,884
Big Shopping Centers Ltd. (b)	3,970	549,222
Blue Square Real Estate Ltd.	992	78,653
Camtek Ltd.	8,438	493,175
Cellcom Israel Ltd. (b)	30,780	188,215
Cellebrite DI Ltd. (b)	35,177	683,489
Check Point Software Technologies Ltd. (b)	23,710	5,403,983
Clal Insurance Enterprises Holdings Ltd.	14,033	343,866
Danel Adir Yeoshua Ltd.	1,347	135,740
Danya Cebus Ltd.	1,393	38,679
Delek Automotive Systems Ltd. (b)	3,157	21,146
Delek Group Ltd.	2,681	415,698
Delta Galil Ltd.	2,065	97,794
El Al Israel Airlines (b)	77,322	234,160
Elbit Systems Ltd.	6,837	2,616,034
Elco Ltd.	2,531	94,495
Electra Consumer Products 1970 Ltd.	2,139	56,165
Electra Ltd.	418	195,288
Electra Real Estate Ltd. (b)	7,672	87,819
Energean PLC (a)	41,133	464,824
Energix-Renewable Energies Ltd.	56,033	153,448
Enlight Renewable Energy Ltd. (b)	25,800	414,666
Equital Ltd. (b)	3,782	134,153
Fattal Holdings 1998 Ltd. (b)	1,483	193,879
FIBI Holdings Ltd.	4,162	219,051
First International Bank of Israel Ltd.	11,168	563,957
Formula Systems 1985 Ltd.	1,777	153,730
Fox Wizel Ltd.	1,835	148,890

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
G City Ltd.	12,106	$37,181
Global-e Online Ltd. (b)	30,100	1,073,065
Harel Insurance Investments & Financial Services Ltd.	26,038	415,547
Hilan Ltd.	4,258	259,802
ICL Group Ltd.	280,972	1,592,046
Isracard Ltd.	49,413	218,895
Israel Canada TR Ltd.	83,548	261,067
Israel Corp. Ltd.	754	202,787
Israel Discount Bank Ltd. Class A	328,387	2,282,396
Isras Holdings Ltd. (b)	1,074	105,269
Isras Investment Co. Ltd.	573	121,563
Ituran Location & Control Ltd.	6,200	224,192
Kornit Digital Ltd. (b)	10,500	200,340
Kvutzat Acro Ltd.	16,671	211,723
M Yochananof & Sons Ltd.	756	47,941
Magic Software Enterprises Ltd.	4,827	62,240
Matrix IT Ltd.	6,184	143,788
Mega Or Holdings Ltd. REIT	5,861	169,510
Melisron Ltd.	7,753	605,175
Menora Mivtachim Holdings Ltd.	4,497	224,431
Migdal Insurance & Financial Holdings Ltd.	75,361	136,513
Mivne Real Estate KD Ltd.	129,858	347,065
Mizrahi Tefahot Bank Ltd.	39,044	1,751,959
Nayax Ltd. (b)	1,322	44,669
Next Vision Stabilized Systems Ltd.	19,518	447,330
Nice Ltd. (b)	16,420	2,528,843
Nova Ltd. (b)	7,752	1,435,956
Oddity Tech Ltd. Class A (a) (b)	8,400	363,384
Oil Refineries Ltd.	524,773	124,553
One Software Technologies Ltd.	18,972	350,881
OPC Energy Ltd. (b)	20,175	176,434
OY Nofar Energy Ltd. (b)	2,491	56,995
Partner Communications Co. Ltd.	24,825	169,034
Paz Retail & Energy Ltd.	1,806	238,606
Phoenix Financial Ltd.	62,055	1,150,728
Plus500 Ltd.	19,643	695,720
Prashkovsky Investments & Construction Ltd.	1,044	24,198
Radware Ltd. (b)	9,900	214,038
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	105,869
Reit 1 Ltd.	33,086	158,286
Retailors Ltd.	3,964	85,620
Sapiens International Corp. NV	5,908	161,374
Sella Capital Real Estate Ltd. REIT	33,394	74,990
Security Description	Shares	Value
Shapir Engineering & Industry Ltd.	29,728	$179,739
Shikun & Binui Ltd. (b)	65,885	172,504
Shufersal Ltd.	79,708	753,338
SimilarWeb Ltd. (b)	5,700	47,139
Strauss Group Ltd.	10,127	212,711
Summit Real Estate Holdings Ltd. REIT	17,675	255,560
Tadiran Group Ltd.	1,085	55,465
Tel Aviv Stock Exchange Ltd.	19,698	231,688
Teva Pharmaceutical Industries Ltd. (b)	25,290	388,489
Teva Pharmaceutical Industries Ltd. ADR (b)	279,953	4,302,878
Tower Semiconductor Ltd. (b)	32,692	1,158,030
Wix.com Ltd. (b)	14,700	2,401,686
YH Dimri Construction & Development Ltd.	2,050	166,039
ZIM Integrated Shipping Services Ltd. (a)	32,800	478,552
		58,194,117
ITALY — 1.9%
A2A SpA	416,814	1,003,523
ACEA SpA	9,789	201,436
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA (a)	37,364	757,757
Anima Holding SpA (d)	38,797	293,460
Ariston Holding NV (a)	18,227	80,921
Arnoldo Mondadori Editore SpA	41,346	95,130
Ascopiave SpA (a)	16,517	54,596
Azimut Holding SpA	30,692	858,482
Banca Generali SpA	15,423	868,065
Banca IFIS SpA	5,425	126,164
Banca Monte dei Paschi di Siena SpA	224,498	1,783,670
Banca Popolare di Sondrio SpA	95,663	1,156,078
Banco BPM SpA	341,006	3,466,561
BFF Bank SpA (d)	40,374	333,839
BPER Banca SpA	264,794	2,076,438
Brembo NV (a)	39,984	342,189
Brunello Cucinelli SpA (a)	8,975	1,030,020
Buzzi SpA	23,065	1,108,745
Carel Industries SpA (a) (d)	11,432	208,202
CIR SpA-Compagnie Industriali (b)	81,273	48,197
Coca-Cola HBC AG	57,394	2,597,349
Credito Emiliano SpA	19,269	262,141
d'Amico International Shipping SA	9,382	34,112
Danieli & C Officine Meccaniche SpA (e)	8,295	213,221
Danieli & C Officine Meccaniche SpA (a) (e)	1,537	49,494
Davide Campari-Milano NV (a)	163,813	961,904

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
De' Longhi SpA	22,713	$752,654
DiaSorin SpA	5,955	590,800
El.En. SpA (a)	10,888	107,850
Enav SpA (d)	61,168	241,732
Enel SpA	2,147,061	17,387,466
Eni SpA (a)	563,581	8,707,773
ERG SpA	12,673	240,482
Ferrari NV	33,275	14,195,986
Ferretti SpA (a)	32,899	88,832
Fila SpA	4,681	56,834
Fincantieri SpA (a) (b)	25,735	287,074
FinecoBank Banca Fineco SpA	164,543	3,255,721
Generali	250,112	8,777,272
GVS SpA (a) (b) (d)	12,903	60,367
Hera SpA	217,991	943,350
Industrie De Nora SpA (a)	9,354	63,183
Infrastrutture Wireless Italiane SpA (d)	89,424	945,673
Intercos SpA (a)	10,868	151,441
Interpump Group SpA (a)	20,120	717,870
Intesa Sanpaolo SpA	4,002,532	20,606,740
Iren SpA	140,495	357,919
Italgas SpA	132,079	946,069
Iveco Group NV	46,537	764,189
Juventus Football Club SpA (a) (b)	40,352	126,885
Leonardo SpA	106,345	5,173,611
Lottomatica Group SpA	40,968	826,168
Maire SpA	39,351	376,508
MARR SpA (a)	7,511	79,165
Mediobanca Banca di Credito Finanziario SpA	133,443	2,500,535
MFE-MediaForEurope NV Class A	50,314	182,707
MFE-MediaForEurope NV Class B (a)	8,026	40,089
Moncler SpA	61,662	3,794,336
Nexi SpA (a) (b) (d)	140,573	748,983
OVS SpA (d)	50,146	172,477
Pharmanutra SpA (a)	582	31,271
Piaggio & C SpA (a)	24,484	50,738
Pirelli & C SpA (d)	95,706	569,106
Poste Italiane SpA (d)	121,441	2,164,341
Prysmian SpA	74,749	4,110,525
RAI Way SpA (d)	21,648	135,862
Recordati Industria Chimica e Farmaceutica SpA	29,609	1,676,173
Reply SpA	5,956	974,620
Saipem SpA (a) (b)	369,291	855,938
Salvatore Ferragamo SpA (a)	11,696	78,955
Sanlorenzo SpA (a)	2,587	80,809
Sesa SpA (a)	1,926	142,468
Snam SpA	501,695	2,598,560
SOL SpA	10,860	438,152
Stoneweg European Real Estate Investment Trust	89,560	145,015
Security Description	Shares	Value
Tamburi Investment Partners SpA (a)	26,984	$214,704
Technogym SpA (d)	31,825	410,621
Technoprobe SpA (a) (b)	43,456	271,687
Telecom Italia SpA (b)	2,630,363	887,631
Terna - Rete Elettrica Nazionale	374,384	3,379,970
UniCredit SpA	368,593	20,668,863
Unipol Assicurazioni SpA	94,700	1,514,409
Webuild SpA	134,316	462,049
Wiit SpA (a)	1,415	21,638
Zignago Vetro SpA (a)	8,068	76,159
		156,240,699
IVORY COAST — 0.0% (f)
Endeavour Mining PLC	48,324	1,138,540
JAPAN — 15.0%
77 Bank Ltd.	13,700	440,844
ABC-Mart, Inc.	22,900	428,538
Acom Co. Ltd.	105,300	270,313
Activia Properties, Inc. REIT	155	352,283
Adastria Co. Ltd. (a)	7,500	143,533
ADEKA Corp.	16,800	304,279
Advance Residence Investment Corp. REIT	646	617,678
Advantest Corp.	205,700	9,196,970
Aeon Co. Ltd.	174,000	4,377,038
Aeon Delight Co. Ltd. (a)	3,300	119,371
AEON Financial Service Co. Ltd.	30,600	273,182
Aeon Hokkaido Corp.	11,100	63,141
Aeon Mall Co. Ltd. (a)	21,600	338,506
AEON REIT Investment Corp.	419	347,290
AGC, Inc.	49,700	1,517,557
Ai Holdings Corp.	7,300	101,666
Aica Kogyo Co. Ltd.	11,900	262,766
Aichi Corp. (a)	11,000	93,607
Aichi Financial Group, Inc. (a)	8,900	171,733
Aiful Corp.	60,800	142,102
Ain Holdings, Inc.	5,700	192,835
Air Water, Inc.	49,000	621,612
Aisan Industry Co. Ltd. (a)	7,500	106,135
Aisin Corp.	139,000	1,522,851
Ajinomoto Co., Inc.	249,800	4,960,350
Alfresa Holdings Corp.	41,200	584,942
Alpen Co. Ltd. (a)	6,500	103,893
Alps Alpine Co. Ltd. (a)	43,200	443,355
Amada Co. Ltd. (a)	81,600	797,142
Amano Corp. (a)	12,100	324,358
ANA Holdings, Inc. (a)	42,600	788,708
Anritsu Corp. (a)	27,500	249,276
Anycolor, Inc.	3,600	78,061
AOKI Holdings, Inc.	8,500	74,312
Aoyama Trading Co. Ltd.	9,700	132,480
Aozora Bank Ltd. (a)	24,300	336,618
Appier Group, Inc.	16,500	149,773

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arata Corp.	6,200	$130,566
ARCLANDS Corp.	16,667	185,001
Arcs Co. Ltd.	8,800	171,209
ARE Holdings, Inc.	15,500	206,078
Argo Graphics, Inc.	2,900	101,255
Ariake Japan Co. Ltd. (a)	4,100	170,034
Artience Co. Ltd.	7,600	157,827
As One Corp.	12,000	186,839
Asahi Group Holdings Ltd.	393,000	5,036,301
Asahi Intecc Co. Ltd.	57,800	936,489
Asahi Kasei Corp.	347,400	2,442,831
Asahi Yukizai Corp.	4,800	116,967
Asics Corp.	173,900	3,699,093
ASKUL Corp.	8,400	85,880
Astellas Pharma, Inc. (a)	490,900	4,793,048
Atom Corp. (a) (b)	44,800	188,946
Autobacs Seven Co. Ltd.	12,200	123,352
Awa Bank Ltd.	4,900	94,694
Axial Retailing, Inc.	14,900	96,353
Azbil Corp.	131,400	1,023,837
AZ-COM MARUWA Holdings, Inc.	12,500	103,636
Bandai Namco Holdings, Inc.	158,100	5,319,813
Bank of Nagoya Ltd.	2,200	117,367
BayCurrent, Inc.	35,600	1,547,335
Belc Co. Ltd.	2,400	109,469
Bell System24 Holdings, Inc.	7,200	60,923
Belluna Co. Ltd.	11,700	74,393
Bic Camera, Inc. (a)	20,300	213,393
BIPROGY, Inc.	22,700	702,731
BML, Inc.	3,000	60,802
Bridgestone Corp.	153,600	6,189,113
Brother Industries Ltd.	66,300	1,204,065
Bunka Shutter Co. Ltd.	10,500	132,428
C Uyemura & Co. Ltd.	2,600	175,920
Calbee, Inc. (a)	17,400	325,441
Canon Electronics, Inc. (a)	2,900	48,493
Canon Marketing Japan, Inc.	11,700	400,251
Canon, Inc. (a)	248,600	7,775,461
Capcom Co. Ltd.	93,700	2,319,620
Casio Computer Co. Ltd. (a)	44,900	367,899
Central Automotive Products Ltd.	7,800	88,360
Central Glass Co. Ltd.	4,900	106,696
Central Japan Railway Co.	209,100	4,000,404
Change Holdings, Inc. (a)	6,500	55,064
Chiba Bank Ltd. (a)	161,600	1,534,251
Chiyoda Corp. (a) (b)	30,000	67,976
Chubu Electric Power Co., Inc.	173,400	1,885,699
Chudenko Corp.	5,700	126,519
Chugai Pharmaceutical Co. Ltd.	179,200	8,234,133
Chugin Financial Group, Inc.	33,900	383,856
Chugoku Electric Power Co., Inc. (a)	89,600	516,400
Chugoku Marine Paints Ltd.	8,400	119,819
Security Description	Shares	Value
Citizen Watch Co. Ltd. (a)	50,000	$300,097
CKD Corp.	11,000	151,176
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	593,760
Colowide Co. Ltd. (a)	24,100	276,933
Comforia Residential REIT, Inc.	173	305,405
COMSYS Holdings Corp.	30,100	642,270
Concordia Financial Group Ltd.	297,900	1,983,717
Cosmo Energy Holdings Co. Ltd. (a)	15,400	664,257
Cosmos Pharmaceutical Corp.	9,200	462,157
Cover Corp. (b)	5,200	84,194
CRE Logistics REIT, Inc.	137	133,255
Create Restaurants Holdings, Inc.	31,600	276,732
Create SD Holdings Co. Ltd.	6,100	118,826
Credit Saison Co. Ltd.	35,600	848,698
CyberAgent, Inc.	125,600	958,640
Cybozu, Inc.	7,400	139,584
Dai Nippon Printing Co. Ltd.	106,800	1,525,134
Daicel Corp.	72,200	630,932
Dai-Dan Co. Ltd.	8,000	200,071
Daido Steel Co. Ltd. (a)	28,000	224,043
Daiei Kankyo Co. Ltd.	8,000	152,803
Daifuku Co. Ltd.	90,100	2,221,458
Daihen Corp.	4,100	176,414
Dai-ichi Life Holdings, Inc.	971,200	7,437,936
Daiichi Sankyo Co. Ltd.	468,600	11,192,759
Daiichikosho Co. Ltd.	19,000	219,668
Daikin Industries Ltd.	69,700	7,586,508
Daikokutenbussan Co. Ltd. (a)	2,200	97,201
Daio Paper Corp. (a)	35,500	195,752
Daiseki Co. Ltd.	10,660	267,971
Daishi Hokuetsu Financial Group, Inc.	15,600	333,468
Daito Trust Construction Co. Ltd.	15,600	1,601,061
Daiwa House Industry Co. Ltd.	148,100	4,913,078
Daiwa House REIT Investment Corp.	564	893,762
Daiwa Industries Ltd.	6,600	75,625
Daiwa Office Investment Corp. REIT	150	295,979
Daiwa Securities Group, Inc. (a)	361,800	2,443,419
Daiwa Securities Living Investments Corp. REIT	502	298,178
Daiwabo Holdings Co. Ltd.	26,200	445,900
DCM Holdings Co. Ltd.	25,500	237,831
DeNA Co. Ltd. (a)	16,900	399,342
Denka Co. Ltd. (a)	17,200	246,664
Denso Corp.	506,800	6,306,571
Dentsu Group, Inc. (a)	50,800	1,125,273
Dentsu Soken, Inc.	6,300	257,417
Dexerials Corp.	38,100	473,361

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DIC Corp.	24,100	$492,675
Digital Arts, Inc.	1,700	76,628
Digital Garage, Inc.	9,600	297,748
Dip Corp.	7,800	117,294
Disco Corp.	24,700	5,059,452
DMG Mori Co. Ltd.	32,100	628,882
Doshisha Co. Ltd.	4,900	71,835
Doutor Nichires Holdings Co. Ltd.	6,400	104,138
Dowa Holdings Co. Ltd. (a)	16,800	523,380
DTS Corp.	8,600	230,993
Duskin Co. Ltd.	11,700	285,049
DyDo Group Holdings, Inc. (a)	2,000	38,316
Eagle Industry Co. Ltd.	4,800	63,384
Earth Corp. (a)	6,200	215,263
East Japan Railway Co.	245,000	4,843,619
Ebara Corp.	123,900	1,891,504
EDION Corp. (a)	26,600	334,262
eGuarantee, Inc.	9,200	108,292
Eiken Chemical Co. Ltd. (a)	8,200	124,963
Eisai Co. Ltd.	69,600	1,943,302
Eizo Corp.	6,200	86,606
Elecom Co. Ltd.	10,000	110,915
Electric Power Development Co. Ltd. (a)	46,000	779,830
en Japan, Inc. (a)	9,200	101,508
ENEOS Holdings, Inc.	722,100	3,819,821
ES-Con Japan Ltd. (a)	18,200	124,442
Exedy Corp.	9,800	288,689
EXEO Group, Inc.	49,600	560,390
Ezaki Glico Co. Ltd.	11,100	342,781
FANUC Corp.	253,600	6,930,313
Fast Retailing Co. Ltd.	50,600	15,108,506
FCC Co. Ltd.	8,000	167,664
Ferrotec Holdings Corp.	10,200	184,370
Financial Partners Group Co. Ltd. (a)	14,500	225,115
Food & Life Cos. Ltd.	30,900	926,462
FP Corp.	10,000	188,972
Freee KK (b)	11,800	280,751
Frontier Real Estate Investment Corp. REIT	600	317,312
Fuji Co. Ltd.	12,300	179,060
Fuji Corp.	19,800	279,770
Fuji Electric Co. Ltd.	36,500	1,565,061
Fuji Kyuko Co. Ltd.	4,100	61,805
Fuji Media Holdings, Inc.	10,100	173,405
Fuji Oil Holdings, Inc. (a)	9,500	195,216
Fuji Seal International, Inc.	6,200	109,051
Fuji Soft, Inc. (a)	4,600	302,073
FUJIFILM Holdings Corp.	295,500	5,678,511
Fujikura Ltd.	68,500	2,544,523
Fujimi, Inc. (a)	11,200	142,659
Fujita Kanko, Inc.	1,700	111,209
Fujitec Co. Ltd.	16,100	641,393
Fujitsu General Ltd. (a)	15,600	289,398
Security Description	Shares	Value
Fujitsu Ltd.	469,700	$9,375,574
Fukuda Denshi Co. Ltd.	3,400	145,799
Fukuoka Financial Group, Inc.	51,000	1,361,267
Fukuoka REIT Corp.	190	188,516
Fukushima Galilei Co. Ltd.	4,800	88,777
Fukuyama Transporting Co. Ltd. (a)	4,200	102,019
Funai Soken Holdings, Inc.	9,400	145,487
Furukawa Electric Co. Ltd. (a)	16,900	573,023
Furuya Metal Co. Ltd.	3,900	70,208
Fuso Chemical Co. Ltd.	3,100	71,898
Future Corp.	8,700	101,289
Fuyo General Lease Co. Ltd. (a)	10,800	279,802
GENDA, Inc. (a) (b)	21,600	194,884
Genky DrugStores Co. Ltd.	6,600	125,281
Global One Real Estate Investment Corp. REIT	218	166,430
Glory Ltd. (a)	9,800	173,182
GLP J-Reit	1,296	1,045,731
GMO Financial Holdings, Inc.	5,300	27,350
GMO internet group, Inc.	14,300	295,142
GMO Payment Gateway, Inc.	10,900	581,722
GNI Group Ltd. (a) (b)	10,100	142,705
Goldcrest Co. Ltd. (a)	3,600	74,973
Goldwin, Inc. (a)	4,400	243,682
GREE Holdings, Inc. (a)	15,200	59,949
GS Yuasa Corp. (a)	17,400	279,633
GungHo Online Entertainment, Inc.	10,100	198,096
Gunma Bank Ltd.	90,700	758,834
Gunze Ltd.	6,400	113,075
H.U. Group Holdings, Inc. (a)	13,300	244,828
H2O Retailing Corp.	28,600	435,662
Hachijuni Bank Ltd.	91,100	652,453
Hakuhodo DY Holdings, Inc. (a)	49,800	362,439
Hakuto Co. Ltd. (a)	3,100	85,675
Halows Co. Ltd.	1,500	42,874
Hamakyorex Co. Ltd.	8,800	75,975
Hamamatsu Photonics KK	89,600	876,091
Hankyu Hanshin Holdings, Inc. (a)	64,700	1,746,140
Hankyu Hanshin REIT, Inc.	144	143,737
Hanwa Co. Ltd. (a)	7,600	249,822
Harmonic Drive Systems, Inc. (a)	18,400	392,727
Haseko Corp. (a)	58,200	768,518
Hazama Ando Corp.	38,400	351,917
Heiwa Corp. (a)	14,200	223,401
Heiwa Real Estate Co. Ltd.	6,700	211,484
Heiwa Real Estate REIT, Inc.	267	226,159
Heiwado Co. Ltd.	6,200	105,511
Hiday Hidaka Corp.	6,100	112,798
Hikari Tsushin, Inc. (a)	4,600	1,190,806
Hino Motors Ltd. (b)	62,100	175,781
Hioki EE Corp. (a)	2,100	99,267

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hirogin Holdings, Inc. (a)	60,900	$499,434
Hirose Electric Co. Ltd.	7,000	813,279
HIS Co. Ltd. (a)	9,300	89,184
Hisamitsu Pharmaceutical Co., Inc. (a)	12,200	331,565
Hitachi Construction Machinery Co. Ltd. (a)	28,600	764,338
Hitachi Ltd.	1,225,200	28,853,531
Hogy Medical Co. Ltd. (a)	6,600	212,583
Hokkaido Electric Power Co., Inc.	39,100	199,672
Hokkoku Financial Holdings, Inc. (a)	3,200	127,161
Hokuetsu Corp. (a)	24,400	200,935
Hokuhoku Financial Group, Inc.	26,100	454,095
Hokuriku Electric Power Co.	36,300	202,580
Honda Motor Co. Ltd.	1,184,800	10,754,198
Horiba Ltd.	8,200	552,094
Hoshino Resorts REIT, Inc.	132	179,137
Hoshizaki Corp.	30,400	1,180,283
Hosiden Corp.	7,100	94,988
House Foods Group, Inc.	13,400	244,249
Hoya Corp.	91,900	10,402,897
Hulic Co. Ltd. (a)	132,200	1,272,834
Hulic Reit, Inc.	309	296,221
Hyakugo Bank Ltd. (a)	58,100	289,629
Ibiden Co. Ltd. (a)	36,300	982,134
Ichibanya Co. Ltd. (a)	20,500	127,017
Ichigo Office REIT Investment Corp.	183	103,958
Ichigo, Inc.	57,100	148,152
Idec Corp.	6,100	100,049
Idemitsu Kosan Co. Ltd.	253,885	1,801,206
IDOM, Inc.	21,200	171,078
IHI Corp. (a)	36,900	2,582,957
Iida Group Holdings Co. Ltd. (a)	35,800	547,794
Iino Kaiun Kaisha Ltd. (a)	16,300	109,244
Inaba Denki Sangyo Co. Ltd.	12,200	311,834
Inabata & Co. Ltd.	10,200	216,937
Industrial & Infrastructure Fund Investment Corp. REIT	541	420,599
Infomart Corp.	36,200	86,466
INFRONEER Holdings, Inc. (a)	48,680	394,425
Inpex Corp.	239,900	3,337,617
Insource Co. Ltd.	6,400	34,800
Internet Initiative Japan, Inc.	29,200	509,271
Invincible Investment Corp. REIT	2,035	860,097
Ise Chemicals Corp. (a)	800	121,973
Isetan Mitsukoshi Holdings Ltd. (a)	91,000	1,323,648
Isuzu Motors Ltd.	161,300	2,199,891
Ito En Ltd.	11,400	243,836
ITOCHU Corp. (a)	316,100	14,718,452
Itochu Enex Co. Ltd.	11,400	122,594
Security Description	Shares	Value
Itochu-Shokuhin Co. Ltd.	800	$40,529
Itoham Yonekyu Holdings, Inc. (a)	4,500	126,142
Itoki Corp.	8,700	96,012
Iwatani Corp.	65,900	663,428
Iyogin Holdings, Inc.	62,600	746,411
Izumi Co. Ltd.	7,000	148,325
J Front Retailing Co. Ltd. (a)	71,300	888,025
JAC Recruitment Co. Ltd.	33,200	179,986
Jaccs Co. Ltd. (a)	6,000	158,033
JAFCO Group Co. Ltd. (a)	10,800	150,789
Japan Airlines Co. Ltd.	38,500	661,464
Japan Airport Terminal Co. Ltd. (a)	19,900	550,290
Japan Aviation Electronics Industry Ltd.	11,800	207,430
Japan Elevator Service Holdings Co. Ltd.	23,300	429,790
Japan Excellent, Inc. REIT	252	215,302
Japan Exchange Group, Inc.	258,600	2,669,241
Japan Hotel REIT Investment Corp.	1,357	658,940
Japan Lifeline Co. Ltd.	15,700	160,881
Japan Logistics Fund, Inc. REIT	690	424,961
Japan Material Co. Ltd. (a)	14,200	116,835
Japan Metropolitan Fund Invest REIT	2,009	1,285,367
Japan Petroleum Exploration Co. Ltd.	33,500	261,726
Japan Post Bank Co. Ltd.	389,600	3,967,738
Japan Post Holdings Co. Ltd.	516,500	5,194,746
Japan Post Insurance Co. Ltd.	56,600	1,156,977
Japan Prime Realty Investment Corp. REIT	210	478,126
Japan Pulp & Paper Co. Ltd.	20,000	80,951
Japan Real Estate Investment Corp. REIT	1,740	1,250,466
Japan Securities Finance Co. Ltd.	22,000	265,147
Japan Steel Works Ltd. (a)	16,400	584,944
Japan Tobacco, Inc.	317,100	8,742,077
Japan Wool Textile Co. Ltd.	10,200	106,326
JCU Corp.	3,500	76,208
Jeol Ltd.	13,800	428,875
JFE Holdings, Inc. (a)	155,700	1,917,204
JGC Holdings Corp.	50,900	402,545
JINS Holdings, Inc.	4,500	209,507
JMDC, Inc. (a)	6,900	128,311
Joyful Honda Co. Ltd.	11,600	155,763
JTEKT Corp.	54,900	417,019
Juroku Financial Group, Inc.	8,300	271,035
Justsystems Corp.	7,200	163,017
JVCKenwood Corp.	33,700	285,002
K&O Energy Group, Inc.	3,000	60,299
Kadokawa Corp. (a)	21,100	506,027
Kaga Electronics Co. Ltd. (a)	9,900	179,017

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kagome Co. Ltd.	16,300	$320,606
Kajima Corp. (a)	113,000	2,318,418
Kakaku.com, Inc.	33,200	476,935
Kaken Pharmaceutical Co. Ltd.	5,700	171,409
Kameda Seika Co. Ltd. (a)	1,600	41,843
Kamigumi Co. Ltd.	20,200	474,174
Kanadevia Corp. (a)	36,800	227,342
Kanamoto Co. Ltd.	4,700	102,359
Kandenko Co. Ltd.	27,300	493,075
Kaneka Corp.	10,500	268,924
Kanematsu Corp.	18,500	313,423
Kansai Electric Power Co., Inc.	250,800	2,985,457
Kansai Paint Co. Ltd. (a)	41,500	595,051
Kao Corp.	125,100	5,431,464
Kasumigaseki Capital Co. Ltd. (a)	1,400	121,013
Katitas Co. Ltd. (a)	9,300	123,578
Kato Sangyo Co. Ltd.	4,900	162,156
Kawasaki Heavy Industries Ltd. (a)	40,400	2,445,884
Kawasaki Kisen Kaisha Ltd. (a)	104,700	1,427,406
KDDI Corp.	815,600	12,921,705
KDX Realty Investment Corp. REIT	1,155	1,142,281
KeePer Technical Laboratory Co. Ltd. (a)	4,900	124,243
Keihan Holdings Co. Ltd.	22,600	493,438
Keihanshin Building Co. Ltd.	6,200	56,705
Keikyu Corp. (a)	53,300	539,477
Keio Corp. (a)	32,900	843,928
Keisei Electric Railway Co. Ltd. (a)	103,200	935,218
Keiyo Bank Ltd.	20,200	122,363
Kewpie Corp.	26,400	515,983
Keyence Corp.	51,700	20,390,125
KH Neochem Co. Ltd.	5,100	86,313
Kikkoman Corp. (a)	184,700	1,787,103
Kinden Corp.	36,700	825,449
Kintetsu Group Holdings Co. Ltd.	53,600	1,148,490
Kirin Holdings Co. Ltd.	202,900	2,819,875
Kissei Pharmaceutical Co. Ltd.	5,900	152,762
Kitz Corp.	13,700	107,069
Kiyo Bank Ltd. (a)	12,500	194,538
Kobayashi Pharmaceutical Co. Ltd. (a)	10,400	395,171
Kobe Bussan Co. Ltd.	43,600	1,018,168
Kobe Steel Ltd. (a)	100,200	1,166,511
Koei Tecmo Holdings Co. Ltd. (a)	25,320	334,185
Kohnan Shoji Co. Ltd.	5,100	128,120
Koito Manufacturing Co. Ltd. (a)	58,000	717,531
Kokusai Electric Corp. (a)	43,700	725,464
Security Description	Shares	Value
Kokuyo Co. Ltd.	18,800	$360,531
Komatsu Ltd.	238,700	7,010,916
KOMEDA Holdings Co. Ltd.	10,000	192,215
Komeri Co. Ltd.	7,500	148,865
Konami Group Corp.	27,000	3,197,816
Konica Minolta, Inc. (b)	110,200	373,568
Konishi Co. Ltd. (a)	10,400	82,099
Konoike Transport Co. Ltd.	4,700	84,849
Kose Corp.	10,800	449,535
Koshidaka Holdings Co. Ltd. (a)	10,700	76,143
Kotobuki Spirits Co. Ltd. (a)	22,000	359,152
Krosaki Harima Corp.	4,000	69,255
K's Holdings Corp. (a)	30,200	275,595
Kubota Corp.	265,800	3,294,481
Kumagai Gumi Co. Ltd.	7,000	189,539
Kumiai Chemical Industry Co. Ltd.	12,100	67,299
Kura Sushi, Inc. (a)	4,700	99,511
Kuraray Co. Ltd.	81,100	1,002,359
Kureha Corp. (a)	7,200	133,111
Kurita Water Industries Ltd.	29,700	921,364
Kusuri No. Aoki Holdings Co. Ltd.	9,000	204,292
KYB Corp.	8,200	162,126
Kyocera Corp.	347,900	3,941,366
Kyoei Steel Ltd.	3,100	39,278
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	92,491
Kyorin Pharmaceutical Co. Ltd. (a)	12,000	121,139
Kyoritsu Maintenance Co. Ltd. (a)	16,700	349,810
Kyoto Financial Group, Inc. (a)	55,200	850,164
Kyowa Kirin Co. Ltd.	64,300	941,389
Kyudenko Corp.	9,800	317,163
Kyushu Electric Power Co., Inc.	120,300	1,053,839
Kyushu Financial Group, Inc.	103,400	516,296
Kyushu Railway Co. (a)	41,300	1,011,529
LaSalle Logiport REIT	496	462,203
Lasertec Corp.	21,000	1,810,389
Leopalace21 Corp. (a)	38,400	150,804
Life Corp.	9,200	119,285
Lifenet Insurance Co. (a) (b)	23,500	275,083
Lintec Corp.	8,700	161,712
Lion Corp.	77,900	923,350
Lixil Corp. (a)	88,400	1,025,507
LY Corp.	752,200	2,554,732
M&A Capital Partners Co. Ltd. (a)	3,100	58,264
M&A Research Institute Holdings, Inc. (a) (b)	15,300	118,685
M3, Inc. (a)	113,800	1,303,899
Mabuchi Motor Co. Ltd.	20,200	310,343
Macnica Holdings, Inc.	31,200	405,075
Maeda Kosen Co. Ltd.	11,400	145,894

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Makino Milling Machine Co. Ltd.	7,000	$550,963
Makita Corp.	64,200	2,133,570
Mani, Inc. (a)	16,200	142,436
Marubeni Corp.	382,600	6,156,063
Maruha Nichiro Corp.	9,200	201,155
Marui Group Co. Ltd. (a)	39,800	725,861
Maruichi Steel Tube Ltd.	12,700	283,696
Maruwa Co. Ltd. (a)	2,500	518,791
Maruzen Showa Unyu Co. Ltd.	2,600	104,942
Matsuda Sangyo Co. Ltd.	1,700	39,696
Matsui Securities Co. Ltd. (a)	30,700	157,196
MatsukiyoCocokara & Co.	93,620	1,468,998
Matsuyafoods Holdings Co. Ltd. (a)	2,200	87,679
Max Co. Ltd.	6,000	171,048
Maxell Ltd.	6,800	83,437
Maxvalu Tokai Co. Ltd.	1,400	28,198
Mazda Motor Corp. (a)	171,000	1,097,412
McDonald's Holdings Co. Japan Ltd. (a)	24,900	952,823
MCJ Co. Ltd.	15,000	136,844
Mebuki Financial Group, Inc.	236,000	1,161,826
Medipal Holdings Corp.	49,200	769,958
Medley, Inc. (a) (b)	4,300	87,336
Megachips Corp.	1,800	53,246
Megmilk Snow Brand Co. Ltd.	9,900	169,906
Meidensha Corp.	7,900	231,117
MEIJI Holdings Co. Ltd.	65,200	1,417,012
Meiko Electronics Co. Ltd.	4,700	218,195
MEITEC Group Holdings, Inc.	15,900	311,336
Menicon Co. Ltd.	11,500	96,442
Mercari, Inc. (b)	37,800	601,260
Metaplanet, Inc. (a) (b)	59,000	167,088
METAWATER Co. Ltd.	4,200	54,215
Micronics Japan Co. Ltd. (a)	8,600	205,314
Milbon Co. Ltd.	6,100	122,148
Minebea Mitsumi, Inc.	100,400	1,471,913
Mirai Corp. REIT	431	122,681
Mirai Industry Co. Ltd. (a)	2,000	50,264
Mirait One Corp.	19,000	278,027
MISUMI Group, Inc.	80,000	1,335,582
Mitani Sekisan Co. Ltd.	4,200	181,861
Mitsubishi Chemical Group Corp.	363,500	1,801,634
Mitsubishi Corp.	911,600	16,142,509
Mitsubishi Electric Corp.	502,100	9,287,727
Mitsubishi Estate Co. Ltd.	290,400	4,761,142
Mitsubishi Estate Logistics REIT Investment Corp.	348	267,625
Mitsubishi Gas Chemical Co., Inc. (a)	40,500	634,662
Mitsubishi HC Capital, Inc. (a)	252,230	1,714,356
Mitsubishi Heavy Industries Ltd.	846,900	14,588,075
Mitsubishi Logisnext Co. Ltd. (a)	7,200	103,361
Security Description	Shares	Value
Mitsubishi Logistics Corp. (a)	60,500	$394,137
Mitsubishi Materials Corp. (a)	33,200	546,300
Mitsubishi Motors Corp. (a)	208,900	577,743
Mitsubishi Pencil Co. Ltd.	5,800	98,696
Mitsubishi Research Institute, Inc.	1,100	34,727
Mitsubishi Shokuhin Co. Ltd.	3,700	121,933
Mitsubishi UFJ Financial Group, Inc.	3,029,400	41,426,561
Mitsuboshi Belting Ltd. (a)	4,200	105,514
Mitsui & Co. Ltd.	666,300	12,599,702
Mitsui Chemicals, Inc.	52,000	1,171,468
Mitsui DM Sugar Holdings Co. Ltd.	2,500	56,590
Mitsui E&S Co. Ltd. (a)	21,500	240,326
Mitsui Fudosan Co. Ltd.	697,700	6,266,757
Mitsui Fudosan Logistics Park, Inc. REIT	944	650,418
Mitsui High-Tec, Inc. (a)	21,500	100,600
Mitsui Mining & Smelting Co. Ltd.	17,200	505,365
Mitsui OSK Lines Ltd. (a)	94,300	3,293,141
Mitsui-Soko Holdings Co. Ltd. (a)	7,100	379,200
Mitsuuroko Group Holdings Co. Ltd.	3,800	45,805
Miura Co. Ltd.	26,400	526,867
MIXI, Inc.	7,200	160,025
Mizuho Financial Group, Inc.	637,420	17,545,810
Mizuho Leasing Co. Ltd.	29,500	206,671
Mizuno Corp.	10,200	177,888
Mochida Pharmaceutical Co. Ltd.	3,500	74,817
Modec, Inc.	12,500	348,048
Monex Group, Inc. (a)	37,700	180,854
Money Forward, Inc. (b)	10,300	277,854
Monogatari Corp.	8,200	186,200
MonotaRO Co. Ltd.	71,200	1,334,071
Mori Hills REIT Investment Corp.	383	343,340
Mori Trust Reit, Inc.	646	269,158
Morinaga & Co. Ltd.	14,600	244,859
Morinaga Milk Industry Co. Ltd.	16,600	345,982
Morita Holdings Corp.	4,400	61,559
MOS Food Services, Inc. (a)	5,200	127,539
MS&AD Insurance Group Holdings, Inc.	344,800	7,521,220
Murata Manufacturing Co. Ltd.	440,900	6,821,324
Musashi Seimitsu Industry Co. Ltd. (a)	10,800	181,428
Musashino Bank Ltd. (a)	4,100	90,487
Nabtesco Corp. (a)	33,400	520,595
Nachi-Fujikoshi Corp. (a)	2,300	52,938
Nagase & Co. Ltd.	20,100	358,659
Nagawa Co. Ltd. (a)	1,600	64,474
Nagoya Railroad Co. Ltd. (a)	57,400	670,619

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nakanishi, Inc.	13,100	$188,907
Namura Shipbuilding Co. Ltd. (a)	10,000	155,646
Nankai Electric Railway Co. Ltd.	23,200	381,201
Nanto Bank Ltd.	5,600	149,473
NEC Corp.	332,500	7,103,803
Nexon Co. Ltd.	93,800	1,288,583
Nextage Co. Ltd.	8,200	83,358
NGK Insulators Ltd.	57,400	709,352
NH Foods Ltd. (a)	25,900	868,306
NHK Spring Co. Ltd. (a)	58,100	630,753
Nichias Corp.	12,200	379,680
Nichicon Corp. (a)	9,900	81,427
Nichiden Corp. (a)	3,800	73,872
Nichiha Corp.	5,200	103,896
Nichirei Corp.	57,200	678,604
NIDEC Corp.	227,000	3,821,041
Nifco, Inc.	19,100	460,390
Nihon Kohden Corp. (a)	51,700	697,919
Nihon M&A Center Holdings, Inc. (a)	67,400	262,023
Nihon Parkerizing Co. Ltd.	18,600	148,316
Nikkon Holdings Co. Ltd. (a)	22,800	411,088
Nikon Corp. (a)	68,900	686,321
Nintendo Co. Ltd.	291,400	19,868,311
Nippn Corp.	12,600	183,068
Nippon Accommodations Fund, Inc. REIT	610	444,412
Nippon Building Fund, Inc. REIT	1,996	1,700,484
Nippon Densetsu Kogyo Co. Ltd. (a)	7,600	107,210
Nippon Electric Glass Co. Ltd.	19,600	458,807
Nippon Express Holdings, Inc.	60,900	1,112,621
Nippon Gas Co. Ltd.	22,400	335,146
Nippon Kanzai Holdings Co. Ltd.	4,000	71,208
Nippon Kayaku Co. Ltd.	46,400	439,409
Nippon Light Metal Holdings Co. Ltd.	14,500	148,137
Nippon Paint Holdings Co. Ltd.	252,600	1,902,620
Nippon Paper Industries Co. Ltd. (a)	26,300	177,292
Nippon Prologis REIT, Inc.	634	981,378
NIPPON REIT Investment Corp.	388	215,051
Nippon Road Co. Ltd.	6,000	76,222
Nippon Sanso Holdings Corp. (a)	47,700	1,451,313
Nippon Shinyaku Co. Ltd.	12,100	309,625
Nippon Shokubai Co. Ltd. (a)	25,600	299,077
Nippon Soda Co. Ltd. (a)	9,400	183,203
Nippon Steel Corp.	255,300	5,480,134
Nippon Telegraph & Telephone Corp.	7,998,200	7,753,293
Security Description	Shares	Value
Nippon Television Holdings, Inc.	11,400	$234,847
Nippon Yusen KK (a)	118,500	3,927,984
Nipro Corp. (a)	33,100	301,371
Nishimatsu Construction Co. Ltd. (a)	7,700	248,789
Nishimatsuya Chain Co. Ltd.	9,000	120,370
Nishi-Nippon Financial Holdings, Inc.	26,800	379,896
Nishi-Nippon Railroad Co. Ltd. (a)	15,700	226,258
Nishio Holdings Co. Ltd.	2,900	81,685
Nissan Chemical Corp.	34,800	1,039,224
Nissan Motor Co. Ltd. (a) (b)	612,300	1,575,076
Nissan Shatai Co. Ltd. (a)	13,600	94,524
Nissha Co. Ltd.	8,200	75,326
Nisshin Oillio Group Ltd.	5,500	177,749
Nisshin Seifun Group, Inc.	50,700	587,267
Nisshinbo Holdings, Inc. (a)	27,200	166,677
Nissin Foods Holdings Co. Ltd. (a)	55,500	1,136,184
Nissui Corp. (a)	64,900	392,450
Niterra Co. Ltd. (a)	42,400	1,297,320
Nitori Holdings Co. Ltd. (a)	20,900	2,050,996
Nitta Corp. (a)	3,000	75,483
Nittetsu Mining Co. Ltd. (a)	1,600	70,815
Nitto Boseki Co. Ltd. (a)	6,800	193,321
Nitto Denko Corp.	191,300	3,549,040
Nitto Kogyo Corp.	5,500	114,806
Noevir Holdings Co. Ltd.	3,500	100,344
NOF Corp.	61,100	832,862
Nohmi Bosai Ltd.	4,800	102,980
Nojima Corp.	14,200	240,883
NOK Corp. (a)	19,500	287,841
Nomura Co. Ltd.	11,200	68,372
Nomura Holdings, Inc.	814,300	5,032,749
Nomura Micro Science Co. Ltd. (a)	5,600	90,767
Nomura Real Estate Holdings, Inc.	147,200	861,579
Nomura Real Estate Master Fund, Inc. REIT	997	951,782
Nomura Research Institute Ltd.	101,700	3,320,536
Noritake Co. Ltd.	6,600	155,800
Noritsu Koki Co. Ltd.	4,200	133,441
Noritz Corp.	6,800	80,347
North Pacific Bank Ltd. (a)	112,200	393,654
NS Solutions Corp. (a)	20,400	525,467
NS United Kaiun Kaisha Ltd.	1,400	37,730
NSD Co. Ltd.	16,000	359,493
NSK Ltd. (a)	129,700	556,622
NTN Corp. (a)	90,000	147,170
NTT Data Group Corp.	165,000	2,997,977
NTT UD REIT Investment Corp. (a)	365	324,141
Nxera Pharma Co. Ltd. (a) (b)	13,900	84,801

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Obara Group, Inc.	1,300	$28,581
Obayashi Corp.	175,100	2,342,923
OBIC Business Consultants Co. Ltd.	6,800	332,798
Obic Co. Ltd.	85,400	2,469,749
Odakyu Electric Railway Co. Ltd. (a)	93,300	925,240
Ogaki Kyoritsu Bank Ltd.	8,200	131,550
Ohsho Food Service Corp.	5,700	122,891
Oiles Corp.	4,900	74,278
Oji Holdings Corp. (a)	250,300	1,052,391
Okamoto Industries, Inc.	1,900	64,482
Okamura Corp.	11,300	149,447
Okasan Securities Group, Inc.	44,000	196,927
Oki Electric Industry Co. Ltd. (a)	29,500	195,454
Okinawa Cellular Telephone Co.	4,800	137,321
OKUMA Corp. (a)	11,000	253,823
Okumura Corp.	6,300	179,617
Olympus Corp.	302,600	3,973,173
Omron Corp. (a)	49,100	1,390,593
Ono Pharmaceutical Co. Ltd. (a)	108,700	1,172,984
Onward Holdings Co. Ltd.	36,300	132,022
Open House Group Co. Ltd. (a)	18,700	699,167
Open Up Group, Inc.	10,803	137,108
Optorun Co. Ltd. (a)	5,700	58,664
Oracle Corp. Japan	10,200	1,076,609
Organo Corp. (a)	6,000	258,962
Orient Corp. (a)	17,800	94,770
Oriental Land Co. Ltd. (a)	290,600	5,748,087
ORIX Corp.	309,700	6,485,654
Orix JREIT, Inc.	777	916,671
Osaka Gas Co. Ltd.	94,400	2,142,445
Osaka Soda Co. Ltd. (a)	17,000	186,218
Osaka Steel Co. Ltd.	3,400	65,188
OSG Corp.	18,600	203,880
Otsuka Corp.	62,700	1,361,628
Otsuka Holdings Co. Ltd.	119,800	6,261,563
Pacific Industrial Co. Ltd. (a)	8,700	80,752
PAL GROUP Holdings Co. Ltd.	8,800	178,869
PALTAC Corp.	6,400	171,014
Pan Pacific International Holdings Corp.	101,700	2,801,938
Panasonic Holdings Corp.	625,700	7,486,748
Paramount Bed Holdings Co. Ltd. (a)	10,400	173,531
Park24 Co. Ltd.	29,600	410,007
Pasona Group, Inc.	4,800	69,559
Penta-Ocean Construction Co. Ltd. (a)	65,800	314,783
PeptiDream, Inc. (a) (b)	25,000	366,995
Persol Holdings Co. Ltd.	422,000	705,254
PHC Holdings Corp. (a)	12,900	88,627
Pigeon Corp.	24,000	295,810
Security Description	Shares	Value
PILLAR Corp. (a)	9,400	$211,256
Pilot Corp. (a)	5,300	147,514
Piolax, Inc. (a)	4,300	68,935
PKSHA Technology, Inc. (a) (b)	3,100	61,744
Plus Alpha Consulting Co. Ltd.	8,100	75,374
Pola Orbis Holdings, Inc.	19,800	168,947
Prestige International, Inc.	14,500	64,397
Prima Meat Packers Ltd.	3,400	50,616
Raito Kogyo Co. Ltd.	9,300	154,342
Raiznext Corp.	6,900	70,172
Rakus Co. Ltd.	21,500	290,729
Rakuten Bank Ltd. (b)	28,200	1,229,950
Rakuten Group, Inc. (b)	397,300	2,286,155
Recruit Holdings Co. Ltd.	370,600	19,259,021
Relo Group, Inc. (a)	20,900	260,906
Renesas Electronics Corp.	452,200	6,083,452
Rengo Co. Ltd.	42,800	227,847
Resona Holdings, Inc. (a)	561,402	4,916,804
Resonac Holdings Corp.	46,400	930,203
Resorttrust, Inc.	37,800	370,190
Restar Corp.	6,000	92,432
Ricoh Co. Ltd. (a)	147,000	1,559,667
Ricoh Leasing Co. Ltd.	2,100	77,435
Rigaku Holdings Corp.	30,600	194,871
Riken Keiki Co. Ltd.	7,400	128,072
Riken Vitamin Co. Ltd.	4,400	71,339
Rinnai Corp.	23,700	549,123
Riso Kagaku Corp.	5,800	48,495
Rohm Co. Ltd. (a)	100,700	975,853
Rohto Pharmaceutical Co. Ltd.	55,200	829,035
Roland Corp.	4,400	111,277
Rorze Corp.	23,000	220,316
Round One Corp.	53,700	354,213
Royal Holdings Co. Ltd.	7,900	135,174
RS Technologies Co. Ltd.	1,600	31,281
Ryohin Keikaku Co. Ltd.	69,900	1,915,309
Ryoyo Ryosan Holdings, Inc. (a)	8,596	141,157
S Foods, Inc.	11,800	196,576
Saizeriya Co. Ltd. (a)	7,500	215,943
Sakai Moving Service Co. Ltd.	4,900	82,101
Sakata INX Corp. (a)	6,900	89,092
Sakata Seed Corp.	6,100	137,793
Sakura Internet, Inc. (a)	3,900	97,616
Samty Residential Investment Corp. REIT	129	80,402
San-A Co. Ltd.	9,000	189,785
San-Ai Obbli Co. Ltd.	10,800	124,886
Sangetsu Corp.	11,700	227,694
San-In Godo Bank Ltd.	28,800	252,892
Sanken Electric Co. Ltd. (b)	8,100	370,943
Sanki Engineering Co. Ltd.	7,100	161,327
Sankyo Co. Ltd.	44,000	644,909
Sankyu, Inc.	11,300	465,787
Sanrio Co. Ltd. (a)	49,000	2,273,837

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sansan, Inc. (b)	13,800	$178,888
Santen Pharmaceutical Co. Ltd.	94,800	905,594
Sanwa Holdings Corp.	47,600	1,532,052
Sanyo Chemical Industries Ltd. (a)	1,300	33,987
Sanyo Denki Co. Ltd.	2,000	126,158
Sapporo Holdings Ltd.	15,400	789,007
Sawai Group Holdings Co. Ltd. (a)	27,300	364,570
SBI Holdings, Inc.	71,900	1,947,353
SBI Sumishin Net Bank Ltd. (a)	16,400	452,372
SBS Holdings, Inc.	3,300	62,690
SCREEN Holdings Co. Ltd. (a)	22,300	1,459,263
SCSK Corp.	45,200	1,121,054
Secom Co. Ltd.	114,400	3,908,085
Sega Sammy Holdings, Inc.	39,400	763,054
Seibu Holdings, Inc. (a)	64,500	1,433,848
Seiko Epson Corp. (a)	81,800	1,314,424
Seiko Group Corp.	6,900	192,642
Seino Holdings Co. Ltd. (a)	26,300	406,814
Seiren Co. Ltd.	9,100	149,716
Sekisui Chemical Co. Ltd.	99,800	1,707,293
Sekisui House Ltd.	158,600	3,560,486
Sekisui House Reit, Inc.	1,449	772,972
Senko Group Holdings Co. Ltd.	36,600	369,963
Senshu Electric Co. Ltd.	2,700	78,617
Senshu Ikeda Holdings, Inc.	48,600	143,137
Septeni Holdings Co. Ltd. (a)	11,000	26,729
Seria Co. Ltd.	9,800	163,145
Seven & i Holdings Co. Ltd.	595,400	8,647,870
Seven Bank Ltd. (a)	148,600	279,811
SG Holdings Co. Ltd.	82,900	829,241
Sharp Corp. (a) (b)	71,800	455,267
Shibaura Machine Co. Ltd. (a)	3,800	91,928
Shibaura Mechatronics Corp. (a)	2,100	100,808
Shibuya Corp.	3,500	75,641
SHIFT, Inc. (b)	46,500	362,606
Shiga Bank Ltd. (a)	9,000	320,335
Shikoku Electric Power Co., Inc. (a)	37,700	292,456
Shikoku Kasei Holdings Corp.	6,600	81,717
Shimadzu Corp.	66,700	1,671,089
Shimamura Co. Ltd.	11,700	672,600
Shimano, Inc.	20,500	2,887,128
Shimizu Corp. (a)	150,300	1,341,770
Shin Nippon Air Technologies Co. Ltd. (a)	5,200	61,367
Shinagawa Refractories Co. Ltd. (a)	5,900	67,447
Shin-Etsu Chemical Co. Ltd.	476,800	13,646,500
Shin-Etsu Polymer Co. Ltd.	10,100	102,094
Shinmaywa Industries Ltd.	11,300	107,143
Shinnihon Corp.	5,800	61,228
Security Description	Shares	Value
Shionogi & Co. Ltd.	205,800	$3,115,840
Ship Healthcare Holdings, Inc.	27,700	371,846
Shiseido Co. Ltd.	108,500	2,063,886
Shizuoka Financial Group, Inc.	115,800	1,269,799
Shizuoka Gas Co. Ltd.	8,100	61,191
SHO-BOND Holdings Co. Ltd.	8,600	275,714
Shochiku Co. Ltd. (a)	2,800	230,922
Shoei Co. Ltd.	11,000	125,563
Showa Sangyo Co. Ltd.	4,800	91,191
Simplex Holdings, Inc. (a)	6,800	128,402
Sinfonia Technology Co. Ltd.	4,500	182,558
Sinko Industries Ltd.	12,300	99,767
SKY Perfect JSAT Holdings, Inc. (a)	57,700	458,844
Skylark Holdings Co. Ltd.	68,200	1,370,669
SMC Corp.	15,400	5,527,377
SMS Co. Ltd.	15,100	114,085
Socionext, Inc. (a)	54,900	668,638
SoftBank Corp.	7,521,100	10,523,321
SoftBank Group Corp.	252,500	12,954,214
Sohgo Security Services Co. Ltd.	87,800	662,441
Sojitz Corp. (a)	59,420	1,313,571
Sompo Holdings, Inc.	237,300	7,247,809
Sony Group Corp.	1,625,000	41,241,088
SOSiLA Logistics REIT, Inc.	112	81,331
Sotetsu Holdings, Inc.	18,600	273,257
Square Enix Holdings Co. Ltd. (a)	20,700	964,440
Stanley Electric Co. Ltd. (a)	33,400	631,897
Star Asia Investment Corp. REIT	480	173,388
Star Micronics Co. Ltd.	8,200	106,905
Starts Corp., Inc.	6,800	179,292
Subaru Corp. (a)	161,400	2,899,235
Sugi Holdings Co. Ltd.	23,600	443,731
SUMCO Corp.	83,300	566,163
Sumitomo Bakelite Co. Ltd.	19,800	445,355
Sumitomo Chemical Co. Ltd. (a)	393,700	957,446
Sumitomo Corp.	292,600	6,696,592
Sumitomo Densetsu Co. Ltd.	3,700	121,270
Sumitomo Electric Industries Ltd.	189,400	3,170,582
Sumitomo Forestry Co. Ltd.	41,800	1,264,002
Sumitomo Heavy Industries Ltd.	33,500	688,298
Sumitomo Metal Mining Co. Ltd.	68,200	1,495,258
Sumitomo Mitsui Financial Group, Inc.	985,200	25,410,270
Sumitomo Mitsui Trust Group, Inc.	173,700	4,385,407
Sumitomo Osaka Cement Co. Ltd. (a)	7,800	188,732
Sumitomo Pharma Co. Ltd. (a) (b)	33,700	165,842

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sumitomo Realty & Development Co. Ltd. (a)	82,100	$3,094,066
Sumitomo Riko Co. Ltd.	7,900	92,698
Sumitomo Rubber Industries Ltd.	45,200	573,226
Sumitomo Warehouse Co. Ltd. (a)	10,700	198,226
Sun Corp.	4,900	238,871
Sun Frontier Fudousan Co. Ltd.	5,800	76,379
Sundrug Co. Ltd.	16,200	455,461
Suntory Beverage & Food Ltd.	38,700	1,280,620
Suruga Bank Ltd. (a)	34,300	310,801
Suzuken Co. Ltd.	19,100	632,802
Suzuki Motor Corp.	418,300	5,150,133
SWCC Corp.	9,800	411,887
Sysmex Corp.	133,100	2,548,526
Systena Corp.	63,300	153,858
T Hasegawa Co. Ltd.	6,800	128,744
T&D Holdings, Inc.	131,700	2,827,262
Tadano Ltd.	23,700	171,444
Taihei Dengyo Kaisha Ltd.	3,100	99,610
Taiheiyo Cement Corp.	28,900	758,957
Taikisha Ltd.	10,200	156,913
Taisei Corp.	44,800	2,000,118
Taiyo Holdings Co. Ltd.	8,600	278,883
Taiyo Yuden Co. Ltd. (a)	27,900	466,380
Takamatsu Construction Group Co. Ltd.	10,200	189,586
Takara Bio, Inc. (a)	7,300	40,555
Takara Holdings, Inc.	35,500	272,517
Takara Leben Real Estate Investment Corp. REIT	129	74,298
Takara Standard Co. Ltd.	13,200	155,975
Takasago International Corp.	2,900	124,092
Takasago Thermal Engineering Co. Ltd. (a)	11,600	434,477
Takashimaya Co. Ltd. (a)	83,700	682,890
Takeda Pharmaceutical Co. Ltd.	420,438	12,498,765
Takeuchi Manufacturing Co. Ltd. (a)	7,700	265,354
Takuma Co. Ltd.	13,400	165,413
Tama Home Co. Ltd.	4,400	106,661
Tamron Co. Ltd.	7,600	177,721
TBS Holdings, Inc.	7,400	214,088
TDK Corp.	517,300	5,437,143
TechMatrix Corp.	9,100	120,802
TechnoPro Holdings, Inc.	24,600	546,406
Teijin Ltd. (a)	41,100	362,593
Terumo Corp.	350,300	6,611,087
THK Co. Ltd.	33,400	821,180
TIS, Inc.	59,900	1,662,594
TKC Corp.	10,100	261,153
Toa Corp. (a)	8,000	69,961
Toagosei Co. Ltd.	18,700	177,382
Tobu Railway Co. Ltd.	53,300	912,630
Security Description	Shares	Value
Tocalo Co. Ltd.	12,500	$140,014
Toda Corp.	54,600	324,691
Toei Animation Co. Ltd.	14,600	305,234
Toei Co. Ltd. (a)	11,200	380,978
Toenec Corp.	6,000	39,044
Toho Bank Ltd.	30,200	72,543
Toho Co. Ltd.	32,000	1,594,856
Toho Gas Co. Ltd.	16,800	464,952
Toho Holdings Co. Ltd.	11,800	352,986
Tohoku Electric Power Co., Inc.	111,400	770,980
Tokai Carbon Co. Ltd. (a)	41,400	264,756
Tokai Corp.	2,300	32,218
TOKAI Holdings Corp.	21,100	138,987
Tokai Rika Co. Ltd.	11,200	168,197
Tokai Tokyo Financial Holdings, Inc. (a)	41,500	136,031
Token Corp.	1,100	95,566
Tokio Marine Holdings, Inc.	469,900	18,335,439
Tokuyama Corp. (a)	13,200	248,283
Tokyo Century Corp. (a)	32,000	314,379
Tokyo Electric Power Co. Holdings, Inc. (b)	407,200	1,175,734
Tokyo Electron Device Ltd. (a)	4,600	92,485
Tokyo Electron Ltd.	118,400	16,285,351
Tokyo Gas Co. Ltd.	93,100	2,970,480
Tokyo Kiraboshi Financial Group, Inc.	6,500	256,804
Tokyo Metro Co. Ltd. (a)	63,900	778,856
Tokyo Ohka Kogyo Co. Ltd.	28,700	603,291
Tokyo Seimitsu Co. Ltd.	12,300	668,164
Tokyo Steel Manufacturing Co. Ltd.	15,900	169,209
Tokyo Tatemono Co. Ltd.	50,600	859,337
Tokyotokeiba Co. Ltd.	3,400	99,953
Tokyu Construction Co. Ltd.	21,300	114,321
Tokyu Corp. (a)	143,100	1,615,874
Tokyu Fudosan Holdings Corp.	152,200	1,024,266
Tokyu REIT, Inc.	280	325,637
TOMONY Holdings, Inc.	28,300	102,852
Tomy Co. Ltd. (a)	20,100	468,681
Topcon Corp. (a)	24,500	535,522
TOPPAN Holdings, Inc.	65,300	1,790,496
Topre Corp.	7,000	88,790
Toray Industries, Inc.	384,100	2,632,806
Toridoll Holdings Corp. (a)	11,200	304,610
Torii Pharmaceutical Co. Ltd.	3,800	117,266
Tosei Corp.	5,700	91,992
Toshiba TEC Corp.	9,200	165,943
Tosoh Corp. (a)	67,500	931,631
Totech Corp.	5,300	86,990
Totetsu Kogyo Co. Ltd.	5,700	116,991
TOTO Ltd. (a)	40,500	1,055,726
Towa Corp. (a)	12,900	130,858
Towa Pharmaceutical Co. Ltd.	5,600	100,989
Toyo Construction Co. Ltd.	16,800	148,677

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Toyo Seikan Group Holdings Ltd.	30,200	$495,867
Toyo Suisan Kaisha Ltd.	24,100	1,430,605
Toyo Tanso Co. Ltd. (a)	3,700	97,877
Toyo Tire Corp.	28,200	519,450
Toyobo Co. Ltd. (a)	20,100	127,168
Toyoda Gosei Co. Ltd. (a)	14,700	266,644
Toyota Boshoku Corp. (a)	23,400	312,983
Toyota Industries Corp.	42,900	3,680,158
Toyota Motor Corp.	2,504,240	44,401,411
Toyota Tsusho Corp.	172,500	2,915,000
Transcosmos, Inc.	3,700	79,111
TRE Holdings Corp.	5,800	63,008
Trend Micro, Inc.	33,700	2,281,864
Tri Chemical Laboratories, Inc. (a)	5,600	97,596
Trial Holdings, Inc. (a)	8,700	127,004
Trusco Nakayama Corp.	8,700	116,029
TS Tech Co. Ltd.	24,500	276,990
Tsubakimoto Chain Co.	17,400	216,322
Tsuburaya Fields Holdings, Inc. (a)	23,600	276,879
Tsugami Corp.	12,500	153,887
Tsumura & Co.	13,000	378,185
Tsuruha Holdings, Inc.	8,600	535,636
Tsurumi Manufacturing Co. Ltd.	3,300	69,130
TV Asahi Holdings Corp.	5,000	85,498
UACJ Corp.	12,200	391,224
UBE Corp. (a)	22,200	325,104
Ulvac, Inc.	10,600	366,781
U-Next Holdings Co. Ltd. (a)	16,800	198,793
Unicharm Corp.	308,400	2,463,730
Union Tool Co.	2,400	64,849
United Super Markets Holdings, Inc.	5,500	30,343
United Urban Investment Corp. REIT	930	925,160
Universal Entertainment Corp. (a)	3,600	25,675
Ushio, Inc.	17,800	221,493
USS Co. Ltd.	108,500	1,011,550
UT Group Co. Ltd. (a)	6,400	88,673
Valor Holdings Co. Ltd.	7,600	121,684
Visional, Inc. (b)	5,500	278,533
Wacoal Holdings Corp.	12,700	434,071
Wacom Co. Ltd.	24,300	93,414
Wakita & Co. Ltd.	7,000	81,317
Welcia Holdings Co. Ltd.	21,800	315,560
West Holdings Corp.	5,510	58,265
West Japan Railway Co.	117,700	2,302,937
WingArc1st, Inc.	3,500	80,907
Workman Co. Ltd.	3,800	106,386
Yakult Honsha Co. Ltd. (a)	70,000	1,336,001
YAMABIKO Corp.	6,300	101,223
Yamada Holdings Co. Ltd.	125,200	360,607
Security Description	Shares	Value
Yamaguchi Financial Group, Inc.	42,400	$504,944
Yamaha Corp. (a)	90,300	702,865
Yamaha Motor Co. Ltd.	249,600	2,004,390
Yamato Holdings Co. Ltd. (a)	74,200	975,304
Yamato Kogyo Co. Ltd.	9,500	505,203
Yamazaki Baking Co. Ltd.	32,000	615,551
Yamazen Corp.	14,000	124,031
Yaoko Co. Ltd.	5,200	320,139
Yaskawa Electric Corp.	65,200	1,638,704
Yellow Hat Ltd.	23,200	214,809
Yodogawa Steel Works Ltd.	4,400	164,634
Yokogawa Bridge Holdings Corp.	6,900	116,384
Yokogawa Electric Corp.	64,200	1,256,697
Yokohama Rubber Co. Ltd.	33,600	777,095
Yonex Co. Ltd.	14,000	224,374
Yoshinoya Holdings Co. Ltd. (a)	14,000	282,558
Yuasa Trading Co. Ltd.	3,200	97,581
Yurtec Corp.	5,500	62,935
Zacros Corp.	2,700	73,783
Zenkoku Hosho Co. Ltd. (a)	27,400	545,950
Zensho Holdings Co. Ltd. (a)	25,800	1,395,435
Zeon Corp. (a)	34,200	344,390
ZERIA Pharmaceutical Co. Ltd.	2,600	39,460
Zojirushi Corp.	9,400	94,491
ZOZO, Inc. (a)	115,200	1,106,683
Zuken, Inc.	3,500	111,231
		1,256,213,950
JERSEY — 0.0% (f)
JTC PLC (d)	42,009	495,155
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	44,363	1,119,835
KUWAIT — 0.3%
Agility Global PLC	805,380	287,240
Agility Public Warehousing Co. KSC	402,690	327,801
Al Ahli Bank of Kuwait KSCP	280,906	281,218
Arabi Group Holding KSC (b)	198,460	251,357
Boubyan Bank KSCP	367,407	816,501
Boubyan Petrochemicals Co. KSCP	96,096	213,555
Boursa Kuwait Securities Co. KPSC	53,839	500,333
Burgan Bank SAK	257,736	199,787
Commercial Real Estate Co. KSC	276,563	148,863
Gulf Bank KSCP	496,522	571,781
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	121,686
Humansoft Holding Co. KSC	24,729	211,287
Jazeera Airways Co. KSCP (b)	15,731	51,772
Kuwait Finance House KSCP	2,562,216	6,590,196

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kuwait International Bank KSCP	241,705	$176,932
Kuwait Projects Co. Holding KSCP (b)	591,156	187,422
Kuwait Real Estate Co. KSC	121,374	132,483
Kuwait Telecommunications Co.	187,081	341,526
Mabanee Co. KPSC (b)	179,145	479,230
Mezzan Holding Co. KSCC	29,758	85,877
Mobile Telecommunications Co. KSCP	473,369	736,387
National Bank of Kuwait SAKP	2,040,305	6,926,273
National Industries Group Holding SAK	469,406	394,096
National Investments Co. KSCP	53,192	43,775
National Real Estate Co. KPSC (b)	185,947	48,009
Salhia Real Estate Co. KSCP	311,207	423,823
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	364,189	181,858
Warba Bank KSCP (b)	162,931	116,533
		20,847,601
LUXEMBOURG — 0.1%
Aperam SA	11,706	381,029
ArcelorMittal SA (a)	124,392	3,589,604
CVC Capital Partners PLC (a) (b) (d)	55,397	1,097,865
Eurofins Scientific SE	35,661	1,900,320
Reinet Investments SCA	43,368	1,049,803
RTL Group SA	10,497	397,598
SES SA	83,968	497,864
		8,914,083
MACAU — 0.0% (f)
Galaxy Entertainment Group Ltd.	572,000	2,235,698
Sands China Ltd. (b)	638,000	1,280,070
SJM Holdings Ltd. (b)	521,249	160,986
Wynn Macau Ltd.	355,200	254,557
		3,931,311
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	209,800	218,607
AMMB Holdings Bhd.	937,800	1,185,429
Axiata Group Bhd.	730,611	295,641
Axis Real Estate Investment Trust	601,686	244,064
Bank Islam Malaysia Bhd.	65,900	38,067
British American Tobacco Malaysia Bhd.	23,500	32,887
Bumi Armada Bhd.	2,298,900	286,028
Bursa Malaysia Bhd.	132,900	233,703
Carlsberg Brewery Malaysia Bhd. Class B	27,200	117,075
CelcomDigi Bhd.	1,322,300	1,038,496
Security Description	Shares	Value
Chin Hin Group Bhd. (b)	248,000	$116,321
CIMB Group Holdings Bhd.	2,025,860	3,209,816
CTOS Digital Bhd.	342,900	89,187
D&O Green Technologies Bhd.	50,200	16,612
Dayang Enterprise Holdings Bhd.	211,800	93,846
Dialog Group Bhd.	889,900	309,854
Eco World Development Group Bhd.	345,800	154,153
Fraser & Neave Holdings Bhd.	40,800	223,423
Frontken Corp. Bhd.	400,350	338,265
Gamuda Bhd.	1,231,885	1,172,786
Genting Bhd.	683,000	502,075
Genting Malaysia Bhd.	968,600	364,091
Greatech Technology Bhd. (b)	76,600	30,237
Hartalega Holdings Bhd.	334,300	142,981
Heineken Malaysia Bhd.	28,800	173,676
Hong Leong Bank Bhd.	183,932	836,943
IHH Healthcare Bhd.	518,100	807,944
IJM Corp. Bhd.	331,300	157,735
Inari Amertron Bhd.	1,040,400	480,521
IOI Corp. Bhd.	696,600	573,456
IOI Properties Group Bhd.	371,500	166,156
ITMAX SYSTEM Bhd.	183,300	163,953
Kossan Rubber Industries Bhd.	156,300	61,469
KPJ Healthcare Bhd.	431,700	259,703
Kuala Lumpur Kepong Bhd.	118,976	554,998
Mah Sing Group Bhd.	274,800	78,438
Malakoff Corp. Bhd.	123,000	21,826
Malayan Banking Bhd.	1,430,965	3,267,035
Malaysian Pacific Industries Bhd.	23,900	103,578
Maxis Bhd.	577,200	441,828
MBSB Bhd.	371,600	60,041
Mega First Corp. Bhd.	55,600	50,388
MISC Bhd.	393,200	636,097
Mr. DIY Group M Bhd. (d)	821,400	261,845
My EG Services Bhd.	1,094,700	226,230
Nationgate Holdings Bhd.	482,500	147,823
Nestle Malaysia Bhd.	19,800	332,035
Pavilion Real Estate Investment Trust	1,009,000	332,356
Pentamaster Corp. Bhd.	106,500	71,619
Petronas Chemicals Group Bhd.	877,000	718,333
Petronas Dagangan Bhd.	120,900	498,675
Petronas Gas Bhd.	233,200	887,080
PPB Group Bhd.	148,480	385,367
Press Metal Aluminium Holdings Bhd.	860,400	980,174
Public Bank Bhd.	3,787,300	3,780,071
QL Resources Bhd.	418,125	440,868
RHB Bank Bhd.	512,995	790,735
Scientex Bhd.	136,600	109,446
SD Guthrie Bhd.	631,643	699,490
Sime Darby Bhd.	671,935	335,627

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sime Darby Property Bhd.	527,135	$160,403
SP Setia Bhd. Group	891,014	238,172
Sports Toto Bhd.	118,836	37,760
Sunway Bhd.	848,000	869,762
Sunway Real Estate Investment Trust	449,800	184,733
Supermax Corp. Bhd. (b)	480,326	77,650
Syarikat Takaful Malaysia Keluarga Bhd.	38,589	31,539
Telekom Malaysia Bhd.	303,486	448,885
Tenaga Nasional Bhd.	764,500	2,309,255
TIME dotCom Bhd.	205,200	230,749
Top Glove Corp. Bhd. (b)	1,121,000	205,361
UEM Sunrise Bhd.	250,000	42,813
Unisem M Bhd.	150,000	67,564
United Plantations Bhd.	50,550	255,578
UWC Bhd. (b)	40,400	19,841
ViTrox Corp. Bhd.	141,200	96,392
VS Industry Bhd.	444,000	87,263
Yinson Holdings Bhd.	199,636	98,974
YTL Corp. Bhd.	746,100	338,143
YTL Power International Bhd.	822,200	620,709
		36,768,749
MEXICO — 0.5%
Alfa SAB de CV Class A (b)	853,363	666,147
Alpek SAB de CV (a)	365,000	186,441
Alsea SAB de CV (a)	110,500	235,062
America Movil SAB de CV (a)	4,620,600	3,292,967
Arca Continental SAB de CV	156,600	1,637,934
Banco del Bajio SA (a) (d)	178,400	387,700
Bolsa Mexicana de Valores SAB de CV	119,400	198,317
Cemex SAB de CV (a)	3,990,264	2,252,761
Coca-Cola Femsa SAB de CV	157,895	1,443,713
Concentradora Fibra Danhos SA de CV REIT	88,800	97,055
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	245,200	130,401
Corp. Inmobiliaria Vesta SAB de CV (a)	203,400	465,593
FIBRA Macquarie Mexico REIT (d)	198,886	294,369
Fibra Uno Administracion SA de CV REIT	847,700	990,725
Fomento Economico Mexicano SAB de CV	474,400	4,633,796
Genomma Lab Internacional SAB de CV Class B (a)	262,900	325,376
Gentera SAB de CV	278,600	429,375
Gruma SAB de CV Class B	54,635	986,826
Grupo Aeroportuario del Centro Norte SAB de CV	65,054	639,593
Grupo Aeroportuario del Pacifico SAB de CV Class B	104,325	1,929,617
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	1,211,471
Security Description	Shares	Value
Grupo Bimbo SAB de CV (a)	367,300	$998,940
Grupo Carso SAB de CV (a)	130,910	769,594
Grupo Comercial Chedraui SA de CV (a)	56,500	318,924
Grupo Financiero Banorte SAB de CV Class O	672,900	4,668,273
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	572,300	1,286,526
Grupo Mexico SAB de CV	842,200	4,212,183
Grupo Televisa SAB (a)	583,400	201,898
Grupo Traxion SAB de CV (a) (b) (d)	138,500	106,693
Industrias Penoles SAB de CV (b)	45,920	852,264
Kimberly-Clark de Mexico SAB de CV Class A (a)	468,000	767,485
La Comer SAB de CV (a)	127,600	210,377
Megacable Holdings SAB de CV (a)	186,600	391,748
Operadora De Sites Mexicanos SAB de CV Class A-1	281,200	199,578
Orbia Advance Corp. SAB de CV (a)	234,557	178,856
Prologis Property Mexico SA de CV REIT	302,957	969,664
Promotora y Operadora de Infraestructura SAB de CV	43,590	440,412
Qualitas Controladora SAB de CV (a)	45,500	395,501
Regional SAB de CV (a)	59,300	377,512
Southern Copper Corp.	24,627	2,301,639
Wal-Mart de Mexico SAB de CV (a)	1,353,100	3,727,627
		45,810,933
NETHERLANDS — 2.2%
Aalberts NV	26,298	895,742
ABN AMRO Bank NV (d)	120,900	2,544,939
Adyen NV (b) (d)	5,842	8,945,487
Aegon Ltd.	355,705	2,333,834
Akzo Nobel NV	46,022	2,831,415
AMG Critical Materials NV (a)	8,447	131,503
Arcadis NV	19,083	973,232
Argenx SE (b)	15,964	9,410,712
ASM International NV	12,497	5,689,006
ASML Holding NV	104,067	68,798,739
ASR Nederland NV (a)	41,476	2,381,932
Basic-Fit NV (a) (b) (d)	13,055	267,667
BE Semiconductor Industries NV	20,401	2,129,868
Brunel International NV (a)	7,083	72,772
Corbion NV	12,908	272,747
Eurocommercial Properties NV REIT	11,835	320,950
Euronext NV (d)	20,618	2,989,290
EXOR NV	26,227	2,379,334
Flow Traders Ltd. (a)	8,122	239,772
Fugro NV	29,941	431,821

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Havas NV (b)	199,610	$284,076
Heineken Holding NV	34,249	2,476,206
Heineken NV	76,649	6,243,631
IMCD NV (a)	15,318	2,036,470
ING Groep NV	831,673	16,276,991
JDE Peet's NV	36,152	789,606
Koninklijke Ahold Delhaize NV	243,233	9,076,740
Koninklijke BAM Groep NV	74,064	414,296
Koninklijke Heijmans NV	6,327	267,313
Koninklijke KPN NV	1,025,672	4,339,976
Koninklijke Philips NV	212,632	5,407,706
Koninklijke Vopak NV	15,566	675,573
NN Group NV	71,408	3,969,511
OCI NV (a)	26,058	302,286
Pharming Group NV (a) (b)	152,999	128,642
Pharvaris NV (a) (b)	3,300	51,810
PostNL NV (a)	112,149	120,763
Randstad NV (a)	28,676	1,190,742
Redcare Pharmacy NV (b) (d)	4,128	533,919
SBM Offshore NV	38,120	811,468
Sligro Food Group NV	3,660	41,631
TKH Group NV (a)	10,573	415,582
TomTom NV (a) (b)	14,221	72,848
Universal Music Group NV	219,080	6,043,306
Van Lanschot Kempen NV	7,795	400,575
Wereldhave NV REIT	8,129	140,589
Wolters Kluwer NV	63,479	9,873,391
		186,426,409
NEW ZEALAND — 0.2%
Air New Zealand Ltd. (a)	315,047	112,409
Auckland International Airport Ltd.	424,970	1,966,369
Contact Energy Ltd.	213,784	1,110,417
Fisher & Paykel Healthcare Corp. Ltd.	153,409	2,920,496
Fletcher Building Ltd. (b)	234,710	436,933
Goodman Property Trust REIT	225,549	238,873
Infratil Ltd.	259,822	1,527,419
Kiwi Property Group Ltd. REIT (a)	284,641	140,754
Mercury NZ Ltd.	211,252	672,125
Meridian Energy Ltd.	375,123	1,189,725
Ryman Healthcare Ltd. (b)	189,506	296,781
Spark New Zealand Ltd.	441,047	512,063
Xero Ltd. (b)	37,450	3,650,536
		14,774,900
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	222,056	477,740
NORWAY — 0.5%
Aker ASA Class A	5,939	352,036
Aker BP ASA	79,465	1,881,545
Aker Solutions ASA	78,663	252,520
Austevoll Seafood ASA	24,300	227,208
AutoStore Holdings Ltd. (b) (d)	316,776	278,852
Bluenord ASA (b)	6,296	380,909
Security Description	Shares	Value
BW Offshore Ltd.	28,194	$78,148
Crayon Group Holding ASA (b) (d)	24,500	261,404
DNB Bank ASA	229,104	6,020,354
DNO ASA	116,876	154,545
DOF Group ASA (b)	39,363	349,669
Elkem ASA (b) (d)	76,651	152,574
Elopak ASA	35,535	130,372
Entra ASA (b) (d)	14,424	165,125
Equinor ASA	219,122	5,779,070
Europris ASA (d)	43,267	345,431
FLEX LNG Ltd.	8,533	196,991
Frontline PLC	39,003	572,509
Gjensidige Forsikring ASA	47,259	1,084,728
Golden Ocean Group Ltd.	34,702	277,428
Grieg Seafood ASA	13,773	71,189
Hexagon Composites ASA (b)	32,962	64,112
Hoegh Autoliners ASA	28,308	207,056
Kitron ASA	48,587	207,759
Kongsberg Gruppen ASA	22,905	3,353,773
Leroy Seafood Group ASA	69,854	326,372
Mowi ASA	121,405	2,247,550
MPC Container Ships ASA	99,639	150,480
Norconsult Norge AS	26,234	109,820
Nordic Semiconductor ASA (b)	43,121	523,615
Norsk Hydro ASA	352,783	2,036,734
Norwegian Air Shuttle ASA	205,409	235,147
Odfjell Drilling Ltd.	25,322	140,446
Odfjell SE Class A	11,750	101,010
Orkla ASA	180,509	1,976,927
Protector Forsikring ASA	15,594	502,927
Salmar ASA	17,428	836,769
Schibsted ASA Class A	21,304	573,357
Schibsted ASA Class B	28,377	734,298
SpareBank 1 Nord Norge (b)	25,407	342,903
Sparebank 1 Oestlandet	12,667	197,749
SpareBank 1 SMN	34,263	595,524
SpareBank 1 Sor-Norge ASA	49,967	805,658
Stolt-Nielsen Ltd.	6,169	143,763
Storebrand ASA	112,344	1,423,112
Telenor ASA	151,896	2,167,563
TGS ASA	51,813	490,792
TOMRA Systems ASA	59,145	843,338
Wallenius Wilhelmsen ASA	37,434	259,609
Wilh Wilhelmsen Holding ASA Class A	3,283	119,669
		40,730,439
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	747,114
Credicorp Ltd.	18,700	3,481,192
Hochschild Mining PLC (b)	71,260	243,802
Intercorp Financial Services, Inc.	7,800	258,414

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PetroTal Corp. (a)	137,000	$64,728
		4,795,250
PHILIPPINES — 0.2%
Alliance Global Group, Inc.	450,900	47,907
AREIT, Inc.	282,100	194,722
Ayala Corp.	59,470	615,580
Ayala Land, Inc.	1,649,200	664,768
Bank of the Philippine Islands	490,500	1,131,478
BDO Unibank, Inc.	695,611	1,863,472
Bloomberry Resorts Corp.	741,800	37,852
Century Pacific Food, Inc.	641,200	409,539
Converge Information & Communications Technology Solutions, Inc.	208,200	67,621
D&L Industries, Inc.	337,900	31,295
DigiPlus Interactive Corp.	238,100	150,220
DMCI Holdings, Inc.	571,200	114,589
GT Capital Holdings, Inc.	21,337	190,200
International Container Terminal Services, Inc.	274,690	1,704,062
JG Summit Holdings, Inc.	515,090	148,965
Jollibee Foods Corp.	105,840	443,890
LT Group, Inc.	314,800	67,142
Manila Electric Co.	63,940	614,539
Manila Water Co., Inc.	223,300	123,113
Megaworld Corp.	1,365,000	42,733
Metropolitan Bank & Trust Co.	429,496	548,787
PLDT, Inc.	20,290	450,279
Puregold Price Club, Inc.	338,780	166,356
Robinsons Land Corp.	375,144	77,077
Robinsons Retail Holdings, Inc.	77,600	51,123
Semirara Mining & Power Corp.	150,000	92,398
SM Investments Corp.	58,325	804,559
SM Prime Holdings, Inc.	2,798,600	1,176,055
Synergy Grid & Development Phils, Inc.	202,800	41,597
Universal Robina Corp.	280,030	343,701
Wilcon Depot, Inc.	99,300	12,164
		12,427,783
POLAND — 0.3%
Alior Bank SA	22,775	705,760
Allegro.eu SA (b) (d)	159,088	1,288,873
Asseco Poland SA	16,630	680,278
Auto Partner SA	20,329	94,358
Bank Millennium SA (b)	139,551	510,026
Bank Polska Kasa Opieki SA	48,765	2,226,391
Benefit Systems SA	469	348,901
Budimex SA	4,169	611,449
CCC SA (b)	10,767	653,333
CD Projekt SA	17,445	957,399
Cyfrowy Polsat SA (b)	52,228	204,063
Dino Polska SA (b) (d)	13,715	1,598,728
Enea SA (b)	55,046	217,459
Security Description	Shares	Value
Grupa Azoty SA (a) (b)	49,998	$266,225
Grupa Kety SA	3,269	699,588
InPost SA (b)	57,882	848,628
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	85,140
KGHM Polska Miedz SA	33,721	1,100,861
KRUK SA (a)	3,866	378,004
LPP SA	312	1,421,761
mBank SA (b)	4,896	1,027,654
Orange Polska SA	136,372	308,555
ORLEN SA	148,788	2,617,254
PGE Polska Grupa Energetyczna SA (b)	203,171	417,533
Powszechna Kasa Oszczednosci Bank Polski SA	241,206	4,703,473
Powszechny Zaklad Ubezpieczen SA	159,785	2,318,431
Santander Bank Polska SA	10,158	1,460,791
Tauron Polska Energia SA (b)	218,537	279,723
XTB SA (d)	27,082	476,396
		28,507,035
PORTUGAL — 0.1%
Altri SGPS SA	11,642	75,077
Banco Comercial Portugues SA Class R	1,584,604	957,122
Corticeira Amorim SGPS SA (a)	7,984	69,092
CTT-Correios de Portugal SA	16,915	136,671
EDP SA	910,924	3,062,148
Galp Energia SGPS SA	112,655	1,971,709
Jeronimo Martins SGPS SA	78,507	1,662,145
Mota-Engil SGPS SA	18,415	67,880
Navigator Co. SA (a)	56,434	199,670
NOS SGPS SA	43,721	208,037
REN - Redes Energeticas Nacionais SGPS SA	101,023	299,548
Semapa-Sociedade de Investimento e Gestao (a)	5,579	92,084
Sonae SGPS SA	327,287	375,455
		9,176,638
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	109,339
Al Rayan Bank	1,789,683	1,105,965
Baladna (b)	290,455	93,216
Barwa Real Estate Co.	488,520	354,214
Commercial Bank PSQC	854,806	979,660
Doha Bank QPSC	624,132	329,527
Dukhan Bank	467,458	453,464
Estithmar Holding QPSC (b)	99,999	64,405
Gulf International Services QSC	149,047	125,836
Gulf Warehousing Co.	42,346	36,022
Industries Qatar QSC	396,374	1,403,258

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Mesaieed Petrochemical Holding Co.	1,679,516	$662,404
Ooredoo QPSC	224,764	728,430
Qatar Aluminum Manufacturing Co.	766,785	266,856
Qatar Electricity & Water Co. QSC	102,139	417,421
Qatar Fuel QSC	158,861	647,923
Qatar Gas Transport Co. Ltd.	714,376	915,288
Qatar International Islamic Bank QSC	242,893	680,447
Qatar Islamic Bank QPSC	473,189	2,669,267
Qatar National Bank QPSC	1,253,911	5,526,474
Qatar Navigation QSC	255,603	771,512
United Development Co. QSC	1,537,116	434,392
Vodafone Qatar QSC	302,258	163,125
		18,938,445
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	147,191	1,060,562
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (b) (c)	2,707,900	—
Gazprom PJSC (c)	1,561,848	—
GMK Norilskiy Nickel PAO (b) (c)	950,300	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (b) (c)	53,100	—
Moscow Exchange MICEX-RTS PJSC (c)	191,435	—
Novatek PJSC GDR (b) (c)	286	—
Novolipetsk Steel PJSC (c)	224,930	—
PhosAgro PJSC (b) (c)	135	—
PhosAgro PJSC GDR (b) (c)	20,976	—
Polyus PJSC (b) (c)	44,920	—
Polyus PJSC GDR (b) (c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (c)	31,441	—
Sistema PJSFC GDR (b) (c)	40,100	—
Surgutneftegas PAO (c)	888,900	—
Surgutneftegas PAO Preference Shares (c)	802,100	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b) (c)	1,787	—
VK IPJSC GDR (b) (c)	17,475	—
VTB Bank PJSC (b) (c)	87,478	—
		—
Security Description	Shares	Value
SAUDI ARABIA — 1.2%
Abdullah Al Othaim Markets Co.	90,217	$235,217
ACWA Power Co.	39,563	3,596,874
Ades Holding Co.	83,356	361,290
Advanced Petrochemical Co. (b)	32,252	265,249
Al Hammadi Holding	27,000	298,169
Al Jouf Agricultural Development Co.	6,797	91,280
Al Masane Al Kobra Mining Co.	10,480	161,163
Al Moammar Information Systems Co. (b)	3,626	126,631
Al Rajhi Bank	538,971	14,630,519
Al Rajhi Co. for Co-operative Insurance (b)	10,522	394,600
Al Rajhi REIT	104,183	230,360
Alamar Foods	3,456	67,969
Alaseel Co.	41,322	45,332
Al-Dawaa Medical Services Co.	6,646	146,067
Aldrees Petroleum & Transport Services Co.	16,050	593,741
Alinma Bank	332,400	2,713,401
AlKhorayef Water & Power Technologies Co.	5,225	229,833
Almarai Co. JSC	143,043	2,113,105
Almunajem Foods Co.	3,218	74,189
AlSaif Stores For Development & Investment Co. (b)	22,275	47,065
Alujain Corp. (b)	7,396	77,329
Arab National Bank	265,578	1,629,961
Arabian Cement Co.	9,227	66,169
Arabian Centres Co. (d)	99,383	544,547
Arabian Contracting Services Co. (b)	2,866	101,453
Arabian Internet & Communications Services Co.	5,390	434,178
Arriyadh Development Co.	18,294	161,221
Astra Industrial Group Co.	8,946	372,044
Ataa Educational Co.	3,559	68,313
Bank AlBilad	174,421	1,717,083
Bank Al-Jazira (b)	109,091	507,033
Banque Saudi Fransi	339,876	1,679,432
Bawan Co.	4,389	61,422
BinDawood Holding Co.	145,480	246,936
Bupa Arabia for Cooperative Insurance Co.	20,088	945,733
Catrion Catering Holding Co.	14,877	488,883
City Cement Co.	6,348	35,538
Co. for Cooperative Insurance	17,625	670,837
Dallah Healthcare Co.	9,649	325,655
Dar Al Arkan Real Estate Development Co. (b)	121,911	693,960

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	$1,701,932
East Pipes Integrated Co. for Industry	3,815	151,473
Eastern Province Cement Co.	9,470	90,758
Electrical Industries Co.	137,268	220,995
Elm Co.	6,141	1,588,006
Emaar Economic City (b)	34,564	131,922
Etihad Atheeb Telecommunication Co.	4,723	115,804
Etihad Etisalat Co.	108,708	1,767,798
First Milling Co.	5,996	99,579
Herfy Food Services Co. (b)	2,033	11,436
Jadwa REIT Saudi Fund	30,786	82,893
Jahez International Co. (b)	26,656	213,185
Jamjoom Pharmaceuticals Factory Co.	6,072	252,521
Jarir Marketing Co.	132,392	457,273
Leejam Sports Co. JSC	5,409	217,183
Maharah Human Resources Co.	79,610	127,782
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	13,889	82,643
Middle East Healthcare Co. (b)	11,802	214,520
Middle East Paper Co. (b)	18,521	153,465
Middle East Pharmaceutical Co.	2,755	96,226
Mobile Telecommunications Co. Saudi Arabia	86,172	258,208
Mouwasat Medical Services Co.	23,271	465,492
Nahdi Medical Co.	8,502	260,721
National Agriculture Development Co. (b)	61,702	410,596
National Co. for Learning & Education	2,895	123,175
National Gas & Industrialization Co.	6,570	162,549
National Industrialization Co. (b)	89,787	223,374
National Medical Care Co.	5,781	247,200
Northern Region Cement Co.	90,720	217,180
Perfect Presentation For Commercial Services Co. (b)	16,920	61,100
Qassim Cement Co.	8,869	124,366
Rasan Information Technology Co. (b)	10,842	235,829
Retal Urban Development Co.	89,148	415,184
Riyad Bank	395,437	3,467,527
Riyadh Cement Co.	24,741	242,061
SABIC Agri-Nutrients Co.	65,318	1,843,555
Sahara International Petrochemical Co.	91,006	504,036
SAL Saudi Logistics Services	6,348	332,926
Saudi Arabian Mining Co. (b)	382,831	4,697,813
Saudi Arabian Oil Co. (d)	1,555,788	11,083,073
Security Description	Shares	Value
Saudi Aramco Base Oil Co.	10,246	$286,599
Saudi Automotive Services Co.	6,941	125,683
Saudi Awwal Bank	256,850	2,565,731
Saudi Basic Industries Corp.	260,386	4,421,793
Saudi Cement Co.	14,485	173,769
Saudi Ceramic Co. (b)	8,760	66,946
Saudi Chemical Co. Holding (b)	167,160	384,846
Saudi Electricity Co.	225,813	958,799
Saudi Ground Services Co.	32,328	442,711
Saudi Industrial Investment Group	87,437	361,787
Saudi Investment Bank	159,833	622,287
Saudi Kayan Petrochemical Co. (b)	167,662	272,945
Saudi National Bank	814,076	7,757,613
Saudi Paper Manufacturing Co.	7,734	121,440
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	70,658
Saudi Public Transport Co. (b)	16,546	76,798
Saudi Real Estate Co. (b)	41,287	263,898
Saudi Reinsurance Co. (b)	9,582	123,059
Saudi Research & Media Group (b)	10,151	466,448
Saudi Steel Pipe Co.	6,939	112,690
Saudi Tadawul Group Holding Co.	11,748	638,570
Saudi Telecom Co.	516,265	6,241,534
Saudia Dairy & Foodstuff Co.	3,420	274,431
Savola Group (b)	41,597	327,892
Seera Group Holding (b)	26,096	170,046
Sinad Holding Co. (b)	26,480	87,061
Southern Province Cement Co.	12,949	114,721
Sumou Real Estate Co.	11,179	141,255
Sustained Infrastructure Holding Co. (b)	8,180	65,677
Tanmiah Food Co.	2,556	83,436
Theeb Rent A Car Co.	7,227	134,472
United Electronics Co.	7,266	181,989
United International Transportation Co.	5,610	123,858
Yamama Cement Co. (b)	20,429	213,647
Yanbu Cement Co.	15,788	99,125
Yanbu National Petrochemical Co.	80,910	745,948
		99,723,302
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	105,943
BW LPG Ltd. (d)	25,458	276,699
CapitaLand Ascendas REIT	1,012,974	2,000,659
CapitaLand Ascott Trust REIT (a)	614,885	396,589
CapitaLand China Trust REIT	303,800	158,626

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Capitaland India Trust	200,300	$143,554
CapitaLand Integrated Commercial Trust REIT	1,530,681	2,377,630
CapitaLand Investment Ltd.	605,200	1,223,518
CDL Hospitality Trusts REIT	187,168	113,805
City Developments Ltd.	116,600	433,519
ComfortDelGro Corp. Ltd.	577,400	625,764
DBS Group Holdings Ltd.	531,154	18,233,063
Digital Core REIT Management Pte. Ltd.	214,600	113,293
ESR-REIT	1,527,420	271,475
Far East Hospitality Trust REIT	140,900	59,228
Frasers Centrepoint Trust REIT	338,892	548,321
Frasers Hospitality Trust REIT	135,000	59,761
Frasers Logistics & Commercial Trust REIT	666,439	452,325
Genting Singapore Ltd.	1,725,400	957,017
Grab Holdings Ltd. Class A (b)	614,500	2,783,685
Hafnia Ltd.	87,657	361,009
Hong Fok Corp. Ltd.	61,000	35,090
iFAST Corp. Ltd.	32,600	179,322
Kenon Holdings Ltd.	5,301	167,669
Keppel DC REIT	500,544	797,046
Keppel Infrastructure Trust	981,675	310,402
Keppel Ltd.	388,300	1,979,877
Keppel REIT	575,360	367,026
Lendlease Global Commercial REIT	315,527	119,219
Mapletree Industrial Trust REIT	568,950	886,994
Mapletree Logistics Trust REIT	943,147	916,229
Mapletree Pan Asia Commercial Trust REIT	560,268	519,064
Netlink NBN Trust	931,400	609,800
Olam Group Ltd.	198,325	145,339
Oversea-Chinese Banking Corp. Ltd.	902,711	11,564,430
Paragon REIT	269,900	194,681
Parkway Life Real Estate Investment Trust	153,900	474,168
Raffles Medical Group Ltd.	139,876	103,546
Riverstone Holdings Ltd.	100,800	69,596
SATS Ltd.	279,636	638,720
Sea Ltd. ADR (b)	97,600	12,735,824
Seatrium Ltd. (b)	644,625	1,005,147
Sembcorp Industries Ltd.	238,100	1,113,831
Sheng Siong Group Ltd.	144,600	176,079
SIA Engineering Co. Ltd.	80,800	131,050
Singapore Airlines Ltd. (a)	397,600	2,002,081
Singapore Exchange Ltd.	228,500	2,261,231
Singapore Post Ltd.	357,000	162,640
Singapore Technologies Engineering Ltd.	416,200	2,089,365
Singapore Telecommunications Ltd.	1,992,000	5,050,345
Starhill Global REIT	385,208	143,296
Security Description	Shares	Value
StarHub Ltd.	126,800	$111,336
STMicroelectronics NV	180,498	3,953,851
Suntec Real Estate Investment Trust	655,000	572,911
UMS Integration Ltd.	161,000	132,385
United Overseas Bank Ltd.	337,093	9,507,696
UOL Group Ltd.	123,833	543,144
Venture Corp. Ltd.	69,100	633,497
Yangzijiang Financial Holding Ltd.	587,200	346,713
		94,446,123
SOUTH AFRICA — 1.0%
Absa Group Ltd.	225,958	2,174,452
AECI Ltd.	27,750	146,747
African Rainbow Minerals Ltd. (a)	57,599	458,647
Afrimat Ltd. (a)	38,727	122,982
Anglo American Platinum Ltd. (a)	27,729	1,111,765
Anglo American PLC	335,772	9,403,861
Aspen Pharmacare Holdings Ltd. (a)	106,536	948,414
AVI Ltd.	85,323	412,084
Barloworld Ltd.	32,805	187,939
Bid Corp. Ltd. (a)	86,415	2,064,772
Bidvest Group Ltd. (a)	91,702	1,174,203
Boxer Retail Ltd. (a) (b)	75,047	286,365
Capitec Bank Holdings Ltd.	23,208	3,935,019
Clicks Group Ltd.	61,547	1,133,532
Coronation Fund Managers Ltd.	44,887	94,914
DataTec Ltd.	67,024	202,327
Dis-Chem Pharmacies Ltd. (d)	111,613	183,878
Discovery Ltd.	142,412	1,544,767
DRDGOLD Ltd.	44,155	68,057
Equites Property Fund Ltd. REIT	159,974	122,744
Exxaro Resources Ltd. (a)	57,692	465,703
FirstRand Ltd.	1,322,175	5,179,833
Fortress Real Estate Investments Ltd. Class B	251,245	257,640
Foschini Group Ltd.	93,551	632,358
Gold Fields Ltd.	239,718	5,279,872
Grindrod Ltd.	139,992	92,786
Growthpoint Properties Ltd. REIT	731,511	516,411
Harmony Gold Mining Co. Ltd.	149,867	2,187,967
Hosken Consolidated Investments Ltd.	23,694	173,867
Hyprop Investments Ltd. REIT (a)	107,036	242,625
Impala Platinum Holdings Ltd. (b)	239,231	1,641,857
Investec Ltd.	59,188	368,307
JSE Ltd. (a)	20,858	140,502
Kumba Iron Ore Ltd.	14,222	241,301

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Life Healthcare Group Holdings Ltd.	346,213	$260,339
Momentum Group Ltd.	280,914	476,695
Motus Holdings Ltd.	47,936	228,549
Mr. Price Group Ltd.	60,589	732,665
MTN Group Ltd.	447,309	2,997,074
MultiChoice Group (b)	79,925	476,936
Naspers Ltd. Class N	45,526	11,255,088
Nedbank Group Ltd. (a)	121,672	1,701,843
Netcare Ltd.	364,842	261,255
Ninety One Ltd.	225,109	426,117
Northam Platinum Holdings Ltd. (a)	78,103	557,391
Oceana Group Ltd.	52,053	164,152
Old Mutual Ltd. (e)	851,334	550,833
Old Mutual Ltd. (e)	315,585	203,671
Omnia Holdings Ltd.	27,807	102,048
OUTsurance Group Ltd.	238,793	904,957
Pan African Resources PLC (a)	392,036	214,806
Pepkor Holdings Ltd. (a) (d)	765,676	1,062,843
Pick n Pay Stores Ltd. (a) (b)	90,211	134,542
Redefine Properties Ltd. REIT	1,546,663	352,425
Remgro Ltd.	116,452	1,004,562
Resilient REIT Ltd. (a)	55,944	172,955
Reunert Ltd.	47,667	156,930
Sanlam Ltd.	469,346	2,111,711
Santam Ltd.	7,575	153,684
Sappi Ltd.	130,549	258,133
Sasol Ltd. (b)	135,850	567,457
Scatec ASA (b) (d)	35,708	268,398
Shoprite Holdings Ltd.	145,257	2,159,601
Sibanye Stillwater Ltd. (b)	780,539	887,732
SPAR Group Ltd. (a) (b)	38,271	246,020
Standard Bank Group Ltd.	371,469	4,838,719
Super Group Ltd. (a)	99,955	152,172
Telkom SA SOC Ltd. (b)	39,144	79,025
Thungela Resources Ltd.	37,800	207,896
Tiger Brands Ltd.	36,103	545,474
Truworths International Ltd.	86,745	339,398
Vodacom Group Ltd.	170,332	1,166,470
Vukile Property Fund Ltd. REIT	254,072	241,060
We Buy Cars Holdings Ltd.	113,134	259,093
Wilson Bayly Holmes-Ovcon Ltd.	22,889	224,735
Woolworths Holdings Ltd. (a)	258,705	717,379
		83,021,331
SOUTH KOREA — 2.7%
ABLBio, Inc. (b)	7,302	173,412
Advanced Nano Products Co. Ltd.	2,134	84,238
Alteogen, Inc. (b)	10,379	2,537,067
Amorepacific Corp.	6,749	467,560
AMOREPACIFIC Group	4,655	63,547
APR Corp. (b)	4,455	213,209
Security Description	Shares	Value
Asiana Airlines, Inc. (b)	10,835	$73,478
BGF retail Co. Ltd.	1,557	115,909
BNK Financial Group, Inc.	60,750	426,118
Boryung	3,324	19,660
Caregen Co. Ltd.	6,390	109,165
Celltrion Pharm, Inc. (b)	4,245	140,694
Celltrion, Inc.	42,206	4,875,444
Chabiotech Co. Ltd. (b)	19,105	141,096
Cheil Worldwide, Inc.	15,138	185,835
Cheryong Electric Co. Ltd.	2,905	64,113
Chong Kun Dang Pharmaceutical Corp.	2,389	126,807
CJ CGV Co. Ltd. (b)	23,500	70,731
CJ CheilJedang Corp.	1,788	300,404
CJ Corp.	3,512	279,347
CJ ENM Co. Ltd. (b)	1,582	60,759
CJ Logistics Corp.	1,971	115,883
Classys, Inc.	7,582	292,735
Cosmax, Inc.	3,323	372,807
CosmoAM&T Co. Ltd. (b)	5,225	136,245
Cosmochemical Co. Ltd. (b)	4,945	51,591
Coway Co. Ltd.	14,121	777,903
CS Wind Corp.	5,047	116,799
Daeduck Electronics Co. Ltd.	8,563	92,596
Daejoo Electronic Materials Co. Ltd.	2,655	151,059
Daesang Corp.	4,987	78,317
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	112,854
Daewoong Co. Ltd.	2,154	27,564
Daewoong Pharmaceutical Co. Ltd.	1,213	94,021
Daishin Securities Co. Ltd.	3,580	39,490
Daishin Securities Co. Ltd. Preference Shares	5,975	62,533
Daou Technology, Inc.	6,450	86,864
DB HiTek Co. Ltd.	7,593	223,470
DB Insurance Co. Ltd.	11,291	682,063
Delivery Hero SE (b) (d)	48,921	1,171,816
Dentium Co. Ltd.	2,224	107,778
DGB Financial Group, Inc.	26,545	162,734
DI Dong Il Corp.	3,366	107,283
DL E&C Co. Ltd.	6,686	189,958
DL Holdings Co. Ltd.	2,132	47,257
DN Automotive Corp.	2,270	31,902
Dongjin Semichem Co. Ltd.	7,712	154,772
DongKook Pharmaceutical Co. Ltd.	4,240	42,190
Dongsuh Cos., Inc.	7,745	140,502
Doosan Bobcat, Inc.	12,723	434,449
Doosan Co. Ltd.	2,242	451,054
Doosan Enerbility Co. Ltd. (b)	142,329	2,285,243
Doosan Fuel Cell Co. Ltd. (b)	10,534	100,095
DoubleUGames Co. Ltd.	1,011	34,345
Douzone Bizon Co. Ltd.	3,770	142,669
Duk San Neolux Co. Ltd. (b)	1,243	23,047
Duksan Techopia Co. Ltd. (b)	3,142	42,458

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ecopro BM Co. Ltd. (b)	13,076	$863,074
Ecopro Co. Ltd.	27,196	924,936
Ecopro HN Co. Ltd.	3,082	53,687
Ecopro Materials Co. Ltd. (b)	5,502	218,426
E-MART, Inc.	5,504	304,285
EMRO, Inc.	2,432	87,039
Enchem Co. Ltd. (b)	3,370	151,241
Eo Technics Co. Ltd.	1,871	172,839
ESR Kendall Square REIT Co. Ltd.	16,720	53,498
Eugene Technology Co. Ltd.	3,217	84,986
F&F Co. Ltd.	2,987	129,047
Fadu, Inc. (b)	2,653	21,139
Fila Holdings Corp.	9,123	236,003
Foosung Co. Ltd. (b)	15,417	47,582
GemVax & Kael Co. Ltd. (b)	7,288	162,835
GOLFZON Co. Ltd.	868	37,460
Grand Korea Leisure Co. Ltd.	3,328	24,321
Green Cross Corp.	1,262	105,263
Green Cross Holdings Corp.	5,248	46,581
GS Engineering & Construction Corp.	18,346	212,593
GS Holdings Corp.	11,346	284,569
GS Retail Co. Ltd.	5,434	52,782
Hana Financial Group, Inc.	75,529	3,083,876
Hana Micron, Inc.	7,322	59,228
Hana Tour Service, Inc.	2,425	89,603
Hanall Biopharma Co. Ltd. (b)	12,699	239,427
Hancom, Inc.	3,393	42,348
Hanil Cement Co. Ltd.	5,238	56,554
Hanjin Kal Corp.	7,055	390,572
Hankook & Co. Co. Ltd.	2,676	27,620
Hankook Tire & Technology Co. Ltd.	18,375	494,754
Hanmi Pharm Co. Ltd.	1,543	237,861
Hanmi Science Co. Ltd.	6,614	118,944
Hanmi Semiconductor Co. Ltd.	11,616	555,389
Hanon Systems (b)	41,312	102,671
Hansol Chemical Co. Ltd.	1,959	159,176
Hanssem Co. Ltd.	2,499	69,678
Hanwha Aerospace Co. Ltd.	8,844	3,800,128
Hanwha Corp.	8,951	250,796
Hanwha Engine (b)	10,044	146,950
Hanwha Investment & Securities Co. Ltd. (b)	13,008	28,273
Hanwha Life Insurance Co. Ltd. (b)	83,342	144,811
Hanwha Ocean Co. Ltd. (b)	24,465	1,125,836
Hanwha Solutions Corp.	24,133	304,609
Hanwha Systems Co. Ltd.	25,648	563,918
Hanwha Vision Co. Ltd. (b)	10,647	415,097
HD Hyundai Co. Ltd.	10,025	495,732
HD Hyundai Construction Equipment Co. Ltd.	2,085	93,603
HD Hyundai Electric Co. Ltd.	6,174	1,259,986
HD Hyundai Heavy Industries Co. Ltd.	6,081	1,162,932
Security Description	Shares	Value
HD Hyundai Infracore Co. Ltd.	37,177	$214,305
HD Hyundai Mipo	6,378	460,094
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,424	1,573,131
HDC Hyundai Development Co-Engineering & Construction	6,351	86,661
Hite Jinro Co. Ltd.	4,760	62,320
HK inno N Corp.	3,166	75,181
HL Mando Co. Ltd.	6,581	174,535
HLB Life Science Co. Ltd. (b)	22,874	98,209
Hlb Pharma Ceutical Co. Ltd. (b)	6,367	87,340
HLB Therapeutics Co. Ltd. (b)	25,459	150,333
HLB, Inc. (b)	30,915	1,162,148
HMM Co. Ltd.	70,833	945,880
Hotel Shilla Co. Ltd. (b)	7,245	190,450
HPSP Co. Ltd.	9,413	170,837
HS Hyosung Advanced Materials Corp.	620	73,707
Hugel, Inc. (b)	1,296	295,730
HYBE Co. Ltd.	7,031	1,129,723
Hyosung Corp.	1,488	48,609
Hyosung Heavy Industries Corp.	1,492	445,077
Hyosung TNC Corp.	406	60,103
Hyundai Bioscience Co. Ltd. (b)	10,785	79,738
Hyundai Department Store Co. Ltd. (b)	2,120	86,549
Hyundai Elevator Co. Ltd.	4,885	180,053
Hyundai Engineering & Construction Co. Ltd.	17,107	420,324
Hyundai Feed, Inc. (b) (c)	12,561	6,359
Hyundai Glovis Co. Ltd.	9,980	767,308
Hyundai Marine & Fire Insurance Co. Ltd. (b)	11,464	170,736
Hyundai Mobis Co. Ltd.	15,875	2,825,028
Hyundai Motor Co.	36,227	4,893,177
Hyundai Motor Co. Preference Shares (e)	9,675	981,502
Hyundai Motor Co. Preference Shares (e)	6,036	608,012
Hyundai Rotem Co. Ltd.	20,333	1,462,336
Hyundai Steel Co.	18,969	323,792
Hyundai Wia Corp.	3,319	100,305
Iljin Electric Co. Ltd.	7,848	136,112
Industrial Bank of Korea	66,386	644,163
Innocean Worldwide, Inc.	11,628	138,324
ISC Co. Ltd.	5,870	210,869
ISU Specialty Chemical (b)	7,025	204,871
IsuPetasys Co. Ltd.	12,315	308,117
JB Financial Group Co. Ltd.	28,335	337,110
JNTC Co. Ltd. (b)	7,289	74,038
Joongang Advanced Materials Co. Ltd. (b)	16,178	38,614

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jusung Engineering Co. Ltd.	10,171	$268,884
JYP Entertainment Corp.	7,133	287,942
Kakao Corp.	84,166	2,243,737
Kakao Games Corp. (b)	8,347	81,844
KakaoBank Corp.	44,429	670,943
Kakaopay Corp. (b)	8,181	160,264
Kangwon Land, Inc. (b)	21,244	241,594
KB Financial Group, Inc.	99,497	5,393,107
KCC Corp.	1,069	184,287
KEPCO Engineering & Construction Co., Inc.	3,524	138,605
KEPCO Plant Service & Engineering Co. Ltd.	3,509	100,033
KG Mobility Co. (b)	10,095	25,550
Kia Corp.	63,242	3,999,972
KIWOOM Securities Co. Ltd.	4,384	379,316
Koh Young Technology, Inc.	11,662	108,652
Kolmar Korea Co. Ltd.	2,978	127,934
Kolon Industries, Inc.	2,530	50,450
Korea Aerospace Industries Ltd.	20,387	1,047,192
Korea Electric Power Corp.	69,272	1,022,323
Korea Electric Terminal Co. Ltd.	599	27,387
Korea Gas Corp.	8,763	213,651
Korea Investment Holdings Co. Ltd.	9,412	470,653
Korea Zinc Co. Ltd.	1,302	689,447
Korean Air Lines Co. Ltd.	46,136	671,645
Korean Reinsurance Co.	41,079	228,427
Krafton, Inc. (b)	7,593	1,736,442
KT&G Corp.	27,844	1,915,158
Kum Yang Co. Ltd. (b)	8,903	57,525
Kumho Petrochemical Co. Ltd.	3,498	288,853
Kumho Tire Co., Inc. (b)	24,818	80,033
Kyung Dong Navien Co. Ltd.	1,463	71,815
L&F Co. Ltd. (b)	5,988	245,772
Lake Materials Co. Ltd.	7,818	74,507
LEENO Industrial, Inc.	3,095	402,720
LG Chem Ltd.	13,451	2,261,979
LG Corp.	26,223	1,156,554
LG Display Co. Ltd. (b)	71,602	431,501
LG Electronics, Inc.	28,803	1,519,303
LG Energy Solution Ltd. (b)	12,976	2,972,178
LG H&H Co. Ltd.	2,348	500,204
LG Innotek Co. Ltd.	3,277	360,135
LG Uplus Corp.	46,209	323,388
LIG Nex1 Co. Ltd.	3,602	613,200
LigaChem Biosciences, Inc. (b)	6,542	426,234
Lotte Chemical Corp.	4,266	190,334
Lotte Chilsung Beverage Co. Ltd.	412	29,938
Lotte Corp.	5,009	73,059
Lotte Energy Materials Corp. (b)	5,252	81,073
LOTTE Fine Chemical Co. Ltd.	2,494	63,068
Security Description	Shares	Value
LOTTE REIT Co. Ltd.	72,309	$171,271
Lotte Rental Co. Ltd.	2,023	38,946
Lotte Shopping Co. Ltd.	2,741	113,164
Lotte Wellfood Co. Ltd.	1,011	80,104
LS Corp.	4,087	297,284
LS Eco Energy Ltd.	4,815	101,341
LS Electric Co. Ltd.	3,457	423,214
LS Materials Ltd. (b)	6,861	50,105
Lunit, Inc. (b)	7,175	243,527
LX International Corp.	14,247	245,376
LX Semicon Co. Ltd.	2,737	100,761
Medytox, Inc.	1,333	125,784
Meritz Financial Group, Inc.	25,275	2,112,934
Mezzion Pharma Co. Ltd. (b)	6,067	139,186
Mirae Asset Securities Co. Ltd.	56,403	353,744
Naturecell Co. Ltd. (b)	12,479	243,055
NAVER Corp.	38,512	5,032,890
NCSoft Corp.	3,175	323,368
Netmarble Corp. (d)	5,495	146,992
Nexon Games Co. Ltd. (b)	6,243	52,886
NEXTIN, Inc.	1,384	54,230
NH Investment & Securities Co. Ltd.	36,806	353,119
NICE Information Service Co. Ltd.	10,100	80,125
NKMax Co. Ltd. (b) (c)	18,462	6,332
NongShim Co. Ltd.	723	199,131
OCI Holdings Co. Ltd.	2,996	132,577
Orion Corp.	4,950	397,526
Orion Holdings Corp.	5,222	56,956
Oscotec, Inc. (b)	5,686	116,946
Ottogi Corp.	406	114,197
Pan Ocean Co. Ltd.	57,731	133,119
Paradise Co. Ltd.	12,649	94,430
Park Systems Corp.	970	138,669
Pearl Abyss Corp. (b)	6,377	130,655
People & Technology, Inc.	3,700	98,935
Peptron, Inc. (b)	5,198	327,640
PharmaResearch Co. Ltd.	1,311	298,211
Poongsan Corp.	3,880	165,036
Posco DX Co. Ltd.	11,689	196,105
POSCO Future M Co. Ltd. (b)	7,311	603,886
POSCO Holdings, Inc.	18,424	3,513,613
Posco International Corp.	12,452	419,816
PSK Holdings, Inc.	1,526	37,374
Rainbow Robotics (b)	2,812	508,166
S-1 Corp.	3,092	135,858
Sam Chun Dang Pharm Co. Ltd.	5,249	596,513
Samsung Biologics Co. Ltd. (b) (d)	4,914	3,410,368
Samsung C&T Corp.	23,658	1,889,695
Samsung E&A Co. Ltd.	41,731	564,720
Samsung Electro-Mechanics Co. Ltd.	16,695	1,478,743
Samsung Electronics Co. Ltd.	1,265,832	50,184,494

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd. Preference Shares	229,090	$7,415,041
Samsung Fire & Marine Insurance Co. Ltd.	8,150	1,989,000
Samsung Heavy Industries Co. Ltd. (b)	178,965	1,650,842
Samsung Life Insurance Co. Ltd.	21,187	1,197,704
Samsung SDI Co. Ltd.	14,641	1,892,099
Samsung SDS Co. Ltd.	11,326	896,885
Samsung Securities Co. Ltd.	14,135	437,650
Samyang Foods Co. Ltd.	1,103	647,711
Sanil Electric Co. Ltd.	4,288	153,785
SD Biosensor, Inc.	6,738	42,411
SeAH Besteel Holdings Corp.	1,754	20,979
SeAH Steel Holdings Corp.	1,440	234,075
Sebang Global Battery Co. Ltd.	1,623	72,105
Seegene, Inc.	5,723	86,180
Seojin System Co. Ltd. (b)	5,942	83,985
SFA Engineering Corp.	4,891	70,820
SHIFT UP Corp. (b)	5,092	193,778
Shinhan Financial Group Co. Ltd.	113,318	3,626,499
Shinsegae, Inc.	1,389	129,502
Shinsung Delta Tech Co. Ltd.	3,443	135,914
Silicon2 Co. Ltd. (b)	7,124	119,871
SK Biopharmaceuticals Co. Ltd. (b)	8,337	568,642
SK Bioscience Co. Ltd. (b)	6,365	170,725
SK Chemicals Co. Ltd.	1,680	45,023
SK Discovery Co. Ltd.	2,244	58,577
SK Gas Ltd.	498	83,687
SK Hynix, Inc.	147,726	19,692,758
SK IE Technology Co. Ltd. (b) (d)	6,160	93,794
SK Innovation Co. Ltd. (b)	17,196	1,322,997
SK Networks Co. Ltd.	38,191	105,812
SK oceanplant Co. Ltd. (b)	5,577	46,520
SK REITs Co. Ltd.	61,379	205,110
SK Square Co. Ltd. (b)	25,104	1,608,090
SK Telecom Co. Ltd.	14,291	538,307
SK, Inc.	9,648	854,010
SKC Co. Ltd. (b)	4,369	310,054
SL Corp.	1,756	46,309
SM Entertainment Co. Ltd.	2,962	216,974
SNT Motiv Co. Ltd.	1,876	33,060
S-Oil Corp.	10,391	396,766
SOLUM Co. Ltd. (b)	10,424	118,649
Solus Advanced Materials Co. Ltd.	5,776	30,472
Soop Co. Ltd.	1,389	77,225
Soulbrain Co. Ltd.	779	100,949
ST Pharm Co. Ltd.	2,098	103,676
Studio Dragon Corp. (b)	2,238	73,838
Synopex, Inc. (b)	14,436	68,833
Taesung Co. Ltd. (b)	8,517	145,560
Security Description	Shares	Value
Taihan Electric Wire Co. Ltd. (b)	30,467	$239,641
TCC Steel	3,940	57,233
TechWing, Inc.	9,109	201,288
TKG Huchems Co. Ltd.	1,984	21,209
Tokai Carbon Korea Co. Ltd.	1,212	66,275
Voronoi, Inc. (b)	3,210	234,931
VT Co. Ltd. (b)	4,639	98,764
Wemade Co. Ltd. (b)	4,152	82,347
WONIK IPS Co. Ltd.	5,486	91,651
Woori Financial Group, Inc.	159,783	1,804,380
YC Corp. (b)	6,775	51,023
YG Entertainment, Inc.	2,609	112,201
Youlchon Chemical Co. Ltd.	2,226	39,432
Youngone Corp.	4,506	150,750
Youngone Holdings Co. Ltd.	1,025	62,482
Yuhan Corp.	14,955	1,118,965
		226,197,061
SPAIN — 1.8%
Acciona SA	6,517	852,095
Acerinox SA	44,014	515,068
ACS Actividades de Construccion y Servicios SA	47,063	2,690,830
Aena SME SA (d)	19,458	4,560,283
Almirall SA (a)	17,777	188,283
Amadeus IT Group SA	118,924	9,098,297
AmRest Holdings SE	15,970	70,178
Atresmedia Corp. de Medios de Comunicacion SA	20,752	116,263
Audax Renovables SA (b)	30,037	48,215
Banco Bilbao Vizcaya Argentaria SA	1,521,407	20,742,401
Banco de Sabadell SA	1,446,560	4,057,312
Banco Santander SA	3,999,994	26,920,204
Bankinter SA (a)	177,964	1,976,089
Befesa SA (d)	8,540	237,008
CaixaBank SA (a)	1,041,732	8,106,563
Cellnex Telecom SA (b) (d)	139,873	4,967,254
CIE Automotive SA	9,535	232,596
Construcciones y Auxiliar de Ferrocarriles SA	3,468	152,093
Distribuidora Internacional de Alimentacion SA (b)	3,493	80,745
EDP Renovaveis SA (a)	85,716	713,420
eDreams ODIGEO SA (b)	18,564	144,380
Enagas SA (a)	56,204	808,310
Ence Energia y Celulosa SA (a)	35,434	120,062
Endesa SA	83,318	2,205,004
Fluidra SA	28,166	662,449
Gestamp Automocion SA (a) (d)	33,976	95,645
Grenergy Renovables SA (b)	1,485	65,608
Grifols SA (a) (b)	84,428	750,893
Iberdrola SA	1,538,116	24,812,365
Indra Sistemas SA	24,394	706,423

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Industria de Diseno Textil SA	287,959	$14,323,441
Inmobiliaria Colonial Socimi SA REIT	60,223	354,687
Laboratorios Farmaceuticos Rovi SA	4,490	250,078
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	102,412	134,521
Logista Integral SA	14,361	455,951
Mapfre SA	217,548	669,577
Melia Hotels International SA	25,327	174,286
Merlin Properties Socimi SA REIT	94,567	1,007,684
Neinor Homes SA (a) (d)	7,187	105,225
Pharma Mar SA	2,303	202,624
Prosegur Cash SA (a) (d)	40,918	30,233
Redeia Corp. SA	107,127	2,147,989
Repsol SA	305,532	4,052,584
Sacyr SA	127,010	442,604
Solaria Energia y Medio Ambiente SA (a) (b)	16,480	122,625
Talgo SA (b) (d)	13,385	49,352
Tecnicas Reunidas SA (b)	12,804	221,531
Telefonica SA (a)	1,047,777	4,933,550
Unicaja Banco SA (d)	271,526	501,618
Vidrala SA	6,287	629,693
Viscofan SA (a)	10,298	710,818
		148,217,007
SWEDEN — 2.2%
AAK AB	48,346	1,350,281
AcadeMedia AB (d)	15,147	119,576
AddLife AB Class B	31,354	453,424
Addnode Group AB	27,720	273,784
AddTech AB Class B	69,158	2,026,819
AFRY AB	23,673	451,073
Alfa Laval AB (a)	76,465	3,280,632
Alimak Group AB (d)	25,204	331,701
Alleima AB (a)	50,067	419,648
Alligo AB Class B (a)	5,062	67,902
Ambea AB (d)	28,819	314,897
AQ Group AB (a)	19,140	306,321
Arjo AB Class B	74,541	275,380
Asmodee Group AB Class B (a) (b)	30,290	275,909
Assa Abloy AB Class B	264,849	7,956,398
Atea ASA	21,003	258,384
Atlas Copco AB Class A	706,444	11,291,859
Atlas Copco AB Class B	412,449	5,803,774
Atrium Ljungberg AB Class B (a)	12,994	214,321
Attendo AB (d)	18,258	109,397
Avanza Bank Holding AB (a)	33,471	1,023,023
Axfood AB (a)	28,850	648,508
Beijer Ref AB (a)	102,418	1,441,709
Betsson AB Class B	26,995	418,539
Bilia AB Class A	14,418	184,942
Security Description	Shares	Value
Billerud Aktiebolag	68,390	$706,534
BioArctic AB (a) (b) (d)	7,654	141,123
BioGaia AB Class B	31,050	340,326
Biotage AB	25,774	246,448
Boliden AB	72,273	2,373,050
BoneSupport Holding AB (b) (d)	15,103	443,451
Boozt AB (a) (b) (d)	10,974	110,340
Bravida Holding AB (d)	49,701	450,247
Bufab AB (a)	6,983	278,660
Bure Equity AB	13,517	437,137
Camurus AB (b)	8,577	487,862
Castellum AB (a) (b)	104,860	1,156,423
Catena AB (a)	10,928	473,234
Cibus Nordic Real Estate AB publ (a)	15,201	224,225
Clas Ohlson AB Class B	7,371	170,983
Cloetta AB Class B	28,896	81,581
Corem Property Group AB Class B (a)	130,068	60,280
Creades AB Class A	14,930	113,669
Dios Fastigheter AB (b)	40,777	270,153
Dometic Group AB (d)	69,010	294,828
Electrolux AB Class B (a) (b)	58,515	479,469
Electrolux Professional AB Class B (a)	57,720	359,130
Elekta AB Class B	98,077	515,396
Embracer Group AB (a) (b)	30,290	320,509
Engcon AB	12,692	115,734
Epiroc AB Class A	177,437	3,574,958
Epiroc AB Class B	103,062	1,816,470
EQT AB	100,455	3,065,220
Essity AB Class B (a)	162,269	4,613,334
Evolution AB (a) (d)	42,864	3,195,891
Fabege AB (a)	53,473	433,848
Fastighets AB Balder Class B (b)	205,938	1,289,534
FastPartner AB Class A (a)	13,270	70,147
Fortnox AB (a)	129,797	1,131,648
Getinge AB Class B	60,864	1,312,723
Granges AB	35,420	403,272
H & M Hennes & Mauritz AB Class B (a)	148,300	1,957,393
Hemnet Group AB	23,456	778,479
Hexagon AB Class B	548,614	5,868,466
Hexatronic Group AB (a) (b)	27,906	69,225
Hexpol AB	70,177	614,092
HMS Networks AB (a)	8,703	383,949
Hoist Finance AB (b) (d)	9,870	69,519
Holmen AB Class B (a)	19,373	767,699
Hufvudstaden AB Class A (a)	25,389	286,570
Husqvarna AB Class B (a)	84,931	403,698
Industrivarden AB Class A	32,340	1,189,028
Industrivarden AB Class C	41,769	1,535,497
Indutrade AB	72,202	2,002,188
Instalco AB (a)	47,213	145,104
Investment AB Latour Class B	39,397	1,073,100

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Investor AB Class B (a)	450,499	$13,444,678
INVISIO AB	9,060	346,342
Inwido AB	14,516	291,585
JM AB (a)	12,817	184,263
Kinnevik AB Class B (a)	64,717	457,130
L E Lundbergforetagen AB Class B	20,223	1,013,994
Lifco AB Class B (a)	61,597	2,186,536
Lindab International AB (a)	17,669	343,045
Loomis AB	17,258	699,469
Medicover AB Class B	15,499	294,122
MEKO AB	8,779	106,623
MIPS AB	6,305	242,160
Modern Times Group MTG AB Class B (b)	30,302	342,712
Munters Group AB (d)	34,357	351,407
Mycronic AB	21,091	886,155
NCAB Group AB	38,365	196,374
NCC AB Class B	21,013	398,975
New Wave Group AB Class B (a)	23,414	233,488
Nibe Industrier AB Class B	411,197	1,565,033
Nolato AB Class B	43,985	249,370
Nordnet AB publ	36,812	856,579
Norion Bank AB (b)	28,130	97,033
NP3 Fastigheter AB (a)	5,090	119,078
Nyfosa AB (b)	39,890	347,868
Pandox AB (a)	28,642	493,852
Paradox Interactive AB (a)	7,501	136,055
Peab AB Class B	38,686	296,324
Platzer Fastigheter Holding AB Class B	9,670	72,075
Ratos AB Class B (a)	39,105	125,589
Rusta AB	11,872	78,064
Saab AB Class B (a)	85,230	3,353,429
Sagax AB Class B	58,070	1,219,176
Samhallsbyggnadsbolaget i Norden AB (a)	170,381	57,647
Sandvik AB	281,742	5,929,405
Scandic Hotels Group AB (d)	37,033	274,688
Sdiptech AB Class B (b)	6,902	126,495
Sectra AB Class B	36,125	862,830
Securitas AB Class B	135,912	1,924,569
Skandinaviska Enskilda Banken AB Class A (a) (b)	423,834	6,977,254
Skanska AB Class B (b)	89,921	1,985,973
SKF AB Class B (a) (b)	90,707	1,838,819
SkiStar AB	6,323	102,802
SSAB AB Class A	51,377	318,975
SSAB AB Class B	158,764	968,015
Storskogen Group AB Class B	326,603	425,087
Surgical Science Sweden AB (a) (b)	8,795	107,605
Svenska Cellulosa AB SCA Class B (a) (b)	163,688	2,161,171
Svenska Handelsbanken AB Class A (a)	392,719	4,441,280
Security Description	Shares	Value
Svolder AB Class B	24,332	$135,121
Sweco AB Class B	52,669	945,988
Swedbank AB Class A (a)	224,342	5,112,678
SwedenCare AB	13,025	49,247
Swedish Orphan Biovitrum AB (b)	52,100	1,493,984
Synsam AB (a)	17,055	75,809
Tele2 AB Class B	147,478	1,990,089
Telefonaktiebolaget LM Ericsson Class B (a)	739,958	5,761,269
Telia Co. AB (a)	627,772	2,267,956
Thule Group AB (d)	28,133	810,131
Trelleborg AB Class B	56,689	2,109,762
Troax Group AB	8,337	145,585
Truecaller AB Class B	59,414	403,299
VBG Group AB Class B	4,204	117,255
Vimian Group AB (a) (b)	58,507	248,193
Vitec Software Group AB Class B (a)	9,071	492,601
Vitrolife AB (a)	17,730	286,317
Volvo AB Class B (b)	427,690	12,556,087
Wallenstam AB Class B (a)	80,636	346,543
Wihlborgs Fastigheter AB (a)	73,622	723,753
Xvivo Perfusion AB (b)	5,791	162,958
Yubico AB (a) (b)	10,248	185,530
		183,951,398
SWITZERLAND — 3.0%
ABB Ltd.	417,905	21,561,813
Accelleron Industries AG	25,173	1,167,113
Adecco Group AG (a)	45,441	1,366,364
Allreal Holding AG	3,974	826,166
ALSO Holding AG (a)	1,574	429,981
Arbonia AG (a) (b)	9,785	122,786
Aryzta AG (b)	225,832	502,877
Autoneum Holding AG	788	103,315
Avolta AG	24,365	1,067,237
Bachem Holding AG (a)	8,980	530,368
Baloise Holding AG	10,980	2,304,299
Banque Cantonale Vaudoise (a)	8,015	875,770
Barry Callebaut AG (a)	949	1,256,797
Basilea Pharmaceutica Ag Allschwil (b)	2,131	109,306
Belimo Holding AG	2,621	1,615,793
BKW AG	5,575	975,035
Bossard Holding AG Class A (a)	1,440	313,851
Bucher Industries AG (a)	1,773	744,100
Burckhardt Compression Holding AG	814	549,559
Burkhalter Holding AG	1,578	187,021
Bystronic AG (a)	386	137,211
Cembra Money Bank AG	7,983	899,508
Chocoladefabriken Lindt & Spruengli AG (a) (e)	248	3,352,630

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (e)	28	$3,674,117
Cie Financiere Richemont SA Class A	142,052	24,796,018
Clariant AG (a)	54,858	594,486
Comet Holding AG (a)	2,088	525,704
Daetwyler Holding AG Bearer Shares	1,737	226,168
DKSH Holding AG	9,519	724,807
dormakaba Holding AG	760	567,305
Dottikon Es Holding AG (a) (b)	702	147,516
DSM-Firmenich AG	49,495	4,894,928
EFG International AG	21,977	327,807
Emmi AG (a)	492	451,465
EMS-Chemie Holding AG	1,852	1,261,748
Flughafen Zurich AG	5,310	1,259,616
Forbo Holding AG (a)	255	232,584
Galderma Group AG (a) (b)	24,415	2,582,098
Galenica AG (d)	13,490	1,213,797
Geberit AG	8,895	5,572,282
Georg Fischer AG (a)	20,733	1,517,339
Givaudan SA	2,440	10,474,281
Helvetia Holding AG	9,877	2,048,491
Hiag Immobilien Holding AG	1,202	128,901
Huber & Suhner AG	3,513	294,764
Implenia AG (a)	3,239	147,132
Inficon Holding AG	455	477,398
International Workplace Group PLC	185,466	432,578
Interroll Holding AG (a)	193	457,308
Intershop Holding AG	1,410	215,464
Julius Baer Group Ltd. (a)	54,658	3,788,460
Kardex Holding AG	1,645	435,105
Komax Holding AG (a)	788	89,421
Kuehne & Nagel International AG	12,852	2,967,754
Kuros Biosciences AG (a) (b)	6,332	138,285
Landis & Gyr Group AG	5,697	338,623
LEM Holding SA (a)	117	94,054
Logitech International SA	40,337	3,417,770
Lonza Group AG	19,085	11,789,468
Medacta Group SA (d)	1,848	264,015
Medmix AG (a) (d)	7,663	90,077
Metall Zug AG Class B (a)	59	73,309
Mobilezone Holding AG (a)	8,564	123,816
Mobimo Holding AG (b)	1,932	682,396
OC Oerlikon Corp. AG Pfaffikon (a) (b)	40,233	183,506
Partners Group Holding AG	5,977	8,505,997
PSP Swiss Property AG	12,375	1,933,131
R&S Group Holding AG	5,207	108,903
Rieter Holding AG (a)	687	56,866
Sandoz Group AG	111,348	4,669,007
Schindler Holding AG (e)	10,834	3,395,310
Schindler Holding AG (e)	6,063	1,837,303
Schweiter Technologies AG (a)	187	84,649
Sensirion Holding AG (b) (d)	2,062	160,579
Security Description	Shares	Value
SFS Group AG (a)	4,658	$588,661
SGS SA	40,340	4,019,198
Siegfried Holding AG (a)	1,081	1,110,705
SIG Group AG (a)	82,508	1,525,434
Sika AG	40,246	9,802,735
SKAN Group AG (a)	3,808	299,561
Sonova Holding AG	13,486	3,937,424
Stadler Rail AG (a)	11,837	277,368
Straumann Holding AG (a)	29,426	3,562,227
Sulzer AG	5,014	855,160
Sunrise Communications AG Class A (b)	17,880	867,826
Swatch Group AG Bearer Shares (a)	7,639	1,317,245
Swiss Life Holding AG	7,584	6,918,564
Swiss Prime Site AG	20,857	2,559,387
Swisscom AG	6,892	3,971,301
Swissquote Group Holding SA	2,855	1,233,110
Tecan Group AG (a)	3,460	658,327
Temenos AG	14,530	1,128,076
TX Group AG	797	161,247
u-blox Holding AG (a)	1,683	146,628
UBS Group AG	869,087	26,692,146
Valiant Holding AG (a)	3,826	517,261
VAT Group AG (d)	7,184	2,589,411
Vetropack Holding AG	2,150	68,163
Vontobel Holding AG	7,507	545,966
Ypsomed Holding AG (a)	928	359,199
Zehnder Group AG	1,784	101,578
Zurich Insurance Group AG	38,635	26,966,014
		254,252,728
TAIWAN — 5.0%
Ability Opto-Electronics Technology Co. Ltd. (a)	39,000	178,173
AcBel Polytech, Inc.	176,775	155,658
Accton Technology Corp.	133,000	2,356,361
Acer, Inc.	804,000	867,693
Acter Group Corp. Ltd.	33,000	355,087
Actron Technology Corp.	15,148	64,174
ADATA Technology Co. Ltd.	72,839	189,901
Advanced Energy Solution Holding Co. Ltd.	7,000	179,085
Advanced Wireless Semiconductor Co.	33,000	82,475
Advancetek Enterprise Co. Ltd.	52,000	128,599
Advantech Co. Ltd.	129,855	1,483,758
Airoha Technology Corp.	9,000	151,782
Alchip Technologies Ltd.	21,000	1,770,246
All Ring Tech Co. Ltd.	33,000	270,755
Allied Supreme Corp.	6,000	49,388
Allis Electric Co. Ltd.	41,810	128,820
Ambassador Hotel	38,000	57,559
Andes Technology Corp. (b)	11,000	106,786
AP Memory Technology Corp.	19,000	145,967
Apex Dynamics, Inc. (a)	10,000	224,951

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arcadyan Technology Corp.	36,487	$250,090
Ardentec Corp.	109,000	244,079
ASE Technology Holding Co. Ltd. (a)	943,325	4,145,647
Asia Cement Corp.	570,000	805,524
Asia Optical Co., Inc.	92,000	387,985
Asia Vital Components Co. Ltd.	85,502	1,210,705
ASMedia Technology, Inc.	13,000	704,747
ASPEED Technology, Inc.	7,400	685,281
ASROCK, Inc.	12,000	67,934
Asustek Computer, Inc.	185,000	3,442,138
AUO Corp. (a)	2,045,800	837,601
AURAS Technology Co. Ltd.	20,000	329,846
BES Engineering Corp.	298,000	96,143
Bizlink Holding, Inc.	46,780	727,140
Bora Pharmaceuticals Co. Ltd.	13,092	268,661
Brighton-Best International Taiwan, Inc.	68,000	73,572
C Sun Manufacturing Ltd.	41,000	181,914
Caliway Biopharmaceuticals Co. Ltd. (b)	28,000	665,433
Capital Securities Corp.	343,000	265,024
Catcher Technology Co. Ltd.	170,000	1,083,213
Cathay Financial Holding Co. Ltd.	2,462,606	4,595,310
Cathay Real Estate Development Co. Ltd.	120,000	78,367
Center Laboratories, Inc.	95,592	105,902
Central Reinsurance Co. Ltd.	73,000	59,983
Century Iron & Steel Industrial Co. Ltd.	51,000	246,687
Chailease Holding Co. Ltd.	399,652	1,413,305
Chang Hwa Commercial Bank Ltd.	2,129,048	1,144,934
Chang Wah Electromaterials, Inc.	39,000	49,679
Chang Wah Technology Co. Ltd.	155,000	165,511
Channel Well Technology Co. Ltd.	59,000	147,943
Charoen Pokphand Enterprise	38,500	114,565
Chenbro Micom Co. Ltd.	21,000	161,833
Cheng Loong Corp.	555,000	314,763
Cheng Shin Rubber Industry Co. Ltd.	439,000	667,270
Cheng Uei Precision Industry Co. Ltd.	59,000	99,438
Chenming Electronic Technology Corp. (a)	26,000	87,064
Chicony Electronics Co. Ltd.	181,491	928,981
Chicony Power Technology Co. Ltd.	27,000	92,992
Chief Telecom, Inc.	11,000	143,260
China Airlines Ltd.	876,000	598,767
China Bills Finance Corp.	288,000	130,422
China Motor Corp.	83,000	182,480
Security Description	Shares	Value
China Petrochemical Development Corp. (b)	734,221	$163,434
China Steel Chemical Corp.	35,000	100,033
China Steel Corp. (a)	3,133,000	2,123,833
Chipbond Technology Corp.	142,000	279,763
ChipMOS Technologies, Inc.	103,000	91,027
Chong Hong Construction Co. Ltd.	40,000	119,925
Chroma ATE, Inc.	92,000	803,924
Chung Hung Steel Corp.	220,000	137,606
Chung Hwa Pulp Corp. (b)	235,000	107,031
Chung-Hsin Electric & Machinery Manufacturing Corp.	85,000	340,178
Chunghwa Precision Test Tech Co. Ltd.	3,000	60,034
Chunghwa Telecom Co. Ltd.	1,013,000	3,935,385
Cleanaway Co. Ltd.	14,000	80,491
Clevo Co.	89,000	126,585
Compal Electronics, Inc.	1,153,000	1,120,755
Compeq Manufacturing Co. Ltd.	215,000	371,518
Continental Holdings Corp.	110,000	91,208
Coretronic Corp.	42,000	93,679
Crowell Development Corp.	88,000	107,403
CSBC Corp. Taiwan (b)	161,954	82,516
CTBC Financial Holding Co. Ltd.	4,288,009	5,155,602
CTCI Corp.	119,000	143,673
CyberPower Systems, Inc.	8,000	68,373
Da-Li Development Co. Ltd.	57,596	83,933
Delpha Construction Co. Ltd.	76,000	90,222
Delta Electronics, Inc.	546,630	6,045,867
Depo Auto Parts Ind Co. Ltd.	33,000	194,760
Dynamic Holding Co. Ltd.	41,000	56,533
Dynapack International Technology Corp.	87,000	452,571
E Ink Holdings, Inc.	227,000	1,847,962
E.Sun Financial Holding Co. Ltd.	3,801,026	3,322,808
Eclat Textile Co. Ltd.	51,182	687,966
ECOVE Environment Corp.	25,000	219,399
EirGenix, Inc. (b)	73,000	154,375
Elan Microelectronics Corp.	62,000	256,917
Elite Advanced Laser Corp. (b)	32,000	232,249
Elite Material Co. Ltd.	80,000	1,339,942
Elite Semiconductor Microelectronics Technology, Inc.	103,000	176,474
eMemory Technology, Inc.	17,000	1,195,230
Ennoconn Corp.	19,233	165,907
Ennostar, Inc.	141,000	168,974
Episil Technologies, Inc. (b)	51,579	65,675
Eternal Materials Co. Ltd.	186,000	157,180
Eva Airways Corp.	729,121	897,118
Evergreen Aviation Technologies Corp.	39,000	115,961

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Evergreen International Storage & Transport Corp.	59,000	$56,600
Evergreen Marine Corp. Taiwan Ltd. (a)	266,673	1,787,941
EVERGREEN Steel Corp.	38,000	101,568
Everlight Electronics Co. Ltd.	90,000	224,314
EZconn Corp.	147	1,880
Far Eastern Department Stores Ltd.	162,000	119,102
Far Eastern International Bank	538,921	219,056
Far Eastern New Century Corp.	749,620	748,554
Far EasTone Telecommunications Co. Ltd.	491,000	1,367,840
Faraday Technology Corp.	53,738	353,083
Farglory Land Development Co. Ltd.	76,000	159,011
Feng Hsin Steel Co. Ltd.	99,000	202,964
Feng TAY Enterprise Co. Ltd.	130,067	472,073
First Financial Holding Co. Ltd.	2,950,695	2,421,122
Fitipower Integrated Technology, Inc.	17,544	103,791
FLEXium Interconnect, Inc.	66,000	121,017
FocalTech Systems Co. Ltd.	43,000	87,120
Formosa Chemicals & Fibre Corp. (a)	1,069,000	846,873
Formosa International Hotels Corp.	16,000	99,669
Formosa Plastics Corp. (a)	1,079,000	1,198,941
Formosa Sumco Technology Corp.	21,000	52,665
Formosa Taffeta Co. Ltd.	154,000	83,801
Fortune Electric Co. Ltd.	33,600	463,198
Fositek Corp.	12,000	213,832
Foxconn Technology Co. Ltd.	237,180	448,371
Foxsemicon Integrated Technology, Inc.	19,000	157,231
Fubon Financial Holding Co. Ltd.	2,223,612	5,782,002
Fulgent Sun International Holding Co. Ltd.	34,300	123,981
Fusheng Precision Co. Ltd.	24,000	253,164
Gallant Precision Machining Co. Ltd.	46,000	101,701
General Interface Solution Holding Ltd. (b)	52,000	74,335
Genius Electronic Optical Co. Ltd.	19,396	232,402
Getac Holdings Corp. (b)	81,000	280,304
Giant Manufacturing Co. Ltd.	69,994	299,306
Gigabyte Technology Co. Ltd.	144,000	1,071,060
Global Brands Manufacture Ltd.	72,000	140,512
Global Mixed Mode Technology, Inc.	16,000	110,798
Global Unichip Corp.	21,000	682,480
Globalwafers Co. Ltd. (a)	75,000	728,389
Security Description	Shares	Value
Gloria Material Technology Corp.	174,000	$236,347
Gold Circuit Electronics Ltd.	75,100	465,145
Goldsun Building Materials Co. Ltd.	181,715	224,761
Gourmet Master Co. Ltd.	30,000	82,546
Grand Process Technology Corp.	4,000	114,457
Grape King Bio Ltd.	29,000	123,688
Great Tree Pharmacy Co. Ltd.	16,684	80,502
Great Wall Enterprise Co. Ltd.	124,688	217,644
Greatek Electronics, Inc.	75,000	131,327
Gudeng Precision Industrial Co. Ltd.	11,934	145,045
Hannstar Board Corp.	30,360	48,389
HannStar Display Corp. (b)	471,000	107,911
HD Renewable Energy Co. Ltd. (a)	17,000	103,761
Highwealth Construction Corp.	311,801	411,393
Hiwin Technologies Corp.	72,034	530,884
Hiyes International Co. Ltd. (a)	16,000	70,948
Hon Hai Precision Industry Co. Ltd.	3,399,320	15,333,611
Hota Industrial Manufacturing Co. Ltd. (a)	33,841	65,827
Hotai Finance Co. Ltd.	58,080	129,999
Hotai Motor Co. Ltd.	81,260	1,488,661
Hsin Kuang Steel Co. Ltd.	44,000	62,304
HTC Corp. (b)	166,000	198,375
Hu Lane Associate, Inc.	13,325	63,672
HUA ENG Wire & Cable Co. Ltd.	175,000	136,666
Hua Nan Financial Holdings Co. Ltd.	2,430,453	2,055,140
Huaku Development Co. Ltd.	57,200	190,799
Hwang Chang General Contractor Co. Ltd.	56,673	142,476
IBF Financial Holdings Co. Ltd.	474,125	184,233
I-Chiun Precision Industry Co. Ltd. (a)	69,000	189,518
Innodisk Corp.	26,223	200,063
Innolux Corp.	2,204,168	1,013,899
Insyde Software Corp.	11,000	94,210
International Games System Co. Ltd.	68,000	1,600,998
Inventec Corp. (a)	732,000	948,098
ITE Technology, Inc.	33,000	140,130
ITEQ Corp.	36,188	69,673
ITH Corp. (b)	167,000	271,750
J&V Energy Technology Co. Ltd.	22,000	101,340
Jentech Precision Industrial Co. Ltd.	22,999	692,662
Johnson Health Tech Co. Ltd.	38,000	228,162
JPC connectivity, Inc.	17,000	63,621

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
JSL Construction & Development Co. Ltd.	30,210	$76,223
Kaori Heat Treatment Co. Ltd.	35,000	238,473
Kenda Rubber Industrial Co. Ltd.	123,901	98,716
Kenmec Mechanical Engineering Co. Ltd. (b)	39,220	79,596
Kerry TJ Logistics Co. Ltd.	23,000	26,146
KGI Financial Holding Co. Ltd.	4,286,908	2,238,729
Kindom Development Co. Ltd.	76,300	123,209
King Slide Works Co. Ltd.	16,000	815,097
King Yuan Electronics Co. Ltd.	301,000	816,870
King's Town Bank Co. Ltd.	220,000	327,696
Kinik Co.	21,000	138,896
Kinpo Electronics	293,000	192,628
Kinsus Interconnect Technology Corp.	61,000	152,445
KMC Kuei Meng International, Inc.	6,000	20,364
L&K Engineering Co. Ltd.	54,315	388,535
Lai Yih Footwear Co. Ltd. (a)	17,000	179,559
LandMark Optoelectronics Corp.	28,000	245,776
Largan Precision Co. Ltd.	27,000	1,944,652
Lian HWA Food Corp.	24,200	93,758
Lien Hwa Industrial Holdings Corp.	215,485	318,233
Lite-On Technology Corp.	575,419	1,598,104
Longchen Paper & Packaging Co. Ltd. (b)	190,800	58,956
Lotes Co. Ltd.	23,337	987,424
Lotus Pharmaceutical Co. Ltd.	49,000	330,754
Lumosa Therapeutics Co. Ltd. (b)	24,465	131,158
LuxNet Corp. (a)	31,541	163,665
M31 Technology Corp.	4,800	85,551
Machvision, Inc.	24,000	346,329
Macronix International Co. Ltd.	372,000	234,826
Makalot Industrial Co. Ltd. (a)	53,118	492,940
Marketech International Corp.	35,000	166,469
Materials Analysis Technology, Inc.	40,000	201,827
MediaTek, Inc.	409,000	17,628,082
Medigen Vaccine Biologics Corp. (b)	61,041	89,334
Mega Financial Holding Co. Ltd.	3,035,019	3,678,825
Mercuries Life Insurance Co. Ltd. (b)	722,893	136,086
Merida Industry Co. Ltd. (a)	53,000	242,951
Merry Electronics Co. Ltd.	39,071	143,554
Microbio Co. Ltd. (b)	70,790	55,856
Micro-Star International Co. Ltd.	245,000	1,209,793
Mitac Holdings Corp. (b)	193,160	326,163
momo.com, Inc.	18,000	189,884
MPI Corp.	18,000	364,594
Security Description	Shares	Value
Namchow Holdings Co. Ltd.	43,000	$61,756
Nan Kang Rubber Tire Co. Ltd.	67,000	78,922
Nan Pao Resins Chemical Co. Ltd.	27,000	295,613
Nan Ya Plastics Corp.	1,674,000	1,525,157
Nan Ya Printed Circuit Board Corp. (a)	50,000	155,219
Nantex Industry Co. Ltd.	69,000	61,820
Nanya Technology Corp. (b)	294,000	337,713
Nien Made Enterprise Co. Ltd.	44,000	528,198
North-Star International Co. Ltd.	33,895	50,404
Novatek Microelectronics Corp.	154,000	2,560,120
Nuvoton Technology Corp.	44,000	103,835
O-Bank Co. Ltd.	312,000	93,091
OBI Pharma, Inc. (b)	55,296	97,657
Oneness Biotech Co. Ltd. (b)	75,334	148,033
Orient Semiconductor Electronics Ltd.	121,000	117,188
Pan Jit International, Inc.	62,000	95,815
Pan-International Industrial Corp.	108,000	147,974
Parade Technologies Ltd.	18,000	311,164
Pegatron Corp.	535,000	1,367,318
Pegavision Corp.	13,257	144,780
PharmaEssentia Corp. (b)	59,000	930,489
Phihong Technology Co. Ltd. (b)	62,268	50,250
Phison Electronics Corp.	37,000	595,996
Phoenix Silicon International Corp.	34,000	121,982
Pixart Imaging, Inc.	30,000	204,883
Polaris Group (b)	108,727	122,354
Pou Chen Corp.	543,000	582,246
Powerchip Semiconductor Manufacturing Corp. (b)	680,000	316,323
Powertech Technology, Inc.	155,000	580,721
Poya International Co. Ltd.	12,456	179,941
President Chain Store Corp.	151,000	1,143,791
President Securities Corp.	167,320	124,111
Primax Electronics Ltd.	87,000	219,045
Prince Housing & Development Corp.	113,000	34,404
Promate Electronic Co. Ltd.	114,000	236,441
Qisda Corp.	341,000	300,420
Quanta Computer, Inc. (a)	747,000	5,197,360
Quanta Storage, Inc.	61,000	157,925
Radiant Opto-Electronics Corp.	115,000	628,917
Raydium Semiconductor Corp.	14,000	144,624
Realtek Semiconductor Corp.	132,000	2,104,410
RichWave Technology Corp. (b)	23,781	114,510
Ruentex Development Co. Ltd.	368,416	393,201

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ruentex Engineering & Construction Co.	15,400	$82,256
Ruentex Industries Ltd.	136,295	244,817
Run Long Construction Co. Ltd.	115,236	122,725
Sakura Development Co. Ltd.	102,193	195,145
Sanyang Motor Co. Ltd.	154,000	328,686
Scientech Corp.	18,000	152,874
SDI Corp.	35,000	86,564
Sercomm Corp.	63,000	224,667
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,600,843
Shihlin Electric & Engineering Corp.	54,000	242,117
Shin Kong Financial Holding Co. Ltd. (b)	4,018,719	1,483,200
Shin Zu Shing Co. Ltd.	34,820	240,411
Shinfox Energy Co. Ltd.	20,027	51,245
Shinkong Insurance Co. Ltd.	53,000	178,085
Shinkong Synthetic Fibers Corp.	294,000	121,639
Shiny Chemical Industrial Co. Ltd.	27,750	112,108
ShunSin Technology Holding Ltd.	10,000	46,997
Sigurd Microelectronics Corp.	99,078	230,273
Silicon Integrated Systems Corp.	74,750	116,823
Simplo Technology Co. Ltd.	36,000	407,971
Sinbon Electronics Co. Ltd.	48,000	373,778
Sincere Navigation Corp.	89,000	66,581
Sino-American Silicon Products, Inc.	150,000	514,452
Sinon Corp.	67,000	84,901
SinoPac Financial Holdings Co. Ltd.	2,983,917	2,024,148
Sinyi Realty, Inc.	36,000	31,469
Sitronix Technology Corp.	24,000	140,580
Soft-World International Corp.	32,000	103,611
Solar Applied Materials Technology Corp.	100,205	181,316
Solomon Technology Corp. (a)	29,000	121,172
Sporton International, Inc.	20,527	120,430
Standard Foods Corp.	51,417	53,299
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	144,884
Sunplus Technology Co. Ltd. (b)	105,000	77,895
Supreme Electronics Co. Ltd.	151,473	250,788
Synmosa Biopharma Corp.	107,991	108,960
Synnex Technology International Corp.	386,550	837,146
Systex Corp. (a)	72,000	278,014
TA Chen Stainless Pipe	382,586	570,563
Ta Ya Electric Wire & Cable	205,008	243,535
Taichung Commercial Bank Co. Ltd.	810,580	504,828
Security Description	Shares	Value
TaiMed Biologics, Inc. (b)	49,971	$132,863
Tainan Spinning Co. Ltd.	262,000	106,546
Taishin Financial Holding Co. Ltd.	3,294,743	1,718,103
Taiwan Business Bank	2,077,868	920,597
Taiwan Cogeneration Corp.	231,124	287,416
Taiwan Cooperative Financial Holding Co. Ltd.	2,891,776	2,109,537
Taiwan Fertilizer Co. Ltd.	146,000	224,470
Taiwan Glass Industry Corp. (a) (b)	164,000	79,911
Taiwan High Speed Rail Corp.	514,000	414,857
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	460,410
Taiwan Mobile Co. Ltd.	489,000	1,720,767
Taiwan Paiho Ltd.	32,000	61,292
Taiwan Sakura Corp.	67,000	184,002
Taiwan Secom Co. Ltd.	50,000	184,860
Taiwan Semiconductor Manufacturing Co. Ltd.	6,530,000	183,904,274
Taiwan Shin Kong Security Co. Ltd.	33,000	41,123
Taiwan Surface Mounting Technology Corp.	62,000	200,230
Taiwan TEA Corp. (b)	240,000	128,611
Taiwan Union Technology Corp.	55,000	262,417
Tatung Co. Ltd. (a) (b)	383,000	474,516
TCC Group Holdings Co. Ltd.	1,820,590	1,766,600
Teco Electric & Machinery Co. Ltd.	342,000	508,892
Test Research, Inc.	44,000	147,126
Thinking Electronic Industrial Co. Ltd.	26,000	115,479
Ton Yi Industrial Corp.	282,000	145,837
Tong Hsing Electronic Industries Ltd.	40,480	136,656
Tong Yang Industry Co. Ltd.	80,000	312,403
Topco Scientific Co. Ltd.	39,097	311,314
Topkey Corp.	8,000	47,694
TPK Holding Co. Ltd. (b)	77,000	81,742
Transcend Information, Inc.	51,000	156,398
Tripod Technology Corp.	109,000	653,443
TSRC Corp.	58,000	34,123
TTY Biopharm Co. Ltd.	79,000	173,686
Tung Ho Steel Enterprise Corp.	102,560	220,965
TXC Corp.	62,000	173,845
U-Ming Marine Transport Corp.	67,000	130,925
Unimicron Technology Corp.	370,000	1,054,007
Union Bank of Taiwan	456,113	234,599
Uni-President Enterprises Corp.	1,255,880	3,062,574
Unitech Printed Circuit Board Corp. (b)	333,201	261,488

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
United Integrated Services Co. Ltd.	69,000	$960,627
United Microelectronics Corp. (a)	3,011,000	4,210,044
United Renewable Energy Co. Ltd. (b)	223,571	61,648
Universal Cement Corp.	125,021	110,609
Universal Microwave Technology, Inc.	18,000	213,320
Universal Vision Biotechnology Co. Ltd.	11,565	69,506
UPI Semiconductor Corp.	12,000	66,683
Vanguard International Semiconductor Corp. (a)	319,493	909,553
Via Technologies, Inc.	38,000	87,602
VisEra Technologies Co. Ltd.	21,000	141,163
Visual Photonics Epitaxy Co. Ltd.	57,000	198,554
Voltronic Power Technology Corp.	18,200	851,073
Wah Lee Industrial Corp.	32,360	97,147
Walsin Lihwa Corp.	879,816	616,244
Walsin Technology Corp.	63,000	166,682
Wan Hai Lines Ltd. (a)	160,570	382,642
Win Semiconductors Corp. (b)	73,000	221,228
Winbond Electronics Corp. (b)	747,345	401,241
WinWay Technology Co. Ltd.	4,000	117,499
Wisdom Marine Lines Co. Ltd.	77,000	164,230
Wistron Corp. (a)	706,842	2,072,154
Wistron NeWeb Corp.	86,792	368,932
Wiwynn Corp.	29,000	1,468,548
Wowprime Corp.	13,194	89,923
WPG Holdings Ltd.	453,480	856,470
WT Microelectronics Co. Ltd.	156,711	469,173
XinTec, Inc. (a)	49,000	215,295
Yageo Corp.	111,560	1,643,112
Yang Ming Marine Transport Corp. (a)	597,000	1,350,541
Yankey Engineering Co. Ltd.	9,387	111,777
YFY, Inc.	199,000	171,371
Yieh Phui Enterprise Co. Ltd.	111,384	50,964
Yuanta Financial Holding Co. Ltd.	2,761,479	2,830,269
Yulon Finance Corp.	66,168	213,257
Yulon Motor Co. Ltd.	122,712	154,632
Yungshin Construction & Development Co. Ltd.	13,000	54,672
Zhen Ding Technology Holding Ltd.	158,000	501,152
ZillTek Technology Corp.	16,000	120,581
Zyxel Group Corp.	48,000	48,628
		420,766,023
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (b)	168,896	232,391
THAILAND — 0.4%
Advanced Info Service PCL	323,500	2,622,329
Security Description	Shares	Value
AEON Thana Sinsap Thailand PCL	10,400	$32,495
Airports of Thailand PCL	1,046,400	1,164,380
Amata Corp. PCL	98,300	59,110
AP Thailand PCL	621,274	138,264
Asia Aviation PCL NVDR (a) (b)	2,785,646	139,768
Aurora Design PCL	361,400	176,838
B Grimm Power PCL	246,100	73,993
Bangchak Corp. PCL	206,300	231,080
Bangkok Airways PCL	214,800	116,502
Bangkok Chain Hospital PCL	467,800	193,049
Bangkok Commercial Asset Management PCL	256,500	44,987
Bangkok Dusit Medical Services PCL Class F	3,523,400	2,264,116
Bangkok Expressway & Metro PCL	1,659,300	264,118
Bangkok Life Assurance PCL	55,700	29,718
Bangkok Life Assurance PCL NVDR	300,000	160,361
Banpu PCL	1,840,732	223,547
Banpu Power PCL	91,700	18,921
BCPG PCL	256,000	52,068
Berli Jucker PCL	342,400	228,098
Betagro PCL	135,600	83,938
BTS Group Holdings PCL (b)	1,612,000	244,710
Bumrungrad Hospital PCL	198,800	963,968
Cal-Comp Electronics Thailand PCL Class F (a)	904,100	155,902
Carabao Group PCL	69,500	116,260
Central Pattana PCL	518,900	718,889
Central Plaza Hotel PCL	96,000	81,356
Central Retail Corp. PCL	362,225	266,931
CH Karnchang PCL	146,300	59,512
Charoen Pokphand Foods PCL	1,330,600	933,479
Chularat Hospital PCL	887,900	44,493
CK Power PCL	64,900	4,744
Com7 PCL Class F	285,000	161,297
CP ALL PCL	1,685,800	2,459,752
CP Axtra PCL	417,587	320,037
Delta Electronics Thailand PCL	837,400	1,622,964
Dohome PCL	118,137	19,501
Electricity Generating PCL	49,100	132,791
Energy Absolute PCL (a) (b)	755,626	45,883
Gulf Energy Development PCL	751,220	1,101,642
Gunkul Engineering PCL	705,600	32,030
Hana Microelectronics PCL	82,100	38,479
Home Product Center PCL	1,184,900	300,373
Ichitan Group PCL	565,100	188,228
Intouch Holdings PCL	265,800	638,547
IRPC PCL	1,621,600	43,498
I-TAIL Corp. PCL	86,200	33,540
Jasmine International PCL (b)	345,549	15,380

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jasmine Technology Solution PCL (b)	141,000	$108,062
Jaymart Group Holdings PCL	49,300	12,861
JMT Network Services PCL (a)	142,100	53,615
Kasikornbank PCL	157,800	751,207
KCE Electronics PCL	142,900	66,132
Kiatnakin Phatra Bank PCL	25,400	40,805
Krung Thai Bank PCL	1,099,200	780,861
Krungthai Card PCL	206,500	276,957
Land & Houses PCL	1,692,400	211,519
MBK PCL	129,030	64,658
Mega Lifesciences PCL	50,300	43,368
Minor International PCL	761,417	589,158
MK Restaurants Group PCL	80,900	44,832
Muangthai Capital PCL	156,000	167,841
Ngern Tid Lor PCL	262,474	103,674
Osotspa PCL	292,600	116,436
Plan B Media PCL	288,360	45,475
Prima Marine PCL (a)	400,500	77,326
PTT Exploration & Production PCL	361,000	1,239,690
PTT Global Chemical PCL	451,400	228,860
PTT Oil & Retail Business PCL	1,143,500	397,739
PTT PCL	2,792,400	2,633,951
Quality Houses PCL	981,000	44,532
Ratch Group PCL	219,100	163,074
Regional Container Lines PCL	47,800	33,111
Sansiri PCL	1,966,900	82,329
SCB X PCL	486,900	1,765,326
Siam Cement PCL	179,465	825,248
Siam Global House PCL (a)	997,753	197,051
Sri Trang Agro-Industry PCL (a)	199,100	84,511
Sri Trang Gloves Thailand PCL	169,000	35,369
Srisawad Corp. PCL	156,420	123,338
Star Petroleum Refining PCL	208,500	33,188
Supalai PCL	253,900	119,746
Thai Life Insurance PCL	1,240,100	416,717
Thai Oil PCL	295,557	213,446
Thai Union Group PCL	372,800	119,779
Thai Vegetable Oil PCL	91,960	58,280
Thanachart Capital PCL	32,400	47,514
Tipco Asphalt PCL	85,400	35,746
Tisco Financial Group PCL (a)	261,100	761,943
TMBThanachart Bank PCL	2,553,000	147,498
TOA Paint Thailand PCL	51,700	17,221
TPI Polene PCL	1,118,800	31,989
TPI Polene Power PCL	409,400	26,790
True Corp. PCL (a) (b)	2,322,870	801,108
TTW PCL	540,600	138,636
VGI PCL (a) (b)	967,590	84,994
WHA Corp. PCL (a)	1,565,200	157,789
		33,683,166
Security Description	Shares	Value
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	116,279	$63,714
Akbank TAS	835,125	1,149,499
Akfen Yenilenebilir Enerji AS (b)	92,883	40,055
Aksa Akrilik Kimya Sanayii AS	280,824	82,634
Aksa Enerji Uretim AS	69,891	64,652
Alarko Holding AS	37,401	99,423
Anadolu Anonim Turk Sigorta Sirketi	44,330	108,606
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	379,089
Arcelik AS (b)	48,914	176,539
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	1,179,308
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	95,516	285,332
Aygaz AS	35,787	159,136
Baticim Bati Anadolu Cimento Sanayii AS (b)	415,617	47,846
BIM Birlesik Magazalar AS	118,958	1,436,042
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	12,885	125,801
Cimsa Cimento Sanayi VE Ticaret AS	63,005	85,461
Coca-Cola Icecek AS	214,896	302,659
CW Enerji Muhendislik Ticaret VE Sanayi AS	48,379	21,411
Dogan Sirketler Grubu Holding AS	36,502	15,279
Dogus Otomotiv Servis ve Ticaret AS	17,178	103,749
EGE Endustri VE Ticaret AS	276	68,153
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	46,056
Eldorado Gold Corp. (a) (b)	54,000	907,598
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	987,386	336,323
Enerjisa Enerji AS (d)	259,807	391,487
Eregli Demir ve Celik Fabrikalari TAS	779,234	462,242
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	62,592	48,185
Ford Otomotiv Sanayi AS	17,284	482,182
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	91,260
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	23,865	27,876
Gubre Fabrikalari TAS (b)	14,397	99,747
Haci Omer Sabanci Holding AS	243,399	538,483
Hektas Ticaret TAS (b)	253,300	22,009

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	50,870	$21,817
Is Yatirim Menkul Degerler AS	75,462	80,034
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	198,426	153,147
Kiler Holding AS (b)	49,731	31,442
KOC Holding AS	198,396	855,848
Kontrolmatik Enerji Ve Muhendislik AS	84,171	65,098
Konya Cimento Sanayii AS (b)	240	35,959
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	71,230
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	47,848	87,255
MIA Teknoloji AS (b)	59,900	72,673
Migros Ticaret AS	21,576	281,492
MLP Saglik Hizmetleri AS (b) (d)	8,993	75,099
Nuh Cimento Sanayi AS	16,787	116,416
Otokar Otomotiv Ve Savunma Sanayi AS	9,030	117,454
Oyak Cimento Fabrikalari AS (b)	258,413	207,082
Pegasus Hava Tasimaciligi AS (b)	45,537	309,196
Petkim Petrokimya Holding AS (b)	532,531	239,332
Politeknik Metal Sanayi ve Ticaret AS (b)	178	29,284
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	400,000	182,718
Sasa Polyester Sanayi AS (b)	2,329,872	229,426
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	46,564
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	65,378	55,526
Sok Marketler Ticaret AS	87,998	84,891
TAV Havalimanlari Holding AS (b)	53,368	340,445
Tekfen Holding AS (b)	45,605	180,208
Tofas Turk Otomobil Fabrikasi AS	31,315	147,936
Turk Altin Isletmeleri AS (b)	302,505	231,150
Turk Hava Yollari AO (b)	146,824	1,202,084
Turk Traktor ve Ziraat Makineleri AS	8,791	189,089
Turkcell Iletisim Hizmetleri AS	332,826	839,666
Turkiye Is Bankasi AS Class C	2,285,862	738,123
Turkiye Petrol Rafinerileri AS	250,925	912,208
Turkiye Sigorta AS	244,454	116,430
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	90,555
Turkiye Sise ve Cam Fabrikalari AS	278,975	283,274
Ulker Biskuvi Sanayi AS (b)	157,977	501,337
Security Description	Shares	Value
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	$163,697
Vestel Elektronik Sanayi ve Ticaret AS (b)	39,052	50,272
Yapi ve Kredi Bankasi AS	910,119	576,599
YEO Teknoloji Enerji VE Endustri AS (b)	26,096	35,576
Zorlu Enerji Elektrik Uretim AS (b)	517,064	47,810
		19,543,278
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	858,722	2,544,867
Abu Dhabi Islamic Bank PJSC	489,399	2,137,177
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	762,869
ADNOC Drilling Co. PJSC	900,000	1,259,444
Agthia Group PJSC	208,635	244,247
Air Arabia PJSC	525,287	442,258
Ajman Bank PJSC	378,572	162,847
Al Waha Capital PJSC	424,774	172,313
Aldar Properties PJSC	962,198	2,197,310
Amanat Holdings PJSC	457,454	143,225
Americana Restaurants International PLC - Foreign Co.	883,239	512,190
Aramex PJSC (b)	156,938	120,490
Dana Gas PJSC (b)	2,449,126	524,091
Dubai Financial Market PJSC	700,652	252,687
Dubai Investments PJSC	1,035,581	667,034
Dubai Islamic Bank PJSC	921,020	1,792,683
Emaar Development PJSC	338,697	1,124,433
Emaar Properties PJSC	1,750,830	6,340,594
Emirates Central Cooling Systems Corp.	617,533	272,363
Emirates NBD Bank PJSC	588,233	3,234,997
Emirates Telecommunications Group Co. PJSC	940,883	4,329,079
First Abu Dhabi Bank PJSC	1,131,269	4,256,446
Gulf Navigation Holding PJSC (b)	69,029	105,243
Multiply Group PJSC (b)	955,020	430,725
Parkin Co. PJSC	103,775	140,914
Phoenix Group PLC (b)	399,930	100,824
RAK Properties PJSC (b)	185,714	67,490
Ras Al Khaimah Ceramics PJSC	70,256	49,349
Space42 PLC (b)	426,134	187,414
		34,575,603
UNITED KINGDOM — 7.3%
3i Group PLC	257,517	12,099,243
4imprint Group PLC	6,524	316,189
AB Dynamics PLC	3,400	78,116
Aberdeen Group PLC	486,401	974,709
Admiral Group PLC	68,730	2,535,555

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Advanced Medical Solutions Group PLC	39,361	$117,868
AG Barr PLC	22,928	182,459
AJ Bell PLC	87,150	456,338
Alfa Financial Software Holdings PLC (d)	26,667	75,171
Allfunds Group PLC	88,575	509,290
Alpha Group International PLC	9,470	309,252
Alphawave IP Group PLC (a) (b)	148,398	180,574
Anglogold Ashanti PLC (e)	133,038	4,978,349
Anglogold Ashanti PLC (e)	3,857	143,172
AO World PLC (b)	62,970	78,027
Ashmore Group PLC	105,285	202,622
Ashtead Group PLC	116,289	6,282,506
Ashtead Technology Holdings PLC (a)	17,907	122,270
ASOS PLC (a) (b)	11,344	42,697
Associated British Foods PLC	86,938	2,153,645
Assura PLC REIT	814,454	488,380
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	126,124	115,085
AstraZeneca PLC	409,719	60,118,526
Auction Technology Group PLC (b)	18,907	141,789
Auto Trader Group PLC (d)	235,011	2,270,707
Aviva PLC	713,817	5,140,566
B&M European Value Retail SA	283,062	955,415
Babcock International Group PLC	66,673	626,948
BAE Systems PLC	795,332	16,047,303
Balfour Beatty PLC	127,332	713,296
Baltic Classifieds Group PLC	121,468	471,139
Barclays PLC	3,810,262	14,315,629
Barratt Redrow PLC	364,252	2,002,144
Beazley PLC	168,653	2,029,640
Bellway PLC	31,608	973,277
Berkeley Group Holdings PLC	27,254	1,267,476
Big Yellow Group PLC REIT	49,288	594,508
Bodycote PLC	44,593	322,066
boohoo Group PLC (a) (b)	194,856	65,804
Breedon Group PLC	72,504	419,727
Bridgepoint Group PLC (d)	65,089	269,684
British American Tobacco PLC	525,170	21,528,095
British Land Co. PLC REIT	262,255	1,254,683
BT Group PLC (a)	1,710,659	3,666,454
Bunzl PLC	87,389	3,358,940
Burberry Group PLC	101,904	1,025,670
Bytes Technology Group PLC	51,912	327,364
Centrica PLC	1,370,813	2,652,184
Cerillion PLC	4,240	84,281
Chemring Group PLC	72,089	346,809
CK Hutchison Holdings Ltd.	689,524	3,887,377
Clarkson PLC	7,707	340,556
CMC Markets PLC (d)	26,503	70,812
Coats Group PLC	417,653	428,165
Security Description	Shares	Value
Coca-Cola Europacific Partners PLC (a) (e)	15,400	$1,340,262
Coca-Cola Europacific Partners PLC (e)	39,521	3,439,051
Compass Group PLC	450,153	14,877,872
Computacenter PLC	19,513	619,206
ConvaTec Group PLC (d)	432,887	1,444,963
Craneware PLC	6,020	137,613
Cranswick PLC	14,266	903,199
Crest Nicholson Holdings PLC (a)	47,279	103,560
Croda International PLC	34,986	1,328,149
Currys PLC (b)	269,054	302,135
CVS Group PLC	15,156	196,409
DCC PLC	26,758	1,786,903
Deliveroo PLC (b) (d)	250,366	386,823
Derwent London PLC REIT	25,173	599,804
Diageo PLC	587,980	15,353,580
Diploma PLC	35,455	1,773,478
Direct Line Insurance Group PLC	353,807	1,286,401
DiscoverIE Group PLC (a)	21,999	154,470
Domino's Pizza Group PLC (a)	90,996	333,097
Dowlais Group PLC	300,934	236,498
Dr. Martens PLC	130,166	85,602
Drax Group PLC	100,257	757,677
Dunelm Group PLC	34,666	397,561
easyJet PLC	75,712	435,016
Elementis PLC	133,671	224,440
Empiric Student Property PLC REIT	122,709	135,104
Entain PLC	165,083	1,246,308
Fevertree Drinks PLC	22,682	238,007
Firstgroup PLC	134,723	271,274
Foresight Group Holdings Ltd.	16,770	75,111
Frasers Group PLC (b)	35,574	286,883
Fund Technologies PLC (b)	1,916	42,240
Future PLC	23,069	224,237
Games Workshop Group PLC	8,789	1,595,740
Gamma Communications PLC	21,055	329,382
GB Group PLC	66,689	253,588
Genuit Group PLC	65,716	305,363
Genus PLC	15,401	370,965
GlobalData PLC (a)	113,806	216,670
Grafton Group PLC CDI	46,361	516,110
Grainger PLC	175,844	461,215
Great Portland Estates PLC REIT	76,945	295,468
Greatland Gold PLC (b)	2,136,053	330,302
Greggs PLC	30,291	683,241
Halma PLC	100,220	3,359,937
Hammerson PLC REIT	125,008	399,058
Harbour Energy PLC	143,548	390,057
Hays PLC	418,592	428,456
Hill & Smith PLC	21,216	481,249
Hilton Food Group PLC	16,760	178,256
Hiscox Ltd.	90,633	1,375,739

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hollywood Bowl Group PLC	38,461	$134,226
Home REIT PLC (b)	160,701	22,817
Howden Joinery Group PLC	146,554	1,369,553
HSBC Holdings PLC	4,722,823	53,498,757
Hunting PLC	40,060	157,099
Ibstock PLC (d)	111,679	245,343
IG Group Holdings PLC	91,148	1,123,729
IMI PLC	69,091	1,698,252
Imperial Brands PLC	209,333	7,739,719
Inchcape PLC	95,889	829,251
Indivior PLC (b)	25,590	241,649
Informa PLC	354,393	3,550,714
IntegraFin Holdings PLC	64,407	254,388
InterContinental Hotels Group PLC	42,214	4,541,674
Intermediate Capital Group PLC	78,797	2,005,350
International Distribution Services PLC	146,707	687,385
Intertek Group PLC	42,647	2,770,945
Investec PLC	152,768	944,912
IP Group PLC (b)	238,094	124,772
ITM Power PLC (a) (b)	81,487	28,377
ITV PLC	927,483	952,330
J D Wetherspoon PLC	16,884	121,407
J Sainsbury PLC	466,283	1,420,169
JD Sports Fashion PLC	725,660	641,158
JET2 PLC	48,128	769,682
John Wood Group PLC (a) (b)	207,041	74,934
Johnson Matthey PLC	46,163	792,903
Johnson Service Group PLC	109,541	188,332
Judges Scientific PLC (a)	1,508	154,938
Jupiter Fund Management PLC	87,814	80,362
Just Eat Takeaway.com NV (a) (b) (d) (e)	40,940	863,789
Just Eat Takeaway.com NV (b) (d) (e)	5,995	125,501
Just Group PLC	273,949	519,792
Kainos Group PLC	19,985	170,970
Keller Group PLC	18,468	329,385
Kier Group PLC	95,769	155,519
Kingfisher PLC	481,291	1,584,149
Lancashire Holdings Ltd.	64,356	480,130
Land Securities Group PLC REIT	195,317	1,391,034
Legal & General Group PLC	1,555,697	4,902,308
Lloyds Banking Group PLC	16,017,553	15,011,503
London Stock Exchange Group PLC	126,389	18,757,682
LondonMetric Property PLC REIT	545,581	1,294,518
M&G PLC	616,097	1,585,806
Man Group PLC	317,209	813,445
Marks & Spencer Group PLC	534,359	2,465,146
Marshalls PLC	52,469	165,925
Me Group International PLC	39,304	98,200
Security Description	Shares	Value
Melrose Industries PLC	349,155	$2,153,602
Metro Bank Holdings PLC (b)	88,827	102,156
Mitchells & Butlers PLC (b)	53,624	147,203
Mitie Group PLC	312,065	465,759
Mobico Group PLC (b)	80,953	60,761
Molten Ventures PLC (b)	37,066	122,717
MONY Group PLC	134,648	349,785
Moonpig Group PLC	77,622	211,495
Morgan Advanced Materials PLC	64,893	170,453
Morgan Sindall Group PLC	10,990	471,001
National Grid PLC	1,292,718	16,849,451
NatWest Group PLC	2,021,898	11,928,828
NCC Group PLC (a)	91,183	163,595
Next PLC	31,193	4,490,663
Ninety One PLC	69,121	128,831
Ocado Group PLC (a) (b)	133,670	489,076
OSB Group PLC	99,754	557,479
Oxford Instruments PLC	15,307	343,081
Oxford Nanopore Technologies PLC (a) (b)	125,370	165,543
Pagegroup PLC	75,733	299,080
Paragon Banking Group PLC	50,256	477,753
Paratus Energy Services Ltd. (b)	22,511	81,970
Pearson PLC	159,854	2,526,846
Pennon Group PLC	124,477	720,517
Pepco Group NV (a)	35,850	138,449
Persimmon PLC	84,452	1,305,210
Pets at Home Group PLC	96,686	270,062
Phoenix Group Holdings PLC	184,913	1,371,593
Playtech PLC (b)	65,259	587,105
Polar Capital Holdings PLC	18,095	99,731
Premier Foods PLC	147,142	349,459
Primary Health Properties PLC REIT	303,919	370,322
PRS REIT PLC	120,251	180,196
QinetiQ Group PLC	134,278	672,737
Quilter PLC (d)	370,321	704,560
Raspberry PI Holdings PLC (b)	21,011	126,542
Rathbones Group PLC	14,419	289,220
Reckitt Benckiser Group PLC	181,259	12,247,337
RELX PLC	491,402	24,664,343
Renew Holdings PLC	16,446	141,326
Renewi PLC	15,601	172,373
Renishaw PLC	8,997	296,129
Rentokil Initial PLC	666,003	3,020,076
Rightmove PLC	206,833	1,840,039
Rolls-Royce Holdings PLC (b)	2,247,350	21,825,915
Rotork PLC	224,205	910,672
RS Group PLC	125,026	909,562
RWS Holdings PLC	68,873	105,255
Safestore Holdings PLC REIT	57,625	458,447
Sage Group PLC	264,640	4,151,720
Savills PLC	36,289	447,322
Schroders PLC (a)	212,585	961,730

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT	338,964	$3,029,292
Senior PLC	110,719	212,651
Serco Group PLC	275,319	562,616
Serica Energy PLC	48,012	83,112
Severn Trent PLC	72,992	2,387,749
Shaftesbury Capital PLC REIT	369,994	598,951
Sigmaroc PLC (b)	215,301	251,631
Smith & Nephew PLC	221,442	3,111,627
Smiths Group PLC	92,489	2,319,029
Softcat PLC	29,742	609,158
Spectris PLC	26,079	786,305
Spirax Group PLC	19,451	1,566,805
Spire Healthcare Group PLC (d)	64,329	147,300
Spirent Communications PLC (b)	125,923	306,379
SSE PLC	294,175	6,054,835
SSP Group PLC	210,596	410,355
St. James's Place PLC	143,479	1,822,477
Standard Chartered PLC	543,456	8,058,303
SThree PLC	42,774	146,724
Subsea 7 SA	59,317	947,166
Supermarket Income REIT PLC (a)	385,678	381,326
Target Healthcare REIT PLC (a)	132,171	158,179
Tate & Lyle PLC	95,117	635,347
Taylor Wimpey PLC	935,424	1,313,246
Telecom Plus PLC	16,096	361,501
Tesco PLC	1,779,478	7,649,897
THG PLC (a) (b)	181,987	76,561
TORM PLC Class A (a)	18,660	305,248
TP ICAP Group PLC	200,101	666,364
Trainline PLC (b) (d)	133,185	472,099
Travis Perkins PLC	49,344	351,728
Tritax Big Box REIT PLC	595,177	1,078,588
Trustpilot Group PLC (b) (d)	87,561	250,867
Unilever PLC	654,777	39,038,384
UNITE Group PLC REIT	103,226	1,085,466
United Utilities Group PLC	184,780	2,409,137
Urban Logistics REIT PLC (a)	122,775	206,013
Vesuvius PLC	49,794	250,981
Victrex PLC	20,054	229,319
Vistry Group PLC (b)	76,659	565,405
Vodafone Group PLC	5,368,017	5,039,995
Volex PLC (a)	21,261	66,411
Volution Group PLC	44,978	314,205
Watches of Switzerland Group PLC (b) (d)	60,025	323,526
Weir Group PLC	69,208	2,089,108
WH Smith PLC	34,479	451,268
Whitbread PLC	46,572	1,482,449
Wise PLC Class A (b)	177,718	2,179,782
Workspace Group PLC REIT	31,087	167,189
WPP PLC	290,648	2,206,933
XPS Pensions Group PLC	49,990	241,224
Security Description	Shares	Value
Yellow Cake PLC (a) (b) (d)	57,194	$311,046
YouGov PLC	29,430	104,464
Young & Co.'s Brewery PLC Class A (a)	7,261	69,729
Zigup PLC	49,668	189,425
		609,262,161
UNITED STATES — 6.1%
Alcon AG	132,042	12,528,098
Bausch Health Cos., Inc. (a) (b)	72,600	470,633
Bitdeer Technologies Group Class A (a) (b)	24,900	219,867
BP PLC	4,259,986	23,886,214
BRP, Inc. (a)	9,067	306,108
Burford Capital Ltd.	52,083	689,270
Carnival PLC (b)	36,282	633,989
CSL Ltd.	127,948	20,082,851
CyberArk Software Ltd. (b)	12,583	4,253,054
Diversified Energy Co. PLC	9,878	133,947
Eagle Hospitality Trust REIT (b) (c)	112,600	—
Energy Fuels, Inc. (a) (b)	49,000	181,463
Experian PLC	242,798	11,241,414
Ferrovial SE	125,184	5,593,503
Fiverr International Ltd. (b)	6,700	158,656
GCC SAB de CV (a)	46,700	428,919
GFL Environmental, Inc. (a)	60,400	2,917,078
GSK PLC	1,095,318	20,915,547
Haleon PLC	2,340,918	11,812,967
Holcim AG	137,726	14,820,290
Inmode Ltd. (a) (b)	17,500	310,450
James Hardie Industries PLC CDI (b)	113,575	2,703,015
JBS SA	208,000	1,492,912
JS Global Lifestyle Co. Ltd. (a) (b) (d)	278,500	70,875
Legend Biotech Corp. ADR (b)	22,300	756,639
MDA Space Ltd. (b)	26,200	500,426
Monday.com Ltd. (b)	10,155	2,469,290
Nestle SA	692,314	69,958,943
Novartis AG	520,804	57,842,326
PolyPeptide Group AG (b) (d)	3,447	64,323
Qiagen NV (b)	57,498	2,281,934
Reliance Worldwide Corp. Ltd.	193,546	545,790
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	4,361	171,896
Riskified Ltd. Class A (b)	40,700	188,034
Roche Holding AG	185,646	61,097,770
Roche Holding AG Bearer Shares	8,635	2,997,128
Sanofi SA	300,393	33,226,254
Schneider Electric SE	144,501	33,323,464
Shell PLC	1,610,641	58,582,466
Signify NV (a) (d)	38,351	831,833
Sims Ltd.	53,199	489,607

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sinch AB (a) (b) (d)	160,520	$336,550
Spotify Technology SA (b)	40,700	22,386,221
Stellantis NV (a)	535,159	5,996,280
Swiss Re AG	79,701	13,562,660
TELUS International CDA, Inc. (a) (b)	22,100	59,271
Tenaris SA	106,949	2,090,729
TI Fluid Systems PLC (d)	90,548	232,581
Titan Cement International SA	12,284	566,711
		506,421,038
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	186,300	2,504,711
TOTAL COMMON STOCKS (Cost $7,007,709,835)		8,299,475,531

RIGHTS — 0.0% (f)
BELGIUM — 0.0% (f)
Elia Group SA (expiring 04/03/25) (a) (b)	7,840	38,211
BRAZIL — 0.0% (f)
Itausa SA (expiring 04/11/25) (b)	20,121	10,504
SOUTH KOREA — 0.0% (f)
IsuPetasys Co. Ltd. (expiring 04/10/25) (b)	1,919	2,737
THAILAND — 0.0% (f)
MBK PCL (expiring 05/15/25) (b)	12,903	532
TOTAL RIGHTS (Cost $0)		51,984
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (b)	2,771	119
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c)	4,200	—
ITALY — 0.0% (f)
Fincantieri SpA (expiring 09/30/26) (b)	5,391	5,422
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
		5,422
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd. (expiring 05/03/26) (b)	30,950	1,360
Scientex Bhd. (expiring 01/14/26) (b)	4,960	67
Supermax Corp. Bhd. (expiring 03/01/30) (b)	24,016	1,028
Security Description	Shares	Value
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	56,050	$2,589
VS Industry Bhd. (expiring 09/05/26) (b)	44,400	801
		5,845
THAILAND — 0.0% (f)
Energy Absolute PCL (expiring 02/13/28) (b)	125,938	891
Jasmine International PCL (expiring 10/10/31) (b)	172,775	1,579
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	72
MBK PCL (expiring 05/15/25) (b)	4,747	2,029
Srisawad Corp. PCL (expiring 08/29/25) (b)	3,396	18
VGI PCL (expiring 05/23/27) (b)	223,290	329
VGI PCL (expiring 09/03/25) (b)	96,759	3,508
Vibhavadi Medical Center PCL (expiring 07/18/25) (b)	54,625	16
		8,442
TOTAL WARRANTS (Cost $0)		19,828
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	362,959,160	362,959,160
State Street Navigator Securities Lending Portfolio II (i) (j)	319,212,842	319,212,842
TOTAL SHORT-TERM INVESTMENTS (Cost $682,172,002)		682,172,002
TOTAL INVESTMENTS — 107.3% (Cost $7,689,881,837)		8,981,719,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(613,289,597)
NET ASSETS — 100.0%		$8,368,429,748
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $133,035, representing less than 0.05% of the Fund's net assets.

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	297	06/20/2025	$16,904,105	$16,495,380	$(408,725)
MSCI EAFE Index (long)	309	06/20/2025	38,314,840	37,331,835	(983,005)
S&P/TSX 60 Index (long)	152	06/19/2025	31,135,425	31,632,475	497,050
					$(894,680)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,179,478,958	$7,119,863,539	$133,034	$8,299,475,531
Rights	48,715	3,269	—	51,984
Warrants	19,828	—	0(a)	19,828
Short-Term Investments	682,172,002	—	—	682,172,002
TOTAL INVESTMENTS	$1,861,719,503	$7,119,866,808	$133,034	$8,981,719,345
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$497,050	$—	$—	$497,050
Futures Contracts - Unrealized Depreciation	(1,391,730)	—	—	(1,391,730)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(894,680)	$—	$—	$(894,680)
(a)	The Portfolio held Level 3 securities that were valued at $0 at March 31, 2025.
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	213,933,446	$213,933,446	$471,256,527	$322,230,813	$—	$—	362,959,160	$362,959,160	$3,119,253
State Street Navigator Securities Lending Portfolio II	146,825,909	146,825,909	273,205,158	100,818,225	—	—	319,212,842	319,212,842	258,604
Total		$360,759,355	$744,461,685	$423,049,038	$—	$—		$682,172,002	$3,377,857
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	11,141	$623,785
AeroVironment, Inc. (a)	8,845	1,054,235
AerSale Corp. (a)	11,100	83,139
Archer Aviation, Inc. Class A (a)	102,100	725,931
Astronics Corp. (a)	9,468	228,842
BWX Technologies, Inc.	29,108	2,871,504
Byrna Technologies, Inc. (a) (b)	5,500	92,620
Cadre Holdings, Inc. (b)	8,400	248,724
Curtiss-Wright Corp.	12,186	3,866,252
Ducommun, Inc. (a)	4,400	255,332
Eve Holding, Inc. (a) (b)	17,219	57,167
HEICO Corp.	13,688	3,657,297
HEICO Corp. Class A	26,664	5,625,304
Hexcel Corp.	26,085	1,428,415
Intuitive Machines, Inc. (a) (b)	13,300	99,085
Kratos Defense & Security Solutions, Inc. (a) (b)	46,848	1,390,917
Leonardo DRS, Inc.	23,500	772,680
Loar Holdings, Inc. (a)	11,200	791,280
Mercury Systems, Inc. (a)	16,500	710,985
Moog, Inc. Class A	8,921	1,546,455
National Presto Industries, Inc.	1,690	148,568
Park Aerospace Corp.	6,400	86,080
Redwire Corp. (a)	6,900	57,201
Rocket Lab USA, Inc. (a) (b)	111,600	1,995,408
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	37,519	1,292,905
Standardaero, Inc. (a)	25,700	684,648
Triumph Group, Inc. (a)	23,345	591,562
V2X, Inc. (a)	5,100	250,155
Virgin Galactic Holdings, Inc. (a) (b)	10,569	32,024
VirTra, Inc. (a) (b)	3,900	15,873
Woodward, Inc.	18,827	3,435,739
		34,720,112
AIR FREIGHT & LOGISTICS — 0.1%
Air Transport Services Group, Inc. (a) (b)	16,200	363,528
Forward Air Corp. (a) (b)	7,851	157,727
GXO Logistics, Inc. (a) (b)	37,393	1,461,318
Hub Group, Inc. Class A	18,934	703,777
Radiant Logistics, Inc. (a)	10,753	66,131
		2,752,481
AIRLINES — 0.3%
Alaska Air Group, Inc. (a) (b)	39,100	1,924,502
Allegiant Travel Co.	4,850	250,502
Security Description	Shares	Value
American Airlines Group, Inc. (a) (b)	208,100	$2,195,455
Blade Air Mobility, Inc. (a) (b)	19,700	53,781
Frontier Group Holdings, Inc. (a)	12,800	55,552
JetBlue Airways Corp. (a) (b)	98,536	474,944
Joby Aviation, Inc. (a) (b)	136,428	821,297
SkyWest, Inc. (a)	12,503	1,092,387
Sun Country Airlines Holdings, Inc. (a)	12,500	154,000
Wheels Up Experience, Inc. (a) (b)	33,000	33,330
		7,055,750
AUTO COMPONENTS — 0.7%
Adient PLC (a)	26,400	339,504
American Axle & Manufacturing Holdings, Inc. (a)	36,350	147,945
BorgWarner, Inc.	70,000	2,005,500
Cooper-Standard Holdings, Inc. (a) (b)	5,300	81,196
Dana, Inc.	41,242	549,756
Dorman Products, Inc. (a)	8,127	979,629
Fox Factory Holding Corp. (a)	13,297	310,352
Gentex Corp. (b)	72,281	1,684,147
Gentherm, Inc. (a)	9,685	258,977
Goodyear Tire & Rubber Co. (a)	89,016	822,508
Holley, Inc. (a) (b)	17,000	43,690
LCI Industries (b)	7,813	683,091
Lear Corp. (b)	17,124	1,510,679
Luminar Technologies, Inc. (a) (b)	7,906	42,613
Modine Manufacturing Co. (a) (b)	16,283	1,249,720
Patrick Industries, Inc. (b)	10,191	861,751
Phinia, Inc.	13,200	560,076
QuantumScape Corp. (a) (b)	115,901	482,148
Solid Power, Inc. (a) (b)	47,800	50,190
Standard Motor Products, Inc.	6,543	163,117
Stoneridge, Inc. (a)	9,682	44,440
Visteon Corp. (a)	8,458	656,510
XPEL, Inc. (a) (b)	8,000	235,040
		13,762,579
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	36,401	919,125
Livewire Group, Inc. (a) (b)	7,648	15,296
Lucid Group, Inc. (a) (b)	317,900	769,318
Rivian Automotive, Inc. Class A (a) (b)	271,500	3,380,175
Thor Industries, Inc. (b)	16,201	1,228,198
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	8,700	$299,802
		6,611,914
BANKS — 6.6%
1st Source Corp.	5,820	348,094
ACNB Corp.	2,600	107,016
Amalgamated Financial Corp.	5,700	163,875
Amerant Bancorp, Inc.	11,800	243,552
Ameris Bancorp	20,859	1,200,853
Ames National Corp. (b)	3,022	52,945
Arrow Financial Corp. (b)	5,265	138,417
Associated Banc-Corp.	51,304	1,155,879
Atlantic Union Bankshares Corp. (b)	32,537	1,013,202
Axos Financial, Inc. (a)	17,332	1,118,261
Banc of California, Inc.	43,951	623,665
BancFirst Corp.	6,352	697,894
Bancorp, Inc. (a)	14,478	765,018
Bank First Corp. (b)	3,100	312,294
Bank of Hawaii Corp.	12,326	850,124
Bank of Marin Bancorp	5,044	111,321
Bank of NT Butterfield & Son Ltd.	13,996	544,724
Bank OZK	33,844	1,470,522
Bank7 Corp. (b)	1,400	54,236
BankUnited, Inc.	23,627	813,714
Bankwell Financial Group, Inc.	2,042	61,628
Banner Corp.	10,900	695,093
Bar Harbor Bankshares	4,780	141,010
BayCom Corp.	3,400	85,578
BCB Bancorp, Inc.	4,700	46,342
Berkshire Hills Bancorp, Inc.	13,616	355,241
Blue Foundry Bancorp (a) (b)	7,091	65,237
BOK Financial Corp.	7,408	771,543
Bridgewater Bancshares, Inc. (a)	6,276	87,174
Brookline Bancorp, Inc.	28,022	305,440
Burke & Herbert Financial Services Corp.	4,275	239,870
Business First Bancshares, Inc.	7,800	189,930
Byline Bancorp, Inc.	10,000	261,600
Cadence Bank	57,034	1,731,552
California BanCorp (a) (b)	7,952	113,952
Camden National Corp.	5,202	210,525
Capital Bancorp, Inc.	2,900	82,157
Capital City Bank Group, Inc.	4,505	162,000
Capitol Federal Financial, Inc.	39,300	220,080
Carter Bankshares, Inc. (a)	7,300	118,114
Cathay General Bancorp	21,509	925,532
Central Pacific Financial Corp.	8,454	228,596
Chemung Financial Corp.	1,037	49,330
ChoiceOne Financial Services, Inc.	2,700	77,679
Citizens & Northern Corp.	4,751	95,590
Citizens Financial Services, Inc.	1,413	82,025
City Holding Co.	4,595	539,775
Civista Bancshares, Inc.	4,900	95,746
CNB Financial Corp.	6,600	146,850
Coastal Financial Corp. (a)	4,013	362,815
Security Description	Shares	Value
Colony Bankcorp, Inc.	5,346	$86,338
Columbia Banking System, Inc.	66,529	1,659,233
Columbia Financial, Inc. (a) (b)	8,800	132,000
Comerica, Inc.	42,200	2,492,332
Commerce Bancshares, Inc.	39,356	2,449,124
Community Financial System, Inc.	16,539	940,408
Community Trust Bancorp, Inc.	4,903	246,915
Community West Bancshares	5,400	99,792
ConnectOne Bancorp, Inc. (b)	11,534	280,392
Cullen/Frost Bankers, Inc.	18,672	2,337,734
Customers Bancorp, Inc. (a)	9,402	471,980
CVB Financial Corp. (b)	42,000	775,320
Dime Community Bancshares, Inc.	12,740	355,191
Eagle Bancorp, Inc.	9,300	195,300
East West Bancorp, Inc.	43,932	3,943,336
Eastern Bankshares, Inc.	61,240	1,004,336
Enterprise Bancorp, Inc.	3,178	123,720
Enterprise Financial Services Corp.	11,614	624,136
Equity Bancshares, Inc. Class A	5,300	208,820
Esquire Financial Holdings, Inc.	2,200	165,836
ESSA Bancorp, Inc.	2,900	54,665
Farmers & Merchants Bancorp, Inc. (b)	4,100	98,031
Farmers National Banc Corp.	11,666	152,241
FB Financial Corp.	11,283	523,080
Fidelity D&D Bancorp, Inc.	1,400	58,254
Financial Institutions, Inc. (b)	5,680	141,773
First BanCorp	51,200	981,504
First Bancorp, Inc.	3,400	84,048
First Bancorp/Southern Pines NC (b)	12,714	510,340
First Bancshares, Inc.	10,900	368,529
First Bank	6,600	97,746
First Busey Corp.	26,516	572,746
First Business Financial Services, Inc.	2,546	120,044
First Citizens BancShares, Inc. Class A	3,728	6,912,159
First Commonwealth Financial Corp.	32,106	498,927
First Community Bankshares, Inc.	5,400	203,526
First Financial Bancorp	30,091	751,673
First Financial Bankshares, Inc.	40,769	1,464,422
First Financial Corp.	3,700	181,226
First Financial Northwest, Inc. (b)	2,200	49,852
First Foundation, Inc. (b)	19,750	102,503
First Hawaiian, Inc.	41,000	1,002,040
First Horizon Corp.	165,864	3,221,079
First Internet Bancorp	2,600	69,628
First Interstate BancSystem, Inc. Class A	25,232	722,897
First Merchants Corp.	18,520	748,949
First Mid Bancshares, Inc.	7,400	258,260

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
First of Long Island Corp.	6,850	$84,598
First Western Financial, Inc. (a)	2,500	49,125
Five Star Bancorp	5,366	149,175
Flagstar Financial, Inc. (b)	79,074	918,840
Flushing Financial Corp.	10,400	132,080
FNB Corp.	113,539	1,527,100
FS Bancorp, Inc.	2,100	79,821
Fulton Financial Corp.	57,492	1,040,030
FVCBankcorp, Inc. (a)	5,324	56,275
German American Bancorp, Inc.	9,025	338,438
Glacier Bancorp, Inc.	35,608	1,574,586
Great Southern Bancorp, Inc.	2,768	153,264
Greene County Bancorp, Inc.	2,200	53,042
Guaranty Bancshares, Inc.	2,465	98,674
Hancock Whitney Corp.	27,220	1,427,689
Hanmi Financial Corp.	9,600	217,536
HarborOne Bancorp, Inc.	11,963	124,056
HBT Financial, Inc.	4,000	89,640
Heritage Commerce Corp.	18,866	179,604
Heritage Financial Corp.	10,700	260,331
Hilltop Holdings, Inc.	14,700	447,615
Hingham Institution For Savings	468	111,290
Home Bancorp, Inc.	2,273	101,830
Home BancShares, Inc.	58,352	1,649,611
HomeStreet, Inc. (a) (b)	5,374	63,091
HomeTrust Bancshares, Inc.	4,809	164,853
Hope Bancorp, Inc.	36,821	385,516
Horizon Bancorp, Inc.	13,840	208,707
Independent Bank Corp. (c)	13,465	843,582
Independent Bank Corp. (c)	6,318	194,531
International Bancshares Corp.	16,950	1,068,867
Investar Holding Corp. (b)	2,800	49,308
John Marshall Bancorp, Inc. (b)	4,000	66,080
Kearny Financial Corp.	17,151	107,365
Lakeland Financial Corp. (b)	7,828	465,296
LCNB Corp. (b)	4,100	60,639
LINKBANCORP, Inc. (b)	7,100	48,138
Live Oak Bancshares, Inc.	10,990	292,993
Mercantile Bank Corp.	5,000	217,200
Metrocity Bankshares, Inc.	6,000	165,420
Metropolitan Bank Holding Corp. (a) (b)	3,400	190,366
Mid Penn Bancorp, Inc. (b)	5,626	145,770
Middlefield Banc Corp.	2,300	64,285
Midland States Bancorp, Inc.	6,502	111,314
MidWestOne Financial Group, Inc.	6,051	179,170
MVB Financial Corp.	3,673	63,616
National Bank Holdings Corp. Class A	11,748	449,596
National Bankshares, Inc.	1,800	47,934
NB Bancorp, Inc. (a)	12,400	224,068
NBT Bancorp, Inc. (b)	14,600	626,340
Nicolet Bankshares, Inc.	4,316	470,271
Northeast Bank	2,200	201,388
Security Description	Shares	Value
Northeast Community Bancorp, Inc.	4,000	$93,760
Northfield Bancorp, Inc.	12,180	132,884
Northrim BanCorp, Inc.	1,700	124,474
Northwest Bancshares, Inc.	40,276	484,118
Norwood Financial Corp. (b)	2,518	60,860
NU Holdings Ltd. Class A (a)	1,044,218	10,692,792
Oak Valley Bancorp	2,301	57,433
OceanFirst Financial Corp.	18,307	311,402
OFG Bancorp	14,200	568,284
Old National Bancorp (b)	98,454	2,086,240
Old Second Bancorp, Inc.	13,935	231,878
Orange County Bancorp, Inc.	3,300	77,187
Origin Bancorp, Inc.	9,400	325,898
Orrstown Financial Services, Inc.	5,900	177,059
Pacific Premier Bancorp, Inc.	30,301	646,017
Park National Corp.	4,517	683,874
Parke Bancorp, Inc.	3,297	62,115
Pathward Financial, Inc.	7,643	557,557
PCB Bancorp	3,800	71,098
Peapack-Gladstone Financial Corp.	5,300	150,520
Peoples Bancorp of North Carolina, Inc.	1,300	35,412
Peoples Bancorp, Inc.	11,014	326,675
Peoples Financial Services Corp. (b)	2,939	130,697
Pinnacle Financial Partners, Inc. (b)	24,204	2,566,592
Pioneer Bancorp, Inc. (a)	4,219	49,404
Plumas Bancorp	1,800	77,886
Ponce Financial Group, Inc. (a) (b)	6,300	79,821
Popular, Inc.	22,310	2,060,775
Preferred Bank	3,877	324,350
Primis Financial Corp.	7,169	70,041
Princeton Bancorp, Inc.	1,700	51,935
Prosperity Bancshares, Inc.	28,609	2,041,824
Provident Bancorp, Inc. (a)	4,800	55,104
Provident Financial Services, Inc.	39,956	686,045
QCR Holdings, Inc.	5,220	372,290
RBB Bancorp	5,300	87,450
Red River Bancshares, Inc.	1,500	77,475
Renasant Corp. (b)	22,732	771,297
Republic Bancorp, Inc. Class A	2,708	172,825
S&T Bancorp, Inc.	12,161	450,565
Sandy Spring Bancorp, Inc.	16,380	457,821
Seacoast Banking Corp. of Florida	26,891	691,905
ServisFirst Bancshares, Inc.	16,030	1,324,078
Shore Bancshares, Inc.	9,925	134,385
Sierra Bancorp	4,118	114,810
Simmons First National Corp. Class A	39,339	807,630
SmartFinancial, Inc.	5,102	158,570
South Plains Financial, Inc.	3,821	126,552

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Southern First Bancshares, Inc. (a)	2,500	$82,300
Southern Missouri Bancorp, Inc.	3,100	161,262
Southern States Bancshares, Inc.	2,700	96,525
Southside Bancshares, Inc.	9,155	265,129
SouthState Corp. (b)	30,589	2,839,271
Stellar Bancorp, Inc.	15,698	434,207
Sterling Bancorp, Inc. (a) (b)	6,689	32,375
Stock Yards Bancorp, Inc. (b)	8,100	559,386
Synovus Financial Corp. (b)	44,848	2,096,196
Texas Capital Bancshares, Inc. (a)	14,528	1,085,242
TFS Financial Corp. (b)	16,517	204,646
Third Coast Bancshares, Inc. (a)	3,600	120,132
Timberland Bancorp, Inc.	2,388	71,998
Tompkins Financial Corp.	4,081	257,021
Towne Bank	22,290	762,095
TriCo Bancshares	10,172	406,575
Triumph Financial, Inc. (a)	7,021	405,814
TrustCo Bank Corp.	5,919	180,411
Trustmark Corp.	19,296	665,519
UMB Financial Corp.	21,333	2,156,766
United Bankshares, Inc.	41,405	1,435,511
United Community Banks, Inc.	37,940	1,067,252
Unity Bancorp, Inc.	2,295	93,407
Univest Financial Corp.	9,240	262,046
USCB Financial Holdings, Inc.	3,583	66,500
Valley National Bancorp	148,168	1,317,214
Veritex Holdings, Inc.	16,650	415,750
Virginia National Bankshares Corp. (b)	1,435	51,775
WaFd, Inc.	24,424	698,038
Washington Trust Bancorp, Inc.	6,023	185,870
Webster Financial Corp.	54,441	2,806,434
WesBanco, Inc.	27,159	840,855
West BanCorp, Inc.	5,200	103,688
Westamerica BanCorp	8,185	414,407
Western Alliance Bancorp	34,183	2,626,280
Wintrust Financial Corp.	20,712	2,329,272
WSFS Financial Corp. (b)	18,524	960,840
Zions Bancorp NA	46,100	2,298,546
		139,672,168
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	2,716	648,689
Celsius Holdings, Inc. (a) (b)	56,100	1,998,282
Coca-Cola Consolidated, Inc.	1,892	2,554,200
MGP Ingredients, Inc.	4,500	132,210
National Beverage Corp.	7,494	311,301
Primo Brands Corp. Class A	63,000	2,235,870
Vita Coco Co., Inc. (a)	12,400	380,060
		8,260,612
BIOTECHNOLOGY — 4.9%
2seventy bio, Inc. (a) (b)	15,507	76,605
Security Description	Shares	Value
4D Molecular Therapeutics, Inc. (a) (b)	14,300	$46,189
89bio, Inc. (a)	31,100	226,097
Absci Corp. (a) (b)	24,800	62,248
ACADIA Pharmaceuticals, Inc. (a)	37,889	629,336
ACELYRIN, Inc. (a) (b)	23,400	57,798
Achieve Life Sciences, Inc. (a) (b)	12,700	33,909
Acrivon Therapeutics, Inc. (a) (b)	4,700	9,541
Actinium Pharmaceuticals, Inc. (a) (b)	8,400	13,524
Acumen Pharmaceuticals, Inc. (a) (b)	15,400	16,940
ADC Therapeutics SA (a) (b)	24,500	34,545
ADMA Biologics, Inc. (a)	72,585	1,440,086
Aduro Biotech, Inc. 1.00%(a) (d)	2,090	—
Adverum Biotechnologies, Inc. (a) (b)	7,700	33,649
Aerovate Therapeutics, Inc. (a) (b)	3,216	8,072
Agenus, Inc. (a) (b)	8,124	12,227
Agios Pharmaceuticals, Inc. (a)	17,904	524,587
Akebia Therapeutics, Inc. (a)	68,600	131,712
Akero Therapeutics, Inc. (a)	23,600	955,328
Aldeyra Therapeutics, Inc. (a) (b)	15,800	90,850
Alector, Inc. (a) (b)	23,335	28,702
Alkermes PLC (a)	50,862	1,679,463
Allogene Therapeutics, Inc. (a) (b)	40,631	59,321
Alnylam Pharmaceuticals, Inc. (a)	41,480	11,200,430
Altimmune, Inc. (a) (b)	22,400	112,000
ALX Oncology Holdings, Inc. (a) (b)	11,700	7,289
Amicus Therapeutics, Inc. (a)	92,841	757,583
AnaptysBio, Inc. (a)	6,814	126,672
Anavex Life Sciences Corp. (a) (b)	23,700	203,346
Anika Therapeutics, Inc. (a) (b)	4,047	60,826
Annexon, Inc. (a) (b)	30,900	59,637
Apellis Pharmaceuticals, Inc. (a)	34,500	754,515
Apogee Therapeutics, Inc. (a) (b)	12,000	448,320
Applied Therapeutics, Inc. (a) (b)	36,400	17,796
Arbutus Biopharma Corp. (a) (b)	46,300	161,587
Arcellx, Inc. (a)	13,800	905,280
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,235	76,619
Arcus Biosciences, Inc. (a)	17,195	134,981
Arcutis Biotherapeutics, Inc. (a)	34,000	531,760
Ardelyx, Inc. (a)	74,400	365,304
ArriVent Biopharma, Inc. (a) (b)	8,900	164,561
Arrowhead Pharmaceuticals, Inc. (a) (b)	37,761	481,075
ARS Pharmaceuticals, Inc. (a) (b)	15,600	196,248
Artiva Biotherapeutics, Inc. (a)	5,300	15,900

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Astria Therapeutics, Inc. (a) (b)	14,700	$78,498
Atossa Therapeutics, Inc. (a) (b)	46,500	31,290
Aura Biosciences, Inc. (a) (b)	14,700	86,142
Aurinia Pharmaceuticals, Inc. (a) (b)	42,600	342,504
Avidity Biosciences, Inc. (a) (b)	35,900	1,059,768
Avita Medical, Inc. (a) (b)	8,200	66,748
Beam Therapeutics, Inc. (a)	28,900	564,417
Bicara Therapeutics, Inc. (a)	5,800	75,574
BioCryst Pharmaceuticals, Inc. (a)	65,430	490,725
Biohaven Ltd. (a)	27,100	651,484
BioMarin Pharmaceutical, Inc. (a)	60,127	4,250,378
Biomea Fusion, Inc. (a) (b)	10,100	21,513
Black Diamond Therapeutics, Inc. (a) (b)	9,500	14,725
Bluebird Bio, Inc. (a) (b)	3,940	19,227
Blueprint Medicines Corp. (a)	20,042	1,773,917
Boundless Bio, Inc. (a) (b)	8,600	12,986
Bridgebio Pharma, Inc. (a)	44,394	1,534,701
C4 Therapeutics, Inc. (a) (b)	21,600	34,560
Cabaletta Bio, Inc. (a) (b)	14,500	20,083
CAMP4 Therapeutics Corp. (a)	2,800	11,200
Candel Therapeutics, Inc. (a) (b)	7,600	42,940
Capricor Therapeutics, Inc. (a) (b)	11,600	110,084
Cardiff Oncology, Inc. (a) (b)	14,700	46,158
CareDx, Inc. (a)	16,248	288,402
Cargo Therapeutics, Inc. (a) (b)	12,100	49,247
Caribou Biosciences, Inc. (a) (b)	29,300	26,754
Cartesian Therapeutics, Inc. (a) (b)	3,190	42,044
Catalyst Pharmaceuticals, Inc. (a)	35,787	867,835
Celcuity, Inc. (a) (b)	10,400	105,144
Celldex Therapeutics, Inc. (a)	20,400	370,260
Century Therapeutics, Inc. (a) (b)	19,500	9,282
CervoMed, Inc. (a) (b)	1,900	17,385
CG oncology, Inc. (a) (b)	17,000	416,330
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cibus, Inc. (a)	5,500	10,285
Climb Bio, Inc. (a) (b)	11,500	14,030
Cogent Biosciences, Inc. (a)	29,000	173,710
Coherus Biosciences, Inc. (a) (b)	37,817	30,518
Compass Therapeutics, Inc. (a) (b)	30,700	58,330
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	3,900	20,709
Crinetics Pharmaceuticals, Inc. (a) (b)	29,000	972,660
Cullinan Therapeutics, Inc. (a)	16,600	125,662
Cytokinetics, Inc. (a) (b)	35,696	1,434,622
Day One Biopharmaceuticals, Inc. (a)	17,200	136,396
Denali Therapeutics, Inc. (a)	39,332	534,719
Design Therapeutics, Inc. (a)	11,300	43,618
Security Description	Shares	Value
Dianthus Therapeutics, Inc. (a) (b)	7,600	$137,864
Disc Medicine, Inc. (a) (b)	7,100	352,444
Dynavax Technologies Corp. (a)	41,738	541,342
Dyne Therapeutics, Inc. (a)	26,400	276,144
Editas Medicine, Inc. (a) (b)	26,139	30,321
Elevation Oncology, Inc. (a) (b)	23,500	6,089
Enanta Pharmaceuticals, Inc. (a) (b)	5,900	32,568
Entrada Therapeutics, Inc. (a) (b)	7,540	68,162
Erasca, Inc. (a) (b)	58,400	80,008
Exact Sciences Corp. (a) (b)	58,729	2,542,378
Exelixis, Inc. (a)	89,384	3,300,057
Fate Therapeutics, Inc. (a) (b)	27,189	21,482
Fennec Pharmaceuticals, Inc. (a) (b)	8,200	49,938
Fibrobiologics, Inc. (a) (b)	9,400	8,460
Foghorn Therapeutics, Inc. (a) (b)	6,800	24,820
Galectin Therapeutics, Inc. (a) (b)	300	366
Generation Bio Co. (a) (b)	20,300	8,222
Geron Corp. (a)	186,883	297,144
GRAIL, Inc. (a) (b)	8,583	219,210
Greenwich Lifesciences, Inc. (a) (b)	1,700	16,218
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a) (b)	2,700	20,844
Halozyme Therapeutics, Inc. (a)	38,958	2,485,910
Heron Therapeutics, Inc. (a) (b)	37,217	81,877
HilleVax, Inc. (a) (b)	10,200	14,790
Humacyte, Inc. (a) (b)	26,900	45,865
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	27,300	447,174
IGM Biosciences, Inc. (a) (b)	5,800	6,670
ImmunityBio, Inc. (a) (b)	47,600	143,276
Immunome, Inc. (a) (b)	18,000	121,140
Immunovant, Inc. (a) (b)	18,400	314,456
Inhibrx Biosciences, Inc. (a) (b)	3,700	51,763
Inmune Bio, Inc. (a) (b)	4,900	38,269
Inovio Pharmaceuticals, Inc. (a)	10,000	16,300
Inozyme Pharma, Inc. (a) (b)	18,500	16,835
Insmed, Inc. (a)	54,466	4,155,211
Intellia Therapeutics, Inc. (a) (b)	32,100	228,231
Invivyd, Inc. (a) (b)	33,600	20,338
Ionis Pharmaceuticals, Inc. (a)	50,421	1,521,202
Iovance Biotherapeutics, Inc. (a) (b)	86,800	289,044
Ironwood Pharmaceuticals, Inc. (a) (b)	44,678	65,677
iTeos Therapeutics, Inc. (a)	8,400	50,148
Janux Therapeutics, Inc. (a) (b)	10,100	272,700
Jasper Therapeutics, Inc. (a) (b)	4,200	18,060
Jounce Therapeutics, Inc. (a) (b)	20,900	627
KalVista Pharmaceuticals, Inc. (a) (b)	12,300	141,942
Keros Therapeutics, Inc. (a)	10,847	110,531

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kiniksa Pharmaceuticals International PLC (a)	12,225	$271,517
Kodiak Sciences, Inc. (a) (b)	12,035	33,758
Korro Bio, Inc. (a)	2,200	38,302
Krystal Biotech, Inc. (a)	7,867	1,418,420
Kura Oncology, Inc. (a)	23,400	154,440
Kymera Therapeutics, Inc. (a) (b)	14,900	407,813
Kyverna Therapeutics, Inc. (a) (b)	10,300	19,879
Larimar Therapeutics, Inc. (a) (b)	15,400	33,110
LENZ Therapeutics, Inc. (a) (b)	4,028	103,560
Lexeo Therapeutics, Inc. (a) (b)	6,500	22,555
Lexicon Pharmaceuticals, Inc. (a) (b)	40,521	18,672
Lineage Cell Therapeutics, Inc. (a) (b)	61,700	27,864
Lyell Immunopharma, Inc. (a) (b)	60,700	32,657
MacroGenics, Inc. (a) (b)	20,134	25,570
Madrigal Pharmaceuticals, Inc. (a)	5,713	1,892,317
MannKind Corp. (a)	85,500	430,065
MeiraGTx Holdings PLC (a) (b)	15,800	107,124
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
Mersana Therapeutics, Inc. (a)	45,300	15,592
Metagenomi, Inc. (a) (b)	10,900	14,824
MiMedx Group, Inc. (a)	37,700	286,520
Mineralys Therapeutics, Inc. (a)	9,000	142,920
Mirum Pharmaceuticals, Inc. (a)	12,600	567,630
Monte Rosa Therapeutics, Inc. (a) (b)	13,100	60,784
Myriad Genetics, Inc. (a)	28,295	250,977
Natera, Inc. (a)	36,832	5,208,413
Neurocrine Biosciences, Inc. (a)	31,747	3,511,218
Neurogene, Inc. (a) (b)	3,800	44,498
Nkarta, Inc. (a) (b)	15,800	29,072
Novavax, Inc. (a)	48,693	312,122
Nurix Therapeutics, Inc. (a)	23,800	282,744
Nuvalent, Inc. Class A (a) (b)	11,100	787,212
Ocugen, Inc. (a) (b)	86,400	61,024
Olema Pharmaceuticals, Inc. (a) (b)	12,200	45,872
Organogenesis Holdings, Inc. (a)	21,798	94,167
ORIC Pharmaceuticals, Inc. (a) (b)	19,500	108,810
Outlook Therapeutics, Inc. (a) (b)	5,525	6,741
Ovid therapeutics, Inc. (a)	18,300	5,708
PepGen, Inc. (a) (b)	6,109	8,583
Perspective Therapeutics, Inc. (a) (b)	15,600	33,228
Praxis Precision Medicines, Inc. (a)	5,400	204,498
Precigen, Inc. (a) (b)	42,641	63,535
Prelude Therapeutics, Inc. (a) (b)	8,700	6,682
Prime Medicine, Inc. (a) (b)	18,200	36,218
ProKidney Corp. (a)	40,400	35,398
Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	18,802	$909,265
Prothena Corp. PLC (a) (b)	13,500	167,062
PTC Therapeutics, Inc. (a)	24,100	1,228,136
Puma Biotechnology, Inc. (a) (b)	15,200	44,992
Pyxis Oncology, Inc. (a) (b)	18,000	17,638
Q32 Bio, Inc. (a) (b)	2,200	3,630
RAPT Therapeutics, Inc. (a) (b)	10,000	12,200
Recursion Pharmaceuticals, Inc. Class A (a) (b)	79,400	420,026
REGENXBIO, Inc. (a)	14,400	102,960
Regulus Therapeutics, Inc. (a) (b)	23,200	40,600
Relay Therapeutics, Inc. (a)	39,500	103,490
Renovaro, Inc. (a) (b)	44,700	24,281
Replimune Group, Inc. (a)	21,800	212,550
Revolution Medicines, Inc. (a)	53,744	1,900,388
Rhythm Pharmaceuticals, Inc. (a)	17,300	916,381
Rigel Pharmaceuticals, Inc. (a)	5,568	100,168
Rocket Pharmaceuticals, Inc. (a) (b)	23,700	158,079
Roivant Sciences Ltd. (a) (b)	133,597	1,347,994
Sage Therapeutics, Inc. (a) (b)	17,272	137,312
Sana Biotechnology, Inc. (a) (b)	41,900	70,392
Sarepta Therapeutics, Inc. (a)	29,152	1,860,481
Savara, Inc. (a) (b)	39,700	109,969
Scholar Rock Holding Corp. (a)	25,400	816,610
Sera Prognostics, Inc. Class A (a) (b)	7,800	28,704
Shattuck Labs, Inc. (a) (b)	17,000	16,152
Skye Bioscience, Inc. (a)	6,300	10,017
Soleno Therapeutics, Inc. (a) (b)	8,100	578,745
Solid Biosciences, Inc. (a) (b)	8,500	31,450
SpringWorks Therapeutics, Inc. (a) (b)	21,700	957,621
Spyre Therapeutics, Inc. (a) (b)	12,300	198,460
Stoke Therapeutics, Inc. (a) (b)	11,400	75,810
Summit Therapeutics, Inc. (a) (b)	29,100	561,339
Sutro Biopharma, Inc. (a) (b)	31,900	20,754
Syndax Pharmaceuticals, Inc. (a)	25,920	318,427
Tango Therapeutics, Inc. (a) (b)	17,100	23,427
Taysha Gene Therapies, Inc. (a) (b)	55,500	77,145
Tenaya Therapeutics, Inc. (a) (b)	22,200	12,656
Tevogen Bio Holdings, Inc. (a) (b)	8,900	9,612
TG Therapeutics, Inc. (a) (b)	44,142	1,740,519
Tobira Therapeutics, Inc. CVR (a)	200	906
Tourmaline Bio, Inc. (a) (b)	7,300	111,033
Travere Therapeutics, Inc. (a) (b)	26,598	476,636
TScan Therapeutics, Inc. (a) (b)	16,200	22,356
Twist Bioscience Corp. (a)	18,712	734,633
Tyra Biosciences, Inc. (a) (b)	6,007	55,865
Ultragenyx Pharmaceutical, Inc. (a)	28,576	1,034,737

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	13,921	$4,291,427
Upstream Bio, Inc. (a) (b)	5,900	36,108
UroGen Pharma Ltd. (a) (b)	12,300	136,038
Vanda Pharmaceuticals, Inc. (a)	17,151	78,723
Vaxcyte, Inc. (a) (b)	39,200	1,480,192
Vera Therapeutics, Inc. (a)	14,300	343,486
Veracyte, Inc. (a)	24,687	731,970
Verastem, Inc. (a) (b)	12,300	74,169
Vericel Corp. (a)	15,573	694,867
Verve Therapeutics, Inc. (a)	22,500	102,825
Viking Therapeutics, Inc. (a) (b)	34,200	825,930
Vir Biotechnology, Inc. (a)	28,739	186,229
Viridian Therapeutics, Inc. (a)	23,600	318,128
Voyager Therapeutics, Inc. (a)	13,500	45,630
Werewolf Therapeutics, Inc. (a)	12,300	11,958
X4 Pharmaceuticals, Inc. (a) (b)	53,900	12,742
XBiotech, Inc. (a) (b)	6,800	22,032
Xencor, Inc. (a)	21,285	226,472
XOMA Royalty Corp. (a) (b)	2,500	49,825
Y-mAbs Therapeutics, Inc. (a) (b)	11,700	51,831
Zenas Biopharma, Inc. (a) (b)	4,800	37,920
Zentalis Pharmaceuticals, Inc. (a) (b)	21,000	33,390
Zura Bio Ltd. (a)	17,500	22,575
Zymeworks, Inc. (a) (b)	17,300	206,043
		103,826,703
BROADLINE RETAIL — 0.7%
1stdibs.com, Inc. (a)	5,900	17,936
Coupang, Inc. (a)	372,730	8,173,969
Dillard's, Inc. Class A (b)	952	340,940
Etsy, Inc. (a)	35,900	1,693,762
Groupon, Inc. (a) (b)	7,400	138,898
Kohl's Corp. (b)	35,506	290,439
Macy's, Inc. (b)	87,200	1,095,232
Nordstrom, Inc.	32,200	787,290
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	19,369	2,253,777
Savers Value Village, Inc. (a) (b)	7,400	51,060
		14,843,303
BUILDING PRODUCTS — 1.6%
AAON, Inc. (b)	21,427	1,674,092
Advanced Drainage Systems, Inc. (b)	22,286	2,421,374
American Woodmark Corp. (a)	4,756	279,795
Apogee Enterprises, Inc.	6,909	320,094
Armstrong World Industries, Inc.	13,995	1,971,616
AZEK Co., Inc. (a)	45,492	2,224,104
AZZ, Inc. (b)	9,293	776,988
Caesarstone Ltd. (a) (b)	7,600	18,468
Carlisle Cos., Inc.	14,338	4,882,089
CSW Industrials, Inc.	5,271	1,536,602
Fortune Brands Innovations, Inc.	39,136	2,382,600
Gibraltar Industries, Inc. (a)	9,600	563,136
Griffon Corp.	12,500	893,750
Hayward Holdings, Inc. (a)	45,800	637,536
Security Description	Shares	Value
Insteel Industries, Inc.	5,887	$154,828
Janus International Group, Inc. (a) (b)	43,300	311,760
JELD-WEN Holding, Inc. (a) (b)	26,609	158,856
Masterbrand, Inc. (a)	40,000	522,400
Owens Corning	27,145	3,876,849
Quanex Building Products Corp. (b)	14,850	276,061
Resideo Technologies, Inc. (a)	46,177	817,333
Simpson Manufacturing Co., Inc.	13,454	2,113,354
Tecnoglass, Inc. (b)	7,100	508,005
Trex Co., Inc. (a) (b)	34,038	1,977,608
UFP Industries, Inc.	18,610	1,992,014
Zurn Elkay Water Solutions Corp.	45,490	1,500,260
		34,791,572
CAPITAL MARKETS — 4.4%
Acadian Asset Management, Inc.	8,473	219,112
Affiliated Managers Group, Inc.	9,439	1,586,035
AlTi Global, Inc. (a) (b)	13,000	39,520
ARES Management Corp. Class A	59,530	8,727,693
Artisan Partners Asset Management, Inc. Class A	19,902	778,168
B Riley Financial, Inc. (b)	7,434	28,770
BGC Group, Inc. Class A	112,200	1,028,874
Blue Owl Capital, Inc. (b)	168,736	3,381,469
Carlyle Group, Inc. (b)	69,712	3,038,746
Cohen & Steers, Inc. (b)	8,709	698,897
Coinbase Global, Inc. Class A (a)	65,200	11,229,396
Diamond Hill Investment Group, Inc.	768	109,701
DigitalBridge Group, Inc. (b)	50,129	442,138
Donnelley Financial Solutions, Inc. (a)	8,875	387,926
Evercore, Inc. Class A	11,241	2,245,052
Forge Global Holdings, Inc. (a) (b)	44,800	25,178
GCM Grosvenor, Inc. Class A (b)	13,800	182,574
Hamilton Lane, Inc. Class A (b)	12,404	1,844,103
Houlihan Lokey, Inc.	16,900	2,729,350
Interactive Brokers Group, Inc. Class A	33,628	5,568,460
Janus Henderson Group PLC	40,500	1,464,075
Jefferies Financial Group, Inc.	55,619	2,979,510
Lazard, Inc. (b)	35,202	1,524,247
LPL Financial Holdings, Inc.	27,784	9,089,258
MarketWise, Inc. (b)	11,400	5,627
Moelis & Co. Class A	22,300	1,301,428
Morningstar, Inc.	8,497	2,547,995
Open Lending Corp. (a)	32,300	89,148
P10, Inc. Class A (b)	13,000	152,750
Patria Investments Ltd. Class A (b)	18,100	204,349
Perella Weinberg Partners	16,300	299,920
Piper Sandler Cos.	5,471	1,354,948

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PJT Partners, Inc. Class A (b)	7,372	$1,016,451
Robinhood Markets, Inc. Class A (a)	216,166	8,996,829
SEI Investments Co.	31,806	2,469,100
Silvercrest Asset Management Group, Inc. Class A	3,100	50,716
StepStone Group, Inc. Class A	21,026	1,098,188
Stifel Financial Corp.	31,616	2,980,124
StoneX Group, Inc. (a)	13,931	1,064,050
TPG, Inc. (b)	27,400	1,299,582
Tradeweb Markets, Inc. Class A	37,392	5,551,216
Value Line, Inc. (b)	200	7,734
Victory Capital Holdings, Inc. Class A (b)	13,000	752,310
Virtu Financial, Inc. Class A	25,797	983,382
Virtus Investment Partners, Inc.	2,127	366,610
WisdomTree, Inc.	42,299	377,307
XP, Inc. Class A	131,200	1,804,000
		94,122,016
CHEMICALS — 1.5%
AdvanSix, Inc.	8,100	183,465
American Vanguard Corp.	9,552	42,029
Arq, Inc. (a) (b)	9,300	38,781
Ashland, Inc.	14,972	887,690
ASP Isotopes, Inc. (a) (b)	16,100	75,509
Aspen Aerogels, Inc. (a)	19,500	124,605
Avient Corp.	28,246	1,049,621
Axalta Coating Systems Ltd. (a)	69,300	2,298,681
Balchem Corp.	10,186	1,690,876
Cabot Corp.	16,530	1,374,304
Celanese Corp.	35,100	1,992,627
Chemours Co.	47,943	648,669
Core Molding Technologies, Inc. (a)	2,400	36,480
Ecovyst, Inc. (a) (b)	36,750	227,850
Element Solutions, Inc.	72,000	1,627,920
FMC Corp.	40,000	1,687,600
Hawkins, Inc.	6,096	645,688
HB Fuller Co.	17,260	968,631
Huntsman Corp.	52,439	828,012
Ingevity Corp. (a)	11,538	456,790
Innospec, Inc.	7,895	748,051
Intrepid Potash, Inc. (a)	3,490	102,571
Koppers Holdings, Inc.	6,230	174,440
Kronos Worldwide, Inc.	6,500	48,620
LSB Industries, Inc. (a) (b)	16,900	111,371
Mativ Holdings, Inc.	17,021	106,041
Minerals Technologies, Inc.	9,992	635,192
NewMarket Corp.	2,143	1,213,902
Northern Technologies International Corp. (b)	2,900	30,189
Olin Corp.	36,747	890,747
Orion SA	18,000	232,740
Perimeter Solutions, Inc. (a)	42,300	425,961
PureCycle Technologies, Inc. (a) (b)	38,900	269,188
Security Description	Shares	Value
Quaker Chemical Corp. (b)	4,407	$544,749
Rayonier Advanced Materials, Inc. (a)	20,300	116,725
RPM International, Inc.	40,443	4,678,446
Scotts Miracle-Gro Co.	13,644	748,919
Sensient Technologies Corp.	13,319	991,333
Stepan Co.	6,778	373,061
Tronox Holdings PLC	37,469	263,782
Valhi, Inc. (b)	970	15,763
Westlake Corp.	10,696	1,069,921
		30,677,540
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ABM Industries, Inc.	19,588	927,688
ACCO Brands Corp.	28,542	119,591
ACV Auctions, Inc. Class A (a) (b)	46,700	658,003
Bridger Aerospace Group Holdings, Inc. (a)	4,700	5,311
BrightView Holdings, Inc. (a)	18,900	242,676
Brink's Co.	13,714	1,181,598
Casella Waste Systems, Inc. Class A (a) (b)	19,690	2,195,632
CECO Environmental Corp. (a) (b)	9,200	209,760
Cimpress PLC (a)	5,333	241,212
Clean Harbors, Inc. (a)	16,253	3,203,466
CompX International, Inc.	600	12,432
CoreCivic, Inc. (a)	34,425	698,483
Deluxe Corp.	13,976	220,961
Driven Brands Holdings, Inc. (a) (b)	18,900	323,946
Ennis, Inc.	7,897	158,651
Enviri Corp. (a) (b)	25,025	166,416
GEO Group, Inc. (a)	40,163	1,173,161
Healthcare Services Group, Inc. (a)	23,165	233,503
HNI Corp.	15,011	665,738
Interface, Inc.	18,162	360,334
LanzaTech Global, Inc. (a) (b)	40,300	9,757
Liquidity Services, Inc. (a)	6,813	211,271
Matthews International Corp. Class A	9,331	207,521
MillerKnoll, Inc.	21,534	412,161
Montrose Environmental Group, Inc. (a) (b)	9,995	142,529
MSA Safety, Inc.	11,773	1,726,981
NL Industries, Inc.	2,831	22,365
OPENLANE, Inc. (a)	33,492	645,726
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	40,712
Pitney Bowes, Inc.	51,864	469,369
Pursuit Attractions & Hospitality, Inc. (a) (b)	6,454	228,407
Quad/Graphics, Inc.	9,800	53,410
Quest Resource Holding Corp. (a) (b)	6,300	16,380

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
RB Global, Inc.	58,310	$5,848,493
Steelcase, Inc. Class A	29,300	321,128
Tetra Tech, Inc.	84,810	2,480,692
UniFirst Corp.	4,750	826,500
Vestis Corp. (b)	36,670	363,033
Virco Mfg. Corp. (b)	3,300	31,218
VSE Corp. (b)	5,580	669,544
		27,725,759
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN Holdings, Inc. (a) (b)	24,837	216,579
Applied Optoelectronics, Inc. (a)	13,600	208,760
Aviat Networks, Inc. (a) (b)	3,400	65,178
Calix, Inc. (a)	18,800	666,272
Ciena Corp. (a)	45,015	2,720,256
Clearfield, Inc. (a) (b)	3,800	112,936
CommScope Holding Co., Inc. (a)	67,755	359,779
Digi International, Inc. (a)	11,470	319,210
Extreme Networks, Inc. (a)	40,700	538,461
Harmonic, Inc. (a)	34,900	334,691
Lumentum Holdings, Inc. (a) (b)	21,582	1,345,422
NETGEAR, Inc. (a)	8,789	214,979
NetScout Systems, Inc. (a)	21,807	458,165
Ribbon Communications, Inc. (a)	29,100	114,072
Ubiquiti, Inc. (b)	1,332	413,106
Viasat, Inc. (a) (b)	39,111	407,537
Viavi Solutions, Inc. (a)	69,558	778,354
		9,273,757
CONSTRUCTION & ENGINEERING — 1.6%
AECOM	42,096	3,903,562
Ameresco, Inc. Class A (a) (b)	10,200	123,216
API Group Corp. (a)	74,423	2,661,367
Arcosa, Inc.	15,286	1,178,856
Argan, Inc.	3,988	523,106
Bowman Consulting Group Ltd. (a) (b)	4,200	91,686
Centuri Holdings, Inc. (a) (b)	5,300	86,867
Comfort Systems USA, Inc.	11,182	3,604,294
Concrete Pumping Holdings, Inc.	8,456	46,170
Construction Partners, Inc. Class A (a) (b)	14,598	1,049,158
Dycom Industries, Inc. (a)	8,952	1,363,748
EMCOR Group, Inc.	14,453	5,342,262
Everus Construction Group, Inc. (a)	16,359	606,755
Fluor Corp. (a)	53,307	1,909,457
Granite Construction, Inc. (b)	13,879	1,046,477
Great Lakes Dredge & Dock Corp. (a)	20,750	180,525
IES Holdings, Inc. (a) (b)	2,600	429,286
Limbach Holdings, Inc. (a) (b)	3,200	238,304
MasTec, Inc. (a)	19,953	2,328,715
Matrix Service Co. (a)	8,300	103,169
MYR Group, Inc. (a)	5,048	570,878
Northwest Pipe Co. (a)	3,016	124,561
Security Description	Shares	Value
Orion Group Holdings, Inc. (a) (b)	11,400	$59,622
Primoris Services Corp.	16,854	967,588
Southland Holdings, Inc. (a)	3,700	11,063
Sterling Infrastructure, Inc. (a)	9,371	1,060,891
Tutor Perini Corp. (a)	13,700	317,566
Valmont Industries, Inc.	6,374	1,818,948
WillScot Holdings Corp. (b)	57,613	1,601,641
		33,349,738
CONSTRUCTION MATERIALS — 1.1%
CRH PLC	221,100	19,450,167
Eagle Materials, Inc.	10,623	2,357,562
Knife River Corp. (a) (b)	17,761	1,602,220
Smith-Midland Corp. (a) (b)	1,400	43,498
U.S. Lime & Minerals, Inc.	3,305	292,096
		23,745,543
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	87,362	3,186,092
Atlanticus Holdings Corp. (a) (b)	1,800	92,070
Bread Financial Holdings, Inc.	15,710	786,757
Consumer Portfolio Services, Inc. (a) (b)	2,200	19,074
Credit Acceptance Corp. (a) (b)	2,009	1,037,347
Dave, Inc. (a) (b)	2,500	206,650
Encore Capital Group, Inc. (a)	7,351	251,992
Enova International, Inc. (a)	8,100	782,136
FirstCash Holdings, Inc.	12,015	1,445,645
Green Dot Corp. Class A (a)	17,000	143,480
LendingClub Corp. (a)	34,906	360,230
LendingTree, Inc. (a)	3,136	157,647
Medallion Financial Corp. (b)	5,700	49,647
Moneylion, Inc. (a)	2,800	242,228
Navient Corp. (b)	23,504	296,856
Nelnet, Inc. Class A	4,542	503,844
NerdWallet, Inc. Class A (a) (b)	11,100	100,455
OneMain Holdings, Inc.	36,344	1,776,495
OppFi, Inc. (b)	6,600	61,380
PRA Group, Inc. (a)	12,272	253,049
PROG Holdings, Inc.	12,874	342,448
Regional Management Corp.	2,600	78,286
SLM Corp. (b)	67,112	1,971,079
SoFi Technologies, Inc. (a) (b)	343,700	3,997,231
Upstart Holdings, Inc. (a)	25,303	1,164,697
World Acceptance Corp. (a)	1,128	142,748
		19,449,563
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Albertsons Cos., Inc. Class A	133,100	2,926,869
Andersons, Inc.	10,285	441,535
BJ's Wholesale Club Holdings, Inc. (a)	42,000	4,792,200
Casey's General Stores, Inc.	11,775	5,110,821
Chefs' Warehouse, Inc. (a) (b)	11,200	609,952
Grocery Outlet Holding Corp. (a) (b)	30,545	427,019

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Guardian Pharmacy Services, Inc. Class A (a)	2,700	$57,402
HF Foods Group, Inc. (a) (b)	12,100	59,290
Ingles Markets, Inc. Class A	4,556	296,732
Maplebear, Inc. (a)	52,900	2,110,181
Natural Grocers by Vitamin Cottage, Inc.	3,000	120,600
Performance Food Group Co. (a)	48,608	3,822,047
PriceSmart, Inc.	7,891	693,224
SpartanNash Co.	10,664	216,053
Sprouts Farmers Market, Inc. (a)	31,447	4,800,070
U.S. Foods Holding Corp. (a)	69,200	4,529,832
United Natural Foods, Inc. (a)	18,599	509,427
Village Super Market, Inc. Class A	2,779	105,630
Weis Markets, Inc. (b)	5,215	401,816
		32,030,700
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	21,039	3,121,767
Ardagh Group SA (a) (b)	3,500	26,425
Ardagh Metal Packaging SA (b)	45,800	138,316
Berry Global Group, Inc.	36,435	2,543,527
Crown Holdings, Inc.	37,227	3,322,882
Graphic Packaging Holding Co. (b)	94,525	2,453,869
Greif, Inc. Class A	8,000	439,920
Greif, Inc. Class B	1,342	79,554
Myers Industries, Inc.	11,695	139,521
O-I Glass, Inc. (a)	48,928	561,204
Pactiv Evergreen, Inc.	12,800	230,528
Ranpak Holdings Corp. (a) (b)	14,700	79,674
Sealed Air Corp. (b)	46,804	1,352,636
Silgan Holdings, Inc.	26,368	1,347,932
Sonoco Products Co.	31,178	1,472,849
TriMas Corp. (b)	12,806	300,045
		17,610,649
DISTRIBUTORS — 0.0% (e)
A-Mark Precious Metals, Inc. (b)	5,600	142,072
GigaCloud Technology, Inc. Class A (a)	7,400	105,080
Weyco Group, Inc. (b)	2,100	64,008
		311,160
DIVERSIFIED CONSUMER SERVICES — 1.1%
ADT, Inc.	119,649	973,943
Adtalem Global Education, Inc. (a)	11,874	1,194,999
American Public Education, Inc. (a) (b)	5,000	111,600
Bright Horizons Family Solutions, Inc. (a)	18,602	2,363,198
Carriage Services, Inc.	4,296	166,470
Chegg, Inc. (a)	23,857	15,249
Coursera, Inc. (a)	43,500	289,710
Duolingo, Inc. (a)	11,935	3,706,295
Security Description	Shares	Value
European Wax Center, Inc. Class A (a)	9,400	$37,130
Frontdoor, Inc. (a)	24,311	934,029
Graham Holdings Co. Class B	1,003	963,743
Grand Canyon Education, Inc. (a)	9,078	1,570,676
H&R Block, Inc.	43,426	2,384,522
KinderCare Learning Cos., Inc. (a)	8,800	101,992
Laureate Education, Inc. (a)	41,270	843,971
Lincoln Educational Services Corp. (a)	8,300	131,721
Mister Car Wash, Inc. (a) (b)	30,100	237,489
Nerdy, Inc. (a) (b)	23,700	33,654
OneSpaWorld Holdings Ltd.	31,800	533,922
Perdoceo Education Corp.	20,712	521,528
Service Corp. International	44,783	3,591,597
Strategic Education, Inc.	7,046	591,582
Stride, Inc. (a) (b)	13,405	1,695,732
Udemy, Inc. (a)	28,800	223,488
Universal Technical Institute, Inc. (a)	14,200	364,656
		23,582,896
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	22,938	395,222
Alpine Income Property Trust, Inc. REIT	3,834	64,105
American Assets Trust, Inc. REIT	15,117	304,456
Armada Hoffler Properties, Inc. REIT	24,600	184,746
Broadstone Net Lease, Inc. REIT	59,519	1,014,204
CTO Realty Growth, Inc. REIT (b)	9,035	174,466
Empire State Realty Trust, Inc. Class A REIT	43,124	337,230
Essential Properties Realty Trust, Inc. REIT	55,428	1,809,170
Gladstone Commercial Corp. REIT	13,630	204,177
Global Net Lease, Inc. REIT	63,274	508,723
NexPoint Diversified Real Estate Trust REIT (b)	11,562	44,282
One Liberty Properties, Inc. REIT	5,038	132,348
WP Carey, Inc. REIT (b)	68,946	4,351,182
		9,524,311
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a)	3,207	117,376
AST SpaceMobile, Inc. (a) (b)	42,300	961,902
ATN International, Inc. (b)	3,257	66,150
Bandwidth, Inc. Class A (a) (b)	7,902	103,516
Cogent Communications Holdings, Inc.	13,874	850,615
Frontier Communications Parent, Inc. (a)	78,081	2,799,985
GCI Liberty, Inc. (a) (d)	16,346	—

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Globalstar, Inc. (a) (b)	15,386	$320,952
IDT Corp. Class B	4,900	251,419
Iridium Communications, Inc. (b)	35,775	977,373
Liberty Global Ltd. Class A (a)	52,400	603,124
Liberty Global Ltd. Class C (a)	50,200	600,894
Liberty Latin America Ltd. Class A (a) (b)	8,788	55,628
Liberty Latin America Ltd. Class C (a) (b)	42,200	262,062
Lumen Technologies, Inc. (a)	319,600	1,252,832
Shenandoah Telecommunications Co.	15,350	192,949
		9,416,777
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	18,062	1,186,673
Genie Energy Ltd. Class B	3,800	57,190
Hawaiian Electric Industries, Inc. (a) (b)	54,883	600,969
IDACORP, Inc.	16,938	1,968,534
MGE Energy, Inc.	11,571	1,075,640
OGE Energy Corp.	63,638	2,924,803
Otter Tail Corp.	13,076	1,050,918
Portland General Electric Co. (b)	32,497	1,449,366
TXNM Energy, Inc. (b)	28,160	1,505,997
		11,820,090
ELECTRICAL EQUIPMENT — 1.3%
Acuity, Inc.	9,821	2,586,360
Allient, Inc.	4,543	99,855
American Superconductor Corp. (a)	11,000	199,540
Amprius Technologies, Inc. (a) (b)	4,600	12,328
Array Technologies, Inc. (a) (b)	48,200	234,734
Atkore, Inc.	10,900	653,891
Blink Charging Co. (a) (b)	35,100	32,211
Bloom Energy Corp. Class A (a) (b)	63,446	1,247,348
ChargePoint Holdings, Inc. (a) (b)	127,000	76,835
Energy Vault Holdings, Inc. (a) (b)	35,800	24,895
EnerSys	12,341	1,130,189
Enovix Corp. (a) (b)	51,900	380,946
Fluence Energy, Inc. (a) (b)	19,500	94,575
FuelCell Energy, Inc. (a) (b)	6,752	30,992
GrafTech International Ltd. (a) (b)	81,550	71,307
Hyliion Holdings Corp. (a) (b)	40,500	56,700
LSI Industries, Inc.	9,000	153,000
NANO Nuclear Energy, Inc. (a) (b)	7,700	203,742
Net Power, Inc. (a) (b)	7,800	20,514
NEXTracker, Inc. Class A (a)	45,000	1,896,300
NuScale Power Corp. (a) (b)	28,600	404,976
nVent Electric PLC	52,600	2,757,292
Plug Power, Inc. (a) (b)	260,488	351,659
Security Description	Shares	Value
Powell Industries, Inc. (b)	2,935	$499,919
Preformed Line Products Co. (b)	800	112,072
Regal Rexnord Corp.	21,145	2,407,358
Sensata Technologies Holding PLC	47,547	1,153,966
SES AI Corp. (a) (b)	49,400	25,723
Shoals Technologies Group, Inc. Class A (a) (b)	52,900	175,628
SolarMax Technology, Inc. (a)	11,400	13,680
Solidion Technology, Inc. (a) (b)	17,900	2,159
Stem, Inc. (a) (b)	48,400	16,954
Sunrun, Inc. (a) (b)	69,789	408,964
T1 Energy, Inc. (a) (b)	32,700	41,202
Thermon Group Holdings, Inc. (a)	10,480	291,868
TPI Composites, Inc. (a) (b)	17,900	14,427
Ultralife Corp. (a)	3,700	19,906
Vertiv Holdings Co. Class A	115,189	8,316,646
Vicor Corp. (a)	7,176	335,693
		26,556,354
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
908 Devices, Inc. (a) (b)	7,700	34,496
Advanced Energy Industries, Inc.	11,854	1,129,805
Aeva Technologies, Inc. (a) (b)	7,300	51,100
Arlo Technologies, Inc. (a)	30,817	304,164
Arrow Electronics, Inc. (a)	16,694	1,733,338
Avnet, Inc. (b)	27,297	1,312,713
Badger Meter, Inc.	9,276	1,764,759
Bel Fuse, Inc. Class A	500	36,030
Bel Fuse, Inc. Class B (b)	3,300	247,038
Belden, Inc.	12,663	1,269,466
Benchmark Electronics, Inc.	11,231	427,115
Climb Global Solutions, Inc. (b)	1,300	143,988
Cognex Corp.	54,671	1,630,836
Coherent Corp. (a)	39,614	2,572,533
Crane NXT Co. (b)	15,548	799,167
CTS Corp.	9,487	394,185
Daktronics, Inc. (a) (b)	12,900	157,122
ePlus, Inc. (a)	8,336	508,746
Evolv Technologies Holdings, Inc. (a) (b)	41,800	130,416
Fabrinet (a)	11,369	2,245,491
FARO Technologies, Inc. (a) (b)	5,988	163,472
Ingram Micro Holding Corp. (b)	5,700	101,118
Insight Enterprises, Inc. (a)	8,638	1,295,614
IPG Photonics Corp. (a)	8,600	543,004
Itron, Inc. (a)	14,303	1,498,382
Kimball Electronics, Inc. (a)	7,644	125,744
Knowles Corp. (a) (b)	27,268	414,474
Lightwave Logic, Inc. (a) (b)	40,300	41,308
Littelfuse, Inc.	7,799	1,534,375
Methode Electronics, Inc.	10,380	66,224
MicroVision, Inc. (a) (b)	65,700	81,468
Mirion Technologies, Inc. (a) (b)	65,200	945,400

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Napco Security Technologies, Inc.	11,056	$254,509
nLight, Inc. (a) (b)	14,588	113,349
Novanta, Inc. (a)	11,231	1,436,108
OSI Systems, Inc. (a) (b)	5,039	979,279
Ouster, Inc. (a) (b)	15,100	135,598
PAR Technology Corp. (a) (b)	10,600	650,204
PC Connection, Inc.	3,660	228,457
Plexus Corp. (a)	8,500	1,089,105
Powerfleet, Inc. NJ (a) (b)	31,600	173,484
Richardson Electronics Ltd. (b)	3,600	40,176
Rogers Corp. (a)	5,895	398,089
Sanmina Corp. (a)	16,975	1,293,155
ScanSource, Inc. (a)	7,309	248,579
SmartRent, Inc. (a) (b)	57,500	69,575
TD SYNNEX Corp.	23,984	2,493,377
TTM Technologies, Inc. (a)	31,900	654,269
Vishay Intertechnology, Inc. (b)	39,245	623,996
Vishay Precision Group, Inc. (a) (b)	3,800	91,542
Vontier Corp.	47,700	1,566,945
		36,242,887
ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	52,998	1,390,667
Aris Water Solutions, Inc. Class A	8,500	272,340
Atlas Energy Solutions, Inc. (b)	23,800	424,592
Borr Drilling Ltd. (a) (b)	76,200	166,878
Bristow Group, Inc. (a)	8,033	253,682
Cactus, Inc. Class A	21,243	973,567
ChampionX Corp.	60,000	1,788,000
Core Laboratories, Inc. (b)	15,200	227,848
DMC Global, Inc. (a) (b)	6,200	52,204
Drilling Tools International Corp. (a) (b)	3,500	8,295
Expro Group Holdings NV (a)	30,383	302,007
Forum Energy Technologies, Inc. (a) (b)	4,200	84,462
Geospace Technologies Corp. (a)	4,600	33,166
Helix Energy Solutions Group, Inc. (a)	46,209	383,997
Helmerich & Payne, Inc. (b)	31,400	820,168
Innovex International, Inc. (a) (b)	11,475	206,091
Kodiak Gas Services, Inc.	11,900	443,870
Liberty Energy, Inc. (b)	50,300	796,249
Mammoth Energy Services, Inc. (a)	8,600	17,544
Nabors Industries Ltd. (a) (b)	2,927	122,085
Natural Gas Services Group, Inc. (a)	3,900	85,683
Noble Corp. PLC (b)	42,322	1,003,031
NOV, Inc.	124,204	1,890,385
NPK International, Inc. (a) (b)	27,500	159,775
Oceaneering International, Inc. (a)	32,281	704,048
Security Description	Shares	Value
Oil States International, Inc. (a)	20,066	$103,340
Patterson-UTI Energy, Inc.	123,750	1,017,225
ProFrac Holding Corp. Class A (a) (b)	7,100	53,889
ProPetro Holding Corp. (a)	28,099	206,528
Ranger Energy Services, Inc. Class A	5,400	76,626
RPC, Inc. (b)	28,210	155,155
SEACOR Marine Holdings, Inc. (a) (b)	9,200	46,552
Seadrill Ltd. (a)	20,800	520,000
Select Water Solutions, Inc.	29,392	308,616
Solaris Energy Infrastructure, Inc. (b)	9,000	195,840
TechnipFMC PLC	136,507	4,325,907
TETRA Technologies, Inc. (a) (b)	40,900	137,424
Tidewater, Inc. (a) (b)	15,525	656,242
Transocean Ltd. (a) (b)	231,500	733,855
Valaris Ltd. (a) (b)	19,400	761,644
Weatherford International PLC	23,100	1,237,005
		23,146,482
ENTERTAINMENT — 2.5%
AMC Entertainment Holdings, Inc. Class A (a)	125,475	360,113
Atlanta Braves Holdings, Inc. Class A (a) (b)	3,038	133,277
Atlanta Braves Holdings, Inc. Class C (a) (b)	16,057	642,441
Cinemark Holdings, Inc. (b)	34,838	867,118
Eventbrite, Inc. Class A (a)	25,198	53,168
Golden Matrix Group, Inc. (a) (b)	7,800	15,366
IMAX Corp. (a) (b)	13,533	356,595
Liberty Media Corp.-Liberty Formula One Class A (a)	8,501	692,576
Liberty Media Corp.-Liberty Formula One Class C (a)	66,628	5,997,186
Liberty Media Corp.-Liberty Live Class A (a) (b)	7,259	488,095
Liberty Media Corp.-Liberty Live Class C (a)	14,033	956,209
Lions Gate Entertainment Corp. Class A (a) (b)	11,624	102,872
Lions Gate Entertainment Corp. Class B (a)	47,589	376,905
LiveOne, Inc. (a) (b)	25,000	17,475
Madison Square Garden Entertainment Corp. (a)	12,526	410,101
Madison Square Garden Sports Corp. (a)	5,973	1,163,063
Marcus Corp.	7,437	124,123
Playstudios, Inc. (a)	27,000	34,290
Playtika Holding Corp.	22,681	117,261
Reservoir Media, Inc. (a) (b)	6,400	48,832
ROBLOX Corp. Class A (a)	168,960	9,848,678
Roku, Inc. (a)	40,623	2,861,484
Sphere Entertainment Co. (a) (b)	8,586	280,934
Spotify Technology SA (a)	47,356	26,047,221

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vivid Seats, Inc. Class A (a) (b)	24,500	$72,520
		52,067,903
FINANCIAL SERVICES — 2.8%
Acacia Research Corp. (a) (b)	10,700	34,240
Affirm Holdings, Inc. (a)	83,400	3,768,846
Alerus Financial Corp.	7,179	132,524
AvidXchange Holdings, Inc. (a)	55,000	466,400
Banco Latinoamericano de Comercio Exterior SA	8,700	318,420
Block, Inc. (a)	178,801	9,714,258
Burford Capital Ltd. (b)	63,400	837,514
Cannae Holdings, Inc. (b)	17,800	326,274
Cantaloupe, Inc. (a) (b)	18,600	146,382
Cass Information Systems, Inc. (b)	4,336	187,532
Compass Diversified Holdings (b)	21,200	395,804
Corebridge Financial, Inc.	91,513	2,889,065
Enact Holdings, Inc.	9,300	323,175
Equitable Holdings, Inc.	99,556	5,185,872
Essent Group Ltd.	32,644	1,884,212
Euronet Worldwide, Inc. (a)	13,212	1,411,702
EVERTEC, Inc.	20,200	742,754
Federal Agricultural Mortgage Corp. Class C	2,932	549,779
Flywire Corp. (a)	38,200	362,900
HA Sustainable Infrastructure Capital, Inc. (b)	37,145	1,086,120
I3 Verticals, Inc. Class A (a) (b)	7,200	177,624
International Money Express, Inc. (a)	9,600	121,152
Jackson Financial, Inc. Class A	23,100	1,935,318
Marqeta, Inc. Class A (a)	148,000	609,760
Merchants Bancorp	5,750	212,750
MGIC Investment Corp.	80,189	1,987,084
Mr. Cooper Group, Inc. (a)	19,960	2,387,216
NCR Atleos Corp. (a)	22,883	603,654
NMI Holdings, Inc. (a)	24,865	896,383
Onity Group, Inc. (a) (b)	2,100	67,872
Pagseguro Digital Ltd. Class A (a) (b)	58,300	444,829
Payoneer Global, Inc. (a)	85,800	627,198
Paysafe Ltd. (a) (b)	10,217	160,305
Paysign, Inc. (a) (b)	12,800	27,136
PennyMac Financial Services, Inc.	8,497	850,635
Priority Technology Holdings, Inc. (a) (b)	6,365	43,378
Radian Group, Inc.	47,054	1,556,076
Remitly Global, Inc. (a)	47,200	981,760
Repay Holdings Corp. (a) (b)	27,700	154,289
Rocket Cos., Inc. Class A (b)	44,500	537,115
Security National Financial Corp. Class A (a)	57	690
Sezzle, Inc. (a) (b)	4,800	167,472
Security Description	Shares	Value
Shift4 Payments, Inc. Class A (a) (b)	19,496	$1,593,018
StoneCo Ltd. Class A (a) (b)	90,460	948,021
SWK Holdings Corp. (a) (b)	1,400	24,346
Toast, Inc. Class A (a)	148,955	4,940,837
UWM Holdings Corp. (b)	30,300	165,438
Velocity Financial, Inc. (a)	3,034	56,766
Voya Financial, Inc.	30,662	2,077,657
Walker & Dunlop, Inc.	10,140	865,550
Waterstone Financial, Inc.	5,100	68,595
Western Union Co.	107,600	1,138,408
WEX, Inc. (a)	12,611	1,980,179
		59,172,284
FOOD PRODUCTS — 0.8%
Alico, Inc. (b)	2,500	74,600
B&G Foods, Inc. (b)	24,800	170,376
Beyond Meat, Inc. (a) (b)	18,362	56,004
BRC, Inc. Class A (a) (b)	14,900	31,141
Calavo Growers, Inc.	5,281	126,691
Cal-Maine Foods, Inc.	12,950	1,177,155
Darling Ingredients, Inc. (a)	50,556	1,579,370
Dole PLC	24,200	349,690
Flowers Foods, Inc. (b)	60,031	1,141,189
Forafric Global PLC (a)	2,400	20,640
Fresh Del Monte Produce, Inc.	10,947	337,496
Freshpet, Inc. (a)	15,014	1,248,714
Hain Celestial Group, Inc. (a)	28,501	118,279
Ingredion, Inc.	20,957	2,833,596
J&J Snack Foods Corp.	4,891	644,243
John B Sanfilippo & Son, Inc.	2,870	203,368
Lancaster Colony Corp.	6,166	1,079,050
Lifeway Foods, Inc. (a) (b)	1,300	31,785
Limoneira Co. (b)	5,400	95,688
Mama's Creations, Inc. (a) (b)	10,400	67,704
Mission Produce, Inc. (a) (b)	14,100	147,768
Pilgrim's Pride Corp. (a) (b)	13,221	720,677
Post Holdings, Inc. (a)	16,713	1,944,725
Seaboard Corp.	84	226,558
Seneca Foods Corp. Class A (a) (b)	1,549	137,923
Simply Good Foods Co. (a)	29,300	1,010,557
SunOpta, Inc. (a) (b)	30,200	146,772
TreeHouse Foods, Inc. (a)	14,881	403,126
Utz Brands, Inc.	21,100	297,088
Vital Farms, Inc. (a) (b)	10,700	326,029
Westrock Coffee Co. (a) (b)	12,400	89,528
WK Kellogg Co. (b)	20,800	414,544
		17,252,074
GAS UTILITIES — 0.7%
Brookfield Infrastructure Corp. Class A	37,903	1,371,710
Chesapeake Utilities Corp.	7,121	914,550
MDU Resources Group, Inc.	65,280	1,103,885
National Fuel Gas Co.	28,516	2,258,182
New Jersey Resources Corp.	31,155	1,528,464

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Northwest Natural Holding Co.	12,582	$537,503
ONE Gas, Inc.	17,621	1,331,971
RGC Resources, Inc.	2,600	54,262
Southwest Gas Holdings, Inc.	19,039	1,367,000
Spire, Inc.	17,783	1,391,520
UGI Corp. (b)	68,435	2,263,146
		14,122,193
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	7,467	527,021
Avis Budget Group, Inc. (a) (b)	5,372	407,735
Covenant Logistics Group, Inc.	5,190	115,218
FTAI Infrastructure, Inc. (b)	31,800	144,054
Heartland Express, Inc.	14,755	136,041
Hertz Global Holdings, Inc. (a) (b)	38,800	152,872
Knight-Swift Transportation Holdings, Inc.	49,792	2,165,454
Landstar System, Inc.	11,158	1,675,932
Lyft, Inc. Class A (a)	119,587	1,419,498
Marten Transport Ltd.	18,348	251,734
PAMT Corp. (a)	2,200	26,708
Proficient Auto Logistics, Inc. (a) (b)	5,800	48,546
RXO, Inc. (a) (b)	50,390	962,449
Ryder System, Inc.	13,199	1,898,148
Saia, Inc. (a)	8,455	2,954,431
Schneider National, Inc. Class B (b)	14,900	340,465
U-Haul Holding Co. (a) (b) (c)	844	55,164
U-Haul Holding Co. (c)	33,996	2,011,883
Universal Logistics Holdings, Inc. (b)	2,129	55,865
Werner Enterprises, Inc. (b)	19,400	568,420
XPO, Inc. (a)	36,390	3,914,836
		19,832,474
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Accuray, Inc. (a) (b)	29,900	53,521
Alphatec Holdings, Inc. (a)	32,900	333,606
AngioDynamics, Inc. (a)	12,197	114,530
Artivion, Inc. (a)	12,592	309,511
AtriCure, Inc. (a)	15,000	483,900
Avanos Medical, Inc. (a)	14,400	206,352
Axogen, Inc. (a)	13,400	247,900
Bioventus, Inc. Class A (a) (b)	12,200	111,630
Ceribell, Inc. (a)	3,900	74,919
Cerus Corp. (a) (b)	57,609	80,076
CONMED Corp. (b)	9,800	591,822
CVRx, Inc. (a) (b)	5,000	61,150
Dentsply Sirona, Inc.	63,100	942,714
Embecta Corp.	18,400	234,600
Enovis Corp. (a)	18,175	694,467
Envista Holdings Corp. (a) (b)	54,768	945,296
Fractyl Health, Inc. (a) (b)	14,300	17,017
Glaukos Corp. (a) (b)	15,507	1,526,199
Globus Medical, Inc. Class A (a)	35,642	2,608,994
Security Description	Shares	Value
Haemonetics Corp. (a) (b)	15,493	$984,580
ICU Medical, Inc. (a)	6,780	941,471
Inmode Ltd. (a) (b)	20,800	368,992
Inogen, Inc. (a) (b)	7,292	51,992
Inspire Medical Systems, Inc. (a) (b)	9,409	1,498,666
Integer Holdings Corp. (a)	10,554	1,245,478
Integra LifeSciences Holdings Corp. (a) (b)	21,393	470,432
iRadimed Corp.	2,600	136,448
iRhythm Technologies, Inc. (a) (b)	9,839	1,029,947
Lantheus Holdings, Inc. (a) (b)	21,470	2,095,472
LeMaitre Vascular, Inc.	6,457	541,742
LivaNova PLC (a)	17,050	669,724
Masimo Corp. (a) (b)	13,809	2,300,579
Merit Medical Systems, Inc. (a)	18,097	1,913,034
Neogen Corp. (a) (b)	69,042	598,594
NeuroPace, Inc. (a)	4,100	50,389
Nevro Corp. (a)	12,309	71,885
Novocure Ltd. (a)	33,655	599,732
Omnicell, Inc. (a)	14,466	505,731
OraSure Technologies, Inc. (a)	23,000	77,510
Orchestra BioMed Holdings, Inc. (a) (b)	8,600	36,808
Orthofix Medical, Inc. (a)	10,965	178,839
OrthoPediatrics Corp. (a) (b)	5,268	129,751
Paragon 28, Inc. (a) (b)	15,100	197,206
Penumbra, Inc. (a)	11,716	3,132,976
PROCEPT BioRobotics Corp. (a) (b)	14,074	819,951
Pulmonx Corp. (a)	11,900	80,087
Pulse Biosciences, Inc. (a) (b)	5,793	93,209
QuidelOrtho Corp. (a) (b)	21,225	742,238
RxSight, Inc. (a)	11,700	295,425
Sanara Medtech, Inc. (a) (b)	1,500	46,305
Semler Scientific, Inc. (a)	1,700	61,540
SI-BONE, Inc. (a)	13,060	183,232
Sight Sciences, Inc. (a)	9,500	22,800
STAAR Surgical Co. (a)	15,669	276,244
Stereotaxis, Inc. (a) (b)	20,200	35,552
Surmodics, Inc. (a)	4,352	132,867
Tactile Systems Technology, Inc. (a) (b)	7,600	100,472
Tandem Diabetes Care, Inc. (a)	20,792	398,375
Teleflex, Inc.	14,900	2,059,031
TransMedics Group, Inc. (a) (b)	10,400	699,712
Treace Medical Concepts, Inc. (a)	15,500	130,045
UFP Technologies, Inc. (a) (b)	2,300	463,933
Utah Medical Products, Inc. (b)	1,036	58,057
Varex Imaging Corp. (a)	12,508	145,093
Zimvie, Inc. (a)	8,700	93,960
Zynex, Inc. (a) (b)	5,470	12,034
		36,416,344

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a)	28,937	$877,370
Accolade, Inc. (a)	23,600	164,728
AdaptHealth Corp. (a) (b)	32,200	349,048
Addus HomeCare Corp. (a)	5,516	545,477
agilon health, Inc. (a)	97,500	422,175
AirSculpt Technologies, Inc. (a) (b)	4,400	10,274
Alignment Healthcare, Inc. (a)	31,600	588,392
Amedisys, Inc. (a)	10,206	945,382
AMN Healthcare Services, Inc. (a)	11,948	292,248
Ardent Health Partners, Inc. (a)	4,600	63,250
Astrana Health, Inc. (a)	13,673	424,000
Aveanna Healthcare Holdings, Inc. (a) (b)	16,700	90,514
BrightSpring Health Services, Inc. (a) (b)	17,400	314,766
Brookdale Senior Living, Inc. (a)	60,641	379,613
Castle Biosciences, Inc. (a)	8,300	166,166
Chemed Corp.	4,694	2,888,312
Community Health Systems, Inc. (a) (b)	39,567	106,831
Concentra Group Holdings Parent, Inc. (b)	34,909	757,525
CorVel Corp. (a)	8,400	940,548
Cross Country Healthcare, Inc. (a)	9,958	148,275
DocGo, Inc. (a) (b)	32,300	85,272
Encompass Health Corp.	31,503	3,190,624
Enhabit, Inc. (a)	15,751	138,451
Ensign Group, Inc.	17,343	2,244,184
Fulgent Genetics, Inc. (a) (b)	6,571	111,050
GeneDx Holdings Corp. (a)	4,000	354,260
Guardant Health, Inc. (a)	37,806	1,610,536
HealthEquity, Inc. (a)	26,863	2,373,883
Hims & Hers Health, Inc. (a) (b)	60,400	1,784,820
InfuSystem Holdings, Inc. (a)	5,900	31,742
Innovage Holding Corp. (a) (b)	4,980	14,840
Joint Corp. (a) (b)	3,350	41,841
LifeStance Health Group, Inc. (a)	44,300	295,038
ModivCare, Inc. (a) (b)	4,554	5,988
Nano-X Imaging Ltd. (a) (b)	17,400	86,913
National HealthCare Corp.	3,941	365,725
National Research Corp.	5,200	66,560
NeoGenomics, Inc. (a)	40,329	382,722
OmniAb, Inc. (a) (d)	3,212	—
OPKO Health, Inc. (a) (b)	101,118	167,856
Option Care Health, Inc. (a)	53,607	1,873,565
Owens & Minor, Inc. (a)	23,819	215,086
PACS Group, Inc. (a) (b)	12,500	140,500
Patterson Cos., Inc.	24,900	777,876
Pediatrix Medical Group, Inc. (a)	27,274	395,200
Pennant Group, Inc. (a)	10,417	261,987
Performant Healthcare, Inc. (a) (b)	23,700	70,152
Premier, Inc. Class A (b)	30,745	592,764
Security Description	Shares	Value
Privia Health Group, Inc. (a)	32,700	$734,115
Progyny, Inc. (a)	23,600	527,224
Quipt Home Medical Corp. (a) (b)	11,000	25,630
RadNet, Inc. (a) (b)	20,943	1,041,286
Select Medical Holdings Corp.	34,334	573,378
Sonida Senior Living, Inc. (a)	1,400	32,606
Surgery Partners, Inc. (a) (b)	24,295	577,006
Talkspace, Inc. (a) (b)	39,000	99,840
Tenet Healthcare Corp. (a)	30,322	4,078,309
U.S. Physical Therapy, Inc.	4,722	341,684
Viemed Healthcare, Inc. (a)	10,300	74,984
		36,260,391
HEALTH CARE REITs — 0.6%
American Healthcare REIT, Inc. (b)	48,000	1,454,400
CareTrust REIT, Inc.	59,328	1,695,594
Community Healthcare Trust, Inc. REIT	8,547	155,213
Diversified Healthcare Trust REIT	69,177	166,025
Global Medical REIT, Inc. (b)	19,400	169,750
Healthcare Realty Trust, Inc. REIT (b)	112,318	1,898,174
LTC Properties, Inc. REIT	14,024	497,151
Medical Properties Trust, Inc. REIT (b)	190,961	1,151,495
National Health Investors, Inc. REIT	13,845	1,022,592
Omega Healthcare Investors, Inc. REIT	85,807	3,267,531
Sabra Health Care REIT, Inc.	73,855	1,290,247
Strawberry Fields REIT, Inc.	2,800	33,348
Universal Health Realty Income Trust REIT	4,088	167,444
		12,968,964
HEALTH CARE TECHNOLOGY — 0.8%
Certara, Inc. (a)	39,200	388,080
Definitive Healthcare Corp. (a) (b)	18,800	54,332
Doximity, Inc. Class A (a)	40,000	2,321,200
Evolent Health, Inc. Class A (a) (b)	36,665	347,218
Health Catalyst, Inc. (a) (b)	19,100	86,523
HealthStream, Inc.	7,999	257,408
LifeMD, Inc. (a) (b)	12,700	69,088
OptimizeRx Corp. (a) (b)	5,196	44,997
Phreesia, Inc. (a)	17,900	457,524
Schrodinger, Inc. (a) (b)	17,708	349,556
Simulations Plus, Inc. (b)	5,197	127,430
Teladoc Health, Inc. (a) (b)	54,604	434,648
Veeva Systems, Inc. Class A (a)	47,456	10,992,233
Waystar Holding Corp. (a)	23,067	861,783
		16,792,020

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	72,000	$929,520
Braemar Hotels & Resorts, Inc. REIT (b)	21,000	52,290
Chatham Lodging Trust REIT	15,460	110,230
DiamondRock Hospitality Co. REIT	65,400	504,888
Park Hotels & Resorts, Inc. REIT	64,734	691,359
Pebblebrook Hotel Trust REIT (b)	37,757	382,478
RLJ Lodging Trust REIT	47,355	373,631
Ryman Hospitality Properties, Inc. REIT (b)	18,524	1,693,835
Service Properties Trust REIT	52,074	135,913
Summit Hotel Properties, Inc. REIT	33,400	180,694
Sunstone Hotel Investors, Inc. REIT	63,319	595,832
Xenia Hotels & Resorts, Inc. REIT	32,300	379,848
		6,030,518
HOTELS, RESTAURANTS & LEISURE — 2.4%
Accel Entertainment, Inc. (a)	17,100	169,632
Aramark	83,395	2,878,795
Biglari Holdings, Inc. Class B (a) (b)	234	50,670
BJ's Restaurants, Inc. (a)	5,806	198,914
Bloomin' Brands, Inc.	24,293	174,181
Boyd Gaming Corp. (b)	20,198	1,329,634
Brinker International, Inc. (a)	13,918	2,074,478
Cava Group, Inc. (a) (b)	24,000	2,073,840
Cheesecake Factory, Inc. (b)	15,255	742,308
Choice Hotels International, Inc. (b)	8,756	1,162,622
Churchill Downs, Inc. (b)	22,216	2,467,531
Cracker Barrel Old Country Store, Inc. (b)	7,008	272,051
Dave & Buster's Entertainment, Inc. (a) (b)	9,916	174,224
Denny's Corp. (a) (b)	15,541	57,035
Despegar.com Corp. (a) (b)	22,700	426,533
Dine Brands Global, Inc. (b)	4,730	110,067
DraftKings, Inc. Class A (a) (b)	145,723	4,839,461
Dutch Bros, Inc. Class A (a)	35,178	2,171,890
El Pollo Loco Holdings, Inc. (a)	8,200	84,460
Everi Holdings, Inc. (a)	25,395	347,150
First Watch Restaurant Group, Inc. (a) (b)	11,200	186,480
Full House Resorts, Inc. (a) (b)	10,500	43,890
Global Business Travel Group I (a) (b)	39,900	289,674
Golden Entertainment, Inc.	6,025	159,000
Hilton Grand Vacations, Inc. (a) (b)	21,771	814,453
Hyatt Hotels Corp. Class A (b)	13,059	1,599,727
Inspired Entertainment, Inc. (a) (b)	7,000	59,780
Security Description	Shares	Value
International Game Technology PLC (b)	36,035	$585,929
Jack in the Box, Inc. (b)	5,997	163,058
Krispy Kreme, Inc. (b)	27,000	132,840
Kura Sushi USA, Inc. Class A (a)	2,200	112,640
Life Time Group Holdings, Inc. (a)	26,600	803,320
Light & Wonder, Inc. (a) (b)	28,164	2,439,284
Lindblad Expeditions Holdings, Inc. (a)	11,389	105,576
Marriott Vacations Worldwide Corp. (b)	11,140	715,634
Monarch Casino & Resort, Inc.	4,100	318,775
Nathan's Famous, Inc.	900	86,737
ONE Group Hospitality, Inc. (a) (b)	7,400	22,126
Papa John's International, Inc. (b)	10,488	430,847
Penn Entertainment, Inc. (a) (b)	48,500	791,035
Planet Fitness, Inc. Class A (a)	26,939	2,602,577
PlayAGS, Inc. (a)	12,500	151,375
Portillo's, Inc. Class A (a) (b)	17,400	206,886
Potbelly Corp. (a) (b)	8,753	83,241
RCI Hospitality Holdings, Inc. (b)	2,600	111,644
Red Rock Resorts, Inc. Class A	15,586	675,965
Rush Street Interactive, Inc. (a) (b)	24,100	258,352
Sabre Corp. (a)	120,835	339,546
Shake Shack, Inc. Class A (a)	11,965	1,054,954
Six Flags Entertainment Corp. (b)	29,320	1,045,844
Super Group SGHC Ltd. (b)	47,400	305,256
Sweetgreen, Inc. Class A (a) (b)	32,099	803,117
Target Hospitality Corp. (a) (b)	10,439	68,689
Texas Roadhouse, Inc.	21,177	3,528,724
Travel & Leisure Co.	20,900	967,461
United Parks & Resorts, Inc. (a) (b)	9,817	446,281
Vacasa, Inc. Class A (a) (b)	3,400	18,292
Vail Resorts, Inc. (b)	11,946	1,911,599
Wendy's Co. (b)	54,858	802,573
Wingstop, Inc.	9,365	2,112,557
Wyndham Hotels & Resorts, Inc.	24,116	2,182,739
Xponential Fitness, Inc. Class A (a)	7,300	60,809
		51,404,762
HOUSEHOLD DURABLES — 1.4%
Beazer Homes USA, Inc. (a)	9,296	189,545
Cavco Industries, Inc. (a)	2,576	1,338,567
Century Communities, Inc.	8,751	587,192
Champion Homes, Inc. (a)	16,937	1,604,950
Cricut, Inc. Class A (b)	14,500	74,675
Dream Finders Homes, Inc. Class A (a) (b)	8,900	200,784
Ethan Allen Interiors, Inc.	7,200	199,440
Flexsteel Industries, Inc. (b)	1,400	51,114

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GoPro, Inc. Class A (a) (b)	43,122	$28,586
Green Brick Partners, Inc. (a)	9,902	577,386
Hamilton Beach Brands Holding Co. Class A (b)	2,500	48,575
Helen of Troy Ltd. (a)	7,164	383,202
Hooker Furnishings Corp. (b)	3,700	37,148
Hovnanian Enterprises, Inc. Class A (a)	1,600	167,536
Installed Building Products, Inc. (b)	7,514	1,288,351
iRobot Corp. (a) (b)	10,943	29,546
KB Home	20,000	1,162,400
Landsea Homes Corp. (a)	5,700	36,594
La-Z-Boy, Inc. (b)	13,133	513,369
Legacy Housing Corp. (a) (b)	3,520	88,774
Leggett & Platt, Inc.	42,700	337,757
LGI Homes, Inc. (a) (b)	6,625	440,364
Lifetime Brands, Inc. (b)	4,600	22,678
Lovesac Co. (a) (b)	4,487	81,574
M/I Homes, Inc. (a)	8,391	958,084
Meritage Homes Corp.	22,734	1,611,386
Newell Brands, Inc. (b)	133,500	827,700
Purple Innovation, Inc. (a) (b)	18,696	14,194
SharkNinja, Inc. (a)	21,291	1,775,882
Somnigroup International, Inc. (b)	53,336	3,193,760
Sonos, Inc. (a)	38,030	405,780
Taylor Morrison Home Corp. (a)	31,958	1,918,758
Toll Brothers, Inc.	31,684	3,345,514
TopBuild Corp. (a)	9,348	2,850,673
Traeger, Inc. (a) (b)	10,400	17,472
Tri Pointe Homes, Inc. (a)	29,183	931,521
United Homes Group, Inc. (a) (b)	2,100	5,880
Whirlpool Corp. (b)	16,800	1,514,184
		28,860,895
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	3,300	120,978
Central Garden & Pet Co. Class A (a)	15,751	515,530
Energizer Holdings, Inc. (b)	22,758	680,920
Oil-Dri Corp. of America	3,100	142,352
Reynolds Consumer Products, Inc.	17,500	417,550
Spectrum Brands Holdings, Inc.	8,469	605,957
WD-40 Co.	4,253	1,037,732
		3,521,019
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Altus Power, Inc. (a) (b)	24,000	118,800
Brookfield Renewable Corp. (b)	44,169	1,233,198
Clearway Energy, Inc. Class A	11,226	319,492
Clearway Energy, Inc. Class C (b)	26,300	796,101
Montauk Renewables, Inc. (a) (b)	18,900	39,501
Ormat Technologies, Inc. (b)	17,992	1,273,294
Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	40,500	$15,066
		3,795,452
INDUSTRIAL CONGLOMERATES — 0.0% (e)
Brookfield Business Corp. Class A (b)	8,100	215,622
INDUSTRIAL REITs — 0.8%
Americold Realty Trust, Inc. REIT	91,466	1,962,860
EastGroup Properties, Inc. REIT	15,658	2,758,157
First Industrial Realty Trust, Inc. REIT	42,015	2,267,130
Industrial Logistics Properties Trust REIT	20,800	71,552
Innovative Industrial Properties, Inc. REIT	8,933	483,186
Lineage, Inc. REIT (b)	19,772	1,159,232
LXP Industrial Trust REIT	91,600	792,340
Plymouth Industrial REIT, Inc.	12,700	207,010
Rexford Industrial Realty, Inc. REIT (b)	70,043	2,742,184
STAG Industrial, Inc. REIT	57,545	2,078,525
Terreno Realty Corp. REIT	31,124	1,967,659
		16,489,835
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	14,294	125,072
American Coastal Insurance Corp. Class C (b)	7,700	89,089
American Financial Group, Inc.	22,893	3,006,767
AMERISAFE, Inc.	5,934	311,832
Assured Guaranty Ltd.	15,619	1,376,034
Axis Capital Holdings Ltd.	24,699	2,475,828
Baldwin Insurance Group, Inc. (a) (b)	21,305	952,120
Bowhead Specialty Holdings, Inc. (a)	4,100	166,665
Brighthouse Financial, Inc. (a)	18,673	1,082,847
CNA Financial Corp.	7,191	365,231
CNO Financial Group, Inc.	31,879	1,327,760
Crawford & Co. Class A	4,900	55,958
Donegal Group, Inc. Class A	4,939	96,953
Employers Holdings, Inc.	7,800	394,992
Enstar Group Ltd. (a)	3,996	1,328,190
F&G Annuities & Life, Inc.	5,950	214,497
Fidelis Insurance Holdings Ltd.	15,700	254,340
Fidelity National Financial, Inc.	82,608	5,376,129
First American Financial Corp.	31,814	2,087,953
Genworth Financial, Inc. (a)	133,882	949,223
GoHealth, Inc. Class A (a) (b)	1,500	18,405
Goosehead Insurance, Inc. Class A	7,119	840,469
Greenlight Capital Re Ltd. Class A (a)	8,696	117,831
Hamilton Insurance Group Ltd. Class B (a)	13,100	271,563
Hanover Insurance Group, Inc.	11,335	1,971,723

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HCI Group, Inc. (b)	2,573	$383,969
Heritage Insurance Holdings, Inc. (a)	7,200	103,824
Hippo Holdings, Inc. (a) (b)	6,235	159,367
Horace Mann Educators Corp. (b)	13,000	555,490
Investors Title Co.	443	106,798
James River Group Holdings Ltd.	11,900	49,980
Kemper Corp.	19,307	1,290,673
Kingsway Financial Services, Inc. (a) (b)	4,500	35,640
Kinsale Capital Group, Inc. (b)	7,049	3,430,819
Lemonade, Inc. (a) (b)	16,500	518,595
Lincoln National Corp.	54,800	1,967,868
Maiden Holdings Ltd. (a) (b)	31,900	18,193
Markel Group, Inc. (a)	4,075	7,618,661
MBIA, Inc. (a) (b)	13,697	68,211
Mercury General Corp.	8,437	471,628
NI Holdings, Inc. (a)	2,500	35,650
Old Republic International Corp.	73,762	2,892,946
Oscar Health, Inc. Class A (a) (b)	64,529	845,975
Palomar Holdings, Inc. (a)	8,210	1,125,427
Primerica, Inc.	10,564	3,005,775
ProAssurance Corp. (a)	16,105	376,052
Reinsurance Group of America, Inc.	20,891	4,113,438
RenaissanceRe Holdings Ltd.	16,375	3,930,000
RLI Corp.	26,385	2,119,507
Root, Inc. Class A (a) (b)	2,700	360,288
Ryan Specialty Holdings, Inc. (b)	32,550	2,404,468
Safety Insurance Group, Inc.	4,668	368,212
Selective Insurance Group, Inc.	18,998	1,739,077
Selectquote, Inc. (a)	42,903	143,296
SiriusPoint Ltd. (a) (b)	29,800	515,242
Skyward Specialty Insurance Group, Inc. (a)	11,700	619,164
Stewart Information Services Corp.	8,565	611,113
Tiptree, Inc.	8,000	192,720
Trupanion, Inc. (a) (b)	10,400	387,608
United Fire Group, Inc.	6,663	196,292
Universal Insurance Holdings, Inc.	7,417	175,783
Unum Group	57,833	4,711,076
White Mountains Insurance Group Ltd. (b)	751	1,446,283
		74,352,579
INTERACTIVE MEDIA & SERVICES — 0.6%
Bumble, Inc. Class A (a) (b)	26,800	116,312
Cargurus, Inc. (a)	27,700	806,901
Cars.com, Inc. (a)	21,100	237,797
EverQuote, Inc. Class A (a)	8,035	210,437
fuboTV, Inc. (a)	105,300	307,476
Getty Images Holdings, Inc. (a) (b)	32,078	55,495
Grindr, Inc. (a)	8,100	144,990
Security Description	Shares	Value
IAC, Inc. (a)	24,137	$1,108,854
MediaAlpha, Inc. Class A (a)	9,903	91,504
Nextdoor Holdings, Inc. (a)	59,600	91,188
Outbrain, Inc. (a) (b)	13,600	50,728
Pinterest, Inc. Class A (a)	190,437	5,903,547
QuinStreet, Inc. (a)	17,398	310,380
Shutterstock, Inc. (b)	8,010	149,226
System1, Inc. (a) (b)	11,200	4,270
TripAdvisor, Inc. (a) (b)	35,100	497,367
TrueCar, Inc. (a)	25,266	39,920
Trump Media & Technology Group Corp. (a)	26,000	508,040
Vimeo, Inc. (a)	47,023	247,341
Webtoon Entertainment, Inc. (a) (b)	4,600	35,282
Yelp, Inc. (a)	20,591	762,485
Ziff Davis, Inc. (a) (b)	13,506	507,555
ZipRecruiter, Inc. Class A (a) (b)	23,049	135,759
ZoomInfo Technologies, Inc. (a)	90,800	908,000
		13,230,854
IT SERVICES — 2.4%
Amdocs Ltd. (b)	35,635	3,260,602
Applied Digital Corp. (a) (b)	62,700	352,374
ASGN, Inc. (a)	13,435	846,674
Backblaze, Inc. Class A (a)	14,700	71,001
BigBear.ai Holdings, Inc. (a) (b)	32,600	93,236
BigCommerce Holdings, Inc. (a) (b)	22,600	130,176
Cloudflare, Inc. Class A (a)	98,032	11,047,226
Couchbase, Inc. (a) (b)	12,800	201,600
DigitalOcean Holdings, Inc. (a) (b)	21,000	701,190
DXC Technology Co. (a)	57,600	982,080
Fastly, Inc. Class A (a) (b)	41,743	264,233
Globant SA (a) (b)	13,494	1,588,514
Grid Dynamics Holdings, Inc. (a)	19,500	305,175
Hackett Group, Inc.	7,990	233,468
Information Services Group, Inc.	10,800	42,228
Kyndryl Holdings, Inc. (a)	72,361	2,272,135
MongoDB, Inc. (a)	23,030	4,039,462
Okta, Inc. (a)	52,088	5,480,699
Rackspace Technology, Inc. (a) (b)	20,500	34,645
Snowflake, Inc. Class A (a)	100,469	14,684,549
Tucows, Inc. Class A (a) (b)	2,476	41,795
Twilio, Inc. Class A (a)	49,213	4,818,445
Unisys Corp. (a)	20,800	95,472
		51,586,979
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	8,772	602,286
AMMO, Inc. (a) (b)	30,400	41,952
Brunswick Corp.	20,879	1,124,334
Clarus Corp. (b)	8,665	32,494
Escalade, Inc. (b)	3,200	48,960
Funko, Inc. Class A (a) (b)	9,350	64,141

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
JAKKS Pacific, Inc.	2,600	$64,142
Johnson Outdoors, Inc. Class A (b)	1,380	34,279
Latham Group, Inc. (a)	12,800	82,304
Malibu Boats, Inc. Class A (a) (b)	6,165	189,142
Marine Products Corp. (b)	3,280	27,519
MasterCraft Boat Holdings, Inc. (a) (b)	5,065	87,219
Mattel, Inc. (a)	107,797	2,094,496
Peloton Interactive, Inc. Class A (a)	111,203	702,803
Polaris, Inc. (b)	16,403	671,539
Smith & Wesson Brands, Inc. (b)	13,826	128,858
Solo Brands, Inc. Class A (a) (b)	7,100	1,192
Sturm Ruger & Co., Inc.	5,185	203,719
Topgolf Callaway Brands Corp. (a) (b)	44,841	295,502
YETI Holdings, Inc. (a) (b)	27,062	895,752
		7,392,633
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a) (b)	33,845	295,467
Adaptive Biotechnologies Corp. (a) (b)	36,600	271,938
Akoya Biosciences, Inc. (a)	12,000	16,680
Avantor, Inc. (a)	215,851	3,498,945
Azenta, Inc. (a) (b)	12,841	444,812
BioLife Solutions, Inc. (a) (b)	11,420	260,833
Bio-Rad Laboratories, Inc. Class A (a)	6,000	1,461,360
Bruker Corp. (b)	34,734	1,449,797
Codexis, Inc. (a) (b)	23,921	64,347
CryoPort, Inc. (a) (b)	13,400	81,472
Cytek Biosciences, Inc. (a) (b)	37,600	150,776
Fortrea Holdings, Inc. (a)	28,700	216,685
Harvard Bioscience, Inc. (a)	14,200	8,037
Illumina, Inc. (a)	50,700	4,022,538
Lifecore Biomedical, Inc. (a) (b)	7,800	54,912
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	34,800	76,908
MaxCyte, Inc. (a) (b)	33,400	91,182
Medpace Holdings, Inc. (a) (b)	8,101	2,468,294
Mesa Laboratories, Inc.	1,598	189,619
Nautilus Biotechnology, Inc. (a)	20,800	17,909
Niagen Bioscience, Inc. (a)	15,700	108,330
OmniAb, Inc. (a)	31,856	76,454
Pacific Biosciences of California, Inc. (a) (b)	86,321	101,859
Qiagen NV (a)	69,920	2,807,288
Quanterix Corp. (a) (b)	11,300	73,563
Quantum-Si, Inc. (a) (b)	37,900	45,480
Repligen Corp. (a)	17,717	2,254,311
Sotera Health Co. (a) (b)	48,000	559,680
Standard BioTools, Inc. (a) (b)	93,200	100,656
		21,270,132
Security Description	Shares	Value
MACHINERY — 3.4%
374Water, Inc. (a) (b)	19,900	$6,766
3D Systems Corp. (a) (b)	40,865	86,634
AGCO Corp. (b)	19,821	1,834,830
Alamo Group, Inc.	3,189	568,312
Albany International Corp. Class A	9,871	681,494
Allison Transmission Holdings, Inc.	27,843	2,663,740
Astec Industries, Inc.	7,206	248,247
Atmus Filtration Technologies, Inc.	26,437	971,031
Blue Bird Corp. (a) (b)	10,122	327,649
Chart Industries, Inc. (a) (b)	13,470	1,944,529
CNH Industrial NV (b)	277,926	3,412,931
Columbus McKinnon Corp.	8,948	151,490
Commercial Vehicle Group, Inc. (a) (b)	12,200	14,030
Crane Co.	15,548	2,381,643
Donaldson Co., Inc.	38,227	2,563,503
Douglas Dynamics, Inc.	7,173	166,629
Eastern Co.	1,500	37,980
Energy Recovery, Inc. (a)	17,900	284,431
Enerpac Tool Group Corp.	17,191	771,188
Enpro, Inc. (b)	6,645	1,075,095
Esab Corp.	17,972	2,093,738
ESCO Technologies, Inc.	8,228	1,309,239
Federal Signal Corp. (b)	19,013	1,398,406
Flowserve Corp.	41,757	2,039,412
Franklin Electric Co., Inc.	14,315	1,343,892
Gates Industrial Corp. PLC (a)	76,100	1,401,001
Gencor Industries, Inc. (a)	3,300	40,128
Gorman-Rupp Co.	6,700	235,170
Graco, Inc.	53,282	4,449,580
Graham Corp. (a)	3,200	92,224
Greenbrier Cos., Inc.	9,694	496,527
Helios Technologies, Inc.	10,548	338,485
Hillenbrand, Inc.	22,168	535,136
Hillman Solutions Corp. (a)	62,400	548,496
Hyster-Yale, Inc.	3,675	152,659
ITT, Inc.	26,254	3,390,967
JBT Marel Corp.	14,791	1,807,460
Kadant, Inc. (b)	3,690	1,243,198
Kennametal, Inc.	24,517	522,212
L.B. Foster Co. Class A (a)	2,800	55,104
Lincoln Electric Holdings, Inc.	17,556	3,320,893
Lindsay Corp.	3,375	427,005
Luxfer Holdings PLC	8,431	99,992
Manitowoc Co., Inc. (a)	10,975	94,275
Mayville Engineering Co., Inc. (a) (b)	4,100	55,063
Middleby Corp. (a) (b)	16,897	2,568,006
Miller Industries, Inc.	3,465	146,812
Mueller Industries, Inc. (b)	34,868	2,654,850
Mueller Water Products, Inc. Class A (b)	49,022	1,246,139
NN, Inc. (a) (b)	16,900	38,194

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Omega Flex, Inc.	1,051	$36,554
Oshkosh Corp.	20,746	1,951,784
Park-Ohio Holdings Corp.	2,800	60,480
Proto Labs, Inc. (a)	7,785	272,786
RBC Bearings, Inc. (a) (b)	9,022	2,903,009
REV Group, Inc. (b)	16,200	511,920
Shyft Group, Inc. (b)	10,729	86,798
SPX Technologies, Inc. (a)	14,181	1,826,229
Standex International Corp.	3,719	600,209
Taylor Devices, Inc. (a) (b)	900	29,043
Tennant Co.	6,024	480,414
Terex Corp.	20,792	785,522
Timken Co. (b)	20,558	1,477,503
Titan International, Inc. (a) (b)	15,900	133,401
Toro Co.	32,194	2,342,113
Trinity Industries, Inc.	25,869	725,884
Twin Disc, Inc. (b)	4,100	31,037
Wabash National Corp.	13,487	149,031
Watts Water Technologies, Inc. Class A	8,522	1,737,806
Worthington Enterprises, Inc. (b)	9,972	499,497
		70,977,435
MARINE — 0.2%
Costamare, Inc.	13,700	134,808
Genco Shipping & Trading Ltd. (b)	13,200	176,352
Golden Ocean Group Ltd.	38,300	305,634
Himalaya Shipping Ltd. (a) (b)	9,700	53,156
Kirby Corp. (a)	18,153	1,833,635
Matson, Inc.	10,355	1,327,200
Pangaea Logistics Solutions Ltd. (b)	12,500	59,500
Safe Bulkers, Inc.	18,060	66,641
		3,956,926
MEDIA — 1.1%
Advantage Solutions, Inc. (a) (b)	31,900	48,169
AMC Networks, Inc. Class A (a)	10,020	68,938
Boston Omaha Corp. Class A (a) (b)	7,765	113,214
Cable One, Inc. (b)	1,792	476,260
Cardlytics, Inc. (a) (b)	14,565	26,508
Clear Channel Outdoor Holdings, Inc. (a) (b)	111,500	123,765
EchoStar Corp. Class A (a) (b)	38,063	973,652
Emerald Holding, Inc. (b)	4,800	18,864
Entravision Communications Corp. Class A	18,800	39,480
EW Scripps Co. Class A (a) (b)	20,640	61,094
Gambling.com Group Ltd. (a) (b)	5,183	65,409
Gannett Co., Inc. (a) (b)	44,914	129,801
Gray Media, Inc. (b)	27,077	116,973
Ibotta, Inc. Class A (a) (b)	4,900	206,780
iHeartMedia, Inc. Class A (a)	32,800	54,120
Integral Ad Science Holding Corp. (a)	23,100	186,186
Security Description	Shares	Value
John Wiley & Sons, Inc. Class A (b)	12,440	$554,326
Liberty Broadband Corp. Class A (a)	5,264	447,440
Liberty Broadband Corp. Class C (a)	35,532	3,021,997
Magnite, Inc. (a) (b)	39,727	453,285
National CineMedia, Inc. (a) (b)	22,000	128,480
New York Times Co. Class A	51,095	2,534,312
Nexstar Media Group, Inc. (b)	9,298	1,666,388
PubMatic, Inc. Class A (a)	12,500	114,250
Scholastic Corp.	7,329	138,371
Sinclair, Inc.	10,162	161,881
Sirius XM Holdings, Inc. (b)	69,197	1,560,046
Stagwell, Inc. (a) (b)	28,100	170,005
TechTarget, Inc. (a)	8,400	124,404
TEGNA, Inc. (b)	50,883	927,088
Thryv Holdings, Inc. (a)	12,000	153,720
Townsquare Media, Inc. Class A (b)	3,700	30,118
Trade Desk, Inc. Class A (a)	143,676	7,861,951
WideOpenWest, Inc. (a)	15,836	78,388
		22,835,663
METALS & MINING — 1.6%
Alcoa Corp.	78,505	2,394,403
Alpha Metallurgical Resources, Inc. (a)	3,500	438,375
ATI, Inc. (a)	39,237	2,041,501
Caledonia Mining Corp. PLC (b)	5,200	64,948
Carpenter Technology Corp.	15,024	2,722,048
Century Aluminum Co. (a)	16,700	309,952
Cleveland-Cliffs, Inc. (a) (b)	153,325	1,260,332
Coeur Mining, Inc. (a)	197,342	1,168,265
Commercial Metals Co.	35,547	1,635,517
Compass Minerals International, Inc. (a) (b)	10,914	101,391
Constellium SE (a)	40,900	412,681
Contango ORE, Inc. (a) (b)	2,800	28,588
Critical Metals Corp. (a) (b)	2,700	3,753
Dakota Gold Corp. (a)	23,800	63,070
Ferroglobe PLC (a) (d)	2,200	—
Hecla Mining Co.	188,616	1,048,705
i-80 Gold Corp. (a) (b)	98,500	57,307
Ivanhoe Electric, Inc. (a) (b)	26,400	153,384
Kaiser Aluminum Corp.	5,033	305,100
Lifezone Metals Ltd. (a) (b)	10,900	45,562
MAC Copper Ltd. (a) (b)	17,100	163,134
Materion Corp.	6,555	534,888
Metallus, Inc. (a) (b)	13,114	175,203
MP Materials Corp. (a) (b)	41,600	1,015,456
Novagold Resources, Inc. (a) (b)	77,000	224,840
Olympic Steel, Inc.	3,100	97,712
Perpetua Resources Corp. (a) (b)	13,000	138,970
Piedmont Lithium, Inc. (a) (b)	5,100	32,130
Radius Recycling, Inc.	8,272	238,895

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc. Class A (b)	7,800	$64,194
Ramaco Resources, Inc. Class B	2,410	17,135
Reliance, Inc.	17,101	4,937,914
Royal Gold, Inc.	20,927	3,421,774
Ryerson Holding Corp. (b)	8,500	195,160
Southern Copper Corp.	28,306	2,645,479
SSR Mining, Inc. (a)	64,100	642,923
SunCoke Energy, Inc.	26,400	242,880
Tredegar Corp. (a)	9,107	70,124
U.S. Steel Corp.	70,876	2,995,220
Warrior Met Coal, Inc. (b)	16,338	779,649
Worthington Steel, Inc. (b)	10,272	260,190
		33,148,752
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Advanced Flower Capital, Inc. REIT (b)	6,300	35,091
AG Mortgage Investment Trust, Inc. REIT (b)	9,100	66,430
AGNC Investment Corp. REIT (b)	277,779	2,661,123
Angel Oak Mortgage REIT, Inc.	3,580	34,117
Annaly Capital Management, Inc. REIT	178,625	3,627,874
Apollo Commercial Real Estate Finance, Inc. REIT (b)	43,749	418,678
Arbor Realty Trust, Inc. REIT (b)	58,100	682,675
ARES Commercial Real Estate Corp. REIT (b)	16,800	77,784
ARMOUR Residential REIT, Inc.	17,359	296,839
Blackstone Mortgage Trust, Inc. Class A REIT	54,966	1,099,320
BrightSpire Capital, Inc. REIT (b)	41,100	228,516
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	5,400	79,380
Chimera Investment Corp. REIT	25,515	327,357
Claros Mortgage Trust, Inc. REIT (b)	27,400	102,202
Dynex Capital, Inc. REIT	25,900	337,218
Ellington Financial, Inc. REIT (b)	27,805	368,694
Franklin BSP Realty Trust, Inc. REIT (b)	26,334	335,495
Granite Point Mortgage Trust, Inc. REIT (b)	15,834	41,168
Invesco Mortgage Capital, Inc. REIT (b)	19,001	149,918
KKR Real Estate Finance Trust, Inc. REIT	18,800	203,040
Ladder Capital Corp. REIT	36,139	412,346
MFA Financial, Inc. REIT (b)	32,534	333,799
New York Mortgage Trust, Inc. REIT (b)	28,871	187,373
Nexpoint Real Estate Finance, Inc. REIT (b)	2,600	39,754
Orchid Island Capital, Inc. REIT (b)	24,320	182,886
Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT (b)	27,524	$403,227
Ready Capital Corp. REIT (b)	50,875	258,954
Redwood Trust, Inc. REIT (b)	41,900	254,333
Rithm Capital Corp. REIT	167,211	1,914,566
Seven Hills Realty Trust REIT (b)	4,300	53,707
Sunrise Realty Trust, Inc. REIT (b)	2,099	23,236
TPG RE Finance Trust, Inc. REIT	18,952	154,459
Two Harbors Investment Corp. REIT	32,989	440,733
Starwood Property Trust, Inc. REIT (b)	101,404	2,004,757
		17,837,049
MULTI-UTILITIES — 0.2%
Avista Corp.	25,100	1,050,937
Black Hills Corp.	22,505	1,364,928
Northwestern Energy Group, Inc.	19,255	1,114,287
Unitil Corp.	5,038	290,642
		3,820,794
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	53,100	236,826
City Office REIT, Inc.	13,200	68,508
COPT Defense Properties REIT	35,100	957,177
Cousins Properties, Inc. REIT	53,156	1,568,102
Douglas Emmett, Inc. REIT (b)	50,937	814,992
Easterly Government Properties, Inc. REIT (b)	31,200	330,720
Franklin Street Properties Corp. REIT (b)	29,900	53,222
Highwoods Properties, Inc. REIT	33,470	992,051
Hudson Pacific Properties, Inc. REIT (b)	43,237	127,549
JBG SMITH Properties REIT (b)	25,722	414,381
Kilroy Realty Corp. REIT (b)	37,263	1,220,736
NET Lease Office Properties REIT (a) (b)	4,599	144,316
Orion Properties, Inc. REIT (b)	19,700	42,158
Paramount Group, Inc. REIT	58,653	252,208
Peakstone Realty Trust REIT (b)	11,600	146,160
Piedmont Office Realty Trust, Inc. Class A REIT	38,905	286,730
Postal Realty Trust, Inc. Class A REIT	7,000	99,960
SL Green Realty Corp. REIT	22,584	1,303,097
Vornado Realty Trust REIT	55,900	2,067,741
		11,126,634
OIL, GAS & CONSUMABLE FUELS — 3.2%
Aemetis, Inc. (a) (b)	9,000	15,660
Amplify Energy Corp. (a) (b)	12,300	46,002
Antero Midstream Corp.	108,100	1,945,800
Antero Resources Corp. (a)	92,374	3,735,604
Ardmore Shipping Corp. (b)	13,300	130,207
Berry Corp.	24,000	77,040

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BKV Corp. (a)	4,510	$94,710
California Resources Corp.	22,100	971,737
Centrus Energy Corp. Class A (a) (b)	4,600	286,166
Cheniere Energy, Inc.	71,899	16,637,429
Chord Energy Corp.	19,344	2,180,456
Civitas Resources, Inc.	30,746	1,072,728
Clean Energy Fuels Corp. (a) (b)	54,200	84,010
CNX Resources Corp. (a)	45,616	1,435,992
Comstock Resources, Inc. (a) (b)	29,200	593,928
Crescent Energy Co. Class A (b)	52,529	590,426
CVR Energy, Inc. (b)	10,800	209,520
Delek U.S. Holdings, Inc.	19,704	296,939
DHT Holdings, Inc. (b)	42,671	448,045
Diversified Energy Co. PLC	14,900	201,448
Dorian LPG Ltd.	11,558	258,206
DT Midstream, Inc.	32,089	3,095,947
Empire Petroleum Corp. (a) (b)	4,800	30,144
Encore Energy Corp. (a) (b)	56,100	76,857
Energy Fuels, Inc. (a) (b)	59,301	221,193
Evolution Petroleum Corp. (b)	8,900	46,102
Excelerate Energy, Inc. Class A	5,300	152,004
FLEX LNG Ltd.	9,700	223,003
FutureFuel Corp. (b)	7,700	30,030
Golar LNG Ltd.	31,261	1,187,605
Granite Ridge Resources, Inc. (b)	16,900	102,752
Green Plains, Inc. (a)	20,238	98,154
Gulfport Energy Corp. (a)	4,000	736,560
Hallador Energy Co. (a) (b)	8,000	98,240
HF Sinclair Corp.	49,200	1,617,696
HighPeak Energy, Inc. (b)	5,200	65,832
International Seaways, Inc. (b)	12,818	425,558
Kinetik Holdings, Inc. (b)	12,200	633,668
Kosmos Energy Ltd. (a)	148,000	337,440
Magnolia Oil & Gas Corp. Class A (b)	54,800	1,384,248
Matador Resources Co.	37,502	1,915,977
Murphy Oil Corp. (b)	43,400	1,232,560
NACCO Industries, Inc. Class A	1,500	50,595
New Fortress Energy, Inc. (b)	27,300	226,863
NextDecade Corp. (a)	36,500	283,970
Nordic American Tankers Ltd. (b)	64,440	158,522
Northern Oil & Gas, Inc. (b)	31,000	937,130
Ovintiv, Inc.	82,767	3,542,428
Par Pacific Holdings, Inc. (a)	17,189	245,115
PBF Energy, Inc. Class A	31,352	598,510
Peabody Energy Corp. (b)	38,603	523,071
Permian Resources Corp. (b)	208,721	2,890,786
Prairie Operating Co. (a)	2,000	10,700
PrimeEnergy Resources Corp. (a) (b)	212	48,313
Range Resources Corp.	75,472	3,013,597
REX American Resources Corp. (a)	4,905	184,281
Riley Exploration Permian, Inc. (b)	3,650	106,470
Security Description	Shares	Value
Ring Energy, Inc. (a) (b)	45,700	$52,555
Sable Offshore Corp. (a) (b)	15,900	403,383
SandRidge Energy, Inc.	10,400	118,768
Scorpio Tankers, Inc.	14,088	529,427
SFL Corp. Ltd. (b)	41,400	339,480
Sitio Royalties Corp. Class A	25,308	502,870
SM Energy Co.	36,212	1,084,549
Talos Energy, Inc. (a) (b)	46,000	447,120
Teekay Corp. Ltd. (b)	17,600	115,632
Teekay Tankers Ltd. Class A	7,600	290,852
Uranium Energy Corp. (a) (b)	130,100	621,878
Ur-Energy, Inc. (a) (b)	108,400	73,072
VAALCO Energy, Inc. (b)	33,200	124,832
Verde Clean Fuels, Inc. (a)	300	1,005
Viper Energy, Inc.	40,600	1,833,090
Vital Energy, Inc. (a) (b)	9,100	193,102
Vitesse Energy, Inc. (b)	8,251	202,892
W&T Offshore, Inc. (b)	35,000	54,250
World Kinect Corp.	18,035	511,473
Core Natural Resources, Inc. (b)	16,570	1,277,547
		66,621,751
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	5,107	129,564
Louisiana-Pacific Corp.	19,918	1,832,058
Sylvamo Corp.	11,000	737,770
		2,699,392
PERSONAL CARE PRODUCTS — 0.3%
Beauty Health Co. (a) (b)	20,600	27,604
BellRing Brands, Inc. (a)	40,922	3,047,052
Coty, Inc. Class A (a) (b)	121,600	665,152
Edgewell Personal Care Co. (b)	15,179	473,737
elf Beauty, Inc. (a) (b)	17,089	1,073,018
Herbalife Ltd. (a) (b)	31,876	275,090
Honest Co., Inc. (a)	26,100	122,670
Interparfums, Inc. (b)	5,770	657,030
Medifast, Inc. (a) (b)	3,726	50,226
Nature's Sunshine Products, Inc. (a)	3,900	48,945
Nu Skin Enterprises, Inc. Class A	15,658	113,677
Olaplex Holdings, Inc. (a) (b)	43,200	54,864
USANA Health Sciences, Inc. (a)	3,604	97,200
Veru, Inc. (a) (b)	48,600	23,819
Waldencast PLC Class A (a)	9,800	29,400
		6,759,484
PHARMACEUTICALS — 1.4%
Alimera Sciences, Inc. (a) (b)	7,900	316
Alto Neuroscience, Inc. (a) (b)	8,400	18,144
Alumis, Inc. (a) (b)	5,200	31,928
Amneal Pharmaceuticals, Inc. (a)	50,590	423,944
Amphastar Pharmaceuticals, Inc. (a) (b)	12,027	348,663
ANI Pharmaceuticals, Inc. (a)	5,833	390,519
Aquestive Therapeutics, Inc. (a) (b)	23,600	68,440

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arvinas, Inc. (a) (b)	20,396	$143,180
Atea Pharmaceuticals, Inc. (a) (b)	23,200	69,368
Avadel Pharmaceuticals PLC (a) (b)	29,300	229,419
Axsome Therapeutics, Inc. (a) (b)	11,592	1,351,975
BioAge Labs, Inc. (a)	4,800	18,048
Biote Corp. Class A (a) (b)	7,700	25,641
Cassava Sciences, Inc. (a) (b)	15,100	22,650
Collegium Pharmaceutical, Inc. (a)	10,167	303,485
Contineum Therapeutics, Inc. Class A (a) (b)	2,600	18,148
Corcept Therapeutics, Inc. (a) (b)	25,599	2,923,918
CorMedix, Inc. (a) (b)	19,200	118,272
Edgewise Therapeutics, Inc. (a)	23,241	511,302
Elanco Animal Health, Inc. (a)	158,556	1,664,838
Enliven Therapeutics, Inc. (a) (b)	11,568	227,658
Esperion Therapeutics, Inc. (a) (b)	59,900	86,256
Evolus, Inc. (a) (b)	17,700	212,931
EyePoint Pharmaceuticals, Inc. (a) (b)	20,700	112,194
Fulcrum Therapeutics, Inc. (a) (b)	17,200	49,536
Harmony Biosciences Holdings, Inc. (a)	12,100	401,599
Harrow, Inc. (a) (b)	9,700	258,020
Innoviva, Inc. (a)	17,553	318,236
Intra-Cellular Therapies, Inc. (a)	33,125	4,369,850
Jazz Pharmaceuticals PLC (a)	18,806	2,334,765
Ligand Pharmaceuticals, Inc. (a) (b)	5,636	592,569
Liquidia Corp. (a) (b)	20,100	296,475
MBX Biosciences, Inc. (a)	3,000	22,140
MediWound Ltd. (a) (b)	2,900	45,008
Mind Medicine MindMed, Inc. (a) (b)	23,200	135,720
Nektar Therapeutics (a)	52,900	35,972
Neumora Therapeutics, Inc. (a) (b)	30,200	30,200
Nuvation Bio, Inc. (a) (b)	57,500	101,200
Ocular Therapeutix, Inc. (a) (b)	50,000	366,500
Omeros Corp. (a) (b)	17,700	145,494
Organon & Co. (b)	82,935	1,234,902
Pacira BioSciences, Inc. (a)	14,483	359,903
Perrigo Co. PLC	43,200	1,211,328
Phathom Pharmaceuticals, Inc. (a) (b)	12,678	79,491
Phibro Animal Health Corp. Class A	6,500	138,840
Pliant Therapeutics, Inc. (a) (b)	21,100	28,485
Prestige Consumer Healthcare, Inc. (a) (b)	15,643	1,344,829
Rapport Therapeutics, Inc. (a) (b)	3,700	37,111
Security Description	Shares	Value
Royalty Pharma PLC Class A	124,142	$3,864,540
Scilex Holding Co. (a)	19,080	4,741
scPharmaceuticals, Inc. (a) (b)	12,900	33,927
Septerna, Inc. (a) (b)	6,600	38,214
SIGA Technologies, Inc. (a)	14,800	81,104
Supernus Pharmaceuticals, Inc. (a)	15,900	520,725
Tarsus Pharmaceuticals, Inc. (a)	11,800	606,166
Telomir Pharmaceuticals, Inc. (a)	4,800	15,504
Terns Pharmaceuticals, Inc. (a)	20,600	56,856
Theravance Biopharma, Inc. (a) (b)	11,904	106,303
Third Harmonic Bio, Inc. (a)	7,600	26,372
Trevi Therapeutics, Inc. (a)	23,400	147,186
Ventyx Biosciences, Inc. (a) (b)	21,300	24,495
Verrica Pharmaceuticals, Inc. (a)	9,200	4,068
WaVe Life Sciences Ltd. (a) (b)	30,500	246,440
Xeris Biopharma Holdings, Inc. (a)	44,500	244,305
Zevra Therapeutics, Inc. (a) (b)	17,000	127,330
		29,407,686
PROFESSIONAL SERVICES — 2.5%
Alight, Inc. Class A	132,500	785,725
Amentum Holdings, Inc. (a) (b)	47,700	868,140
Asure Software, Inc. (a) (b)	8,300	79,265
Barrett Business Services, Inc.	8,056	331,504
BlackSky Technology, Inc. (a) (b)	8,042	62,165
Booz Allen Hamilton Holding Corp.	40,526	4,238,209
CACI International, Inc. Class A (a) (b)	7,071	2,594,491
CBIZ, Inc. (a) (b)	15,100	1,145,486
Clarivate PLC (a) (b)	129,000	506,970
Concentrix Corp. (b)	14,774	822,025
Conduent, Inc. (a)	49,500	133,650
CRA International, Inc.	2,045	354,194
CSG Systems International, Inc.	9,092	549,793
DLH Holdings Corp. (a) (b)	3,100	12,555
Dun & Bradstreet Holdings, Inc. (b)	97,362	870,416
ExlService Holdings, Inc. (a)	49,085	2,317,303
Exponent, Inc.	15,809	1,281,478
First Advantage Corp. (a) (b)	18,934	266,780
FiscalNote Holdings, Inc. (a) (b)	24,900	20,122
Forrester Research, Inc. (a)	4,200	38,808
Franklin Covey Co. (a)	3,583	98,963
FTI Consulting, Inc. (a)	11,208	1,839,009
Genpact Ltd.	54,753	2,758,456
Heidrick & Struggles International, Inc.	6,400	274,112
HireQuest, Inc. (b)	1,600	19,040
Huron Consulting Group, Inc. (a)	5,531	793,422
IBEX Holdings Ltd. (a)	2,700	65,745
ICF International, Inc.	5,912	502,343
Innodata, Inc. (a)	8,500	305,150
Insperity, Inc.	11,210	1,000,268

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
KBR, Inc.	42,394	$2,111,645
Kelly Services, Inc. Class A	9,895	130,317
Kforce, Inc. (b)	5,754	281,313
Korn Ferry	16,257	1,102,712
Legalzoom.com, Inc. (a)	39,900	343,539
ManpowerGroup, Inc.	14,735	852,862
Maximus, Inc.	17,807	1,214,259
Mistras Group, Inc. (a) (b)	6,700	70,886
NV5 Global, Inc. (a)	18,076	348,325
Parsons Corp. (a)	14,551	861,565
Paycor HCM, Inc. (a)	26,600	596,904
Paylocity Holding Corp. (a)	13,797	2,584,730
Planet Labs PBC (a) (b)	69,600	235,248
Resolute Holdings Management, Inc. (a) (b)	766	24,007
Resources Connection, Inc.	9,700	63,438
Robert Half, Inc.	32,541	1,775,112
Science Applications International Corp.	15,482	1,738,164
Spire Global, Inc. (a)	6,900	55,821
SS&C Technologies Holdings, Inc.	69,181	5,778,689
TransUnion	62,467	5,184,136
TriNet Group, Inc.	10,104	800,641
TrueBlue, Inc. (a) (b)	10,007	53,137
TTEC Holdings, Inc. (b)	7,007	23,053
Upwork, Inc. (a) (b)	39,324	513,178
Verra Mobility Corp. (a)	52,081	1,172,343
Willdan Group, Inc. (a)	4,071	165,771
WNS Holdings Ltd. (a)	13,600	836,264
		53,853,646
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
American Realty Investors, Inc. (a) (b)	300	3,285
Anywhere Real Estate, Inc. (a)	31,195	103,879
Compass, Inc. Class A (a)	116,400	1,016,172
Cushman & Wakefield PLC (a)	72,406	739,989
eXp World Holdings, Inc. (b)	25,900	253,302
Forestar Group, Inc. (a)	6,006	126,967
FRP Holdings, Inc. (a)	4,278	122,222
Howard Hughes Holdings, Inc. (a)	9,938	736,207
Jones Lang LaSalle, Inc. (a)	15,007	3,720,385
Kennedy-Wilson Holdings, Inc. (b)	35,957	312,107
Marcus & Millichap, Inc. (b)	7,446	256,515
Maui Land & Pineapple Co., Inc. (a) (b)	2,431	42,713
Newmark Group, Inc. Class A	41,612	506,418
Offerpad Solutions, Inc. (a) (b)	3,800	6,308
Opendoor Technologies, Inc. (a) (b)	201,900	205,938
RE/MAX Holdings, Inc. Class A (a) (b)	5,200	43,524
Real Brokerage, Inc. (a)	31,900	129,514
Redfin Corp. (a) (b)	38,400	353,664
Security Description	Shares	Value
RMR Group, Inc. Class A	4,807	$80,037
Seaport Entertainment Group, Inc. (a)	2,357	50,605
St. Joe Co.	11,400	535,230
Star Holdings (a) (b)	3,629	30,883
Stratus Properties, Inc. (a) (b)	1,800	31,950
Tejon Ranch Co. (a) (b)	6,600	104,610
Transcontinental Realty Investors, Inc. REIT (a) (b)	300	8,385
Zillow Group, Inc. Class A (a) (b)	14,412	963,586
Zillow Group, Inc. Class C (a)	50,314	3,449,528
		13,933,923
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	107,500	4,064,575
Apartment Investment & Management Co. Class A REIT	43,800	385,440
BRT Apartments Corp. REIT (b)	3,400	57,800
Centerspace REIT	5,265	340,909
Clipper Realty, Inc. REIT (b)	4,693	18,021
Elme Communities REIT	27,802	483,755
Equity LifeStyle Properties, Inc. REIT	60,122	4,010,137
Independence Realty Trust, Inc. REIT (b)	70,599	1,498,817
NexPoint Residential Trust, Inc. REIT	7,048	278,607
Sun Communities, Inc. REIT	40,521	5,212,622
UMH Properties, Inc. REIT	22,800	426,360
Veris Residential, Inc. REIT	24,847	420,411
		17,197,454
RETAIL REITs — 0.8%
Acadia Realty Trust REIT	37,047	776,135
Agree Realty Corp. REIT (b)	32,456	2,505,279
Alexander's, Inc. REIT (b)	702	146,830
Brixmor Property Group, Inc. REIT	95,348	2,531,489
CBL & Associates Properties, Inc. REIT (b)	7,000	186,060
Curbline Properties Corp. REIT	30,000	725,700
FrontView REIT, Inc.	4,500	57,555
Getty Realty Corp. REIT (b)	15,874	494,951
InvenTrust Properties Corp. REIT	24,500	719,565
Kite Realty Group Trust REIT	67,952	1,520,086
Macerich Co. REIT	78,858	1,353,992
NETSTREIT Corp. (b)	25,900	410,515
NNN REIT, Inc.	59,363	2,531,832
Phillips Edison & Co., Inc. REIT	38,779	1,415,046
Saul Centers, Inc. REIT	3,400	122,638
SITE Centers Corp. REIT	14,850	190,674
Tanger, Inc. REIT	34,088	1,151,834
Urban Edge Properties REIT	39,700	754,300

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Whitestone REIT	15,700	$228,749
		17,823,230
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
ACM Research, Inc. Class A (a) (b)	16,300	380,442
Aehr Test Systems (a) (b)	8,800	64,152
Allegro MicroSystems, Inc. (a) (b)	37,200	934,836
Alpha & Omega Semiconductor Ltd. (a) (b)	7,487	186,127
Ambarella, Inc. (a)	12,129	610,453
Amkor Technology, Inc.	35,935	648,986
Astera Labs, Inc. (a)	35,476	2,116,853
Axcelis Technologies, Inc. (a)	10,267	509,962
CEVA, Inc. (a)	7,371	188,771
Cirrus Logic, Inc. (a)	16,839	1,678,091
Cohu, Inc. (a)	14,391	211,692
Credo Technology Group Holding Ltd. (a)	44,800	1,799,168
Diodes, Inc. (a)	14,392	621,303
Entegris, Inc. (b)	47,897	4,190,030
Everspin Technologies, Inc. (a) (b)	6,500	33,150
FormFactor, Inc. (a)	24,446	691,577
GCT Semiconductor Holding, Inc. (a) (b)	2,800	4,592
GLOBALFOUNDRIES, Inc. (a) (b)	31,700	1,170,047
Ichor Holdings Ltd. (a)	10,399	235,121
Impinj, Inc. (a) (b)	7,252	657,756
indie Semiconductor, Inc. Class A (a) (b)	53,200	108,262
Kulicke & Soffa Industries, Inc.	16,400	540,872
Lattice Semiconductor Corp. (a) (b)	43,325	2,272,396
MACOM Technology Solutions Holdings, Inc. (a)	19,821	1,989,632
Marvell Technology, Inc.	275,791	16,980,452
MaxLinear, Inc. (a)	25,196	273,629
MKS Instruments, Inc.	21,323	1,709,038
Navitas Semiconductor Corp. (a) (b)	38,400	78,720
NVE Corp. (b)	1,500	95,610
Onto Innovation, Inc. (a)	15,557	1,887,686
PDF Solutions, Inc. (a)	9,829	187,832
Penguin Solutions, Inc. (a)	16,480	286,258
Photronics, Inc. (a)	19,493	404,675
Power Integrations, Inc.	17,622	889,911
Qorvo, Inc. (a)	30,000	2,172,300
QuickLogic Corp. (a) (b)	5,100	26,061
Rambus, Inc. (a)	33,410	1,729,803
Rigetti Computing, Inc. (a) (b)	59,700	472,824
Semtech Corp. (a)	23,410	805,304
Silicon Laboratories, Inc. (a)	9,967	1,121,985
SiTime Corp. (a) (b)	5,835	891,996
Security Description	Shares	Value
SkyWater Technology, Inc. (a) (b)	8,200	$58,138
Synaptics, Inc. (a) (b)	12,364	787,834
Ultra Clean Holdings, Inc. (a)	13,998	299,697
Universal Display Corp.	14,886	2,076,299
Veeco Instruments, Inc. (a)	17,508	351,561
Wolfspeed, Inc. (a) (b)	48,501	148,413
		55,580,297
SOFTWARE — 8.6%
8x8, Inc. (a)	40,300	80,600
A10 Networks, Inc.	22,400	366,016
ACI Worldwide, Inc. (a)	33,286	1,821,077
Adeia, Inc.	34,336	453,922
Agilysys, Inc. (a) (b)	7,157	519,169
Airship AI Holdings, Inc. (a) (b)	2,500	9,650
Alarm.com Holdings, Inc. (a)	15,000	834,750
Alkami Technology, Inc. (a)	19,100	501,375
Amplitude, Inc. Class A (a)	24,700	251,693
Appfolio, Inc. Class A (a) (b)	7,164	1,575,364
Appian Corp. Class A (a)	12,682	365,368
AppLovin Corp. Class A (a)	84,356	22,351,809
Arteris, Inc. (a)	9,100	62,881
Asana, Inc. Class A (a)	25,700	374,449
Atlassian Corp. Class A (a)	52,052	11,045,955
AudioEye, Inc. (a) (b)	2,800	31,080
Aurora Innovation, Inc. (a) (b)	303,100	2,038,347
AvePoint, Inc. (a)	40,700	587,708
Bentley Systems, Inc. Class B	45,120	1,775,021
Bill Holdings, Inc. (a)	32,064	1,471,417
Bit Digital, Inc. (a) (b)	39,200	79,184
Blackbaud, Inc. (a)	12,333	765,263
BlackLine, Inc. (a)	18,462	893,930
Blend Labs, Inc. Class A (a)	75,700	253,595
Box, Inc. Class A (a)	44,427	1,371,017
Braze, Inc. Class A (a)	20,800	750,464
C3.ai, Inc. Class A (a)	35,500	747,275
CCC Intelligent Solutions Holdings, Inc. (a) (b)	155,000	1,399,650
Cerence, Inc. (a) (b)	13,374	105,655
Cipher Mining, Inc. (a) (b)	64,000	147,200
Cleanspark, Inc. (a) (b)	87,200	585,984
Clear Secure, Inc. Class A (b)	28,000	725,480
Clearwater Analytics Holdings, Inc. Class A (a)	59,057	1,582,728
Commvault Systems, Inc. (a)	13,620	2,148,691
Confluent, Inc. Class A (a) (b)	79,700	1,868,168
Consensus Cloud Solutions, Inc. (a)	5,668	130,817
Core Scientific, Inc. (a)	56,300	407,612
CS Disco, Inc. (a) (b)	9,700	39,673
Daily Journal Corp. (a) (b)	427	169,818
Datadog, Inc. Class A (a)	97,787	9,701,448
Digimarc Corp. (a) (b)	4,567	58,549
Digital Turbine, Inc. (a) (b)	30,786	83,584
Docusign, Inc. (a)	63,777	5,191,448
Dolby Laboratories, Inc. Class A	19,124	1,535,848
Domo, Inc. Class B (a) (b)	10,944	84,925

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DoubleVerify Holdings, Inc. (a)	45,900	$613,683
Dropbox, Inc. Class A (a)	70,842	1,892,190
D-Wave Quantum, Inc. (a) (b)	57,700	438,520
Dynatrace, Inc. (a)	94,895	4,474,299
E2open Parent Holdings, Inc. (a) (b)	64,800	129,600
eGain Corp. (a) (b)	6,594	31,981
Elastic NV (a)	28,020	2,496,582
Enfusion, Inc. Class A (a)	16,000	178,400
EverCommerce, Inc. (a) (b)	6,962	70,177
Five9, Inc. (a)	23,896	648,776
Freshworks, Inc. Class A (a)	65,300	921,383
Gitlab, Inc. Class A (a) (b)	40,600	1,908,200
Guidewire Software, Inc. (a)	26,074	4,885,225
HubSpot, Inc. (a)	15,960	9,117,788
Hut 8 Corp. (a)	25,600	297,472
Informatica, Inc. Class A (a)	26,000	453,700
Intapp, Inc. (a) (b)	16,900	986,622
InterDigital, Inc. (b)	7,973	1,648,418
Jamf Holding Corp. (a)	26,300	319,545
Kaltura, Inc. (a)	28,300	53,204
Life360, Inc. (a) (b)	3,358	128,914
LiveRamp Holdings, Inc. (a)	20,301	530,668
Logility Supply Chain Solutions, Inc. Class A	9,900	141,174
Manhattan Associates, Inc. (a)	19,268	3,334,135
MARA Holdings, Inc. (a) (b)	107,700	1,238,550
Meridianlink, Inc. (a)	10,400	192,712
MicroStrategy, Inc. Class A (a) (b)	74,361	21,436,045
Mitek Systems, Inc. (a)	14,077	116,135
N-able, Inc. (a)	22,952	162,730
nCino, Inc. (a) (b)	26,800	736,196
NCR Voyix Corp. (a) (b)	45,867	447,203
NextNav, Inc. (a) (b)	25,300	307,901
Nutanix, Inc. Class A (a)	80,501	5,619,775
Olo, Inc. Class A (a)	33,600	202,944
ON24, Inc. (a) (b)	8,000	41,600
OneSpan, Inc.	11,931	181,948
Ooma, Inc. (a) (b)	8,000	104,720
Pagaya Technologies Ltd. Class A (a) (b)	11,400	119,472
PagerDuty, Inc. (a)	27,398	500,561
Pegasystems, Inc.	14,336	996,639
Porch Group, Inc. (a) (b)	25,000	182,250
Procore Technologies, Inc. (a) (b)	34,400	2,271,088
Progress Software Corp.	13,638	702,493
PROS Holdings, Inc. (a) (b)	14,500	275,935
Q2 Holdings, Inc. (a)	18,576	1,486,266
Qualys, Inc. (a)	11,595	1,460,158
Rapid7, Inc. (a)	19,825	525,561
Red Violet, Inc. (b)	3,500	131,565
Rekor Systems, Inc. (a) (b)	17,600	15,606
ReposiTrak, Inc. (b)	3,700	74,999
Rimini Street, Inc. (a)	18,000	62,640
Security Description	Shares	Value
RingCentral, Inc. Class A (a)	25,678	$635,787
Riot Platforms, Inc. (a) (b)	98,147	698,807
Roadzen, Inc. (a) (b)	14,100	14,664
Sapiens International Corp. NV	9,700	262,773
SEMrush Holdings, Inc. Class A (a)	11,700	109,161
SentinelOne, Inc. Class A (a) (b)	91,005	1,654,471
Silvaco Group, Inc. (a) (b)	2,600	11,856
SolarWinds Corp.	17,451	321,622
SoundHound AI, Inc. Class A (a) (b)	102,233	830,132
SoundThinking, Inc. (a) (b)	3,300	55,935
Sprinklr, Inc. Class A (a) (b)	36,900	308,115
Sprout Social, Inc. Class A (a)	15,747	346,277
SPS Commerce, Inc. (a)	11,897	1,579,089
Telos Corp. (a) (b)	15,800	37,604
Tenable Holdings, Inc. (a)	37,645	1,316,822
Teradata Corp. (a)	30,702	690,181
Terawulf, Inc. (a) (b)	84,500	230,685
UiPath, Inc. Class A (a) (b)	137,240	1,413,572
Unity Software, Inc. (a) (b)	98,700	1,933,533
Varonis Systems, Inc. (a)	34,805	1,407,862
Verint Systems, Inc. (a) (b)	19,329	345,023
Vertex, Inc. Class A (a) (b)	17,400	609,174
Viant Technology, Inc. Class A (a) (b)	4,800	59,568
Weave Communications, Inc. (a)	12,600	139,734
WM Technology, Inc. (a) (b)	28,000	31,640
Workiva, Inc. (a)	16,100	1,222,151
Xperi, Inc. (a)	14,214	109,732
Yext, Inc. (a)	33,607	207,019
Zeta Global Holdings Corp. Class A (a) (b)	56,400	764,784
Zoom Communications, Inc. (a)	84,853	6,259,606
Zscaler, Inc. (a) (b)	30,029	5,958,354
		182,205,738
SPECIALIZED REITs — 0.9%
CubeSmart REIT	71,188	3,040,439
EPR Properties REIT	23,749	1,249,435
Farmland Partners, Inc. REIT (b)	13,800	153,870
Four Corners Property Trust, Inc. REIT	30,409	872,738
Gaming & Leisure Properties, Inc. REIT	82,872	4,218,185
Gladstone Land Corp. REIT (b)	10,500	110,460
Lamar Advertising Co. Class A REIT	27,735	3,155,688
Millrose Properties, Inc. REIT (a)	39,600	1,049,796
National Storage Affiliates Trust REIT (b)	22,210	875,074
Outfront Media, Inc. REIT (b)	45,677	737,227
PotlatchDeltic Corp. REIT	24,556	1,107,967
Rayonier, Inc. REIT	49,080	1,368,350
Safehold, Inc. REIT	16,436	307,682
Uniti Group, Inc. REIT	76,770	386,921
		18,633,832

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.5%
1-800-Flowers.com, Inc. Class A (a) (b)	8,500	$50,150
Abercrombie & Fitch Co. Class A (a)	15,519	1,185,186
Academy Sports & Outdoors, Inc. (b)	21,400	976,054
Advance Auto Parts, Inc. (b)	19,100	748,911
American Eagle Outfitters, Inc. (b)	56,028	651,045
America's Car-Mart, Inc. (a) (b)	2,251	102,173
Arhaus, Inc. (a) (b)	16,200	140,940
Arko Corp. (b)	25,500	100,725
Asbury Automotive Group, Inc. (a) (b)	6,202	1,369,650
AutoNation, Inc. (a)	8,127	1,315,924
BARK, Inc. (a) (b)	43,900	61,021
Bath & Body Works, Inc.	69,000	2,092,080
Beyond, Inc. (a) (b)	14,282	82,836
Boot Barn Holdings, Inc. (a) (b)	9,300	999,099
Buckle, Inc.	9,687	371,206
Build-A-Bear Workshop, Inc. (b)	3,900	144,963
Burlington Stores, Inc. (a)	20,172	4,807,593
Caleres, Inc. (b)	10,290	177,297
Camping World Holdings, Inc. Class A	17,727	286,468
Carvana Co. (a)	34,793	7,274,520
Citi Trends, Inc. (a) (b)	2,200	48,697
Designer Brands, Inc. Class A (b)	10,756	39,259
Destination XL Group, Inc. (a) (b)	18,700	27,302
Dick's Sporting Goods, Inc. (b)	17,782	3,584,140
EVgo, Inc. (a) (b)	36,900	98,154
Five Below, Inc. (a)	17,324	1,298,001
Floor & Decor Holdings, Inc. Class A (a)	33,356	2,684,157
Foot Locker, Inc. (a) (b)	26,331	371,267
GameStop Corp. Class A (a)	124,824	2,786,072
Gap, Inc.	64,500	1,329,345
Genesco, Inc. (a) (b)	3,305	70,165
Group 1 Automotive, Inc.	4,108	1,569,051
GrowGeneration Corp. (a) (b)	19,700	21,276
Haverty Furniture Cos., Inc.	4,605	90,811
J Jill, Inc. (b)	2,100	41,013
Lands' End, Inc. (a)	4,400	44,792
Leslie's, Inc. (a)	53,071	39,034
Lithia Motors, Inc.	8,329	2,444,895
MarineMax, Inc. (a) (b)	6,976	149,984
Monro, Inc.	9,298	134,542
Murphy USA, Inc. (b)	5,870	2,757,785
National Vision Holdings, Inc. (a)	24,525	313,429
ODP Corp. (a)	9,218	132,094
OneWater Marine, Inc. Class A (a) (b)	3,700	59,866
Penske Automotive Group, Inc.	5,889	847,898
Petco Health & Wellness Co., Inc. (a) (b)	26,900	82,045
Security Description	Shares	Value
RealReal, Inc. (a) (b)	32,000	$172,480
Revolve Group, Inc. (a)	12,100	260,029
RH (a)	4,860	1,139,233
RumbleON, Inc. Class B (a) (b)	6,298	17,760
Sally Beauty Holdings, Inc. (a)	32,148	290,296
Shoe Carnival, Inc. (b)	5,600	123,144
Signet Jewelers Ltd. (b)	13,200	766,392
Sleep Number Corp. (a) (b)	7,617	48,292
Sonic Automotive, Inc. Class A (b)	4,636	264,067
Stitch Fix, Inc. Class A (a)	31,945	103,821
ThredUp, Inc. Class A (a) (b)	24,900	60,009
Tile Shop Holdings, Inc. (a) (b)	9,000	58,320
Tilly's, Inc. Class A (a) (b)	4,437	9,761
Torrid Holdings, Inc. (a) (b)	5,700	31,236
Upbound Group, Inc.	16,954	406,218
Urban Outfitters, Inc. (a)	20,050	1,050,620
Valvoline, Inc. (a)	40,641	1,414,713
Victoria's Secret & Co. (a) (b)	24,800	460,784
Warby Parker, Inc. Class A (a)	28,000	510,440
Wayfair, Inc. Class A (a) (b)	31,270	1,001,578
Winmark Corp.	974	309,605
Zumiez, Inc. (a) (b)	4,800	71,472
		52,573,185
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
CompoSecure, Inc. Class A (b)	7,800	84,786
Corsair Gaming, Inc. (a) (b)	14,100	124,926
CPI Card Group, Inc. (a)	1,700	49,589
Diebold Nixdorf, Inc. (a) (b)	8,000	349,760
Eastman Kodak Co. (a) (b)	19,200	121,344
Immersion Corp. (b)	9,700	73,526
IonQ, Inc. (a)	64,200	1,416,894
Pure Storage, Inc. Class A (a)	97,714	4,325,799
Sandisk Corp. (a)	37,100	1,766,331
Turtle Beach Corp. (a)	5,000	71,350
Xerox Holdings Corp. (b)	36,500	176,295
		8,560,600
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Amer Sports, Inc. (a) (b)	20,300	542,619
Birkenstock Holding PLC (a) (b)	12,700	582,295
Capri Holdings Ltd. (a) (b)	36,491	719,967
Carter's, Inc.	11,360	464,624
Columbia Sportswear Co. (b)	10,140	767,497
Crocs, Inc. (a) (b)	18,220	1,934,964
Figs, Inc. Class A (a) (b)	41,100	188,649
G-III Apparel Group Ltd. (a)	12,381	338,620
Hanesbrands, Inc. (a)	111,500	643,355
Kontoor Brands, Inc.	17,416	1,116,888
Movado Group, Inc.	4,761	79,604
Oxford Industries, Inc. (b)	4,630	271,642
PVH Corp.	17,708	1,144,645
Rocky Brands, Inc.	2,305	40,038
Skechers USA, Inc. Class A (a)	41,934	2,381,013
Steven Madden Ltd.	22,513	599,746

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Superior Group of Cos., Inc. (b)	3,800	$41,572
Under Armour, Inc. Class A (a) (b)	63,700	398,125
Under Armour, Inc. Class C (a) (b)	56,900	338,555
Vera Bradley, Inc. (a) (b)	5,600	12,600
VF Corp. (b)	111,400	1,728,928
Wolverine World Wide, Inc.	25,080	348,863
		14,684,809
TOBACCO — 0.0% (e)
Ispire Technology, Inc. (a) (b)	8,000	21,840
Turning Point Brands, Inc.	5,400	320,976
Universal Corp.	7,641	428,278
		771,094
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp. (b)	33,556	1,621,090
Alta Equipment Group, Inc. (b)	8,700	40,803
Applied Industrial Technologies, Inc.	12,040	2,713,094
Beacon Roofing Supply, Inc. (a)	19,603	2,424,891
BlueLinx Holdings, Inc. (a) (b)	2,600	194,948
Boise Cascade Co.	12,101	1,186,987
Core & Main, Inc. Class A (a)	60,484	2,921,982
Custom Truck One Source, Inc. (a) (b)	15,800	66,676
Distribution Solutions Group, Inc. (a) (b)	3,290	92,120
DNOW, Inc. (a)	33,319	569,089
DXP Enterprises, Inc. (a)	3,900	320,814
EVI Industries, Inc.	1,500	25,170
Ferguson Enterprises, Inc.	64,333	10,308,077
FTAI Aviation Ltd. (b)	32,103	3,564,396
GATX Corp.	11,131	1,728,310
Global Industrial Co.	4,300	96,320
GMS, Inc. (a)	12,300	899,991
H&E Equipment Services, Inc.	10,200	966,858
Herc Holdings, Inc.	8,838	1,186,678
Hudson Technologies, Inc. (a) (b)	13,995	86,349
Karat Packaging, Inc.	2,300	61,134
McGrath RentCorp	7,700	857,780
MRC Global, Inc. (a)	26,600	305,368
MSC Industrial Direct Co., Inc. Class A (b)	14,599	1,133,904
Rush Enterprises, Inc. Class A	18,775	1,002,773
Rush Enterprises, Inc. Class B	3,250	183,690
SiteOne Landscape Supply, Inc. (a) (b)	14,333	1,740,599
Titan Machinery, Inc. (a) (b)	6,600	112,464
Transcat, Inc. (a) (b)	2,900	215,905
Watsco, Inc. (b)	11,003	5,592,825
WESCO International, Inc.	13,416	2,083,505
Willis Lease Finance Corp. (b)	900	142,173
Xometry, Inc. Class A (a) (b)	13,900	346,388
		44,793,151
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Sky Harbour Group Corp. (a) (b)	3,400	$44,234
WATER UTILITIES — 0.3%
American States Water Co.	11,901	936,371
Cadiz, Inc. (a) (b)	12,200	35,746
California Water Service Group	18,789	910,515
Consolidated Water Co. Ltd. (b)	4,700	115,103
Essential Utilities, Inc.	80,139	3,167,895
Global Water Resources, Inc.	3,900	40,209
Middlesex Water Co.	5,623	360,434
Pure Cycle Corp. (a)	6,600	69,102
SJW Group	10,587	579,003
York Water Co.	4,500	156,060
		6,370,438
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	20,910	180,244
Spok Holdings, Inc.	5,800	95,352
Telephone & Data Systems, Inc.	31,200	1,208,688
		1,484,284
TOTAL COMMON STOCKS (Cost $1,717,277,128)		2,095,620,824
WARRANTS — 0.0% (e)
CHEMICALS — 0.0% (e)
Danimer Scientific, Inc. (expiring 07/15/25) (a)	9,200	2
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	662	1,685
TOTAL WARRANTS (Cost $0)		1,687
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	48,696,118	48,696,118
State Street Navigator Securities Lending Portfolio II (h) (i)	155,244,768	155,244,768
TOTAL SHORT-TERM INVESTMENTS (Cost $203,940,886)		203,940,886
TOTAL INVESTMENTS — 108.6% (Cost $1,921,218,014)		2,299,563,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(181,493,174)
NET ASSETS — 100.0%		$2,118,070,223
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	85	06/20/2025	$8,847,929	$8,615,175	$(232,754)
E-mini S&P Mid Cap 400 Index	32	06/20/2025	9,537,325	9,403,520	(133,805)
					$(366,559)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,095,609,142	$11,682	$0(a)	$2,095,620,824
Warrants	2	1,685	—	1,687
Short-Term Investments	203,940,886	—	—	203,940,886
TOTAL INVESTMENTS	$2,299,550,030	$13,367	$0	$2,299,563,397
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(366,559)	$—	$—	$(366,559)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(366,559)	$—	$—	$(366,559)
(a)	The Portfolio held Level 3 securities that were valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,664,863	$15,664,863	$112,084,882	$79,053,627	$—	$—	48,696,118	$48,696,118	$207,477
State Street Navigator Securities Lending Portfolio II	62,529,144	62,529,144	265,665,436	172,949,812	—	—	155,244,768	155,244,768	166,814
Total		$78,194,007	$377,750,318	$252,003,439	$—	$—		$203,940,886	$374,291
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 59.1%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	212	$11,870
AeroVironment, Inc. (a)	167	19,905
Archer Aviation, Inc. Class A (a)	2,402	17,078
Astronics Corp. (a)	184	4,447
Axon Enterprise, Inc. (a)	436	229,314
Boeing Co. (a)	4,497	766,963
BWX Technologies, Inc.	540	53,271
Byrna Technologies, Inc. (a)	141	2,375
Cadre Holdings, Inc. (b)	158	4,678
Curtiss-Wright Corp.	219	69,482
Ducommun, Inc. (a)	94	5,455
General Dynamics Corp.	1,505	410,233
General Electric Co.	6,418	1,284,563
HEICO Corp.	264	70,538
HEICO Corp. Class A	426	89,873
Hexcel Corp.	478	26,175
Howmet Aerospace, Inc.	2,437	316,152
Huntington Ingalls Industries, Inc.	229	46,725
Intuitive Machines, Inc. (a)	369	2,749
Karman Holdings, Inc. (a)	160	5,347
Kratos Defense & Security Solutions, Inc. (a) (b)	905	26,870
L3Harris Technologies, Inc.	1,131	236,730
Leonardo DRS, Inc.	451	14,829
Loar Holdings, Inc. (a)	144	10,174
Lockheed Martin Corp.	1,247	557,047
Mercury Systems, Inc. (a)	306	13,186
Moog, Inc. Class A	171	29,643
National Presto Industries, Inc.	40	3,516
Northrop Grumman Corp.	813	416,264
Park Aerospace Corp.	205	2,757
Redwire Corp. (a)	141	1,169
Rocket Lab USA, Inc. (a) (b)	2,064	36,904
RTX Corp.	7,938	1,051,468
Spirit AeroSystems Holdings, Inc. Class A (a)	709	24,432
Standardaero, Inc. (a)	716	19,074
Textron, Inc.	1,072	77,452
TransDigm Group, Inc.	336	464,786
Triumph Group, Inc. (a)	468	11,859
V2X, Inc. (a)	107	5,248
Woodward, Inc.	356	64,967
		6,505,568
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	304	6,822
CH Robinson Worldwide, Inc.	692	70,861
Expeditors International of Washington, Inc.	829	99,687
FedEx Corp.	1,330	324,227
Forward Air Corp. (a) (b)	151	3,034
GXO Logistics, Inc. (a)	706	27,591
Hub Group, Inc. Class A	361	13,418
Security Description	Shares	Value
Radiant Logistics, Inc. (a)	421	$2,589
United Parcel Service, Inc. Class B	4,355	479,006
		1,027,235
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	753	37,063
Allegiant Travel Co.	101	5,217
American Airlines Group, Inc. (a) (b)	3,859	40,712
Delta Air Lines, Inc.	3,875	168,950
Frontier Group Holdings, Inc. (a)	557	2,417
JetBlue Airways Corp. (a)	1,837	8,854
Joby Aviation, Inc. (a)	2,887	17,380
SkyWest, Inc. (a)	241	21,056
Southwest Airlines Co.	3,500	117,530
Sun Country Airlines Holdings, Inc. (a)	271	3,339
Surf Air Mobility, Inc. (a) (b)	73	195
United Airlines Holdings, Inc. (a)	1,991	137,479
		560,192
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	6,661
American Axle & Manufacturing Holdings, Inc. (a)	680	2,768
Aptiv PLC (a)	1,354	80,563
Autoliv, Inc.	435	38,476
BorgWarner, Inc.	1,236	35,411
Cooper-Standard Holdings, Inc. (a)	213	3,263
Dana, Inc.	793	10,571
Dorman Products, Inc. (a)	164	19,768
Fox Factory Holding Corp. (a)	251	5,858
Garrett Motion, Inc.	735	6,152
Gentex Corp.	1,362	31,735
Gentherm, Inc. (a)	194	5,188
Goodyear Tire & Rubber Co. (a)	1,709	15,791
LCI Industries	154	13,464
Lear Corp.	304	26,819
Luminar Technologies, Inc. (a) (b)	250	1,347
Mobileye Global, Inc. Class A (a) (b)	610	8,781
Modine Manufacturing Co. (a)	310	23,792
Patrick Industries, Inc.	198	16,743
Phinia, Inc.	262	11,117
QuantumScape Corp. (a) (b)	2,298	9,560
Standard Motor Products, Inc.	145	3,615
Visteon Corp. (a)	161	12,497
XPEL, Inc. (a)	141	4,143
		394,083
AUTOMOBILES — 0.9%
Ford Motor Co.	23,163	232,325
General Motors Co.	5,976	281,051
Harley-Davidson, Inc.	705	17,801
Lucid Group, Inc. (a) (b)	6,967	16,860
Rivian Automotive, Inc. Class A (a) (b)	4,317	53,747
Tesla, Inc. (a)	16,724	4,334,192
Thor Industries, Inc.	318	24,108

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	176	$6,065
		4,966,149
BANKS — 2.2%
1st Source Corp.	108	6,459
ACNB Corp.	64	2,634
Amalgamated Financial Corp.	123	3,536
Amerant Bancorp, Inc.	233	4,809
Ameris Bancorp	372	21,416
Arrow Financial Corp.	114	2,997
Associated Banc-Corp.	911	20,525
Atlantic Union Bankshares Corp. (b)	509	15,850
Axos Financial, Inc. (a)	318	20,517
Banc of California, Inc.	819	11,622
BancFirst Corp.	120	13,184
Bancorp, Inc. (a)	292	15,429
Bank First Corp.	62	6,246
Bank of America Corp.	39,357	1,642,368
Bank of Hawaii Corp.	235	16,208
Bank of Marin Bancorp	125	2,759
Bank OZK	601	26,113
BankUnited, Inc.	432	14,878
Bankwell Financial Group, Inc.	93	2,807
Banner Corp.	201	12,818
Bar Harbor Bankshares	109	3,215
BayCom Corp.	110	2,769
Berkshire Hills Bancorp, Inc.	253	6,601
BOK Financial Corp.	137	14,269
Bridgewater Bancshares, Inc. (a)	203	2,820
Brookline Bancorp, Inc.	413	4,502
Burke & Herbert Financial Services Corp.	82	4,601
Business First Bancshares, Inc.	115	2,800
Byline Bancorp, Inc.	131	3,427
C&F Financial Corp.	41	2,763
Cadence Bank	1,054	31,999
California BanCorp (a)	174	2,493
Camden National Corp.	78	3,157
Capital City Bank Group, Inc.	104	3,740
Capitol Federal Financial, Inc.	860	4,816
Carter Bankshares, Inc. (a)	176	2,848
Cathay General Bancorp	419	18,030
Central Pacific Financial Corp.	165	4,462
ChoiceOne Financial Services, Inc.	84	2,417
Citigroup, Inc.	11,202	795,230
Citizens & Northern Corp.	150	3,018
Citizens Financial Group, Inc.	2,573	105,416
Citizens Financial Services, Inc.	43	2,496
City Holding Co.	89	10,455
Civista Bancshares, Inc.	135	2,638
CNB Financial Corp.	153	3,404
Coastal Financial Corp. (a)	64	5,786
Colony Bankcorp, Inc.	177	2,859
Columbia Banking System, Inc.	1,229	30,651
Columbia Financial, Inc. (a)	305	4,575
Comerica, Inc.	810	47,839
Commerce Bancshares, Inc.	723	44,992
Security Description	Shares	Value
Community Financial System, Inc.	316	$17,968
Community Trust Bancorp, Inc.	73	3,676
Community West Bancshares	145	2,680
ConnectOne Bancorp, Inc.	241	5,859
Cullen/Frost Bankers, Inc.	379	47,451
Customers Bancorp, Inc. (a)	171	8,584
CVB Financial Corp.	765	14,122
Dime Community Bancshares, Inc.	217	6,050
Eagle Bancorp, Inc.	188	3,948
East West Bancorp, Inc.	819	73,513
Eastern Bankshares, Inc.	1,121	18,384
Enterprise Bancorp, Inc.	83	3,231
Enterprise Financial Services Corp.	232	12,468
Equity Bancshares, Inc. Class A	88	3,467
Esquire Financial Holdings, Inc.	44	3,317
Farmers & Merchants Bancorp, Inc.	94	2,248
Farmers National Banc Corp.	213	2,780
FB Financial Corp.	224	10,385
Fidelity D&D Bancorp, Inc.	55	2,289
Fifth Third Bancorp	3,997	156,682
Financial Institutions, Inc.	114	2,845
First BanCorp	948	18,173
First Bancorp, Inc.	105	2,596
First Bancorp/Southern Pines NC	255	10,236
First Bancshares, Inc.	178	6,018
First Bank	206	3,051
First Busey Corp.	473	10,217
First Business Financial Services, Inc.	60	2,829
First Citizens BancShares, Inc. Class A	70	129,788
First Commonwealth Financial Corp.	616	9,573
First Community Bankshares, Inc.	82	3,091
First Financial Bancorp	562	14,039
First Financial Bankshares, Inc.	766	27,515
First Financial Corp.	97	4,751
First Foundation, Inc.	419	2,175
First Hawaiian, Inc.	756	18,477
First Horizon Corp.	3,028	58,804
First Internet Bancorp	74	1,982
First Interstate BancSystem, Inc. Class A	506	14,497
First Merchants Corp.	345	13,952
First Mid Bancshares, Inc.	129	4,502
First of Long Island Corp.	216	2,668
Firstsun Capital Bancorp (a)	44	1,591
Five Star Bancorp	128	3,558
Flagstar Financial, Inc.	1,791	20,811
Flushing Financial Corp.	192	2,438
FNB Corp.	2,090	28,110
FS Bancorp, Inc.	66	2,509
Fulton Financial Corp.	1,044	18,886
FVCBankcorp, Inc. (a)	227	2,399
German American Bancorp, Inc.	194	7,275
Glacier Bancorp, Inc.	672	29,716
Great Southern Bancorp, Inc.	68	3,765

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Greene County Bancorp, Inc.	94	$2,266
Guaranty Bancshares, Inc.	82	3,282
Hancock Whitney Corp.	500	26,225
Hanmi Financial Corp.	196	4,441
HarborOne Bancorp, Inc.	287	2,976
Hawthorn Bancshares, Inc.	89	2,512
HBT Financial, Inc.	121	2,712
Heritage Commerce Corp.	341	3,246
Heritage Financial Corp.	172	4,185
Hilltop Holdings, Inc.	251	7,643
Hingham Institution For Savings	13	3,091
Home Bancorp, Inc.	62	2,778
Home BancShares, Inc.	1,077	30,447
HomeTrust Bancshares, Inc.	94	3,222
Hope Bancorp, Inc.	703	7,360
Horizon Bancorp, Inc.	209	3,152
Huntington Bancshares, Inc.	8,595	129,011
Independent Bank Corp. (c)	255	15,976
Independent Bank Corp. (c)	100	3,079
International Bancshares Corp.	311	19,612
John Marshall Bancorp, Inc.	127	2,098
JPMorgan Chase & Co.	16,676	4,090,623
Kearny Financial Corp.	439	2,748
KeyCorp	5,950	95,140
Lakeland Financial Corp.	163	9,689
LCNB Corp.	176	2,603
LINKBANCORP, Inc.	417	2,827
Live Oak Bancshares, Inc.	202	5,385
M&T Bank Corp.	992	177,320
Mercantile Bank Corp.	69	2,997
Metrocity Bankshares, Inc.	86	2,371
Metropolitan Bank Holding Corp. (a)	58	3,247
Mid Penn Bancorp, Inc.	110	2,850
Middlefield Banc Corp.	98	2,739
Midland States Bancorp, Inc.	78	1,335
MidWestOne Financial Group, Inc.	129	3,820
MVB Financial Corp.	142	2,459
National Bank Holdings Corp. Class A	222	8,496
NB Bancorp, Inc. (a)	248	4,481
NBT Bancorp, Inc.	289	12,398
Nicolet Bankshares, Inc.	84	9,153
Northeast Bank	40	3,662
Northeast Community Bancorp, Inc.	101	2,367
Northfield Bancorp, Inc.	262	2,858
Northrim BanCorp, Inc.	37	2,709
Northwest Bancshares, Inc.	769	9,243
Norwood Financial Corp.	100	2,417
OceanFirst Financial Corp.	345	5,868
OFG Bancorp	268	10,725
Old National Bancorp	2,036	43,143
Old Second Bancorp, Inc.	342	5,691
Orange County Bancorp, Inc.	100	2,339
Origin Bancorp, Inc.	192	6,657
Orrstown Financial Services, Inc.	124	3,721
Pacific Premier Bancorp, Inc.	575	12,259
Security Description	Shares	Value
Park National Corp.	89	$13,475
Parke Bancorp, Inc.	131	2,468
Pathward Financial, Inc.	146	10,651
PCB Bancorp	144	2,694
Peapack-Gladstone Financial Corp.	112	3,181
Penns Woods Bancorp, Inc.	98	2,735
Peoples Bancorp, Inc.	217	6,436
Peoples Financial Services Corp.	76	3,380
Pinnacle Financial Partners, Inc.	452	47,930
Plumas Bancorp	64	2,769
PNC Financial Services Group, Inc.	2,334	410,247
Ponce Financial Group, Inc. (a)	235	2,977
Popular, Inc.	420	38,795
Preferred Bank	73	6,107
Prosperity Bancshares, Inc.	565	40,324
Provident Financial Services, Inc.	781	13,410
QCR Holdings, Inc.	100	7,132
RBB Bancorp	128	2,112
Red River Bancshares, Inc.	52	2,686
Regions Financial Corp.	5,324	115,691
Renasant Corp.	375	12,724
Republic Bancorp, Inc. Class A	47	3,000
S&T Bancorp, Inc.	235	8,707
Sandy Spring Bancorp, Inc.	257	7,183
Seacoast Banking Corp. of Florida	501	12,891
ServisFirst Bancshares, Inc.	301	24,863
Shore Bancshares, Inc.	198	2,681
Sierra Bancorp	97	2,704
Simmons First National Corp. Class A	745	15,295
SmartFinancial, Inc.	102	3,170
South Plains Financial, Inc.	92	3,047
Southern First Bancshares, Inc. (a)	69	2,271
Southern Missouri Bancorp, Inc.	62	3,225
Southern States Bancshares, Inc.	83	2,967
Southside Bancshares, Inc.	189	5,473
SouthState Corp.	580	53,836
Stellar Bancorp, Inc.	301	8,326
Stock Yards Bancorp, Inc.	165	11,395
Synovus Financial Corp.	792	37,018
Texas Capital Bancshares, Inc. (a)	272	20,318
TFS Financial Corp.	1,184	14,670
Third Coast Bancshares, Inc. (a)	85	2,836
Timberland Bancorp, Inc.	94	2,834
Tompkins Financial Corp.	65	4,094
Towne Bank	385	13,163
TriCo Bancshares	184	7,354
Triumph Financial, Inc. (a)	132	7,630
Truist Financial Corp.	7,974	328,130
TrustCo Bank Corp.	111	3,383
Trustmark Corp.	365	12,589
U.S. Bancorp	9,303	392,773
UMB Financial Corp.	395	39,934
United Bankshares, Inc.	802	27,805
United Community Banks, Inc.	705	19,832
Unity Bancorp, Inc.	67	2,727

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Univest Financial Corp.	218	$6,182
USCB Financial Holdings, Inc.	153	2,840
Valley National Bancorp	2,767	24,599
Veritex Holdings, Inc.	314	7,841
WaFd, Inc.	471	13,461
Washington Trust Bancorp, Inc.	110	3,395
Webster Financial Corp.	1,094	56,396
Wells Fargo & Co.	19,610	1,407,802
WesBanco, Inc.	562	17,400
West BanCorp, Inc.	134	2,672
Westamerica BanCorp	160	8,101
Western Alliance Bancorp	641	49,248
Wintrust Financial Corp.	390	43,859
WSFS Financial Corp.	343	17,791
Zions Bancorp NA	858	42,780
		12,322,271
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	53	12,659
Brown-Forman Corp. Class A (b)	94	3,146
Brown-Forman Corp. Class B (b)	1,318	44,733
Celsius Holdings, Inc. (a)	925	32,949
Coca-Cola Co.	23,067	1,652,059
Coca-Cola Consolidated, Inc.	35	47,250
Constellation Brands, Inc. Class A	948	173,977
Keurig Dr. Pepper, Inc.	7,146	244,536
MGP Ingredients, Inc.	114	3,349
Molson Coors Beverage Co. Class B	1,004	61,113
Monster Beverage Corp. (a)	4,241	248,183
National Beverage Corp.	155	6,439
PepsiCo, Inc.	8,152	1,222,311
Primo Brands Corp. Class A	1,249	44,327
Vita Coco Co., Inc. (a)	239	7,325
		3,804,356
BIOTECHNOLOGY — 1.4%
4D Molecular Therapeutics, Inc. (a)	346	1,118
89bio, Inc. (a)	1,061	7,713
AbbVie, Inc.	10,551	2,210,646
Abeona Therapeutics, Inc. (a)	509	2,423
Absci Corp. (a) (b)	498	1,250
ACADIA Pharmaceuticals, Inc. (a)	740	12,291
ACELYRIN, Inc. (a)	636	1,571
ADMA Biologics, Inc. (a)	1,383	27,439
Agenus, Inc. (a) (b)	551	829
Agios Pharmaceuticals, Inc. (a)	340	9,962
Akebia Therapeutics, Inc. (a)	1,648	3,164
Akero Therapeutics, Inc. (a)	390	15,787
Alector, Inc. (a)	779	958
Alkermes PLC (a)	984	32,492
Allogene Therapeutics, Inc. (a) (b)	1,415	2,066
Alnylam Pharmaceuticals, Inc. (a)	785	211,966
Altimmune, Inc. (a)	439	2,195
Amgen, Inc.	3,212	1,000,699
Amicus Therapeutics, Inc. (a)	1,612	13,154
AnaptysBio, Inc. (a) (b)	65	1,208
Security Description	Shares	Value
Anavex Life Sciences Corp. (a) (b)	545	$4,676
Anika Therapeutics, Inc. (a)	327	4,915
Annexon, Inc. (a)	554	1,069
Apellis Pharmaceuticals, Inc. (a)	634	13,866
Apogee Therapeutics, Inc. (a)	197	7,360
Applied Therapeutics, Inc. (a) (b)	559	273
Arbutus Biopharma Corp. (a) (b)	633	2,209
Arcellx, Inc. (a)	230	15,088
Arcturus Therapeutics Holdings, Inc. (a)	166	1,758
Arcus Biosciences, Inc. (a)	361	2,834
Arcutis Biotherapeutics, Inc. (a)	647	10,119
Ardelyx, Inc. (a)	1,430	7,021
ArriVent Biopharma, Inc. (a) (b)	106	1,960
Arrowhead Pharmaceuticals, Inc. (a)	773	9,848
ARS Pharmaceuticals, Inc. (a) (b)	407	5,120
Astria Therapeutics, Inc. (a)	308	1,645
aTyr Pharma, Inc. (a) (b)	452	1,365
Aura Biosciences, Inc. (a) (b)	336	1,969
Avidity Biosciences, Inc. (a)	700	20,664
Avita Medical, Inc. (a) (b)	232	1,888
Beam Therapeutics, Inc. (a)	449	8,769
Benitec Biopharma, Inc. (a)	127	1,652
BioAtla, Inc. (a) (b)	1,271	441
BioCryst Pharmaceuticals, Inc. (a)	1,279	9,593
Biogen, Inc. (a)	899	123,019
Biohaven Ltd. (a)	499	11,996
BioMarin Pharmaceutical, Inc. (a)	1,133	80,092
Blueprint Medicines Corp. (a)	379	33,545
Bridgebio Pharma, Inc. (a)	894	30,906
Candel Therapeutics, Inc. (a) (b)	33	186
Capricor Therapeutics, Inc. (a)	324	3,075
Cardiff Oncology, Inc. (a) (b)	334	1,049
CareDx, Inc. (a)	319	5,662
Cargo Therapeutics, Inc. (a)	255	1,038
Cartesian Therapeutics, Inc. (a) (b)	89	1,173
Catalyst Pharmaceuticals, Inc. (a)	659	15,981
Celcuity, Inc. (a)	241	2,437
Celldex Therapeutics, Inc. (a)	413	7,496
CG oncology, Inc. (a) (b)	279	6,833
Checkpoint Therapeutics, Inc. (a)	678	2,739
Chimerix, Inc. (a)	497	4,229
Cogent Biosciences, Inc. (a)	657	3,935
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	113	600
Corvus Pharmaceuticals, Inc. (a)	292	929
Crinetics Pharmaceuticals, Inc. (a)	547	18,346
CRISPR Therapeutics AG (a) (b)	515	17,525
Cullinan Therapeutics, Inc. (a)	413	3,126
Cytokinetics, Inc. (a)	708	28,455
Day One Biopharmaceuticals, Inc. (a)	436	3,457
Denali Therapeutics, Inc. (a)	750	10,196
Dianthus Therapeutics, Inc. (a) (b)	135	2,449
Disc Medicine, Inc. (a)	123	6,106
Dynavax Technologies Corp. (a)	747	9,689

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dyne Therapeutics, Inc. (a)	473	$4,948
Eledon Pharmaceuticals, Inc. (a)	359	1,217
Emergent BioSolutions, Inc. (a)	363	1,764
Entrada Therapeutics, Inc. (a)	169	1,528
Erasca, Inc. (a)	1,427	1,955
Exact Sciences Corp. (a)	1,100	47,619
Exelixis, Inc. (a)	1,697	62,653
FibroGen, Inc. (a)	890	276
Foghorn Therapeutics, Inc. (a)	385	1,405
Generation Bio Co. (a)	63	26
Geron Corp. (a)	3,193	5,077
Gilead Sciences, Inc.	7,457	835,557
GRAIL, Inc. (a)	203	5,185
Halozyme Therapeutics, Inc. (a)	753	48,049
Humacyte, Inc. (a) (b)	679	1,158
Ideaya Biosciences, Inc. (a)	530	8,681
IGM Biosciences, Inc. (a)	242	278
ImmunityBio, Inc. (a) (b)	976	2,938
Immunome, Inc. (a)	366	2,463
Immunovant, Inc. (a) (b)	417	7,127
Incyte Corp. (a)	952	57,644
Insmed, Inc. (a)	1,112	84,834
Instil Bio, Inc. (a) (b)	76	1,319
Intellia Therapeutics, Inc. (a) (b)	639	4,543
Ionis Pharmaceuticals, Inc. (a)	1,104	33,308
Iovance Biotherapeutics, Inc. (a) (b)	1,355	4,512
Ironwood Pharmaceuticals, Inc. (a)	922	1,355
iTeos Therapeutics, Inc. (a)	871	5,200
Janux Therapeutics, Inc. (a)	191	5,157
Jasper Therapeutics, Inc. (a) (b)	55	237
KalVista Pharmaceuticals, Inc. (a)	332	3,831
Keros Therapeutics, Inc. (a)	204	2,079
Kodiak Sciences, Inc. (a)	264	741
Korro Bio, Inc. (a)	64	1,114
Krystal Biotech, Inc. (a)	151	27,225
Kura Oncology, Inc. (a)	501	3,307
Kymera Therapeutics, Inc. (a)	274	7,499
LENZ Therapeutics, Inc. (a) (b)	107	2,751
Madrigal Pharmaceuticals, Inc. (a)	101	33,454
MannKind Corp. (a)	1,675	8,425
Mersana Therapeutics, Inc. (a)	261	90
Metsera, Inc. (a)	143	3,892
MiMedx Group, Inc. (a)	710	5,396
Mineralys Therapeutics, Inc. (a)	233	3,700
Mirum Pharmaceuticals, Inc. (a)	254	11,443
Moderna, Inc. (a)	2,009	56,955
Monopar Therapeutics, Inc. (a)	50	1,821
Monte Rosa Therapeutics, Inc. (a)	361	1,675
Myriad Genetics, Inc. (a)	554	4,914
Natera, Inc. (a)	771	109,027
Neurocrine Biosciences, Inc. (a)	601	66,471
Neurogene, Inc. (a)	69	808
Novavax, Inc. (a)	968	6,205
Nurix Therapeutics, Inc. (a)	367	4,360
Nuvalent, Inc. Class A (a)	227	16,099
Ocugen, Inc. (a) (b)	3,448	2,435
Security Description	Shares	Value
Olema Pharmaceuticals, Inc. (a)	344	$1,293
Organogenesis Holdings, Inc. (a)	735	3,175
ORIC Pharmaceuticals, Inc. (a)	337	1,880
Oruka Therapeutics, Inc.	408	4,186
Perspective Therapeutics, Inc. (a)	443	944
Praxis Precision Medicines, Inc. (a)	103	3,901
ProKidney Corp. (a)	1,229	1,077
Protagonist Therapeutics, Inc. (a)	352	17,023
Prothena Corp. PLC (a)	333	4,121
PTC Therapeutics, Inc. (a)	465	23,696
Recursion Pharmaceuticals, Inc. Class A (a) (b)	1,720	9,099
Regeneron Pharmaceuticals, Inc.	635	402,736
REGENXBIO, Inc. (a)	326	2,331
Relay Therapeutics, Inc. (a)	869	2,277
Replimune Group, Inc. (a)	498	4,856
Revolution Medicines, Inc. (a)	1,215	42,962
Rhythm Pharmaceuticals, Inc. (a)	317	16,791
Rigel Pharmaceuticals, Inc. (a)	125	2,249
Rocket Pharmaceuticals, Inc. (a)	350	2,335
Roivant Sciences Ltd. (a) (b)	2,350	23,711
Sage Therapeutics, Inc. (a)	611	4,857
Sana Biotechnology, Inc. (a)	1,271	2,135
Sangamo Therapeutics, Inc. (a) (b)	1,531	1,004
Sarepta Therapeutics, Inc. (a)	569	36,314
Savara, Inc. (a) (b)	1,020	2,825
Scholar Rock Holding Corp. (a)	430	13,824
Soleno Therapeutics, Inc. (a)	150	10,717
SpringWorks Therapeutics, Inc. (a)	449	19,814
Spyre Therapeutics, Inc. (a)	305	4,921
Stoke Therapeutics, Inc. (a)	258	1,716
Summit Therapeutics, Inc. (a) (b)	822	15,856
Syndax Pharmaceuticals, Inc. (a)	547	6,720
Tango Therapeutics, Inc. (a)	779	1,067
Taysha Gene Therapies, Inc. (a)	1,415	1,967
Tectonic Therapeutic, Inc. (a) (b)	73	1,293
TG Therapeutics, Inc. (a) (b)	794	31,307
Tourmaline Bio, Inc. (a)	128	1,947
Travere Therapeutics, Inc. (a)	426	7,634
TScan Therapeutics, Inc. (a)	713	984
Twist Bioscience Corp. (a)	348	13,662
Tyra Biosciences, Inc. (a)	185	1,721
Ultragenyx Pharmaceutical, Inc. (a)	570	20,640
uniQure NV (a)	281	2,979
United Therapeutics Corp. (a)	264	81,383
Vanda Pharmaceuticals, Inc. (a)	610	2,800
Vaxcyte, Inc. (a)	673	25,412
Vera Therapeutics, Inc. (a)	324	7,782
Veracyte, Inc. (a)	457	13,550
Vericel Corp. (a)	295	13,163
Vertex Pharmaceuticals, Inc. (a)	1,544	748,562
Verve Therapeutics, Inc. (a)	620	2,833
Viking Therapeutics, Inc. (a) (b)	658	15,891
Vir Biotechnology, Inc. (a)	774	5,016
Viridian Therapeutics, Inc. (a)	394	5,311
Voyager Therapeutics, Inc. (a)	221	747

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	394	$4,192
XOMA Royalty Corp. (a)	100	1,993
Y-mAbs Therapeutics, Inc. (a)	276	1,223
		7,461,437
BROADLINE RETAIL — 2.0%
Amazon.com, Inc. (a)	56,349	10,720,961
Dillard's, Inc. Class A (b)	18	6,446
eBay, Inc.	2,906	196,823
Etsy, Inc. (a)	683	32,224
Groupon, Inc. (a)	213	3,998
Kohl's Corp.	653	5,342
Macy's, Inc.	1,645	20,661
Nordstrom, Inc.	570	13,936
Ollie's Bargain Outlet Holdings, Inc. (a)	367	42,704
Savers Value Village, Inc. (a) (b)	344	2,374
		11,045,469
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	680	44,445
AAON, Inc.	400	31,252
Advanced Drainage Systems, Inc.	417	45,307
Allegion PLC	533	69,535
American Woodmark Corp. (a)	93	5,471
Apogee Enterprises, Inc.	135	6,255
Armstrong World Industries, Inc.	261	36,770
AZEK Co., Inc. (a)	855	41,801
AZZ, Inc.	178	14,883
Builders FirstSource, Inc. (a)	697	87,083
Carlisle Cos., Inc.	262	89,211
Carrier Global Corp.	4,847	307,300
CSW Industrials, Inc.	99	28,860
Fortune Brands Innovations, Inc.	735	44,747
Gibraltar Industries, Inc. (a)	188	11,028
Griffon Corp.	243	17,374
Hayward Holdings, Inc. (a)	851	11,846
Insteel Industries, Inc.	128	3,366
Janus International Group, Inc. (a)	887	6,386
JELD-WEN Holding, Inc. (a)	549	3,278
Johnson Controls International PLC	3,929	314,752
Lennox International, Inc.	192	107,679
Masco Corp.	1,245	86,577
Masterbrand, Inc. (a)	776	10,135
Owens Corning	524	74,838
Quanex Building Products Corp.	296	5,503
Resideo Technologies, Inc. (a)	866	15,328
Simpson Manufacturing Co., Inc.	252	39,584
Tecnoglass, Inc. (b)	131	9,373
Trane Technologies PLC	1,327	447,093
Trex Co., Inc. (a)	616	35,790
UFP Industries, Inc.	362	38,748
Zurn Elkay Water Solutions Corp.	857	28,264
		2,119,862
CAPITAL MARKETS — 2.0%
Acadian Asset Management, Inc.	178	4,603
Security Description	Shares	Value
Affiliated Managers Group, Inc.	177	$29,741
AlTi Global, Inc. (a) (b)	754	2,292
Ameriprise Financial, Inc.	575	278,363
ARES Management Corp. Class A	1,150	168,602
Artisan Partners Asset Management, Inc. Class A	407	15,914
Bakkt Holdings, Inc. (a) (b)	56	486
Bank of New York Mellon Corp.	4,297	360,389
BGC Group, Inc. Class A	2,257	20,697
Blackrock, Inc.	868	821,545
Blackstone, Inc.	4,397	614,613
Blue Owl Capital, Inc.	3,056	61,242
Bridge Investment Group Holdings, Inc. Class A	301	2,884
Carlyle Group, Inc.	1,245	54,270
Cboe Global Markets, Inc.	639	144,599
Charles Schwab Corp.	10,182	797,047
CME Group, Inc.	2,150	570,373
Cohen & Steers, Inc.	161	12,920
Coinbase Global, Inc. Class A (a)	1,265	217,871
Diamond Hill Investment Group, Inc.	19	2,714
DigitalBridge Group, Inc.	916	8,079
Donnelley Financial Solutions, Inc. (a)	161	7,037
Evercore, Inc. Class A	204	40,743
FactSet Research Systems, Inc.	231	105,022
Federated Hermes, Inc.	467	19,040
Franklin Resources, Inc. (b)	1,831	35,247
GCM Grosvenor, Inc. Class A (b)	210	2,778
Goldman Sachs Group, Inc.	1,855	1,013,368
Hamilton Lane, Inc. Class A (b)	282	41,925
Houlihan Lokey, Inc.	318	51,357
Interactive Brokers Group, Inc. Class A	643	106,474
Intercontinental Exchange, Inc.	3,419	589,777
Invesco Ltd.	2,680	40,656
Janus Henderson Group PLC	744	26,896
Jefferies Financial Group, Inc.	938	50,249
KKR & Co., Inc.	4,066	470,070
Lazard, Inc.	673	29,141
LPL Financial Holdings, Inc.	450	147,213
MarketAxess Holdings, Inc.	225	48,679
Moelis & Co. Class A	417	24,336
Moody's Corp.	924	430,298
Morgan Stanley	7,395	862,775
Morningstar, Inc.	169	50,678
MSCI, Inc.	465	262,958
Nasdaq, Inc.	2,517	190,940
Northern Trust Corp.	1,153	113,743
Open Lending Corp. (a)	682	1,882
Oppenheimer Holdings, Inc. Class A	50	2,982
P10, Inc. Class A	283	3,325
Perella Weinberg Partners	325	5,980
Piper Sandler Cos.	93	23,032
PJT Partners, Inc. Class A	141	19,441
Raymond James Financial, Inc.	1,131	157,107

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Robinhood Markets, Inc. Class A (a)	4,302	$179,049
S&P Global, Inc.	1,873	951,671
SEI Investments Co.	556	43,162
State Street Corp. (d)	1,705	152,649
StepStone Group, Inc. Class A	372	19,430
Stifel Financial Corp.	590	55,613
StoneX Group, Inc. (a)	256	19,553
T. Rowe Price Group, Inc.	1,327	121,911
TPG, Inc.	519	24,616
Tradeweb Markets, Inc. Class A	714	106,000
Victory Capital Holdings, Inc. Class A	271	15,683
Virtu Financial, Inc. Class A	504	19,212
Virtus Investment Partners, Inc.	43	7,411
WisdomTree, Inc.	729	6,503
		10,886,856
CHEMICALS — 0.8%
AdvanSix, Inc.	191	4,326
Air Products & Chemicals, Inc.	1,328	391,654
Albemarle Corp.	698	50,270
Ashland, Inc.	290	17,194
ASP Isotopes, Inc. (a)	414	1,942
Aspen Aerogels, Inc. (a)	374	2,390
Avient Corp.	543	20,178
Axalta Coating Systems Ltd. (a)	1,300	43,121
Balchem Corp.	195	32,370
Cabot Corp.	324	26,937
Celanese Corp.	646	36,673
CF Industries Holdings, Inc.	1,068	83,464
Chemours Co.	882	11,933
Corteva, Inc.	4,158	261,663
Dow, Inc.	4,270	149,108
DuPont de Nemours, Inc.	2,520	188,194
Eastman Chemical Co.	704	62,029
Ecolab, Inc.	1,496	379,266
Ecovyst, Inc. (a)	616	3,819
Element Solutions, Inc.	1,327	30,004
Flotek Industries, Inc. (a)	156	1,300
FMC Corp.	740	31,221
Ginkgo Bioworks Holdings, Inc. (a) (b)	257	1,465
Hawkins, Inc.	115	12,181
HB Fuller Co.	320	17,958
Huntsman Corp.	973	15,364
Ingevity Corp. (a)	226	8,947
Innospec, Inc.	149	14,118
International Flavors & Fragrances, Inc.	1,566	121,537
Intrepid Potash, Inc. (a)	111	3,262
Koppers Holdings, Inc.	124	3,472
Kronos Worldwide, Inc.	266	1,990
Linde PLC	2,820	1,313,105
LSB Industries, Inc. (a)	392	2,583
LyondellBasell Industries NV Class A	1,529	107,642
Mativ Holdings, Inc.	336	2,093
Security Description	Shares	Value
Minerals Technologies, Inc.	192	$12,205
Mosaic Co.	1,903	51,400
NewMarket Corp.	46	26,057
Olin Corp.	691	16,750
Orion SA	346	4,474
Perimeter Solutions, Inc. (a)	833	8,388
PPG Industries, Inc.	1,398	152,871
PureCycle Technologies, Inc. (a) (b)	819	5,668
Quaker Chemical Corp. (b)	82	10,136
Rayonier Advanced Materials, Inc. (a)	413	2,375
RPM International, Inc.	783	90,577
Scotts Miracle-Gro Co.	255	13,997
Sensient Technologies Corp.	257	19,129
Sherwin-Williams Co.	1,379	481,533
Stepan Co.	127	6,990
Tronox Holdings PLC	704	4,956
Westlake Corp.	201	20,106
		4,382,385
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	374	17,713
ACCO Brands Corp.	725	3,038
ACV Auctions, Inc. Class A (a)	902	12,709
Brady Corp. Class A	262	18,508
BrightView Holdings, Inc. (a)	340	4,366
Brink's Co.	261	22,488
Casella Waste Systems, Inc. Class A (a)	368	41,036
CECO Environmental Corp. (a) (b)	177	4,036
Cimpress PLC (a)	91	4,116
Cintas Corp.	2,052	421,748
Clean Harbors, Inc. (a)	311	61,298
Copart, Inc. (a)	5,252	297,211
CoreCivic, Inc. (a)	658	13,351
Deluxe Corp.	255	4,031
Driven Brands Holdings, Inc. (a)	309	5,296
Ennis, Inc.	217	4,359
Enviri Corp. (a) (b)	625	4,156
GEO Group, Inc. (a)	807	23,572
Healthcare Services Group, Inc. (a)	466	4,697
HNI Corp.	284	12,595
Interface, Inc.	350	6,944
Liquidity Services, Inc. (a)	153	4,744
Matthews International Corp. Class A	199	4,426
MillerKnoll, Inc.	427	8,173
Montrose Environmental Group, Inc. (a)	235	3,351
MSA Safety, Inc.	233	34,179
OPENLANE, Inc. (a)	656	12,648
Pitney Bowes, Inc.	978	8,851
Pursuit Attractions & Hospitality, Inc. (a)	137	4,848
Quad/Graphics, Inc.	427	2,327
RB Global, Inc.	1,114	111,734
Republic Services, Inc.	1,192	288,655

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Rollins, Inc.	1,708	$92,283
Steelcase, Inc. Class A	575	6,302
Tetra Tech, Inc.	1,539	45,016
UniFirst Corp.	91	15,834
Veralto Corp.	1,482	144,421
Vestis Corp.	691	6,841
VSE Corp.	97	11,639
Waste Management, Inc.	2,153	498,441
		2,291,981
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a)	508	4,430
Applied Optoelectronics, Inc. (a)	242	3,715
Arista Networks, Inc. (a)	6,214	481,461
Calix, Inc. (a)	355	12,581
Ciena Corp. (a)	854	51,607
Cisco Systems, Inc.	23,671	1,460,737
Clearfield, Inc. (a) (b)	107	3,180
CommScope Holding Co., Inc. (a)	1,303	6,919
Digi International, Inc. (a)	223	6,206
Extreme Networks, Inc. (a)	802	10,610
F5, Inc. (a)	349	92,928
Harmonic, Inc. (a)	696	6,675
Juniper Networks, Inc.	1,915	69,304
Lumentum Holdings, Inc. (a)	404	25,185
Motorola Solutions, Inc.	995	435,621
NETGEAR, Inc. (a)	208	5,088
NetScout Systems, Inc. (a)	473	9,938
Ribbon Communications, Inc. (a)	775	3,038
Ubiquiti, Inc.	26	8,064
Viasat, Inc. (a)	643	6,700
Viavi Solutions, Inc. (a)	1,381	15,453
		2,719,440
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	773	71,680
Ameresco, Inc. Class A (a)	202	2,440
API Group Corp. (a)	1,422	50,851
Arcosa, Inc.	284	21,902
Argan, Inc.	76	9,969
Bowman Consulting Group Ltd. (a)	114	2,489
Centuri Holdings, Inc. (a)	144	2,360
Comfort Systems USA, Inc.	205	66,078
Construction Partners, Inc. Class A (a)	260	18,686
Dycom Industries, Inc. (a)	173	26,355
EMCOR Group, Inc.	287	106,084
Everus Construction Group, Inc. (a)	302	11,201
Fluor Corp. (a)	1,012	36,250
Granite Construction, Inc.	254	19,152
Great Lakes Dredge & Dock Corp. (a)	453	3,941
IES Holdings, Inc. (a)	50	8,255
Limbach Holdings, Inc. (a)	61	4,543
MasTec, Inc. (a)	363	42,366
Matrix Service Co. (a)	231	2,871
MYR Group, Inc. (a)	98	11,083
Security Description	Shares	Value
Northwest Pipe Co. (a)	67	$2,767
Orion Group Holdings, Inc. (a)	350	1,830
Primoris Services Corp.	316	18,141
Quanta Services, Inc.	899	228,508
Sterling Infrastructure, Inc. (a)	181	20,491
Tutor Perini Corp. (a)	265	6,143
Valmont Industries, Inc.	113	32,247
WillScot Holdings Corp.	1,055	29,329
		858,012
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	4,050	356,278
Eagle Materials, Inc.	190	42,166
Knife River Corp. (a)	337	30,401
Martin Marietta Materials, Inc.	360	172,127
U.S. Lime & Minerals, Inc.	65	5,745
Vulcan Materials Co.	803	187,340
		794,057
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,605	58,534
American Express Co.	3,307	889,748
Bread Financial Holdings, Inc.	292	14,624
Capital One Financial Corp.	2,296	411,673
Credit Acceptance Corp. (a)	38	19,621
Dave, Inc. (a)	44	3,637
Discover Financial Services	1,525	260,318
Encore Capital Group, Inc. (a)	160	5,485
Enova International, Inc. (a)	157	15,160
EZCORP, Inc. Class A (a)	342	5,034
FirstCash Holdings, Inc.	235	28,275
Green Dot Corp. Class A (a)	416	3,511
LendingClub Corp. (a)	675	6,966
LendingTree, Inc. (a)	70	3,519
Moneylion, Inc. (a)	38	3,288
Navient Corp.	325	4,105
Nelnet, Inc. Class A	112	12,424
NerdWallet, Inc. Class A (a)	246	2,226
OneMain Holdings, Inc.	716	34,998
PRA Group, Inc. (a)	251	5,176
PROG Holdings, Inc.	255	6,783
Regional Management Corp.	100	3,011
SLM Corp.	1,282	37,652
SoFi Technologies, Inc. (a)	6,845	79,607
Synchrony Financial	2,337	123,721
Upstart Holdings, Inc. (a)	460	21,174
World Acceptance Corp. (a)	26	3,290
		2,063,560
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Albertsons Cos., Inc. Class A	2,383	52,402
Andersons, Inc.	193	8,285
BJ's Wholesale Club Holdings, Inc. (a)	814	92,877
Casey's General Stores, Inc.	230	99,829
Chefs' Warehouse, Inc. (a)	210	11,437
Costco Wholesale Corp.	2,649	2,505,371

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	1,305	$114,749
Dollar Tree, Inc. (a)	1,202	90,234
Grocery Outlet Holding Corp. (a)	594	8,304
Ingles Markets, Inc. Class A	91	5,927
Kroger Co.	4,015	271,775
Maplebear, Inc. (a)	930	37,098
Natural Grocers by Vitamin Cottage, Inc.	87	3,497
Performance Food Group Co. (a)	944	74,227
PriceSmart, Inc.	150	13,177
SpartanNash Co.	268	5,430
Sprouts Farmers Market, Inc. (a)	615	93,874
Sysco Corp.	2,920	219,117
Target Corp.	2,758	287,825
U.S. Foods Holding Corp. (a)	1,341	87,782
United Natural Foods, Inc. (a)	368	10,080
Weis Markets, Inc.	120	9,246
Walgreens Boots Alliance, Inc.	4,330	48,366
Walmart, Inc.	25,919	2,275,429
		6,426,338
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	8,775	85,118
AptarGroup, Inc.	407	60,391
Avery Dennison Corp.	485	86,315
Ball Corp.	1,825	95,028
Berry Global Group, Inc.	667	46,563
Crown Holdings, Inc.	685	61,143
Graphic Packaging Holding Co.	1,844	47,870
Greif, Inc. Class A	183	10,063
International Paper Co.	3,167	168,959
Myers Industries, Inc.	275	3,281
O-I Glass, Inc. (a)	943	10,816
Packaging Corp. of America	537	106,337
Pactiv Evergreen, Inc.	270	4,863
Ranpak Holdings Corp. (a)	438	2,374
Sealed Air Corp.	854	24,681
Silgan Holdings, Inc.	483	24,691
Smurfit WestRock PLC	3,012	135,721
Sonoco Products Co.	576	27,210
TriMas Corp.	228	5,342
		1,006,766
DISTRIBUTORS — 0.0% (e)
A-Mark Precious Metals, Inc.	138	3,501
Genuine Parts Co.	846	100,792
GigaCloud Technology, Inc. Class A (a)	205	2,911
LKQ Corp.	1,535	65,299
Pool Corp.	220	70,037
Weyco Group, Inc.	85	2,591
		245,131
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,579	20,993
Adtalem Global Education, Inc. (a)	222	22,342
American Public Education, Inc. (a)	157	3,504
Security Description	Shares	Value
Bright Horizons Family Solutions, Inc. (a)	347	$44,083
Carriage Services, Inc.	81	3,139
Coursera, Inc. (a)	790	5,261
Duolingo, Inc. (a)	222	68,940
Frontdoor, Inc. (a)	452	17,366
Graham Holdings Co. Class B	21	20,178
Grand Canyon Education, Inc. (a)	171	29,587
H&R Block, Inc.	784	43,050
KinderCare Learning Cos., Inc. (a)	228	2,643
Laureate Education, Inc. (a)	812	16,605
Lincoln Educational Services Corp. (a)	213	3,380
Mister Car Wash, Inc. (a)	596	4,703
OneSpaWorld Holdings Ltd.	646	10,846
Perdoceo Education Corp.	369	9,291
Service Corp. International	835	66,967
Strategic Education, Inc.	142	11,922
Stride, Inc. (a)	250	31,625
Udemy, Inc. (a)	612	4,749
Universal Technical Institute, Inc. (a)	274	7,036
WW International, Inc. (a)	1,042	545
		448,755
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	441	7,599
American Assets Trust, Inc. REIT	303	6,102
Armada Hoffler Properties, Inc. REIT	268	2,013
Broadstone Net Lease, Inc. REIT	1,124	19,153
CTO Realty Growth, Inc. REIT (b)	153	2,954
Empire State Realty Trust, Inc. Class A REIT	812	6,350
Essential Properties Realty Trust, Inc. REIT	1,152	37,601
Gladstone Commercial Corp. REIT	246	3,685
Global Net Lease, Inc. REIT	1,294	10,404
One Liberty Properties, Inc. REIT	127	3,336
WP Carey, Inc. REIT	1,330	83,936
		183,133
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a)	123	4,502
AST SpaceMobile, Inc. (a)	904	20,557
AT&T, Inc.	42,914	1,213,608
Bandwidth, Inc. Class A (a)	167	2,188
Cogent Communications Holdings, Inc.	255	15,634
Frontier Communications Parent, Inc. (a)	1,272	45,614
Globalstar, Inc. (a) (b)	305	6,362
IDT Corp. Class B	122	6,260
Iridium Communications, Inc.	710	19,397
Liberty Global Ltd. Class A (a)	1,963	22,594
Liberty Global Ltd. Class B (a)	2	23
Liberty Global Ltd. Class C (a)	248	2,968

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Liberty Latin America Ltd. Class A (a)	461	$2,918
Liberty Latin America Ltd. Class C (a) (b)	652	4,049
Lumen Technologies, Inc. (a)	6,040	23,677
Shenandoah Telecommunications Co.	347	4,362
Sunrise Communications AG Class B ADR (a)	410	1,681
Verizon Communications, Inc.	25,079	1,137,583
		2,533,977
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	239	15,702
Alliant Energy Corp.	1,556	100,129
American Electric Power Co., Inc.	3,181	347,588
Constellation Energy Corp.	1,878	378,661
Duke Energy Corp.	4,614	562,770
Edison International	2,349	138,403
Entergy Corp.	2,592	221,590
Evergy, Inc.	1,341	92,462
Eversource Energy	2,161	134,220
Exelon Corp.	6,035	278,093
FirstEnergy Corp.	3,082	124,574
Genie Energy Ltd. Class B	192	2,890
Hawaiian Electric Industries, Inc. (a)	1,028	11,257
IDACORP, Inc.	319	37,074
MGE Energy, Inc.	220	20,451
NextEra Energy, Inc.	12,320	873,365
NRG Energy, Inc.	1,231	117,511
OGE Energy Corp.	1,226	56,347
Oklo, Inc. (a)	431	9,322
Otter Tail Corp.	249	20,012
PG&E Corp.	13,169	226,243
Pinnacle West Capital Corp.	687	65,437
Portland General Electric Co.	598	26,671
PPL Corp.	4,339	156,681
Southern Co.	6,549	602,181
TXNM Energy, Inc.	528	28,237
Xcel Energy, Inc.	3,427	242,597
		4,890,468
ELECTRICAL EQUIPMENT — 0.5%
Acuity, Inc.	176	46,350
Allient, Inc.	120	2,638
American Superconductor Corp. (a)	231	4,190
AMETEK, Inc.	1,380	237,553
Array Technologies, Inc. (a)	891	4,339
Atkore, Inc.	210	12,598
Bloom Energy Corp. Class A (a)	1,179	23,179
ChargePoint Holdings, Inc. (a) (b)	2,655	1,606
Eaton Corp. PLC	2,359	641,247
Emerson Electric Co.	3,378	370,364
EnerSys	243	22,254
Enovix Corp. (a) (b)	914	6,709
Eos Energy Enterprises, Inc. (a)	1,316	4,974
Fluence Energy, Inc. (a) (b)	377	1,828
Security Description	Shares	Value
GE Vernova, Inc.	1,658	$506,154
Generac Holdings, Inc. (a)	344	43,568
GrafTech International Ltd. (a)	1,395	1,220
Hubbell, Inc.	325	107,546
Hyliion Holdings Corp. (a)	965	1,351
KULR Technology Group, Inc. (a)	1,213	1,601
LSI Industries, Inc.	181	3,077
Net Power, Inc. (a)	249	655
NEXTracker, Inc. Class A (a)	850	35,819
NuScale Power Corp. (a)	587	8,312
nVent Electric PLC	947	49,642
Plug Power, Inc. (a) (b)	4,971	6,711
Powell Industries, Inc. (b)	56	9,538
Preformed Line Products Co.	24	3,362
Regal Rexnord Corp.	396	45,085
Rockwell Automation, Inc.	682	176,215
Sensata Technologies Holding PLC	907	22,013
Shoals Technologies Group, Inc. Class A (a)	1,031	3,423
Stem, Inc. (a) (b)	1,275	447
Sunrun, Inc. (a)	1,346	7,888
Thermon Group Holdings, Inc. (a)	220	6,127
Vertiv Holdings Co. Class A	2,306	166,493
Vicor Corp. (a)	143	6,689
		2,592,765
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Advanced Energy Industries, Inc.	223	21,254
Amphenol Corp. Class A	7,262	476,315
Arlo Technologies, Inc. (a)	604	5,961
Arrow Electronics, Inc. (a)	316	32,810
Avnet, Inc.	513	24,670
Badger Meter, Inc.	176	33,484
Bel Fuse, Inc. Class A	40	2,882
Bel Fuse, Inc. Class B	28	2,096
Belden, Inc.	243	24,361
Benchmark Electronics, Inc.	220	8,367
CDW Corp.	804	128,849
Climb Global Solutions, Inc.	24	2,658
Cognex Corp.	1,019	30,397
Coherent Corp. (a)	907	58,901
Corning, Inc.	4,672	213,884
Crane NXT Co. (b)	296	15,214
CTS Corp.	187	7,770
Daktronics, Inc. (a)	242	2,948
ePlus, Inc. (a)	158	9,643
Evolv Technologies Holdings, Inc. (a) (b)	595	1,856
Fabrinet (a)	213	42,070
FARO Technologies, Inc. (a)	121	3,303
Flex Ltd. (a)	2,255	74,595
Insight Enterprises, Inc. (a)	152	22,799
IPG Photonics Corp. (a)	169	10,671
Itron, Inc. (a)	265	27,761
Jabil, Inc.	657	89,398
Keysight Technologies, Inc. (a)	1,055	158,007

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kimball Electronics, Inc. (a)	185	$3,043
Knowles Corp. (a)	529	8,041
Lightwave Logic, Inc. (a) (b)	1,017	1,042
Littelfuse, Inc.	150	29,511
Methode Electronics, Inc.	324	2,067
Mirion Technologies, Inc. (a)	1,127	16,342
Napco Security Technologies, Inc.	218	5,018
nLight, Inc. (a)	322	2,502
Novanta, Inc. (a)	215	27,492
OSI Systems, Inc. (a)	94	18,268
Ouster, Inc. (a)	333	2,990
PAR Technology Corp. (a)	218	13,372
PC Connection, Inc.	78	4,869
Plexus Corp. (a)	164	21,013
Powerfleet, Inc. NJ (a)	593	3,256
Red Cat Holdings, Inc. (a) (b)	328	1,929
Rogers Corp. (a)	104	7,023
Sanmina Corp. (a)	323	24,606
ScanSource, Inc. (a)	134	4,557
SmartRent, Inc. (a)	2,027	2,453
TD SYNNEX Corp.	444	46,158
TE Connectivity PLC	1,796	253,811
Teledyne Technologies, Inc. (a)	284	141,350
Trimble, Inc. (a)	1,474	96,768
TTM Technologies, Inc. (a)	608	12,470
Vishay Intertechnology, Inc.	671	10,669
Vishay Precision Group, Inc. (a)	142	3,421
Vontier Corp.	855	28,087
Vuzix Corp. (a)	400	816
Zebra Technologies Corp. Class A (a)	313	88,441
		2,414,309
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	1,007	26,424
Aris Water Solutions, Inc. Class A	159	5,094
Atlas Energy Solutions, Inc. (b)	371	6,619
Baker Hughes Co.	5,970	262,382
Bristow Group, Inc. (a)	153	4,832
Cactus, Inc. Class A	400	18,332
ChampionX Corp.	1,124	33,495
Core Laboratories, Inc.	310	4,647
Expro Group Holdings NV (a)	656	6,521
Flowco Holdings, Inc. Class A (a)	181	4,643
Forum Energy Technologies, Inc. (a)	271	5,450
Halliburton Co.	5,082	128,930
Helix Energy Solutions Group, Inc. (a)	857	7,122
Helmerich & Payne, Inc.	591	15,437
Innovex International, Inc. (a)	238	4,274
Kodiak Gas Services, Inc.	197	7,348
Liberty Energy, Inc.	976	15,450
Nabors Industries Ltd. (a) (b)	59	2,461
Natural Gas Services Group, Inc. (a)	117	2,570
Noble Corp. PLC	798	18,913
NOV, Inc.	2,137	32,525
NPK International, Inc. (a)	591	3,434
Security Description	Shares	Value
Oceaneering International, Inc. (a)	610	$13,304
Oil States International, Inc. (a)	563	2,899
Patterson-UTI Energy, Inc.	2,206	18,133
ProPetro Holding Corp. (a)	552	4,057
Ranger Energy Services, Inc. Class A	190	2,696
RPC, Inc.	549	3,020
Schlumberger NV	8,404	351,287
Select Water Solutions, Inc.	572	6,006
Solaris Energy Infrastructure, Inc.	184	4,004
TechnipFMC PLC	2,613	82,806
TETRA Technologies, Inc. (a)	815	2,738
Tidewater, Inc. (a) (b)	283	11,962
Transocean Ltd. (a) (b)	4,741	15,029
Valaris Ltd. (a) (b)	377	14,801
Weatherford International PLC	429	22,973
		1,172,618
ENTERTAINMENT — 0.9%
AMC Entertainment Holdings, Inc. Class A (a)	2,178	6,251
Atlanta Braves Holdings, Inc. Class A (a) (b)	91	3,992
Atlanta Braves Holdings, Inc. Class C (a)	202	8,082
Cinemark Holdings, Inc.	638	15,880
Electronic Arts, Inc.	1,418	204,929
Eventbrite, Inc. Class A (a)	850	1,794
Liberty Media Corp.-Liberty Formula One Class A (a)	140	11,406
Liberty Media Corp.-Liberty Formula One Class C (a)	1,369	123,224
Liberty Media Corp.-Liberty Live Class A (a)	206	13,851
Liberty Media Corp.-Liberty Live Class C (a)	191	13,015
Lions Gate Entertainment Corp. Class B (a)	1,265	10,019
Lionsgate Studios Corp. (a)	439	3,279
Live Nation Entertainment, Inc. (a)	932	121,701
Madison Square Garden Entertainment Corp. (a)	238	7,792
Madison Square Garden Sports Corp. (a)	99	19,277
Marcus Corp.	166	2,771
Netflix, Inc. (a)	2,555	2,382,614
Playtika Holding Corp.	373	1,928
Reading International, Inc. Class A (a)	1,858	2,583
Reservoir Media, Inc. (a)	341	2,602
ROBLOX Corp. Class A (a)	3,290	191,774
Roku, Inc. (a)	753	53,041
Sphere Entertainment Co. (a)	166	5,432
Take-Two Interactive Software, Inc. (a)	997	206,628
TKO Group Holdings, Inc.	395	60,360
Vivid Seats, Inc. Class A (a) (b)	824	2,439

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	10,779	$1,063,887
Warner Bros Discovery, Inc. (a)	13,756	147,602
Warner Music Group Corp. Class A	829	25,989
		4,714,142
FINANCIAL SERVICES — 2.8%
Affirm Holdings, Inc. (a)	1,475	66,655
Alerus Financial Corp.	171	3,157
Apollo Global Management, Inc.	2,700	369,738
AvidXchange Holdings, Inc. (a)	1,132	9,599
Berkshire Hathaway, Inc. Class B (a)	10,933	5,822,697
Block, Inc. (a)	3,399	184,668
Cannae Holdings, Inc.	398	7,295
Cantaloupe, Inc. (a)	379	2,983
Cass Information Systems, Inc.	88	3,806
Corebridge Financial, Inc.	1,532	48,365
Corpay, Inc. (a)	432	150,647
Enact Holdings, Inc.	356	12,371
Equitable Holdings, Inc.	1,827	95,168
Essent Group Ltd.	630	36,364
Euronet Worldwide, Inc. (a)	249	26,606
EVERTEC, Inc.	393	14,451
Federal Agricultural Mortgage Corp. Class A	48	6,864
Federal Agricultural Mortgage Corp. Class C	26	4,875
Fidelity National Information Services, Inc.	3,142	234,645
Fiserv, Inc. (a)	3,421	755,459
Flywire Corp. (a)	673	6,393
Global Payments, Inc.	1,481	145,020
HA Sustainable Infrastructure Capital, Inc. (b)	693	20,263
I3 Verticals, Inc. Class A (a)	153	3,774
International Money Express, Inc. (a)	194	2,448
Jack Henry & Associates, Inc.	433	79,066
Jackson Financial, Inc. Class A	449	37,617
Marqeta, Inc. Class A (a)	2,507	10,329
Mastercard, Inc. Class A	4,833	2,649,064
Merchants Bancorp	166	6,142
MGIC Investment Corp.	1,461	36,204
Mr. Cooper Group, Inc. (a)	382	45,687
NCR Atleos Corp. (a)	445	11,739
NewtekOne, Inc.	216	2,583
NMI Holdings, Inc. (a)	471	16,980
Paymentus Holdings, Inc. Class A (a) (b)	112	2,923
Payoneer Global, Inc. (a)	1,498	10,950
PayPal Holdings, Inc. (a)	5,958	388,759
PennyMac Financial Services, Inc.	188	18,821
Radian Group, Inc.	895	29,598
Remitly Global, Inc. (a)	887	18,450
Repay Holdings Corp. (a)	497	2,768
Rocket Cos., Inc. Class A	777	9,378
Sezzle, Inc. (a) (b)	90	3,140
Security Description	Shares	Value
Shift4 Payments, Inc. Class A (a)	430	$35,135
Toast, Inc. Class A (a)	2,582	85,645
UWM Holdings Corp.	697	3,806
Visa, Inc. Class A	10,269	3,598,874
Voya Financial, Inc.	554	37,539
Walker & Dunlop, Inc.	191	16,304
Waterstone Financial, Inc.	197	2,650
Western Union Co.	1,941	20,536
WEX, Inc. (a)	228	35,801
		15,250,799
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	2,902	139,325
B&G Foods, Inc. (b)	525	3,607
Beyond Meat, Inc. (a) (b)	615	1,876
Bunge Global SA	807	61,671
Calavo Growers, Inc.	111	2,663
Cal-Maine Foods, Inc.	238	21,634
Campbell's Co. (b)	1,180	47,106
Conagra Brands, Inc.	2,920	77,876
Darling Ingredients, Inc. (a)	943	29,459
Flowers Foods, Inc.	1,163	22,109
Fresh Del Monte Produce, Inc.	232	7,153
Freshpet, Inc. (a)	286	23,787
General Mills, Inc.	3,345	199,998
Hain Celestial Group, Inc. (a)	623	2,585
Hershey Co.	901	154,098
Hormel Foods Corp.	1,734	53,650
Ingredion, Inc.	396	53,543
J&J Snack Foods Corp.	92	12,118
J.M. Smucker Co.	629	74,480
John B Sanfilippo & Son, Inc.	60	4,252
Kellanova	1,487	122,663
Kraft Heinz Co.	5,138	156,349
Lamb Weston Holdings, Inc.	817	43,546
Lancaster Colony Corp.	114	19,950
Limoneira Co.	113	2,002
Mama's Creations, Inc. (a) (b)	360	2,344
McCormick & Co., Inc.	1,552	127,745
Mission Produce, Inc. (a)	279	2,924
Mondelez International, Inc. Class A	7,744	525,430
Pilgrim's Pride Corp. (a) (b)	250	13,627
Post Holdings, Inc. (a)	273	31,766
Seaboard Corp.	1	2,697
Seneca Foods Corp. Class B (a)	38	3,450
Simply Good Foods Co. (a)	546	18,831
SunOpta, Inc. (a) (b)	586	2,848
Tootsie Roll Industries, Inc.	113	3,567
TreeHouse Foods, Inc. (a)	284	7,694
Tyson Foods, Inc. Class A	1,683	107,392
Utz Brands, Inc.	463	6,519
Vital Farms, Inc. (a) (b)	181	5,515
Westrock Coffee Co. (a) (b)	441	3,184
WK Kellogg Co. (b)	401	7,992
		2,211,025

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.1%
Atmos Energy Corp.	949	$146,697
Chesapeake Utilities Corp.	137	17,595
MDU Resources Group, Inc.	1,190	20,123
National Fuel Gas Co.	539	42,683
New Jersey Resources Corp.	579	28,406
Northwest Natural Holding Co.	246	10,509
ONE Gas, Inc.	325	24,567
Southwest Gas Holdings, Inc.	364	26,135
Spire, Inc.	340	26,605
UGI Corp.	1,261	41,701
		385,021
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	137	9,670
Avis Budget Group, Inc. (a) (b)	100	7,590
Covenant Logistics Group, Inc.	104	2,309
CSX Corp.	11,505	338,592
FTAI Infrastructure, Inc. (b)	655	2,967
Heartland Express, Inc.	305	2,812
Hertz Global Holdings, Inc. (a) (b)	817	3,219
JB Hunt Transport Services, Inc.	484	71,608
Knight-Swift Transportation Holdings, Inc.	965	41,968
Landstar System, Inc.	208	31,242
Lyft, Inc. Class A (a)	2,133	25,319
Marten Transport Ltd.	368	5,049
Norfolk Southern Corp.	1,364	323,063
Old Dominion Freight Line, Inc.	1,142	188,944
RXO, Inc. (a)	824	15,738
Ryder System, Inc.	240	34,514
Saia, Inc. (a)	154	53,812
Schneider National, Inc. Class B (b)	294	6,718
Uber Technologies, Inc. (a)	12,499	910,677
U-Haul Holding Co.	673	39,828
Union Pacific Corp.	3,594	849,047
Universal Logistics Holdings, Inc. (b)	63	1,653
Werner Enterprises, Inc.	364	10,665
XPO, Inc. (a)	721	77,565
		3,054,569
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	10,352	1,373,193
Align Technology, Inc. (a)	406	64,497
Alphatec Holdings, Inc. (a)	663	6,723
AngioDynamics, Inc. (a)	446	4,188
Artivion, Inc. (a)	235	5,776
AtriCure, Inc. (a)	296	9,549
Avanos Medical, Inc. (a)	294	4,213
Axogen, Inc. (a)	275	5,087
Baxter International, Inc.	3,036	103,922
Becton Dickinson & Co.	1,709	391,463
Bioventus, Inc. Class A (a)	266	2,434
Boston Scientific Corp. (a)	8,778	885,525
Butterfly Network, Inc. (a)	1,008	2,298
Cerus Corp. (a)	1,786	2,483
ClearPoint Neuro, Inc. (a)	146	1,736
Security Description	Shares	Value
CONMED Corp.	185	$11,172
Cooper Cos., Inc. (a)	1,215	102,485
Delcath Systems, Inc. (a)	136	1,731
Dentsply Sirona, Inc.	1,223	18,272
Dexcom, Inc. (a)	2,367	161,642
Edwards Lifesciences Corp. (a)	3,546	257,014
Embecta Corp.	359	4,577
Enovis Corp. (a)	336	12,839
Envista Holdings Corp. (a)	1,060	18,296
GE HealthCare Technologies, Inc.	2,747	221,710
Glaukos Corp. (a)	326	32,085
Globus Medical, Inc. Class A (a)	668	48,898
Haemonetics Corp. (a)	303	19,256
Hologic, Inc. (a)	1,353	83,575
ICU Medical, Inc. (a)	145	20,135
IDEXX Laboratories, Inc. (a)	492	206,615
Inspire Medical Systems, Inc. (a)	177	28,193
Insulet Corp. (a)	423	111,084
Integer Holdings Corp. (a)	199	23,484
Integra LifeSciences Holdings Corp. (a)	406	8,928
Intuitive Surgical, Inc. (a)	2,133	1,056,411
iRadimed Corp.	59	3,096
iRhythm Technologies, Inc. (a)	188	19,680
Lantheus Holdings, Inc. (a)	412	40,211
LeMaitre Vascular, Inc.	122	10,236
LivaNova PLC (a)	324	12,727
Masimo Corp. (a)	263	43,816
Medtronic PLC	7,648	687,249
Merit Medical Systems, Inc. (a)	346	36,576
Neogen Corp. (a)	1,188	10,300
Novocure Ltd. (a)	593	10,567
Omnicell, Inc. (a)	282	9,859
OraSure Technologies, Inc. (a)	777	2,618
Orthofix Medical, Inc. (a)	265	4,322
OrthoPediatrics Corp. (a)	123	3,029
Paragon 28, Inc. (a) (b)	286	3,735
Penumbra, Inc. (a)	232	62,039
PROCEPT BioRobotics Corp. (a)	307	17,886
Pulmonx Corp. (a)	500	3,365
Pulse Biosciences, Inc. (a) (b)	176	2,832
QuidelOrtho Corp. (a)	363	12,694
ResMed, Inc.	887	198,555
RxSight, Inc. (a)	205	5,176
Semler Scientific, Inc. (a)	33	1,195
Senseonics Holdings, Inc. (a)	5,007	3,285
SI-BONE, Inc. (a)	259	3,634
Solventum Corp. (a)	825	62,733
STAAR Surgical Co. (a)	297	5,236
STERIS PLC	595	134,857
Stryker Corp.	2,051	763,485
Surmodics, Inc. (a)	77	2,351
Tactile Systems Technology, Inc. (a)	190	2,512
Tandem Diabetes Care, Inc. (a)	394	7,549
Teleflex, Inc.	268	37,035
TransMedics Group, Inc. (a) (b)	198	13,321

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Treace Medical Concepts, Inc. (a)	387	$3,247
UFP Technologies, Inc. (a)	43	8,673
Varex Imaging Corp. (a)	253	2,935
Zimmer Biomet Holdings, Inc.	1,205	136,382
Zimvie, Inc. (a)	228	2,462
		7,702,949
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Acadia Healthcare Co., Inc. (a)	553	16,767
Accolade, Inc. (a)	860	6,003
AdaptHealth Corp. (a)	647	7,014
Addus HomeCare Corp. (a)	106	10,482
agilon health, Inc. (a)	1,693	7,331
Alignment Healthcare, Inc. (a)	625	11,638
Amedisys, Inc. (a)	189	17,507
AMN Healthcare Services, Inc. (a)	227	5,552
Astrana Health, Inc. (a)	245	7,597
Aveanna Healthcare Holdings, Inc. (a)	517	2,802
BrightSpring Health Services, Inc. (a)	320	5,789
Brookdale Senior Living, Inc. (a)	1,271	7,956
Cardinal Health, Inc.	1,422	195,909
Castle Biosciences, Inc. (a)	171	3,423
Cencora, Inc.	1,005	279,480
Centene Corp. (a)	2,943	178,670
Chemed Corp.	88	54,148
Cigna Group	1,647	541,863
Clover Health Investments Corp. (a)	2,442	8,767
Community Health Systems, Inc. (a)	787	2,125
Concentra Group Holdings Parent, Inc.	645	13,997
CorVel Corp. (a)	162	18,139
Cross Country Healthcare, Inc. (a)	178	2,650
CVS Health Corp.	7,569	512,800
DaVita, Inc. (a)	260	39,772
DocGo, Inc. (a)	746	1,969
Elevance Health, Inc.	1,394	606,334
Encompass Health Corp.	620	62,794
Enhabit, Inc. (a)	413	3,630
Ensign Group, Inc.	335	43,349
Fulgent Genetics, Inc. (a)	185	3,127
GeneDx Holdings Corp. (a)	119	10,539
Guardant Health, Inc. (a)	737	31,396
HCA Healthcare, Inc.	1,075	371,466
HealthEquity, Inc. (a)	517	45,687
Henry Schein, Inc. (a)	718	49,176
Hims & Hers Health, Inc. (a) (b)	1,100	32,505
Humana, Inc.	728	192,629
Labcorp Holdings, Inc.	487	113,344
LifeStance Health Group, Inc. (a)	807	5,375
McKesson Corp.	745	501,378
Molina Healthcare, Inc. (a)	334	110,016
National HealthCare Corp.	74	6,867
National Research Corp.	159	2,035
NeoGenomics, Inc. (a)	770	7,307
OPKO Health, Inc. (a) (b)	2,280	3,785
Security Description	Shares	Value
Option Care Health, Inc. (a)	1,015	$35,474
Owens & Minor, Inc. (a)	451	4,073
PACS Group, Inc. (a)	275	3,091
Patterson Cos., Inc.	465	14,527
Pediatrix Medical Group, Inc. (a)	527	7,636
Pennant Group, Inc. (a)	185	4,653
Premier, Inc. Class A	608	11,722
Privia Health Group, Inc. (a)	604	13,560
Progyny, Inc. (a)	469	10,478
Quest Diagnostics, Inc.	669	113,195
RadNet, Inc. (a)	385	19,142
Select Medical Holdings Corp.	616	10,287
Surgery Partners, Inc. (a)	454	10,783
Talkspace, Inc. (a)	971	2,486
Tenet Healthcare Corp. (a)	580	78,010
U.S. Physical Therapy, Inc.	89	6,440
UnitedHealth Group, Inc.	5,501	2,881,149
Universal Health Services, Inc. Class B	340	63,886
Viemed Healthcare, Inc. (a)	348	2,533
		7,456,014
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	917	84,832
American Healthcare REIT, Inc.	892	27,028
CareTrust REIT, Inc.	1,093	31,238
Community Healthcare Trust, Inc. REIT	162	2,942
Diversified Healthcare Trust REIT	1,622	3,893
Global Medical REIT, Inc.	405	3,544
Healthcare Realty Trust, Inc. REIT	2,187	36,960
Healthpeak Properties, Inc. REIT	4,262	86,178
LTC Properties, Inc. REIT	269	9,536
Medical Properties Trust, Inc. REIT	3,649	22,003
National Health Investors, Inc. REIT	262	19,351
Omega Healthcare Investors, Inc. REIT	1,667	63,479
Sabra Health Care REIT, Inc.	1,412	24,668
Sila Realty Trust, Inc. REIT	343	9,162
Universal Health Realty Income Trust REIT	91	3,727
Ventas, Inc. REIT	2,617	179,945
Welltower, Inc. REIT	3,645	558,450
		1,166,936
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	699	6,920
Definitive Healthcare Corp. (a)	718	2,075
Doximity, Inc. Class A (a)	779	45,205
Evolent Health, Inc. Class A (a)	654	6,193
GoodRx Holdings, Inc. Class A (a)	708	3,122
Health Catalyst, Inc. (a)	408	1,848
HealthStream, Inc.	146	4,698
Phreesia, Inc. (a)	341	8,716
Schrodinger, Inc. (a)	351	6,929
Simulations Plus, Inc.	109	2,673

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Teladoc Health, Inc. (a)	1,085	$8,637
Veeva Systems, Inc. Class A (a)	907	210,089
Waystar Holding Corp. (a)	509	19,016
		326,121
HOTEL & RESORT REITs — 0.0% (e)
Apple Hospitality REIT, Inc.	1,296	16,732
Chatham Lodging Trust REIT	345	2,460
DiamondRock Hospitality Co. REIT	1,218	9,403
Host Hotels & Resorts, Inc. REIT	4,263	60,577
Park Hotels & Resorts, Inc. REIT	1,193	12,741
Pebblebrook Hotel Trust REIT	714	7,233
RLJ Lodging Trust REIT	879	6,935
Ryman Hospitality Properties, Inc. REIT (b)	334	30,541
Service Properties Trust REIT	592	1,545
Summit Hotel Properties, Inc. REIT	727	3,933
Sunstone Hotel Investors, Inc. REIT	1,147	10,793
Xenia Hotels & Resorts, Inc. REIT	599	7,044
		169,937
HOTELS, RESTAURANTS & LEISURE — 1.3%
Accel Entertainment, Inc. (a)	344	3,413
Airbnb, Inc. Class A (a)	2,602	310,835
Aramark	1,566	54,058
Biglari Holdings, Inc. Class B (a)	6	1,299
BJ's Restaurants, Inc. (a)	136	4,659
Bloomin' Brands, Inc.	481	3,449
Booking Holdings, Inc.	197	907,561
Boyd Gaming Corp.	374	24,620
Brinker International, Inc. (a)	265	39,498
Caesars Entertainment, Inc. (a)	1,218	30,450
Carnival Corp. (a)	6,305	123,137
Cava Group, Inc. (a)	478	41,304
Cheesecake Factory, Inc. (b)	275	13,382
Chipotle Mexican Grill, Inc. (a)	8,120	407,705
Choice Hotels International, Inc.	136	18,058
Churchill Downs, Inc.	454	50,426
Cracker Barrel Old Country Store, Inc. (b)	133	5,163
Darden Restaurants, Inc.	708	147,094
Dave & Buster's Entertainment, Inc. (a) (b)	189	3,321
Denny's Corp. (a) (b)	479	1,758
Dine Brands Global, Inc. (b)	93	2,164
Domino's Pizza, Inc.	209	96,025
DoorDash, Inc. Class A (a)	2,037	372,303
DraftKings, Inc. Class A (a)	2,989	99,265
Dutch Bros, Inc. Class A (a)	677	41,798
El Pollo Loco Holdings, Inc. (a)	76	783
Everi Holdings, Inc. (a)	370	5,058
Expedia Group, Inc.	739	124,226
First Watch Restaurant Group, Inc. (a) (b)	254	4,229
Flutter Entertainment PLC (a)	1,074	237,945
Global Business Travel Group I (a)	466	3,383
Golden Entertainment, Inc.	134	3,536
Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a) (b)	383	$14,328
Hilton Worldwide Holdings, Inc.	1,427	324,714
Hyatt Hotels Corp. Class A	270	33,075
Inspired Entertainment, Inc. (a)	292	2,494
Jack in the Box, Inc. (b)	123	3,344
Krispy Kreme, Inc.	541	2,662
Kura Sushi USA, Inc. Class A (a)	35	1,792
Las Vegas Sands Corp.	2,025	78,226
Life Time Group Holdings, Inc. (a)	716	21,623
Light & Wonder, Inc. (a)	547	47,376
Lindblad Expeditions Holdings, Inc. (a)	232	2,151
Lucky Strike Entertainment Corp. Class A (b)	261	2,547
Marriott International, Inc. Class A	1,364	324,905
Marriott Vacations Worldwide Corp.	192	12,334
McDonald's Corp.	4,270	1,333,820
MGM Resorts International (a)	1,302	38,591
Monarch Casino & Resort, Inc.	74	5,754
Nathan's Famous, Inc.	35	3,373
Norwegian Cruise Line Holdings Ltd. (a)	2,521	47,798
Papa John's International, Inc.	194	7,970
Penn Entertainment, Inc. (a)	899	14,663
Planet Fitness, Inc. Class A (a)	481	46,469
Playa Hotels & Resorts NV (a)	503	6,705
PlayAGS, Inc. (a)	330	3,996
Portillo's, Inc. Class A (a) (b)	412	4,899
RCI Hospitality Holdings, Inc.	61	2,619
Red Rock Resorts, Inc. Class A	293	12,707
Royal Caribbean Cruises Ltd.	1,485	305,078
Rush Street Interactive, Inc. (a)	463	4,963
Sabre Corp. (a)	2,357	6,623
Serve Robotics, Inc. (a) (b)	118	679
Shake Shack, Inc. Class A (a)	237	20,896
Six Flags Entertainment Corp.	557	19,868
Starbucks Corp.	6,779	664,952
Sweetgreen, Inc. Class A (a)	602	15,062
Target Hospitality Corp. (a) (b)	152	1,000
Texas Roadhouse, Inc.	405	67,485
Travel & Leisure Co.	404	18,701
United Parks & Resorts, Inc. (a)	177	8,046
Vail Resorts, Inc.	222	35,525
Wendy's Co.	1,020	14,923
Wingstop, Inc.	173	39,025
Wyndham Hotels & Resorts, Inc.	450	40,730
Wynn Resorts Ltd.	552	46,092
Xponential Fitness, Inc. Class A (a)	192	1,599
Yum! Brands, Inc.	1,656	260,588
		7,154,675
HOUSEHOLD DURABLES — 0.3%
Beazer Homes USA, Inc. (a)	163	3,324
Cavco Industries, Inc. (a)	49	25,462
Century Communities, Inc.	165	11,072
Champion Homes, Inc. (a)	315	29,849
Cricut, Inc. Class A	225	1,159

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DR Horton, Inc.	1,721	$218,791
Dream Finders Homes, Inc. Class A (a) (b)	159	3,587
Ethan Allen Interiors, Inc.	139	3,850
Garmin Ltd.	922	200,194
Green Brick Partners, Inc. (a)	186	10,846
Helen of Troy Ltd. (a)	137	7,328
Hovnanian Enterprises, Inc. Class A (a)	27	2,827
Installed Building Products, Inc. (b)	139	23,833
KB Home	394	22,899
La-Z-Boy, Inc.	257	10,046
Legacy Housing Corp. (a) (b)	119	3,001
Leggett & Platt, Inc.	900	7,119
Lennar Corp. Class A	1,425	163,561
Lennar Corp. Class B	27	2,945
LGI Homes, Inc. (a)	126	8,375
Lovesac Co. (a) (b)	94	1,709
M/I Homes, Inc. (a)	161	18,383
Meritage Homes Corp.	432	30,620
Mohawk Industries, Inc. (a)	312	35,624
Newell Brands, Inc.	2,506	15,537
NVR, Inc. (a)	18	130,399
PulteGroup, Inc.	1,246	128,089
Smith Douglas Homes Corp. (a) (b)	100	1,952
Somnigroup International, Inc. (b)	1,142	68,383
Sonos, Inc. (a)	736	7,853
Taylor Morrison Home Corp. (a)	674	40,467
Toll Brothers, Inc.	579	61,137
TopBuild Corp. (a)	170	51,841
Tri Pointe Homes, Inc. (a)	555	17,716
Whirlpool Corp.	326	29,382
		1,399,160
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	232	8,505
Central Garden & Pet Co. Class A (a)	108	3,535
Church & Dwight Co., Inc.	1,460	160,731
Clorox Co.	745	109,701
Colgate-Palmolive Co.	4,830	452,571
Energizer Holdings, Inc.	393	11,758
Kimberly-Clark Corp.	1,949	277,187
Oil-Dri Corp. of America	88	4,041
Procter & Gamble Co.	13,978	2,382,131
Reynolds Consumer Products, Inc.	346	8,256
Spectrum Brands Holdings, Inc.	165	11,806
WD-40 Co.	81	19,764
		3,449,986
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,198	52,139
Clearway Energy, Inc. Class A	592	16,848
Clearway Energy, Inc. Class C	150	4,541
Montauk Renewables, Inc. (a) (b)	743	1,553
Ormat Technologies, Inc.	320	22,647
Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	993	$369
Talen Energy Corp. (a)	278	55,508
Vistra Corp.	2,065	242,514
		396,119
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	3,261	478,910
Honeywell International, Inc.	3,890	823,708
		1,302,618
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	1,574	33,778
EastGroup Properties, Inc. REIT	327	57,601
First Industrial Realty Trust, Inc. REIT	768	41,441
Industrial Logistics Properties Trust REIT	783	2,694
Innovative Industrial Properties, Inc. REIT	166	8,979
Lineage, Inc. REIT (b)	363	21,283
LXP Industrial Trust REIT	1,692	14,636
Plymouth Industrial REIT, Inc.	308	5,020
Prologis, Inc. REIT	5,551	620,546
Rexford Industrial Realty, Inc. REIT	1,433	56,102
STAG Industrial, Inc. REIT	1,077	38,901
Terreno Realty Corp. REIT	571	36,099
		937,080
INSURANCE — 1.5%
Aflac, Inc.	2,973	330,568
Allstate Corp.	1,594	330,070
Ambac Financial Group, Inc. (a)	300	2,625
American Coastal Insurance Corp. Class C	229	2,650
American Financial Group, Inc.	428	56,213
American International Group, Inc.	3,532	307,072
AMERISAFE, Inc.	125	6,569
Aon PLC Class A	1,283	512,032
Arch Capital Group Ltd.	2,273	218,617
Arthur J Gallagher & Co.	1,525	526,491
Assurant, Inc.	313	65,652
Assured Guaranty Ltd.	293	25,813
Axis Capital Holdings Ltd.	447	44,807
Baldwin Insurance Group, Inc. (a) (b)	401	17,921
Bowhead Specialty Holdings, Inc. (a)	87	3,537
Brighthouse Financial, Inc. (a)	380	22,036
Brown & Brown, Inc.	1,400	174,160
Chubb Ltd.	2,219	670,116
Cincinnati Financial Corp.	975	144,027
CNA Financial Corp.	97	4,927
CNO Financial Group, Inc.	623	25,948
Crawford & Co. Class A	259	2,958
Donegal Group, Inc. Class B	197	3,213
Employers Holdings, Inc.	161	8,153
Enstar Group Ltd. (a)	56	18,613

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Erie Indemnity Co. Class A	148	$62,019
Everest Group Ltd.	259	94,102
F&G Annuities & Life, Inc.	120	4,326
Fidelity National Financial, Inc.	1,552	101,004
First American Financial Corp.	603	39,575
Genworth Financial, Inc. (a)	2,544	18,037
Globe Life, Inc.	486	64,016
Goosehead Insurance, Inc. Class A	146	17,237
Greenlight Capital Re Ltd. Class A (a)	205	2,778
Hagerty, Inc. Class A (a)	269	2,432
Hanover Insurance Group, Inc.	215	37,399
Hartford Insurance Group, Inc.	1,720	212,816
HCI Group, Inc.	50	7,461
Heritage Insurance Holdings, Inc. (a)	82	1,182
Hippo Holdings, Inc. (a)	121	3,093
Horace Mann Educators Corp.	241	10,298
Investors Title Co.	11	2,652
Kemper Corp.	363	24,267
Kinsale Capital Group, Inc.	136	66,193
Lemonade, Inc. (a) (b)	327	10,278
Lincoln National Corp.	995	35,730
Loews Corp.	1,068	98,160
Markel Group, Inc. (a)	77	143,960
Marsh & McLennan Cos., Inc.	2,896	706,711
MBIA, Inc. (a) (b)	456	2,271
Mercury General Corp.	161	9,000
MetLife, Inc.	3,447	276,760
Old Republic International Corp.	1,334	52,319
Oscar Health, Inc. Class A (a)	1,154	15,129
Palomar Holdings, Inc. (a)	160	21,933
Primerica, Inc.	203	57,760
Principal Financial Group, Inc.	1,266	106,812
ProAssurance Corp. (a)	320	7,472
Progressive Corp.	3,491	987,988
Prudential Financial, Inc.	2,115	236,203
Reinsurance Group of America, Inc.	399	78,563
RenaissanceRe Holdings Ltd.	304	72,960
RLI Corp.	502	40,326
Root, Inc. Class A (a)	46	6,138
Ryan Specialty Holdings, Inc.	620	45,799
Safety Insurance Group, Inc.	105	8,282
Selective Insurance Group, Inc.	367	33,595
Selectquote, Inc. (a)	647	2,161
SiriusPoint Ltd. (a)	605	10,460
Skyward Specialty Insurance Group, Inc. (a)	205	10,849
Stewart Information Services Corp.	167	11,915
Tiptree, Inc.	152	3,662
Travelers Cos., Inc.	1,362	360,194
Trupanion, Inc. (a) (b)	199	7,417
TWFG, Inc. (a)	93	2,875
United Fire Group, Inc.	141	4,154
Universal Insurance Holdings, Inc.	169	4,005
Unum Group	987	80,401
Security Description	Shares	Value
W.R. Berkley Corp.	1,792	$127,519
White Mountains Insurance Group Ltd.	15	28,887
Willis Towers Watson PLC	590	199,390
		8,203,713
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A	34,949	5,404,513
Alphabet, Inc. Class C	28,145	4,397,093
Bumble, Inc. Class A (a) (b)	669	2,904
Cargurus, Inc. (a)	524	15,264
Cars.com, Inc. (a)	375	4,226
EverQuote, Inc. Class A (a)	170	4,452
fuboTV, Inc. (a)	2,191	6,398
Grindr, Inc. (a)	202	3,616
IAC, Inc. (a)	423	19,433
Match Group, Inc.	1,468	45,802
MediaAlpha, Inc. Class A (a)	104	961
Meta Platforms, Inc. Class A	13,083	7,540,518
Nextdoor Holdings, Inc. (a)	1,271	1,945
Pinterest, Inc. Class A (a)	3,645	112,995
QuinStreet, Inc. (a)	360	6,422
Reddit, Inc. Class A (a) (b)	646	67,766
Rumble, Inc. (a)	529	3,740
Shutterstock, Inc.	152	2,832
Snap, Inc. Class A (a)	6,240	54,350
TripAdvisor, Inc. (a)	664	9,409
TrueCar, Inc. (a)	754	1,191
Trump Media & Technology Group Corp. (a)	539	10,532
Vimeo, Inc. (a)	974	5,123
Yelp, Inc. (a)	394	14,590
Ziff Davis, Inc. (a)	264	9,921
ZipRecruiter, Inc. Class A (a)	515	3,033
ZoomInfo Technologies, Inc. (a)	1,535	15,350
		17,764,379
IT SERVICES — 0.8%
Accenture PLC Class A	3,733	1,164,845
Akamai Technologies, Inc. (a)	920	74,060
Applied Digital Corp. (a)	1,115	6,266
ASGN, Inc. (a)	267	16,827
Backblaze, Inc. Class A (a)	475	2,294
BigBear.ai Holdings, Inc. (a)	769	2,199
BigCommerce Holdings, Inc. (a)	497	2,863
Cloudflare, Inc. Class A (a)	1,865	210,167
Cognizant Technology Solutions Corp. Class A	2,938	224,757
Couchbase, Inc. (a)	259	4,079
DigitalOcean Holdings, Inc. (a)	375	12,521
DXC Technology Co. (a)	1,085	18,499
EPAM Systems, Inc. (a)	330	55,717
Fastly, Inc. Class A (a)	801	5,070
Gartner, Inc. (a)	456	191,402
GoDaddy, Inc. Class A (a)	841	151,498
Grid Dynamics Holdings, Inc. (a)	370	5,791
Hackett Group, Inc.	162	4,734

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	5,523	$1,373,349
Kyndryl Holdings, Inc. (a)	1,375	43,175
MongoDB, Inc. (a)	435	76,299
Okta, Inc. (a)	999	105,115
Rackspace Technology, Inc. (a)	891	1,506
Snowflake, Inc. Class A (a)	1,993	291,297
TSS, Inc. (a) (b)	158	1,240
Twilio, Inc. Class A (a)	900	88,119
Unisys Corp. (a)	458	2,102
VeriSign, Inc. (a)	491	124,650
		4,260,441
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Acushnet Holdings Corp. (b)	166	11,398
Brunswick Corp.	393	21,163
Funko, Inc. Class A (a)	289	1,982
JAKKS Pacific, Inc.	36	888
Malibu Boats, Inc. Class A (a)	134	4,111
MasterCraft Boat Holdings, Inc. (a)	146	2,514
Mattel, Inc. (a)	2,035	39,540
Peloton Interactive, Inc. Class A (a)	2,107	13,316
Polaris, Inc.	312	12,773
Smith & Wesson Brands, Inc.	271	2,526
Sturm Ruger & Co., Inc.	102	4,008
Topgolf Callaway Brands Corp. (a)	874	5,760
YETI Holdings, Inc. (a)	497	16,451
		136,430
LEISURE PRODUCTS — 0.0% (e)
Hasbro, Inc.	782	48,085
LIFE SCIENCES TOOLS & SERVICES — 0.6%
10X Genomics, Inc. Class A (a)	647	5,648
Adaptive Biotechnologies Corp. (a)	747	5,550
Agilent Technologies, Inc.	1,711	200,153
Avantor, Inc. (a)	4,182	67,790
Azenta, Inc. (a)	299	10,357
BioLife Solutions, Inc. (a)	226	5,162
Bio-Rad Laboratories, Inc. Class A (a)	115	28,009
Bio-Techne Corp.	936	54,878
Bruker Corp.	653	27,256
Charles River Laboratories International, Inc. (a)	291	43,801
Codexis, Inc. (a)	706	1,899
CryoPort, Inc. (a)	432	2,627
Cytek Biosciences, Inc. (a)	661	2,651
Danaher Corp.	3,815	782,075
Fortrea Holdings, Inc. (a)	541	4,085
Illumina, Inc. (a)	924	73,310
IQVIA Holdings, Inc. (a)	1,003	176,829
Maravai LifeSciences Holdings, Inc. Class A (a)	950	2,100
MaxCyte, Inc. (a)	901	2,460
Medpace Holdings, Inc. (a)	150	45,704
Mesa Laboratories, Inc.	46	5,458
Mettler-Toledo International, Inc. (a)	125	147,614
Security Description	Shares	Value
Niagen Bioscience, Inc. (a)	399	$2,753
OmniAb, Inc. (a)	800	1,920
Pacific Biosciences of California, Inc. (a) (b)	1,744	2,058
Personalis, Inc. (a)	421	1,478
Quanterix Corp. (a) (b)	271	1,764
Quantum-Si, Inc. (a) (b)	632	758
Repligen Corp. (a)	310	39,444
Revvity, Inc.	749	79,244
Sotera Health Co. (a)	941	10,972
Standard BioTools, Inc. (a) (b)	2,078	2,244
Thermo Fisher Scientific, Inc.	2,278	1,133,533
Waters Corp. (a)	361	133,054
West Pharmaceutical Services, Inc.	440	98,507
		3,203,145
MACHINERY — 1.1%
3D Systems Corp. (a)	997	2,114
AGCO Corp. (b)	371	34,343
Alamo Group, Inc.	63	11,227
Albany International Corp. Class A	185	12,772
Allison Transmission Holdings, Inc.	497	47,548
Astec Industries, Inc.	162	5,581
Atmus Filtration Technologies, Inc.	498	18,292
Blue Bird Corp. (a) (b)	186	6,021
Caterpillar, Inc.	2,849	939,600
Chart Industries, Inc. (a)	249	35,946
CNH Industrial NV	5,219	64,089
Columbus McKinnon Corp.	182	3,081
Crane Co.	291	44,575
Cummins, Inc.	821	257,334
Deere & Co.	1,517	712,004
Donaldson Co., Inc.	684	45,869
Douglas Dynamics, Inc.	149	3,461
Dover Corp.	829	145,639
Energy Recovery, Inc. (a)	367	5,832
Enerpac Tool Group Corp.	325	14,580
Enpro, Inc.	123	19,900
Esab Corp.	341	39,727
ESCO Technologies, Inc.	154	24,504
Federal Signal Corp.	363	26,699
Flowserve Corp.	780	38,095
Fortive Corp.	2,011	147,165
Franklin Electric Co., Inc.	235	22,062
FreightCar America, Inc. (a)	35	194
Gates Industrial Corp. PLC (a)	1,334	24,559
Gencor Industries, Inc. (a)	140	1,702
Gorman-Rupp Co.	148	5,195
Graco, Inc.	1,024	85,514
Graham Corp. (a)	70	2,017
Greenbrier Cos., Inc.	185	9,476
Helios Technologies, Inc.	205	6,578
Hillenbrand, Inc.	438	10,573
Hillman Solutions Corp. (a)	1,218	10,706
Hyster-Yale, Inc.	68	2,825
IDEX Corp.	466	84,332
Illinois Tool Works, Inc.	1,564	387,888

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ingersoll Rand, Inc.	2,440	$195,273
ITT, Inc.	466	60,189
JBT Marel Corp.	268	32,750
Kadant, Inc. (b)	70	23,584
Kennametal, Inc.	445	9,479
L.B. Foster Co. Class A (a)	42	827
Lincoln Electric Holdings, Inc.	353	66,774
Lindsay Corp.	69	8,730
Luxfer Holdings PLC	208	2,467
Manitowoc Co., Inc. (a)	299	2,568
Microvast Holdings, Inc. (a)	631	738
Middleby Corp. (a)	319	48,482
Miller Industries, Inc.	70	2,966
Mueller Industries, Inc.	674	51,318
Mueller Water Products, Inc. Class A	925	23,514
Nordson Corp.	322	64,954
Oshkosh Corp.	384	36,127
Otis Worldwide Corp.	2,348	242,314
PACCAR, Inc.	3,149	306,618
Palladyne AI Corp. (a) (b)	114	670
Parker-Hannifin Corp.	767	466,221
Park-Ohio Holdings Corp.	94	2,030
Pentair PLC	1,003	87,742
Proto Labs, Inc. (a)	153	5,361
RBC Bearings, Inc. (a)	185	59,527
REV Group, Inc.	304	9,606
Shyft Group, Inc.	225	1,820
Snap-on, Inc.	317	106,832
SPX Technologies, Inc. (a)	275	35,415
Standex International Corp.	73	11,781
Stanley Black & Decker, Inc.	915	70,345
Symbotic, Inc. (a) (b)	231	4,669
Tennant Co.	116	9,251
Terex Corp.	394	14,885
Timken Co.	382	27,454
Titan International, Inc. (a)	446	3,742
Toro Co.	592	43,068
Trinity Industries, Inc.	500	14,030
Wabash National Corp.	292	3,227
Watts Water Technologies, Inc. Class A	164	33,443
Westinghouse Air Brake Technologies Corp.	1,038	188,241
Worthington Enterprises, Inc.	197	9,868
Xylem, Inc.	1,468	175,367
		5,923,886
MARINE — 0.0% (e)
Genco Shipping & Trading Ltd.	265	3,541
Kirby Corp. (a)	324	32,727
Matson, Inc.	202	25,890
		62,158
MEDIA — 0.3%
Altice USA, Inc. Class A (a)	1,529	4,067
AMC Networks, Inc. Class A (a)	173	1,190
Security Description	Shares	Value
Boston Omaha Corp. Class A (a)	206	$3,003
Cable One, Inc. (b)	28	7,442
Charter Communications, Inc. Class A (a)	579	213,379
Clear Channel Outdoor Holdings, Inc. (a)	2,144	2,380
Comcast Corp. Class A	22,439	827,999
EchoStar Corp. Class A (a) (b)	728	18,622
Fox Corp. Class A	1,367	77,372
Fox Corp. Class B	676	35,632
Gannett Co., Inc. (a)	746	2,156
Gray Media, Inc. Class A	228	1,797
Ibotta, Inc. Class A (a) (b)	47	1,983
iHeartMedia, Inc. Class A (a) (b)	1,266	2,089
Integral Ad Science Holding Corp. (a)	446	3,595
Interpublic Group of Cos., Inc.	2,266	61,545
John Wiley & Sons, Inc. Class A	228	10,160
John Wiley & Sons, Inc. Class B	22	981
Liberty Broadband Corp. Class A (a)	97	8,245
Liberty Broadband Corp. Class C (a)	694	59,025
Magnite, Inc. (a)	740	8,443
National CineMedia, Inc. (a)	582	3,399
New York Times Co. Class A	1,006	49,898
News Corp. Class A	2,823	76,842
News Corp. Class B	176	5,345
Nexstar Media Group, Inc.	165	29,571
Omnicom Group, Inc.	1,172	97,171
Paramount Global Class A	178	4,049
Paramount Global Class B	3,302	39,492
PubMatic, Inc. Class A (a)	252	2,303
Scholastic Corp.	178	3,361
Sinclair, Inc.	257	4,094
Sirius XM Holdings, Inc.	1,319	29,737
Stagwell, Inc. (a)	588	3,557
TechTarget, Inc. (a)	161	2,384
TEGNA, Inc.	973	17,728
Thryv Holdings, Inc. (a)	263	3,369
Trade Desk, Inc. Class A (a)	2,711	148,346
WideOpenWest, Inc. (a)	585	2,896
		1,874,647
METALS & MINING — 0.3%
Alcoa Corp.	1,532	46,726
Alpha Metallurgical Resources, Inc. (a)	65	8,141
ATI, Inc. (a)	830	43,185
Carpenter Technology Corp.	307	55,622
Century Aluminum Co. (a)	309	5,735
Cleveland-Cliffs, Inc. (a)	2,875	23,633
Coeur Mining, Inc. (a)	3,666	21,703
Commercial Metals Co.	641	29,492
Compass Minerals International, Inc. (a)	224	2,081
Freeport-McMoRan, Inc.	8,643	327,224
Hecla Mining Co.	3,688	20,505
Ivanhoe Electric, Inc. (a)	634	3,684

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	91	$5,516
Materion Corp.	126	10,282
McEwen Mining, Inc. (a)	346	2,612
Metallus, Inc. (a)	251	3,353
MP Materials Corp. (a) (b)	736	17,966
Newmont Corp.	6,816	329,076
Nucor Corp.	1,426	171,605
Olympic Steel, Inc.	77	2,427
Radius Recycling, Inc.	198	5,718
Ramaco Resources, Inc. Class B	282	2,005
Reliance, Inc.	328	94,710
Royal Gold, Inc.	391	63,932
Ryerson Holding Corp.	231	5,304
Steel Dynamics, Inc.	860	107,569
SunCoke Energy, Inc.	493	4,536
U.S. Steel Corp.	1,329	56,164
Warrior Met Coal, Inc.	315	15,032
Worthington Steel, Inc.	210	5,319
		1,490,857
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	5,539	53,064
Annaly Capital Management, Inc. REIT	3,362	68,282
Apollo Commercial Real Estate Finance, Inc. REIT	914	8,747
Arbor Realty Trust, Inc. REIT (b)	1,143	13,430
ARES Commercial Real Estate Corp. REIT (b)	492	2,278
ARMOUR Residential REIT, Inc.	458	7,832
Blackstone Mortgage Trust, Inc. Class A REIT	1,076	21,520
BrightSpire Capital, Inc. REIT	989	5,499
Chicago Atlantic Real Estate Finance, Inc. REIT	189	2,778
Chimera Investment Corp. REIT	486	6,235
Claros Mortgage Trust, Inc. REIT	618	2,305
Dynex Capital, Inc. REIT (b)	417	5,429
Ellington Financial, Inc. REIT (b)	559	7,412
Franklin BSP Realty Trust, Inc. REIT	596	7,593
Granite Point Mortgage Trust, Inc. REIT	862	2,241
Invesco Mortgage Capital, Inc. REIT (b)	368	2,904
KKR Real Estate Finance Trust, Inc. REIT	413	4,460
Ladder Capital Corp. REIT	745	8,501
MFA Financial, Inc. REIT	626	6,423
New York Mortgage Trust, Inc. REIT	725	4,705
Orchid Island Capital, Inc. REIT (b)	382	2,873
PennyMac Mortgage Investment Trust REIT	426	6,241
Ready Capital Corp. REIT (b)	807	4,108
Redwood Trust, Inc. REIT	898	5,451
Rithm Capital Corp. REIT	3,152	36,090
TPG RE Finance Trust, Inc. REIT	425	3,464
Security Description	Shares	Value
Two Harbors Investment Corp. REIT	520	$6,947
Starwood Property Trust, Inc. REIT (b)	1,909	37,741
		344,553
MULTI-UTILITIES — 0.4%
Ameren Corp.	1,635	164,154
Avista Corp.	479	20,056
Black Hills Corp.	403	24,442
CenterPoint Energy, Inc.	3,908	141,587
CMS Energy Corp.	1,759	132,118
Consolidated Edison, Inc.	2,099	232,128
Dominion Energy, Inc.	5,097	285,789
DTE Energy Co.	1,228	169,796
NiSource, Inc.	2,792	111,931
Northwestern Energy Group, Inc.	355	20,544
Public Service Enterprise Group, Inc.	2,986	245,748
Sempra	3,784	270,026
Unitil Corp.	114	6,577
WEC Energy Group, Inc.	1,884	205,318
		2,030,214
OFFICE REITs — 0.0% (e)
Brandywine Realty Trust REIT	1,202	5,361
BXP, Inc. REIT	888	59,665
COPT Defense Properties REIT	640	17,453
Cousins Properties, Inc. REIT	1,110	32,745
Douglas Emmett, Inc. REIT	979	15,664
Easterly Government Properties, Inc. REIT	631	6,689
Highwoods Properties, Inc. REIT	616	18,258
Hudson Pacific Properties, Inc. REIT	1,276	3,764
JBG SMITH Properties REIT (b)	535	8,619
Kilroy Realty Corp. REIT (b)	618	20,246
NET Lease Office Properties REIT (a)	115	3,609
Orion Properties, Inc. REIT (b)	767	1,641
Paramount Group, Inc. REIT	1,373	5,904
Peakstone Realty Trust REIT (b)	112	1,411
Piedmont Office Realty Trust, Inc. Class A REIT	777	5,726
Postal Realty Trust, Inc. Class A REIT	216	3,084
SL Green Realty Corp. REIT	383	22,099
Vornado Realty Trust REIT	982	36,324
		268,262
OIL, GAS & CONSUMABLE FUELS — 2.0%
Amplify Energy Corp. (a)	457	1,709
Antero Midstream Corp.	1,997	35,946
Antero Resources Corp. (a)	1,735	70,163
APA Corp.	2,170	45,613
California Resources Corp.	414	18,204
Calumet, Inc. (a) (b)	419	5,313
Centrus Energy Corp. Class A (a)	86	5,350
Cheniere Energy, Inc.	1,348	311,927

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	9,935	$1,662,026
Chord Energy Corp.	380	42,834
Civitas Resources, Inc.	532	18,561
Clean Energy Fuels Corp. (a)	1,194	1,851
CNX Resources Corp. (a)	896	28,206
Comstock Resources, Inc. (a)	558	11,350
ConocoPhillips	7,610	799,202
Coterra Energy, Inc.	4,488	129,703
Crescent Energy Co. Class A	899	10,105
CVR Energy, Inc.	244	4,734
Delek U.S. Holdings, Inc.	413	6,224
Devon Energy Corp.	3,884	145,262
Diamondback Energy, Inc.	1,134	181,304
Dorian LPG Ltd.	221	4,937
DT Midstream, Inc.	632	60,975
EOG Resources, Inc.	3,336	427,809
EQT Corp.	3,615	193,149
Excelerate Energy, Inc. Class A	117	3,356
Expand Energy Corp.	1,272	141,599
Exxon Mobil Corp.	25,928	3,083,617
Gevo, Inc. (a) (b)	687	797
Granite Ridge Resources, Inc. (b)	462	2,809
Green Plains, Inc. (a)	422	2,047
Gulfport Energy Corp. (a)	72	13,258
Hallador Energy Co. (a)	233	2,861
Hess Corp.	1,639	261,797
HF Sinclair Corp.	961	31,598
HighPeak Energy, Inc. (b)	205	2,595
International Seaways, Inc.	239	7,935
Kinder Morgan, Inc.	11,566	329,978
Kinetik Holdings, Inc.	233	12,102
Kosmos Energy Ltd. (a)	2,824	6,439
Magnolia Oil & Gas Corp. Class A (b)	1,106	27,937
Marathon Petroleum Corp.	1,903	277,248
Matador Resources Co.	683	34,894
Murphy Oil Corp.	834	23,686
New Fortress Energy, Inc.	660	5,485
NextDecade Corp. (a)	857	6,667
Northern Oil & Gas, Inc.	573	17,322
Occidental Petroleum Corp.	4,047	199,760
ONEOK, Inc.	3,721	369,198
Ovintiv, Inc.	1,608	68,822
Par Pacific Holdings, Inc. (a)	325	4,634
PBF Energy, Inc. Class A	599	11,435
Peabody Energy Corp.	745	10,095
Permian Resources Corp.	3,724	51,577
Phillips 66 Co.	2,470	304,996
Range Resources Corp.	1,434	57,260
REX American Resources Corp. (a)	95	3,569
Riley Exploration Permian, Inc.	22	642
Sable Offshore Corp. (a)	305	7,738
SandRidge Energy, Inc.	260	2,969
Sitio Royalties Corp. Class A	503	9,995
SM Energy Co.	671	20,096
Summit Midstream Corp. (a)	83	2,813
Security Description	Shares	Value
Talos Energy, Inc. (a)	756	$7,348
Targa Resources Corp.	1,329	266,425
Texas Pacific Land Corp.	114	151,049
Uranium Energy Corp. (a)	2,440	11,663
VAALCO Energy, Inc.	659	2,478
Valero Energy Corp.	1,906	251,725
Venture Global, Inc. Class A	480	4,944
Viper Energy, Inc.	842	38,016
Vital Energy, Inc. (a)	152	3,225
Vitesse Energy, Inc.	166	4,082
Williams Cos., Inc.	7,305	436,547
World Kinect Corp.	330	9,359
Core Natural Resources, Inc.	300	23,130
		10,854,074
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	120	3,044
Louisiana-Pacific Corp.	369	33,941
Magnera Corp. (a)	218	3,959
Mercer International, Inc.	482	2,964
Sylvamo Corp.	202	13,548
		57,456
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	745	55,473
Coty, Inc. Class A (a)	2,247	12,291
Edgewell Personal Care Co.	301	9,394
elf Beauty, Inc. (a) (b)	336	21,097
Estee Lauder Cos., Inc. Class A	1,432	94,512
Herbalife Ltd. (a)	633	5,463
Honest Co., Inc. (a)	433	2,035
Interparfums, Inc.	111	12,640
Kenvue, Inc.	11,430	274,091
Nu Skin Enterprises, Inc. Class A	395	2,868
USANA Health Sciences, Inc. (a)	79	2,131
		491,995
PHARMACEUTICALS — 1.9%
Aclaris Therapeutics, Inc. (a)	654	1,001
Amneal Pharmaceuticals, Inc. (a)	907	7,601
Amphastar Pharmaceuticals, Inc. (a)	230	6,668
Amylyx Pharmaceuticals, Inc. (a)	575	2,035
ANI Pharmaceuticals, Inc. (a)	106	7,097
Aquestive Therapeutics, Inc. (a) (b)	622	1,804
Arvinas, Inc. (a)	409	2,871
Atea Pharmaceuticals, Inc. (a)	2,219	6,635
Axsome Therapeutics, Inc. (a)	244	28,458
Bristol-Myers Squibb Co.	12,204	744,322
Cassava Sciences, Inc. (a) (b)	272	408
Collegium Pharmaceutical, Inc. (a)	189	5,642
Corcept Therapeutics, Inc. (a)	553	63,164
CorMedix, Inc. (a)	287	1,768
Edgewise Therapeutics, Inc. (a)	349	7,678
Elanco Animal Health, Inc. (a)	2,932	30,786
Eli Lilly & Co.	4,709	3,889,210
Enliven Therapeutics, Inc. (a) (b)	196	3,857
Esperion Therapeutics, Inc. (a)	1,245	1,793

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Eton Pharmaceuticals, Inc. (a)	133	$1,726
Evolus, Inc. (a)	365	4,391
EyePoint Pharmaceuticals, Inc. (a)	343	1,859
Harmony Biosciences Holdings, Inc. (a)	226	7,501
Harrow, Inc. (a)	184	4,894
Innoviva, Inc. (a)	325	5,892
Intra-Cellular Therapies, Inc. (a)	587	77,437
Jazz Pharmaceuticals PLC (a)	348	43,204
Johnson & Johnson	14,366	2,382,457
Ligand Pharmaceuticals, Inc. (a)	110	11,565
Liquidia Corp. (a)	303	4,469
Merck & Co., Inc.	15,113	1,356,543
Mind Medicine MindMed, Inc. (a) (b)	475	2,779
Nektar Therapeutics (a)	1,613	1,097
Neumora Therapeutics, Inc. (a) (b)	526	526
Nuvation Bio, Inc. (a) (b)	1,158	2,038
Ocular Therapeutix, Inc. (a)	769	5,637
Omeros Corp. (a) (b)	327	2,688
Organon & Co.	1,479	22,022
Pacira BioSciences, Inc. (a)	297	7,380
Perrigo Co. PLC	822	23,049
Pfizer, Inc.	33,905	859,153
Phathom Pharmaceuticals, Inc. (a) (b)	320	2,006
Phibro Animal Health Corp. Class A	132	2,820
Pliant Therapeutics, Inc. (a)	416	562
Prestige Consumer Healthcare, Inc. (a)	294	25,275
Royalty Pharma PLC Class A	2,250	70,042
SIGA Technologies, Inc. (a)	142	778
Supernus Pharmaceuticals, Inc. (a)	328	10,742
Tarsus Pharmaceuticals, Inc. (a)	212	10,890
Terns Pharmaceuticals, Inc. (a)	508	1,402
Theravance Biopharma, Inc. (a)	302	2,697
Trevi Therapeutics, Inc. (a)	361	2,271
Viatris, Inc.	7,101	61,850
WaVe Life Sciences Ltd. (a)	690	5,575
Xeris Biopharma Holdings, Inc. (a)	997	5,474
Zevra Therapeutics, Inc. (a)	339	2,539
Zoetis, Inc.	2,692	443,238
		10,289,266
PROFESSIONAL SERVICES — 0.5%
Alight, Inc. Class A	2,733	16,207
Amentum Holdings, Inc. (a)	1,008	18,346
Automatic Data Processing, Inc.	2,412	736,938
Barrett Business Services, Inc.	161	6,625
Booz Allen Hamilton Holding Corp.	745	77,912
Broadridge Financial Solutions, Inc.	709	171,904
CACI International, Inc. Class A (a)	132	48,433
CBIZ, Inc. (a)	301	22,834
Clarivate PLC (a) (b)	2,817	11,071
Concentrix Corp. (b)	279	15,524
Conduent, Inc. (a)	861	2,325
CRA International, Inc.	42	7,274
CSG Systems International, Inc.	169	10,219
Security Description	Shares	Value
Dayforce, Inc. (a)	981	$57,222
Dun & Bradstreet Holdings, Inc.	1,906	17,040
Equifax, Inc.	757	184,375
ExlService Holdings, Inc. (a)	963	45,463
Exponent, Inc.	304	24,642
First Advantage Corp. (a) (b)	327	4,607
Franklin Covey Co. (a)	85	2,348
FTI Consulting, Inc. (a)	211	34,621
Genpact Ltd.	918	46,249
Heidrick & Struggles International, Inc.	130	5,568
Huron Consulting Group, Inc. (a)	101	14,488
ICF International, Inc.	115	9,772
Innodata, Inc. (a)	151	5,421
Insperity, Inc.	213	19,006
Jacobs Solutions, Inc.	720	87,041
KBR, Inc.	785	39,101
Kelly Services, Inc. Class A	223	2,937
Kforce, Inc.	98	4,791
Korn Ferry	316	21,434
Legalzoom.com, Inc. (a)	652	5,614
Leidos Holdings, Inc.	776	104,713
ManpowerGroup, Inc.	285	16,496
Maximus, Inc.	352	24,003
NV5 Global, Inc. (a)	320	6,166
Parsons Corp. (a)	279	16,520
Paychex, Inc.	1,922	296,526
Paycom Software, Inc.	288	62,922
Paycor HCM, Inc. (a)	507	11,377
Paylocity Holding Corp. (a)	258	48,334
Planet Labs PBC (a)	1,333	4,505
Resolute Holdings Management, Inc. (a) (b)	15	470
Resources Connection, Inc.	363	2,374
Robert Half, Inc.	572	31,203
Science Applications International Corp.	285	31,997
Spire Global, Inc. (a)	206	1,666
SS&C Technologies Holdings, Inc.	1,260	105,248
TaskUS, Inc. Class A (a) (b)	94	1,281
TransUnion	1,190	98,758
TriNet Group, Inc.	183	14,501
TrueBlue, Inc. (a)	444	2,358
UL Solutions, Inc. Class A	353	19,909
Upwork, Inc. (a)	737	9,618
Verisk Analytics, Inc.	836	248,810
Verra Mobility Corp. (a)	976	21,970
Willdan Group, Inc. (a)	80	3,258
		2,962,335
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	726	2,418
CBRE Group, Inc. Class A (a)	1,755	229,519
Compass, Inc. Class A (a)	2,470	21,563
CoStar Group, Inc. (a)	2,588	205,047
Cushman & Wakefield PLC (a)	1,370	14,001
eXp World Holdings, Inc. (b)	506	4,949

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Forestar Group, Inc. (a)	124	$2,621
FRP Holdings, Inc. (a)	115	3,286
Howard Hughes Holdings, Inc. (a)	184	13,631
Jones Lang LaSalle, Inc. (a)	303	75,117
Kennedy-Wilson Holdings, Inc.	815	7,074
Marcus & Millichap, Inc.	184	6,339
Newmark Group, Inc. Class A	809	9,846
Opendoor Technologies, Inc. (a) (b)	3,757	3,832
Redfin Corp. (a)	731	6,732
RMR Group, Inc. Class A	137	2,281
Seaport Entertainment Group, Inc. (a)	6	129
St. Joe Co.	238	11,174
Tejon Ranch Co. (a)	121	1,918
Zillow Group, Inc. Class A (a)	419	28,014
Zillow Group, Inc. Class C (a)	841	57,659
		707,150
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	1,867	70,591
Apartment Investment & Management Co. Class A REIT	661	5,817
AvalonBay Communities, Inc. REIT	847	181,783
BRT Apartments Corp. REIT	152	2,584
Camden Property Trust REIT	626	76,560
Centerspace REIT	96	6,216
Elme Communities REIT	552	9,605
Equity LifeStyle Properties, Inc. REIT	1,130	75,371
Equity Residential REIT	2,074	148,457
Essex Property Trust, Inc. REIT	386	118,336
Independence Realty Trust, Inc. REIT (b)	1,318	27,981
Invitation Homes, Inc. REIT	3,423	119,292
Mid-America Apartment Communities, Inc. REIT	712	119,317
NexPoint Residential Trust, Inc. REIT	132	5,218
Sun Communities, Inc. REIT	742	95,451
UDR, Inc. REIT	1,812	81,848
UMH Properties, Inc. REIT	392	7,330
Veris Residential, Inc. REIT	558	9,441
		1,161,198
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	633	13,261
Agree Realty Corp. REIT	663	51,177
Alexander's, Inc. REIT	15	3,137
Brixmor Property Group, Inc. REIT	1,854	49,224
CBL & Associates Properties, Inc. REIT	100	2,658
Curbline Properties Corp. REIT	558	13,498
Federal Realty Investment Trust REIT	483	47,247
Getty Realty Corp. REIT	320	9,978
InvenTrust Properties Corp. REIT	459	13,481
Kimco Realty Corp. REIT	4,097	87,020
Security Description	Shares	Value
Kite Realty Group Trust REIT	1,279	$28,611
Macerich Co. REIT	1,458	25,034
NETSTREIT Corp. (b)	434	6,879
NNN REIT, Inc.	1,089	46,446
Phillips Edison & Co., Inc. REIT	721	26,309
Realty Income Corp. REIT	5,196	301,420
Regency Centers Corp. REIT	974	71,842
Saul Centers, Inc. REIT	130	4,689
Simon Property Group, Inc. REIT	1,842	305,919
SITE Centers Corp. REIT	258	3,313
Tanger, Inc. REIT	645	21,795
Urban Edge Properties REIT	709	13,471
Whitestone REIT	289	4,211
		1,150,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
ACM Research, Inc. Class A (a)	289	6,745
Advanced Micro Devices, Inc. (a)	9,685	995,037
Aehr Test Systems (a) (b)	148	1,079
Allegro MicroSystems, Inc. (a)	762	19,149
Alpha & Omega Semiconductor Ltd. (a)	147	3,654
Ambarella, Inc. (a)	233	11,727
Amkor Technology, Inc.	677	12,227
Analog Devices, Inc.	2,967	598,355
Applied Materials, Inc.	4,854	704,412
Astera Labs, Inc. (a)	122	7,280
Axcelis Technologies, Inc. (a)	192	9,537
Broadcom, Inc.	28,009	4,689,547
CEVA, Inc. (a)	146	3,739
Cirrus Logic, Inc. (a)	315	31,391
Cohu, Inc. (a)	306	4,501
Credo Technology Group Holding Ltd. (a)	843	33,855
Diodes, Inc. (a)	281	12,131
Enphase Energy, Inc. (a)	804	49,888
Entegris, Inc.	923	80,744
First Solar, Inc. (a)	655	82,812
FormFactor, Inc. (a)	455	12,872
Ichor Holdings Ltd. (a)	208	4,703
Impinj, Inc. (a)	135	12,244
indie Semiconductor, Inc. Class A (a) (b)	1,011	2,057
Intel Corp.	25,938	589,052
KLA Corp.	792	538,402
Kulicke & Soffa Industries, Inc.	332	10,949
Lam Research Corp.	7,692	559,208
Lattice Semiconductor Corp. (a)	817	42,852
MACOM Technology Solutions Holdings, Inc. (a)	344	34,531
Marvell Technology, Inc.	5,198	320,041
MaxLinear, Inc. (a)	466	5,061
Microchip Technology, Inc.	3,251	157,381
Micron Technology, Inc.	6,672	579,730
MKS Instruments, Inc.	397	31,819
Monolithic Power Systems, Inc.	288	167,034

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Navitas Semiconductor Corp. (a) (b)	811	$1,662
NVE Corp.	40	2,550
NVIDIA Corp.	146,309	15,856,969
NXP Semiconductors NV	1,523	289,461
ON Semiconductor Corp. (a)	2,482	100,993
Onto Innovation, Inc. (a)	293	35,553
PDF Solutions, Inc. (a)	198	3,784
Penguin Solutions, Inc. (a)	314	5,454
Photronics, Inc. (a)	362	7,515
Power Integrations, Inc.	343	17,321
Qorvo, Inc. (a)	559	40,477
QUALCOMM, Inc.	6,593	1,012,751
Rambus, Inc. (a)	637	32,981
Rigetti Computing, Inc. (a)	1,570	12,434
Semtech Corp. (a)	535	18,404
Silicon Laboratories, Inc. (a)	194	21,839
SiTime Corp. (a)	111	16,969
Skyworks Solutions, Inc.	984	63,596
SolarEdge Technologies, Inc. (a) (b)	434	7,022
Synaptics, Inc. (a)	235	14,974
Teradyne, Inc.	993	82,022
Texas Instruments, Inc.	5,434	976,490
Ultra Clean Holdings, Inc. (a)	263	5,631
Universal Display Corp.	260	36,265
Veeco Instruments, Inc. (a)	334	6,707
Wolfspeed, Inc. (a) (b)	776	2,374
		29,097,944
SOFTWARE — 5.7%
8x8, Inc. (a)	1,115	2,230
A10 Networks, Inc.	456	7,451
ACI Worldwide, Inc. (a)	624	34,139
Adeia, Inc.	662	8,752
Adobe, Inc. (a)	2,597	996,027
Agilysys, Inc. (a)	133	9,648
Alarm.com Holdings, Inc. (a)	295	16,417
Alkami Technology, Inc. (a)	398	10,447
Amplitude, Inc. Class A (a)	490	4,993
ANSYS, Inc. (a)	521	164,928
Appfolio, Inc. Class A (a)	136	29,906
Appian Corp. Class A (a)	250	7,203
AppLovin Corp. Class A (a)	1,333	353,205
Asana, Inc. Class A (a)	528	7,693
Atlassian Corp. Class A (a)	988	209,663
Aurora Innovation, Inc. (a)	6,482	43,591
Autodesk, Inc. (a)	1,280	335,104
AvePoint, Inc. (a)	632	9,126
Bentley Systems, Inc. Class B	916	36,035
Bill Holdings, Inc. (a)	556	25,515
Blackbaud, Inc. (a)	239	14,830
BlackLine, Inc. (a)	300	14,526
Blend Labs, Inc. Class A (a)	1,208	4,047
Box, Inc. Class A (a)	853	26,324
Braze, Inc. Class A (a)	361	13,025
C3.ai, Inc. Class A (a)	652	13,725
Cadence Design Systems, Inc. (a)	1,644	418,119
Security Description	Shares	Value
CCC Intelligent Solutions Holdings, Inc. (a)	2,950	$26,638
Cerence, Inc. (a)	270	2,133
Cipher Mining, Inc. (a) (b)	1,124	2,585
Cleanspark, Inc. (a)	1,409	9,468
Clear Secure, Inc. Class A (b)	551	14,276
Clearwater Analytics Holdings, Inc. Class A (a)	1,284	34,411
Commvault Systems, Inc. (a)	259	40,860
Confluent, Inc. Class A (a)	1,489	34,902
Consensus Cloud Solutions, Inc. (a)	128	2,954
Core Scientific, Inc. (a)	1,636	11,845
Crowdstrike Holdings, Inc. Class A (a)	1,473	519,350
Daily Journal Corp. (a)	6	2,386
Datadog, Inc. Class A (a)	1,884	186,912
Digimarc Corp. (a) (b)	103	1,320
Docusign, Inc. (a)	1,227	99,878
Dolby Laboratories, Inc. Class A	358	28,751
Domo, Inc. Class B (a)	342	2,654
DoubleVerify Holdings, Inc. (a)	838	11,204
Dropbox, Inc. Class A (a)	1,267	33,842
D-Wave Quantum, Inc. (a) (b)	1,064	8,086
Dynatrace, Inc. (a)	1,808	85,247
E2open Parent Holdings, Inc. (a)	1,507	3,014
Elastic NV (a)	507	45,174
Enfusion, Inc. Class A (a)	311	3,468
Fair Isaac Corp. (a)	146	269,247
Five9, Inc. (a)	450	12,217
Fortinet, Inc. (a)	3,792	365,018
Freshworks, Inc. Class A (a)	1,089	15,366
Gen Digital, Inc.	3,294	87,423
Gitlab, Inc. Class A (a)	778	36,566
Guidewire Software, Inc. (a)	489	91,619
HubSpot, Inc. (a)	315	179,956
Hut 8 Corp. (a)	533	6,193
Informatica, Inc. Class A (a)	499	8,708
Intapp, Inc. (a)	294	17,164
InterDigital, Inc.	149	30,806
Intuit, Inc.	1,672	1,026,591
Jamf Holding Corp. (a)	402	4,884
Klaviyo, Inc. Class A (a)	437	13,224
LiveRamp Holdings, Inc. (a)	402	10,508
Logility Supply Chain Solutions, Inc. Class A	271	3,864
Manhattan Associates, Inc. (a)	377	65,236
MARA Holdings, Inc. (a) (b)	2,160	24,840
Meridianlink, Inc. (a)	185	3,428
Microsoft Corp.	44,391	16,663,937
MicroStrategy, Inc. Class A (a)	1,428	411,650
Mitek Systems, Inc. (a)	345	2,846
N-able, Inc. (a)	477	3,382
nCino, Inc. (a) (b)	546	14,999
NCR Voyix Corp. (a)	908	8,853
NextNav, Inc. (a)	403	4,905
Nutanix, Inc. Class A (a)	1,511	105,483

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Olo, Inc. Class A (a)	714	$4,313
ON24, Inc. (a)	472	2,454
OneSpan, Inc.	214	3,264
Onestream, Inc. (a) (b)	272	5,804
Ooma, Inc. (a)	220	2,880
Oracle Corp.	9,691	1,354,899
PagerDuty, Inc. (a)	587	10,724
Palantir Technologies, Inc. Class A (a)	12,259	1,034,660
Palo Alto Networks, Inc. (a)	3,957	675,222
Pegasystems, Inc.	267	18,562
Porch Group, Inc. (a)	568	4,141
Procore Technologies, Inc. (a)	627	41,395
Progress Software Corp.	255	13,135
PROS Holdings, Inc. (a)	276	5,252
PTC, Inc. (a)	722	111,874
Q2 Holdings, Inc. (a)	356	28,484
Qualys, Inc. (a)	218	27,453
Quantum Computing, Inc. (a) (b)	440	3,520
QXO, Inc. (b)	1,462	19,795
Rapid7, Inc. (a)	377	9,994
Red Violet, Inc.	85	3,195
ReposiTrak, Inc. (b)	130	2,635
RingCentral, Inc. Class A (a)	489	12,108
Riot Platforms, Inc. (a) (b)	1,701	12,111
Roper Technologies, Inc.	641	377,921
Rubrik, Inc. Class A (a)	508	30,978
SailPoint, Inc. (a)	410	7,688
Salesforce, Inc.	5,714	1,533,409
Samsara, Inc. Class A (a)	1,489	57,073
SEMrush Holdings, Inc. Class A (a)	213	1,987
SentinelOne, Inc. Class A (a)	1,702	30,942
ServiceNow, Inc. (a)	1,230	979,252
ServiceTitan, Inc. Class A (a)	78	7,419
SolarWinds Corp.	350	6,451
SoundHound AI, Inc. Class A (a) (b)	1,965	15,956
Sprinklr, Inc. Class A (a)	752	6,279
Sprout Social, Inc. Class A (a)	306	6,729
SPS Commerce, Inc. (a)	219	29,068
Synopsys, Inc. (a)	927	397,544
Tenable Holdings, Inc. (a)	711	24,871
Teradata Corp. (a)	566	12,724
Terawulf, Inc. (a) (b)	1,731	4,726
Tyler Technologies, Inc. (a)	260	151,161
UiPath, Inc. Class A (a)	2,439	25,122
Unity Software, Inc. (a)	1,728	33,852
Varonis Systems, Inc. (a)	665	26,899
Verint Systems, Inc. (a)	361	6,444
Veritone, Inc. (a) (b)	118	274
Vertex, Inc. Class A (a)	309	10,818
Viant Technology, Inc. Class A (a)	61	757
Weave Communications, Inc. (a)	259	2,872
Workday, Inc. Class A (a)	1,287	300,553
Workiva, Inc. (a)	309	23,456
Xperi, Inc. (a)	355	2,741
Yext, Inc. (a)	684	4,213
Security Description	Shares	Value
Zeta Global Holdings Corp. Class A (a)	1,197	$16,231
Zoom Communications, Inc. (a)	1,593	117,516
Zscaler, Inc. (a)	581	115,282
		31,294,022
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	2,787	606,451
Crown Castle, Inc. REIT	2,659	277,148
CubeSmart REIT	1,328	56,719
Digital Realty Trust, Inc. REIT	1,901	272,394
EPR Properties REIT	439	23,096
Equinix, Inc. REIT	577	470,457
Extra Space Storage, Inc. REIT	1,274	189,176
Farmland Partners, Inc. REIT (b)	289	3,222
Four Corners Property Trust, Inc. REIT	546	15,670
Gaming & Leisure Properties, Inc. REIT	1,668	84,901
Gladstone Land Corp. REIT	251	2,641
Iron Mountain, Inc. REIT	1,773	152,549
Lamar Advertising Co. Class A REIT	540	61,441
Millrose Properties, Inc. REIT (a)	725	19,220
National Storage Affiliates Trust REIT	411	16,193
Outfront Media, Inc. REIT	772	12,460
PotlatchDeltic Corp. REIT	439	19,808
Public Storage REIT	941	281,632
Rayonier, Inc. REIT	864	24,088
Safehold, Inc. REIT	281	5,260
SBA Communications Corp. REIT	646	142,127
Uniti Group, Inc. REIT	1,497	7,545
VICI Properties, Inc. REIT	6,330	206,485
Weyerhaeuser Co. REIT	4,321	126,519
		3,077,202
SPECIALTY RETAIL — 1.2%
Abercrombie & Fitch Co. Class A (a)	303	23,140
Academy Sports & Outdoors, Inc.	425	19,384
Advance Auto Parts, Inc.	356	13,959
American Eagle Outfitters, Inc. (b)	1,052	12,224
America's Car-Mart, Inc. (a)	72	3,268
Arhaus, Inc. (a)	335	2,914
Arko Corp. (b)	510	2,014
Asbury Automotive Group, Inc. (a)	118	26,059
AutoNation, Inc. (a)	153	24,774
AutoZone, Inc. (a)	101	385,091
Bath & Body Works, Inc.	1,268	38,446
Best Buy Co., Inc.	1,137	83,695
Beyond, Inc. (a)	487	2,825
Boot Barn Holdings, Inc. (a)	180	19,337
Buckle, Inc.	178	6,821
Build-A-Bear Workshop, Inc.	82	3,048
Burlington Stores, Inc. (a)	385	91,757
Caleres, Inc.	205	3,532
Camping World Holdings, Inc. Class A	362	5,850

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CarMax, Inc. (a)	898	$69,972
Carvana Co. (a)	713	149,074
Chewy, Inc. Class A (a)	942	30,624
Dick's Sporting Goods, Inc.	361	72,763
EVgo, Inc. (a)	786	2,091
Five Below, Inc. (a)	328	24,575
Floor & Decor Holdings, Inc. Class A (a)	637	51,259
Foot Locker, Inc. (a)	491	6,923
GameStop Corp. Class A (a)	2,358	52,631
Gap, Inc.	1,309	26,978
Genesco, Inc. (a)	102	2,165
Group 1 Automotive, Inc.	78	29,792
Guess?, Inc. (b)	181	2,004
Haverty Furniture Cos., Inc. Class A	163	3,216
Home Depot, Inc.	5,919	2,169,254
Leslie's, Inc. (a)	1,170	861
Lithia Motors, Inc.	159	46,673
Lowe's Cos., Inc.	3,371	786,218
MarineMax, Inc. (a)	149	3,203
Monro, Inc.	186	2,691
Murphy USA, Inc.	107	50,270
National Vision Holdings, Inc. (a)	506	6,467
ODP Corp. (a)	203	2,909
OneWater Marine, Inc. Class A (a) (b)	156	2,524
O'Reilly Automotive, Inc. (a)	344	492,808
Penske Automotive Group, Inc.	115	16,558
Petco Health & Wellness Co., Inc. (a) (b)	739	2,254
RealReal, Inc. (a) (b)	510	2,749
Revolve Group, Inc. (a)	227	4,878
RH (a)	88	20,628
Ross Stores, Inc.	1,983	253,408
Sally Beauty Holdings, Inc. (a)	605	5,463
Shoe Carnival, Inc. (b)	109	2,397
Signet Jewelers Ltd.	263	15,270
Sleep Number Corp. (a) (b)	123	780
Sonic Automotive, Inc. Class A	90	5,126
Stitch Fix, Inc. Class A (a)	792	2,574
TJX Cos., Inc.	6,671	812,528
Tractor Supply Co.	3,238	178,414
Ulta Beauty, Inc. (a)	274	100,432
Upbound Group, Inc.	286	6,853
Urban Outfitters, Inc. (a)	337	17,659
Valvoline, Inc. (a)	766	26,664
Victoria's Secret & Co. (a)	467	8,677
Warby Parker, Inc. Class A (a)	534	9,735
Wayfair, Inc. Class A (a) (b)	576	18,449
Williams-Sonoma, Inc.	752	118,891
Winmark Corp.	18	5,722
Zumiez, Inc. (a)	140	2,085
		6,494,277
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	89,743	19,934,613
Security Description	Shares	Value
CompoSecure, Inc. Class A	196	$2,130
Corsair Gaming, Inc. (a)	455	4,031
Dell Technologies, Inc. Class C	1,884	171,727
Diebold Nixdorf, Inc. (a) (b)	230	10,056
Eastman Kodak Co. (a)	570	3,602
Hewlett Packard Enterprise Co.	7,955	122,746
HP, Inc.	5,625	155,756
Immersion Corp.	128	970
IonQ, Inc. (a)	1,150	25,380
NetApp, Inc.	1,192	104,705
Pure Storage, Inc. Class A (a)	1,825	80,793
Quantum Corp. (a) (b)	33	475
Sandisk Corp. (a)	671	31,946
Seagate Technology Holdings PLC	1,242	105,508
Super Micro Computer, Inc. (a) (b)	3,036	103,953
Turtle Beach Corp. (a)	82	1,170
Western Digital Corp. (a)	2,153	87,046
Xerox Holdings Corp. (b)	753	3,637
		20,950,244
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	709	13,989
Carter's, Inc.	212	8,671
Columbia Sportswear Co. (b)	202	15,289
Crocs, Inc. (a)	331	35,152
Deckers Outdoor Corp. (a)	920	102,865
Figs, Inc. Class A (a) (b)	984	4,516
G-III Apparel Group Ltd. (a)	230	6,290
Hanesbrands, Inc. (a)	2,112	12,186
Kontoor Brands, Inc.	297	19,047
Levi Strauss & Co. Class A	613	9,557
Lululemon Athletica, Inc. (a)	674	190,782
Movado Group, Inc.	159	2,658
NIKE, Inc. Class B	7,063	448,359
Oxford Industries, Inc. (b)	86	5,046
PVH Corp.	325	21,008
Ralph Lauren Corp.	236	52,095
Skechers USA, Inc. Class A (a)	756	42,926
Steven Madden Ltd.	428	11,402
Tapestry, Inc.	1,214	85,478
Under Armour, Inc. Class A (a) (b)	1,052	6,575
Under Armour, Inc. Class C (a)	842	5,010
VF Corp.	1,981	30,745
Wolverine World Wide, Inc.	479	6,663
		1,136,309
TOBACCO — 0.4%
Altria Group, Inc.	10,080	605,001
Philip Morris International, Inc.	9,331	1,481,110
Turning Point Brands, Inc.	109	6,479
Universal Corp.	141	7,903
		2,100,493
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	607	29,324
Applied Industrial Technologies, Inc.	217	48,899
Beacon Roofing Supply, Inc. (a)	364	45,027

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BlueLinx Holdings, Inc. (a)	53	$3,974
Boise Cascade Co.	230	22,561
Core & Main, Inc. Class A (a)	1,138	54,977
Custom Truck One Source, Inc. (a) (b)	593	2,502
Distribution Solutions Group, Inc. (a)	79	2,212
DNOW, Inc. (a)	635	10,846
DXP Enterprises, Inc. (a)	78	6,416
Fastenal Co.	3,377	261,886
Ferguson Enterprises, Inc.	1,166	186,828
FTAI Aviation Ltd.	607	67,395
GATX Corp.	213	33,073
Global Industrial Co.	110	2,464
GMS, Inc. (a)	232	16,975
H&E Equipment Services, Inc.	185	17,536
Herc Holdings, Inc.	168	22,557
Hudson Technologies, Inc. (a)	521	3,215
McGrath RentCorp	145	16,153
MRC Global, Inc. (a)	510	5,855
MSC Industrial Direct Co., Inc. Class A	263	20,427
Rush Enterprises, Inc. Class A	407	21,738
SiteOne Landscape Supply, Inc. (a)	269	32,667
Titan Machinery, Inc. (a) (b)	214	3,647
Transcat, Inc. (a)	56	4,169
United Rentals, Inc.	383	240,026
Watsco, Inc.	201	102,168
WESCO International, Inc.	251	38,980
Willis Lease Finance Corp.	18	2,844
WW Grainger, Inc.	259	255,848
Xometry, Inc. Class A (a)	265	6,604
		1,589,793
WATER UTILITIES — 0.0% (e)
American States Water Co.	223	17,546
American Water Works Co., Inc.	1,146	169,058
Artesian Resources Corp. Class A	87	2,841
Cadiz, Inc. (a)	636	1,863
California Water Service Group	347	16,816
Consolidated Water Co. Ltd.	115	2,816
Essential Utilities, Inc.	1,577	62,339
Middlesex Water Co.	116	7,436
Pure Cycle Corp. (a)	226	2,366
SJW Group	187	10,227
York Water Co.	96	3,329
		296,637
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	380	3,275
Spok Holdings, Inc.	65	1,069
Telephone & Data Systems, Inc.	584	22,624
T-Mobile U.S., Inc.	2,866	764,391
U.S. Cellular Corp. (a)	87	6,016
		797,375
TOTAL COMMON STOCKS (Cost $339,415,944)		323,313,484
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 40.3%
State Street Aggregate Bond Index Portfolio (f) (Cost $219,479,337)	2,473,655	$220,773,665
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	25
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	2,433,235	2,433,235
State Street Navigator Securities Lending Portfolio II (d) (i)	1,284,430	1,284,430
TOTAL SHORT-TERM INVESTMENTS (Cost $3,717,665)		3,717,665
TOTAL INVESTMENTS — 100.1% (Cost $562,612,971)		547,804,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(746,812)
NET ASSETS — 100.0%		$547,058,027
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	1	06/20/2025	$100,641	$101,355	$714
E-mini S&P 500 Index (long)	6	06/20/2025	1,696,329	1,695,975	(354)
					$360

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$323,313,484	$—	$—	$323,313,484
Mutual Funds and Exchange Traded Products	220,773,665	—	—	220,773,665
Rights	—	25	—	25
Short-Term Investments	3,717,665	—	—	3,717,665
TOTAL INVESTMENTS	$547,804,814	$25	$—	$547,804,839
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$360	$—	$—	$360
TOTAL OTHER FINANCIAL INSTRUMENTS:	$360	$—	$—	$360

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Aggregate Bond Index Portfolio	2,576,781	$225,287,932	$5,583,998	$14,725,500	$68,727	$4,558,508	2,473,655	$220,773,665	$1,469,993
State Street Corp.	1,705	167,346	—	—	—	(14,697)	1,705	152,649	1,296
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,715,446	1,715,446	16,332,267	15,614,478	—	—	2,433,235	2,433,235	23,037
State Street Navigator Securities Lending Portfolio II	1,383,606	1,383,606	14,291,400	14,390,576	—	—	1,284,430	1,284,430	3,721
Total		$228,554,330	$36,207,665	$44,730,554	$68,727	$4,543,811		$224,643,979	$1,498,047
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.7%
BRAZIL — 4.2%
Ambev SA	325,185	$766,457
B3 SA - Brasil Bolsa Balcao	370,976	786,300
Banco Bradesco SA	110,323	218,618
Banco Bradesco SA Preference Shares	365,643	808,830
Banco BTG Pactual SA	80,848	475,689
Banco BTG Pactual SA Preference Shares	8	11
Banco do Brasil SA	117,996	580,746
BB Seguridade Participacoes SA	48,337	340,101
BRF SA	33,300	114,418
Caixa Seguridade Participacoes SA	39,200	102,044
CCR SA	68,769	139,756
Centrais Eletricas Brasileiras SA	83,257	592,923
Centrais Eletricas Brasileiras SA Preference Shares	16,600	128,739
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,800	584,114
Cia Energetica de Minas Gerais Preference Shares	121,558	217,748
Cia Paranaense de Energia - Copel Class B, Preference Shares	72,600	131,950
CPFL Energia SA	15,900	104,655
Embraer SA (a)	48,300	554,455
Energisa SA	17,940	125,287
Engie Brasil Energia SA	13,787	92,914
Equatorial Energia SA	81,030	452,709
Gerdau SA Preference Shares	93,558	264,291
Itau Unibanco Holding SA Preference Shares	365,927	2,006,716
Itausa SA Preference Shares	396,664	654,452
Klabin SA	56,807	185,070
Localiza Rent a Car SA	63,637	373,201
Natura & Co. Holding SA	59,290	103,412
NU Holdings Ltd. Class A (a)	219,200	2,244,608
Petroleo Brasileiro SA	255,414	1,820,293
Petroleo Brasileiro SA Preference Shares	307,698	1,996,291
PRIO SA (a)	56,300	391,215
Raia Drogasil SA	87,600	291,355
Rede D'Or Sao Luiz SA (b)	54,400	267,838
Rumo SA	88,100	249,488
Suzano SA	47,224	436,486
Telefonica Brasil SA	27,455	238,856
TIM SA	59,100	185,731
TOTVS SA	36,193	210,865
Ultrapar Participacoes SA	49,464	147,762
Vale SA	249,428	2,469,174
Vibra Energia SA	70,600	219,159
WEG SA	114,860	908,027
Security Description	Shares	Value
XP, Inc. Class A	25,900	$356,125
		23,338,879
CHILE — 0.4%
Banco de Chile	3,087,824	407,316
Banco de Credito e Inversiones SA	5,908	217,770
Banco Santander Chile	4,475,517	254,000
Cencosud SA	89,764	273,448
Empresas CMPC SA	74,701	122,412
Empresas Copec SA	27,314	187,922
Enel Americas SA	1,429,827	138,781
Enel Chile SA	1,820,157	119,384
Falabella SA	41,876	174,195
Latam Airlines Group SA	11,385,217	177,875
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	9,695	385,102
		2,458,205
CHINA — 27.6%
360 Security Technology, Inc. Class A	8,000	11,445
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	7,182
AAC Technologies Holdings, Inc.	53,000	323,410
Accelink Technologies Co. Ltd. Class A	1,600	10,202
Advanced Micro-Fabrication Equipment, Inc. China Class A	513	13,062
AECC Aero-Engine Control Co. Ltd. Class A	3,700	9,748
AECC Aviation Power Co. Ltd. Class A	1,700	8,487
Agricultural Bank of China Ltd. Class A	89,700	63,993
Agricultural Bank of China Ltd. Class H	1,907,500	1,148,917
Aier Eye Hospital Group Co. Ltd. Class A	7,836	14,332
Air China Ltd. Class A (a)	8,700	8,525
Airtac International Group	9,650	245,077
Akeso, Inc. (a) (b)	43,000	423,773
Alibaba Group Holding Ltd.	1,113,156	18,420,965
Alibaba Health Information Technology Ltd. (a) (c)	396,500	241,282
Aluminum Corp. of China Ltd. Class A	8,500	8,755
Aluminum Corp. of China Ltd. Class H	276,000	173,156
Angel Yeast Co. Ltd. Class A	600	2,854
Anhui Conch Cement Co. Ltd. Class A	2,500	8,352
Anhui Conch Cement Co. Ltd. Class H	83,000	234,777

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class A	300	$7,026
Anhui Gujing Distillery Co. Ltd. Class B	7,900	124,455
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	900	4,481
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	8,204
Anker Innovations Technology Co. Ltd. Class A	100	1,421
ANTA Sports Products Ltd.	87,000	956,706
Autohome, Inc. ADR	4,502	124,741
Avary Holding Shenzhen Co. Ltd. Class A	1,300	6,524
AviChina Industry & Technology Co. Ltd. Class H (c)	160,000	80,637
Avicopter PLC Class A	2,300	11,596
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	700	831
Baidu, Inc. Class A (a)	156,500	1,806,613
Bank of Beijing Co. Ltd. Class A	25,540	21,239
Bank of Changsha Co. Ltd. Class A	4,200	5,315
Bank of Chengdu Co. Ltd. Class A	6,200	14,687
Bank of China Ltd. Class A	32,600	25,133
Bank of China Ltd. Class H	4,916,000	2,969,471
Bank of Communications Co. Ltd. Class A	37,112	38,082
Bank of Communications Co. Ltd. Class H	596,000	532,674
Bank of Hangzhou Co. Ltd. Class A	3,000	5,968
Bank of Jiangsu Co. Ltd. Class A	13,336	17,466
Bank of Nanjing Co. Ltd. Class A	7,540	10,725
Bank of Ningbo Co. Ltd. Class A	6,000	21,334
Bank of Shanghai Co. Ltd. Class A	10,408	14,126
Baoshan Iron & Steel Co. Ltd. Class A	19,600	19,407
BeiGene Ltd. (a)	52,300	1,106,363
Beijing Enterprises Holdings Ltd. (c)	33,000	124,966
Beijing Enterprises Water Group Ltd.	258,000	74,488
Beijing Kingsoft Office Software, Inc. Class A	413	17,120
Beijing New Building Materials PLC Class A	2,800	11,226
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	5,443
Beijing Roborock Technology Co. Ltd. Class A	14	470
Security Description	Shares	Value
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,560	$12,742
Beijing Tong Ren Tang Co. Ltd. Class A	1,300	6,543
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	385	3,397
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	52,000	39,864
Bethel Automotive Safety Systems Co. Ltd. Class A	1,260	10,887
Bilibili, Inc. Class Z (a) (c)	15,860	304,190
BOC Aviation Ltd. (b)	13,600	106,267
BOC International China Co. Ltd. Class A	5,900	8,488
BOE Technology Group Co. Ltd. Class A	33,000	18,857
Bosideng International Holdings Ltd.	286,000	146,768
BYD Co. Ltd. Class A	1,800	93,368
BYD Co. Ltd. Class H	84,500	4,279,418
BYD Electronic International Co. Ltd. (c)	53,500	278,988
C&D International Investment Group Ltd.	49,134	102,729
Caitong Securities Co. Ltd. Class A	4,000	4,301
Cambricon Technologies Corp. Ltd. Class A (a)	450	38,870
Capital Securities Co. Ltd. Class A	3,700	10,898
CGN Power Co. Ltd. Class A	4,100	2,051
CGN Power Co. Ltd. Class H (b)	712,700	223,179
Changchun High-Tech Industry Group Co. Ltd. Class A	800	10,783
Changjiang Securities Co. Ltd. Class A	4,400	3,849
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	5,698
Chaozhou Three-Circle Group Co. Ltd. Class A	900	4,914
China CITIC Bank Corp. Ltd. Class H	608,000	476,989
China Coal Energy Co. Ltd. Class H (c)	140,000	142,933
China Communications Services Corp. Ltd. Class H	154,000	84,300
China Construction Bank Corp. Class A	10,700	13,003
China Construction Bank Corp. Class H	6,613,500	5,861,515
China CSSC Holdings Ltd. Class A	3,800	15,974
China Eastern Airlines Corp. Ltd. Class A (a)	17,600	8,800
China Energy Engineering Corp. Ltd. Class A	34,800	10,880

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Everbright Bank Co. Ltd. Class A	42,600	$22,190
China Everbright Bank Co. Ltd. Class H	209,000	85,201
China Feihe Ltd. (b)	254,000	191,687
China Galaxy Securities Co. Ltd. Class A	8,500	19,406
China Galaxy Securities Co. Ltd. Class H (c)	237,500	238,360
China Gas Holdings Ltd.	189,391	172,719
China Great Wall Securities Co. Ltd. Class A	8,300	9,210
China Greatwall Technology Group Co. Ltd. Class A (a)	3,600	6,981
China Hongqiao Group Ltd. (c)	196,500	406,546
China International Capital Corp. Ltd. Class A	1,600	7,590
China International Capital Corp. Ltd. Class H (b)	102,000	191,812
China Jushi Co. Ltd. Class A	5,629	9,993
China Life Insurance Co. Ltd. Class A	1,800	9,317
China Life Insurance Co. Ltd. Class H	513,000	991,767
China Literature Ltd. (a) (b) (c)	27,800	92,641
China Longyuan Power Group Corp. Ltd. Class H (c)	220,000	176,551
China Mengniu Dairy Co. Ltd.	215,000	531,112
China Merchants Bank Co. Ltd. Class A	19,000	113,265
China Merchants Bank Co. Ltd. Class H	269,500	1,598,090
China Merchants Energy Shipping Co. Ltd. Class A	5,200	4,665
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	2,400	4,373
China Merchants Port Holdings Co. Ltd.	85,455	146,956
China Merchants Securities Co. Ltd. Class A	9,050	22,119
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	10,112	12,758
China Minsheng Banking Corp. Ltd. Class A	41,100	22,105
China Minsheng Banking Corp. Ltd. Class H	446,700	201,454
China National Building Material Co. Ltd. Class H	195,639	100,981
China National Chemical Engineering Co. Ltd. Class A	8,900	8,810
China National Nuclear Power Co. Ltd. Class A	17,000	21,567
China National Software & Service Co. Ltd. Class A (a)	2,000	11,937
Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	4,100	$12,801
China Oilfield Services Ltd. Class H	120,000	99,300
China Overseas Land & Investment Ltd.	262,500	469,933
China Pacific Insurance Group Co. Ltd. Class A	6,900	30,568
China Pacific Insurance Group Co. Ltd. Class H	180,800	569,697
China Petroleum & Chemical Corp. Class A	30,100	23,755
China Petroleum & Chemical Corp. Class H	1,656,000	873,839
China Power International Development Ltd. (c)	284,000	107,130
China Railway Group Ltd. Class A	14,300	10,891
China Railway Group Ltd. Class H	280,000	123,886
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,567
China Rare Earth Resources & Technology Co. Ltd. Class A	700	3,052
China Resources Beer Holdings Co. Ltd.	110,333	398,743
China Resources Gas Group Ltd.	62,200	185,588
China Resources Land Ltd.	220,500	731,553
China Resources Microelectronics Ltd. Class A	1,371	8,468
China Resources Mixc Lifestyle Services Ltd. (b)	47,200	208,785
China Resources Pharmaceutical Group Ltd. (b)	127,500	82,902
China Resources Power Holdings Co. Ltd. (c)	140,000	333,092
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	270	1,565
China Ruyi Holdings Ltd. (a) (c)	428,000	131,607
China Shenhua Energy Co. Ltd. Class A	6,800	35,910
China Shenhua Energy Co. Ltd. Class H (c)	231,000	937,247
China Southern Airlines Co. Ltd. Class A (a)	12,800	9,992
China State Construction Engineering Corp. Ltd. Class A	42,600	30,872
China State Construction International Holdings Ltd.	142,000	183,830
China Taiping Insurance Holdings Co. Ltd.	101,400	154,398

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Three Gorges Renewables Group Co. Ltd. Class A	17,900	$10,421
China Tourism Group Duty Free Corp. Ltd. Class A	2,300	19,070
China Tower Corp. Ltd. Class H (b)	310,100	417,782
China United Network Communications Ltd. Class A	31,900	24,443
China Vanke Co. Ltd. Class A (a)	3,700	3,591
China Vanke Co. Ltd. Class H (a) (c)	144,400	102,928
China Yangtze Power Co. Ltd. Class A	23,905	91,496
China Zheshang Bank Co. Ltd. Class A	8,510	3,448
Chongqing Brewery Co. Ltd. Class A	900	7,253
Chongqing Changan Automobile Co. Ltd. Class A	9,794	17,632
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	6,110
Chongqing Zhifei Biological Products Co. Ltd. Class A	2,450	8,196
Chow Tai Fook Jewellery Group Ltd. (c)	133,400	151,166
CITIC Ltd.	276,000	340,703
CITIC Securities Co. Ltd. Class A	13,330	48,591
CITIC Securities Co. Ltd. Class H	106,725	279,768
CMOC Group Ltd. Class A	21,200	22,311
CMOC Group Ltd. Class H	261,000	215,778
CNGR Advanced Material Co. Ltd. Class A	1,120	5,429
CNPC Capital Co. Ltd. Class A	14,400	12,650
Contemporary Amperex Technology Co. Ltd. Class A	4,080	142,522
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	9,724
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	84,000	68,018
COSCO SHIPPING Holdings Co. Ltd. Class A	9,400	18,855
COSCO SHIPPING Holdings Co. Ltd. Class H	195,974	309,259
CRRC Corp. Ltd. Class A	22,412	21,793
CRRC Corp. Ltd. Class H	306,000	190,938
CSC Financial Co. Ltd. Class A	3,300	10,974
CSPC Pharmaceutical Group Ltd.	562,240	357,387
Daqin Railway Co. Ltd. Class A	21,900	19,706
Dong-E-E-Jiao Co. Ltd. Class A	500	4,160
Dongfang Electric Corp. Ltd. Class A	5,600	11,555
Security Description	Shares	Value
Dongxing Securities Co. Ltd. Class A	2,700	$4,272
East Money Information Co. Ltd. Class A	13,379	41,639
Eastroc Beverage Group Co. Ltd. Class A	280	9,601
Ecovacs Robotics Co. Ltd. Class A	1,000	8,475
Empyrean Technology Co. Ltd. Class A	800	12,749
ENN Energy Holdings Ltd.	54,900	453,831
ENN Natural Gas Co. Ltd. Class A	4,000	10,789
Eoptolink Technology, Inc. Ltd. Class A	800	11,055
Eve Energy Co. Ltd. Class A	1,281	8,326
Everbright Securities Co. Ltd. Class A	2,199	5,166
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	7,953
Far East Horizon Ltd.	127,000	103,979
FAW Jiefang Group Co. Ltd. Class A	2,600	2,897
Flat Glass Group Co. Ltd. Class A	3,400	8,323
Focus Media Information Technology Co. Ltd. Class A	9,200	8,897
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,294	24,011
Fosun International Ltd.	167,000	89,578
Founder Securities Co. Ltd. Class A	8,600	9,245
Foxconn Industrial Internet Co. Ltd. Class A	14,100	39,296
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	9,666
Fuyao Glass Industry Group Co. Ltd. Class H (b)	40,856	292,333
Ganfeng Lithium Group Co. Ltd. Class A	1,720	8,027
GCL Technology Holdings Ltd. (a) (c)	1,526,000	192,896
GD Power Development Co. Ltd. Class A	7,900	4,830
Geely Automobile Holdings Ltd.	416,000	893,120
GEM Co. Ltd. Class A	3,900	3,497
Genscript Biotech Corp. (a)	78,000	123,969
GF Securities Co. Ltd. Class A	7,100	15,739
Giant Biogene Holding Co. Ltd. (b)	20,600	187,347
GigaDevice Semiconductor, Inc. Class A (a)	892	14,410
GoerTek, Inc. Class A	4,800	17,321
Goldwind Science & Technology Co. Ltd. Class A	7,100	8,681
Goneo Group Co. Ltd. Class A	50	496
Gotion High-tech Co. Ltd. Class A	1,600	4,807

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co. Ltd. Class A	2,700	$9,714
Great Wall Motor Co. Ltd. Class H	157,500	276,254
Gree Electric Appliances, Inc. of Zhuhai Class A	3,400	21,265
GRG Banking Equipment Co. Ltd. Class A	2,300	4,202
Guangdong Haid Group Co. Ltd. Class A	800	5,507
Guangdong Investment Ltd.	204,000	150,214
Guanghui Energy Co. Ltd. Class A	13,500	11,308
Guangzhou Automobile Group Co. Ltd. Class A	7,200	8,434
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	8,383
Guangzhou Haige Communications Group, Inc. Co. Class A	1,500	2,308
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,520	3,901
Guolian Minsheng Securities Co. Ltd. Class A	1,300	1,841
Guosen Securities Co. Ltd. Class A	10,100	14,275
Guotai Junan Securities Co. Ltd. Class A	13,668	32,367
Guotai Junan Securities Co. Ltd. Class H (b)	138,632	201,623
Guoyuan Securities Co. Ltd. Class A	2,820	3,017
H World Group Ltd. ADR	14,100	521,841
Haidilao International Holding Ltd. (b)	117,000	263,916
Haier Smart Home Co. Ltd. Class A	5,700	21,476
Haier Smart Home Co. Ltd. Class H	166,600	537,117
Hainan Airlines Holding Co. Ltd. Class A (a)	44,900	8,611
Haitian International Holdings Ltd.	42,000	111,576
Hangzhou First Applied Material Co. Ltd. Class A	5,229	10,133
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	3,200	10,679
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	4,195
Hansoh Pharmaceutical Group Co. Ltd. (b)	80,000	251,824
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	8,993
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	5,436
Security Description	Shares	Value
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	$7,414
Hengan International Group Co. Ltd.	44,000	123,002
Hengli Petrochemical Co. Ltd. Class A	4,700	9,943
Hengtong Optic-electric Co. Ltd. Class A	4,300	9,874
Hisense Home Appliances Group Co. Ltd. Class H (c)	23,000	77,170
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	27,492
Hoshine Silicon Industry Co. Ltd. Class A	900	6,795
Hua Hong Semiconductor Ltd. (b) (c)	45,800	184,778
Huadian Power International Corp. Ltd. Class A	13,400	10,600
Huadong Medicine Co. Ltd. Class A	1,760	8,881
Huafon Chemical Co. Ltd. Class A	4,400	4,709
Huaibei Mining Holdings Co. Ltd. Class A	3,000	5,392
Hualan Biological Engineering, Inc. Class A	4,810	10,284
Huaneng Lancang River Hydropower, Inc. Class A	700	883
Huaneng Power International, Inc. Class A	2,900	2,764
Huaneng Power International, Inc. Class H	288,000	167,096
Huaqin Technology Co. Ltd. Class A	300	3,318
Huatai Securities Co. Ltd. Class A	6,118	13,939
Huatai Securities Co. Ltd. Class H (b)	87,300	140,789
Huaxia Bank Co. Ltd. Class A	8,400	9,061
Huayu Automotive Systems Co. Ltd. Class A	3,100	7,733
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	3,120
Humanwell Healthcare Group Co. Ltd. Class A	4,400	12,474
Hunan Valin Steel Co. Ltd. Class A	9,900	6,780
Hundsun Technologies, Inc. Class A	471	1,826
Hygon Information Technology Co. Ltd. Class A	2,269	44,417
IEIT Systems Co. Ltd. Class A	1,848	13,710
Iflytek Co. Ltd. Class A	1,550	10,194
Imeik Technology Development Co. Ltd. Class A	240	5,900
Industrial & Commercial Bank of China Ltd. Class A	66,142	62,753

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	4,772,000	$3,405,710
Industrial Bank Co. Ltd. Class A	18,299	54,499
Industrial Securities Co. Ltd. Class A	8,600	6,971
Ingenic Semiconductor Co. Ltd. Class A	700	6,938
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	21,600	5,322
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	265
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	8,364
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,900	22,802
Inner Mongolia Yitai Coal Co. Ltd. Class B	72,000	156,896
Innovent Biologics, Inc. (a) (b)	84,000	505,491
Isoftstone Information Technology Group Co. Ltd. Class A	200	1,586
JA Solar Technology Co. Ltd. Class A	7,280	11,559
JCET Group Co. Ltd. Class A	2,200	10,656
JD Health International, Inc. (a) (b)	76,250	325,644
JD Logistics, Inc. (a) (b)	133,500	215,769
JD.com, Inc. Class A	167,772	3,451,838
Jiangsu Eastern Shenghong Co. Ltd. Class A	6,700	7,645
Jiangsu Expressway Co. Ltd. Class H	80,000	95,009
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,564	17,192
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,744	38,816
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,300	9,461
Jiangsu Yanghe Distillery Co. Ltd. Class A	900	9,447
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	10,280
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	800	3,839
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,100	6,225
Jiangxi Copper Co. Ltd. Class A	1,800	5,729
Jiangxi Copper Co. Ltd. Class H	74,000	130,237
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	10,781
Jinko Solar Co. Ltd. Class A	15,328	13,689
Juneyao Airlines Co. Ltd. Class A	5,000	9,023
Kanzhun Ltd. ADR (a)	18,400	352,728
KE Holdings, Inc. ADR	48,100	966,329
Security Description	Shares	Value
Kingdee International Software Group Co. Ltd. (a)	208,000	$354,151
Kingsoft Corp. Ltd.	63,600	309,786
Kuaishou Technology (a) (b)	185,200	1,298,918
Kuang-Chi Technologies Co. Ltd. Class A	2,400	12,535
Kunlun Energy Co. Ltd.	264,000	258,011
Kweichow Moutai Co. Ltd. Class A	1,199	257,746
LB Group Co. Ltd. Class A	3,500	8,579
Lenovo Group Ltd.	554,000	752,976
Lens Technology Co. Ltd. Class A	6,100	21,342
Li Auto, Inc. Class A (a)	85,200	1,073,882
Li Ning Co. Ltd.	162,500	333,584
Liaoning Port Co. Ltd. Class A	42,900	8,794
Lingyi iTech Guangdong Co. Class A	10,200	12,784
Longfor Group Holdings Ltd. (b)	142,378	180,174
LONGi Green Energy Technology Co. Ltd. Class A	9,124	19,915
Loongson Technology Corp. Ltd. Class A (a)	649	11,168
Luxshare Precision Industry Co. Ltd. Class A	7,871	44,446
Luzhou Laojiao Co. Ltd. Class A	1,100	19,660
Mango Excellent Media Co. Ltd. Class A	340	1,295
Maxscend Microelectronics Co. Ltd. Class A	1,184	13,122
Meituan Class B (a) (b)	338,430	6,811,053
Metallurgical Corp. of China Ltd. Class A	17,500	7,276
Midea Group Co. Ltd. (a)	20,500	207,865
Midea Group Co. Ltd. Class A	3,100	33,505
MINISO Group Holding Ltd.	2,800	12,908
MINISO Group Holding Ltd. ADR (c)	6,396	118,262
MMG Ltd. (a)	292,000	100,774
Montage Technology Co. Ltd. Class A	639	6,918
Muyuan Foods Co. Ltd. Class A	4,276	22,804
Nanjing Securities Co. Ltd. Class A	8,400	9,499
NARI Technology Co. Ltd. Class A	7,941	23,938
National Silicon Industry Group Co. Ltd. Class A	668	1,714
NAURA Technology Group Co. Ltd. Class A	600	34,516
NetEase, Inc.	132,825	2,728,975
NetEase, Inc. ADR	1	103
New China Life Insurance Co. Ltd. Class A	2,500	17,741
New China Life Insurance Co. Ltd. Class H	62,600	239,381
New Hope Liuhe Co. Ltd. Class A (a)	100	128

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc.	100,200	$476,700
Ninestar Corp. Class A (a)	1,100	3,676
Ningbo Deye Technology Co. Ltd. Class A	260	3,276
Ningbo Orient Wires & Cables Co. Ltd. Class A	500	3,365
Ningbo Sanxing Medical Electric Co. Ltd. Class A	2,800	11,395
Ningbo Tuopu Group Co. Ltd. Class A	2,070	16,703
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,100	12,202
NIO, Inc. Class A (a) (c)	98,840	374,240
Nongfu Spring Co. Ltd. Class H (b) (c)	138,200	599,612
Oppein Home Group, Inc. Class A	380	3,267
Orient Securities Co. Ltd. Class A	7,992	10,398
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	8,224
PDD Holdings, Inc. ADR (a)	47,800	5,657,130
People's Insurance Co. Group of China Ltd. Class A	9,800	9,203
People's Insurance Co. Group of China Ltd. Class H	594,000	307,741
PetroChina Co. Ltd. Class A	19,500	22,102
PetroChina Co. Ltd. Class H	1,454,000	1,179,016
Pharmaron Beijing Co. Ltd. Class A	1,275	4,725
PICC Property & Casualty Co. Ltd. Class H	475,000	879,692
Ping An Bank Co. Ltd. Class A	19,900	30,857
Ping An Insurance Group Co. of China Ltd. Class A	10,400	73,952
Ping An Insurance Group Co. of China Ltd. Class H	460,500	2,749,108
Piotech, Inc. Class A	52	1,131
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	8,637
Pop Mart International Group Ltd. (b)	37,000	747,907
Postal Savings Bank of China Co. Ltd. Class A	27,500	19,729
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	604,000	373,804
Power Construction Corp. of China Ltd. Class A	8,500	5,608
Qifu Technology, Inc. ADR	8,000	359,280
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,000	6,831
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,000	7,854
Rockchip Electronics Co. Ltd. Class A	200	4,810
Security Description	Shares	Value
Rongsheng Petrochemical Co. Ltd. Class A	5,155	$6,110
SAIC Motor Corp. Ltd. Class A	5,300	11,560
Sailun Group Co. Ltd. Class A	3,000	5,970
Sanan Optoelectronics Co. Ltd. Class A	5,100	8,370
Sany Heavy Industry Co. Ltd. Class A	6,655	17,506
Satellite Chemical Co. Ltd. Class A	3,586	11,344
SDIC Capital Co. Ltd. Class A	600	585
SDIC Power Holdings Co. Ltd. Class A	4,900	9,731
Seres Group Co. Ltd. Class A	1,100	19,152
SF Holding Co. Ltd. Class A	4,000	23,734
SG Micro Corp. Class A	877	10,580
Shaanxi Coal Industry Co. Ltd. Class A	7,300	19,918
Shandong Gold Mining Co. Ltd. Class A	3,028	11,265
Shandong Gold Mining Co. Ltd. Class H (b)	51,250	122,404
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	150	457
Shandong Linglong Tyre Co. Ltd. Class A	800	1,958
Shandong Nanshan Aluminum Co. Ltd. Class A	10,389	5,459
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	7,895
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	164,000	125,630
Shanghai Baosight Software Co. Ltd. Class A	3,000	12,646
Shanghai Baosight Software Co. Ltd. Class B	46,778	83,183
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	259	6,511
Shanghai Electric Group Co. Ltd. Class A (a)	7,000	7,402
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,020	6,902
Shanghai International Airport Co. Ltd. Class A	2,968	13,209
Shanghai M&G Stationery, Inc. Class A	1,600	6,730
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,700	6,892
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	50,000	71,978
Shanghai Pudong Development Bank Co. Ltd. Class A	28,200	40,461
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,554	3,928
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	2,648

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Rural Commercial Bank Co. Ltd. Class A	11,000	$12,633
Shanghai United Imaging Healthcare Co. Ltd. Class A	982	16,460
Shanjin International Gold Co. Ltd. Class A	3,460	9,212
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	12,485
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	7,624
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,080	31,857
Shenergy Co. Ltd. Class A	100	123
Shengyi Technology Co. Ltd. Class A	2,800	10,576
Shennan Circuits Co. Ltd. Class A	160	2,805
Shenwan Hongyuan Group Co. Ltd. Class A	26,800	18,204
Shenzhen Energy Group Co. Ltd. Class A	12,700	11,088
Shenzhen Inovance Technology Co. Ltd. Class A	1,650	15,489
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,200	38,651
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	9,597
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	800	3,616
Shenzhen Transsion Holdings Co. Ltd. Class A	1,331	16,643
Shenzhou International Group Holdings Ltd.	56,200	422,641
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	10,438
Sichuan Chuantou Energy Co. Ltd. Class A	5,300	11,705
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,300	10,194
Sichuan Road & Bridge Group Co. Ltd. Class A	1,000	1,093
Sieyuan Electric Co. Ltd. Class A	1,200	12,581
Silergy Corp.	23,000	267,163
Sinolink Securities Co. Ltd. Class A	8,500	9,793
Sinopharm Group Co. Ltd. Class H	90,000	208,885
Sinotruk Hong Kong Ltd.	46,500	126,318
Smoore International Holdings Ltd. (b) (c)	131,000	223,855
SooChow Securities Co. Ltd. Class A	4,200	4,515
Security Description	Shares	Value
Southwest Securities Co. Ltd. Class A	3,100	$1,853
Spring Airlines Co. Ltd. Class A	300	2,142
Sungrow Power Supply Co. Ltd. Class A	1,900	18,183
Sunny Optical Technology Group Co. Ltd.	48,700	449,637
Sunwoda Electronic Co. Ltd. Class A	1,700	5,189
SUPCON Technology Co. Ltd. Class A	8	59
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	12,221
Suzhou Maxwell Technologies Co. Ltd. Class A	121	1,368
Suzhou TFC Optical Communication Co. Ltd. Class A	560	6,663
TAL Education Group ADR (a)	28,200	372,522
TBEA Co. Ltd. Class A	5,173	8,560
TCL Technology Group Corp. Class A	10,420	6,381
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,150	3,860
Tencent Holdings Ltd.	444,400	28,399,536
Tencent Music Entertainment Group ADR	51,700	744,997
Tianqi Lithium Corp. Class A	1,400	5,842
Tianshan Aluminum Group Co. Ltd. Class A	3,000	3,680
Tianshui Huatian Technology Co. Ltd. Class A	2,500	3,661
Tingyi Cayman Islands Holding Corp.	132,000	221,642
Tongcheng Travel Holdings Ltd.	88,400	237,728
TongFu Microelectronics Co. Ltd. Class A	1,500	5,558
Tongkun Group Co. Ltd. Class A	1,600	2,582
Tongling Nonferrous Metals Group Co. Ltd. Class A	17,900	8,482
Tongwei Co. Ltd. Class A	2,400	6,324
TravelSky Technology Ltd. Class H	68,000	100,985
Trina Solar Co. Ltd. Class A	1,727	4,008
Trip.com Group Ltd.	42,517	2,703,069
Tsingtao Brewery Co. Ltd. Class A	200	2,102
Tsingtao Brewery Co. Ltd. Class H (c)	42,000	302,495
Unigroup Guoxin Microelectronics Co. Ltd. Class A	879	7,987
Unisplendour Corp. Ltd. Class A	1,860	7,061
Victory Giant Technology Huizhou Co. Ltd. Class A	800	9,126
Vipshop Holdings Ltd. ADR (a)	22,288	349,476

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Wanhua Chemical Group Co. Ltd. Class A	2,400	$22,210
Want Want China Holdings Ltd.	334,000	210,371
Weichai Power Co. Ltd. Class A	4,500	10,191
Weichai Power Co. Ltd. Class H	132,000	278,053
Weihai Guangwei Composites Co. Ltd. Class A	1,280	5,484
Wens Foodstuff Group Co. Ltd. Class A	6,640	15,239
Western Securities Co. Ltd. Class A	3,600	3,885
Western Superconducting Technologies Co. Ltd. Class A	1,083	6,925
Will Semiconductor Co. Ltd. Shanghai Class A	875	16,104
Wingtech Technology Co. Ltd. Class A	1,100	4,951
Wintime Energy Group Co. Ltd. Class A	50,600	10,045
Wuhan Guide Infrared Co. Ltd. Class A	3,249	3,558
Wuliangye Yibin Co. Ltd. Class A	3,500	63,319
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,080	9,544
WuXi AppTec Co. Ltd. Class A	1,833	17,047
WuXi AppTec Co. Ltd. Class H (b)	21,591	192,842
Wuxi Biologics Cayman, Inc. (a) (b)	240,000	839,509
XCMG Construction Machinery Co. Ltd. Class A	7,600	9,026
Xiamen C & D, Inc. Class A	1,900	2,705
Xiamen Tungsten Co. Ltd. Class A	1,100	2,932
Xiaomi Corp. Class B (a) (b)	1,132,900	7,169,745
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	10,852
Xinyi Solar Holdings Ltd. (c)	326,089	126,024
XPeng, Inc. Class A (a)	84,900	877,513
Yadea Group Holdings Ltd. (b) (c)	86,238	168,017
Yankuang Energy Group Co. Ltd. Class A	3,295	6,046
Yankuang Energy Group Co. Ltd. Class H	220,000	228,388
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	3,000
Yealink Network Technology Corp. Ltd. Class A	1,300	7,315
Yifeng Pharmacy Chain Co. Ltd. Class A	2,139	7,328
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	12,558
Yonyou Network Technology Co. Ltd. Class A (a)	678	1,418
Youngor Fashion Co. Ltd. Class A	5,400	5,999
Security Description	Shares	Value
YTO Express Group Co. Ltd. Class A	1,500	$2,626
Yum China Holdings, Inc.	26,200	1,363,972
Yunnan Aluminium Co. Ltd. Class A	5,200	12,457
Yunnan Baiyao Group Co. Ltd. Class A	1,078	8,421
Yunnan Energy New Material Co. Ltd. Class A	2,400	10,200
Yunnan Yuntianhua Co. Ltd. Class A	2,500	7,867
Yutong Bus Co. Ltd. Class A	2,200	8,043
Zangge Mining Co. Ltd. Class A	1,600	7,909
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	13,906
Zhaojin Mining Industry Co. Ltd. Class H (c)	105,500	210,765
Zhejiang China Commodities City Group Co. Ltd. Class A	6,000	12,583
Zhejiang Chint Electrics Co. Ltd. Class A	2,100	6,820
Zhejiang Dahua Technology Co. Ltd. Class A	3,300	7,752
Zhejiang Dingli Machinery Co. Ltd. Class A	160	1,302
Zhejiang Expressway Co. Ltd. Class H	106,840	87,223
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,580	7,428
Zhejiang Juhua Co. Ltd. Class A	4,200	14,329
Zhejiang Leapmotor Technology Co. Ltd. (a) (b)	34,700	225,147
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	9,578
Zhejiang NHU Co. Ltd. Class A	3,216	9,910
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,900	7,589
Zhejiang Supor Co. Ltd. Class A	1,300	10,451
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	4,200	10,199
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	12,699
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	5,966
Zheshang Securities Co. Ltd. Class A	3,700	5,803
Zhongji Innolight Co. Ltd. Class A	1,360	18,890
Zhongjin Gold Corp. Ltd. Class A	5,000	9,740
Zhongsheng Group Holdings Ltd.	54,000	95,114
Zhongtai Securities Co. Ltd. Class A	600	531
Zhuzhou CRRC Times Electric Co. Ltd. Class H	32,600	135,356

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class A	21,300	$53,459
Zijin Mining Group Co. Ltd. Class H	392,000	894,635
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,800	7,037
ZTE Corp. Class A	3,500	16,551
ZTE Corp. Class H (c)	52,800	162,937
ZTO Express Cayman, Inc.	29,050	574,418
		152,010,428
COLOMBIA — 0.1%
Bancolombia SA	17,847	200,075
Bancolombia SA Preference Shares	30,780	309,381
Interconexion Electrica SA ESP	31,268	142,450
		651,906
CZECH REPUBLIC — 0.2%
CEZ AS	11,068	546,842
Komercni Banka AS	5,120	247,663
Moneta Money Bank AS (b)	16,839	106,562
		901,067
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	156,754	255,574
Eastern Co. SAE	96,774	63,629
Talaat Moustafa Group	60,178	63,189
		382,392
GREECE — 0.6%
Alpha Services & Holdings SA	152,719	366,432
Eurobank Ergasias Services & Holdings SA Class A	176,418	473,423
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	11,539	187,533
Jumbo SA	7,815	214,033
Metlen Energy & Metals SA	7,574	333,453
National Bank of Greece SA	59,705	613,022
OPAP SA	12,466	247,396
Piraeus Financial Holdings SA	72,220	396,427
Public Power Corp. SA	12,433	186,503
		3,018,222
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
J&T Global Express Ltd. (a) (c)	170,200	123,862
Orient Overseas International Ltd.	9,500	140,647
Sino Biopharmaceutical Ltd.	704,000	340,451
		604,960
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	27,512	216,588
OTP Bank Nyrt	15,442	1,037,202
Security Description	Shares	Value
Richter Gedeon Nyrt	9,488	$260,896
		1,514,686
INDIA — 18.2%
ABB India Ltd.	3,781	244,021
Adani Enterprises Ltd.	11,229	302,827
Adani Ports & Special Economic Zone Ltd.	37,013	509,648
Adani Power Ltd. (a)	41,008	242,367
Alkem Laboratories Ltd.	2,860	162,912
Ambuja Cements Ltd.	43,682	273,736
APL Apollo Tubes Ltd.	12,427	221,395
Apollo Hospitals Enterprise Ltd.	7,048	544,342
Ashok Leyland Ltd.	105,126	249,211
Asian Paints Ltd.	26,731	730,343
Astral Ltd.	9,262	139,890
AU Small Finance Bank Ltd. (b)	24,736	153,957
Aurobindo Pharma Ltd. (a)	18,510	250,407
Avenue Supermarts Ltd. (a) (b)	11,151	531,714
Axis Bank Ltd.	158,273	2,030,241
Bajaj Auto Ltd.	4,711	432,457
Bajaj Finance Ltd.	19,246	2,005,217
Bajaj Finserv Ltd.	26,305	615,151
Bajaj Holdings & Investment Ltd.	1,895	275,699
Balkrishna Industries Ltd.	5,240	156,139
Bank of Baroda	71,311	189,720
Bharat Electronics Ltd.	251,646	880,244
Bharat Forge Ltd.	18,442	250,864
Bharat Heavy Electricals Ltd.	71,528	179,637
Bharat Petroleum Corp. Ltd.	104,880	339,658
Bharti Airtel Ltd.	177,337	3,585,095
Bosch Ltd.	504	166,809
Britannia Industries Ltd.	7,621	439,092
BSE Ltd.	4,686	298,357
Canara Bank	133,674	138,312
CG Power & Industrial Solutions Ltd.	41,617	309,139
Cholamandalam Investment & Finance Co. Ltd.	28,816	510,222
Cipla Ltd.	36,049	605,799
Coal India Ltd.	129,653	601,088
Colgate-Palmolive India Ltd.	9,579	267,426
Container Corp. of India Ltd.	16,431	132,438
Cummins India Ltd.	9,568	339,627
Dabur India Ltd.	37,583	222,248
Divi's Laboratories Ltd.	8,374	564,272
Dixon Technologies India Ltd.	2,502	383,748
DLF Ltd.	51,851	409,854
Dr. Reddy's Laboratories Ltd.	40,937	546,981
Eicher Motors Ltd.	9,610	599,507
GAIL India Ltd.	156,702	333,866
GMR Airports Ltd. (a)	180,277	158,619
Godrej Consumer Products Ltd.	28,519	385,684
Godrej Properties Ltd. (a)	10,583	261,553
Grasim Industries Ltd.	18,448	561,831
Havells India Ltd.	17,055	304,044
HCL Technologies Ltd.	65,517	1,213,723

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HDFC Asset Management Co. Ltd. (b)	6,547	$306,310
HDFC Bank Ltd.	391,897	8,353,757
HDFC Life Insurance Co. Ltd. (b)	66,408	530,733
Hero MotoCorp Ltd.	8,358	362,709
Hindalco Industries Ltd.	92,732	735,842
Hindustan Aeronautics Ltd.	14,070	683,664
Hindustan Petroleum Corp. Ltd.	65,889	275,805
Hindustan Unilever Ltd.	56,767	1,499,063
Hyundai Motor India Ltd. (a)	11,132	222,406
ICICI Bank Ltd.	364,508	5,729,343
ICICI Lombard General Insurance Co. Ltd. (b)	16,766	350,968
ICICI Prudential Life Insurance Co. Ltd. (b)	24,683	162,475
IDFC First Bank Ltd. (a)	254,010	162,517
Indian Hotels Co. Ltd.	59,850	548,430
Indian Oil Corp. Ltd.	191,979	284,549
Indian Railway Catering & Tourism Corp. Ltd.	16,175	137,057
Indus Towers Ltd. (a)	81,928	318,580
IndusInd Bank Ltd.	40,744	308,306
Info Edge India Ltd.	4,973	415,204
Infosys Ltd.	229,868	4,211,998
InterGlobe Aviation Ltd. (a) (b)	13,197	786,532
ITC Ltd.	209,654	1,001,769
Jindal Stainless Ltd.	22,311	150,940
Jindal Steel & Power Ltd.	27,740	293,569
Jio Financial Services Ltd. (a)	200,254	530,326
JSW Energy Ltd.	30,472	191,002
JSW Steel Ltd.	41,908	516,873
Jubilant Foodworks Ltd.	25,279	195,699
Kalyan Jewellers India Ltd.	27,935	151,810
Kotak Mahindra Bank Ltd.	75,544	1,912,447
Larsen & Toubro Ltd.	46,549	1,892,974
LTIMindtree Ltd. (b)	5,029	262,717
Lupin Ltd.	15,910	376,718
Macrotech Developers Ltd. (b)	21,049	293,675
Mahindra & Mahindra Ltd.	64,448	2,000,415
Mankind Pharma Ltd. (a)	7,559	213,538
Marico Ltd.	36,460	277,358
Maruti Suzuki India Ltd.	8,673	1,165,098
Max Healthcare Institute Ltd.	53,460	683,792
Mphasis Ltd.	7,169	208,802
MRF Ltd.	165	216,892
Muthoot Finance Ltd.	8,314	231,152
Nestle India Ltd.	23,169	608,792
NHPC Ltd.	210,420	200,860
NMDC Ltd.	210,436	168,243
NTPC Ltd.	300,994	1,251,396
Oberoi Realty Ltd.	8,693	165,557
Oil & Natural Gas Corp. Ltd.	215,922	620,523
Oil India Ltd.	33,263	150,067
Oracle Financial Services Software Ltd.	1,463	133,320
Page Industries Ltd.	429	213,805
Security Description	Shares	Value
PB Fintech Ltd. (a)	24,280	$448,377
Persistent Systems Ltd.	7,632	489,787
Petronet LNG Ltd.	52,194	178,775
Phoenix Mills Ltd.	13,969	267,669
PI Industries Ltd.	5,308	212,252
Pidilite Industries Ltd.	10,624	353,539
Polycab India Ltd.	3,719	222,938
Power Finance Corp. Ltd.	104,574	503,166
Power Grid Corp. of India Ltd.	320,570	1,084,860
Prestige Estates Projects Ltd.	11,760	162,445
Punjab National Bank	162,596	181,788
Rail Vikas Nigam Ltd.	35,290	143,830
REC Ltd.	92,626	461,727
Reliance Industries Ltd.	421,567	6,267,571
Samvardhana Motherson International Ltd.	218,630	331,968
SBI Cards & Payment Services Ltd.	19,617	201,647
SBI Life Insurance Co. Ltd. (b)	31,594	569,883
Shree Cement Ltd.	631	224,394
Shriram Finance Ltd.	97,001	740,780
Siemens Ltd.	6,207	380,907
Solar Industries India Ltd.	1,904	248,905
Sona Blw Precision Forgings Ltd. (b)	30,718	164,710
SRF Ltd.	9,077	311,288
State Bank of India	123,049	1,106,297
Sun Pharmaceutical Industries Ltd.	66,227	1,342,072
Sundaram Finance Ltd.	4,687	250,169
Supreme Industries Ltd.	4,421	176,276
Suzlon Energy Ltd. (a)	671,850	441,883
Tata Communications Ltd.	7,600	139,676
Tata Consultancy Services Ltd.	62,542	2,630,926
Tata Consumer Products Ltd.	41,792	487,797
Tata Elxsi Ltd.	2,331	141,624
Tata Motors Ltd.	139,608	1,094,618
Tata Power Co. Ltd.	112,465	491,154
Tata Steel Ltd.	522,813	933,955
Tech Mahindra Ltd.	36,963	609,682
Thermax Ltd.	3,063	130,509
Titan Co. Ltd.	24,449	872,525
Torrent Pharmaceuticals Ltd.	7,692	289,520
Torrent Power Ltd.	12,672	218,963
Trent Ltd.	12,472	773,130
Tube Investments of India Ltd.	7,549	243,344
TVS Motor Co. Ltd.	16,711	471,082
UltraTech Cement Ltd.	8,066	1,081,902
Union Bank of India Ltd.	101,800	149,150
United Spirits Ltd.	19,807	324,081
UPL Ltd. (e)	31,873	236,706
UPL Ltd. (a) (e)	4,162	21,082
Varun Beverages Ltd.	86,538	544,527
Vedanta Ltd.	93,800	505,462
Vodafone Idea Ltd. (a)	1,645,032	130,127
Voltas Ltd.	16,260	276,628

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Wipro Ltd.	179,571	$547,699
Yes Bank Ltd. (a)	968,718	190,412
Zomato Ltd. (a)	498,018	1,169,888
Zydus Lifesciences Ltd.	17,537	181,392
		100,274,972
INDONESIA — 1.2%
Alamtri Resources Indonesia Tbk. PT	1,037,600	115,268
Amman Mineral Internasional PT (a)	464,100	149,878
Astra International Tbk. PT	1,422,600	421,018
Bank Central Asia Tbk. PT	3,883,300	1,993,240
Bank Mandiri Persero Tbk. PT (a)	2,623,100	814,308
Bank Negara Indonesia Persero Tbk. PT (a)	1,070,400	271,490
Bank Rakyat Indonesia Persero Tbk. PT	4,764,013	1,151,614
Barito Pacific Tbk. PT	1,723,042	73,309
Chandra Asri Pacific Tbk. PT	557,500	242,391
Charoen Pokphand Indonesia Tbk. PT	545,100	144,160
GoTo Gojek Tokopedia Tbk. PT (a)	61,538,100	306,038
Indofood CBP Sukses Makmur Tbk. PT	160,300	98,494
Indofood Sukses Makmur Tbk. PT	327,100	140,148
Kalbe Farma Tbk. PT	1,548,000	106,098
Sumber Alfaria Trijaya Tbk. PT	1,328,400	164,425
Telkom Indonesia Persero Tbk. PT	3,468,700	503,758
United Tractors Tbk. PT	105,100	148,990
		6,844,627
KUWAIT — 0.8%
Boubyan Bank KSCP	103,986	231,092
Gulf Bank KSCP	140,486	161,780
Kuwait Finance House KSCP	716,847	1,843,780
Mabanee Co. KPSC (a)	51,826	138,639
Mobile Telecommunications Co. KSCP	136,344	212,101
National Bank of Kuwait SAKP	553,760	1,879,862
		4,467,254
LUXEMBOURG — 0.1%
Reinet Investments SCA	9,217	223,115
Zabka Group SA (a)	21,406	114,178
		337,293
MALAYSIA — 1.3%
AMMB Holdings Bhd.	175,800	222,220
Axiata Group Bhd.	179,293	72,551
CelcomDigi Bhd.	246,100	193,280
CIMB Group Holdings Bhd.	554,236	878,143
Gamuda Bhd.	298,611	284,285
Genting Bhd.	145,900	107,251
Security Description	Shares	Value
Hong Leong Bank Bhd.	44,800	$203,853
IHH Healthcare Bhd.	157,900	246,235
IOI Corp. Bhd.	167,500	137,890
Kuala Lumpur Kepong Bhd.	34,410	160,515
Malayan Banking Bhd.	373,777	853,370
Maxis Bhd.	161,200	123,394
MISC Bhd.	89,300	144,465
Mr. DIY Group M Bhd. (b)	215,150	68,585
Nestle Malaysia Bhd.	4,500	75,463
Petronas Chemicals Group Bhd.	189,700	155,380
Petronas Dagangan Bhd.	19,600	80,844
Petronas Gas Bhd.	55,400	210,738
PPB Group Bhd.	46,920	121,777
Press Metal Aluminium Holdings Bhd.	261,700	298,130
Public Bank Bhd.	1,016,500	1,014,560
QL Resources Bhd.	120,850	127,424
RHB Bank Bhd.	103,451	159,460
SD Guthrie Bhd.	145,236	160,836
Sime Darby Bhd.	198,769	99,284
Sunway Bhd.	169,900	174,260
Telekom Malaysia Bhd.	84,761	125,370
Tenaga Nasional Bhd.	199,600	602,913
YTL Corp. Bhd.	243,700	110,448
YTL Power International Bhd.	182,700	137,927
		7,350,851
MEXICO — 1.9%
Alfa SAB de CV Class A (a) (c)	243,571	190,135
America Movil SAB de CV (c)	1,260,421	898,265
Arca Continental SAB de CV (c)	35,200	368,169
Cemex SAB de CV (c)	1,033,517	583,487
Coca-Cola Femsa SAB de CV (c)	36,235	331,315
Fibra Uno Administracion SA de CV REIT	199,158	232,760
Fomento Economico Mexicano SAB de CV (c)	120,680	1,178,766
Gruma SAB de CV Class B	12,225	220,810
Grupo Aeroportuario del Centro Norte SAB de CV (c)	19,700	193,685
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	26,315	486,728
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	12,550	343,670
Grupo Bimbo SAB de CV (c)	88,215	239,917
Grupo Carso SAB de CV (c)	39,604	232,824
Grupo Comercial Chedraui SA de CV (c)	18,800	106,120
Grupo Financiero Banorte SAB de CV Class O (c)	179,003	1,241,841
Grupo Financiero Inbursa SAB de CV Class O (a) (c)	123,526	277,686
Grupo Mexico SAB de CV (c)	214,736	1,073,982
Industrias Penoles SAB de CV (a) (c)	13,995	259,744

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A (c)	104,889	$172,010
Prologis Property Mexico SA de CV REIT	71,588	229,129
Promotora y Operadora de Infraestructura SAB de CV	13,345	134,831
Qualitas Controladora SAB de CV (c)	14,300	124,300
Southern Copper Corp.	5,962	557,208
Wal-Mart de Mexico SAB de CV (c)	358,294	987,057
		10,664,439
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	11,300	176,619
Credicorp Ltd.	4,600	856,336
		1,032,955
PHILIPPINES — 0.5%
Ayala Corp.	16,935	175,296
Ayala Land, Inc.	468,500	188,845
Bank of the Philippine Islands	139,941	322,814
BDO Unibank, Inc.	161,268	432,021
International Container Terminal Services, Inc.	68,920	427,551
Jollibee Foods Corp.	29,640	124,309
Manila Electric Co.	19,160	184,150
Metropolitan Bank & Trust Co.	122,827	156,942
PLDT, Inc.	4,961	110,095
SM Investments Corp.	15,560	214,641
SM Prime Holdings, Inc.	686,000	288,278
		2,624,942
POLAND — 1.0%
Allegro.eu SA (a) (b)	39,341	318,727
Bank Polska Kasa Opieki SA	12,612	575,807
CD Projekt SA	4,373	239,995
Dino Polska SA (a) (b)	3,328	387,938
KGHM Polska Miedz SA	9,541	311,477
LPP SA	77	350,883
mBank SA (a)	1,043	218,922
ORLEN SA	39,911	702,054
PGE Polska Grupa Energetyczna SA (a)	59,302	121,870
Powszechna Kasa Oszczednosci Bank Polski SA	60,352	1,176,853
Powszechny Zaklad Ubezpieczen SA	41,508	602,268
Santander Bank Polska SA	2,776	399,208
		5,406,002
QATAR — 0.8%
Al Rayan Bank	433,767	268,054
Barwa Real Estate Co.	149,427	108,346
Commercial Bank PSQC	228,433	261,798
Dukhan Bank	136,070	131,997
Industries Qatar QSC	105,533	373,612
Security Description	Shares	Value
Mesaieed Petrochemical Holding Co.	385,524	$152,051
Ooredoo QPSC	55,886	181,119
Qatar Electricity & Water Co. QSC	30,270	123,707
Qatar Fuel QSC	41,111	167,673
Qatar Gas Transport Co. Ltd.	196,576	251,861
Qatar International Islamic Bank QSC	68,886	192,979
Qatar Islamic Bank QPSC	124,503	702,324
Qatar National Bank QPSC	325,790	1,435,883
		4,351,404
ROMANIA — 0.1%
NEPI Rockcastle NV	41,181	296,723
RUSSIA — 0.0%
Alrosa PJSC (d) (e)	308,085	—
Gazprom PJSC (d)	1,420,638	—
GMK Norilskiy Nickel PAO (a) (d)	757,200	—
Inter RAO UES PJSC (d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
Mobile TeleSystems PJSC (d)	13,301	—
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-RTS PJSC (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a) (d)	930	—
Novolipetsk Steel PJSC (d) (e)	181,543	—
Ozon Holdings PLC ADR (a) (c) (d)	6,064	—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polyus PJSC (a) (d)	40,210	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (d)	1,296,064	—
Severstal PAO (d)	25,372	—
Surgutneftegas PAO (d)	874,000	—
Surgutneftegas PAO Preference Shares (d)	807,200	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a) (d)	346	—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	76,130	—
		—
SAUDI ARABIA — 4.1%
ACWA Power Co.	10,223	929,425
Ades Holding Co.	24,859	107,746
Al Rajhi Bank	137,404	3,729,870
Al Rajhi Co. for Co-operative Insurance (a)	2,950	110,632
Alinma Bank	85,300	696,309

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Almarai Co. JSC	34,314	$506,904
Arab National Bank	62,764	385,208
Arabian Internet & Communications Services Co.	1,658	133,556
Bank AlBilad	43,083	424,129
Bank Al-Jazira (a)	34,018	158,109
Banque Saudi Fransi	85,516	422,561
Bupa Arabia for Cooperative Insurance Co.	5,812	273,626
Co. for Cooperative Insurance	5,144	195,789
Dallah Healthcare Co.	2,521	85,084
Dar Al Arkan Real Estate Development Co. (a)	37,267	212,137
Dr. Sulaiman Al Habib Medical Services Group Co.	6,158	457,364
Elm Co.	1,688	436,501
Etihad Etisalat Co.	26,535	431,510
Jarir Marketing Co.	39,618	136,838
Mouwasat Medical Services Co.	7,249	145,002
Nahdi Medical Co.	2,841	87,122
Riyad Bank	103,401	906,708
SABIC Agri-Nutrients Co.	16,427	463,641
Sahara International Petrochemical Co.	24,183	133,937
SAL Saudi Logistics Services	1,763	92,462
Saudi Arabian Mining Co. (a)	93,799	1,151,031
Saudi Arabian Oil Co. (b)	406,987	2,899,281
Saudi Aramco Base Oil Co.	3,708	103,719
Saudi Awwal Bank	70,108	700,324
Saudi Basic Industries Corp.	62,856	1,067,401
Saudi Electricity Co.	59,750	253,698
Saudi Industrial Investment Group	25,818	106,827
Saudi Investment Bank	41,510	161,613
Saudi Kayan Petrochemical Co. (a)	53,603	87,263
Saudi National Bank	205,823	1,961,359
Saudi Research & Media Group (a)	2,660	122,230
Saudi Tadawul Group Holding Co.	3,350	182,091
Saudi Telecom Co.	139,950	1,691,966
Yanbu National Petrochemical Co.	18,716	172,552
		22,323,525
SOUTH AFRICA — 2.8%
Absa Group Ltd.	58,323	561,257
Anglo American Platinum Ltd. (c)	6,529	261,773
Aspen Pharmacare Holdings Ltd.	26,714	237,816
Bid Corp. Ltd. (c)	23,108	552,135
Bidvest Group Ltd. (c)	23,159	296,541
Capitec Bank Holdings Ltd.	6,002	1,017,666
Clicks Group Ltd.	16,192	298,214
Security Description	Shares	Value
Discovery Ltd. (c)	36,924	$400,521
FirstRand Ltd.	348,464	1,365,164
Gold Fields Ltd.	61,745	1,359,955
Harmony Gold Mining Co. Ltd.	38,935	568,427
Impala Platinum Holdings Ltd. (a)	62,650	429,971
Kumba Iron Ore Ltd.	4,124	69,971
MTN Group Ltd.	116,698	781,904
Naspers Ltd. Class N	11,652	2,880,646
Nedbank Group Ltd.	31,744	444,008
Old Mutual Ltd.	317,143	205,199
OUTsurance Group Ltd.	57,113	216,442
Pepkor Holdings Ltd. (b) (c)	166,432	231,026
Remgro Ltd.	34,201	295,031
Sanlam Ltd.	123,513	555,717
Sasol Ltd. (a)	39,254	163,967
Shoprite Holdings Ltd.	34,225	508,838
Standard Bank Group Ltd.	91,545	1,192,456
Vodacom Group Ltd.	42,362	290,104
Woolworths Holdings Ltd. (c)	65,653	182,053
		15,366,802
SOUTH KOREA — 8.9%
Alteogen, Inc. (a)	2,748	671,727
Amorepacific Corp.	1,996	138,280
Celltrion, Inc.	10,858	1,254,267
CJ CheilJedang Corp.	538	90,390
Coway Co. Ltd.	3,912	215,506
DB Insurance Co. Ltd.	3,251	196,385
Doosan Bobcat, Inc.	3,638	124,226
Doosan Enerbility Co. Ltd. (a)	31,170	500,467
Ecopro BM Co. Ltd. (a)	3,315	218,805
Ecopro Co. Ltd.	7,121	242,185
Ecopro Materials Co. Ltd. (a)	1,360	53,991
Hana Financial Group, Inc.	19,771	807,257
Hanjin Kal Corp.	1,509	83,540
Hankook Tire & Technology Co. Ltd.	5,024	135,273
Hanmi Semiconductor Co. Ltd.	2,984	142,672
Hanwha Aerospace Co. Ltd.	2,184	938,430
Hanwha Ocean Co. Ltd. (a)	6,407	294,839
HD Hyundai Co. Ltd.	2,966	146,667
HD Hyundai Electric Co. Ltd.	1,636	333,874
HD Hyundai Heavy Industries Co. Ltd.	1,509	288,582
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,883	397,001
HLB, Inc. (a)	7,999	300,696
HMM Co. Ltd.	17,914	239,218
HYBE Co. Ltd.	1,613	259,173
Hyundai Glovis Co. Ltd.	2,605	200,284
Hyundai Mobis Co. Ltd.	4,160	740,291
Hyundai Motor Co.	9,395	1,268,981
Hyundai Motor Co. Preference Shares (e)	2,428	246,314
Hyundai Motor Co. Preference Shares (e)	1,550	156,133

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hyundai Rotem Co. Ltd.	5,286	$380,166
Industrial Bank of Korea	19,553	189,728
Kakao Corp.	21,328	568,572
KakaoBank Corp.	11,650	175,932
KB Financial Group, Inc.	25,804	1,398,673
Kia Corp.	16,452	1,040,567
Korea Aerospace Industries Ltd.	4,924	252,924
Korea Electric Power Corp.	17,311	255,477
Korea Investment Holdings Co. Ltd.	2,920	146,016
Korea Zinc Co. Ltd.	275	145,621
Korean Air Lines Co. Ltd.	12,881	187,521
Krafton, Inc. (a)	1,967	449,833
KT&G Corp.	6,520	448,457
LG Chem Ltd.	3,370	566,714
LG Corp.	6,005	264,848
LG Display Co. Ltd. (a)	20,158	121,480
LG Electronics, Inc.	7,221	380,894
LG Energy Solution Ltd. (a)	3,220	737,547
LG H&H Co. Ltd.	624	132,933
LG Innotek Co. Ltd.	929	102,095
LG Uplus Corp.	14,252	99,741
LS Electric Co. Ltd.	1,022	125,116
Meritz Financial Group, Inc.	6,499	543,302
Mirae Asset Securities Co. Ltd.	15,271	95,775
NAVER Corp.	9,840	1,285,927
NCSoft Corp.	915	93,191
NH Investment & Securities Co. Ltd.	10,285	98,675
Orion Corp.	1,631	130,983
POSCO Future M Co. Ltd. (a)	2,190	180,893
POSCO Holdings, Inc.	4,807	916,736
Posco International Corp.	3,475	117,159
Samsung Biologics Co. Ltd. (a) (b)	1,225	850,163
Samsung C&T Corp.	6,052	483,407
Samsung Electro-Mechanics Co. Ltd.	3,906	345,970
Samsung Electronics Co. Ltd.	328,621	13,028,331
Samsung Electronics Co. Ltd. Preference Shares	56,483	1,828,206
Samsung Fire & Marine Insurance Co. Ltd.	2,111	515,187
Samsung Heavy Industries Co. Ltd. (a)	44,849	413,704
Samsung Life Insurance Co. Ltd.	5,566	314,647
Samsung SDI Co. Ltd.	3,746	484,106
Samsung SDS Co. Ltd.	2,862	226,637
Shinhan Financial Group Co. Ltd.	29,482	943,508
SK Biopharmaceuticals Co. Ltd. (a)	2,220	151,420
SK Hynix, Inc.	37,545	5,004,973
SK Innovation Co. Ltd. (a)	4,733	364,140
SK Square Co. Ltd. (a)	6,409	410,542
SK Telecom Co. Ltd.	3,747	141,140
Security Description	Shares	Value
SK, Inc.	2,437	$215,715
SKC Co. Ltd. (a)	1,301	92,328
S-Oil Corp.	2,959	112,985
Woori Financial Group, Inc.	42,966	485,202
Yuhan Corp.	3,923	293,527
		49,024,788
TAIWAN — 16.8%
Accton Technology Corp.	35,000	620,095
Acer, Inc.	203,000	219,082
Advantech Co. Ltd.	32,697	373,605
Alchip Technologies Ltd.	5,000	421,487
ASE Technology Holding Co. Ltd.	228,307	1,003,345
Asia Cement Corp.	162,000	228,938
Asia Vital Components Co. Ltd.	23,000	325,679
Asustek Computer, Inc.	48,000	893,095
AUO Corp.	436,200	178,591
Catcher Technology Co. Ltd.	42,000	267,617
Cathay Financial Holding Co. Ltd.	657,634	1,227,168
Chailease Holding Co. Ltd.	104,355	369,035
Chang Hwa Commercial Bank Ltd.	433,047	232,879
Cheng Shin Rubber Industry Co. Ltd.	125,000	189,997
China Airlines Ltd.	196,000	133,971
China Steel Corp.	810,000	549,092
Chunghwa Telecom Co. Ltd.	260,000	1,010,069
Compal Electronics, Inc.	292,000	283,834
CTBC Financial Holding Co. Ltd.	1,151,040	1,383,930
Delta Electronics, Inc.	134,000	1,482,074
E Ink Holdings, Inc.	59,000	480,307
E.Sun Financial Holding Co. Ltd.	985,069	861,135
Eclat Textile Co. Ltd.	13,550	182,133
Elite Material Co. Ltd.	20,000	334,986
eMemory Technology, Inc.	4,000	281,231
Eva Airways Corp.	190,000	233,778
Evergreen Marine Corp. Taiwan Ltd.	74,300	498,153
Far Eastern New Century Corp.	206,000	205,707
Far EasTone Telecommunications Co. Ltd.	120,000	334,299
Feng TAY Enterprise Co. Ltd.	32,204	116,883
First Financial Holding Co. Ltd.	766,138	628,636
Formosa Chemicals & Fibre Corp.	243,000	192,507
Formosa Plastics Corp.	290,000	322,236
Fortune Electric Co. Ltd.	9,900	136,478
Fubon Financial Holding Co. Ltd.	566,331	1,472,616
Gigabyte Technology Co. Ltd.	37,000	275,203
Global Unichip Corp.	6,000	194,994
Globalwafers Co. Ltd.	18,000	174,813
Hon Hai Precision Industry Co. Ltd.	859,800	3,878,375
Hotai Motor Co. Ltd.	20,520	375,921

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hua Nan Financial Holdings Co. Ltd.	622,043	$525,986
Innolux Corp.	514,563	236,695
International Games System Co. Ltd.	17,000	400,250
Inventec Corp.	181,000	234,434
Jentech Precision Industrial Co. Ltd.	6,000	180,702
KGI Financial Holding Co. Ltd.	1,096,826	572,790
Largan Precision Co. Ltd.	7,000	504,169
Lite-On Technology Corp.	143,958	399,813
Lotes Co. Ltd.	6,000	253,869
MediaTek, Inc.	105,000	4,525,547
Mega Financial Holding Co. Ltd.	812,640	985,022
Micro-Star International Co. Ltd.	49,000	241,959
Nan Ya Plastics Corp.	360,000	327,991
Nien Made Enterprise Co. Ltd.	12,000	144,054
Novatek Microelectronics Corp.	40,000	664,966
Pegatron Corp.	135,000	345,024
PharmaEssentia Corp. (a)	16,000	252,336
Pou Chen Corp.	154,000	165,131
President Chain Store Corp.	39,000	295,416
Quanta Computer, Inc.	185,000	1,287,164
Realtek Semiconductor Corp.	33,000	526,103
Ruentex Development Co. Ltd.	104,636	111,675
Shanghai Commercial & Savings Bank Ltd.	270,813	370,382
Shin Kong Financial Holding Co. Ltd. (a)	1,018,529	375,911
SinoPac Financial Holdings Co. Ltd.	739,118	501,383
Synnex Technology International Corp.	87,700	189,931
Taishin Financial Holding Co. Ltd.	793,185	413,620
Taiwan Business Bank	486,345	215,475
Taiwan Cooperative Financial Holding Co. Ltd.	731,051	533,298
Taiwan High Speed Rail Corp.	133,000	107,346
Taiwan Mobile Co. Ltd.	124,000	436,350
Taiwan Semiconductor Manufacturing Co. Ltd.	1,696,000	47,764,418
TCC Group Holdings Co. Ltd.	465,655	451,846
Unimicron Technology Corp.	94,000	267,775
Uni-President Enterprises Corp.	332,000	809,611
United Microelectronics Corp.	779,000	1,089,214
Vanguard International Semiconductor Corp.	69,589	198,110
Voltronic Power Technology Corp.	4,000	187,049
Wan Hai Lines Ltd.	46,470	110,739
Wistron Corp.	189,000	554,066
Wiwynn Corp.	8,000	405,117
WPG Holdings Ltd.	110,880	209,415
Yageo Corp.	28,106	413,959
Yang Ming Marine Transport Corp.	119,000	269,203
Security Description	Shares	Value
Yuanta Financial Holding Co. Ltd.	712,092	$729,831
Zhen Ding Technology Holding Ltd.	47,000	149,077
		92,508,196
THAILAND — 1.1%
Advanced Info Service PCL	81,200	658,217
Airports of Thailand PCL	298,600	332,267
Bangkok Dusit Medical Services PCL Class F	757,400	486,701
Bangkok Expressway & Metro PCL	508,499	80,940
Bumrungrad Hospital PCL	40,200	194,927
Central Pattana PCL	142,800	197,836
Central Retail Corp. PCL	117,258	86,410
Charoen Pokphand Foods PCL	252,800	177,351
CP ALL PCL	400,800	584,808
CP Axtra PCL	143,016	109,607
Delta Electronics Thailand PCL	212,000	410,877
Gulf Energy Development PCL	210,760	309,073
Home Product Center PCL	393,600	99,778
Intouch Holdings PCL	65,700	157,835
Kasikornbank PCL	39,600	188,516
Krung Thai Bank PCL	240,900	171,133
Krungthai Card PCL	59,800	80,203
Minor International PCL	233,895	180,980
PTT Exploration & Production PCL	95,900	329,325
PTT PCL	682,300	643,584
SCB X PCL	59,500	215,726
Siam Cement PCL	52,454	241,203
TMBThanachart Bank PCL	1,582,300	91,417
True Corp. PCL (a) (c)	728,074	251,097
		6,279,811
TURKEY — 0.6%
Akbank TAS	219,597	302,262
Aselsan Elektronik Sanayi Ve Ticaret AS	92,956	293,608
BIM Birlesik Magazalar AS	32,062	387,047
Coca-Cola Icecek AS	56,931	80,181
Eregli Demir ve Celik Fabrikalari TAS	217,468	129,002
Ford Otomotiv Sanayi AS	4,889	136,391
Haci Omer Sabanci Holding AS	72,366	160,099
KOC Holding AS	53,599	231,217
Pegasus Hava Tasimaciligi AS (a)	17,233	117,012
Sasa Polyester Sanayi AS (a)	847,480	83,452
Turk Hava Yollari AO (a)	38,445	314,759
Turkcell Iletisim Hizmetleri AS	85,150	214,820
Turkiye Is Bankasi AS Class C	589,604	190,388
Turkiye Petrol Rafinerileri AS	65,262	237,252
Turkiye Sise ve Cam Fabrikalari AS	84,758	86,064

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yapi ve Kredi Bankasi AS	232,869	$147,533
		3,111,087
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	200,995	595,659
Abu Dhabi Islamic Bank PJSC	102,324	446,843
Abu Dhabi National Oil Co. for Distribution PJSC	218,893	202,415
ADNOC Drilling Co. PJSC	217,823	304,818
Aldar Properties PJSC	268,076	612,188
Americana Restaurants International PLC - Foreign Co.	197,024	114,254
Dubai Islamic Bank PJSC	200,471	390,199
Emaar Development PJSC	68,518	227,471
Emaar Properties PJSC	457,806	1,657,935
Emirates NBD Bank PJSC	130,291	716,538
Emirates Telecommunications Group Co. PJSC	239,837	1,103,509
First Abu Dhabi Bank PJSC	304,688	1,146,401
Multiply Group PJSC (a)	251,584	113,467
		7,631,697
UNITED KINGDOM — 0.2%
Anglogold Ashanti PLC	34,722	1,299,315
UNITED STATES — 0.1%
JBS SA	53,700	385,430
Legend Biotech Corp. ADR (a)	5,200	176,436
		561,866
TOTAL COMMON STOCKS (Cost $347,347,435)		526,639,294

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Itausa SA (expiring 04/11/25) (a) (Cost $0)	6,250	3,263
WARRANTS — 3.1%
SWITZERLAND — 3.1%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	6,957,537
Security Description	Shares	Value
UBS AG (expiring 06/04/27) (a)	4,202	$5,358,895
UBS AG (expiring 11/26/27) (a)	3,600	4,485,366
TOTAL WARRANTS (Cost $15,894,439)		16,801,798
SHORT-TERM INVESTMENT — 1.4%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $7,799,923)	7,799,923	7,799,923
TOTAL INVESTMENTS — 100.2% (Cost $371,041,797)		551,244,278
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,215,069)
NET ASSETS — 100.0%		$550,029,209
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	87	06/20/2025	$4,946,503	$4,831,980	$(114,523)
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$71,657,074	$454,982,220	$0(a)	$526,639,294
Rights	3,263	—	—	3,263
Warrants	—	16,801,798	—	16,801,798
Short-Term Investment	7,799,923	—	—	7,799,923
TOTAL INVESTMENTS	$79,460,260	$471,784,018	$0	$551,244,278
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(114,523)	$—	$—	$(114,523)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(114,523)	$—	$—	$(114,523)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
Top Five Sectors as of March 31, 2025

Description	% of Net Assets
Financials	26.4%
Information Technology	21.2
Consumer Discretionary	14.1
Communication Services	10.1
Industrials	5.7
TOTAL	77.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,362,897	$27,362,897	$42,604,768	$69,967,665	$—	$—	—	$—	$221,358
State Street Navigator Securities Lending Portfolio II	6,592,877	6,592,877	17,401,942	16,194,896	—	—	7,799,923	7,799,923	6,110
Total		$33,955,774	$60,006,710	$86,162,561	$—	$—		$7,799,923	$227,468
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2025 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6%
UNITED STATES — 98.6%
State Street International Developed Equity Portfolio (a) (Cost $2,588,077,133)		$3,761,554,692
SHORT-TERM INVESTMENT — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $146,626,663)	146,626,663	146,626,663
TOTAL INVESTMENTS — 102.4% (Cost $2,734,703,796)		3,908,181,355
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(92,749,033)
NET ASSETS — 100.0%		$3,815,432,322

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
At March 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD15,507,203	AUD24,932,000	04/02/2025	$29,174
Bank of America N.A.	USD1,230,307	GBP951,000	04/02/2025	(2,804)
Bank of America N.A.	GBP1,377,000	USD1,782,638	04/02/2025	5,274
Bank of Montreal	USD564,932	AUD896,000	04/02/2025	(6,590)
Bank of Montreal	USD2,877,533	EUR2,665,000	04/02/2025	1,201
Bank of Montreal	USD1,767,291	GBP1,363,000	04/02/2025	(7,998)
Bank of Montreal	EUR27,842,000	USD28,997,443	04/02/2025	(1,077,501)
Barclays Capital PLC	USD1,175,679	CHF1,034,000	04/02/2025	(6,987)
Barclays Capital PLC	USD825,477	CHF728,000	04/02/2025	(2,645)
Barclays Capital PLC	USD2,859,880	EUR2,640,000	04/02/2025	(8,151)
Barclays Capital PLC	USD687,405,423	EUR636,368,657	04/02/2025	364
Barclays Capital PLC	USD1,244,858	GBP960,000	04/02/2025	(5,737)
Barclays Capital PLC	USD1,791,534	JPY270,358,000	04/02/2025	16,397
Barclays Capital PLC	EUR625,082,157	USD651,029,317	04/02/2025	(24,184,786)
Barclays Capital PLC	EUR636,368,657	USD688,637,433	05/05/2025	(4,176)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	SGD940,000	USD697,910	04/02/2025	$(1,442)
BNP Paribas S.A.	HKD30,792,000	USD3,961,905	04/02/2025	4,217
BNP Paribas S.A.	USD2,328,668	HKD18,102,000	05/02/2025	28
BNP Paribas S.A.	USD15,277,206	AUD24,510,000	05/05/2025	265
BNP Paribas S.A.	USD553,799	SGD743,000	05/05/2025	(4)
Citibank N.A.	USD818,111	CHF721,000	04/02/2025	(3,192)
Citibank N.A.	CHF346,808,571	USD385,657,811	04/02/2025	(6,327,011)
Citibank N.A.	USD17,977,380	GBP13,929,000	05/02/2025	273
Citibank N.A.	USD44,839,056	EUR41,436,000	05/05/2025	603
Goldman Sachs Bank USA	USD557,390	AUD888,000	04/02/2025	(4,032)
HSBC Bank USA	USD393,223,590	CHF347,904,571	04/02/2025	—
HSBC Bank USA	USD1,801,444	JPY267,862,000	04/02/2025	(10,204)
HSBC Bank USA	EUR625,082,157	USD651,023,067	04/02/2025	(24,191,037)
HSBC Bank USA	CHF347,904,571	USD394,767,410	05/05/2025	(8,973)
JP Morgan Chase Bank, N.A.	USD266,895,799	AUD428,301,050	04/02/2025	10
JP Morgan Chase Bank, N.A.	USD113,714,736	DKK785,393,566	04/02/2025	—
JP Morgan Chase Bank, N.A.	USD72,909,275	HKD567,256,035	04/02/2025	—
JP Morgan Chase Bank, N.A.	USD18,917,138	ILS70,504,174	04/02/2025	254
JP Morgan Chase Bank, N.A.	USD30,467,879	JPY4,576,014,000	04/02/2025	132,723
JP Morgan Chase Bank, N.A.	USD650,495	NOK7,313,000	04/02/2025	43,690
JP Morgan Chase Bank, N.A.	USD24,424,001	NOK257,299,520	04/02/2025	116
JP Morgan Chase Bank, N.A.	USD7,609,241	NZD13,435,581	04/02/2025	(2)
JP Morgan Chase Bank, N.A.	USD1,860,498	SEK19,937,000	04/02/2025	124,250
JP Morgan Chase Bank, N.A.	USD136,212,136	SEK1,368,264,531	04/02/2025	—
JP Morgan Chase Bank, N.A.	USD53,072,911	SGD71,335,299	04/02/2025	—
JP Morgan Chase Bank, N.A.	ILS5,147,000	USD1,430,793	04/02/2025	49,771
JP Morgan Chase Bank, N.A.	DKK22,606,000	USD3,157,731	04/02/2025	(115,323)
JP Morgan Chase Bank, N.A.	CHF2,535,000	USD2,818,976	04/02/2025	(46,240)
JP Morgan Chase Bank, N.A.	HKD567,256,035	USD72,971,881	05/02/2025	(1,643)
JP Morgan Chase Bank, N.A.	AUD428,301,050	USD266,960,044	05/05/2025	(6,778)
JP Morgan Chase Bank, N.A.	ILS70,504,174	USD18,931,869	05/05/2025	(1,489)
JP Morgan Chase Bank, N.A.	DKK785,393,566	USD113,940,747	05/05/2025	(5,909)
JP Morgan Chase Bank, N.A.	NZD13,435,581	USD7,615,292	05/05/2025	5
JP Morgan Chase Bank, N.A.	NOK257,299,520	USD24,424,001	05/05/2025	(419)
JP Morgan Chase Bank, N.A.	SGD71,335,299	USD53,167,054	05/05/2025	(2,693)
JP Morgan Chase Bank, N.A.	SEK1,368,264,531	USD136,479,794	05/05/2025	(4,872)
Morgan Stanley Bank, N.A.	USD4,120,257	EUR3,783,000	04/02/2025	(33,859)
Morgan Stanley Bank, N.A.	USD2,563,167	JPY383,771,000	04/02/2025	3,176
Morgan Stanley Bank, N.A.	USD11,708,409	CHF10,318,000	05/05/2025	(305)
Morgan Stanley Bank, N.A.	USD22,224,763	DKK153,184,000	05/05/2025	(485)
Morgan Stanley Bank, N.A.	USD12,443,790	SEK124,746,000	05/05/2025	(351)
Morgan Stanley Bank, N.A.	NOK4,051,000	USD384,538	05/05/2025	(8)
Royal Bank of Canada	EUR3,819,000	USD4,151,058	04/02/2025	25,772
Royal Bank of Canada	CHF1,044,000	USD1,181,961	04/02/2025	1,967
Societe Generale	NZD13,435,581	USD7,531,919	04/02/2025	(77,320)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	NOK264,612,520	USD23,534,501	04/02/2025	$(1,583,801)
Societe Generale	ILS65,357,174	USD18,170,165	04/02/2025	633,795
Societe Generale	DKK762,787,566	USD106,543,505	04/02/2025	(3,898,178)
Societe Generale	HKD536,464,035	USD69,021,671	04/02/2025	70,084
Societe Generale	SGD70,395,299	USD52,262,741	04/02/2025	(110,817)
Societe Generale	SEK1,388,201,531	USD129,537,496	04/02/2025	(8,659,389)
Societe Generale	AUD455,005,050	USD282,985,841	04/02/2025	(550,567)
Standard Chartered Bank	AUD1,285,000	USD808,396	04/02/2025	7,648
Standard Chartered Bank	USD2,528,450	JPY376,840,000	05/02/2025	56
Toronto-Dominion Bank	USD687,405,423	EUR636,368,657	04/02/2025	364
Toronto-Dominion Bank	GBP461,038,547	USD580,471,274	04/02/2025	(14,614,512)
Toronto-Dominion Bank	EUR636,368,657	USD688,633,615	05/05/2025	(7,994)
UBS AG	USD806,195	AUD1,273,000	04/02/2025	(12,925)
UBS AG	USD592,636,952	GBP459,141,547	04/02/2025	280
UBS AG	JPY387,494,000	USD2,625,930	04/02/2025	34,690
UBS AG	GBP459,141,547	USD592,591,497	05/02/2025	(5,790)
Westpac Banking Corp.	USD863,356,310	JPY129,106,302,610	04/02/2025	—
Westpac Banking Corp.	JPY134,216,813,610	USD893,599,206	04/02/2025	(3,931,980)
Westpac Banking Corp.	JPY129,106,302,610	USD866,267,232	05/02/2025	(5,231)
Total				$(88,345,703)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	515	06/20/2025	$63,744,752	$62,219,725	$(1,525,027)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,761,554,692	$—	$—	$3,761,554,692
Short-Term Investment	146,626,663	—	—	146,626,663
TOTAL INVESTMENTS	$3,908,181,355	$—	$—	$3,908,181,355
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$1,186,447	$—	$1,186,447
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(89,532,150)	—	(89,532,150)
Futures Contracts - Unrealized Depreciation	(1,525,027)	—	—	(1,525,027)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,525,027)	$(88,345,703)	$—	$(89,870,730)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	139,683,885	$139,683,885	$128,490,466	$121,547,688	$—	$—	146,626,663	$146,626,663	$1,500,066
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 6.5%
ANZ Group Holdings Ltd.	637,159	$11,634,050
APA Group Stapled Security	297,775	1,471,097
Aristocrat Leisure Ltd.	119,483	4,819,119
ASX Ltd.	42,515	1,737,682
BHP Group Ltd.	1,090,940	26,397,613
BlueScope Steel Ltd.	91,093	1,216,775
Brambles Ltd.	299,415	3,772,284
CAR Group Ltd.	81,622	1,622,349
Cochlear Ltd.	14,595	2,398,842
Coles Group Ltd.	293,940	3,588,256
Commonwealth Bank of Australia	360,098	34,149,933
Computershare Ltd.	114,354	2,811,045
Fortescue Ltd.	369,380	3,565,512
Glencore PLC (a)	2,210,819	8,085,621
Goodman Group REIT	432,794	7,746,060
GPT Group REIT	436,497	1,193,968
Insurance Australia Group Ltd.	528,432	2,563,585
Lottery Corp. Ltd.	499,905	1,491,650
Macquarie Group Ltd.	77,282	9,591,314
Medibank Pvt Ltd.	581,059	1,619,550
National Australia Bank Ltd.	658,551	14,126,027
Northern Star Resources Ltd.	239,098	2,752,917
Origin Energy Ltd.	362,241	2,390,559
Pro Medicus Ltd.	11,890	1,500,887
Qantas Airways Ltd.	166,782	948,260
QBE Insurance Group Ltd.	331,588	4,569,139
REA Group Ltd. (b)	11,955	1,654,178
Reece Ltd.	48,540	480,310
Rio Tinto Ltd. (b)	80,780	5,845,435
Rio Tinto PLC	243,087	14,576,416
Santos Ltd.	708,009	2,958,797
Scentre Group REIT	1,131,949	2,388,455
SGH Ltd. (b)	41,736	1,306,563
Sonic Healthcare Ltd.	97,004	1,570,756
South32 Ltd.	948,290	1,905,170
Stockland REIT	541,451	1,666,131
Suncorp Group Ltd.	231,385	2,794,834
Telstra Group Ltd.	849,627	2,238,425
Transurban Group Stapled Security	657,411	5,522,099
Treasury Wine Estates Ltd.	169,922	1,038,996
Vicinity Ltd. REIT	842,025	1,162,773
Washington H Soul Pattinson & Co. Ltd. (b)	54,869	1,192,249
Wesfarmers Ltd.	244,373	11,048,253
Westpac Banking Corp.	742,954	14,764,899
WiseTech Global Ltd.	40,923	2,104,576
Woodside Energy Group Ltd.	410,713	5,950,574
Woolworths Group Ltd.	262,210	4,855,294
		244,789,277
AUSTRIA — 0.2%
Erste Group Bank AG	64,909	4,485,260
Security Description	Shares	Value
Mondi PLC	100,812	$1,502,671
OMV AG (b)	31,517	1,621,361
Verbund AG (b)	14,316	1,012,129
		8,621,421
BELGIUM — 0.7%
Ageas SA	32,780	1,962,944
Anheuser-Busch InBev SA	191,769	11,778,245
D'ieteren Group	4,423	761,136
Groupe Bruxelles Lambert NV (b)	19,080	1,422,276
KBC Group NV (b)	48,532	4,418,882
Lotus Bakeries NV (b)	87	772,647
Sofina SA (b)	3,290	841,709
Syensqo SA (b)	16,128	1,099,497
UCB SA	26,942	4,738,710
		27,796,046
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,024,088
CHILE — 0.1%
Antofagasta PLC	84,184	1,831,398
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	775,000	3,138,378
Prosus NV	294,902	13,686,964
SITC International Holdings Co. Ltd.	293,000	796,493
Wharf Holdings Ltd. (b)	230,000	546,303
Wilmar International Ltd.	385,400	955,263
Yangzijiang Shipbuilding Holdings Ltd.	549,600	964,168
		20,087,569
DENMARK — 2.3%
AP Moller - Maersk AS Class A (b)	563	963,440
AP Moller - Maersk AS Class B (b)	980	1,703,879
Carlsberg AS Class B (b)	20,657	2,612,047
Coloplast AS Class B (b)	28,023	2,936,152
Danske Bank AS	150,380	4,917,123
Demant AS (a) (b)	21,084	707,826
DSV AS	44,344	8,566,536
Genmab AS (a)	13,981	2,721,001
Novo Nordisk AS Class B	690,675	47,178,973
Novonesis (Novozymes) B Class B (b)	75,020	4,363,691
Orsted AS (a) (b) (d)	36,592	1,596,382
Pandora AS	18,008	2,757,110
Rockwool AS Class B	2,037	843,491
Tryg AS (b)	69,763	1,657,860
Vestas Wind Systems AS (a) (b)	211,980	2,929,642
Zealand Pharma AS (a) (b)	14,749	1,106,438
		87,561,591

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.0%
Elisa OYJ	32,551	$1,585,085
Fortum OYJ (b)	91,577	1,498,094
Kesko OYJ Class B	57,821	1,180,685
Kone OYJ Class B	72,534	3,998,041
Metso OYJ	131,475	1,361,776
Neste OYJ	99,015	914,882
Nokia OYJ	1,115,540	5,869,343
Nordea Bank Abp (e)	569,510	7,268,929
Nordea Bank Abp (e)	101,782	1,300,514
Orion OYJ Class B	23,610	1,400,936
Sampo OYJ Class A	510,857	4,890,652
Stora Enso OYJ Class R	135,726	1,284,868
UPM-Kymmene OYJ	118,578	3,178,011
Wartsila OYJ Abp	109,023	1,943,368
		37,675,184
FRANCE — 9.5%
Accor SA	41,600	1,895,250
Aeroports de Paris SA	7,553	768,138
Air Liquide SA	123,801	23,491,487
Airbus SE	127,213	22,377,608
Alstom SA (a)	72,423	1,602,587
Amundi SA (d)	13,592	1,063,788
Arkema SA	11,768	900,173
AXA SA	382,149	16,311,000
BioMerieux	9,383	1,158,636
BNP Paribas SA	217,720	18,178,393
Bollore SE	142,165	832,012
Bouygues SA	41,266	1,625,065
Bureau Veritas SA	71,322	2,161,714
Capgemini SE	32,581	4,890,581
Carrefour SA	112,192	1,602,928
Cie de Saint-Gobain SA	95,942	9,547,715
Cie Generale des Etablissements Michelin SCA	146,489	5,143,350
Covivio SA REIT	11,567	646,824
Credit Agricole SA	233,916	4,254,589
Danone SA	140,081	10,703,234
Dassault Aviation SA	4,199	1,383,111
Dassault Systemes SE	143,044	5,440,534
Edenred SE	49,738	1,614,666
Eiffage SA	14,954	1,739,306
Engie SA	388,365	7,559,916
EssilorLuxottica SA	64,186	18,477,580
Eurazeo SE	9,058	670,126
FDJ UNITED (d)	20,442	642,575
Gecina SA REIT	11,033	1,034,213
Getlink SE	64,204	1,107,732
Hermes International SCA	6,836	17,968,040
Ipsen SA	8,846	1,017,851
Kering SA	15,977	3,320,480
Klepierre SA REIT	49,207	1,645,368
Legrand SA	56,179	5,943,503
L'Oreal SA	51,439	19,100,065
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	59,245	$36,651,841
Orange SA	406,465	5,260,049
Pernod Ricard SA	44,416	4,383,512
Publicis Groupe SA	49,659	4,680,494
Renault SA	41,945	2,122,627
Rexel SA	48,954	1,318,014
Safran SA	77,334	20,340,054
Sartorius Stedim Biotech	6,250	1,236,972
Societe Generale SA	154,343	6,955,934
Sodexo SA	20,159	1,293,480
Teleperformance SE	11,251	1,130,150
Thales SA	19,704	5,232,420
TotalEnergies SE	464,155	29,876,466
Unibail-Rodamco-Westfield REIT (a)	24,951	2,101,491
Veolia Environnement SA	149,322	5,130,231
Vinci SA	105,897	13,335,818
		358,869,691
GERMANY — 9.7%
adidas AG	36,450	8,588,372
Allianz SE	83,085	31,765,104
BASF SE	190,295	9,529,566
Bayer AG	210,606	5,043,501
Bayerische Motoren Werke AG	62,934	5,069,668
Bayerische Motoren Werke AG Preference Shares	11,599	874,120
Beiersdorf AG	22,101	2,852,191
Brenntag SE	26,753	1,732,302
Commerzbank AG	203,650	4,655,785
Continental AG	24,961	1,758,455
Covestro AG (a)	38,096	2,444,388
CTS Eventim AG & Co. KGaA	12,864	1,289,233
Daimler Truck Holding AG	103,570	4,191,310
Deutsche Bank AG	394,510	9,394,432
Deutsche Boerse AG	40,540	11,949,557
Deutsche Lufthansa AG	121,904	887,317
Deutsche Post AG	204,775	8,782,721
Deutsche Telekom AG	750,527	27,681,266
Dr. Ing hc F Porsche AG Preference Shares (d)	26,167	1,309,185
E.ON SE	479,329	7,227,988
Evonik Industries AG	52,799	1,143,465
Fresenius Medical Care AG	45,500	2,261,778
Fresenius SE & Co. KGaA (a)	92,833	3,959,349
GEA Group AG	32,791	1,991,302
Hannover Rueck SE	12,983	3,865,747
Heidelberg Materials AG	28,890	4,974,924
Henkel AG & Co. KGaA	23,221	1,671,276
Henkel AG & Co. KGaA Preference Shares	36,277	2,883,522
Infineon Technologies AG	283,435	9,438,666
Knorr-Bremse AG	14,394	1,308,592
LEG Immobilien SE	16,205	1,144,296
Mercedes-Benz Group AG	153,922	9,083,186
Merck KGaA	28,206	3,877,478

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MTU Aero Engines AG	11,484	$3,986,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,867	18,217,345
Nemetschek SE	11,865	1,381,768
Porsche Automobil Holding SE Preference Shares	31,031	1,167,395
Puma SE	21,180	516,102
Rational AG	1,075	894,732
Rheinmetall AG	9,429	13,478,452
RWE AG	137,960	4,920,788
SAP SE	223,999	59,959,433
Sartorius AG Preference Shares	5,826	1,356,777
Scout24 SE (d)	16,926	1,770,730
Siemens AG	163,653	37,756,623
Siemens Energy AG (a)	136,161	8,063,687
Siemens Healthineers AG (d)	59,218	3,191,583
Symrise AG	28,874	2,990,440
Talanx AG	13,519	1,420,432
Volkswagen AG Preference Shares	44,237	4,509,273
Vonovia SE	160,944	4,326,648
Zalando SE (a) (d)	50,788	1,759,806
		366,298,374
HONG KONG — 1.8%
AIA Group Ltd.	2,316,200	17,535,918
CK Asset Holdings Ltd.	399,899	1,618,211
CK Infrastructure Holdings Ltd.	136,000	814,412
CLP Holdings Ltd.	352,000	2,865,978
Futu Holdings Ltd. ADR	11,500	1,177,025
Hang Seng Bank Ltd.	168,500	2,295,107
Henderson Land Development Co. Ltd.	322,436	927,556
HKT Trust & HKT Ltd. Stapled Security	811,000	1,083,592
Hong Kong & China Gas Co. Ltd.	2,331,995	2,007,152
Hong Kong Exchanges & Clearing Ltd.	257,030	11,435,465
Hongkong Land Holdings Ltd.	238,600	1,030,752
Jardine Matheson Holdings Ltd.	33,000	1,393,681
Link REIT	572,491	2,683,186
MTR Corp. Ltd.	325,012	1,064,948
Power Assets Holdings Ltd.	300,500	1,799,826
Prudential PLC	561,019	6,049,284
Sino Land Co. Ltd.	824,456	825,431
Sun Hung Kai Properties Ltd.	319,000	3,039,769
Swire Pacific Ltd. Class A	84,500	745,048
Techtronic Industries Co. Ltd.	293,000	3,511,912
WH Group Ltd. (d)	1,712,766	1,572,900
Wharf Real Estate Investment Co. Ltd.	360,000	874,254
		66,351,407
Security Description	Shares	Value
IRELAND — 0.4%
AerCap Holdings NV	41,900	$4,280,923
AIB Group PLC	439,521	2,836,073
Bank of Ireland Group PLC	209,495	2,472,733
Kerry Group PLC Class A	32,605	3,410,753
Kingspan Group PLC	32,636	2,633,597
		15,634,079
ISRAEL — 0.8%
Azrieli Group Ltd.	8,514	573,341
Bank Hapoalim BM	270,651	3,661,982
Bank Leumi Le-Israel BM	316,290	4,249,687
Check Point Software Technologies Ltd. (a)	18,610	4,241,591
Elbit Systems Ltd.	5,553	2,124,738
Global-e Online Ltd. (a)	21,800	777,170
ICL Group Ltd.	180,980	1,025,471
Israel Discount Bank Ltd. Class A	280,684	1,950,847
Mizrahi Tefahot Bank Ltd.	35,020	1,571,396
Nice Ltd. (a)	13,438	2,069,586
Nova Ltd. (a)	6,397	1,184,960
Teva Pharmaceutical Industries Ltd. ADR (a)	244,528	3,758,395
Wix.com Ltd. (a)	11,200	1,829,856
		29,019,020
ITALY — 2.9%
Amplifon SpA	25,292	512,932
Banco BPM SpA	267,947	2,723,866
BPER Banca SpA	210,621	1,651,629
Coca-Cola HBC AG	45,089	2,040,490
Davide Campari-Milano NV (b)	137,235	805,839
DiaSorin SpA	5,195	515,399
Enel SpA	1,741,640	14,104,260
Eni SpA	453,680	7,009,716
Ferrari NV	27,168	11,590,580
FinecoBank Banca Fineco SpA	130,112	2,574,454
Generali (b)	200,073	7,021,235
Infrastrutture Wireless Italiane SpA (d)	65,940	697,326
Intesa Sanpaolo SpA	3,265,203	16,810,656
Leonardo SpA	87,378	4,250,879
Mediobanca Banca di Credito Finanziario SpA	103,531	1,940,026
Moncler SpA	50,305	3,095,490
Nexi SpA (a) (b) (d)	118,542	631,600
Poste Italiane SpA (d)	94,478	1,683,802
Prysmian SpA	61,131	3,361,657
Recordati Industria Chimica e Farmaceutica SpA	26,418	1,495,530
Snam SpA	415,267	2,150,901
Telecom Italia SpA (a) (b)	1,880,790	634,683
Terna - Rete Elettrica Nazionale	293,500	2,649,743
UniCredit SpA	298,613	16,744,733

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Unipol Assicurazioni SpA	72,518	$1,159,682
		107,857,108
JAPAN — 21.3%
Advantest Corp. (b)	166,200	7,430,901
Aeon Co. Ltd. (b)	144,700	3,639,985
AGC, Inc.	44,900	1,370,992
Aisin Corp.	113,400	1,242,383
Ajinomoto Co., Inc.	192,000	3,812,599
ANA Holdings, Inc.	35,300	653,554
Asahi Group Holdings Ltd.	304,600	3,903,454
Asahi Kasei Corp.	267,500	1,880,994
Asics Corp.	134,800	2,867,382
Astellas Pharma, Inc.	390,400	3,811,787
Bandai Namco Holdings, Inc.	124,900	4,202,686
Bridgestone Corp.	123,000	4,956,126
Canon, Inc. (b)	198,200	6,199,101
Capcom Co. Ltd.	74,600	1,846,784
Central Japan Railway Co.	171,300	3,277,232
Chiba Bank Ltd. (b)	117,700	1,117,458
Chubu Electric Power Co., Inc.	148,100	1,610,565
Chugai Pharmaceutical Co. Ltd.	142,600	6,552,384
Concordia Financial Group Ltd.	218,700	1,456,324
Dai Nippon Printing Co. Ltd.	82,600	1,179,551
Daifuku Co. Ltd.	67,100	1,654,382
Dai-ichi Life Holdings, Inc. (b)	776,000	5,942,997
Daiichi Sankyo Co. Ltd. (b)	379,800	9,071,724
Daikin Industries Ltd.	57,500	6,258,597
Daito Trust Construction Co. Ltd.	12,300	1,262,375
Daiwa House Industry Co. Ltd. (b)	118,300	3,924,491
Daiwa Securities Group, Inc.	284,400	1,920,697
Denso Corp. (b)	404,100	5,028,582
Dentsu Group, Inc. (b)	42,000	930,344
Disco Corp.	19,800	4,055,755
East Japan Railway Co.	196,200	3,878,849
Eisai Co. Ltd.	57,900	1,616,627
ENEOS Holdings, Inc. (b)	582,600	3,081,883
FANUC Corp. (b)	200,500	5,479,210
Fast Retailing Co. Ltd.	40,800	12,182,353
Fuji Electric Co. Ltd. (b)	28,700	1,230,610
FUJIFILM Holdings Corp.	240,000	4,611,989
Fujikura Ltd.	52,800	1,961,326
Fujitsu Ltd.	374,600	7,477,304
Hankyu Hanshin Holdings, Inc. (b)	51,900	1,400,690
Hikari Tsushin, Inc. (b)	4,000	1,035,484
Hitachi Ltd.	992,800	23,380,497
Honda Motor Co. Ltd.	973,600	8,837,177
Hoshizaki Corp. (b)	22,800	885,212
Hoya Corp.	75,600	8,557,770
Hulic Co. Ltd.	105,100	1,011,912
Idemitsu Kosan Co. Ltd.	191,200	1,356,483
Inpex Corp.	182,100	2,533,472
Security Description	Shares	Value
Isuzu Motors Ltd.	127,300	$1,736,182
ITOCHU Corp. (b)	257,100	11,971,256
Japan Airlines Co. Ltd.	31,400	539,480
Japan Exchange Group, Inc.	215,900	2,228,496
Japan Post Bank Co. Ltd. (b)	321,800	3,277,253
Japan Post Holdings Co. Ltd.	414,600	4,169,878
Japan Post Insurance Co. Ltd.	42,100	860,578
Japan Tobacco, Inc.	261,500	7,209,250
JFE Holdings, Inc. (b)	130,100	1,601,980
Kajima Corp. (b)	84,900	1,741,891
Kansai Electric Power Co., Inc.	193,500	2,303,373
Kao Corp.	99,300	4,311,306
Kawasaki Kisen Kaisha Ltd. (b)	81,300	1,108,387
KDDI Corp.	665,000	10,535,721
Keyence Corp.	42,000	16,564,511
Kikkoman Corp.	152,200	1,472,643
Kirin Holdings Co. Ltd.	163,000	2,265,350
Kobe Bussan Co. Ltd. (b)	32,500	758,955
Komatsu Ltd.	191,800	5,633,405
Konami Group Corp.	21,000	2,487,190
Kubota Corp. (b)	206,600	2,560,722
Kyocera Corp.	280,500	3,177,790
Kyowa Kirin Co. Ltd.	52,900	774,486
Lasertec Corp.	16,800	1,448,311
LY Corp.	624,500	2,121,019
M3, Inc. (b)	89,400	1,024,329
Makita Corp.	49,000	1,628,426
Marubeni Corp.	298,200	4,798,061
MatsukiyoCocokara & Co. (b)	68,800	1,079,546
MEIJI Holdings Co. Ltd.	50,400	1,095,359
Minebea Mitsumi, Inc.	75,000	1,099,536
Mitsubishi Chemical Group Corp.	289,100	1,432,881
Mitsubishi Corp.	736,400	13,040,087
Mitsubishi Electric Corp.	404,900	7,489,745
Mitsubishi Estate Co. Ltd. (b)	222,500	3,647,914
Mitsubishi HC Capital, Inc. (b)	194,800	1,324,016
Mitsubishi Heavy Industries Ltd.	684,200	11,785,525
Mitsubishi UFJ Financial Group, Inc.	2,457,000	33,599,083
Mitsui & Co. Ltd.	546,500	10,334,290
Mitsui Fudosan Co. Ltd.	574,500	5,160,172
Mitsui OSK Lines Ltd. (b)	71,700	2,503,905
Mizuho Financial Group, Inc.	520,940	14,339,547
MonotaRO Co. Ltd.	53,900	1,009,921
MS&AD Insurance Group Holdings, Inc.	280,800	6,125,170
Murata Manufacturing Co. Ltd.	353,500	5,469,127
NEC Corp.	260,000	5,554,854
Nexon Co. Ltd.	67,400	925,911
NIDEC Corp. (b)	184,800	3,110,698
Nintendo Co. Ltd. (b)	238,100	16,234,197
Nippon Building Fund, Inc. REIT	1,666	1,419,342

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd.	214,400	$1,614,892
Nippon Sanso Holdings Corp.	37,100	1,128,799
Nippon Steel Corp.	204,000	4,378,956
Nippon Telegraph & Telephone Corp.	6,341,000	6,146,837
Nippon Yusen KK (b)	96,000	3,182,164
Nissan Motor Co. Ltd. (a) (b)	500,800	1,288,254
Nissin Foods Holdings Co. Ltd. (b)	43,200	884,381
Nitori Holdings Co. Ltd. (b)	18,300	1,795,848
Nitto Denko Corp. (b)	147,900	2,743,874
Nomura Holdings, Inc. (b)	645,500	3,989,487
Nomura Research Institute Ltd.	79,100	2,582,639
NTT Data Group Corp.	131,900	2,396,564
Obayashi Corp.	136,000	1,819,746
Obic Co. Ltd.	72,700	2,102,468
Olympus Corp.	234,300	3,076,386
Omron Corp. (b)	40,400	1,144,195
Ono Pharmaceutical Co. Ltd. (b)	80,500	868,677
Oracle Corp. Japan	8,400	886,619
Oriental Land Co. Ltd.	234,100	4,630,513
ORIX Corp.	247,400	5,180,984
Osaka Gas Co. Ltd.	82,400	1,870,101
Otsuka Corp.	44,900	975,073
Otsuka Holdings Co. Ltd.	93,200	4,871,266
Pan Pacific International Holdings Corp.	80,200	2,209,591
Panasonic Holdings Corp.	496,400	5,939,623
Rakuten Group, Inc. (a)	316,900	1,823,515
Recruit Holdings Co. Ltd.	302,500	15,720,059
Renesas Electronics Corp.	356,700	4,798,689
Resona Holdings, Inc. (b)	439,200	3,846,549
Ricoh Co. Ltd. (b)	117,200	1,243,490
SBI Holdings, Inc.	55,300	1,497,756
SCREEN Holdings Co. Ltd.	16,900	1,105,899
SCSK Corp.	30,900	766,384
Secom Co. Ltd.	93,100	3,180,443
Seiko Epson Corp. (b)	57,900	930,381
Sekisui Chemical Co. Ltd. (b)	82,200	1,406,207
Sekisui House Ltd.	132,300	2,970,065
Seven & i Holdings Co. Ltd.	470,400	6,832,311
SG Holdings Co. Ltd.	62,100	621,181
Shimadzu Corp.	53,500	1,340,379
Shimano, Inc.	16,000	2,253,369
Shin-Etsu Chemical Co. Ltd.	382,000	10,933,228
Shionogi & Co. Ltd.	158,900	2,405,767
Shiseido Co. Ltd. (b)	88,200	1,677,739
SMC Corp.	12,300	4,414,723
SoftBank Corp.	6,220,200	8,703,137
SoftBank Group Corp.	206,800	10,609,630
Sompo Holdings, Inc. (b)	189,000	5,772,591
Sony Group Corp.	1,317,800	33,444,619
Subaru Corp. (b)	128,300	2,304,658
Sumitomo Corp.	238,600	5,460,721
Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	155,600	$2,604,766
Sumitomo Metal Mining Co. Ltd.	53,800	1,179,544
Sumitomo Mitsui Financial Group, Inc.	797,900	20,579,430
Sumitomo Mitsui Trust Group, Inc.	140,600	3,549,731
Sumitomo Realty & Development Co. Ltd. (b)	67,200	2,532,536
Suntory Beverage & Food Ltd.	27,500	910,001
Suzuki Motor Corp.	346,300	4,263,665
Sysmex Corp.	105,900	2,027,715
T&D Holdings, Inc.	104,000	2,232,614
Taisei Corp.	35,000	1,562,592
Takeda Pharmaceutical Co. Ltd.	345,317	10,265,571
TDK Corp.	410,500	4,314,609
Terumo Corp.	281,600	5,314,536
TIS, Inc.	46,800	1,298,988
Toho Co. Ltd.	25,200	1,255,949
Tokio Marine Holdings, Inc.	383,800	14,975,828
Tokyo Electron Ltd.	96,700	13,300,620
Tokyo Gas Co. Ltd. (b)	72,300	2,306,828
Tokyo Metro Co. Ltd. (b)	69,600	848,331
Tokyu Corp.	117,000	1,321,155
TOPPAN Holdings, Inc.	55,200	1,513,558
Toray Industries, Inc.	312,000	2,138,598
Toyota Industries Corp.	34,200	2,933,833
Toyota Motor Corp.	2,031,400	36,017,725
Toyota Tsusho Corp.	133,900	2,262,716
Trend Micro, Inc.	27,200	1,841,741
Unicharm Corp.	248,700	1,986,802
West Japan Railway Co.	100,100	1,958,572
Yakult Honsha Co. Ltd. (b)	51,400	981,006
Yamaha Motor Co. Ltd.	201,400	1,617,324
Yaskawa Electric Corp. (b)	47,000	1,181,274
Yokogawa Electric Corp.	47,700	933,714
Zensho Holdings Co. Ltd.	20,800	1,125,002
ZOZO, Inc. (b)	94,800	910,708
		799,491,098
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	893,939
LUXEMBOURG — 0.1%
ArcelorMittal SA	104,217	3,007,410
CVC Capital Partners PLC (a) (d)	45,343	898,613
Eurofins Scientific SE	28,388	1,512,754
		5,418,777
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	456,000	1,782,305
Sands China Ltd. (a)	556,400	1,116,349
		2,898,654

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NETHERLANDS — 3.9%
ABN AMRO Bank NV (d)	97,124	$2,044,456
Adyen NV (a) (d)	4,748	7,270,314
Aegon Ltd.	282,751	1,855,172
Akzo Nobel NV	38,333	2,358,364
Argenx SE (a)	12,996	7,661,088
ASM International NV	9,912	4,512,237
ASML Holding NV	84,479	55,849,103
ASR Nederland NV (b)	32,247	1,851,918
BE Semiconductor Industries NV	18,327	1,913,342
Euronext NV (d)	16,963	2,459,372
EXOR NV	21,983	1,994,315
Heineken Holding NV	27,700	2,002,713
Heineken NV	61,682	5,024,458
IMCD NV (b)	11,913	1,583,788
ING Groep NV	677,913	13,267,695
JDE Peet's NV	41,186	899,555
Koninklijke Ahold Delhaize NV	195,650	7,301,083
Koninklijke KPN NV	822,229	3,479,138
Koninklijke Philips NV	175,555	4,464,755
NN Group NV	59,215	3,291,712
Randstad NV (b)	20,906	868,100
Universal Music Group NV (b)	179,149	4,941,812
Wolters Kluwer NV	50,742	7,892,304
		144,786,794
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	369,214	1,708,382
Contact Energy Ltd.	188,818	980,741
Fisher & Paykel Healthcare Corp. Ltd.	130,681	2,487,815
Infratil Ltd.	193,963	1,140,253
Meridian Energy Ltd.	264,630	839,290
Xero Ltd. (a)	30,995	3,021,318
		10,177,799
NORWAY — 0.6%
Aker BP ASA	64,596	1,529,482
DNB Bank ASA	195,670	5,141,781
Equinor ASA	182,651	4,817,193
Gjensidige Forsikring ASA	44,580	1,023,237
Kongsberg Gruppen ASA	19,003	2,782,438
Mowi ASA	96,138	1,779,786
Norsk Hydro ASA	300,301	1,733,738
Orkla ASA	150,711	1,650,581
Salmar ASA	14,543	698,252
Telenor ASA	128,947	1,840,080
		22,996,568
POLAND — 0.0% (c)
InPost SA (a)	51,503	755,104
PORTUGAL — 0.1%
EDP SA (b)	664,663	2,234,321
Galp Energia SGPS SA	90,955	1,591,911
Security Description	Shares	Value
Jeronimo Martins SGPS SA (b)	58,707	$1,242,940
		5,069,172
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	785,815	1,552,012
CapitaLand Integrated Commercial Trust REIT	1,297,141	2,014,869
CapitaLand Investment Ltd.	514,482	1,040,115
DBS Group Holdings Ltd.	429,292	14,736,419
Genting Singapore Ltd.	1,255,700	696,492
Grab Holdings Ltd. Class A (a)	474,500	2,149,485
Keppel Ltd.	318,800	1,625,508
Oversea-Chinese Banking Corp. Ltd.	735,166	9,418,048
Sea Ltd. ADR (a)	78,200	10,204,318
Sembcorp Industries Ltd.	198,600	929,050
Singapore Airlines Ltd. (b)	341,449	1,719,337
Singapore Exchange Ltd.	184,300	1,823,829
Singapore Technologies Engineering Ltd.	359,300	1,803,721
Singapore Telecommunications Ltd.	1,640,500	4,159,182
STMicroelectronics NV	146,757	3,214,747
United Overseas Bank Ltd.	275,190	7,761,724
		64,848,856
SOUTH AFRICA — 0.2%
Anglo American PLC	276,181	7,734,914
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a) (d)	39,154	937,865
SPAIN — 3.0%
Acciona SA	5,649	738,604
ACS Actividades de Construccion y Servicios SA	39,365	2,250,696
Aena SME SA (d)	16,593	3,888,826
Amadeus IT Group SA	95,819	7,330,645
Banco Bilbao Vizcaya Argentaria SA	1,243,792	16,957,483
Banco de Sabadell SA	1,137,463	3,190,356
Banco Santander SA	3,255,320	21,908,503
CaixaBank SA (b)	837,524	6,517,455
Cellnex Telecom SA (a) (d)	116,930	4,152,488
EDP Renovaveis SA (b)	68,045	566,343
Endesa SA	65,821	1,741,947
Grifols SA (a) (b)	59,839	532,201
Iberdrola SA	1,257,898	20,291,983
Industria de Diseno Textil SA	235,026	11,690,488
Redeia Corp. SA	81,896	1,642,086
Repsol SA (b)	253,415	3,361,303
Telefonica SA (b)	876,945	4,129,173
		110,890,580
SWEDEN — 3.1%
AddTech AB Class B	59,068	1,731,111
Alfa Laval AB (b)	63,248	2,713,574
Assa Abloy AB Class B	212,761	6,391,609

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class A	572,425	$9,149,688
Atlas Copco AB Class B	332,356	4,676,746
Beijer Ref AB (b)	88,854	1,250,772
Boliden AB (b)	57,895	1,900,955
Epiroc AB Class A	137,659	2,773,520
Epiroc AB Class B	82,024	1,445,675
EQT AB (b)	78,423	2,392,949
Essity AB Class B (b)	130,223	3,702,261
Evolution AB (b) (d)	34,633	2,582,197
Fastighets AB Balder Class B (a)	144,226	903,109
H & M Hennes & Mauritz AB Class B (b)	128,134	1,691,224
Hexagon AB Class B	452,470	4,840,024
Holmen AB Class B (b)	16,166	640,615
Industrivarden AB Class A	26,641	979,496
Industrivarden AB Class C	33,341	1,225,670
Indutrade AB (b)	58,779	1,629,963
Investment AB Latour Class B (b)	32,040	872,709
Investor AB Class B (b)	369,302	11,021,438
L E Lundbergforetagen AB Class B	16,401	822,356
Lifco AB Class B (b)	48,109	1,707,747
Nibe Industrier AB Class B	309,051	1,176,261
Saab AB Class B (b)	67,077	2,639,188
Sagax AB Class B (b)	47,347	994,048
Sandvik AB (b)	229,780	4,835,838
Securitas AB Class B	104,741	1,483,175
Skandinaviska Enskilda Banken AB Class A (a) (b)	345,318	5,684,705
Skanska AB Class B (a) (b)	77,411	1,709,680
SKF AB Class B (a) (b)	72,826	1,476,334
Svenska Cellulosa AB SCA Class B (a)	132,207	1,745,527
Svenska Handelsbanken AB Class A (b)	312,290	3,531,704
Swedbank AB Class A (b)	179,462	4,089,878
Swedish Orphan Biovitrum AB (a) (b)	40,740	1,168,232
Tele2 AB Class B	116,971	1,578,423
Telefonaktiebolaget LM Ericsson Class B (b)	587,539	4,574,544
Telia Co. AB (b)	532,262	1,922,906
Trelleborg AB Class B	43,444	1,616,830
Volvo AB Class B (a) (b)	338,715	9,943,966
		117,216,647
SWITZERLAND — 4.8%
ABB Ltd. (b)	338,321	17,455,675
Avolta AG (b)	19,349	847,526
Baloise Holding AG	9,114	1,912,694
Banque Cantonale Vaudoise (b)	6,849	748,365
Barry Callebaut AG (b)	773	1,023,713
BKW AG	4,237	741,027
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (b) (e)	194	$2,622,622
Chocoladefabriken Lindt & Spruengli AG (e)	22	2,886,806
Cie Financiere Richemont SA Class A	115,045	20,081,787
DSM-Firmenich AG	40,582	4,013,455
EMS-Chemie Holding AG	1,465	998,089
Galderma Group AG (a) (b)	17,522	1,853,104
Geberit AG	7,293	4,568,708
Givaudan SA	2,005	8,606,940
Helvetia Holding AG	8,411	1,744,443
Julius Baer Group Ltd. (b)	43,214	2,995,253
Kuehne & Nagel International AG (b)	10,591	2,445,649
Logitech International SA	32,563	2,759,076
Lonza Group AG	15,674	9,682,375
Partners Group Holding AG	4,825	6,866,561
Sandoz Group AG	88,007	3,690,280
Schindler Holding AG (b) (e)	8,513	2,667,922
Schindler Holding AG (e)	5,371	1,627,602
SGS SA (b)	32,334	3,221,535
SIG Group AG (b)	64,401	1,190,666
Sika AG	33,151	8,074,603
Sonova Holding AG	11,097	3,239,923
Straumann Holding AG (b)	24,834	3,006,332
Swatch Group AG Bearer Shares (b)	5,970	1,029,448
Swiss Life Holding AG	6,088	5,553,826
Swiss Prime Site AG	17,390	2,133,948
Swisscom AG (b)	5,437	3,132,903
Temenos AG (b)	13,528	1,050,283
UBS Group AG	704,123	21,625,630
VAT Group AG (d)	5,664	2,041,540
Zurich Insurance Group AG	31,325	21,863,864
		180,004,173
UNITED KINGDOM — 11.1%
3i Group PLC	211,181	9,922,180
Admiral Group PLC	54,976	2,028,149
Ashtead Group PLC	92,369	4,990,230
Associated British Foods PLC	75,045	1,859,029
AstraZeneca PLC	332,495	48,787,362
Auto Trader Group PLC (d)	200,735	1,939,528
Aviva PLC	564,629	4,066,186
BAE Systems PLC	644,538	13,004,754
Barclays PLC	3,077,954	11,564,257
Barratt Redrow PLC	303,108	1,666,061
British American Tobacco PLC	424,986	17,421,290
BT Group PLC (b)	1,390,556	2,980,377
Bunzl PLC	73,967	2,843,043
Centrica PLC	1,035,547	2,003,527
CK Hutchison Holdings Ltd.	589,500	3,323,465
Coca-Cola Europacific Partners PLC	45,800	3,985,974
Compass Group PLC	365,609	12,083,633
Croda International PLC	28,161	1,069,056

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DCC PLC	22,926	$1,531,002
Diageo PLC	476,219	12,435,230
Entain PLC	135,639	1,024,018
Halma PLC	84,562	2,834,993
HSBC Holdings PLC	3,832,048	43,408,318
Imperial Brands PLC	167,982	6,210,838
Informa PLC	296,292	2,968,592
InterContinental Hotels Group PLC	33,346	3,587,594
Intertek Group PLC	33,490	2,175,979
J Sainsbury PLC	350,599	1,067,828
JD Sports Fashion PLC	501,204	442,839
Kingfisher PLC	387,068	1,274,018
Land Securities Group PLC REIT	143,450	1,021,641
Legal & General Group PLC	1,278,570	4,029,026
Lloyds Banking Group PLC	12,939,203	12,126,502
London Stock Exchange Group PLC	103,067	15,296,410
M&G PLC	492,102	1,266,649
Marks & Spencer Group PLC	430,186	1,984,567
Melrose Industries PLC	285,334	1,759,952
National Grid PLC	1,047,468	13,652,831
NatWest Group PLC	1,633,004	9,634,425
Next PLC	24,470	3,522,794
Pearson PLC	128,230	2,026,959
Phoenix Group Holdings PLC	145,994	1,082,911
Reckitt Benckiser Group PLC	148,067	10,004,615
RELX PLC	397,898	19,971,210
Rentokil Initial PLC	563,447	2,555,023
Rolls-Royce Holdings PLC (a)	1,819,320	17,668,954
Sage Group PLC	220,217	3,454,804
Schroders PLC (b)	159,095	719,742
Segro PLC REIT	280,914	2,510,504
Severn Trent PLC	58,569	1,915,937
Smith & Nephew PLC	183,626	2,580,250
Smiths Group PLC	70,737	1,773,629
Spirax Group PLC	15,720	1,266,268
SSE PLC	233,179	4,799,389
Standard Chartered PLC	449,087	6,659,010
Tesco PLC	1,428,303	6,140,212
Unilever PLC	533,118	31,784,967
United Utilities Group PLC	141,323	1,842,550
Vodafone Group PLC	4,272,284	4,011,219
Whitbread PLC	37,255	1,185,877
Wise PLC Class A (a)	145,205	1,780,997
WPP PLC	223,290	1,695,474
		416,224,648
UNITED STATES — 10.7%
Alcon AG	108,452	10,289,887
BP PLC	3,449,220	19,340,159
CSL Ltd.	103,527	16,249,706
CyberArk Software Ltd. (a)	9,800	3,312,400
Experian PLC	199,731	9,247,435
Ferrovial SE	103,696	4,633,371
GSK PLC	894,336	17,077,714
Security Description	Shares	Value
Haleon PLC	1,933,386	$9,756,439
Holcim AG	112,237	12,077,494
James Hardie Industries PLC CDI (a)	93,458	2,224,242
Monday.com Ltd. (a)	7,900	1,920,964
Nestle SA	561,948	56,785,343
Novartis AG	422,618	46,937,444
Qiagen NV (a)	45,908	1,821,959
Roche Holding AG (b)	150,671	49,587,182
Roche Holding AG Bearer Shares (b)	6,722	2,333,144
Sanofi SA	244,473	27,040,983
Schneider Electric SE	117,634	27,127,649
Shell PLC	1,306,984	47,537,810
Spotify Technology SA (a)	33,000	18,150,990
Stellantis NV (b)	428,376	4,799,812
Swiss Re AG	65,441	11,136,046
Tenaris SA	92,921	1,816,498
		401,204,671
TOTAL COMMON STOCKS (Cost $2,491,452,051)		3,664,966,512

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	57,824,812	57,824,812
State Street Navigator Securities Lending Portfolio II (h) (i)	204,489,073	204,489,073
TOTAL SHORT-TERM INVESTMENTS (Cost $262,313,885)		262,313,885
TOTAL INVESTMENTS — 104.4% (Cost $2,753,765,936)		3,927,280,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(165,707,707)
NET ASSETS — 100.0%		$3,761,572,690
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	825	06/20/2025	$101,820,484	$99,672,375	$(2,148,109)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$114,425,599	$3,550,540,913	$—	$3,664,966,512
Short-Term Investments	262,313,885	—	—	262,313,885
TOTAL INVESTMENTS	$376,739,484	$3,550,540,913	$—	$3,927,280,397
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,148,109)	$—	$—	$(2,148,109)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,148,109)	$—	$—	$(2,148,109)
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	23.0%
Industrials	17.4
Health Care	11.9
Consumer Discretionary	10.1
Consumer Staples	8.0
Information Technology	7.9
Materials	5.6
Communication Services	4.9
Energy	3.6
Utilities	3.2
Real Estate	1.8
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$232,553,594	$255,366,890	$—	$—	57,824,812	$57,824,812	$685,968
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	278,888,080	117,666,197	—	—	204,489,073	204,489,073	156,352
Total		$123,905,298	$511,441,674	$373,033,087	$—	$—		$262,313,885	$842,320
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 16.4%
State Street Equity 500 Index II Portfolio	434,450	$220,956,722
State Street Small/Mid Cap Equity Index Portfolio	83,469	24,052,545
		245,009,267
DOMESTIC FIXED INCOME — 50.4%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,916,748	53,113,087
SPDR Bloomberg High Yield Bond ETF	1,096,204	104,468,241
SPDR Portfolio Short Term Corporate Bond ETF (b)	1,983,612	59,706,721
SPDR Portfolio Short Term Treasury ETF (b)	8,044,740	235,228,198
State Street Aggregate Bond Index Portfolio	3,347,354	298,751,317
		751,267,564
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	14,009,927	268,850,499
INTERNATIONAL EQUITY — 10.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,232,080	149,229,590
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,720,102	75,065,251
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,468,431,918)		1,489,422,171
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	13,575,608	$13,575,608
State Street Navigator Securities Lending Portfolio II (a)(e)	14,549,575	14,549,575
TOTAL SHORT-TERM INVESTMENTS (Cost $28,125,183)		$28,125,183
TOTAL INVESTMENTS — 101.7% (Cost $1,496,557,101)		1,517,547,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(26,035,730)
NET ASSETS — 100.0%		$1,491,511,624
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,489,422,171	$—	$—	$1,489,422,171
Short-Term Investments	28,125,183	—	—	28,125,183
TOTAL INVESTMENTS	$1,517,547,354	$—	$—	$1,517,547,354
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,146,055	$113,640,557	$163,732,930	$6,961,921	$(700,959)	$(860,108)	14,009,927	$268,850,499	$104,438
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	52,951,584	—	—	161,503	1,916,748	53,113,087	—
SPDR Bloomberg High Yield Bond ETF	462,225	44,128,621	66,213,075	1,795,877	(236,605)	(3,840,973)	1,096,204	104,468,241	484,199
SPDR Dow Jones Global Real Estate ETF	735,881	31,561,936	44,723,915	1,347,056	(266,879)	393,335	1,720,102	75,065,251	217,366
SPDR Portfolio Short Term Corporate Bond ETF	845,615	25,250,064	34,865,137	859,657	(42,679)	493,856	1,983,612	59,706,721	196,096
SPDR Portfolio Short Term Treasury ETF	3,442,503	99,867,012	139,655,674	5,836,089	(333,232)	1,874,833	8,044,740	235,228,198	657,281
State Street Aggregate Bond Index Portfolio	1,442,440	126,112,532	189,552,289	5,636,234	(1,246,704)	(10,030,566)	3,347,354	298,751,317	818,752
State Street Equity 500 Index II Portfolio	181,694	96,545,035	108,434,491	4,720,000	1,401,404	19,295,792	434,450	220,956,722	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	628,225	72,095,120	83,326,997	17,866,609	(643,865)	12,317,947	1,232,080	149,229,590	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	951,791	951,791	82,588,309	69,964,492	—	—	13,575,608	13,575,608	17,818
State Street Navigator Securities Lending Portfolio II	552,532	552,532	35,230,408	21,233,365	—	—	14,549,575	14,549,575	1,744
State Street Small/Mid Cap Equity Index Portfolio	58,096	18,273,528	14,183,932	7,880,000	(461,244)	(63,671)	83,469	24,052,545	—
Total		$628,978,728	$1,015,458,741	$144,101,300	$(2,530,763)	$19,741,948		$1,517,547,354	$2,497,694
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 23.2%
State Street Equity 500 Index II Portfolio	779,036	$396,210,135
State Street Small/Mid Cap Equity Index Portfolio	175,228	50,493,733
		446,703,868
DOMESTIC FIXED INCOME — 38.8%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	2,454,545	68,015,442
SPDR Bloomberg High Yield Bond ETF (b)	1,414,827	134,833,013
SPDR Portfolio Short Term Corporate Bond ETF (b)	947,493	28,519,539
SPDR Portfolio Short Term Treasury ETF (b)	3,764,668	110,078,892
State Street Aggregate Bond Index Portfolio	4,517,332	403,171,868
		744,618,754
INFLATION LINKED — 18.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18,202,461	349,305,227
INTERNATIONAL EQUITY — 14.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,308,615	279,619,444
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	2,224,172	97,062,866
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,852,492,070)		1,917,310,159
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	3,842,829	$3,842,829
State Street Navigator Securities Lending Portfolio II (a)(e)	16,006,275	16,006,275
TOTAL SHORT-TERM INVESTMENTS (Cost $19,849,104)		$19,849,104
TOTAL INVESTMENTS — 100.9% (Cost $1,872,341,174)		1,937,159,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(16,581,614)
NET ASSETS — 100.0%		$1,920,577,649
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,917,310,159	$—	$—	$1,917,310,159
Short-Term Investments	19,849,104	—	—	19,849,104
TOTAL INVESTMENTS	$1,937,159,263	$—	$—	$1,937,159,263
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	19,343,091	$357,653,753	$2,203,154	$23,677,155	$(2,302,117)	$15,427,592	18,202,461	$349,305,227	$324,882
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	67,806,806	—	—	208,636	2,454,545	68,015,442	—
SPDR Bloomberg High Yield Bond ETF	1,453,955	138,809,084	2,387,310	6,163,599	(796,921)	597,139	1,414,827	134,833,013	1,505,415
SPDR Dow Jones Global Real Estate ETF	2,313,739	99,236,266	304,116	4,185,638	(163,130)	1,871,252	2,224,172	97,062,866	641,755
SPDR Portfolio Short Term Corporate Bond ETF	917,663	27,401,417	1,904,164	999,818	(46,224)	260,000	947,493	28,519,539	209,625
SPDR Portfolio Short Term Treasury ETF	3,645,339	105,751,284	15,665,179	12,130,799	(308,144)	1,101,372	3,764,668	110,078,892	689,003
State Street Aggregate Bond Index Portfolio	4,684,269	409,545,612	6,353,625	20,999,958	(4,850,374)	13,122,963	4,517,332	403,171,868	2,623,833
State Street Equity 500 Index II Portfolio	790,610	420,098,514	9,310,521	15,923,097	5,337,190	(22,612,993)	779,036	396,210,135	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,835,071	325,352,813	4,837,768	68,476,920	(1,273,430)	19,179,213	2,308,615	279,619,444	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,371,438	6,371,438	59,752,048	62,280,657	—	—	3,842,829	3,842,829	28,840
State Street Navigator Securities Lending Portfolio II	44,703,320	44,703,320	235,663,480	264,360,525	—	—	16,006,275	16,006,275	84,010
State Street Small/Mid Cap Equity Index Portfolio	284,014	89,333,733	400,000	32,000,000	(5,141,098)	(2,098,902)	175,228	50,493,733	—
Total		$2,024,257,234	$406,588,171	$511,198,166	$(9,544,248)	$27,056,272		$1,937,159,263	$6,107,363
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 33.3%
State Street Equity 500 Index II Portfolio	1,731,309	$880,526,225
State Street Small/Mid Cap Equity Index Portfolio	464,289	133,789,491
		1,014,315,716
DOMESTIC FIXED INCOME — 31.1%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	196,364	5,441,246
SPDR Bloomberg High Yield Bond ETF (b)	2,012,804	191,820,221
SPDR Portfolio Long Term Treasury ETF	5,228,145	142,519,233
SPDR Portfolio Short Term Corporate Bond ETF	53,262	1,603,186
SPDR Portfolio Short Term Treasury ETF	209,119	6,114,640
State Street Aggregate Bond Index Portfolio	6,732,744	600,897,410
		948,395,936
INFLATION LINKED — 10.1%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	16,007,449	307,182,946
INTERNATIONAL EQUITY — 22.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,720,518	692,869,110
REAL ESTATE — 2.6%
SPDR Dow Jones Global Real Estate ETF (b)	1,858,975	81,125,669
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,873,341,006)		3,043,889,377
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	8,221,380	$8,221,380
State Street Navigator Securities Lending Portfolio II (a)(e)	18,066,597	18,066,597
TOTAL SHORT-TERM INVESTMENTS (Cost $26,287,977)		$26,287,977
TOTAL INVESTMENTS — 100.7% (Cost $2,899,628,983)		3,070,177,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(20,581,885)
NET ASSETS — 100.0%		$3,049,595,469
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,043,889,377	$—	$—	$3,043,889,377
Short-Term Investments	26,287,977	—	—	26,287,977
TOTAL INVESTMENTS	$3,070,177,354	$—	$—	$3,070,177,354
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	15,750,727	$291,230,942	$14,374,612	$9,292,446	$(1,122,196)	$11,992,034	16,007,449	$307,182,946	$269,423
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	5,424,555	—	—	16,691	196,364	5,441,246	—
SPDR Bloomberg High Yield Bond ETF	1,988,619	189,853,456	7,998,636	5,701,997	(706,152)	376,278	2,012,804	191,820,221	2,090,862
SPDR Dow Jones Global Real Estate ETF	1,785,610	76,584,812	4,616,071	1,397,176	(316,642)	1,638,604	1,858,975	81,125,669	509,629
SPDR Portfolio Long Term Treasury ETF	5,638,028	147,659,953	14,071,504	25,125,567	(13,063,305)	18,976,648	5,228,145	142,519,233	971,909
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,604,092	—	—	(906)	53,262	1,603,186	—
SPDR Portfolio Short Term Treasury ETF	—	—	6,120,286	—	—	(5,646)	209,119	6,114,640	—
State Street Aggregate Bond Index Portfolio	6,773,855	592,238,182	15,244,718	18,785,773	(3,679,906)	15,880,189	6,732,744	600,897,410	3,844,718
State Street Equity 500 Index II Portfolio	1,552,313	824,837,285	111,227,954	20,050,988	7,196,402	(42,684,428)	1,731,309	880,526,225	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,232,830	715,279,537	9,714,229	71,514,230	12,272,478	27,117,096	5,720,518	692,869,110	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,334,398	7,334,398	95,043,142	94,156,160	—	—	8,221,380	8,221,380	66,245
State Street Navigator Securities Lending Portfolio II	85,986,780	85,986,780	318,449,779	386,369,962	—	—	18,066,597	18,066,597	87,862
State Street Small/Mid Cap Equity Index Portfolio	634,971	199,723,820	3,400,000	52,600,000	(9,869,449)	(6,864,880)	464,289	133,789,491	—
Total		$3,130,729,165	$607,289,578	$684,994,299	$(9,288,770)	$26,441,680		$3,070,177,354	$7,840,648
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 39.6%
State Street Equity 500 Index II Portfolio	2,007,704	$1,021,098,362
State Street Small/Mid Cap Equity Index Portfolio	637,843	183,800,804
		1,204,899,166
DOMESTIC FIXED INCOME — 30.7%
SPDR Bloomberg High Yield Bond ETF (a)	1,539,876	146,750,183
SPDR Portfolio Long Term Treasury ETF (a)	10,978,463	299,272,901
State Street Aggregate Bond Index Portfolio	5,489,875	489,971,372
		935,994,456
INFLATION LINKED — 0.5%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	802,728	15,404,350
INTERNATIONAL EQUITY — 28.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,260,657	879,410,821
REAL ESTATE — 0.1%
SPDR Dow Jones Global Real Estate ETF (a)	92,272	4,026,750
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,833,278,142)		3,039,735,543
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b)(c) (Cost $10,634,171)	10,634,171	$10,634,171
TOTAL INVESTMENTS — 100.2% (Cost $2,843,912,313)		3,050,369,714
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,927,049)
NET ASSETS — 100.0%		$3,045,442,665
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,039,735,543	$—	$—	$3,039,735,543
Short-Term Investment	10,634,171	—	—	10,634,171
TOTAL INVESTMENTS	$3,050,369,714	$—	$—	$3,050,369,714
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	—	$—	$15,417,997	$—	$—	$(13,647)	802,728	$15,404,350	$—
SPDR Bloomberg High Yield Bond ETF	1,487,445	142,006,374	7,394,995	2,396,437	(308,316)	53,567	1,539,876	146,750,183	1,574,391
SPDR Dow Jones Global Real Estate ETF	—	—	4,014,293	—	—	12,457	92,272	4,026,750	—
SPDR Portfolio Long Term Treasury ETF	11,397,969	298,512,808	12,857,114	24,181,720	(12,363,632)	24,448,331	10,978,463	299,272,901	1,978,399
State Street Aggregate Bond Index Portfolio	5,496,989	480,601,748	13,253,573	13,865,534	(3,117,590)	13,099,175	5,489,875	489,971,372	3,142,714
State Street Equity 500 Index II Portfolio	1,759,687	935,027,435	143,614,023	16,641,676	6,144,950	(47,046,370)	2,007,704	1,021,098,362	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,759,155	890,440,654	17,056,983	77,261,283	24,906,230	24,268,237	7,260,657	879,410,821	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,669,832	6,669,832	91,588,278	87,623,939	—	—	10,634,171	10,634,171	80,200
State Street Navigator Securities Lending Portfolio II	4,240,568	4,240,568	1,609,807	5,850,375	—	—	—	—	5,276
State Street Small/Mid Cap Equity Index Portfolio	819,345	257,716,809	5,100,000	57,100,000	(11,661,749)	(10,254,256)	637,843	183,800,804	—
Total		$3,015,216,228	$311,907,063	$284,920,964	$3,599,893	$4,567,494		$3,050,369,714	$6,780,980
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 44.0%
State Street Equity 500 Index II Portfolio	2,005,830	$1,020,145,143
State Street Small/Mid Cap Equity Index Portfolio	757,121	218,172,079
		1,238,317,222
DOMESTIC FIXED INCOME — 23.7%
SPDR Bloomberg High Yield Bond ETF (b)	592,632	56,477,830
SPDR Portfolio Long Term Treasury ETF (b)	10,456,593	285,046,725
State Street Aggregate Bond Index Portfolio	3,664,565	327,062,447
		668,587,002
INTERNATIONAL EQUITY — 32.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,498,724	908,245,450
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,592,315,184)		2,815,149,674
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	8,324,751	8,324,751
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	17,649,495	$17,649,495
TOTAL SHORT-TERM INVESTMENTS (Cost $25,974,246)		$25,974,246
TOTAL INVESTMENTS — 100.8% (Cost $2,618,289,430)		2,841,123,920
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(21,175,603)
NET ASSETS — 100.0%		$2,819,948,317
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,815,149,674	$—	$—	$2,815,149,674
Short-Term Investments	25,974,246	—	—	25,974,246
TOTAL INVESTMENTS	$2,841,123,920	$—	$—	$2,841,123,920
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg High Yield Bond ETF	531,856	$50,776,292	$7,768,214	$1,999,318	$94,313	$(161,671)	592,632	$56,477,830	$556,872
SPDR Portfolio Long Term Treasury ETF	10,612,239	277,934,539	12,085,551	16,182,345	(8,628,640)	19,837,620	10,456,593	285,046,725	1,841,135
State Street Aggregate Bond Index Portfolio	3,640,590	318,296,802	9,177,281	6,999,999	(1,600,556)	8,188,919	3,664,565	327,062,447	2,077,281
State Street Equity 500 Index II Portfolio	1,767,049	938,939,130	139,853,146	17,952,304	6,974,244	(47,669,073)	2,005,830	1,020,145,143	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,034,648	922,056,222	19,416,321	83,968,315	26,482,976	24,258,246	7,498,724	908,245,450	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,769,058	4,769,058	91,369,875	87,814,182	—	—	8,324,751	8,324,751	67,030
State Street Navigator Securities Lending Portfolio II	20,275,710	20,275,710	150,632,086	153,258,301	—	—	17,649,495	17,649,495	42,832
State Street Small/Mid Cap Equity Index Portfolio	941,860	296,252,640	4,537,625	57,600,000	(12,662,833)	(12,355,353)	757,121	218,172,079	—
Total		$2,829,300,393	$434,840,099	$425,774,764	$10,659,504	$(7,901,312)		$2,841,123,920	$4,585,150
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 47.5%
State Street Equity 500 Index II Portfolio	1,925,048	$979,059,994
State Street Small/Mid Cap Equity Index Portfolio	862,854	248,639,902
		1,227,699,896
DOMESTIC FIXED INCOME — 17.5%
SPDR Portfolio Long Term Treasury ETF	9,606,343	261,868,910
State Street Aggregate Bond Index Portfolio	2,142,387	191,208,050
		453,076,960
INTERNATIONAL EQUITY — 34.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,439,228	901,039,282
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,355,981,079)		2,581,816,138
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b)(c) (Cost $7,431,525)	7,431,525	7,431,525
TOTAL INVESTMENTS — 100.1% (Cost $2,363,412,604)		2,589,247,663
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,380,492)
NET ASSETS — 100.0%		$2,586,867,171

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,581,816,138	$—	$—	$2,581,816,138
Short-Term Investment	7,431,525	—	—	7,431,525
TOTAL INVESTMENTS	$2,589,247,663	$—	$—	$2,589,247,663
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	9,738,531	$255,052,127	$14,044,266	$17,568,302	$(9,387,775)	$19,728,594	9,606,343	$261,868,910	$1,694,354
State Street Aggregate Bond Index Portfolio	2,078,621	181,733,836	9,692,145	4,000,000	(883,156)	4,665,225	2,142,387	191,208,050	1,192,145
State Street Equity 500 Index II Portfolio	1,681,916	893,702,498	139,862,716	15,444,819	5,353,153	(44,413,554)	1,925,048	979,059,994	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,915,214	908,349,987	19,635,820	77,245,848	24,285,358	26,013,965	7,439,228	901,039,282	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,989,985	5,989,985	85,317,264	83,875,724	—	—	7,431,525	7,431,525	66,097
State Street Navigator Securities Lending Portfolio II	—	—	8,442,650	8,442,650	—	—	—	—	308
State Street Small/Mid Cap Equity Index Portfolio	1,031,260	324,372,531	7,406,250	55,499,999	(12,339,421)	(15,299,459)	862,854	248,639,902	—
Total		$2,569,200,964	$284,401,111	$262,077,342	$7,028,159	$(9,305,229)		$2,589,247,663	$2,952,904
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 50.4%
State Street Equity 500 Index II Portfolio	1,670,571	$849,635,780
State Street Small/Mid Cap Equity Index Portfolio	893,989	257,611,746
		1,107,247,526
DOMESTIC FIXED INCOME — 12.4%
SPDR Portfolio Long Term Treasury ETF (b)	8,166,885	222,629,285
State Street Aggregate Bond Index Portfolio	564,695	50,399,014
		273,028,299
INTERNATIONAL EQUITY — 37.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,705,905	812,219,179
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,982,222,142)		2,192,495,004
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	7,534,055	7,534,055
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	6,440,775	$6,440,775
TOTAL SHORT-TERM INVESTMENTS (Cost $13,974,830)		$13,974,830
TOTAL INVESTMENTS — 100.4% (Cost $1,996,196,972)		2,206,469,834
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(9,705,310)
NET ASSETS — 100.0%		$2,196,764,524
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,192,495,004	$—	$—	$2,192,495,004
Short-Term Investments	13,974,830	—	—	13,974,830
TOTAL INVESTMENTS	$2,206,469,834	$—	$—	$2,206,469,834

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	8,283,686	$216,949,737	$17,095,841	$20,197,821	$(8,100,992)	$16,882,520	8,166,885	$222,629,285	$1,439,119
State Street Aggregate Bond Index Portfolio	505,436	44,190,227	6,289,984	999,999	(22,013)	940,815	564,695	50,399,014	289,984
State Street Equity 500 Index II Portfolio	1,456,009	773,665,154	128,103,757	18,455,602	6,535,810	(40,213,339)	1,670,571	849,635,780	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,141,724	819,584,254	19,945,967	72,634,208	16,524,120	28,799,046	6,705,905	812,219,179	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,789,023	5,789,023	82,261,357	80,516,325	—	—	7,534,055	7,534,055	55,324
State Street Navigator Securities Lending Portfolio II	—	—	6,470,700	29,925	—	—	6,440,775	6,440,775	102
State Street Small/Mid Cap Equity Index Portfolio	1,034,720	325,460,749	10,100,000	50,300,000	(9,934,611)	(17,714,392)	893,989	257,611,746	—
Total		$2,185,639,144	$270,267,606	$243,133,880	$5,002,314	$(11,305,350)		$2,206,469,834	$1,784,529
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	1,272,645	$647,254,257
State Street Small/Mid Cap Equity Index Portfolio	738,020	212,667,939
		859,922,196
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Long Term Treasury ETF	6,184,214	168,581,674
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,207,345	630,713,627
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,509,349,926)		1,659,217,497
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b)(c) (Cost $5,900,681)	5,900,681	5,900,681
TOTAL INVESTMENTS — 100.2% (Cost $1,515,250,607)		1,665,118,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,881,488)
NET ASSETS — 100.0%		$1,662,236,690

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,659,217,497	$—	$—	$1,659,217,497
Short-Term Investment	5,900,681	—	—	5,900,681
TOTAL INVESTMENTS	$1,665,118,178	$—	$—	$1,665,118,178
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	6,176,039	$161,750,462	$14,272,983	$14,049,661	$(7,494,567)	$14,102,457	6,184,214	$168,581,674	$1,080,759
State Street Equity 500 Index II Portfolio	1,088,396	578,330,310	105,890,770	11,164,393	3,487,138	(29,289,568)	1,272,645	647,254,257	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,443,037	624,642,913	22,642,486	51,218,318	3,063,190	31,583,356	5,207,345	630,713,627	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,225,282	4,225,282	65,482,307	63,806,908	—	—	5,900,681	5,900,681	49,418
State Street Navigator Securities Lending Portfolio II	—	—	6,492,225	6,492,225	—	—	—	—	2,033
State Street Small/Mid Cap Equity Index Portfolio	822,984	258,861,221	11,838,231	35,600,000	(6,572,439)	(15,859,074)	738,020	212,667,939	—
Total		$1,627,810,188	$226,619,002	$182,331,505	$(7,516,678)	$537,171		$1,665,118,178	$1,132,210
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	868,205	$441,560,624
State Street Small/Mid Cap Equity Index Portfolio	503,779	145,168,942
		586,729,566
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Long Term Treasury ETF	4,214,197	114,879,010
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,550,384	430,022,462
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,031,664,503)		1,131,631,038
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b)(c) (Cost $4,501,888)	4,501,888	4,501,888
TOTAL INVESTMENTS — 100.2% (Cost $1,036,166,391)		1,136,132,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,193,134)
NET ASSETS — 100.0%		$1,133,939,792

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,131,631,038	$—	$—	$1,131,631,038
Short-Term Investment	4,501,888	—	—	4,501,888
TOTAL INVESTMENTS	$1,136,132,926	$—	$—	$1,136,132,926
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	4,158,642	$108,914,835	$9,896,760	$8,419,903	$(2,272,048)	$6,759,366	4,214,197	$114,879,010	$734,478
State Street Equity 500 Index II Portfolio	733,858	389,942,991	77,971,933	8,732,443	1,864,378	(19,486,235)	868,205	441,560,624	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,666,959	420,820,222	22,457,679	36,599,801	(1,216,650)	24,561,012	3,550,384	430,022,462	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,922,162	2,922,162	60,063,537	58,483,811	—	—	4,501,888	4,501,888	35,285
State Street Small/Mid Cap Equity Index Portfolio	554,359	174,368,049	11,013,851	24,900,001	(491,670)	(14,821,287)	503,779	145,168,942	—
Total		$1,096,968,259	$181,403,760	$137,135,959	$(2,115,990)	$(2,987,144)		$1,136,132,926	$769,763
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 101.5% (a)
DOMESTIC EQUITY — 52.7%
State Street Equity 500 Index II Portfolio	276,432	$140,590,546
State Street Small/Mid Cap Equity Index Portfolio	160,560	46,266,961
		186,857,507
DOMESTIC FIXED INCOME — 10.3%
SPDR Portfolio Long Term Treasury ETF	1,338,168	36,478,460
INTERNATIONAL EQUITY — 38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,129,334	136,784,977
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $333,081,497)		360,120,944
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b)(c) (Cost $2,408,796)	2,408,796	2,408,796
TOTAL INVESTMENTS — 102.2% (Cost $335,490,293)		362,529,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(7,942,976)
NET ASSETS — 100.0%		$354,586,764

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$360,120,944	$—	$—	$360,120,944
Short-Term Investment	2,408,796	—	—	2,408,796
TOTAL INVESTMENTS	$362,529,740	$—	$—	$362,529,740
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,310,489	$34,321,707	$16,719,682	$16,021,876	$(1,028,539)	$2,487,486	1,338,168	$36,478,460	$236,673
State Street Equity 500 Index II Portfolio	231,817	123,178,413	28,743,909	5,507,307	1,520,857	(7,345,326)	276,432	140,590,546	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,155,344	132,587,265	12,501,230	15,730,000	261,246	7,165,236	1,129,334	136,784,977	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,214,221	1,214,221	16,643,616	15,449,041	—	—	2,408,796	2,408,796	14,180
State Street Small/Mid Cap Equity Index Portfolio	174,695	54,948,676	5,343,178	8,980,000	1,354,601	(6,399,494)	160,560	46,266,961	—
Total		$346,250,282	$79,951,615	$61,688,224	$2,108,165	$(4,092,098)		$362,529,740	$250,853
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2070 FUND
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.3% (a)
DOMESTIC EQUITY — 51.1%
State Street Equity 500 Index II Portfolio	19,607	$9,971,707
State Street Small/Mid Cap Equity Index Portfolio	11,455	3,300,918
		13,272,625
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	92,757	2,528,556
INTERNATIONAL EQUITY — 37.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	80,349	9,731,853
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $25,491,211)		25,533,034
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b)(c) (Cost $119,589)	119,589	119,589
TOTAL INVESTMENTS — 98.7% (Cost $25,610,800)		25,652,623
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		327,878
NET ASSETS — 100.0%		$25,980,501

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31,2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$25,533,034	$—	$—	$25,533,034
Short-Term Investment	119,589	—	—	119,589
TOTAL INVESTMENTS	$25,652,623	$—	$—	$25,652,623
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2070 FUND
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	10,940	$286,518	$2,259,633	$50,970	$1,596	$31,779	92,757	$2,528,556	$1,971
State Street Equity 500 Index II Portfolio	2,021	1,073,900	8,908,953	4,500	143	(6,789)	19,607	9,971,707	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	9,999	1,147,500	9,021,762	485,000	25,594	21,997	80,349	9,731,853	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	15,855,439	15,735,850	—	—	119,589	119,589	2,293
State Street Small/Mid Cap Equity Index Portfolio	1,522	478,600	3,229,142	368,000	(33,689)	(5,135)	11,455	3,300,918	—
Total		$2,986,518	$39,274,929	$16,644,320	$(6,356)	$41,852		$25,652,623	$4,264
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of March 31, 2025 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended March 31, 2025, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2025, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Portfolios' or Funds' Schedule of Investments.